UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22811

Bridge Builder Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Helge K. Lee, Secretary
Bridge Builder Trust
c/o 12555 Manchester Road
Des Peres, MO 63131
 (Name and address of agent for service)

414-287-3700
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2018

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

Bridge Builder Core Bond Fund
Schedule of Investments
September 30, 2017 (Unaudited)

	Principal
	Amount	Value
BONDS & NOTES - 97.50%
Asset-Backed Obligations - 10.26%
A Voce CLO Ltd.
2.46% (3 Month LIBOR USD + 1.160%), 07/15/2026 (1) (2)	$6,500,000	$6,525,941
ABFC 2005-AQ1 Trust
4.79%, 01/25/2034 (3)	455,939	468,301
ABFC 2006-OPT1 Trust
1.39% (1 Month LIBOR USD + 0.150%), 09/25/2036 (1)	4,298,572	4,070,119
Academic Loan Funding Trust 2012-1
2.04% (1 Month LIBOR USD + 0.800%), 12/27/2022 (1) (2)	154,383	154,552
Academic Loan Funding Trust 2013-1
2.04% (1 Month LIBOR USD + 0.800%), 12/26/2044 (1) (2)	1,053,399	1,048,620
Accredited Mortgage Loan Trust 2006-2
1.39% (1 Month LIBOR USD + 0.150%), 09/25/2036 (1)	45,552	45,546
AJAX Mortgage Loan Trust
3.47%, 04/25/2057 (2)(3)	1,225,211	1,233,245
AJAX Mortgage Loan Trust 2016-2
4.13%, 10/25/2056 (2)(3)	1,224,403	1,221,984
AJAX Mortgage Loan Trust 2016-C
4.00%, 10/25/2057 (2)(3)	2,744,549	2,736,387
American Credit Acceptance Receivables Trust 2015-2
4.32%, 05/12/2021 (2)	980,000	994,952
American Credit Acceptance Receivables Trust 2016-3
1.70%, 11/12/2020 (2)	415,623	415,514
American Credit Acceptance Receivables Trust 2016-4
2.91%, 02/13/2023 (2)	1,412,000	1,417,660
American Credit Acceptance Receivables Trust 2017-2
2.86%, 06/12/2023 (2)	5,996,000	5,986,822
3.69%, 06/12/2023 (2)	3,660,000	3,661,960
American Express Credit Account Master Trust
1.93%, 09/15/2022	21,175,000	21,201,105
1.68% (1 Month LIBOR USD + 0.450%), 09/16/2024 (1)	15,600,000	15,720,480
1.61% (1 Month LIBOR USD + 0.380%), 02/18/2025 (1)	5,700,000	5,727,819
American Express Credit Account Master Trust 2013-1
1.93% (1 Month LIBOR USD + 0.700%), 02/16/2021 (1)	5,250,000	5,268,146
American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036 (2)	3,935,843	4,113,449
4.29%, 10/17/2036 (2)	300,000	319,517
6.23%, 10/17/2036 (2)	1,000,000	1,117,041
American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036 (2)	600,000	641,371
6.42%, 12/17/2036 (2)	1,000,000	1,133,677
3.47%, 04/17/2052 (2)	2,150,568	2,222,962
5.64%, 04/17/2052 (2)	3,900,000	4,240,260
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2045 (2)	1,865,404	1,959,274
AmeriCredit Automobile Receivables 2016-1
1.98% (1 Month LIBOR USD + 0.750%), 06/10/2019 (1)	260,797	260,844
AmeriCredit Automobile Receivables Trust
1.51%, 05/18/2020	4,123,863	4,121,515
2.30%, 02/18/2022	1,153,000	1,155,022
2.71%, 08/18/2022	618,000	619,869
3.13%, 01/18/2023	1,387,000	1,394,430
AmeriCredit Automobile Receivables Trust 2016-2
1.42%, 10/08/2019	741,325	741,189
1.93% (1 Month LIBOR USD + 0.700%), 10/08/2019 (1)	2,084,743	2,086,242
1.60%, 11/09/2020	342,000	341,839
AmeriCredit Automobile Receivables Trust 2016-3
1.79% (1 Month LIBOR USD + 0.560%), 11/08/2019 (1)	1,233,979	1,234,970
Americredit Automobile Receivables Trust 2016-4
1.83%, 12/08/2021	900,000	893,401
AmeriCredit Automobile Receivables Trust 2017-2
3.42%, 04/18/2023	6,000,000	6,058,550
AmeriCredit Automobile Receivables Trust 2017-3
2.69%, 06/19/2023	7,098,000	7,103,332
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-13
5.13%, 01/25/2034 (3)	2,096	2,331
Amortizing Residential Collateral Trust 2002-BC5
2.27% (1 Month LIBOR USD + 1.040%), 07/25/2032 (1)	3,211,995	3,180,675
Anchor Assets IX LLC
5.13%, 02/15/2020 (2)(11)	7,500,000	7,500,000
Anchorage Capital CLO 2013-1 Ltd.
0.00% (3 Month LIBOR USD + 1.250%), 10/13/2030 (1) (2)	2,500,000	2,500,000
Arcadia Receivables Credit Trust 2017-1
3.25%, 06/15/2023 (2)	3,729,395	3,751,877
Argent Securities, Inc.
2.37% (1 Month LIBOR USD + 1.140%), 03/25/2034 (1)	3,570,651	3,542,428
Argent Securities, Inc. Asset Back Pass Through Certificates Series 2004-W5
2.27% (1 Month LIBOR USD + 1.040%), 04/25/2034 (1)	3,667,317	3,642,314
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3
1.58% (1 Month LIBOR USD + 0.340%), 11/25/2035 (1)	3,660,530	3,654,864
Asset Backed Securities Co. Home Equity Loan Trust Series 2003-HE6
1.92% (1 Month LIBOR USD + 0.680%), 11/25/2033 (1)	1,862,969	1,795,722
Asset Backed Securities Co. Home Equity Loan Trust Series 2004-HE6
1.96% (1 Month LIBOR USD + 0.720%), 09/25/2034 (1)	691,661	691,475
Asset Backed Securities Co. Home Equity Loan Trust Series OOMC 2006-HE3
1.41% (1 Month LIBOR USD + 0.170%), 03/25/2036 (1)	2,758,023	2,741,880
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
1.45% (1 Month LIBOR USD + 0.220%), 01/25/2036 (1)	5,521,940	5,491,932
Asset-Backed Pass-Through Certificates Series 2004-R2
2.01% (1 Month LIBOR USD + 0.780%), 04/25/2034 (1)	429,232	431,714
Atlas Senior Loan Fund Ltd.
2.61% (3 Month LIBOR USD + 1.300%), 01/16/2030 (1) (2)	3,750,000	3,774,967
Atlas Senior Loan Fund V Ltd.
2.56% (3 Month LIBOR USD + 1.260%), 07/16/2029 (1) (2)	4,250,000	4,278,836
Avis Budget Rental Car Funding AESOP LLC
1.92%, 09/20/2019 (2)	4,900,000	4,898,850
2.46%, 07/20/2020 (2)	10,300,000	10,331,653
2.50%, 07/20/2021 (2)	7,900,000	7,887,211
2.63%, 12/20/2021 (2)	6,600,000	6,600,104
Axis Equipment Finance Receivables III LLC
1.90%, 03/20/2020 (2)	359,965	359,767
AXIS Equipment Finance Receivables IV LLC
2.21%, 11/20/2021 (2)	1,379,735	1,375,764
B2R Mortgage Trust 2015-1
2.52%, 05/15/2048 (2)	1,182,999	1,177,901
B2R Mortgage Trust 2015-2
3.34%, 11/15/2048 (2)	2,805,604	2,831,569
BA Credit Card Trust
1.36%, 09/15/2020	1,200,000	1,199,438
1.95%, 08/15/2022	7,548,000	7,557,922
Battalion CLO IV Ltd.
2.45% (3 Month LIBOR USD + 1.140%), 10/22/2025 (1) (2)	5,000,000	5,004,755
Battalion CLO V Ltd.
2.47% (3 Month LIBOR USD + 1.170%), 04/17/2026 (1) (2)	2,750,000	2,754,037
Battalion CLO VI Ltd.
2.48% (3 Month LIBOR USD + 1.180%), 10/17/2026 (1) (2)	2,100,000	2,104,475
Battalion CLO VII Ltd.
2.49% (3 Month LIBOR USD + 1.190%), 10/17/2026 (1) (2)	4,000,000	4,008,224
Bayview Financial Mortgage Pass-Through Trust 2007-B
6.83%, 08/28/2047 (3)	219,753	196,616
Bayview Opportunity Master Fund IIIa Trust 2017-RN7
3.10%, 09/28/2032 (2)(3)	5,245,000	5,245,000
Bayview Opportunity Master Fund IIIb Trust 2017-RN2
3.47%, 04/28/2032 (2)(3)	553,642	557,016
Bayview Opportunity Master Fund IIIb Trust 2017-RN3
3.23%, 05/28/2032 (2)(3)	1,475,597	1,476,761
Bayview Opportunity Master Fund IVb Trust 2017-NPL1
3.60%, 01/28/2032 (2)(3)	1,209,128	1,205,995
BCC Funding Co. X
2.22%, 10/20/2020 (2)	644,240	643,618
BCC Funding XIII LLC
2.20%, 12/20/2021 (2)	2,041,877	2,040,104
Bear Stearns Asset Backed Securities I Trust 2004-HE6
2.09% (1 Month LIBOR USD + 0.860%), 08/25/2034 (1)	7,536,175	7,175,626
Bear Stearns Asset Backed Securities I Trust 2004-HE7
2.14% (1 Month LIBOR USD + 0.900%), 08/25/2034 (1)	924,542	920,710
Bear Stearns Asset Backed Securities Trust 2003-2
2.74% (1 Month LIBOR USD + 1.500%), 03/25/2043 (1)	4,569,044	4,513,488
Bear Stearns Asset Backed Securities Trust 2006-SD1
1.61% (1 Month LIBOR USD + 0.370%), 04/25/2036 (1)	32,832	32,120
Benefit Street Partners CLO VII Ltd.
2.83% (3 Month LIBOR USD + 1.530%), 07/18/2027 (1) (2)	2,000,000	2,000,370
BlueMountain CLO 2015-1 Ltd.
2.63% (3 Month LIBOR USD + 1.330%), 04/13/2027 (1) (2)	775,000	778,702
BXG Receivables Note Trust 2012-A
2.66%, 12/02/2027 (2)	288,007	284,973
CAM Mortgage Trust 2016-2
3.25%, 06/15/2057 (2)(3)	617,164	617,902
CAM Mortgage Trust 2017-1
3.22%, 08/01/2057 (2)(3)	1,439,338	1,440,342
Camillo Issuer LLC 2016-SFR1 A
5.00%, 12/05/2023 (11)	5,127,986	5,116,769
Capital Auto Receivables Asset Trust 2016-2
1.32%, 01/22/2019	235,278	235,217
Capital Auto Receivables Asset Trust 2016-3
1.36%, 04/22/2019	1,071,000	1,070,644
Capital One Multi-Asset Execution Trust
1.68% (1 Month LIBOR USD + 0.450%), 02/15/2022 (1)	11,077,000	11,135,574
2.00%, 01/17/2023	17,500,000	17,548,207
1.64% (1 Month LIBOR USD + 0.410%), 01/15/2025 (1)	6,630,000	6,673,490
2.43%, 01/15/2025	5,548,000	5,608,708
CarFinance Capital Auto Trust 2014-1
2.72%, 04/15/2020 (2)	116,914	117,191
CarFinance Capital Auto Trust 2014-2
1.44%, 11/16/2020 (2)	316,513	316,336
CarFinance Capital Auto Trust 2015-1
1.75%, 06/15/2021 (2)	1,455,069	1,454,671
Carlyle 2017-1 Ltd.
2.39% (3 Month LIBOR USD + 1.230%), 04/20/2031 (1) (2)	5,500,000	5,554,857
Carlyle Global Market Strategies CLO 2014-3 Ltd.
2.47% (3 Month LIBOR USD + 1.150%), 07/27/2026 (1) (2)	3,000,000	2,999,313
Carlyle US Clo 2017-2 Ltd.
2.55% (3 Month LIBOR USD + 1.220%), 07/20/2031 (1) (2)	3,000,000	3,004,098
CarMax Auto Owner Trust
1.64%, 09/15/2020	7,951,000	7,949,740
1.97%, 04/15/2022	6,116,000	6,115,224
2.22%, 11/15/2022	2,143,000	2,136,712
CarMax Auto Owner Trust 2013-4
1.28%, 05/15/2019	123,341	123,307
CarMax Auto Owner Trust 2014-2
0.98%, 01/15/2019	57,138	57,126
Carnow Auto Receivables Trust 2016-1
2.26%, 05/15/2019 (2)	1,404,269	1,405,284
3.49%, 02/15/2021 (2)	2,250,000	2,256,081
Carrington Mortgage Loan Trust Series 2006-OPT1
1.42% (1 Month LIBOR USD + 0.180%), 02/25/2036 (1)	737,648	734,965
Catamaran CLO 2014-1 Ltd.
2.86% (3 Month LIBOR USD + 1.550%), 04/20/2026 (1) (2)	5,500,000	5,501,391
3.11% (3 Month LIBOR USD + 1.800%), 04/20/2026 (1) (2)	4,500,000	4,478,193
Catamaran CLO 2014-2 Ltd.
2.70% (3 Month LIBOR USD + 1.400%), 10/18/2026 (1) (2)	1,000,000	1,002,095
Catamaran CLO 2015-1 Ltd.
2.86% (3 Month LIBOR USD + 1.550%), 04/22/2027 (1) (2)	2,250,000	2,250,414
Chase Funding Trust Series 2003-4
5.29%, 05/25/2033 (3)	172,290	174,816
Chase Funding Trust Series 2003-6
5.10%, 11/25/2034 (3)	449,466	458,999
5.10%, 11/25/2034 (3)	263,984	272,519
Chase Issuance Trust
1.78% (1 Month LIBOR USD + 0.550%), 06/15/2023 (1)	20,242,000	20,480,481
1.63% (1 Month LIBOR USD + 0.400%), 03/15/2024 (1)	7,100,000	7,124,104
Citi Held For Asset Issuance 2016-MF1
4.48%, 08/15/2022 (2)	859,947	868,170
6.64%, 08/15/2022 (2)	3,250,000	3,362,023
Citibank Credit Card Issuance Trust
1.74%, 01/19/2021	13,625,000	13,637,056
1.60% (1 Month LIBOR USD + 0.370%), 08/08/2024 (1)	20,358,000	20,431,295
1.86% (1 Month LIBOR USD + 0.620%), 04/22/2026 (1)	10,900,000	11,013,739
CLUB Credit Trust 2017-NP1
2.39%, 04/17/2023 (2)	1,114,236	1,114,770
3.17%, 04/17/2023 (2)	2,000,000	2,002,041
2.42%, 09/15/2023 (2)	6,915,000	6,914,791
Colony American Finance 2016-2 Ltd.
2.55%, 11/15/2048 (2)	1,331,564	1,304,723
Conseco Financial Co.
6.40%, 10/15/2018	1,222	1,222
6.24%, 12/01/2028	32,336	33,334
6.22%, 03/01/2030	86,999	92,670
6.18%, 04/01/2030	26,100	27,476
Continental Credit Card 2016-1
4.56%, 01/15/2023 (2)	846,977	846,863
COOF Securitization Trust 2014-1 Ltd.
2.92%, 06/25/2040 IO (2)(3)	1,863,777	172,619
Countrywide Asset-Backed Certificates
5.12%, 02/25/2035 (3)	52,011	52,552
4.50%, 02/25/2036 (3)	201,725	206,289
4.72%, 04/25/2036 (3)	147,619	135,161
4.64%, 09/25/2046 (3)	94,371	82,195
CPS Auto Receivables Trust 2013-A
1.31%, 06/15/2020 (2)	126,407	126,380
CPS Auto Receivables Trust 2014-C
3.77%, 08/17/2020 (2)	558,000	566,401
CPS Auto Receivables Trust 2014-D
1.49%, 04/15/2019 (2)	10,458	10,457
4.35%, 11/16/2020 (2)	525,000	537,232
CPS Auto Receivables Trust 2015-A
1.53%, 07/15/2019 (2)	277,144	277,058
4.00%, 02/16/2021 (2)	446,000	454,491
CPS Auto Receivables Trust 2015-B
1.65%, 11/15/2019 (2)	1,024,628	1,024,632
4.20%, 05/17/2021 (2)	1,905,000	1,928,665
CPS Auto Receivables Trust 2015-C
1.77%, 06/17/2019 (2)	463,684	463,771
4.63%, 08/16/2021 (2)	1,376,000	1,403,679
CPS Auto Receivables Trust 2016-A
2.25%, 10/15/2019 (2)	491,352	491,976
CPS Auto Receivables Trust 2016-B
2.07%, 11/15/2019 (2)	1,915,445	1,917,254
CPS Auto Receivables Trust 2016-C
1.62%, 01/15/2020 (2)	3,882,670	3,880,287
3.27%, 06/15/2022 (2)	840,000	845,356
CPS Auto Receivables Trust 2017-B
2.92%, 02/15/2022 (2)	1,441,000	1,444,681
3.95%, 03/15/2023 (2)	3,485,000	3,514,889
CPS Auto Receivables Trust 2017-C
1.78%, 09/15/2020 (2)	4,244,863	4,242,770
2.86%, 06/15/2023 (2)	2,300,000	2,292,653
3.79%, 06/15/2023 (2)	791,000	788,068
CPS Auto Trust
1.50%, 06/15/2020 (2)	4,262,337	4,254,345
Credit Acceptance Auto Loan Trust 2015-2
2.40%, 02/15/2023 (2)	2,532,815	2,538,845
3.76%, 02/15/2024 (2)	434,000	439,021
Credit Acceptance Auto Loan Trust 2017-1
2.56%, 10/15/2025 (2)	1,987,000	1,992,525
3.04%, 12/15/2025 (2)	871,000	871,142
3.48%, 02/17/2026 (2)	730,000	737,131
Credit Acceptance Auto Loan Trust 2017-2
3.35%, 06/15/2026 (2)	811,000	807,711
Credit-Based Asset Servicing & Securitization LLC
3.87%, 12/25/2035 (3)	10,379	10,341
Crestwood FN
2.90%, 03/01/2029 (11)	3,520,000	3,479,309
CSMC 2016-RPL1 Trust
4.39% (1 Month LIBOR USD + 3.150%), 12/26/2046 (1) (2)	11,919,426	11,726,940
CWABS Asset-Backed Certificates Trust 2004-15
4.61%, 04/25/2035 (3)	25,547	25,673
CWABS Asset-Backed Certificates Trust 2005-1
5.03%, 07/25/2035 (3)	51,233	52,212
CWABS Asset-Backed Certificates Trust 2005-11
4.66%, 02/25/2036 (3)	243,250	245,040
CWABS Asset-Backed Certificates Trust 2005-17
4.62%, 05/25/2036 (3)	37,845	66,976
CWABS, Inc. Asset-Backed Certificates Series 2003-5
5.26%, 01/25/2034 (3)	26,250	26,608
CWABS, Inc. Asset-Backed Certificates Series 2003-BC1
2.04% (1 Month LIBOR USD + 0.800%), 03/25/2033 (1)	757,888	746,637
CWABS, Inc. Asset-Backed Certificates Series 2004-1
1.99% (1 Month LIBOR USD + 0.750%), 03/25/2034 (1)	53,954	54,233
2.06% (1 Month LIBOR USD + 0.830%), 03/25/2034 (1)	9,003	8,933
1.80% (1 Month LIBOR USD + 0.560%), 04/25/2034 (1)	1,112	1,098
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
2.14% (1 Month LIBOR USD + 0.900%), 10/25/2034 (1)	18,270	17,961
2.02% (1 Month LIBOR USD + 0.780%), 11/25/2034 (1)	1,042,452	1,034,245
CWHEQ Home Equity Loan Trust Series 2007-S1
5.69%, 11/25/2036 (3)	11,355	11,227
Discover Card Execution Note Trust
1.88%, 02/15/2023	21,139,000	21,091,185
1.83% (1 Month LIBOR USD + 0.600%), 12/15/2026 (1)	3,059,000	3,089,508
Drive Auto Receivables Trust 2015-A
4.12%, 07/15/2022 (2)	1,766,000	1,803,011
Drive Auto Receivables Trust 2015-B
3.84%, 07/15/2021 (2)	1,921,000	1,962,234
Drive Auto Receivables Trust 2015-C
4.20%, 09/15/2021 (2)	926,471	951,251
Drive Auto Receivables Trust 2016-B
2.56%, 06/15/2020 (2)	541,879	543,188
Drive Auto Receivables Trust 2016-C
4.18%, 03/15/2024 (2)	2,996,000	3,093,816
Drive Auto Receivables Trust 2017-1
1.67%, 05/15/2019	5,248,000	5,249,398
2.84%, 04/15/2022	3,543,000	3,565,482
3.84%, 03/15/2023	5,373,000	5,438,051
Drive Auto Receivables Trust 2017-2
1.63%, 08/15/2019	8,054,000	8,055,220
2.25%, 06/15/2021	6,033,000	6,036,738
2.75%, 09/15/2023	5,566,000	5,557,396
Drive Auto Receivables Trust 2017-A
1.48%, 03/15/2019 (2)	2,434,717	2,434,713
2.51%, 01/15/2021 (2)	813,000	817,263
2.98%, 01/18/2022 (2)	1,294,000	1,307,557
4.16%, 05/15/2024 (2)	1,724,000	1,753,171
Drive Auto Receivables Trust 2017-B
1.59%, 12/17/2018 (2)	5,737,900	5,737,891
2.20%, 05/15/2020 (2)	4,051,000	4,059,366
2.61%, 08/16/2021 (2)	3,416,000	3,428,717
3.72%, 10/17/2022 (2)	2,982,000	2,999,748
DT Auto Owner Trust 2015-2
4.25%, 02/15/2022 (2)	1,356,000	1,380,430
DT Auto Owner Trust 2016-3
1.75%, 11/15/2019 (2)	958,430	958,569
2.65%, 07/15/2020 (2)	1,100,000	1,103,241
DT Auto Owner Trust 2016-4
1.44%, 11/15/2019 (2)	2,160,276	2,159,507
2.74%, 10/17/2022 (2)	3,000,000	3,006,151
DT Auto Owner Trust 2017-1
3.55%, 11/15/2022 (2)	4,869,000	4,870,561
DT Auto Owner Trust 2017-2
1.72%, 05/15/2020 (2)	5,994,993	5,995,543
3.03%, 01/17/2023 (2)	3,026,000	3,024,245
DT Auto Owner Trust 2017-3
1.73%, 08/17/2020 (2)	10,387,061	10,384,338
3.58%, 05/15/2023 (2)	1,662,000	1,662,162
Engs Commercial Finance Trust 2016-1
2.63%, 02/22/2022 (2)	1,156,982	1,154,370
Exeter Automobile Receivables Trust 2014-2
3.26%, 12/16/2019 (2)	298,579	300,355
Exeter Automobile Receivables Trust 2014-3
2.77%, 11/15/2019 (2)	3,103,754	3,108,997
Exeter Automobile Receivables Trust 2015-1
2.84%, 03/16/2020 (2)	721,055	723,011
Exeter Automobile Receivables Trust 2015-2
1.54%, 11/15/2019 (2)	36,617	36,612
Exeter Automobile Receivables Trust 2016-1
2.35%, 07/15/2020 (2)	622,088	622,633
5.52%, 10/15/2021 (2)	2,230,000	2,309,674
Exeter Automobile Receivables Trust 2016-2
2.21%, 07/15/2020 (2)	551,860	552,032
Exeter Automobile Receivables Trust 2016-3
1.84%, 11/16/2020 (2)	3,775,711	3,773,123
Exeter Automobile Receivables Trust 2017-1
3.95%, 12/15/2022 (2)	835,000	844,848
Exeter Automobile Receivables Trust 2017-2
2.82%, 05/16/2022 (2)	6,119,000	6,114,287
Exeter Automobile Receivables Trust 2017-3
2.05%, 12/15/2021 (2)	11,585,000	11,575,818
3.68%, 07/17/2023 (2)	3,836,000	3,823,832
Fifth Third Auto Trust 2014-3
0.96%, 03/15/2019	40,194	40,174
First Investors Auto Owner Trust 2014-3
1.67%, 11/16/2020 (2)	225,612	225,621
First Investors Auto Owner Trust 2015-2
1.59%, 12/16/2019 (2)	53,136	53,135
4.22%, 12/15/2021 (2)	280,000	285,461
First Investors Auto Owner Trust 2016-1
1.92%, 05/15/2020 (2)	228,193	228,330
First Investors Auto Owner Trust 2016-2
1.53%, 11/16/2020 (2)	3,350,799	3,345,276
First Investors Auto Owner Trust 2017-1
2.67%, 04/17/2023 (2)	2,767,000	2,768,686
3.60%, 04/17/2023 (2)	2,847,000	2,855,282
FirstKey Lending 2015-SFR1 Trust
2.55%, 03/09/2047 (2)	3,209,986	3,206,003
3.42%, 03/09/2047 (2)	1,442,000	1,450,878
Flagship Credit Auto Trust 2014-1
2.55%, 02/18/2020 (2)	111,119	111,367
Flagship Credit Auto Trust 2014-2
1.43%, 12/16/2019 (2)	33,365	33,365
2.84%, 11/16/2020 (2)	892,000	896,209
3.95%, 12/15/2020 (2)	440,000	446,672
Flagship Credit Auto Trust 2015-1
1.63%, 06/15/2020 (2)	442,016	441,949
Flagship Credit Auto Trust 2015-3
2.38%, 10/15/2020 (2)	735,243	737,666
3.68%, 03/15/2022 (2)	568,000	576,099
4.65%, 03/15/2022 (2)	567,000	585,222
Flagship Credit Auto Trust 2016-1
2.77%, 12/15/2020 (2)	1,020,399	1,026,784
6.22%, 06/15/2022 (2)	3,000,000	3,183,370
Flagship Credit Auto Trust 2016-2
2.28%, 05/15/2020 (2)	493,206	493,706
Flagship Credit Auto Trust 2016-3
1.61%, 12/15/2019 (2)	2,504,669	2,504,020
Flagship Credit Auto Trust 2016-4
1.47%, 03/16/2020 (2)	2,063,781	2,062,259
2.71%, 11/15/2022 (2)	1,743,000	1,730,126
Flagship Credit Auto Trust 2017-2
2.96%, 07/15/2023 (2)	5,195,000	5,174,948
3.62%, 07/15/2023 (2)	2,995,000	2,983,684
Ford Credit Auto Owner Trust 2014-C
1.06%, 05/15/2019	200,667	200,534
Ford Credit Auto Owner Trust 2014-REV2
2.31%, 04/15/2026 (2)	6,820,000	6,874,787
Ford Credit Auto Owner Trust 2015-A
1.28%, 09/15/2019	346,720	346,493
Ford Credit Auto Owner Trust 2016-REV1
2.31%, 08/15/2027 (2)	7,000,000	7,030,736
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027 (2)	10,000,000	9,920,687
Ford Credit Auto Owner Trust 2017-A
1.92%, 04/15/2022	12,752,000	12,737,988
Ford Credit Auto Owner Trust 2017-B
1.49%, 05/15/2020	9,698,000	9,697,098
Ford Credit Auto Owner Trust 2017-REV2
2.36%, 03/15/2029 (2)	5,987,000	5,968,431
Ford Credit Floorplan Master Owner Trust A
1.95%, 11/15/2021	3,011,000	3,011,751
2.07%, 05/15/2022	5,224,000	5,239,606
Foursight Capital Automobile Receivables Trust 2017-1
3.05%, 12/15/2022 (2)	4,000,000	4,001,285
Fremont Home Loan Trust 2004-2
2.09% (1 Month LIBOR USD + 0.860%), 07/25/2034 (1)	1,229,294	1,218,552
Galaxy XVIII CLO Ltd.
2.47% (3 Month LIBOR USD + 1.170%), 10/15/2026 (1) (2)	7,000,000	7,023,254
GCAT 2017-2 LLC
3.50%, 04/25/2047 (2)(3)	3,206,231	3,186,849
GCAT 2017-3 LLC
3.35%, 04/25/2047 (2)(3)	1,957,580	1,954,587
GCAT 2017-5 LLC
3.23%, 06/25/2047 (2)(3)	2,396,330	2,396,264
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.27%, 04/25/2029	71	67
6.71%, 04/25/2029 (3)	37,618	31,967
GE Mortgage Services LLC
6.74%, 12/25/2028	5	4
GLC Trust 2013-1
3.00%, 07/15/2021 (2)	61,642	61,589
GLS Auto Receivables Trust 2015-1
2.25%, 12/15/2020 (2)	375,284	375,071
4.43%, 12/15/2020 (2)	954,000	960,045
GLS Auto Receivables Trust 2016-1
2.73%, 10/15/2020 (2)	1,114,947	1,114,773
4.39%, 01/15/2021 (2)	960,000	961,910
GM Financial Automobile Leasing Trust 2015-1
1.53%, 09/20/2018	313,366	313,416
1.73%, 06/20/2019	502,000	502,275
GM Financial Automobile Leasing Trust 2017-3
2.01%, 11/20/2020	5,316,000	5,314,262
GM Financial Consumer Automobile 2017-1
1.78%, 10/18/2021 (2)	7,152,000	7,144,059
GMAT 2013-1 Trust
6.97%, 11/25/2043 (2)(3)	363,018	363,577
GMF Floorplan Owner Revolving Trust
1.73% (1 Month LIBOR USD + 0.500%), 05/15/2020 (1) (2)	4,600,000	4,610,197
2.08% (1 Month LIBOR USD + 0.850%), 05/17/2021 (1) (2)	4,900,000	4,947,529
GO Financial Auto Securitization Trust 2015-1
3.59%, 10/15/2020 (2)	129,124	129,136
GO Financial Auto Securitization Trust 2015-2
4.80%, 08/17/2020 (2)	1,541,142	1,555,047
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031 (2)	796,112	796,757
Golden Bear 2016-R LLC
5.65%, 09/20/2047 (2)	2,960,290	3,007,871
Goodgreen 2017-1 Trust
3.74%, 10/15/2052 (2)	2,087,679	2,125,487
Green Tree Agency Advance Funding Trust I
2.38%, 10/15/2048 (2)	1,187,000	1,184,079
GSAA Trust
1.56% (1 Month LIBOR USD + 0.320%), 03/25/2035 (1)	2,998,859	3,009,961
1.51% (1 Month LIBOR USD + 0.270%), 06/25/2035 (1)	587,953	590,282
GSAMP Trust 2005-WMC2
1.55% (1 Month LIBOR USD + 0.310%), 11/25/2035 (1)	2,664,340	2,670,669
GSAMP Trust 2006-HE7
1.47% (1 Month LIBOR USD + 0.230%), 10/25/2046 (1)	1,675,132	1,664,121
HERO Funding II 2016-3B
5.24%, 09/20/2042 (2)	1,767,376	1,803,603
HERO Funding Trust 2016-3
3.08%, 09/20/2042 (2)	1,509,751	1,502,970
HERO Funding Trust 2016-4A
3.57%, 09/20/2047 (2)	4,518,592	4,562,742
HERO Funding Trust 2017-1A
4.46%, 09/20/2047 (2)	7,521,099	7,831,828
HERO Funding Trust 2017-2A
3.28%, 09/20/2048 (2)	6,681,488	6,720,412
Hertz Vehicle Financing LLC 2016-1
2.32%, 03/25/2020 (2)	7,500,000	7,490,860
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028 (2)	2,618,320	2,620,401
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A
1.44% (1 Month LIBOR USD + 0.200%), 03/25/2036 (1)	55,240	51,719
HSBC Home Equity Loan Trust USA 2007-3
2.44% (1 Month LIBOR USD + 1.200%), 11/20/2036 (1)	21,134	21,154
Hyundai Auto Lease Securitization Trust 2017-B
1.97%, 07/15/2020 (2)	8,025,000	8,034,286
Hyundai Auto Receivables Trust 2015-B
1.12%, 11/15/2019	538,186	537,192
Imc Home Equity Loan Trust 1997-5
6.88%, 11/20/2028	130	130
JP Morgan Mortgage Acquisition Trust 2006-CH1
1.37% (1 Month LIBOR USD + 0.130%), 07/25/2036 (1)	3,259,230	3,241,302
Kabbage Asset Securitization LLC
4.57%, 03/15/2022 (2)	12,810,000	13,125,982
5.79%, 03/15/2022 (2)	3,710,000	3,787,278
KGS-Alpha SBA COOF Trust
0.66%, 05/25/2039 IO (2)(3)	4,075,229	64,886
KGS-Alpha SBA COOF Trust 2014-2
3.28%, 04/25/2040 IO (2)(3)	1,826,740	151,680
KSBA 2012-2 A
0.86%, 08/25/2038 (2)(3)	6,238,300	152,227
KVK CLO 2014-1 Ltd.
2.62% (3 Month LIBOR USD + 1.300%), 05/15/2026 (1) (2)	7,000,000	6,998,565
KVK CLO 2014-2 Ltd.
2.48% (3 Month LIBOR USD + 1.180%), 07/15/2026 (1) (2)	4,250,000	4,267,374
KVK CLO 2014-3 Ltd.
2.50% (3 Month LIBOR USD + 1.200%), 10/15/2026 (1) (2)	9,250,000	9,281,996
LendingClub Issuance Trust Series 2016-NP1
3.75%, 06/15/2022 (2)	463,384	466,167
6.50%, 06/15/2022 (2)	3,900,000	3,994,832
3.00%, 01/17/2023 (2)	611,548	613,531
Lendmark Funding Trust 2016-A
4.82%, 08/21/2023 (2)	2,568,000	2,621,857
3.26%, 04/21/2025 (2)	3,000,000	3,011,757
Lendmark Funding Trust 2017-1A
2.83%, 12/22/2025 (2)	2,508,000	2,508,785
5.41%, 12/22/2025 (2)	1,450,000	1,456,209
Lila Mexican Holdings LLC
4.23%, 08/11/2022 (11)	3,836,576	3,786,708
Long Beach Mortgage Loan Trust 2004-1
1.99% (1 Month LIBOR USD + 0.750%), 02/25/2034 (1)	1,210,729	1,206,367
Long Beach Mortgage Loan Trust 2004-3
2.09% (1 Month LIBOR USD + 0.860%), 07/25/2034 (1)	49,528	49,332
Long Beach Mortgage Loan Trust 2006-WL2
1.44% (1 Month LIBOR USD + 0.200%), 01/25/2036 (1)	30,672	30,553
LV Tower 52 Issuer 2013-1
5.75%, 02/15/2023 (2)(11)	4,781,449	4,787,426
7.75%, 02/15/2023 (2)(11)	1,553,721	1,561,489
Magnetite XI Ltd.
2.42% (3 Month LIBOR USD + 1.120%), 01/18/2027 (1) (2)	8,750,000	8,780,887
Mariner Finance Issuance Trust 2017-A
3.62%, 02/20/2029 (2)	2,999,000	3,015,102
Marlette Funding Trust 2016-1
3.06%, 01/17/2023 (2)	1,179,767	1,183,860
Marlette Funding Trust 2017-1
2.83%, 03/15/2024 (2)	3,641,089	3,656,692
Marlette Funding Trust 2017-2
2.39%, 07/15/2024 (2)	11,087,774	11,099,600
MASTR Asset Backed Securities Trust 2005-HE1
1.96% (1 Month LIBOR USD + 0.720%), 05/25/2035 (1)	397,381	397,846
MASTR Asset Backed Securities Trust 2006-NC1
1.54% (1 Month LIBOR USD + 0.300%), 01/25/2036 (1)	2,908,392	2,913,444
Mid-State Capital Co. 2006-1 Trust
6.08%, 10/15/2040 (2)	845,119	949,518
Mid-State Capital Trust 2010-1
3.50%, 12/15/2045 (2)	366,070	373,159
5.25%, 12/15/2045 (2)	658,730	691,255
Mill Creek II CLO Ltd.
3.06% (3 Month LIBOR USD + 1.750%), 04/20/2028 (1) (2)	3,750,000	3,831,255
Morgan Stanley ABS Capital I, Inc. Trust 2004-OP1
2.11% (1 Month LIBOR USD + 0.870%), 11/25/2034 (1)	5,620,012	5,596,085
Murray Hill Marketplace Trust 2016-LC1
4.19%, 11/25/2022 (2)	553,142	555,438
6.15%, 11/25/2022 (2)	3,000,000	3,055,654
Nationstar HECM Loan Trust 2016-2
2.24%, 06/25/2026 (2)(3)	405,065	404,722
Nationstar HECM Loan Trust 2016-3
2.01%, 08/25/2026 (2)	693,017	691,719
Nationstar HECM Loan Trust 2017-1
2.94%, 05/25/2027 (2)(11)	510,000	511,637
Navient Student Loan Trust 2016-2
1.99% (1 Month LIBOR USD + 0.750%), 06/25/2065 (1) (2)	1,007,475	1,010,750
New Century Home Equity Loan Trust Series 2003-5
5.13%, 11/25/2033 (3)	243,481	245,443
Nissan Auto Receivables 2014-B Owner Trust
1.11%, 05/15/2019	100,153	100,077
NRPL Trust 2015-1
3.88%, 11/01/2054 (2)(3)	1,441,392	1,444,100
3.88%, 11/01/2054 (2)(3)	1,000,000	972,872
NRPL Trust 2015-2
3.75%, 10/25/2057 (2)(3)	3,520,538	3,524,712
3.75%, 10/25/2057 (2)(3)	1,250,000	1,162,539
NRZ Advance Receivables Trust Advance Receivables Backed 2016-T1
2.75%, 06/15/2049 (2)	1,269,000	1,258,852
NYMT Residential 2016-RP1
4.00%, 03/25/2021 (2)(3)	406,968	408,405
Oak Hill Advisors Residential Loan Trust 2017-NPLA
3.00%, 06/25/2057 (2)(3)	2,726,048	2,727,359
Oakwood Mortgage Investors, Inc.
6.45%, 11/15/2017	2,888	2,922
OCP Clo 2017-13 Ltd.
2.56% (3 Month LIBOR USD + 1.260%), 07/15/2030 (1) (2)	4,250,000	4,275,934
Ocwen Master Advance Receivables Trust
2.52%, 08/17/2048 (2)	2,709,000	2,697,005
4.25%, 08/17/2048 (2)	2,037,963	2,024,851
2.50%, 09/15/2048 (2)	1,345,000	1,345,675
3.81%, 08/16/2049 (2)	1,500,000	1,457,350
OnDeck Asset Securitization Trust II LLC
4.21%, 05/17/2020 (2)	6,983,000	7,026,283
7.63%, 05/17/2020 (2)	508,000	518,065
OneMain Direct Auto Receivables Trust 2016-1
2.04%, 01/15/2021 (2)	1,736,045	1,736,992
4.58%, 09/15/2021 (2)	667,000	675,335
OneMain Direct Auto Receivables Trust 2017-1
2.16%, 10/15/2020 (2)	19,500,000	19,477,518
OneMain Financial Issuance Trust 2014-1
2.43%, 06/18/2024 (2)	1,010	1,010
3.24%, 06/18/2024 (2)	402,000	402,257
OneMain Financial Issuance Trust 2014-2
2.47%, 09/18/2024 (2)	675,256	676,026
3.02%, 09/18/2024 (2)	1,864,000	1,868,568
OneMain Financial Issuance Trust 2015-1
3.19%, 03/18/2026 (2)	3,452,000	3,485,680
3.85%, 03/18/2026 (2)	500,000	505,509
OneMain Financial Issuance Trust 2015-2
2.57%, 07/18/2025 (2)	11,975,450	11,997,645
3.10%, 07/18/2025 (2)	1,627,000	1,626,234
OneMain Financial Issuance Trust 2016-1
3.66%, 02/20/2029 (2)	2,645,000	2,707,185
6.00%, 02/20/2029 (2)	1,900,000	1,967,103
OneMain Financial Issuance Trust 2017-1
2.04% (1 Month LIBOR USD + 0.800%), 09/14/2032 (1) (2)	9,800,000	9,818,023
Oportun Funding II LLC
4.70%, 03/08/2021 (2)	2,901,000	2,938,221
6.41%, 03/08/2021 (2)	811,000	825,469
Oportun Funding III LLC
3.69%, 07/08/2021 (2)	3,332,000	3,363,546
Oportun Funding IV LLC
4.85%, 11/08/2021 (2)	723,661	733,857
Oportun Funding VI LLC
3.23%, 06/08/2023 (2)	1,957,000	1,969,651
3.97%, 06/08/2023 (2)(3)	2,650,000	2,617,992
Option One Mortgage Loan Trust 2004-3
2.14% (1 Month LIBOR USD + 0.900%), 11/25/2034 (1)	1,691,802	1,598,298
OZLM Funding II Ltd.
2.75% (3 Month LIBOR USD + 1.440%), 10/30/2027 (1) (2)	4,500,000	4,507,065
OZLM Funding IV Ltd.
2.56% (3 Month LIBOR USD + 1.250%), 10/22/2030 (1) (2)	10,000,000	10,045,800
OZLM XI Ltd.
2.56% (3 Month LIBOR USD + 1.250%), 10/30/2030 (1) (2)	5,000,000	5,028,970
OZLM XV Ltd.
2.80% (3 Month LIBOR USD + 1.490%), 01/20/2029 (1) (2)	7,750,000	7,850,471
Palmer Square CLO 2015-1 Ltd.
2.62% (3 Month LIBOR USD + 1.300%), 05/21/2029 (1) (2)	8,000,000	8,053,056
Palmer Square CLO 2015-2 Ltd.
2.58% (3 Month LIBOR USD + 1.270%), 07/20/2030 (1) (2)	7,250,000	7,310,501
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCH
2.08% (1 Month LIBOR USD + 0.840%), 01/25/2036 (1)	4,779,456	4,805,114
Progress Residential 2015-SFR2 Trust
2.74%, 06/12/2032 (2)	3,356,989	3,370,301
3.14%, 06/12/2032 (2)	2,012,000	2,024,993
3.44%, 06/12/2032 (2)	2,138,000	2,154,385
4.43%, 06/12/2032 (2)	892,000	905,379
Progress Residential 2015-SFR3 Trust
3.07%, 11/12/2032 (2)	5,217,096	5,285,347
5.66%, 11/12/2032 (2)	1,000,000	1,051,935
4.67%, 11/15/2032 (2)	295,000	306,658
Progress Residential 2016-SFR1 Trust
5.08% (1 Month LIBOR USD + 3.850%), 09/17/2033 (1) (2)	1,859,000	1,921,681
Progress Residential 2017-SFR1 Trust
3.02%, 08/17/2034 (2)	2,000,000	2,000,254
Prosper Marketplace Issuance Trust Series 2017-1
2.56%, 06/15/2023 (2)	2,183,080	2,191,346
2.41%, 09/15/2023 (2)	3,296,000	3,300,051
PRPM 2017-2 LLC
3.47%, 09/25/2022 (2)(3)(11)	4,314,000	4,313,583
Purchasing Power Funding 2015-1A LLC
4.75%, 12/15/2019 (2)	3,500,000	3,503,220
RAMP Series 2005-RS1 Trust
4.71%, 01/25/2035	7,045	7,108
RASC Series 2002-KS4 Trust
1.74% (1 Month LIBOR USD + 0.500%), 07/25/2032 (1)	4,173	3,818
RASC Series 2003-KS5 Trust
1.82% (1 Month LIBOR USD + 0.580%), 07/25/2033 (1)	4,775	4,517
3.62%, 07/25/2033 (3)	969	967
RASC Series 2003-KS9 Trust
1.88% (1 Month LIBOR USD + 0.640%), 11/25/2033 (1)	5,763	5,006
RASC Series 2004-KS2 Trust
4.30%, 03/25/2034 (3)	1,749	1,765
RASC Series 2005-KS6 Trust
1.86% (1 Month LIBOR USD + 0.620%), 07/25/2035 (1)	994,412	999,571
RBSHD 2013-1 Trust
7.69%, 10/25/2047 (2)(3)(11)	503,119	504,211
RCO Mortgage LLC 2017-1
3.38%, 08/25/2022 (2)(3)	8,291,838	8,302,383
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037 (3)(12)	302,782	160,797
Renaissance Home Equity Loan Trust 2005-3
4.81%, 11/25/2035 (3)	79,447	80,237
Renew 2017-1
3.67%, 09/20/2052 (2)	2,941,877	2,932,337
Rice Park Financing Trust 2016-A
4.63%, 10/31/2041 (2)(11)	6,180,751	6,551,596
Santander Drive Auto Receivables Trust 2015-2
1.83%, 01/15/2020	1,196,197	1,196,672
Santander Drive Auto Receivables Trust 2017-1
1.49%, 02/18/2020	2,094,512	2,093,435
2.10%, 06/15/2021	4,842,000	4,841,697
2.58%, 05/16/2022	3,957,000	3,966,291
3.17%, 04/17/2023	5,074,000	5,090,503
Santander Drive Auto Receivables Trust 2017-2
2.79%, 08/15/2022	13,150,000	13,184,775
3.49%, 07/17/2023	1,633,000	1,653,110
Saxon Asset Securities Trust 2003-1
4.80%, 06/25/2033 (3)	62,922	63,380
Securitized Asset Backed Receivables LLC Trust 2005-OP2
1.56% (1 Month LIBOR USD + 0.330%), 10/25/2035 (1) (2)	191,717	191,708
Securitized Asset Backed Receivables LLC Trust 2006-CB1
3.41%, 01/25/2036 (3)	71,065	62,326
Sierra Auto Receivables Securitization Trust 2016-1
2.85%, 01/18/2022 (2)	360,134	361,060
Skopos Auto Receivables Trust 2015-2
3.55%, 02/15/2020 (2)	51,533	51,543
SMORE 2014-1A A1R MTG
2.49% (3 Month LIBOR USD + 1.170%), 05/15/2026 (1) (2)	8,425,273	8,440,590
SoFi Consumer Loan Program 2016-2 LLC
3.09%, 10/27/2025 (2)	1,308,739	1,321,969
Sound Point Clo XVI Ltd.
2.57% (3 Month LIBOR USD + 1.280%), 07/25/2030 (1) (2)	7,750,000	7,811,318
Specialty Underwriting & Residential Finance Trust Series 2004-BC4
1.91% (1 Month LIBOR USD + 0.670%), 10/25/2035 (1)	284,084	282,698
Specialty Underwriting & Residential Finance Trust Series 2006-BC1
1.54% (1 Month LIBOR USD + 0.300%), 12/25/2036 (1)	1,555,823	1,555,405
SpringCastle America Funding LLC
3.05%, 11/25/2023 (2)	2,816,650	2,835,414
Springleaf Funding Trust 2015-A
3.16%, 11/15/2024 (2)	18,692,000	18,822,203
3.62%, 11/15/2024 (2)	1,087,000	1,094,604
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030 (2)	9,900,000	9,898,760
Structured Asset Sec Co. Pass Through Cert Series 2002-AL1
3.45%, 02/25/2032	51,047	50,837
3.45%, 02/25/2032	102,872	101,069
Structured Asset Securities Co. Mortgage Loan Trust 2005-7XS
5.44%, 04/25/2035 (3)	6,727	6,984
Structured Asset Securities Co. Mortgage Pass-Through Certificates Series 2004-6XS
6.03%, 03/25/2034 (3)	176,824	177,764
6.05%, 03/25/2034 (3)	141,413	143,889
Synchrony Credit Card Master Note Trust 2015-1
2.37%, 03/15/2023	4,950,000	4,991,057
Synchrony Credit Card Master Note Trust 2016-3
1.58%, 09/15/2022	6,000,000	5,964,634
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057 (2)(3)	8,164,368	8,207,117
Toyota Auto Receivables 2014-C Owner Trust
0.93%, 07/16/2018	17,339	17,334
Toyota Auto Receivables 2016-D Owner Trust
1.23%, 10/15/2020	16,381,000	16,284,937
Toyota Auto Receivables 2017-A Owner Trust
1.42%, 09/16/2019	9,534,000	9,530,184
Trafigura Securitisation Finance Plc 2014-1
2.18% (1 Month LIBOR USD + 0.950%), 10/15/2018 (1) (2) (11)	3,719,000	3,718,933
Tricolor Auto Securitization Trust 2017-1
5.09%, 05/15/2020 (2)(11)	2,751,236	2,748,309
Tricon American Homes 2015-SFR1 Trust
2.57% (1 Month LIBOR USD + 1.250%), 05/17/2032 (1) (2)	823,380	828,763
Trinitas CLO IV Ltd.
3.05% (3 Month LIBOR USD + 1.750%), 04/18/2028 (1) (2)	7,500,000	7,520,700
United Auto Credit Securitization Trust 2016-2
1.67%, 09/10/2018 (2)	806,494	806,510
Upstart Securitization Trust 2017-1
2.64%, 06/20/2024 (2)	6,887,817	6,884,203
US Residential Opportunity Fund III Trust 2016-1
3.47%, 07/27/2036 (2)(3)	1,522,509	1,523,312
USASF Receivables 2017-A LLC
5.75%, 09/15/2030 (2) (11)	4,640,000	4,632,223
Verizon Owner Trust 2016-1
1.42%, 01/20/2021 (2)	375,000	373,219
Verizon Owner Trust 2016-2
1.68%, 05/20/2021 (2)	12,000,000	11,960,250
Verizon Owner Trust 2017-1
2.06%, 09/20/2021 (2)	3,445,000	3,454,001
Verizon Owner Trust 2017-2
1.92%, 12/20/2021 (2)	12,736,000	12,724,539
VM Debt LLC
6.50%, 10/02/2024 (2)(11)	4,640,000	4,640,000
VML 2014-NPL1 LLC
3.88%, 04/27/2054 (2)(3)	56,719	56,655
VOLT LIV LLC
3.50%, 02/25/2047 (2)(3)	2,227,727	2,241,209
VOLT LIX LLC
3.25%, 05/28/2047 (2)(3)	1,766,505	1,771,230
VOLT LV LLC
3.50%, 03/25/2047 (2)(3)	3,986,763	4,015,730
VOLT LVI LLC
3.50%, 03/25/2047 (2)(3)	6,032,779	6,078,904
VOLT LVII LLC
3.38%, 04/25/2047 (2)(3)	4,722,551	4,748,205
VOLT LVIII LLC
3.38%, 05/28/2047 (2)(3)	2,116,828	2,130,004
VOLT LX LLC
3.25%, 06/25/2047 (2)(3)	2,724,087	2,734,436
VOLT LXI LLC
3.13%, 06/25/2047 (2)(3)	8,907,643	8,930,218
VOLT XIX LLC
3.88%, 04/25/2055 (2)(3)	260,287	260,379
VOLT XL LLC
4.38%, 11/27/2045 (2)(3)	924,266	927,415
VOLT XXII LLC
3.50%, 02/25/2055 (2)(3)	1,917,438	1,923,634
4.25%, 02/25/2055 (2)(3)	665,941	669,093
VOLT XXIV LLC
3.50%, 02/25/2055 (2)(3)	1,288,279	1,295,540
VOLT XXV LLC
3.50%, 06/26/2045 (2)(3)	4,429,950	4,438,043
VOLT XXXVIII LLC
3.88%, 09/25/2045 (2)(3)	755,711	758,575
Voya CLO 2015-1 Ltd.
2.78% (3 Month LIBOR USD + 1.480%), 04/18/2027 (1) (2)	1,335,000	1,341,981
Wells Fargo Dealer Floorplan Master Note Trust
1.74% (1 Month LIBOR USD + 0.500%), 01/20/2020 (1)	5,300,000	5,305,703
West CLO 2013-1 Ltd.
2.47% (3 Month LIBOR USD + 1.160%), 11/07/2025 (1) (2)	15,000,000	15,023,445
Westgate Resorts 2015-1 LLC
2.75%, 05/20/2027 (2)	210,059	210,570
Westgate Resorts 2017-1 LLC
3.05%, 12/20/2030 (2)	1,865,753	1,870,465
4.05%, 12/20/2030 (2)	3,320,634	3,337,867
Westlake Automobile Receivables Trust 2015-3
4.40%, 05/17/2021 (2)	1,000,000	1,013,195
Westlake Automobile Receivables Trust 2016-2
1.57%, 06/17/2019 (2)	549,248	549,309
4.10%, 06/15/2021 (2)	300,000	304,932
Westlake Automobile Receivables Trust 2016-3
2.46%, 01/18/2022 (2)	1,873,000	1,867,804
Westlake Automobile Receivables Trust 2017-1
2.70%, 10/17/2022 (2)	1,195,000	1,200,192
3.46%, 10/17/2022 (2)	1,202,000	1,208,678
Westlake Automobile Receivables Trust 2017-2
2.59%, 12/15/2022 (2)	772,000	769,906
World Omni Auto Receivables Trust 2015-A
1.34%, 05/15/2020	293,806	293,590
World Omni Auto Receivables Trust 2017-A
1.93%, 09/15/2022	7,546,000	7,545,226
Zais Ltd.
0.00% (3 Month LIBOR USD + 1.290%), 04/15/2030 (1) (2)	2,000,000	2,009,160
Total Asset-Backed Obligations (Cost $1,445,943,302)		$1,452,695,622

Corporate Bonds - 31.07%
Basic Materials - 1.49%
Agrium, Inc.
3.15%, 10/01/2022	$875,000	$894,447
3.38%, 03/15/2025	430,000	432,474
4.13%, 03/15/2035	1,960,000	1,990,386
6.13%, 01/15/2041	2,850,000	3,520,534
5.25%, 01/15/2045	712,000	815,458
Air Liquide Finance SA
2.25%, 09/27/2023 (2)	550,000	530,437
Anglo American Capital Plc
9.38%, 04/08/2019 (2)	215,000	237,633
4.13%, 04/15/2021 (2)	12,015,000	12,493,077
3.63%, 09/11/2024 (2)	4,340,000	4,327,376
4.00%, 09/11/2027 (2)	652,000	644,110
Barrick Gold Corp.
6.45%, 10/15/2035	203,000	251,025
Barrick North America Finance LLC
5.75%, 05/01/2043	4,480,000	5,421,175
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/2039	1,150,000	1,404,622
BHP Billiton Finance USA Ltd.
5.00%, 09/30/2043	740,000	874,544
6.25% (5 Year Swap Rate USD + 4.970%), 10/19/2075 (1) (2)	985,000	1,081,037
CF Industries, Inc.
7.13%, 05/01/2020	900,000	999,000
4.50%, 12/01/2026 (2)	1,666,000	1,742,444
5.38%, 03/15/2044	2,040,000	1,948,200
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP
3.40%, 12/01/2026 (2)	530,000	539,698
Dow Chemical Co./The
8.55%, 05/15/2019	12,359,000	13,648,186
4.13%, 11/15/2021	470,000	497,851
3.00%, 11/15/2022	918,000	936,432
4.25%, 10/01/2034	339,000	349,963
5.25%, 11/15/2041	199,000	224,231
4.38%, 11/15/2042	1,570,000	1,595,761
Eastman Chemical Co.
2.70%, 01/15/2020	7,390,000	7,477,835
4.50%, 01/15/2021	352,000	372,495
4.65%, 10/15/2044	2,930,000	3,098,916
EI du Pont de Nemours & Co.
5.60%, 12/15/2036	155,000	184,344
4.90%, 01/15/2041	161,000	181,762
FMC Corp.
3.95%, 02/01/2022	1,725,000	1,772,340
Freeport-McMoRan, Inc.
6.75%, 02/01/2022	649,000	676,583
3.55%, 03/01/2022	5,025,000	4,948,067
Georgia-Pacific LLC
5.40%, 11/01/2020 (2)	3,160,000	3,464,190
3.73%, 07/15/2023 (2)	5,380,000	5,669,563
Glencore Finance Canada Ltd.
4.25%, 10/25/2022 (2)	5,000,000	5,272,833
Glencore Funding LLC
2.50%, 01/15/2019 (2)	537,000	539,771
4.13%, 05/30/2023 (2)	54,000	56,217
4.63%, 04/29/2024 (2)	1,500,000	1,588,875
4.00%, 03/27/2027 (2)	6,300,000	6,335,536
Goldcorp, Inc.
3.63%, 06/09/2021	1,810,000	1,874,756
International Paper Co.
3.00%, 02/15/2027	4,714,000	4,577,400
5.00%, 09/15/2035	2,265,000	2,511,251
8.70%, 06/15/2038	350,000	522,387
7.30%, 11/15/2039	500,000	689,682
6.00%, 11/15/2041	3,150,000	3,860,156
5.15%, 05/15/2046	1,085,000	1,213,920
LYB International Finance BV
5.25%, 07/15/2043	760,000	865,611
4.88%, 03/15/2044	945,000	1,028,214
LyondellBasell Industries NV
5.00%, 04/15/2019	1,854,000	1,923,546
5.75%, 04/15/2024	2,550,000	2,921,750
4.63%, 02/26/2055	3,300,000	3,399,114
Mexichem SAB de CV
4.88%, 09/19/2022 (2)	3,425,000	3,664,750
5.50%, 01/15/2048 (2)	2,398,000	2,365,627
Monsanto Co.
4.70%, 07/15/2064	91,000	91,959
Mosaic Co./The
4.25%, 11/15/2023	10,506,000	10,906,153
5.45%, 11/15/2033	814,000	840,992
4.88%, 11/15/2041	52,000	48,955
5.63%, 11/15/2043	2,920,000	2,979,302
Nucor Corp.
4.00%, 08/01/2023	176,000	186,591
6.40%, 12/01/2037	800,000	1,036,699
Potash Co. of Saskatchewan, Inc.
3.25%, 12/01/2017	31,000	31,075
6.50%, 05/15/2019	392,000	417,441
3.00%, 04/01/2025	1,100,000	1,074,960
PPG Industries, Inc.
9.00%, 05/01/2021	217,000	262,605
5.50%, 11/15/2040	118,000	140,221
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54,000	64,720
Rio Tinto Finance USA Ltd.
3.75%, 06/15/2025	8,735,000	9,216,530
Samarco Mineracao SA
5.75%, 10/24/2023 (2)(12)	537,000	324,885
Sherwin-Williams Co./The
2.75%, 06/01/2022	7,871,000	7,922,491
3.13%, 06/01/2024	401,000	402,855
3.45%, 06/01/2027	331,000	332,401
4.50%, 06/01/2047	2,809,000	2,938,094
Solvay Finance America LLC
3.40%, 12/03/2020 (2)	4,000,000	4,127,157
4.45%, 12/03/2025 (2)	7,000,000	7,520,920
Southern Copper Co.
5.88%, 04/23/2045	2,000,000	2,276,556
Union Carbide Co.
7.50%, 06/01/2025	624,000	756,121
7.75%, 10/01/2096	681,000	907,778
Vale Canada Ltd.
7.20%, 09/15/2032	850,000	918,000
Vale Overseas Ltd.
5.88%, 06/10/2021	1,840,000	2,026,300
4.38%, 01/11/2022	6,415,000	6,687,253
6.25%, 08/10/2026	5,612,000	6,383,650
8.25%, 01/17/2034	424,000	534,770
6.88%, 11/21/2036	4,494,000	5,145,630
6.88%, 11/10/2039	107,000	122,301
Westlake Chemical Corp.
5.00%, 08/15/2046	3,771,000	4,099,533
		211,182,490
Communications - 2.47%
21st Century Fox America, Inc.
7.25%, 05/18/2018	203,000	209,655
8.88%, 04/26/2023	108,000	138,840
9.50%, 07/15/2024	175,000	236,430
3.70%, 10/15/2025	380,000	391,370
7.30%, 04/30/2028	454,000	581,604
7.63%, 11/30/2028	310,000	409,351
6.20%, 12/15/2034	258,000	320,567
6.65%, 11/15/2037	310,000	407,512
6.90%, 08/15/2039	155,000	209,096
6.15%, 02/15/2041	350,000	437,264
4.75%, 11/15/2046	1,885,000	2,008,281
Amazon.com, Inc.
2.40%, 02/22/2023 (2)	4,809,000	4,795,608
2.80%, 08/22/2024 (2)	796,000	797,201
3.80%, 12/05/2024	1,086,000	1,160,287
4.80%, 12/05/2034	854,000	966,922
3.88%, 08/22/2037 (2)	6,976,000	7,048,723
4.25%, 08/22/2057 (2)	4,241,000	4,348,468
America Movil SAB de CV
5.00%, 10/16/2019	3,500,000	3,706,096
5.00%, 03/30/2020	7,300,000	7,807,101
3.13%, 07/16/2022	374,000	383,192
6.13%, 03/30/2040	283,000	344,930
AT&T, Inc.
5.50%, 02/01/2018	270,000	273,402
5.80%, 02/15/2019	273,000	287,176
4.60%, 02/15/2021	578,000	613,888
3.00%, 06/30/2022	2,013,000	2,032,519
3.60%, 02/17/2023	1,507,000	1,550,036
3.90%, 03/11/2024	3,750,000	3,882,956
4.45%, 04/01/2024	764,000	812,105
3.95%, 01/15/2025	811,000	832,720
3.40%, 05/15/2025	14,486,000	14,254,222
3.90%, 08/14/2027	8,753,000	8,762,882
4.50%, 05/15/2035	6,175,000	6,093,811
5.25%, 03/01/2037	6,953,000	7,288,384
4.90%, 08/14/2037	8,421,000	8,520,242
6.30%, 01/15/2038	743,000	873,793
6.00%, 08/15/2040	2,106,000	2,370,881
5.35%, 09/01/2040	1,543,000	1,620,757
6.38%, 03/01/2041	329,000	385,036
5.15%, 03/15/2042	866,000	874,794
4.30%, 12/15/2042	444,000	414,363
4.80%, 06/15/2044	2,060,000	2,003,071
4.35%, 06/15/2045	511,000	468,741
4.75%, 05/15/2046	495,000	476,593
5.65%, 02/15/2047	2,875,000	3,133,742
4.55%, 03/09/2049	1,445,000	1,333,779
5.30%, 08/14/2058	3,450,000	3,476,537
BellSouth Co.
6.55%, 06/15/2034	2,520,000	2,968,643
British Telecommunications Plc
5.95%, 01/15/2018	289,000	292,508
2.35%, 02/14/2019	220,000	221,436
9.13%, 12/15/2030	721,000	1,090,659
CBS Co.
3.70%, 08/15/2024	848,000	870,590
4.00%, 01/15/2026	1,000,000	1,032,879
3.38%, 02/15/2028	4,022,000	3,919,367
5.90%, 10/15/2040	67,000	78,459
4.85%, 07/01/2042	77,000	81,297
4.90%, 08/15/2044	315,000	326,640
Centel Capital Co.
9.00%, 10/15/2019	464,000	516,077
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	13,261,000	14,171,407
6.38%, 10/23/2035	1,461,000	1,708,129
5.38%, 05/01/2047 (2)	8,403,000	8,694,934
6.83%, 10/23/2055	1,745,000	2,117,043
Cisco Systems, Inc.
3.00%, 06/15/2022	889,000	918,611
3.63%, 03/04/2024	550,000	583,641
2.95%, 02/28/2026	467,000	470,454
5.90%, 02/15/2039	515,000	677,977
5.50%, 01/15/2040	3,816,000	4,768,698
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	542,000	720,297
Comcast Cable Holdings LLC
10.13%, 04/15/2022	186,000	236,750
Comcast Co.
3.15%, 02/15/2028	12,950,000	12,896,156
4.25%, 01/15/2033	3,095,000	3,326,722
4.20%, 08/15/2034	555,000	589,740
6.50%, 11/15/2035	2,370,000	3,163,132
6.45%, 03/15/2037	310,000	414,280
6.95%, 08/15/2037	107,000	149,120
Cox Communications, Inc.
3.25%, 12/15/2022 (2)	348,000	350,929
3.85%, 02/01/2025 (2)	2,000,000	2,013,224
3.35%, 09/15/2026 (2)	369,000	360,945
4.80%, 02/01/2035 (2)	7,150,000	7,076,618
8.38%, 03/01/2039 (2)	1,500,000	2,081,860
4.60%, 08/15/2047 (2)	3,528,000	3,506,979
Cox Enterprises, Inc.
7.38%, 07/15/2027 (2)	273,000	336,298
Crown Castle Towers LLC
3.22%, 05/15/2022 (2)	589,000	600,403
Deutsche Telekom International Finance BV
6.00%, 07/08/2019	209,000	223,419
2.23%, 01/17/2020 (2)	4,602,000	4,607,272
3.60%, 01/19/2027 (2)	999,000	1,010,303
8.75%, 06/15/2030	49,000	71,931
4.88%, 03/06/2042 (2)	240,000	263,961
Discovery Communications LLC
4.38%, 06/15/2021	752,000	793,970
3.95%, 03/20/2028	631,000	629,263
5.00%, 09/20/2037	540,000	548,786
6.35%, 06/01/2040	1,161,000	1,343,037
5.20%, 09/20/2047	1,875,000	1,901,616
eBay, Inc.
2.60%, 07/15/2022	2,356,000	2,348,748
3.45%, 08/01/2024	669,000	677,963
4.00%, 07/15/2042	213,000	190,415
Grupo Televisa SAB
5.00%, 05/13/2045	1,460,000	1,458,352
6.13%, 01/31/2046	382,000	441,267
GTP Acquisition Partners I LLC
2.35%, 06/15/2020 (2)	271,000	270,565
3.48%, 06/16/2025 (2)	314,000	312,923
Historic TW, Inc.
9.15%, 02/01/2023	347,000	447,246
NBCUniversal Media LLC
4.38%, 04/01/2021	700,000	753,149
6.40%, 04/30/2040	372,000	500,849
5.95%, 04/01/2041	527,000	682,523
4.45%, 01/15/2043	1,765,000	1,893,960
New Cingular Wireless Services, Inc.
8.75%, 03/01/2031	1,140,000	1,652,017
Orange SA
2.75%, 02/06/2019	3,000,000	3,035,698
Priceline Group, Inc.
2.75%, 03/15/2023	857,000	857,829
3.55%, 03/15/2028	1,500,000	1,500,440
Qwest Co.
6.75%, 12/01/2021	3,866,000	4,220,569
Rogers Communications, Inc.
3.63%, 12/15/2025	4,350,000	4,432,033
8.75%, 05/01/2032	258,000	371,614
SK Telecom Co. Ltd.
6.63%, 07/20/2027 (2)	361,000	454,571
Sky Plc
3.75%, 09/16/2024 (2)	287,000	294,370
Sprint Capital Co.
6.90%, 05/01/2019	301,000	320,941
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%, 03/20/2023 (2)	2,936,000	2,980,040
TCI Communications, Inc.
7.13%, 02/15/2028	138,000	180,740
Telecom Italia Capital SA
7.00%, 06/04/2018	5,000,000	5,155,000
7.18%, 06/18/2019	215,000	233,071
7.20%, 07/18/2036	1,644,000	2,030,258
Telefonica Emisiones SAU
3.19%, 04/27/2018	221,000	222,789
5.13%, 04/27/2020	500,000	536,257
5.46%, 02/16/2021	233,000	255,227
4.10%, 03/08/2027	5,844,000	6,043,744
5.21%, 03/08/2047	1,044,000	1,148,300
Thomson Reuters Co.
4.70%, 10/15/2019	222,000	233,532
3.95%, 09/30/2021	934,000	975,065
3.85%, 09/29/2024	342,000	355,996
4.50%, 05/23/2043	312,000	312,549
Time Warner Cable LLC
6.75%, 07/01/2018	5,490,000	5,684,722
8.75%, 02/14/2019	184,000	199,852
4.13%, 02/15/2021	222,000	230,469
3.80%, 02/15/2027	2,850,000	2,850,336
6.55%, 05/01/2037	375,000	440,268
7.30%, 07/01/2038	1,023,000	1,283,520
6.75%, 06/15/2039	539,000	646,424
5.88%, 11/15/2040	475,000	521,001
5.50%, 09/01/2041	5,615,000	5,827,362
Time Warner Entertainment Co. LP
8.38%, 07/15/2033	879,000	1,194,370
Time Warner, Inc.
4.75%, 03/29/2021	585,000	629,752
7.57%, 02/01/2024	330,000	410,247
3.55%, 06/01/2024	2,300,000	2,339,020
3.60%, 07/15/2025	2,670,000	2,678,595
2.95%, 07/15/2026	2,000,000	1,888,167
7.63%, 04/15/2031	4,118,000	5,613,870
7.70%, 05/01/2032	712,000	989,478
6.20%, 03/15/2040	323,000	380,025
6.25%, 03/29/2041	170,000	203,554
5.38%, 10/15/2041	181,000	194,989
4.65%, 06/01/2044	2,145,000	2,093,523
Verizon Communications, Inc.
3.45%, 03/15/2021	535,000	556,070
2.95%, 03/15/2022	2,677,000	2,721,716
5.15%, 09/15/2023	3,057,000	3,429,587
4.13%, 03/16/2027	4,800,000	5,009,227
4.50%, 08/10/2033	9,579,000	9,821,418
4.40%, 11/01/2034	4,343,000	4,367,630
4.27%, 01/15/2036	8,521,000	8,367,217
5.25%, 03/16/2037	2,416,000	2,648,262
4.81%, 03/15/2039	13,093,000	13,509,347
4.86%, 08/21/2046	3,324,000	3,382,677
4.52%, 09/15/2048	460,000	444,874
5.01%, 08/21/2054	448,000	449,032
4.67%, 03/15/2055	895,000	852,040
Viacom, Inc.
3.25%, 03/15/2023	69,000	67,900
3.88%, 04/01/2024	1,016,000	1,017,035
4.85%, 12/15/2034	153,000	144,121
6.88%, 04/30/2036	750,000	826,922
4.38%, 03/15/2043	1,370,000	1,179,606
Vodafone Group Plc
1.50%, 02/19/2018	1,218,000	1,217,338
2.95%, 02/19/2023	78,000	79,186
Walt Disney Co./The
3.00%, 02/13/2026	1,000,000	1,006,369
1.85%, 07/30/2026	259,000	238,141
2.95%, 06/15/2027	700,000	698,105
3.00%, 07/30/2046	160,000	138,940
		350,324,302
Consumer, Cyclical - 2.25%
Advance Auto Parts, Inc.
4.50%, 12/01/2023	673,000	704,900
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 11/15/2026 (2)	331,562	352,497
Alimentation Couche-Tard, Inc.
2.70%, 07/26/2022 (2)	23,613,000	23,682,431
American Airlines 2011-1 Class A Pass Through Trust
5.25%, 01/31/2021	88,167	93,677
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 01/15/2027	1,201,563	1,259,838
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 01/15/2023	3,752,444	4,020,106
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/2027	2,707,255	2,727,560
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 12/15/2029	237,656	241,054
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 06/15/2028	1,480,480	1,480,924
American Airlines 2016-3 Class AA Pass Through Trust
3.00%, 10/15/2028	2,338,000	2,320,465
American Airlines 2017-1 Class AA Pass Through Trust
3.65%, 02/15/2029	2,327,000	2,393,319
American Airlines 2017-2 Class A Pass Through Trust
3.60%, 10/15/2029	500,000	507,500
American Airlines 2017-2 Class AA Pass Through Trust
3.35%, 04/15/2031	450,000	455,625
American Honda Finance Corp.
1.60%, 02/16/2018 (2)	302,000	302,031
2.13%, 10/10/2018	352,000	354,048
2.25%, 08/15/2019	739,000	744,779
1.95%, 07/20/2020	5,881,000	5,881,201
2.90%, 02/16/2024	300,000	303,298
2.30%, 09/09/2026	185,000	174,923
Arrow Electronics, Inc.
3.00%, 03/01/2018	197,000	197,889
4.50%, 03/01/2023	183,000	195,305
AutoZone, Inc.
3.75%, 06/01/2027	550,000	554,880
BMW US Capital LLC
2.25%, 09/15/2023 (2)	894,000	872,224
CK Hutchison International 16 Ltd.
1.88%, 10/03/2021 (2)	402,000	390,681
2.75%, 10/03/2026 (2)	600,000	577,583
Continental Airlines 1997-4 Class A Pass Through Trust
6.90%, 01/02/2018	1,491	1,494
Continental Airlines 1999-2 Class A-1 Pass Through Trust
7.26%, 03/15/2020 (11)	20,389	21,663
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 10/19/2023	5,560,920	6,117,013
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 04/29/2026 (11)	5,155,103	5,399,970
CVS Health Corp.
2.13%, 06/01/2021	1,527,000	1,511,003
3.50%, 07/20/2022	3,000,000	3,119,931
4.00%, 12/05/2023	6,401,000	6,784,802
2.88%, 06/01/2026	617,000	595,823
5.30%, 12/05/2043	3,260,000	3,809,031
CVS Pass-Through Trust
5.77%, 01/10/2033 (2)	864,110	971,793
5.93%, 01/10/2034 (2)	634,770	724,613
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036 (2)	4,167,537	4,239,635
Daimler Finance North America LLC
1.88%, 01/11/2018 (2)	3,080,000	3,082,789
2.38%, 08/01/2018 (2)	195,000	196,063
2.00%, 08/03/2018 (2)	300,000	300,807
2.25%, 07/31/2019 (2)	3,250,000	3,263,610
2.25%, 03/02/2020 (2)	3,575,000	3,582,734
2.88%, 03/10/2021 (2)	700,000	710,288
3.45%, 01/06/2027 (2)	3,015,000	3,070,010
8.50%, 01/18/2031	155,000	231,882
Darden Restaurants, Inc.
3.85%, 05/01/2027	564,000	574,523
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/2022	3,273,237	3,772,078
Delta Air Lines 2010-2 Class A Pass Through Trust
4.95%, 05/23/2019	191,571	197,778
Delta Air Lines 2011-1 Class A Pass Through Trust
5.30%, 04/15/2019	75,778	78,999
Delta Air Lines 2012-1 Class A Pass Through Trust
4.75%, 05/07/2020	257,169	268,742
Delta Air Lines, Inc.
2.88%, 03/13/2020	8,200,000	8,290,994
Ford Motor Co.
7.45%, 07/16/2031	3,400,000	4,401,141
4.75%, 01/15/2043	7,640,000	7,486,397
5.29%, 12/08/2046	1,900,000	1,981,381
Ford Motor Credit Co. LLC
1.72%, 12/06/2017	2,000,000	2,000,140
2.15%, 01/09/2018	386,000	386,482
2.24%, 06/15/2018	942,000	944,957
2.55%, 10/05/2018	1,500,000	1,509,644
2.38%, 03/12/2019	819,000	822,989
2.60%, 11/04/2019	1,000,000	1,008,345
3.16%, 08/04/2020	1,300,000	1,326,015
3.34%, 03/18/2021	800,000	817,991
3.34%, 03/28/2022	6,214,000	6,312,841
4.25%, 09/20/2022	3,800,000	3,998,475
3.81%, 01/09/2024	1,122,000	1,143,860
4.13%, 08/04/2025	265,000	272,125
General Motors Co.
4.00%, 04/01/2025	8,070,000	8,195,537
6.60%, 04/01/2036	2,921,000	3,464,115
5.15%, 04/01/2038	3,608,000	3,697,554
General Motors Financial Co., Inc.
2.65%, 04/13/2020	1,300,000	1,310,091
4.38%, 09/25/2021	5,000,000	5,299,326
3.45%, 01/14/2022	8,051,000	8,216,368
3.45%, 04/10/2022	6,502,000	6,607,040
3.15%, 06/30/2022	12,577,000	12,673,601
3.70%, 05/09/2023	5,249,000	5,347,384
3.95%, 04/13/2024	2,250,000	2,303,583
4.00%, 01/15/2025	250,000	254,883
4.30%, 07/13/2025	580,000	598,637
4.00%, 10/06/2026	1,190,000	1,191,681
4.35%, 01/17/2027	979,000	1,005,617
Hasbro, Inc.
3.50%, 09/15/2027	933,000	921,778
Home Depot, Inc./The
2.63%, 06/01/2022	494,000	501,706
3.00%, 04/01/2026	148,000	148,458
2.13%, 09/15/2026	298,000	279,720
2.80%, 09/14/2027	600,000	589,128
5.88%, 12/16/2036	5,490,000	7,127,745
4.20%, 04/01/2043	655,000	699,422
4.40%, 03/15/2045	268,000	293,933
3.50%, 09/15/2056	214,000	197,189
Hyundai Capital America
2.40%, 10/30/2018 (2)	2,717,000	2,726,766
2.00%, 07/01/2019 (2)	301,000	298,419
2.75%, 09/18/2020 (2)	4,000,000	3,996,018
3.10%, 04/05/2022 (2)	2,500,000	2,486,836
3.25%, 09/20/2022 (2)	9,234,000	9,215,481
Hyundai Capital Services, Inc.
3.00%, 03/06/2022 (2)	3,725,000	3,691,979
Lear Corp.
3.80%, 09/15/2027	7,618,000	7,585,738
Lowe's Cos, Inc.
3.38%, 09/15/2025	477,000	491,149
4.65%, 04/15/2042	449,000	496,967
4.05%, 05/03/2047	4,883,000	5,013,666
Macy's Retail Holdings, Inc.
6.90%, 01/15/2032	400,000	424,951
Magna International, Inc.
3.63%, 06/15/2024	1,658,000	1,711,209
Marriott International, Inc./MD
3.00%, 03/01/2019	7,250,000	7,340,739
McDonald's Co.
4.70%, 12/09/2035	591,000	651,231
6.30%, 10/15/2037	679,000	880,838
Newell Rubbermaid, Inc.
5.50%, 04/01/2046	5,220,000	6,170,856
Nissan Motor Acceptance Co.
1.80%, 03/15/2018 (2)	727,000	728,151
2.65%, 09/26/2018 (2)	500,000	504,666
2.15%, 09/28/2020 (2)	3,538,000	3,541,358
1.90%, 09/14/2021 (2)	314,000	307,593
2.60%, 09/28/2022 (2)	11,365,000	11,371,672
Nordstrom, Inc.
4.00%, 10/15/2021	398,000	407,740
O'Reilly Automotive, Inc.
3.55%, 03/15/2026	500,000	500,972
3.60%, 09/01/2027	802,000	801,123
Starbucks Co.
4.30%, 06/15/2045	604,000	656,305
Target Co.
3.50%, 07/01/2024	355,000	371,184
Toyota Motor Credit Co.
1.45%, 01/12/2018	193,000	193,044
1.55%, 10/18/2019	10,363,000	10,305,848
2.80%, 07/13/2022	640,000	652,462
United Airlines 2016-1 Class A Pass Through Trust
3.45%, 07/07/2028 (11)	882,000	894,128
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/2028	6,990,000	6,980,004
United Airlines 2016-2 Class AA Pass Through Trust
2.88%, 10/07/2028	1,800,000	1,767,420
US Airways 1998-1A Pass Through Trust
6.85%, 01/30/2018 (11)	4,183	4,267
Walgreen Co.
4.40%, 09/15/2042	400,000	402,329
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	670,000	692,081
4.50%, 11/18/2034	1,079,000	1,124,257
Wal-Mart Stores, Inc.
3.30%, 04/22/2024	3,820,000	4,000,183
7.55%, 02/15/2030	72,000	104,375
6.20%, 04/15/2038	86,000	116,802
5.00%, 10/25/2040	124,000	148,589
WW Grainger, Inc.
4.60%, 06/15/2045	973,000	1,047,597
		317,851,078
Consumer, Non-cyclical - 4.14%
Abbott Laboratories
2.90%, 11/30/2021	15,375,000	15,636,375
3.88%, 09/15/2025	748,000	772,792
4.75%, 11/30/2036	10,000,000	11,014,720
4.90%, 11/30/2046	2,883,000	3,218,221
AbbVie, Inc.
2.00%, 11/06/2018	866,000	868,797
2.90%, 11/06/2022	13,060,000	13,259,883
3.20%, 11/06/2022	769,000	788,281
2.85%, 05/14/2023	5,474,000	5,514,744
3.60%, 05/14/2025	13,071,000	13,547,010
4.50%, 05/14/2035	4,194,000	4,511,187
4.30%, 05/14/2036	450,000	472,217
Aetna, Inc.
2.80%, 06/15/2023	419,000	421,105
6.75%, 12/15/2037	341,000	473,125
4.50%, 05/15/2042	205,000	225,317
4.75%, 03/15/2044	1,800,000	2,048,943
Ahold Finance USA LLC
6.88%, 05/01/2029	3,280,000	4,049,661
Allergan Funding SCS
3.45%, 03/15/2022	14,657,000	15,210,248
3.85%, 06/15/2024	1,198,000	1,249,388
3.80%, 03/15/2025	4,115,000	4,272,026
4.55%, 03/15/2035	6,389,000	6,813,521
4.75%, 03/15/2045	905,000	979,670
Allergan, Inc./U.S.
3.38%, 09/15/2020	539,000	556,365
2.80%, 03/15/2023	971,000	963,991
Amgen, Inc.
5.70%, 02/01/2019	204,000	214,266
2.20%, 05/11/2020	7,280,000	7,301,486
2.70%, 05/01/2022	5,600,000	5,627,183
2.65%, 05/11/2022	12,127,000	12,222,517
3.63%, 05/15/2022	845,000	881,740
3.13%, 05/01/2025	525,000	528,606
4.95%, 10/01/2041	464,000	514,979
4.66%, 06/15/2051	9,145,000	10,023,919
Anheuser-Busch Cos LLC
5.50%, 01/15/2018	103,000	104,122
Anheuser-Busch InBev Finance, Inc.
1.90%, 02/01/2019	132,000	132,330
2.63%, 01/17/2023	160,000	160,847
3.30%, 02/01/2023	5,742,000	5,951,255
3.70%, 02/01/2024	487,000	511,096
3.65%, 02/01/2026	10,203,000	10,551,179
4.70%, 02/01/2036	8,482,000	9,389,082
4.00%, 01/17/2043	810,000	816,359
4.90%, 02/01/2046	6,757,000	7,690,042
Anheuser-Busch InBev Worldwide, Inc.
2.20%, 08/01/2018	5,080,000	5,102,932
4.95%, 01/15/2042	2,735,000	3,095,708
4.44%, 10/06/2048	139,000	148,742
Anthem, Inc.
2.30%, 07/15/2018	289,000	290,247
3.13%, 05/15/2022	484,000	494,119
3.30%, 01/15/2023	271,000	279,037
3.50%, 08/15/2024	694,000	713,732
4.63%, 05/15/2042	400,000	433,128
4.65%, 01/15/2043	391,000	421,770
5.10%, 01/15/2044	1,881,000	2,166,395
4.65%, 08/15/2044	395,000	430,676
BAT Capital Corp.
2.76%, 08/15/2022 (2)	9,329,000	9,378,594
3.22%, 08/15/2024 (2)	7,145,000	7,159,693
4.39%, 08/15/2037 (2)	3,859,000	3,931,134
4.54%, 08/15/2047 (2)	1,474,000	1,515,745
Baxalta, Inc.
3.60%, 06/23/2022	367,000	380,171
5.25%, 06/23/2045	167,000	192,357
Bayer US Finance LLC
3.38%, 10/08/2024 (2)	471,000	479,394
Baylor Scott & White Holdings
4.19%, 11/15/2045	1,800,000	1,892,960
3.97%, 11/15/2046	3,700,000	3,746,452
Becton Dickinson and Co.
2.68%, 12/15/2019	135,000	136,603
3.36%, 06/06/2024	4,598,000	4,639,066
3.73%, 12/15/2024	1,972,000	2,013,641
4.67%, 06/06/2047	538,000	564,084
Biogen, Inc.
3.63%, 09/15/2022	673,000	705,963
5.20%, 09/15/2045	366,000	426,112
Brown-Forman Co.
4.50%, 07/15/2045	375,000	403,573
Bunge Ltd. Finance Corp.
8.50%, 06/15/2019	7,456,000	8,234,382
3.50%, 11/24/2020	283,000	291,229
3.25%, 08/15/2026	284,000	273,549
3.75%, 09/25/2027	1,059,000	1,056,803
Cardinal Health, Inc.
3.75%, 09/15/2025	412,000	426,432
3.41%, 06/15/2027	800,000	802,390
4.90%, 09/15/2045	315,000	347,033
Cargill, Inc.
3.30%, 03/01/2022 (2)	800,000	824,942
Celgene Corp.
3.25%, 08/15/2022	1,220,000	1,258,711
4.00%, 08/15/2023	298,000	318,785
3.63%, 05/15/2024	686,000	714,447
5.70%, 10/15/2040	302,000	358,090
Cigna Co.
3.25%, 04/15/2025	970,000	982,011
Cleveland Clinic Foundation/The
4.86%, 01/01/2114	2,511,000	2,731,729
Coca-Cola Femsa SAB de CV
2.38%, 11/26/2018	3,906,000	3,931,877
3.88%, 11/26/2023	550,000	580,731
Conagra Brands, Inc.
4.95%, 08/15/2020	40,000	42,270
9.75%, 03/01/2021	1,750,000	2,132,354
7.00%, 10/01/2028	3,250,000	4,082,565
Constellation Brands, Inc.
4.25%, 05/01/2023	200,000	214,306
Danaher Co.
2.40%, 09/15/2020	280,000	283,410
Danone SA
2.59%, 11/02/2023 (2)	1,600,000	1,571,239
Diageo Investment Co.
8.00%, 09/15/2022	516,000	646,672
DP World Ltd.
6.85%, 07/02/2037 (2)	1,543,000	1,904,448
Dr Pepper Snapple Group, Inc.
3.43%, 06/15/2027 (2)	350,000	351,658
4.42%, 12/15/2046	9,350,000	9,807,735
Ecolab, Inc.
1.45%, 12/08/2017	5,928,000	5,926,747
2.25%, 01/12/2020	233,000	234,526
3.25%, 01/14/2023	452,000	465,405
5.50%, 12/08/2041	103,000	126,657
Equifax, Inc.
2.30%, 06/01/2021	338,000	330,141
ERAC USA Finance LLC
6.38%, 10/15/2017 (2)	41,000	41,061
2.80%, 11/01/2018 (2)	4,875,000	4,914,421
4.50%, 08/16/2021 (2)	400,000	426,861
6.70%, 06/01/2034 (2)	508,000	633,344
5.63%, 03/15/2042 (2)	357,000	412,626
4.50%, 02/15/2045 (2)	300,000	298,212
Express Scripts Holding Co.
4.75%, 11/15/2021	4,000,000	4,338,787
3.00%, 07/15/2023	178,000	178,504
3.50%, 06/15/2024	897,000	909,874
4.50%, 02/25/2026	755,000	807,413
4.80%, 07/15/2046	218,000	230,061
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/2043	526,000	533,791
Forest Laboratories LLC
4.38%, 02/01/2019 (2)	1,351,000	1,385,360
5.00%, 12/15/2021 (2)	4,738,000	5,176,902
Gilead Sciences, Inc.
2.50%, 09/01/2023	250,000	247,388
3.70%, 04/01/2024	4,637,000	4,895,828
3.50%, 02/01/2025	385,000	400,806
3.65%, 03/01/2026	374,000	390,384
2.95%, 03/01/2027	5,995,000	5,936,768
4.60%, 09/01/2035	4,558,000	5,029,990
4.00%, 09/01/2036	1,133,000	1,173,863
5.65%, 12/01/2041	1,020,000	1,265,697
4.75%, 03/01/2046	2,015,000	2,264,901
4.15%, 03/01/2047	600,000	617,966
GlaxoSmithKline Capital, Inc.
2.85%, 05/08/2022	320,000	327,201
6.38%, 05/15/2038	217,000	297,497
Grupo Bimbo SAB de CV
3.88%, 06/27/2024 (2)	5,000,000	5,162,137
Humana, Inc.
7.20%, 06/15/2018	215,000	222,965
JM Smucker Co./The
3.00%, 03/15/2022	4,750,000	4,821,911
Johnson & Johnson
4.38%, 12/05/2033	1,225,000	1,394,663
4.50%, 12/05/2043	2,780,000	3,191,575
Kellogg Co.
3.25%, 05/21/2018	234,000	236,506
Kimberly-Clark Co.
7.50%, 11/01/2018	52,000	55,199
2.40%, 03/01/2022	140,000	140,765
Kraft Foods Group, Inc.
6.13%, 08/23/2018	531,000	551,420
5.38%, 02/10/2020	138,000	148,002
3.50%, 06/06/2022	388,000	402,234
6.88%, 01/26/2039	1,645,000	2,112,405
6.50%, 02/09/2040	310,000	389,904
5.00%, 06/04/2042	505,000	540,613
Kraft Heinz Foods Co.
2.00%, 07/02/2018	2,771,000	2,776,627
2.80%, 07/02/2020	3,775,000	3,842,528
3.95%, 07/15/2025	1,858,000	1,913,003
3.00%, 06/01/2026	3,625,000	3,475,998
5.00%, 07/15/2035	2,785,000	3,032,795
4.38%, 06/01/2046	5,510,000	5,399,707
Kroger Co./The
6.15%, 01/15/2020	206,000	223,812
4.00%, 02/01/2024	63,000	65,309
7.50%, 04/01/2031	1,417,000	1,856,065
6.90%, 04/15/2038	1,434,000	1,790,189
5.40%, 07/15/2040	95,000	100,559
4.45%, 02/01/2047	1,010,000	952,897
Laboratory Co. of America Holdings
4.63%, 11/15/2020	6,630,000	7,047,222
3.20%, 02/01/2022	1,127,000	1,153,176
Magellan Health, Inc.
4.40%, 09/22/2024	1,917,000	1,909,599
Massachusetts Institute of Technology
4.68%, 07/01/2114	1,645,000	1,869,368
McCormick & Co., Inc.
3.15%, 08/15/2024	299,000	301,370
3.40%, 08/15/2027	594,000	595,845
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	891,000	961,604
Medtronic Global Holdings SCA
3.35%, 04/01/2027	6,670,000	6,853,052
Medtronic, Inc.
3.13%, 03/15/2022	419,000	431,261
3.15%, 03/15/2022	396,000	409,925
3.50%, 03/15/2025	13,000,000	13,553,082
4.38%, 03/15/2035	924,000	1,016,671
Merck & Co., Inc.
2.40%, 09/15/2022	211,000	212,532
2.80%, 05/18/2023	526,000	539,724
3.70%, 02/10/2045	70,000	71,015
Molson Coors Brewing Co.
3.00%, 07/15/2026	581,000	564,817
Mondelez International Holdings Netherlands BV
1.63%, 10/28/2019 (2)	4,631,000	4,594,957
Mylan NV
3.00%, 12/15/2018	3,115,000	3,149,936
2.50%, 06/07/2019	4,895,000	4,913,816
3.15%, 06/15/2021	4,415,000	4,491,333
3.95%, 06/15/2026	1,992,000	2,027,287
5.25%, 06/15/2046	366,000	396,797
Mylan, Inc.
2.55%, 03/28/2019	600,000	602,720
3.13%, 01/15/2023 (2)	5,504,000	5,508,375
5.40%, 11/29/2043	100,000	106,693
New York and Presbyterian Hospital/The
4.02%, 08/01/2045	125,000	128,612
4.76%, 08/01/2116	2,668,000	2,750,660
Northwell Healthcare, Inc.
4.26%, 11/01/2047	2,971,000	2,986,744
Novartis Capital Co.
2.40%, 05/17/2022	6,440,000	6,485,687
3.40%, 05/06/2024	922,000	966,732
PepsiCo, Inc.
3.00%, 08/25/2021	258,000	267,060
3.10%, 07/17/2022	593,000	615,379
4.88%, 11/01/2040	82,000	95,898
4.60%, 07/17/2045	196,000	221,420
3.45%, 10/06/2046	700,000	665,607
Pfizer, Inc.
5.80%, 08/12/2023	4,000,000	4,710,967
3.00%, 12/15/2026	1,125,000	1,138,664
President & Fellows of Harvard College
3.30%, 07/15/2056	5,599,000	5,355,747
Procter & Gamble - Esop
9.36%, 01/01/2021	111,831	126,343
Procter & Gamble Co.
2.85%, 08/11/2027	1,200,000	1,194,929
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,200,000	1,150,765
Quest Diagnostics, Inc.
3.50%, 03/30/2025	4,820,000	4,911,604
3.45%, 06/01/2026	223,000	224,917
Reckitt Benckiser Treasury Services Plc
3.00%, 06/26/2027 (2)	11,865,000	11,730,595
Reynolds American, Inc.
2.30%, 06/12/2018	8,841,000	8,879,753
4.45%, 06/12/2025	5,000,000	5,364,090
5.70%, 08/15/2035	1,100,000	1,289,435
Roche Holdings, Inc.
3.35%, 09/30/2024 (2)	780,000	808,276
RR Donnelley & Sons Co.
7.63%, 06/15/2020	107,000	115,560
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021	13,135,000	13,085,749
2.88%, 09/23/2023	668,000	664,458
Smithfield Foods, Inc.
3.35%, 02/01/2022 (2)	10,000,000	10,177,227
4.25%, 02/01/2027 (2)	265,000	273,844
Stryker Co.
3.50%, 03/15/2026	213,000	218,622
Sysco Corp.
3.75%, 10/01/2025	277,000	287,526
3.25%, 07/15/2027	1,350,000	1,345,198
Teva Pharmaceutical Finance Co,
2.95%, 12/18/2022	1,000,000	971,018
Teva Pharmaceutical Finance Netherlands III BV
1.40%, 07/20/2018	11,669,000	11,625,126
2.80%, 07/21/2023	735,000	702,624
3.15%, 10/01/2026	1,382,000	1,273,559
4.10%, 10/01/2046	585,000	492,498
Texas Health Resources
4.33%, 11/15/2055	1,000,000	1,042,365
Thermo Fisher Scientific, Inc.
3.00%, 04/15/2023	227,000	230,675
2.95%, 09/19/2026	476,000	465,672
Tyson Foods, Inc.
4.50%, 06/15/2022	2,485,000	2,686,833
3.95%, 08/15/2024	1,451,000	1,525,895
4.88%, 08/15/2034	400,000	441,670
UnitedHealth Group, Inc.
1.63%, 03/15/2019	291,000	290,344
3.38%, 11/15/2021	685,000	712,143
2.75%, 02/15/2023	520,000	525,551
2.88%, 03/15/2023	310,000	315,995
3.10%, 03/15/2026	550,000	556,211
4.63%, 07/15/2035	427,000	489,152
5.80%, 03/15/2036	500,000	629,968
6.63%, 11/15/2037	562,000	780,340
4.38%, 03/15/2042	5,170,000	5,593,818
Verisk Analytics, Inc.
4.00%, 06/15/2025	7,000,000	7,319,751
Wesleyan University
4.78%, 07/01/2116	3,012,000	3,125,530
Western Union Co./The
3.60%, 03/15/2022	1,300,000	1,319,488
6.20%, 06/21/2040	300,000	317,529
Wm Wrigley Jr Co.
2.90%, 10/21/2019 (2)	4,960,000	5,032,337
Wyeth LLC
6.45%, 02/01/2024	82,000	99,981
Zimmer Biomet Holdings, Inc.
3.38%, 11/30/2021	3,650,000	3,738,929
3.55%, 04/01/2025	6,000,000	6,056,229
Zoetis, Inc.
3.45%, 11/13/2020	150,000	155,055
3.25%, 02/01/2023	1,000,000	1,033,735
3.00%, 09/12/2027	4,685,000	4,611,594
		585,501,051
Diversified - 0.09%
CK Hutchison International 17 Ltd.
2.25%, 09/29/2020 (2)	3,664,000	3,651,592
2.88%, 04/05/2022 (2)	800,000	804,420
2.75%, 03/29/2023 (2)	500,000	497,328
Hutchison Whampoa International 09 Ltd.
7.63%, 04/09/2019 (2)	612,000	661,248
Hutchison Whampoa International 09/19 Ltd.
5.75%, 09/11/2019 (2)	6,175,000	6,588,608
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/2022 (2)	450,000	460,114
		12,663,310
Energy - 3.53%
Alberta Energy Co. Ltd.
7.38%, 11/01/2031	274,000	338,071
Anadarko Finance Co.
7.50%, 05/01/2031	206,000	256,247
Anadarko Holding Co.
7.15%, 05/15/2028	170,000	198,911
Anadarko Petroleum Co.
8.70%, 03/15/2019	664,000	724,621
6.95%, 06/15/2019	11,711,000	12,618,205
6.45%, 09/15/2036	2,685,000	3,194,204
0.00%, 10/10/2036	4,000,000	1,681,751
ANR Pipeline Co.
9.63%, 11/01/2021	337,000	427,031
Apache Co.
6.90%, 09/15/2018	258,000	270,146
3.25%, 04/15/2022	99,000	100,389
5.10%, 09/01/2040	600,000	627,245
4.75%, 04/15/2043	416,000	418,086
APT Pipelines Ltd.
4.25%, 07/15/2027 (2)	1,098,000	1,129,172
Baker Hughes, Inc.
5.13%, 09/15/2040	600,000	693,560
Boardwalk Pipelines LP
4.95%, 12/15/2024	1,057,000	1,124,582
5.95%, 06/01/2026	254,000	284,026
4.45%, 07/15/2027	200,000	203,552
BP Capital Markets Plc
1.38%, 11/06/2017	229,000	228,968
2.24%, 05/10/2019	400,000	402,892
3.25%, 05/06/2022	262,000	271,328
2.52%, 09/19/2022	9,136,000	9,142,513
3.81%, 02/10/2024	1,615,000	1,700,454
3.22%, 04/14/2024	2,262,000	2,311,525
3.54%, 11/04/2024	700,000	721,938
3.51%, 03/17/2025	45,000	46,430
3.12%, 05/04/2026	462,000	461,651
3.02%, 01/16/2027	402,000	395,492
3.59%, 04/14/2027	650,000	668,401
3.28%, 09/19/2027	8,341,000	8,324,954
Buckeye Partners LP
2.65%, 11/15/2018	2,900,000	2,911,793
4.88%, 02/01/2021	704,000	747,172
4.35%, 10/15/2024	738,000	759,746
3.95%, 12/01/2026	158,000	155,810
5.85%, 11/15/2043	591,000	641,655
Burlington Resources, Inc.
8.20%, 03/15/2025	206,000	269,502
Cameron International Co.
3.60%, 04/30/2022	5,900,000	6,117,750
Canadian Natural Resources Ltd.
1.75%, 01/15/2018	687,000	687,486
5.90%, 02/01/2018	2,996,000	3,038,922
2.95%, 01/15/2023	6,209,000	6,170,652
7.20%, 01/15/2032	41,000	50,685
6.45%, 06/30/2033	1,153,000	1,364,506
5.85%, 02/01/2035	200,000	226,329
6.50%, 02/15/2037	118,000	142,972
6.75%, 02/01/2039	206,000	251,786
4.95%, 06/01/2047	3,029,000	3,174,113
Cenovus Energy, Inc.
3.00%, 08/15/2022	1,884,000	1,852,563
5.25%, 06/15/2037 (2)	4,605,000	4,567,751
6.75%, 11/15/2039	1,999,000	2,300,200
4.45%, 09/15/2042	310,000	271,505
5.40%, 06/15/2047 (2)	2,000,000	2,004,498
Chevron Co.
2.36%, 12/05/2022	315,000	315,481
2.57%, 05/16/2023	2,000,000	2,011,397
2.90%, 03/03/2024	1,303,000	1,319,179
CNOOC Finance 2013 Ltd.
3.00%, 05/09/2023	2,200,000	2,203,553
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/2020	1,583,000	1,589,405
CNOOC Finance 2015 USA LLC
3.50%, 05/05/2025	670,000	680,226
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/2024	1,165,000	1,239,783
Concho Resources, Inc.
3.75%, 10/01/2027	544,000	546,545
4.88%, 10/01/2047	113,000	117,869
Conoco Funding Co.
7.25%, 10/15/2031	54,000	72,827
ConocoPhillips Canada Funding Co. I
5.95%, 10/15/2036	300,000	374,380
ConocoPhillips Co.
4.20%, 03/15/2021	839,000	894,073
4.95%, 03/15/2026	598,000	673,832
6.95%, 04/15/2029	400,000	520,083
5.90%, 10/15/2032	53,000	64,410
6.50%, 02/01/2039	150,000	200,898
DCP Midstream Operating LP
9.75%, 03/15/2019 (2)	4,960,000	5,418,800
Devon Energy Co.
3.25%, 05/15/2022	896,000	906,353
7.95%, 04/15/2032	1,000,000	1,308,550
5.60%, 07/15/2041	1,323,000	1,447,176
Devon Financing Co. LLC
7.88%, 09/30/2031	4,450,000	5,871,404
Ecopetrol SA
5.88%, 09/18/2023	395,000	438,647
4.13%, 01/16/2025	383,000	383,958
5.38%, 06/26/2026	537,000	571,905
Enbridge Energy Partners LP
4.38%, 10/15/2020	6,575,000	6,909,684
Enbridge, Inc.
2.90%, 07/15/2022	8,270,000	8,315,958
4.00%, 10/01/2023	1,440,000	1,514,058
3.70%, 07/15/2027	6,076,000	6,145,787
5.50%, 12/01/2046	1,310,000	1,503,962
Encana Co.
6.50%, 05/15/2019	240,000	255,374
8.13%, 09/15/2030	400,000	517,530
7.20%, 11/01/2031	500,000	612,268
6.50%, 08/15/2034	268,000	313,494
Energy Transfer Partners LP
9.70%, 03/15/2019	107,000	118,177
3.60%, 02/01/2023	229,000	232,811
4.90%, 02/01/2024	687,000	728,461
4.05%, 03/15/2025	682,000	691,210
4.75%, 01/15/2026	497,000	522,953
6.63%, 10/15/2036	3,554,000	4,041,160
7.50%, 07/01/2038	1,500,000	1,840,595
6.05%, 06/01/2041	500,000	539,871
6.50%, 02/01/2042	140,000	158,323
Eni SpA
5.70%, 10/01/2040 (2)	557,000	589,715
Eni USA, Inc.
7.30%, 11/15/2027	400,000	501,221
EnLink Midstream Partners LP
2.70%, 04/01/2019	4,008,000	4,019,157
4.15%, 06/01/2025	1,129,000	1,139,567
5.05%, 04/01/2045	378,000	363,981
Enterprise Products Operating LLC
3.35%, 03/15/2023	1,017,000	1,042,811
3.90%, 02/15/2024	3,400,000	3,563,509
3.75%, 02/15/2025	515,000	533,572
3.70%, 02/15/2026	304,000	312,101
6.88%, 03/01/2033	1,200,000	1,513,833
6.65%, 10/15/2034	672,000	848,349
5.75%, 03/01/2035	1,075,000	1,228,048
5.95%, 02/01/2041	201,000	240,920
4.85%, 08/15/2042	4,000,000	4,359,861
4.85%, 03/15/2044	199,000	213,544
4.95%, 10/15/2054	177,000	187,406
EOG Resources, Inc.
6.88%, 10/01/2018	186,000	194,857
4.10%, 02/01/2021	547,000	576,084
2.63%, 03/15/2023	249,000	247,055
5.10%, 01/15/2036	784,000	871,943
EQT Corp.
3.00%, 10/01/2022	9,961,000	9,976,457
3.90%, 10/01/2027	3,915,000	3,913,966
EQT Midstream Partners LP
4.00%, 08/01/2024	2,000,000	2,032,423
Exxon Mobil Co.
2.73%, 03/01/2023	1,338,000	1,361,949
4.11%, 03/01/2046	716,000	773,157
Gazprom OAO Via Gaz Capital SA
6.51%, 03/07/2022 (2)	1,140,000	1,265,400
4.95%, 07/19/2022 (2)	610,000	639,036
Gulf South Pipeline Co. LP
4.00%, 06/15/2022	1,100,000	1,132,710
Halliburton Co.
3.50%, 08/01/2023	1,032,000	1,063,674
4.85%, 11/15/2035	200,000	216,724
7.45%, 09/15/2039	521,000	732,902
7.60%, 08/15/2096 (2)	258,000	333,890
Helmerich & Payne International Drilling Co.
4.65%, 03/15/2025	4,710,000	4,979,030
Hess Corp.
7.13%, 03/15/2033	1,250,000	1,455,674
6.00%, 01/15/2040	880,000	919,388
Husky Energy, Inc.
6.15%, 06/15/2019	119,000	126,874
6.80%, 09/15/2037	2,100,000	2,588,116
KazMunayGas National Co.
3.88%, 04/19/2022 (2)	1,590,000	1,603,849
Kerr-McGee Co.
6.95%, 07/01/2024	127,000	150,875
7.88%, 09/15/2031	1,191,000	1,513,481
Kinder Morgan Energy Partners LP
9.00%, 02/01/2019	454,000	493,158
5.00%, 10/01/2021	4,875,000	5,249,336
4.15%, 02/01/2024	4,044,000	4,190,657
4.30%, 05/01/2024	3,700,000	3,849,126
7.30%, 08/15/2033	1,650,000	2,013,440
6.95%, 01/15/2038	242,000	293,405
6.50%, 09/01/2039	107,000	121,889
7.50%, 11/15/2040	483,000	605,676
Kinder Morgan, Inc./DE
7.80%, 08/01/2031	4,600,000	5,830,764
Magellan Midstream Partners LP
6.55%, 07/15/2019	206,000	221,362
4.25%, 02/01/2021	502,000	529,492
3.20%, 03/15/2025	386,000	379,387
4.20%, 12/01/2042	417,000	394,738
5.15%, 10/15/2043	441,000	488,441
4.20%, 03/15/2045	5,725,000	5,474,915
4.20%, 10/03/2047	1,050,000	1,031,256
Marathon Oil Co.
2.80%, 11/01/2022	700,000	680,303
6.60%, 10/01/2037	410,000	471,472
Marathon Petroleum Co.
3.63%, 09/15/2024	1,241,000	1,263,389
4.75%, 09/15/2044	3,875,000	3,852,783
MPLX LP
4.88%, 12/01/2024	819,000	882,587
5.20%, 03/01/2047	2,573,000	2,692,396
Nabors Industries, Inc.
6.15%, 02/15/2018	82,000	83,271
5.00%, 09/15/2020	595,000	606,900
4.63%, 09/15/2021	1,195,000	1,172,295
National Oilwell Varco, Inc.
1.35%, 12/01/2017	162,000	161,829
Nexen Energy ULC
6.40%, 05/15/2037	4,408,000	5,643,130
Noble Energy, Inc.
5.63%, 05/01/2021	355,000	365,650
3.85%, 01/15/2028	550,000	550,841
6.00%, 03/01/2041	386,000	440,671
5.25%, 11/15/2043	2,675,000	2,805,804
5.05%, 11/15/2044	2,000,000	2,063,105
4.95%, 08/15/2047	3,723,000	3,793,171
Noble Holding International Ltd.
5.75%, 03/16/2018	158,000	159,185
Occidental Petroleum Co.
2.70%, 02/15/2023	100,000	100,702
3.50%, 06/15/2025	455,000	465,508
3.40%, 04/15/2026	246,000	252,104
3.00%, 02/15/2027	333,000	327,699
4.63%, 06/15/2045	158,000	172,700
Oleoducto Central SA
4.00%, 05/07/2021 (2)	225,000	232,537
ONEOK Partners LP
3.20%, 09/15/2018	1,815,000	1,836,733
8.63%, 03/01/2019	353,000	383,283
3.38%, 10/01/2022	151,000	152,533
5.00%, 09/15/2023	334,000	360,560
4.90%, 03/15/2025	2,500,000	2,672,792
6.65%, 10/01/2036	1,050,000	1,268,387
6.85%, 10/15/2037	2,259,000	2,778,120
6.20%, 09/15/2043	2,500,000	2,847,680
ONEOK, Inc.
4.95%, 07/13/2047	1,850,000	1,853,841
Petro-Canada
6.05%, 05/15/2018	263,000	270,126
7.88%, 06/15/2026	543,000	691,099
5.95%, 05/15/2035	350,000	422,039
6.80%, 05/15/2038	423,000	566,045
Petrofac Ltd.
3.40%, 10/10/2018 (2)	5,029,000	4,994,426
Petroleos Mexicanos
8.00%, 05/03/2019	2,000,000	2,180,000
5.50%, 01/21/2021	16,626,000	17,739,942
6.38%, 02/04/2021	448,000	490,788
4.88%, 01/24/2022	3,500,000	3,670,625
5.38%, 03/13/2022 (2)	1,130,000	1,207,348
4.63%, 09/21/2023	1,292,000	1,334,507
4.88%, 01/18/2024	363,000	376,431
6.88%, 08/04/2026	5,324,000	6,056,050
6.50%, 03/13/2027 (2)	1,484,000	1,647,611
6.50%, 03/13/2027 (2)	3,038,000	3,372,940
6.63%, 06/15/2035	647,000	697,142
6.50%, 06/02/2041	2,870,000	3,000,585
6.38%, 01/23/2045	1,002,000	1,019,535
5.63%, 01/23/2046	3,070,000	2,855,100
6.75%, 09/21/2047	1,194,000	1,270,297
6.75%, 09/21/2047 (2)	5,835,000	6,207,857
Phillips 66
4.30%, 04/01/2022	5,736,000	6,159,138
5.88%, 05/01/2042	3,000,000	3,688,341
Phillips 66 Partners LP
2.65%, 02/15/2020	3,650,000	3,672,046
3.55%, 10/01/2026	190,000	185,804
4.68%, 02/15/2045	2,100,000	2,031,301
4.90%, 10/01/2046	412,000	412,129
Plains All American Pipeline LP / PAA Finance Corp.
3.65%, 06/01/2022	382,000	383,914
3.60%, 11/01/2024	1,050,000	1,025,403
4.65%, 10/15/2025	1,950,000	2,007,451
4.50%, 12/15/2026	5,089,000	5,162,849
4.70%, 06/15/2044	4,000,000	3,617,724
4.90%, 02/15/2045	1,509,000	1,402,110
QEP Resources, Inc.
6.80%, 03/01/2020	107,000	111,548
Raizen Fuels Finance SA
5.30%, 01/20/2027 (2)	1,580,000	1,659,000
Regency Energy Partners LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	5,000,000	5,532,963
5.00%, 10/01/2022	6,300,000	6,802,680
Reliance Holding USA, Inc.
5.40%, 02/14/2022 (2)	1,115,000	1,224,836
Rockies Express Pipeline LLC
5.63%, 04/15/2020 (2)	215,000	226,019
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025	5,000,000	5,513,917
5.88%, 06/30/2026	5,000,000	5,591,642
Schlumberger Holdings Co.
3.63%, 12/21/2022 (2)	5,599,000	5,823,356
Schlumberger Investment SA
3.30%, 09/14/2021 (2)	337,000	348,562
3.65%, 12/01/2023	409,000	434,004
Shell International Finance BV
4.30%, 09/22/2019	310,000	325,145
4.38%, 03/25/2020	885,000	938,878
2.13%, 05/11/2020	699,000	704,273
2.88%, 05/10/2026	2,296,000	2,277,503
4.13%, 05/11/2035	1,244,000	1,313,073
4.00%, 05/10/2046	2,467,000	2,493,533
3.75%, 09/12/2046	726,000	712,627
Sinopec Group Overseas Development 2012 Ltd.
3.90%, 05/17/2022 (2)	600,000	629,562
Sinopec Group Overseas Development 2013 Ltd.
4.38%, 10/17/2023 (2)	475,000	510,914
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/2020 (2)	9,000,000	9,019,600
Sinopec Group Overseas Development 2016 Ltd.
3.50%, 05/03/2026 (2)	2,000,000	2,023,012
Southern Natural Gas Co. LLC
8.00%, 03/01/2032	446,000	606,473
4.80%, 03/15/2047 (2)	428,000	466,343
Spectra Energy Partners LP
2.95%, 09/25/2018	306,000	309,122
3.50%, 03/15/2025	787,000	791,977
5.95%, 09/25/2043	207,000	246,860
4.50%, 03/15/2045	3,000,000	3,020,293
Statoil ASA
1.20%, 01/17/2018	221,000	220,874
1.15%, 05/15/2018	304,000	303,384
5.25%, 04/15/2019	382,000	401,972
3.15%, 01/23/2022	237,000	244,321
2.45%, 01/17/2023	280,000	279,394
2.65%, 01/15/2024	663,000	656,187
3.25%, 11/10/2024	508,000	521,841
4.25%, 11/23/2041	193,000	201,425
Suncor Energy, Inc.
5.95%, 12/01/2034	1,048,000	1,261,730
Sunoco Logistics Partners Operations LP
5.50%, 02/15/2020	410,000	438,351
4.25%, 04/01/2024	833,000	859,277
5.95%, 12/01/2025	200,000	226,475
4.95%, 01/15/2043	1,482,000	1,393,391
5.30%, 04/01/2044	200,000	198,650
5.35%, 05/15/2045	633,000	632,241
5.40%, 10/01/2047	2,804,000	2,854,032
TC PipeLines LP
4.38%, 03/13/2025	8,465,000	8,843,489
3.90%, 05/25/2027	5,457,000	5,463,630
Texas Eastern Transmission LP
2.80%, 10/15/2022 (2)	714,000	707,724
Tosco Co.
7.80%, 01/01/2027	522,000	686,206
8.13%, 02/15/2030	361,000	496,892
Total Capital International SA
2.75%, 06/19/2021	900,000	919,475
2.70%, 01/25/2023	144,000	145,582
3.70%, 01/15/2024	350,000	369,603
3.75%, 04/10/2024	229,000	241,677
TransCanada PipeLines Ltd.
1.88%, 01/12/2018	205,000	205,175
6.50%, 08/15/2018	196,000	203,968
7.13%, 01/15/2019	273,000	290,881
4.88%, 01/15/2026	792,000	888,132
6.20%, 10/15/2037	573,000	742,300
7.25%, 08/15/2038	217,000	302,134
Valero Energy Corp.
7.50%, 04/15/2032	250,000	328,967
6.63%, 06/15/2037	8,626,000	10,878,927
Western Gas Partners LP
4.65%, 07/01/2026	414,000	433,762
5.45%, 04/01/2044	977,000	1,032,382
Williams Cos, Inc./The
5.75%, 06/24/2044	2,500,000	2,643,750
Williams Partners LP
4.30%, 03/04/2024	2,500,000	2,636,539
3.90%, 01/15/2025	700,000	715,179
6.30%, 04/15/2040	4,667,000	5,586,764
4.90%, 01/15/2045	7,000,000	7,098,553
Woodside Finance Ltd.
3.65%, 03/05/2025 (2)	3,300,000	3,322,446
		500,048,363
Financials - 11.82%
ABN AMRO Bank NV
2.50%, 10/30/2018 (2)	6,542,000	6,588,566
2.10%, 01/18/2019 (2)	1,594,000	1,598,890
2.45%, 06/04/2020 (2)	2,000,000	2,015,040
4.75%, 07/28/2025 (2)	6,031,000	6,403,059
ACE INA Holdings, Inc.
2.88%, 11/03/2022	312,000	317,666
2.70%, 03/13/2023	300,000	302,252
3.15%, 03/15/2025	3,409,000	3,462,605
3.35%, 05/03/2026	250,000	256,206
4.35%, 11/03/2045	305,000	334,967
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 05/15/2021	13,955,000	14,761,520
3.50%, 05/26/2022	701,000	717,599
3.65%, 07/21/2027	1,516,000	1,509,703
AIA Group Ltd.
2.25%, 03/11/2019 (2)	1,270,000	1,267,778
3.20%, 03/11/2025 (2)	9,545,000	9,544,453
AIG Global Funding
1.65%, 12/15/2017 (2)	453,000	453,228
AIG SunAmerica Global Financing X
6.90%, 03/15/2032 (2)	955,000	1,272,927
Air Lease Corp.
2.13%, 01/15/2020	1,263,000	1,260,816
3.88%, 04/01/2021	400,000	417,677
3.00%, 09/15/2023	710,000	708,020
3.63%, 04/01/2027	340,000	340,085
Allstate Co./The
3.15%, 06/15/2023	420,000	430,026
Ally Financial, Inc.
8.00%, 12/31/2018	43,000	45,997
3.50%, 01/27/2019	1,000,000	1,015,000
American Express Credit Corp.
7.00%, 03/19/2018	284,000	291,000
1.80%, 07/31/2018	456,000	456,471
1.88%, 11/05/2018	831,000	831,760
2.13%, 03/18/2019	318,000	319,701
1.88%, 05/03/2019	7,093,000	7,099,776
2.25%, 08/15/2019	250,000	251,936
2.38%, 05/26/2020	894,000	903,449
2.60%, 09/14/2020	319,000	324,078
2.25%, 05/05/2021	380,000	379,358
2.70%, 03/03/2022	1,250,000	1,264,524
2.50%, 08/01/2022	12,439,000	12,420,961
American International Group, Inc.
6.40%, 12/15/2020	5,100,000	5,732,819
4.88%, 06/01/2022	3,500,000	3,844,890
4.13%, 02/15/2024	879,000	933,161
3.75%, 07/10/2025	444,000	458,361
3.88%, 01/15/2035	376,000	368,027
4.50%, 07/16/2044	1,757,000	1,843,734
8.18% (3 Month LIBOR USD + 4.200%), 05/15/2058 (1)	107,000	145,787
American Tower Corp.
2.25%, 01/15/2022	600,000	590,105
American Tower Trust #1
3.07%, 03/15/2023 (2)	2,900,000	2,906,593
1.55%, 03/15/2043 (2)	396,000	395,278
Ameriprise Financial, Inc.
7.30%, 06/28/2019	215,000	233,978
2.88%, 09/15/2026	1,015,000	990,036
Ameritech Capital Funding Co.
6.45%, 01/15/2018	321,000	325,087
AmSouth BanCorp.
6.75%, 11/01/2025	527,000	624,868
ANZ New Zealand Int'l Ltd./London
2.60%, 09/23/2019 (2)	4,087,000	4,131,672
2.85%, 08/06/2020 (2)	250,000	254,433
Aon Plc
4.00%, 11/27/2023	5,000,000	5,323,787
3.50%, 06/14/2024	815,000	839,701
3.88%, 12/15/2025	500,000	526,028
6.25%, 09/30/2040	172,000	220,358
Arch Capital Finance LLC
5.03%, 12/15/2046	437,000	486,572
Athene Global Funding
2.75%, 04/20/2020 (2)	1,407,000	1,417,929
4.00%, 01/25/2022 (2)	1,104,000	1,149,067
Australia & New Zealand Banking Group Ltd.
4.88%, 01/12/2021 (2)	296,000	319,892
4.40%, 05/19/2026 (2)	226,000	235,083
Australia & New Zealand Banking Group Ltd./New York NY
1.45%, 05/15/2018	640,000	639,744
AvalonBay Communities, Inc.
2.85%, 03/15/2023	600,000	601,267
2.90%, 10/15/2026	220,000	214,501
3.90%, 10/15/2046	214,000	209,398
AXIS Specialty Finance Plc
2.65%, 04/01/2019	2,890,000	2,897,044
BAC Capital Trust VI
5.63%, 03/08/2035	43,000	44,114
Banco Santander SA
3.50%, 04/11/2022	7,200,000	7,371,541
Bank Nederlandse Gemeenten NV
2.63%, 04/28/2021 (2)	6,350,000	6,482,040
Bank of America Corp.
5.75%, 12/01/2017	480,000	483,301
2.00%, 01/11/2018	2,408,000	2,410,658
6.88%, 04/25/2018	1,513,000	1,556,536
5.65%, 05/01/2018	825,000	843,829
1.95%, 05/12/2018	500,000	500,709
6.88%, 11/15/2018	1,500,000	1,580,819
2.60%, 01/15/2019	978,000	985,809
2.65%, 04/01/2019	710,000	716,324
7.63%, 06/01/2019	360,000	392,832
2.25%, 04/21/2020	701,000	702,443
5.63%, 07/01/2020	2,625,000	2,858,494
2.63%, 10/19/2020	2,885,000	2,915,254
5.88%, 01/05/2021	11,225,000	12,428,670
2.63%, 04/19/2021	6,205,000	6,251,535
5.00%, 05/13/2021	1,640,000	1,784,079
2.50%, 10/21/2022	931,000	921,938
3.30%, 01/11/2023	6,184,000	6,333,142
4.10%, 07/24/2023	217,000	230,984
4.13%, 01/22/2024	1,600,000	1,702,358
4.00%, 04/01/2024	2,490,000	2,629,761
4.20%, 08/26/2024	5,765,000	6,058,608
4.00%, 01/22/2025	13,430,000	13,892,537
3.95%, 04/21/2025	5,201,000	5,355,110
3.88%, 08/01/2025	621,000	650,272
3.09% (3 Month LIBOR USD + 1.090%), 10/01/2025 (1)	5,000,000	4,994,138
4.45%, 03/03/2026	7,140,000	7,534,460
4.25%, 10/22/2026	544,000	568,895
3.25%, 10/21/2027	5,126,000	5,021,006
4.18%, 11/25/2027	3,950,000	4,092,415
3.71% (3 Month LIBOR USD + 1.510%), 04/24/2028 (1)	4,500,000	4,593,289
3.59% (3 Month LIBOR USD + 1.370%), 07/21/2028 (1)	13,507,000	13,614,294
6.11%, 01/29/2037	3,580,000	4,474,213
7.75%, 05/14/2038	137,000	201,187
4.44% (3 Month LIBOR USD + 1.990%), 01/20/2048 (1)	1,990,000	2,155,055
Bank of Montreal
2.38%, 01/25/2019	215,000	216,608
1.50%, 07/18/2019	522,000	518,631
2.35%, 09/11/2022	500,000	495,269
2.55%, 11/06/2022	878,000	879,808
Bank of New York Mellon Co./The
4.60%, 01/15/2020	387,000	409,317
2.60%, 08/17/2020	663,000	672,708
2.45%, 11/27/2020	247,000	249,535
2.50%, 04/15/2021	215,000	217,101
3.55%, 09/23/2021	355,000	371,200
2.60%, 02/07/2022	700,000	706,775
3.65%, 02/04/2024	93,000	97,328
3.25%, 09/11/2024	650,000	664,349
3.00%, 02/24/2025	5,360,000	5,383,542
2.80%, 05/04/2026	305,000	299,076
Bank of Nova Scotia/The
1.45%, 04/25/2018	867,000	866,708
1.85%, 04/14/2020	1,900,000	1,892,206
1.88%, 09/20/2021 (2)	400,000	392,195
2.70%, 03/07/2022	800,000	807,738
2.45%, 09/19/2022	5,000,000	4,975,301
Bank of Tokyo-Mitsubishi UFJ Ltd./The
2.15%, 09/14/2018 (2)	350,000	350,888
2.30%, 03/10/2019 (2)	5,525,000	5,550,551
2.35%, 09/08/2019 (2)	340,000	341,900
4.10%, 09/09/2023 (2)	239,000	254,749
3.75%, 03/10/2024 (2)	3,215,000	3,360,534
BanPonce Trust I
8.33%, 02/01/2027	234,000	222,269
Banque Federative du Credit Mutuel SA
2.00%, 04/12/2019 (2)	5,350,000	5,360,138
2.70%, 07/20/2022 (2)	10,584,000	10,619,568
Barclays Plc
6.05%, 12/04/2017 (2)	382,000	384,680
3.20%, 08/10/2021	2,993,000	3,038,972
3.68%, 01/10/2023	12,745,000	13,067,460
3.65%, 03/16/2025	2,522,000	2,527,284
4.38%, 01/12/2026	3,514,000	3,668,943
4.34%, 01/10/2028	2,360,000	2,435,693
5.25%, 08/17/2045	413,000	470,461
BB&T Co.
6.85%, 04/30/2019	170,000	182,765
5.25%, 11/01/2019	284,000	302,540
2.63%, 06/29/2020	1,100,000	1,117,735
Berkshire Hathaway Finance Corp.
5.75%, 01/15/2040	134,000	172,881
4.40%, 05/15/2042	1,524,000	1,672,177
4.30%, 05/15/2043	322,000	350,585
Berkshire Hathaway, Inc.
3.75%, 08/15/2021	605,000	640,263
3.00%, 02/11/2023	268,000	276,601
3.13%, 03/15/2026	8,130,000	8,219,054
BlackRock, Inc.
5.00%, 12/10/2019	484,000	516,346
4.25%, 05/24/2021	475,000	510,700
3.38%, 06/01/2022	493,000	516,913
3.50%, 03/18/2024	405,000	423,422
Blackstone Holdings Finance Co. LLC
5.88%, 03/15/2021 (2)	1,445,000	1,607,431
4.45%, 07/15/2045 (2)	170,000	174,479
BNP Paribas SA
2.38%, 05/21/2020	1,390,000	1,403,430
3.25%, 03/03/2023	430,000	442,947
4.63%, 03/13/2027 (2)	830,000	878,307
BNZ International Funding Ltd./London
2.10%, 09/14/2021 (2)	400,000	392,152
2.65%, 11/03/2022 (2)	10,091,000	10,043,390
BOC Aviation Ltd.
2.75%, 09/18/2022 (2)	780,000	773,155
Boston Properties LP
3.13%, 09/01/2023	300,000	305,737
3.65%, 02/01/2026	557,000	567,603
2.75%, 10/01/2026	480,000	452,636
BPCE SA
1.63%, 01/26/2018	1,300,000	1,299,697
2.50%, 12/10/2018	2,500,000	2,520,316
2.50%, 07/15/2019	1,000,000	1,009,340
5.70%, 10/22/2023 (2)	3,645,000	4,059,484
4.63%, 07/11/2024 (2)	1,300,000	1,358,669
5.15%, 07/21/2024 (2)	4,800,000	5,172,860
3.38%, 12/02/2026	500,000	509,558
Brighthouse Financial, Inc.
3.70%, 06/22/2027 (2)	2,400,000	2,355,480
4.70%, 06/22/2047 (2)	1,771,000	1,729,026
Brixmor Operating Partnership LP
3.85%, 02/01/2025	1,100,000	1,100,364
Brookfield Finance, Inc.
4.70%, 09/20/2047	378,000	380,500
Canadian Imperial Bank of Commerce
1.60%, 09/06/2019	1,500,000	1,491,233
2.10%, 10/05/2020	11,820,000	11,814,884
2.55%, 06/16/2022	800,000	800,868
Capital One Bank USA NA
2.15%, 11/21/2018	5,000,000	5,012,422
3.38%, 02/15/2023	4,164,000	4,224,376
Capital One Financial Corp.
2.45%, 04/24/2019	353,000	355,130
3.05%, 03/09/2022	2,500,000	2,527,856
3.75%, 04/24/2024	824,000	850,672
3.20%, 02/05/2025	726,000	725,323
4.20%, 10/29/2025	1,240,000	1,273,766
3.75%, 07/28/2026	960,000	950,337
Capital One NA/Mclean VA
1.65%, 02/05/2018	13,000,000	12,998,167
1.99% (3 Month LIBOR USD + 0.680%), 02/05/2018 (1)	3,000,000	3,003,421
2.40%, 09/05/2019	500,000	502,190
2.95%, 07/23/2021	4,120,000	4,174,132
2.25%, 09/13/2021	7,005,000	6,907,682
Carlyle Investment Management LLC
3.30%, 07/15/2019 (11)	178,168	160,352
CDP Financial, Inc.
4.40%, 11/25/2019 (2)	310,000	326,331
Charles Schwab Co./The
3.23%, 09/01/2022	165,000	169,138
3.20%, 03/02/2027	1,700,000	1,709,453
Chubb Co./The
5.75%, 05/15/2018	117,000	119,890
Citibank NA
2.10%, 06/12/2020	5,271,000	5,279,082
Citigroup, Inc.
1.70%, 04/27/2018	1,500,000	1,499,847
1.75%, 05/01/2018	800,000	800,230
2.15%, 07/30/2018	658,000	659,871
2.05%, 12/07/2018	3,600,000	3,604,360
2.40%, 02/18/2020	2,500,000	2,516,805
2.35%, 08/02/2021	269,000	267,533
2.75%, 04/25/2022	17,920,000	17,962,535
2.88% (3 Month LIBOR USD + 0.950%), 07/24/2023 (1)	19,955,000	19,974,370
3.75%, 06/16/2024	4,000,000	4,169,062
4.40%, 06/10/2025	15,772,000	16,636,791
5.50%, 09/13/2025	494,000	554,254
3.70%, 01/12/2026	10,750,000	11,017,441
3.40%, 05/01/2026	1,000,000	1,001,763
3.20%, 10/21/2026	905,000	891,629
4.30%, 11/20/2026	1,570,000	1,634,616
4.45%, 09/29/2027	5,000,000	5,287,525
3.89% (3 Month LIBOR USD + 1.560%), 01/10/2028 (1)	4,100,000	4,207,272
6.63%, 01/15/2028	387,000	478,471
3.67% (3 Month LIBOR USD + 1.390%), 07/24/2028 (1)	7,070,000	7,122,503
4.13%, 07/25/2028	2,745,000	2,828,224
8.13%, 07/15/2039	164,000	259,281
5.88%, 01/30/2042	212,000	270,032
4.65%, 07/30/2045	849,000	939,338
4.75%, 05/18/2046	1,200,000	1,303,801
Citizens Bank NA/Providence RI
2.45%, 12/04/2019	8,000,000	8,060,283
Citizens Financial Group, Inc.
2.38%, 07/28/2021	188,000	186,764
4.30%, 12/03/2025	343,000	358,919
CME Group, Inc.
3.00%, 09/15/2022	1,135,000	1,165,630
3.00%, 03/15/2025	838,000	851,081
5.30%, 09/15/2043	115,000	144,679
CNA Financial Co.
7.25%, 11/15/2023	7,470,000	9,018,922
3.95%, 05/15/2024	303,000	315,722
4.50%, 03/01/2026	221,000	236,044
3.45%, 08/15/2027	820,000	813,193
Comerica Bank
2.50%, 06/02/2020	8,000,000	8,042,217
Comerica, Inc.
3.80%, 07/22/2026	984,000	996,268
Commonwealth Bank of Australia
2.00%, 09/06/2021 (2)	450,000	442,190
2.50%, 09/18/2022 (2)	800,000	798,670
4.50%, 12/09/2025 (2)	778,000	813,683
Commonwealth Bank of Australia/New York NY
2.05%, 03/15/2019	2,750,000	2,758,116
Compass Bank
2.75%, 09/29/2019	5,000,000	5,031,440
3.88%, 04/10/2025	5,840,000	5,825,732
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.88%, 02/08/2022	5,323,000	5,641,508
4.38%, 08/04/2025	316,000	331,713
5.80%, 09/30/2110 (2)	361,000	459,851
Cooperatieve Rabobank UA
4.63%, 12/01/2023	3,900,000	4,189,362
Credit Agricole SA
3.25%, 10/04/2024 (2)	5,655,000	5,660,017
4.38%, 03/17/2025 (2)	305,000	317,069
Credit Agricole SA/London
4.13%, 01/10/2027 (2)	1,099,000	1,148,199
Credit Suisse AG/New York NY
1.70%, 04/27/2018	375,000	375,292
Credit Suisse Group AG
3.57%, 01/09/2023 (2)	2,603,000	2,664,908
4.28%, 01/09/2028 (2)	2,480,000	2,582,630
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/2020	541,000	546,543
3.80%, 09/15/2022	613,000	636,119
3.80%, 06/09/2023	8,500,000	8,795,772
3.75%, 03/26/2025	1,900,000	1,934,709
4.55%, 04/17/2026	2,193,000	2,352,465
4.88%, 05/15/2045	250,000	279,230
Credit Suisse/New York NY
2.30%, 05/28/2019	413,000	415,752
5.30%, 08/13/2019	169,000	179,003
3.00%, 10/29/2021	1,265,000	1,298,440
3.63%, 09/09/2024	560,000	581,331
Crown Castle International Corp.
4.88%, 04/15/2022	1,112,000	1,210,156
5.25%, 01/15/2023	400,000	442,663
3.20%, 09/01/2024	4,399,000	4,376,289
4.00%, 03/01/2027	261,000	266,780
Dai-ichi Life Insurance Co. Ltd./The
4.00% (3 Month LIBOR USD + 3.660%), 12/29/2049 (1) (2)	1,179,000	1,167,210
Daiwa Securities Group, Inc.
3.13%, 04/19/2022 (2)	854,000	863,473
Danske Bank A/S
2.00%, 09/08/2021 (2)	558,000	549,378
2.70%, 03/02/2022 (2)	542,000	544,816
DDR Corp.
3.90%, 08/15/2024	333,000	334,575
4.70%, 06/01/2027	368,000	378,974
Deutsche Bank AG
3.13%, 01/13/2021	2,000,000	2,020,668
4.25%, 10/14/2021	4,165,000	4,363,902
4.50%, 04/01/2025	300,000	300,895
4.10%, 01/13/2026	850,000	874,081
Deutsche Bank AG/London
1.88%, 02/13/2018	2,429,000	2,429,466
2.50%, 02/13/2019	6,000,000	6,034,777
3.70%, 05/30/2024	2,063,000	2,092,104
Development Bank of Japan, Inc.
2.13%, 09/01/2022 (2)	1,200,000	1,187,927
Dexia Credit Local SA
1.88%, 09/15/2021 (2)	2,750,000	2,696,650
Digital Realty Trust LP
2.75%, 02/01/2023	8,081,000	8,042,628
3.70%, 08/15/2027	462,000	466,522
Discover Bank
4.20%, 08/08/2023	7,156,000	7,590,750
4.25%, 03/13/2026	1,151,000	1,190,390
Discover Financial Services
3.10%, 06/04/2020	8,000,000	8,185,491
3.75%, 03/04/2025	2,920,000	2,930,484
4.10%, 02/09/2027	740,000	751,605
Duke Realty LP
3.63%, 04/15/2023	7,744,000	7,980,420
3.25%, 06/30/2026	203,000	200,666
E*TRADE Financial Corp.
3.80%, 08/24/2027	266,000	269,063
EPR Properties
4.50%, 06/01/2027	807,000	816,748
Equity Commonwealth
5.88%, 09/15/2020	1,393,000	1,485,852
ERP Operating LP
2.38%, 07/01/2019	646,000	651,172
4.63%, 12/15/2021	260,000	281,306
3.00%, 04/15/2023	200,000	203,754
2.85%, 11/01/2026	542,000	527,036
Fifth Third Bancorp
2.88%, 07/27/2020	3,007,000	3,063,548
2.60%, 06/15/2022	15,397,000	15,382,502
Fifth Third Bank/Cincinnati OH
2.38%, 04/25/2019	1,100,000	1,109,005
First Tennessee Bank NA
2.95%, 12/01/2019	5,000,000	5,051,128
FMR LLC
4.95%, 02/01/2033 (2)	250,000	278,896
6.45%, 11/15/2039 (2)	258,000	344,204
GE Capital International Funding Unlimited Co.
2.34%, 11/15/2020	5,186,000	5,235,182
4.42%, 11/15/2035	7,495,000	8,169,627
General Electric Capital Co.
2.20%, 01/09/2020	161,000	162,610
Goldman Sachs Capital I
6.35%, 02/15/2034	127,000	158,298
Goldman Sachs Group, Inc./The
5.95%, 01/18/2018	1,289,000	1,305,341
6.15%, 04/01/2018	1,466,000	1,498,020
7.50%, 02/15/2019	3,617,000	3,884,371
2.55%, 10/23/2019	1,000,000	1,011,305
5.38%, 03/15/2020	2,985,000	3,205,552
2.60%, 04/23/2020	1,328,000	1,339,754
6.00%, 06/15/2020	1,514,000	1,661,818
2.35%, 11/15/2021	2,863,000	2,840,751
5.75%, 01/24/2022	17,947,000	20,140,148
3.63%, 01/22/2023	4,815,000	4,987,252
2.91% (3 Month LIBOR USD + 0.990%), 07/24/2023 (1)	7,953,000	7,956,324
3.50%, 01/23/2025	6,509,000	6,601,505
3.27% (3 Month LIBOR USD + 1.200%), 03/29/2025 (1)	5,590,000	5,592,934
3.75%, 05/22/2025	1,305,000	1,341,256
3.75%, 02/25/2026	9,005,000	9,215,215
3.50%, 11/16/2026	700,000	701,838
3.85%, 01/26/2027	2,975,000	3,038,822
3.69% (3 Month LIBOR USD + 1.510%), 06/05/2028 (1)	3,488,000	3,517,096
6.75%, 10/01/2037	4,938,000	6,511,763
5.15%, 05/22/2045	4,128,000	4,722,953
4.75%, 10/21/2045	2,188,000	2,440,727
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.
3.40%, 09/30/2026 (2)	1,000,000	983,472
Goodman U.S. Finance Three LLC
3.70%, 03/15/2028 (2)	862,000	858,762
4.50%, 10/15/2037 (2)	791,000	800,484
Government Properties Income Trust
4.00%, 07/15/2022	1,255,000	1,265,343
Great-West Life & Annuity Insurance Capital LP II
3.85% (3 Month LIBOR USD + 2.540%), 05/16/2046 (1) (2)	301,000	294,980
Great-West Lifeco Finance Delaware LP
4.15%, 06/03/2047 (2)	1,100,000	1,129,401
Guardian Life Insurance Co. of America/The
7.38%, 09/30/2039 (2)	4,083,000	5,827,985
4.85%, 01/24/2077 (2)	244,000	260,603
Hartford Financial Services Group, Inc./The
6.00%, 01/15/2019	4,591,000	4,824,002
5.13%, 04/15/2022	5,500,000	6,095,777
8.13% (3 Month LIBOR USD + 4.600%), 06/15/2038 (1)	236,000	244,850
HCP, Inc.
4.20%, 03/01/2024	241,000	252,194
3.40%, 02/01/2025	662,000	659,474
Highmark, Inc.
4.75%, 05/15/2021 (2)	3,322,000	3,517,821
HSBC Bank Plc
1.50%, 05/15/2018 (2)	944,000	943,194
4.75%, 01/19/2021 (2)	1,382,000	1,486,561
HSBC Finance Co.
6.68%, 01/15/2021	2,249,000	2,543,431
7.35%, 11/27/2032	32,000	41,718
HSBC Holdings Plc
2.65%, 01/05/2022	2,618,000	2,623,149
4.00%, 03/30/2022	1,494,000	1,578,751
3.26% (3 Month LIBOR USD + 1.060%), 03/13/2023 (1)	8,361,000	8,531,497
3.60%, 05/25/2023	2,901,000	3,017,882
4.25%, 03/14/2024	1,795,000	1,876,003
4.25%, 08/18/2025	1,009,000	1,048,803
4.30%, 03/08/2026	1,000,000	1,074,058
4.38%, 11/23/2026	559,000	582,789
4.04% (3 Month LIBOR USD + 1.550%), 03/13/2028 (1)	6,124,000	6,392,633
6.10%, 01/14/2042	743,000	989,801
HSBC USA, Inc.
1.63%, 01/16/2018	769,000	769,286
5.00%, 09/27/2020	3,000,000	3,226,217
9.13%, 05/15/2021	75,000	90,639
Huntington Bancshares, Inc./OH
3.15%, 03/14/2021	225,000	230,640
2.30%, 01/14/2022	4,220,000	4,178,483
Huntington National Bank/The
2.00%, 06/30/2018	440,000	441,034
2.20%, 11/06/2018	3,328,000	3,338,371
2.88%, 08/20/2020	4,534,000	4,614,299
Industrial & Commercial Bank of China Ltd./New York
2.35%, 11/13/2017	676,000	676,342
2.45%, 10/20/2021	1,150,000	1,134,582
ING Bank NV
2.00%, 11/26/2018 (2)	355,000	355,170
1.65%, 08/15/2019 (2)	800,000	793,354
2.50%, 10/01/2019 (2)	1,150,000	1,160,047
2.45%, 03/16/2020 (2)	2,000,000	2,013,018
5.80%, 09/25/2023 (2)	5,583,000	6,372,150
ING Groep NV
3.15%, 03/29/2022	4,000,000	4,074,963
Intercontinental Exchange, Inc.
2.50%, 10/15/2018	243,000	244,868
4.00%, 10/15/2023	578,000	619,965
International Lease Finance Corp.
8.63%, 01/15/2022	1,200,000	1,470,286
5.88%, 08/15/2022	438,000	490,299
Intesa Sanpaolo SpA
3.88%, 07/14/2027 (2)	937,000	940,375
Invesco Finance Plc
4.00%, 01/30/2024	2,889,000	3,065,274
3.75%, 01/15/2026	4,249,000	4,424,061
Jackson National Life Global Funding
4.70%, 06/01/2018 (2)	310,000	315,984
1.88%, 10/15/2018 (2)	225,000	225,494
2.50%, 06/27/2022 (2)	800,000	799,804
3.25%, 01/30/2024 (2)	460,000	466,496
3.05%, 04/29/2026 (2)	473,000	464,839
Jefferies Group LLC
5.13%, 04/13/2018	1,534,000	1,560,912
6.88%, 04/15/2021	1,385,000	1,564,811
5.13%, 01/20/2023	2,600,000	2,839,034
4.85%, 01/15/2027	116,000	121,709
6.45%, 06/08/2027	578,000	668,990
6.25%, 01/15/2036	155,000	171,938
John Hancock Life Insurance Co.
7.38%, 02/15/2024 (2)	731,000	872,429
JPMorgan Chase & Co.
2.25%, 01/23/2020	2,000,000	2,010,304
4.25%, 10/15/2020	64,000	67,830
2.30%, 08/15/2021	3,600,000	3,596,380
4.35%, 08/15/2021	10,000,000	10,708,974
3.38%, 05/01/2023	3,800,000	3,877,904
3.13%, 01/23/2025	4,000,000	4,029,985
3.30%, 04/01/2026	1,870,000	1,874,815
3.20%, 06/15/2026	11,090,000	11,004,128
2.95%, 10/01/2026	5,000,000	4,891,460
3.63%, 12/01/2027	1,758,000	1,761,327
3.88% (3 Month LIBOR USD + 1.360%), 07/24/2038 (1)	4,581,000	4,608,768
5.60%, 07/15/2041	494,000	614,710
4.95%, 06/01/2045	6,575,000	7,476,810
4.26% (3 Month LIBOR USD + 1.580%), 02/22/2048 (1)	3,014,000	3,160,805
KeyBank NA/Cleveland OH
3.18%, 05/22/2022	567,000	577,393
KeyCorp.
2.90%, 09/15/2020	280,000	286,026
5.10%, 03/24/2021	211,000	229,910
Kimco Realty Corp.
3.80%, 04/01/2027	1,100,000	1,110,510
LeasePlan Co. NV
2.50%, 05/16/2018 (2)	9,206,000	9,217,377
2.88%, 01/22/2019 (2)	725,000	726,618
Legg Mason, Inc.
3.95%, 07/15/2024	820,000	839,948
Liberty Mutual Group, Inc.
5.00%, 06/01/2021 (2)	1,700,000	1,841,095
4.95%, 05/01/2022 (2)	351,000	383,180
4.25%, 06/15/2023 (2)	322,000	343,812
6.50%, 03/15/2035 (2)	4,500,000	5,587,642
6.50%, 05/01/2042 (2)	2,000,000	2,606,063
10.75% (3 Month LIBOR USD + 7.120%), 06/15/2058 (1) (2)	269,000	441,160
Liberty Mutual Insurance Co.
8.50%, 05/15/2025 (2)	700,000	908,621
7.70%, 10/15/2097 (2)	100,000	141,225
Liberty Property LP
3.25%, 10/01/2026	303,000	295,991
Lincoln National Co.
8.75%, 07/01/2019	1,534,000	1,705,130
4.20%, 03/15/2022	873,000	922,805
7.00%, 06/15/2040	1,715,000	2,290,763
3.35% (3 Month LIBOR USD + 2.040%), 04/20/2067 (1)	121,000	109,283
Lloyds Bank Plc
1.75%, 05/14/2018	3,200,000	3,202,420
5.80%, 01/13/2020 (2)	172,000	185,672
Lloyds Banking Group Plc
3.00%, 01/11/2022	950,000	957,607
4.58%, 12/10/2025	550,000	578,501
3.75%, 01/11/2027	3,337,000	3,393,774
Mack-Cali Realty LP
2.50%, 12/15/2017	5,050,000	5,052,617
Macquarie Bank Ltd.
1.60%, 10/27/2017 (2)	2,829,000	2,829,382
2.60%, 06/24/2019 (2)	1,093,000	1,101,634
2.40%, 01/21/2020 (2)	1,600,000	1,603,563
2.85%, 07/29/2020 (2)	400,000	405,286
4.00%, 07/29/2025 (2)	500,000	524,607
Macquarie Group Ltd.
3.00%, 12/03/2018 (2)	6,000,000	6,071,940
6.00%, 01/14/2020 (2)	475,000	513,039
6.25%, 01/14/2021 (2)	1,111,000	1,240,385
Manufacturers & Traders Trust Co.
6.63%, 12/04/2017	464,000	467,981
Manulife Financial Corp.
4.90%, 09/17/2020	225,000	241,335
4.06% (5 Year Swap Rate USD + 1.650%), 02/24/2032 (1)	1,910,000	1,932,784
Markel Co.
7.13%, 09/30/2019	3,780,000	4,125,946
5.00%, 04/05/2046	1,265,000	1,366,160
Marsh & McLennan Cos, Inc.
2.35%, 03/06/2020	3,769,000	3,792,519
4.80%, 07/15/2021	5,000,000	5,413,882
2.75%, 01/30/2022	24,000	24,226
3.50%, 03/10/2025	580,000	599,550
Massachusetts Mutual Life Insurance Co.
7.63%, 11/15/2023 (2)	550,000	668,280
8.88%, 06/01/2039 (2)	1,760,000	2,853,229
5.38%, 12/01/2041 (2)	203,000	239,047
4.90%, 04/01/2077 (2)	5,000,000	5,412,291
MassMutual Global Funding II
2.50%, 10/17/2022 (2)	386,000	386,428
2.75%, 06/22/2024 (2)	700,000	697,857
MBIA Insurance Co.
12.56% (3 Month LIBOR USD + 11.260%), 01/15/2033 (2)(12)	86,000	41,280
MetLife, Inc.
7.72%, 02/15/2019	202,000	217,980
4.37%, 09/15/2023	2,535,000	2,759,579
6.50%, 12/15/2032	56,000	72,729
4.88%, 11/13/2043	3,000,000	3,401,069
Metropolitan Life Global Funding I
1.50%, 01/10/2018 (2)	1,392,000	1,392,032
2.30%, 04/10/2019 (2)	1,598,000	1,608,988
3.88%, 04/11/2022 (2)	1,480,000	1,571,524
3.00%, 01/10/2023 (2)	407,000	414,582
3.00%, 09/19/2027 (2)	1,180,000	1,166,219
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/2021	330,000	335,411
3.00%, 02/22/2022	206,000	208,777
2.67%, 07/25/2022	800,000	798,745
2.53%, 09/13/2023	481,000	473,212
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.65%, 09/19/2022 (2)	764,000	757,529
Mitsui Fudosan Co. Ltd.
3.65%, 07/20/2027 (2)	1,321,000	1,358,226
Mizuho Bank Ltd.
1.85%, 03/21/2018 (2)	376,000	376,353
1.80%, 03/26/2018 (2)	605,000	605,594
2.65%, 09/25/2019 (2)	3,000,000	3,027,814
2.40%, 03/26/2020 (2)	5,000,000	5,015,654
3.60%, 09/25/2024 (2)	1,250,000	1,296,631
Mizuho Financial Group, Inc.
2.95%, 02/28/2022	2,000,000	2,017,745
2.60%, 09/11/2022	3,500,000	3,470,372
Morgan Stanley
6.63%, 04/01/2018	1,104,000	1,130,973
7.30%, 05/13/2019	2,257,000	2,442,935
2.38%, 07/23/2019	450,000	452,816
5.63%, 09/23/2019	2,302,000	2,458,358
2.65%, 01/27/2020	750,000	758,481
5.50%, 07/24/2020	360,000	391,001
5.75%, 01/25/2021	12,049,000	13,301,356
2.50%, 04/21/2021	2,000,000	2,006,019
5.50%, 07/28/2021	2,692,000	2,985,357
2.63%, 11/17/2021	6,680,000	6,699,924
2.75%, 05/19/2022	5,910,000	5,932,269
3.75%, 02/25/2023	1,882,000	1,964,534
4.10%, 05/22/2023	3,460,000	3,616,649
3.88%, 04/29/2024	2,050,000	2,151,661
3.70%, 10/23/2024	1,167,000	1,208,580
4.00%, 07/23/2025	4,481,000	4,722,459
5.00%, 11/24/2025	4,959,000	5,432,974
3.13%, 07/27/2026	6,069,000	5,950,439
4.35%, 09/08/2026	930,000	973,238
3.63%, 01/20/2027	7,500,000	7,604,346
3.95%, 04/23/2027	14,190,000	14,451,536
3.59% (3 Month LIBOR USD + 1.340%), 07/22/2028 (1)	2,667,000	2,670,579
3.97% (3 Month LIBOR USD + 1.460%), 07/22/2038 (1)	5,384,000	5,441,557
6.38%, 07/24/2042	2,000,000	2,712,964
4.30%, 01/27/2045	459,000	483,161
MUFG Americas Holdings Co.
2.25%, 02/10/2020	360,000	360,612
National Australia Bank Ltd./New York
3.38%, 01/14/2026	1,168,000	1,187,609
National Retail Properties, Inc.
3.60%, 12/15/2026	700,000	692,795
3.50%, 10/15/2027	400,000	391,335
National Rural Utilities Cooperative Finance Co.
10.38%, 11/01/2018	222,000	242,128
2.95%, 02/07/2024	341,000	344,076
3.05%, 04/25/2027	462,000	461,891
8.00%, 03/01/2032	791,000	1,161,182
Nationwide Building Society
2.45%, 07/27/2021 (2)	253,000	253,029
4.00%, 09/14/2026 (2)	8,201,000	8,156,774
Nationwide Financial Services, Inc.
5.38%, 03/25/2021 (2)	2,000,000	2,172,189
Nationwide Mutual Insurance Co.
8.25%, 12/01/2031 (2)	300,000	428,567
9.38%, 08/15/2039 (2)	6,433,000	10,667,888
New York Life Global Funding
2.10%, 01/02/2019 (2)	8,150,000	8,192,854
2.15%, 06/18/2019 (2)	1,912,000	1,918,922
1.95%, 09/28/2020 (2)	9,182,000	9,037,613
Nomura Holdings, Inc.
6.70%, 03/04/2020	5,300,000	5,826,449
Nordea Bank AB
1.63%, 05/15/2018 (2)	258,000	258,058
1.88%, 09/17/2018 (2)	4,835,000	4,843,950
1.63%, 09/30/2019 (2)	550,000	546,552
2.50%, 09/17/2020 (2)	450,000	454,066
4.25%, 09/21/2022 (2)	7,865,000	8,314,236
Northern Trust Corp.
3.38% (3 Month LIBOR USD + 1.130%), 05/08/2032 (1)	411,000	410,971
Ontario Teachers' Cadillac Fairview Properties Trust
3.13%, 03/20/2022 (2)	1,003,000	1,022,366
3.88%, 03/20/2027 (2)	1,044,000	1,073,795
ORIX Corp.
2.90%, 07/18/2022	604,000	606,111
Pacific Life Insurance Co.
9.25%, 06/15/2039 (2)	876,000	1,438,133
People's United Bank NA
4.00%, 07/15/2024	5,220,000	5,339,479
PNC Bank NA
2.95%, 01/30/2023	6,500,000	6,575,854
4.20%, 11/01/2025	322,000	345,246
PNC Financial Services Group, Inc./The
6.70%, 06/10/2019	212,000	228,686
5.13%, 02/08/2020	588,000	629,335
4.38%, 08/11/2020	679,000	722,112
2.85%, 11/09/2022 (8)	575,000	581,176
3.90%, 04/29/2024	2,090,000	2,199,097
Pricoa Global Funding I
1.90%, 09/21/2018 (2)	1,515,000	1,517,953
Principal Financial Group, Inc.
3.13%, 05/15/2023	380,000	386,294
3.40%, 05/15/2025	7,000,000	7,146,652
Principal Life Global Funding II
3.00%, 04/18/2026 (2)	2,000,000	1,984,414
Private Export Funding Co.
1.88%, 07/15/2018	975,000	978,870
4.38%, 03/15/2019	970,000	1,008,576
2.80%, 05/15/2022	1,200,000	1,242,267
3.55%, 01/15/2024	2,489,000	2,666,239
3.25%, 06/15/2025	2,730,000	2,867,649
Progressive Corp./The
2.45%, 01/15/2027	880,000	836,463
4.13%, 04/15/2047	8,050,000	8,468,945
Prologis LP
3.75%, 11/01/2025	177,000	185,161
Protective Life Co.
7.38%, 10/15/2019	854,000	937,227
Protective Life Global Funding
2.70%, 11/25/2020 (2)	5,000,000	5,043,203
2.00%, 09/14/2021 (2)	1,100,000	1,071,688
Prudential Financial, Inc.
2.35%, 08/15/2019	650,000	654,524
5.40%, 06/13/2035	1,000,000	1,168,200
6.63%, 06/21/2040	5,995,000	8,052,686
Prudential Insurance Co. of America/The
8.30%, 07/01/2025 (2)	1,691,000	2,217,002
Realty Income Corp.
3.00%, 01/15/2027	427,000	406,507
Regions Bank/Birmingham AL
7.50%, 05/15/2018	2,787,000	2,883,316
2.25%, 09/14/2018	1,400,000	1,405,885
Regions Financial Co.
3.20%, 02/08/2021	5,643,000	5,765,508
2.75%, 08/14/2022	1,500,000	1,496,962
Reliance Standard Life Global Funding II
2.15%, 10/15/2018 (2)	4,000,000	4,015,910
2.50%, 04/24/2019 (2)	2,700,000	2,716,664
2.50%, 01/15/2020 (2)	400,000	401,780
2.38%, 05/04/2020 (2)	6,000,000	5,980,675
3.05%, 01/20/2021 (2)	528,000	536,085
Royal Bank of Canada
2.20%, 07/27/2018	78,000	78,359
2.00%, 10/01/2018	779,000	781,381
1.88%, 02/05/2020	1,100,000	1,097,286
2.13%, 03/02/2020	6,509,000	6,536,371
4.65%, 01/27/2026	531,000	568,325
Santander Bank NA
8.75%, 05/30/2018	4,878,000	5,093,762
Santander Holdings USA, Inc.
2.70%, 05/24/2019	2,000,000	2,015,584
Santander Issuances SAU
5.18%, 11/19/2025	1,500,000	1,614,058
Santander UK Group Holdings Plc
3.13%, 01/08/2021	308,000	313,427
4.75%, 09/15/2025 (2)	1,810,000	1,890,726
Santander UK Plc
2.38%, 03/16/2020	7,325,000	7,379,197
5.00%, 11/07/2023 (2)	4,150,000	4,486,279
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025 (2)	1,390,000	1,397,789
Simon Property Group LP
4.38%, 03/01/2021	6,932,000	7,369,018
4.13%, 12/01/2021	442,000	470,195
3.75%, 02/01/2024	910,000	951,127
Skandinaviska Enskilda Banken AB
1.75%, 03/19/2018 (2)	299,000	299,145
2.38%, 11/20/2018 (2)	5,200,000	5,232,698
2.38%, 03/25/2019 (2)	1,225,000	1,233,966
2.45%, 05/27/2020 (2)	3,000,000	3,025,980
Societe Generale SA
2.42% (3 Month LIBOR USD + 1.080%), 10/01/2018 (1)	1,000,000	1,008,391
3.25%, 01/12/2022 (2)	7,000,000	7,119,737
4.25%, 04/14/2025 (2)	800,000	819,616
SouthTrust Bank
7.69%, 05/15/2025	253,000	316,607
SpareBank 1 Boligkreditt AS
1.75%, 11/15/2019 (2)	537,000	533,425
Springleaf Finance Corp.
6.90%, 12/15/2017	100,000	100,750
Stadshypotek AB
1.88%, 10/02/2019 (2)	683,000	680,587
Standard Chartered Plc
1.70%, 04/17/2018 (2)	750,000	749,100
2.10%, 08/19/2019 (2)	2,500,000	2,496,718
2.40%, 09/08/2019 (2)	7,650,000	7,677,158
3.05%, 01/15/2021 (2)	800,000	812,222
5.20%, 01/26/2024 (2)	609,000	655,271
State Street Co.
3.10%, 05/15/2023	321,000	326,488
3.70%, 11/20/2023	1,385,000	1,477,855
3.55%, 08/18/2025	247,000	258,642
Stifel Financial Co.
3.50%, 12/01/2020	5,000,000	5,116,866
Sumitomo Life Insurance Co.
4.00% (3 Month LIBOR USD + 2.990%), 09/14/2077 (1) (2)	1,000,000	981,815
Sumitomo Mitsui Banking Co.
2.45%, 01/10/2019	5,000,000	5,034,522
2.45%, 01/16/2020	2,725,000	2,746,330
3.95%, 07/19/2023	250,000	264,615
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/2021	568,000	558,415
2.44%, 10/19/2021	531,000	528,213
2.85%, 01/11/2022	1,100,000	1,109,962
2.78%, 07/12/2022	1,500,000	1,503,714
2.63%, 07/14/2026	644,000	612,464
3.01%, 10/19/2026	297,000	290,020
Sumitomo Mitsui Trust Bank Ltd.
2.05%, 10/18/2019 (2)	1,550,000	1,547,376
SunTrust Bank/Atlanta GA
7.25%, 03/15/2018	1,608,000	1,647,286
SunTrust Banks, Inc.
2.50%, 05/01/2019	8,810,000	8,884,358
2.90%, 03/03/2021	324,000	329,501
2.70%, 01/27/2022	9,210,000	9,281,050
Svenska Handelsbanken AB
2.50%, 01/25/2019	2,000,000	2,017,889
2.40%, 10/01/2020	2,000,000	2,018,438
Swedbank AB
2.38%, 02/27/2019 (2)	6,000,000	6,036,930
Synchrony Financial
2.60%, 01/15/2019	1,350,000	1,358,547
3.00%, 08/15/2019	4,775,000	4,852,526
3.75%, 08/15/2021	6,000,000	6,187,687
4.25%, 08/15/2024	2,000,000	2,079,225
4.50%, 07/23/2025	2,000,000	2,085,354
3.70%, 08/04/2026	1,865,000	1,825,830
TD Ameritrade Holding Co.
5.60%, 12/01/2019	355,000	382,183
2.95%, 04/01/2022	725,000	739,710
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (2)	218,000	300,560
4.90%, 09/15/2044 (2)	200,000	225,748
4.27%, 05/15/2047 (2)	3,360,000	3,470,431
The Goldman Sachs Group, Inc.
2.91% (3 Month LIBOR USD + 1.050%), 06/05/2023 (1)	3,076,000	3,072,646
The Travelers Company, Inc.
4.00%, 05/30/2047	563,000	582,872
TIAA Asset Management Finance Co. LLC
2.95%, 11/01/2019 (2)	3,700,000	3,761,084
Toronto-Dominion Bank/The
1.75%, 07/23/2018	556,000	556,397
2.25%, 11/05/2019	432,000	435,258
2.50%, 12/14/2020	500,000	505,817
3.63% (5 Year Swap Rate USD + 2.210%), 09/15/2031 (1)	667,000	663,771
Travelers Cos, Inc./The
5.80%, 05/15/2018	110,000	112,883
Trinity Acquisition Plc
4.40%, 03/15/2026	2,300,000	2,437,623
UBS AG/Stamford CT
5.75%, 04/25/2018	322,000	329,605
2.17% (3 Month LIBOR USD + 0.850%), 06/01/2020 (1)	8,200,000	8,297,915
UBS Group Funding Jersey Ltd.
2.95%, 09/24/2020 (2)	1,250,000	1,269,365
4.13%, 09/24/2025 (2)	200,000	210,305
4.13%, 04/15/2026 (2)	602,000	631,563
UBS Group Funding Switzerland AG
3.49%, 05/23/2023 (2)	360,000	368,481
2.86% (3 Month LIBOR USD + 0.950%), 08/15/2023 (1) (2)	742,000	739,358
4.25%, 03/23/2028 (2)	7,715,000	8,089,698
UDR, Inc.
2.95%, 09/01/2026	276,000	264,848
Ventas Realty LP
3.10%, 01/15/2023	13,500,000	13,559,933
3.75%, 05/01/2024	382,000	391,540
3.50%, 02/01/2025	251,000	251,896
4.13%, 01/15/2026	449,000	467,455
3.85%, 04/01/2027	677,000	688,723
VEREIT Operating Partnership LP
4.60%, 02/06/2024	1,550,000	1,626,949
Voya Financial, Inc.
5.50%, 07/15/2022	8,000,000	8,909,348
3.13%, 07/15/2024	1,600,000	1,578,398
3.65%, 06/15/2026	200,000	200,397
Wachovia Corp.
5.75%, 02/01/2018	1,865,000	1,890,761
WEA Finance LLC / Westfield UK & Europe Finance Plc
3.25%, 10/05/2020 (2)	6,000,000	6,125,708
Wells Fargo & Co.
6.00%, 11/15/2017	1,568,000	1,576,311
5.63%, 12/11/2017	948,000	955,328
2.15%, 01/30/2020	1,583,000	1,587,046
4.60%, 04/01/2021	1,377,000	1,478,644
3.50%, 03/08/2022	1,929,000	2,002,971
2.63%, 07/22/2022	5,459,000	5,467,966
3.07%, 01/24/2023	1,278,000	1,299,542
3.30%, 09/09/2024	1,900,000	1,930,325
3.00%, 02/19/2025	4,075,000	4,044,847
3.55%, 09/29/2025	700,000	718,329
3.00%, 04/22/2026	5,000,000	4,909,249
4.10%, 06/03/2026	3,749,000	3,895,312
4.30%, 07/22/2027	729,000	770,847
5.61%, 01/15/2044	317,000	383,504
4.65%, 11/04/2044	675,000	721,799
4.90%, 11/17/2045	3,231,000	3,601,905
4.75%, 12/07/2046	2,153,000	2,362,287
Welltower, Inc.
3.75%, 03/15/2023	560,000	582,721
4.50%, 01/15/2024	461,000	494,832
4.00%, 06/01/2025	872,000	908,767
Westpac Banking Co.
1.60%, 01/12/2018	846,000	846,488
2.05% (3 Month LIBOR USD + 0.740%), 07/30/2018 (1)	3,060,000	3,075,921
4.88%, 11/19/2019	1,105,000	1,172,123
2.00%, 03/03/2020 (2)	1,349,000	1,347,381
3.35%, 03/08/2027	1,500,000	1,524,808
Willis North America, Inc.
7.00%, 09/29/2019	537,000	584,554
WR Berkley Co.
4.75%, 08/01/2044	3,445,000	3,564,346
XLIT Ltd.
2.30%, 12/15/2018	4,375,000	4,391,686
5.25%, 12/15/2043	2,700,000	2,979,040
		1,672,876,320
Industrials - 1.48%
3M Co.
3.63%, 10/15/2047	1,848,000	1,830,296
ABB Finance USA, Inc.
2.88%, 05/08/2022	241,000	245,665
4.38%, 05/08/2042	107,000	114,673
Acuity Brands Lighting, Inc.
6.00%, 12/15/2019	451,000	485,745
Airbus Group Finance BV
2.70%, 04/17/2023 (2)	376,000	379,613
Airbus SE
3.15%, 04/10/2027 (2)	736,000	747,873
3.95%, 04/10/2047 (2)	150,000	155,333
Allegion US Holding Co., Inc.
3.20%, 10/01/2024	2,000,000	1,989,540
Amphenol Corp.
3.20%, 04/01/2024	8,135,000	8,245,039
Arrow Electronics, Inc.
3.50%, 04/01/2022	965,000	983,545
3.25%, 09/08/2024	219,000	216,247
3.88%, 01/12/2028	221,000	220,429
BAE Systems Holdings, Inc.
6.38%, 06/01/2019 (2)	243,000	259,844
3.80%, 10/07/2024 (2)	770,000	802,996
3.85%, 12/15/2025 (2)	500,000	518,440
BAE Systems Plc
5.80%, 10/11/2041 (2)	550,000	669,248
Boeing Co./The
4.88%, 02/15/2020	52,000	55,711
7.95%, 08/15/2024	124,000	163,047
Burlington Northern Santa Fe LLC
5.75%, 03/15/2018	173,000	176,258
3.60%, 09/01/2020	146,000	151,950
3.45%, 09/15/2021	215,000	224,297
3.05%, 03/15/2022	440,000	454,647
3.00%, 03/15/2023	206,000	211,474
6.70%, 08/01/2028	62,000	80,783
7.29%, 06/01/2036	134,000	188,963
6.15%, 05/01/2037	320,000	414,503
5.75%, 05/01/2040	373,000	474,879
5.40%, 06/01/2041	542,000	669,961
4.40%, 03/15/2042	400,000	436,719
4.38%, 09/01/2042	462,000	504,603
5.15%, 09/01/2043	389,000	468,752
4.15%, 04/01/2045	1,825,000	1,935,127
Canadian Pacific Railway Co.
4.50%, 01/15/2022	1,200,000	1,284,449
2.90%, 02/01/2025	644,000	640,632
7.13%, 10/15/2031	155,000	211,415
6.13%, 09/15/2115	678,000	861,848
Caterpillar Financial Services Co.
7.15%, 02/15/2019	62,000	66,457
1.85%, 09/04/2020	8,019,000	7,993,812
2.75%, 08/20/2021	420,000	425,961
1.93%, 10/01/2021	445,000	439,246
2.85%, 06/01/2022	446,000	456,198
3.75%, 11/24/2023	2,825,000	3,004,343
3.25%, 12/01/2024	714,000	732,303
2.40%, 08/09/2026	700,000	670,979
Caterpillar, Inc.
2.60%, 06/26/2022	220,000	222,104
CRH America Finance, Inc.
3.40%, 05/09/2027 (2)	200,000	200,823
CRH America, Inc.
3.88%, 05/18/2025 (2)	354,000	369,770
5.13%, 05/18/2045 (2)	230,000	262,984
CSX Co.
4.25%, 06/01/2021	205,000	217,529
3.40%, 08/01/2024	300,000	307,580
6.15%, 05/01/2037	416,000	532,193
5.50%, 04/15/2041	402,000	478,041
4.75%, 05/30/2042	175,000	190,199
Deere & Co.
2.60%, 06/08/2022	619,000	625,792
3.90%, 06/09/2042	275,000	282,467
Eaton Co.
1.50%, 11/02/2017	163,000	162,988
5.60%, 05/15/2018	273,000	279,509
7.63%, 04/01/2024	206,000	245,715
4.00%, 11/02/2032	143,000	148,549
5.80%, 03/15/2037	500,000	583,735
Embraer Netherlands Finance BV
5.05%, 06/15/2025	1,800,000	1,910,250
Federal Express Co. 1998 Pass Through Trust
6.85%, 01/15/2019	632,570	654,955
6.72%, 01/15/2022 (11)	168,014	184,187
FedEx Corp.
3.90%, 02/01/2035	414,000	419,451
4.10%, 04/15/2043	86,000	85,747
General Electric Capital Co.
1.60%, 11/20/2017	328,000	328,168
6.00%, 08/07/2019	157,000	169,064
2.10%, 12/11/2019	152,000	153,189
5.50%, 01/08/2020	581,000	626,829
5.55%, 05/04/2020	191,000	208,676
4.38%, 09/16/2020	426,000	456,172
5.30%, 02/11/2021	184,000	202,716
3.15%, 09/07/2022	554,000	575,218
3.45%, 05/15/2024	830,000	869,353
5.88%, 01/14/2038	289,000	378,004
General Electric Co.
4.65%, 10/17/2021	514,000	562,723
2.70%, 10/09/2022	175,000	178,258
Harris Corp.
3.83%, 04/27/2025	1,820,000	1,887,068
4.85%, 04/27/2035	1,000,000	1,101,221
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/2019 (2)	148,000	159,536
Illinois Tool Works, Inc.
1.95%, 03/01/2019	167,000	167,617
4.88%, 09/15/2041	87,000	101,499
3.90%, 09/01/2042	1,267,000	1,296,946
Ingersoll-Rand Co.
6.39%, 11/15/2027	80,000	94,929
Ingersoll-Rand Global Holding Co. Ltd.
4.25%, 06/15/2023	329,000	354,349
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	360,000	363,148
JB Hunt Transport Services, Inc.
3.85%, 03/15/2024	650,000	670,177
John Deere Capital Co.
1.60%, 07/13/2018	315,000	315,190
1.70%, 01/15/2020	123,000	122,526
2.05%, 03/10/2020	300,000	301,254
2.45%, 09/11/2020	335,000	338,754
3.15%, 10/15/2021	257,000	265,500
2.80%, 01/27/2023	373,000	379,622
2.80%, 09/08/2027	700,000	687,889
Johnson Controls International Plc
4.25%, 03/01/2021	344,000	363,528
3.75%, 12/01/2021	475,000	495,076
3.63%, 07/02/2024 (8)	161,000	166,744
6.00%, 01/15/2036	107,000	132,058
5.25%, 12/01/2041	722,000	818,729
5.13%, 09/14/2045	205,000	233,653
4.95%, 07/02/2064 (8)	1,380,000	1,473,069
Keysight Technologies, Inc.
4.60%, 04/06/2027	8,000,000	8,412,148
Koninklijke Philips NV
3.75%, 03/15/2022	864,000	910,455
L3 Technologies, Inc.
3.85%, 12/15/2026	280,000	290,391
Lockheed Martin Co.
2.50%, 11/23/2020	16,905,000	17,154,122
3.10%, 01/15/2023	346,000	356,259
4.07%, 12/15/2042	462,000	469,365
4.09%, 09/15/2052 (2)	695,000	693,927
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,705,000	1,808,572
3.45%, 06/01/2027	811,000	804,956
6.25%, 05/01/2037	107,000	127,490
MeadWestvaco Co.
7.38%, 09/01/2019	3,300,000	3,612,402
9.75%, 06/15/2020	17,000	19,857
8.20%, 01/15/2030	537,000	752,052
Mexico City Airport Trust
5.50%, 07/31/2047 (2)	410,000	415,084
Norfolk Southern Co.
3.25%, 12/01/2021	570,000	588,688
2.90%, 02/15/2023	294,000	298,091
5.59%, 05/17/2025	6,000	6,883
7.80%, 05/15/2027	1,705,000	2,287,146
3.95%, 10/01/2042	332,000	330,929
4.80%, 08/15/2043	3,400,000	3,839,823
4.05%, 08/15/2052 (2)	1,631,000	1,596,399
6.00%, 03/15/2105	205,000	249,951
Northrop Grumman Corp.
3.20%, 02/01/2027	849,000	853,920
7.75%, 02/15/2031	206,000	290,305
3.85%, 04/15/2045	195,000	189,717
Pactiv LLC
7.95%, 12/15/2025	34,000	38,250
Parker-Hannifin Co.
5.50%, 05/15/2018	80,000	81,895
3.30%, 11/21/2024	149,000	153,011
4.45%, 11/21/2044	333,000	356,383
4.10%, 03/01/2047 (2)	583,000	596,690
Penske Truck Leasing Co. Lp / PTL Finance Corp.
2.88%, 07/17/2018 (2)	431,000	435,009
2.50%, 06/15/2019 (2)	184,000	185,520
3.38%, 02/01/2022 (2)	2,011,000	2,064,295
4.25%, 01/17/2023 (2)	220,000	234,371
Pentair Finance SA
2.90%, 09/15/2018	449,000	452,499
Precision Castparts Co.
3.25%, 06/15/2025	880,000	898,040
4.20%, 06/15/2035	75,000	78,682
4.38%, 06/15/2045	415,000	455,830
Raytheon Co.
3.15%, 12/15/2024	378,000	387,228
Republic Services, Inc.
5.25%, 11/15/2021	2,795,000	3,084,973
3.55%, 06/01/2022	496,000	516,937
2.90%, 07/01/2026	245,000	239,893
Rockwell Collins, Inc.
2.80%, 03/15/2022	8,800,000	8,891,732
3.20%, 03/15/2024	409,000	416,140
4.35%, 04/15/2047	259,000	268,111
Roper Technologies, Inc.
3.00%, 12/15/2020	208,000	212,171
3.80%, 12/15/2026	308,000	316,914
Ryder System, Inc.
2.50%, 03/01/2018	165,000	165,463
2.50%, 05/11/2020	1,020,000	1,029,932
2.88%, 09/01/2020	345,000	350,662
Siemens Financieringsmaatschappij NV
2.90%, 05/27/2022 (2)	553,000	565,220
3.13%, 03/16/2024 (2)	800,000	815,935
2.35%, 10/15/2026 (2)	700,000	661,892
4.40%, 05/27/2045 (2)	513,000	557,989
3.30%, 09/15/2046 (2)	400,000	368,461
4.20%, 03/16/2047 (2)	1,190,000	1,284,855
Textron, Inc.
3.65%, 03/01/2021	11,600,000	12,011,067
3.65%, 03/15/2027	5,571,000	5,622,631
Timken Co./The
3.88%, 09/01/2024	1,000,000	1,009,509
TTX Co.
2.25%, 02/01/2019 (2)	3,375,000	3,381,302
3.60%, 01/15/2025 (2)	2,000,000	2,048,569
3.90%, 02/01/2045 (2)	4,000,000	3,870,257
Tyco Electronics Group SA
6.55%, 10/01/2017	752,000	752,000
2.38%, 12/17/2018	7,025,000	7,064,334
Union Pacific Co.
4.16%, 07/15/2022	213,000	229,666
2.95%, 01/15/2023	149,000	152,320
2.75%, 04/15/2023	240,000	242,648
3.65%, 02/15/2024	142,000	149,725
3.25%, 01/15/2025	200,000	205,416
3.60%, 09/15/2037	9,277,000	9,397,157
4.30%, 06/15/2042	165,000	175,057
4.15%, 01/15/2045	300,000	316,749
3.80%, 10/01/2051	116,000	113,622
4.10%, 09/15/2067	200,000	201,761
Union Pacific Railroad Co. 2003 Pass Through Trust
4.70%, 01/02/2024	16,532	17,548
Union Pacific Railroad Co. 2015-1 Pass Through Trust
2.70%, 05/12/2027	651,930	626,253
United Parcel Service of America, Inc.
8.38%, 04/01/2020	243,000	280,229
2.45%, 10/01/2022	186,000	187,736
8.38%, 04/01/2030 (8)	83,000	119,866
United Technologies Co.
3.10%, 06/01/2022	524,000	537,191
3.13%, 05/04/2027	4,459,000	4,439,684
4.50%, 06/01/2042	693,000	745,482
4.15%, 05/15/2045	785,000	807,775
Vulcan Materials Co.
7.15%, 11/30/2037	2,054,000	2,704,160
4.50%, 06/15/2047	4,166,000	4,223,736
Wabtec Co./DE
4.38%, 08/15/2023	322,000	335,815
Wabtec Corp.
3.45%, 11/15/2026	5,000,000	4,914,729
Waste Management, Inc.
3.13%, 03/01/2025	424,000	429,167
WestRock Co.
3.00%, 09/15/2024 (2)	1,200,000	1,197,818
Xylem, Inc./NY
3.25%, 11/01/2026	1,192,000	1,189,843
4.38%, 11/01/2046	224,000	233,754
		209,085,354
Real Estate - 0.07%
American Tower Corp.
3.50%, 01/31/2023	341,000	352,630
3.38%, 10/15/2026	506,000	499,960
HCP, Inc.
3.88%, 08/15/2024	1,981,000	2,040,364
Realty Income Corp.
2.00%, 01/31/2018	4,700,000	4,704,059
3.25%, 10/15/2022	1,490,000	1,524,796
Weyerhaeuser Co.
7.38%, 03/15/2032	500,000	693,258
		9,815,067
Technology - 1.32%
Analog Devices, Inc.
3.13%, 12/05/2023	476,000	482,677
4.50%, 12/05/2036	1,020,000	1,062,245
Apple, Inc.
1.56% (3 Month LIBOR USD + 0.250%), 05/03/2018 (1)	790,000	791,110
2.15%, 02/09/2022	1,200,000	1,197,668
2.40%, 05/03/2023	2,081,000	2,076,323
3.00%, 02/09/2024	6,709,000	6,872,417
3.45%, 05/06/2024	795,000	833,354
2.85%, 05/11/2024	584,000	590,857
3.20%, 05/13/2025	1,010,000	1,036,713
2.45%, 08/04/2026	1,111,000	1,070,654
3.35%, 02/09/2027	363,000	373,576
3.20%, 05/11/2027	743,000	756,132
3.00%, 06/20/2027	1,462,000	1,463,037
2.90%, 09/12/2027	3,300,000	3,271,006
4.50%, 02/23/2036	723,000	813,153
3.45%, 02/09/2045	500,000	475,516
4.65%, 02/23/2046	2,817,000	3,197,950
3.85%, 08/04/2046	5,299,000	5,375,650
3.75%, 09/12/2047	3,629,000	3,605,975
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.00%, 01/15/2022 (2)	3,000,000	3,051,959
3.63%, 01/15/2024 (2)	1,988,000	2,041,667
3.88%, 01/15/2027 (2)	1,850,000	1,904,576
Dell International LLC / EMC Corp.
3.48%, 06/01/2019 (2)	7,485,000	7,628,188
Dell, Inc.
7.10%, 04/15/2028	196,000	217,560
Diamond 1 Finance Co. / Diamond 2 Finance Co.
6.02%, 06/15/2026 (2)	2,361,000	2,621,066
8.10%, 07/15/2036 (2)	983,000	1,229,753
DXC Technology Co.
2.88%, 03/27/2020	5,285,000	5,354,603
4.25%, 04/15/2024	9,435,000	9,945,906
Fidelity National Information Services, Inc.
3.63%, 10/15/2020	2,231,000	2,322,737
3.50%, 04/15/2023	1,281,000	1,319,952
3.88%, 06/05/2024	582,000	608,488
3.00%, 08/15/2026	1,300,000	1,261,315
Fiserv, Inc.
4.63%, 10/01/2020	215,000	229,112
4.75%, 06/15/2021	5,231,000	5,639,238
3.85%, 06/01/2025	5,000,000	5,219,820
Hewlett Packard Co.
4.38%, 09/15/2021	293,000	311,147
4.65%, 12/09/2021	326,000	351,189
6.00%, 09/15/2041	731,000	780,190
Hewlett Packard Enterprise Co.
2.45%, 10/05/2017	3,387,000	3,387,157
4.40%, 10/15/2022	7,500,000	7,990,135
HP Enterprise Services LLC
7.45%, 10/15/2029	250,000	304,568
IBM Credit LLC
1.80%, 01/20/2021	8,296,000	8,241,795
Intel Corp.
3.30%, 10/01/2021	259,000	271,100
3.10%, 07/29/2022	245,000	254,755
3.70%, 07/29/2025	456,000	482,055
3.15%, 05/11/2027	700,000	710,365
4.00%, 12/15/2032	1,195,000	1,308,958
International Business Machines Co.
7.63%, 10/15/2018	872,000	924,865
2.25%, 02/19/2021	1,670,000	1,674,697
6.22%, 08/01/2027	68,000	85,133
6.50%, 01/15/2028	120,000	153,739
Maxim Integrated Products, Inc.
2.50%, 11/15/2018	4,200,000	4,225,306
Microsoft Corp.
2.38%, 05/01/2023	744,000	743,041
2.88%, 02/06/2024	2,068,000	2,115,409
2.40%, 08/08/2026	600,000	581,390
3.30%, 02/06/2027	892,000	924,557
3.50%, 02/12/2035	318,000	323,537
4.20%, 11/03/2035	231,000	256,593
4.10%, 02/06/2037	1,468,000	1,602,087
4.50%, 10/01/2040	125,000	140,311
4.00%, 02/12/2055	1,513,000	1,570,901
4.75%, 11/03/2055	408,000	480,292
3.95%, 08/08/2056	264,000	271,848
4.50%, 02/06/2057	8,636,000	9,747,594
Oracle Co.
5.75%, 04/15/2018	351,000	358,784
5.00%, 07/08/2019	547,000	577,802
2.80%, 07/08/2021	766,000	783,134
2.40%, 09/15/2023	757,000	752,434
3.40%, 07/08/2024	2,000,000	2,090,261
2.95%, 05/15/2025	2,000,000	2,016,070
4.30%, 07/08/2034	5,981,000	6,561,437
3.90%, 05/15/2035	2,000,000	2,096,494
3.85%, 07/15/2036	800,000	827,553
6.13%, 07/08/2039	265,000	358,487
4.38%, 05/15/2055	400,000	432,489
Pitney Bowes, Inc.
5.60%, 03/15/2018	175,000	177,389
Qualcomm, Inc.
2.60%, 01/30/2023	139,000	139,282
2.90%, 05/20/2024	1,200,000	1,204,269
3.25%, 05/20/2027	1,003,000	1,011,132
4.30%, 05/20/2047	9,914,000	10,137,898
Texas Instruments, Inc.
1.65%, 08/03/2019	434,000	433,901
TSMC Global Ltd.
1.63%, 04/03/2018 (2)	5,000,000	4,991,377
VMware, Inc.
2.95%, 08/21/2022	15,031,000	15,081,477
Xerox Co.
2.75%, 09/01/2020	1,268,000	1,265,818
		187,454,155
Utilities - 2.41%
AEP Texas, Inc.
3.80%, 10/01/2047 (2)	3,715,000	3,685,620
AEP Transmission Co. LLC
4.00%, 12/01/2046	2,020,000	2,080,091
3.75%, 12/01/2047 (2)	2,600,000	2,589,452
Alabama Power Co.
2.80%, 04/01/2025	2,025,000	2,002,478
6.13%, 05/15/2038	219,000	279,477
6.00%, 03/01/2039	89,000	113,569
4.15%, 08/15/2044	205,000	215,893
3.75%, 03/01/2045	415,000	415,864
American Electric Power Co., Inc.
1.65%, 12/15/2017	246,000	246,013
American Water Capital Co.
3.85%, 03/01/2024	500,000	528,114
3.40%, 03/01/2025	592,000	611,447
6.59%, 10/15/2037	386,000	527,747
4.00%, 12/01/2046	2,350,000	2,414,935
Appalachian Power Co.
6.70%, 08/15/2037	430,000	582,473
4.45%, 06/01/2045	4,201,000	4,554,124
Arizona Public Service Co.
8.75%, 03/01/2019	91,000	99,397
2.20%, 01/15/2020	167,000	167,621
3.35%, 06/15/2024	676,000	692,175
5.05%, 09/01/2041	349,000	407,129
4.50%, 04/01/2042	221,000	242,606
3.75%, 05/15/2046	2,290,000	2,248,025
Atmos Energy Co.
8.50%, 03/15/2019	71,000	77,677
4.15%, 01/15/2043	830,000	879,373
4.13%, 10/15/2044	1,860,000	1,948,187
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	509,000	513,258
3.50%, 08/15/2046	375,000	358,920
3.75%, 08/15/2047	1,000,000	995,016
Berkshire Hathaway Energy Co.
5.75%, 04/01/2018	168,000	171,510
2.40%, 02/01/2020	409,000	412,724
3.50%, 02/01/2025	625,000	646,398
6.13%, 04/01/2036	375,000	481,143
Boston Gas Co.
4.49%, 02/15/2042 (2)	253,000	271,875
Brooklyn Union Gas Co./The
4.50%, 03/10/2046 (2)	2,000,000	2,183,567
CenterPoint Energy Resources Co.
4.50%, 01/15/2021	158,000	166,200
Centrica Plc
4.00%, 10/16/2023 (2)	5,000,000	5,181,414
China Southern Power Grid International Finance BVI Co Ltd.
3.50%, 05/08/2027 (2)	1,910,000	1,939,309
Cleveland Electric Illuminating Co./The
7.88%, 11/01/2017	356,000	357,579
CMS Energy Co.
3.88%, 03/01/2024	550,000	577,014
3.00%, 05/15/2026	110,000	107,276
2.95%, 02/15/2027	348,000	335,424
3.45%, 08/15/2027	350,000	351,165
Consumers Energy Co.
4.35%, 08/31/2064	191,000	201,780
Comision Federal de Electricidad
4.88%, 05/26/2021 (2)	551,000	588,193
4.88%, 01/15/2024 (2)	1,572,000	1,685,970
Commonwealth Edison Co.
3.65%, 06/15/2046	364,000	357,929
Connecticut Light & Power Co./The
5.65%, 05/01/2018	95,000	97,235
3.20%, 03/15/2027	600,000	605,128
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/2040	318,000	410,016
3.85%, 06/15/2046	2,940,000	2,979,164
3.88%, 06/15/2047	1,100,000	1,127,924
4.30%, 12/01/2056	3,050,000	3,237,087
Consumers Energy Co.
5.65%, 04/15/2020	144,000	156,694
2.85%, 05/15/2022	155,000	158,061
3.25%, 08/15/2046	190,000	174,655
Delmarva Power & Light Co.
4.00%, 06/01/2042	170,000	172,269
4.15%, 05/15/2045	1,842,000	1,931,908
Dominion Gas Holdings LLC
2.50%, 12/15/2019	1,528,000	1,540,174
2.80%, 11/15/2020	264,000	268,292
4.60%, 12/15/2044	1,300,000	1,360,314
Dominion Resources , Inc.
2.75%, 01/15/2022	529,000	533,779
Dominion Resources, Inc./VA
2.96%, 07/01/2019 (8)	6,539,000	6,632,269
2.85%, 08/15/2026	304,000	292,519
5.25%, 08/01/2033	1,161,000	1,328,370
7.00%, 06/15/2038	124,000	165,774
4.90%, 08/01/2041	212,000	235,143
DTE Energy Co.
2.40%, 12/01/2019	278,000	279,500
2.65%, 06/15/2022	194,000	195,411
3.30%, 06/15/2022	139,000	142,444
3.85%, 12/01/2023	292,000	305,802
3.50%, 06/01/2024	692,000	705,327
3.70%, 03/15/2045	463,000	459,606
Duke Energy Carolinas LLC
5.10%, 04/15/2018	144,000	146,468
4.30%, 06/15/2020	205,000	217,255
6.00%, 12/01/2028	235,000	291,280
6.00%, 01/15/2038	161,000	210,765
4.25%, 12/15/2041	141,000	153,067
Duke Energy Corp.
6.25%, 06/15/2018	1,781,000	1,837,213
3.55%, 09/15/2021	306,000	318,470
3.75%, 09/01/2046	8,100,000	7,797,828
3.95%, 08/15/2047	7,940,000	7,865,821
Duke Energy Florida LLC
5.65%, 06/15/2018	116,000	119,188
6.40%, 06/15/2038	72,000	98,431
Duke Energy Indiana LLC
3.75%, 05/15/2046	600,000	597,423
Duke Energy Indiana, Inc.
3.75%, 07/15/2020	398,000	416,286
6.35%, 08/15/2038	320,000	433,115
Duke Energy Progress LLC
5.30%, 01/15/2019	206,000	215,642
3.00%, 09/15/2021	372,000	382,282
2.80%, 05/15/2022	335,000	341,588
3.25%, 08/15/2025	158,000	161,988
4.10%, 05/15/2042	217,000	226,963
4.10%, 03/15/2043	181,000	189,742
4.38%, 03/30/2044	132,000	143,779
4.15%, 12/01/2044	129,000	137,510
4.20%, 08/15/2045	325,000	350,303
3.70%, 10/15/2046	506,000	500,575
Edison International
2.95%, 03/15/2023	400,000	404,938
EDP Finance BV
3.63%, 07/15/2024 (2)	700,000	705,747
Electricite de France SA
2.15%, 01/22/2019 (2)	3,558,000	3,571,566
4.75%, 10/13/2035 (2)	5,000,000	5,443,460
6.00%, 01/22/2114 (2)	1,035,000	1,153,459
Emera US Finance LP
3.55%, 06/15/2026	2,235,000	2,249,171
Enel Finance International NV
3.63%, 05/25/2027 (2)	780,000	781,247
6.00%, 10/07/2039 (2)	307,000	378,229
4.75%, 05/25/2047 (2)	5,575,000	5,897,102
Entergy Arkansas, Inc.
3.50%, 04/01/2026	307,000	316,741
Entergy Corp.
2.95%, 09/01/2026	310,000	299,666
Entergy Louisiana LLC
2.40%, 10/01/2026	650,000	619,208
3.12%, 09/01/2027	370,000	371,384
3.05%, 06/01/2031	440,000	425,301
Entergy Mississippi, Inc.
2.85%, 06/01/2028	497,000	479,373
Exelon Co.
3.50%, 06/01/2022	10,180,000	10,483,357
4.95%, 06/15/2035	1,500,000	1,660,492
5.63%, 06/15/2035	597,000	718,081
Exelon Generation Co. LLC
6.20%, 10/01/2017	3,436,000	3,436,000
2.95%, 01/15/2020	300,000	305,266
4.00%, 10/01/2020	150,000	156,752
3.40%, 03/15/2022	425,000	436,594
4.25%, 06/15/2022	618,000	660,593
6.25%, 10/01/2039	300,000	330,246
5.75%, 10/01/2041	192,000	198,856
FirstEnergy Corp.
3.90%, 07/15/2027	353,000	359,221
4.85%, 07/15/2047	263,000	275,843
FirstEnergy Transmission LLC
5.45%, 07/15/2044 (2)	3,919,000	4,549,663
Florida Power & Light Co.
5.63%, 04/01/2034	57,000	71,082
5.40%, 09/01/2035	700,000	843,907
5.95%, 02/01/2038	103,000	135,717
Fortis, Inc.
3.06%, 10/04/2026	15,579,000	14,994,939
Georgia Power Co.
3.25%, 04/01/2026	147,000	147,583
Great Plains Energy, Inc.
4.85%, 06/01/2021	156,000	166,355
Hydro-Quebec
9.40%, 02/01/2021	186,000	224,806
8.40%, 01/15/2022	826,000	1,009,003
8.05%, 07/07/2024	638,000	830,143
Indiana Michigan Power Co.
7.00%, 03/15/2019	112,000	119,907
3.20%, 03/15/2023	991,000	1,013,684
ITC Holdings Co.
5.30%, 07/01/2043	1,348,000	1,582,468
Jersey Central Power & Light Co.
7.35%, 02/01/2019	3,758,000	4,003,954
4.70%, 04/01/2024 (2)	7,059,000	7,664,055
4.30%, 01/15/2026 (2)	740,000	774,189
6.15%, 06/01/2037	400,000	472,844
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	449,189	492,629
Kansas City Power & Light Co.
3.15%, 03/15/2023	375,000	380,837
5.30%, 10/01/2041	1,032,000	1,207,723
KeySpan Gas East Corp.
2.74%, 08/15/2026 (2)	538,000	522,122
Korea Electric Power Co.
6.75%, 08/01/2027	233,000	298,868
Korea Gas Co.
4.25%, 11/02/2020 (2)	279,000	292,420
1.88%, 07/18/2021 (2)	588,000	570,110
Korea Hydro & Nuclear Power Co. Ltd.
2.88%, 10/02/2018 (2)	4,000,000	4,022,512
Massachusetts Electric Co.
4.00%, 08/15/2046 (2)	624,000	633,448
Mega Advance Investments Ltd.
5.00%, 05/12/2021 (2)	591,000	630,880
MidAmerican Energy Co.
5.30%, 03/15/2018	72,000	73,189
3.50%, 10/15/2024	317,000	332,767
3.10%, 05/01/2027	696,000	697,891
Nevada Power Co.
6.50%, 08/01/2018	232,000	241,143
7.13%, 03/15/2019	188,000	201,889
5.38%, 09/15/2040	261,000	308,204
5.45%, 05/15/2041	386,000	466,738
New York State Electric & Gas Corp.
3.25%, 12/01/2026 (2)	804,000	811,454
NextEra Energy Capital Holdings, Inc.
6.00%, 03/01/2019	124,000	130,786
2.40%, 09/15/2019	487,000	490,092
2.70%, 09/15/2019	4,622,000	4,676,691
3.55%, 05/01/2027	403,000	413,319
4.66% (3 Month LIBOR USD + 3.350%), 09/01/2067 (1)	295,000	295,337
Niagara Mohawk Power Co.
4.88%, 08/15/2019 (2)	168,000	176,338
3.51%, 10/01/2024 (2)	258,000	266,080
NiSource Finance Co.
3.85%, 02/15/2023	283,000	295,036
6.25%, 12/15/2040	550,000	684,191
5.80%, 02/01/2042	774,000	919,099
5.25%, 02/15/2043	2,065,000	2,401,740
3.95%, 03/30/2048	4,480,000	4,412,506
Northern States Power Co./MN
6.25%, 06/01/2036	458,000	604,486
4.13%, 05/15/2044	1,480,000	1,566,802
3.60%, 09/15/2047	2,395,000	2,360,965
Ohio Power Co.
6.05%, 05/01/2018	160,000	164,027
5.38%, 10/01/2021	65,000	72,317
Oncor Electric Delivery Co. LLC
6.80%, 09/01/2018	635,000	663,903
7.00%, 09/01/2022	124,000	148,530
Pacific Gas & Electric Co.
5.63%, 11/30/2017	204,000	205,359
8.25%, 10/15/2018	4,484,000	4,773,771
3.25%, 09/15/2021	146,000	150,719
2.45%, 08/15/2022	581,000	580,789
3.25%, 06/15/2023	206,000	213,046
3.40%, 08/15/2024	14,420,000	14,925,330
3.50%, 06/15/2025	547,000	564,352
2.95%, 03/01/2026	194,000	192,956
6.05%, 03/01/2034	146,000	190,012
4.50%, 12/15/2041	749,000	813,441
4.45%, 04/15/2042	194,000	215,118
4.00%, 12/01/2046	358,000	374,986
PacifiCo.
5.65%, 07/15/2018	294,000	303,618
5.50%, 01/15/2019	26,000	27,186
2.95%, 02/01/2022	103,000	105,531
PECO Energy Co.
5.35%, 03/01/2018	93,000	94,454
2.38%, 09/15/2022	578,000	577,514
4.15%, 10/01/2044	353,000	375,285
3.70%, 09/15/2047	2,120,000	2,120,537
Pennsylvania Electric Co.
3.25%, 03/15/2028 (2)	2,386,000	2,354,685
Pepco Holdings LLC
7.45%, 08/15/2032	222,000	296,007
Potomac Electric Power Co.
6.50%, 11/15/2037	136,000	183,933
PPL Capital Funding, Inc.
4.00%, 09/15/2047	634,000	629,728
PPL Electric Utilities Co.
2.50%, 09/01/2022	178,000	178,472
4.13%, 06/15/2044	208,000	220,148
Progress Energy, Inc.
7.05%, 03/15/2019	4,553,000	4,879,788
4.40%, 01/15/2021	390,000	412,445
3.15%, 04/01/2022	389,000	396,303
7.75%, 03/01/2031	6,228,000	8,807,111
PSEG Power LLC
5.13%, 04/15/2020	430,000	459,373
3.00%, 06/15/2021	2,310,000	2,351,703
4.15%, 09/15/2021	332,000	349,769
8.63%, 04/15/2031	130,000	169,752
Public Service Co. of Colorado
5.80%, 08/01/2018	28,000	28,941
3.20%, 11/15/2020	120,000	123,477
3.55%, 06/15/2046	353,000	340,752
Public Service Co. of New Hampshire
3.50%, 11/01/2023	101,000	105,630
Public Service Co. of Oklahoma
5.15%, 12/01/2019	143,000	151,920
4.40%, 02/01/2021	203,000	215,460
6.63%, 11/15/2037	649,000	871,132
Public Service Electric & Gas Co.
1.80%, 06/01/2019	85,000	85,010
3.15%, 08/15/2024	1,000,000	1,019,402
5.38%, 11/01/2039	117,000	142,229
Puget Energy, Inc.
3.65%, 05/15/2025	1,200,000	1,220,658
RGS I&M Funding Co.
9.82%, 06/07/2022	85,737	93,508
San Diego Gas & Electric Co.
6.00%, 06/01/2026	213,000	255,674
5.35%, 05/15/2040	3,430,000	4,168,093
3.95%, 11/15/2041	310,000	314,996
Sempra Energy
6.15%, 06/15/2018	237,000	244,171
9.80%, 02/15/2019	5,218,000	5,752,301
2.88%, 10/01/2022	361,000	362,123
4.05%, 12/01/2023	10,325,000	10,920,923
3.55%, 06/15/2024	709,000	723,754
3.25%, 06/15/2027	600,000	592,284
6.00%, 10/15/2039	155,000	195,851
South Carolina Electric & Gas Co.
6.63%, 02/01/2032	500,000	643,152
5.30%, 05/15/2033	225,000	261,345
6.05%, 01/15/2038	400,000	508,225
5.50%, 12/15/2039	250,000	287,588
Southern California Edison Co.
5.50%, 08/15/2018	144,000	148,862
3.88%, 06/01/2021	102,000	107,853
1.85%, 02/01/2022	216,000	213,702
3.50%, 10/01/2023	328,000	344,340
5.95%, 02/01/2038	67,000	86,767
6.05%, 03/15/2039	253,000	337,880
3.90%, 12/01/2041	392,000	398,558
Southern Co. Gas Capital Corp.
3.50%, 09/15/2021	530,000	547,204
2.45%, 10/01/2023	230,000	224,900
3.25%, 06/15/2026	225,000	221,020
5.88%, 03/15/2041	1,210,000	1,464,733
4.40%, 06/01/2043	160,000	163,902
3.95%, 10/01/2046	282,000	269,074
Southern Co./The
2.15%, 09/01/2019	555,000	556,231
2.35%, 07/01/2021	5,599,000	5,566,519
Southern Power Co.
4.15%, 12/01/2025	218,000	229,266
5.15%, 09/15/2041	746,000	811,101
Southwest Gas Corp.
3.80%, 09/29/2046	508,000	489,945
Southwestern Electric Power Co.
6.45%, 01/15/2019	320,000	337,181
Southwestern Public Service Co.
4.50%, 08/15/2041	350,000	386,960
State Grid Overseas Investment 2013 Ltd.
1.75%, 05/22/2018 (2)	241,000	240,436
State Grid Overseas Investment 2014 Ltd.
2.75%, 05/07/2019 (2)	4,240,000	4,280,457
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/2022 (2)	5,812,000	5,818,454
Talent Yield Investments Ltd.
4.50%, 04/25/2022 (2)	715,000	756,695
Toledo Edison Co./The
6.15%, 05/15/2037	680,000	835,464
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	371,000	371,912
Union Electric Co.
2.95%, 06/15/2027	715,000	708,089
3.65%, 04/15/2045	1,370,000	1,352,441
Virginia Electric & Power Co.
5.40%, 04/30/2018	558,000	569,760
2.95%, 01/15/2022	80,000	81,581
2.75%, 03/15/2023	159,000	160,790
3.45%, 02/15/2024	191,000	198,194
3.50%, 03/15/2027	4,955,000	5,136,304
4.65%, 08/15/2043	3,500,000	3,903,464
4.45%, 02/15/2044	126,000	138,139
4.00%, 11/15/2046	2,119,000	2,178,139
WEC Energy Group, Inc.
1.65%, 06/15/2018	4,043,000	4,042,494
3.55%, 06/15/2025	865,000	889,057
Westar Energy, Inc.
4.13%, 03/01/2042	4,175,000	4,375,449
Wisconsin Electric Power Co.
2.95%, 09/15/2021	27,000	27,603
3.10%, 06/01/2025	285,000	288,229
Xcel Energy, Inc.
4.70%, 05/15/2020	62,000	65,504
2.40%, 03/15/2021	250,000	251,245
3.35%, 12/01/2026	5,105,000	5,169,062
6.50%, 07/01/2036	351,000	467,251
4.80%, 09/15/2041	95,000	104,532
		341,228,822
Total Corporate Bonds (Cost $4,289,134,917)		$4,398,030,312

Government Related - 22.43%
African Development Bank
8.80%, 09/01/2019	$2,720,000	$3,065,077
Alabama Economic Settlement Authority
4.26%, 09/15/2032	610,000	645,618
American Municipal Power, Inc.
7.50%, 02/15/2050	1,350,000	1,942,110
Atlanta Independent School System
5.56%, 03/01/2026	535,000	622,339
Bay Area Toll Authority
6.26%, 04/01/2049	1,650,000	2,373,178
Caisse d'Amortissement de la Dette Sociale
2.00%, 03/22/2021 (2)	2,940,000	2,937,982
California Educational Facilities Authority
5.00%, 06/01/2046	1,750,000	2,330,072
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	805,000	967,755
California School Finance Authority
5.04%, 07/01/2020	270,000	285,889
Central Puget Sound Regional Transit Authority
5.00%, 11/01/2046	2,250,000	2,956,995
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850,000	1,968,604
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,650,000	2,144,043
Clark County School District
5.51%, 06/15/2024	3,000,000	3,344,790
Colombia Government International Bond
4.38%, 07/12/2021	1,000,000	1,067,000
4.00%, 02/26/2024	737,000	767,954
4.50%, 01/28/2026	1,192,000	1,273,056
3.88%, 04/25/2027	4,202,000	4,269,232
7.38%, 09/18/2037	150,000	197,850
5.63%, 02/26/2044	200,000	223,600
5.00%, 06/15/2045	842,000	866,208
Corp. Andina de Fomento
2.00%, 05/10/2019	3,215,000	3,212,574
2.20%, 07/18/2020	390,000	390,737
2.13%, 09/27/2021	6,840,000	6,796,224
4.38%, 06/15/2022	2,735,000	2,955,332
County of Cuyahoga OH
9.13%, 10/01/2023	105,000	125,754
District of Columbia Water & Sewer Authority
5.52%, 10/01/2044	2,900,000	3,577,585
4.81%, 10/01/2114	875,000	983,824
Eaton Community City School District
5.39%, 08/25/2027	275,000	284,446
Elgin Local School District
5.50%, 08/31/2027	535,000	551,713
Export-Import Bank of Korea
2.25%, 01/21/2020	1,800,000	1,793,534
Fannie Mae Principal Strip
0.00%, 05/15/2030 PO	929,000	634,621
Federal Farm Credit Banks
5.13%, 11/15/2018	344,000	358,065
Federal Home Loan Banks
4.00%, 10/24/2029	2,000,000	2,210,828
5.50%, 07/15/2036	1,135,000	1,535,276
Federal Home Loan Mortgage Co.
2.38%, 01/13/2022	9,055,000	9,212,575
6.25%, 07/15/2032	3,428,000	4,817,101
Federal National Mortgage Association
0.00%, 10/09/2019	730,000	703,700
2.63%, 09/06/2024	4,919,000	5,029,766
1.88%, 09/24/2026	845,000	801,826
6.25%, 05/15/2029	1,285,000	1,729,618
7.13%, 01/15/2030	1,500,000	2,179,902
Financing Co.
0.00%, 11/30/2017 PO	404,000	403,248
0.00%, 04/06/2018 PO	194,000	192,618
0.00%, 05/11/2018 PO	6,860,000	6,800,308
0.00%, 03/07/2019 PO	205,000	200,203
Finnvera OYJ
2.38%, 06/04/2025 (2)	600,000	584,946
Government Trust Certificate
0.00%, 04/01/2019	1,375,000	1,337,424
Hashemite Kingdom of Jordan Government AID Bond
3.00%, 06/30/2025	2,695,000	2,828,027
Hungary Government International Bond
6.38%, 03/29/2021	1,600,000	1,804,000
7.63%, 03/29/2041	2,850,000	4,412,655
Indonesia Government International Bond
5.88%, 01/15/2024 (2)	1,300,000	1,490,272
4.13%, 01/15/2025 (2)	1,325,000	1,390,550
Iowa Tobacco Settlement Authority
6.50%, 06/01/2023	730,000	739,483
Iraq Government AID Bond
2.15%, 01/18/2022	3,200,000	3,209,405
Israel Government AID Bond
0.00%, 11/01/2019 IO	345,000	332,253
0.00%, 09/15/2023	1,837,000	1,600,245
5.50%, 09/18/2023	8,856,000	10,497,877
0.00%, 11/01/2023 IO	413,000	357,948
5.50%, 04/26/2024	4,424,000	5,300,890
0.00%, 05/15/2024	3,640,000	3,090,148
0.00%, 08/15/2024	1,500,000	1,262,687
0.00%, 11/01/2024	1,000,000	834,230
0.00%, 11/01/2024 PO	14,099,000	11,762,801
0.00%, 11/15/2024	2,299,000	1,914,483
0.00%, 08/15/2025	2,500,000	2,031,472
0.00%, 11/15/2026	258,000	200,973
5.50%, 09/18/2033	619,000	832,531
Japan Bank for International Cooperation/Japan
2.25%, 02/24/2020	2,200,000	2,210,198
2.13%, 06/01/2020	1,400,000	1,400,847
2.13%, 07/21/2020	3,800,000	3,809,744
1.50%, 07/21/2021	4,000,000	3,893,882
Japan Finance Organization for Municipalities
2.00%, 09/08/2020 (2)	2,400,000	2,384,590
2.13%, 04/13/2021 (2)	1,600,000	1,582,362
2.63%, 04/20/2022 (2)	6,000,000	6,017,648
2.13%, 10/25/2023 (2)	3,400,000	3,299,357
Lithuania Government International Bond
7.38%, 02/11/2020 (2)	995,000	1,116,545
Los Angeles Department of Power
6.60%, 07/01/2050	2,400,000	3,639,696
Mexico Government International Bond
3.63%, 03/15/2022	1,786,000	1,871,728
4.00%, 10/02/2023	2,418,000	2,556,310
3.60%, 01/30/2025	868,000	889,700
4.13%, 01/21/2026	1,429,000	1,505,451
4.75%, 03/08/2044	3,680,000	3,792,240
5.55%, 01/21/2045	1,494,000	1,717,353
4.35%, 01/15/2047	3,394,000	3,300,665
5.75%, 10/12/2110	588,000	630,336
New Hampshire Housing Finance Authority
3.05%, 01/01/2021	95,000	95,304
3.75%, 07/01/2034	190,000	193,838
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	4,200,000	4,718,868
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870,000	8,568,556
New York State Dormitory Authority
5.60%, 03/15/2040	260,000	330,808
New York State Urban Development Corp.
5.84%, 03/15/2040	2,000,000	2,504,240
North American Development Bank
4.38%, 02/11/2020	2,500,000	2,635,903
2.40%, 10/26/2022	2,595,000	2,585,920
North Carolina Housing Finance Agency
3.00%, 01/01/2033	4,150,000	4,140,123
Ohio State University/The
4.05%, 12/01/2056	406,000	425,330
4.80%, 06/01/2111	1,102,000	1,199,868
Panama Government International Bond
4.00%, 09/22/2024	3,133,000	3,344,478
3.75%, 03/16/2025	1,234,000	1,289,530
Peruvian Government International Bond
5.63%, 11/18/2050	190,000	239,875
Poland Government International Bond
4.00%, 01/22/2024	1,040,000	1,119,082
Port Authority of New York & New Jersey
5.65%, 11/01/2040	1,260,000	1,631,020
5.65%, 11/01/2040	435,000	563,090
4.46%, 10/01/2062	2,065,000	2,311,189
Province of Alberta Canada
2.20%, 07/26/2022	1,975,000	1,964,854
Province of Manitoba Canada
2.13%, 05/04/2022	2,520,000	2,503,726
2.13%, 06/22/2026	400,000	379,490
Province of Ontario Canada
4.40%, 04/14/2020	975,000	1,034,202
2.25%, 05/18/2022	2,320,000	2,323,401
Province of Quebec Canada
7.37%, 03/06/2026 (8)	58,000	76,170
2.75%, 04/12/2027	8,490,000	8,475,850
Republic of South Africa Government International Bond
5.88%, 09/16/2025	403,000	435,240
Residual Funding Co. Principal Strip
0.00%, 10/15/2019 PO	1,377,000	1,330,521
0.00%, 07/15/2020 PO	25,916,000	24,662,851
0.00%, 10/15/2020 PO	8,372,000	7,922,156
0.00%, 01/15/2021 PO	5,455,000	5,136,364
Resolution Funding Corp. Interest Strip
0.00%, 01/15/2026	1,460,000	1,183,239
0.00%, 10/15/2027	1,295,000	990,120
Rhode Island Housing & Mortgage Finance Co./RI
4.00%, 10/01/2023	4,000,000	4,125,400
Romanian Government International Bond
6.75%, 02/07/2022	250,000	289,067
San Dieguito Public Facilities Authority
6.46%, 05/01/2027	685,000	835,522
Saudi Government International Bond
2.38%, 10/26/2021 (2)	3,050,000	3,008,825
2.88%, 03/04/2023 (2)	10,350,000	10,268,349
3.63%, 03/04/2028 (2)	4,965,000	4,897,843
4.63%, 10/04/2047 (2)	1,024,000	1,029,659
State of California
7.50%, 04/01/2034	5,540,000	8,049,232
7.30%, 10/01/2039	6,950,000	10,216,361
State of Illinois
5.10%, 06/01/2033	6,560,000	6,634,128
State Public School Building Authority
5.00%, 09/15/2027	1,536,000	1,685,530
Svensk Exportkredit AB
1.75%, 03/10/2021	7,180,000	7,128,521
Tennessee Valley Authority
2.88%, 02/01/2027	600,000	615,293
7.13%, 05/01/2030	1,615,000	2,341,600
5.88%, 04/01/2036	882,000	1,218,020
5.50%, 06/15/2038	57,000	76,307
5.25%, 09/15/2039	949,000	1,243,826
4.63%, 09/15/2060	303,000	366,963
4.25%, 09/15/2065	2,725,000	3,099,368
Tennessee Valley Authority Generic Strip
0.00%, 05/01/2019 IO	1,238,000	1,201,176
0.00%, 07/15/2028 IO	2,000,000	1,434,844
0.00%, 03/15/2032	1,514,000	935,977
Tennessee Valley Authority Principal Strip
0.00%, 12/15/2017 PO	427,000	425,794
0.00%, 11/01/2025 PO	1,847,000	1,486,809
0.00%, 06/15/2035 PO	258,000	142,037
Three Rivers Local School District
5.21%, 09/15/2027	285,000	294,981
Tokyo Metropolitan Government
2.00%, 05/17/2021 (2)	2,400,000	2,363,162
2.50%, 06/08/2022 (2)	5,000,000	5,015,060
Turkey Government International Bond
7.00%, 06/05/2020	3,910,000	4,269,329
U.S. Treasury Inflation Indexed Bonds
0.13%, 04/15/2019 (4)	940,203	943,671
1.38%, 01/15/2020 (4)	336,198	348,158
0.13%, 01/15/2022 (4)	2,403,137	2,409,790
1.75%, 01/15/2028 (4)	701,070	784,295
3.63%, 04/15/2028 (4)	1,578,528	2,064,544
2.50%, 01/15/2029 (4)	470,874	567,968
U.S. Treasury Note/Bond
0.88%, 10/15/2017	7,960,000	7,959,550
4.25%, 11/15/2017	3,353,000	3,365,622
2.25%, 11/30/2017	206,000	206,378
2.75%, 12/31/2017	1,459,000	1,464,664
2.63%, 01/31/2018	2,683,000	2,695,740
3.50%, 02/15/2018	6,993,000	7,052,558
0.75%, 03/31/2018	245,000	244,445
1.50%, 08/31/2018	5,061,000	5,066,931
1.00%, 09/15/2018	420,000	418,523
0.75%, 10/31/2018	85,000	84,426
1.25%, 10/31/2018	1,930,000	1,927,135
1.25%, 12/31/2018	110,000	109,794
1.38%, 12/31/2018	722,000	721,746
1.50%, 01/31/2019	1,050,000	1,051,025
0.75%, 02/15/2019	5,000,000	4,954,297
3.13%, 05/15/2019	10,774,000	11,064,393
1.25%, 05/31/2019	17,948,000	17,890,510
1.50%, 05/31/2019	1,360,000	1,361,222
1.38%, 07/31/2019	47,536,000	47,454,298
1.25%, 08/31/2019	21,467,000	21,373,082
0.00%, 09/30/2019	20,504,000	20,463,156
1.00%, 11/30/2019	2,392,000	2,366,398
8.50%, 02/15/2020	4,750,000	5,525,029
3.50%, 05/15/2020	1,300,000	1,364,391
8.75%, 05/15/2020	2,000,000	2,370,469
1.63%, 06/30/2020	1,500,000	1,500,938
1.50%, 08/15/2020	2,656,000	2,647,596
2.63%, 08/15/2020	3,709,000	3,813,461
8.75%, 08/15/2020	6,304,000	7,564,308
1.38%, 08/31/2020	10,000,000	9,929,297
2.13%, 08/31/2020	2,032,000	2,060,654
1.38%, 09/15/2020	5,140,000	5,103,458
2.63%, 11/15/2020	4,596,000	4,729,571
1.63%, 11/30/2020	23,776,000	23,736,993
2.00%, 11/30/2020	1,000,000	1,009,922
1.38%, 01/31/2021	15,000,000	14,838,281
3.63%, 02/15/2021	1,961,000	2,084,865
7.88%, 02/15/2021	900,000	1,081,512
1.13%, 02/28/2021	7,772,000	7,618,382
1.25%, 03/31/2021	1,996,000	1,963,097
1.38%, 04/30/2021	69,575,000	68,678,135
2.25%, 04/30/2021	1,800,000	1,831,359
3.13%, 05/15/2021	4,592,000	4,814,604
8.13%, 05/15/2021	1,718,000	2,103,543
2.13%, 06/30/2021	28,510,000	28,874,171
1.13%, 07/31/2021	5,374,000	5,241,539
2.13%, 08/15/2021	2,805,000	2,839,953
1.13%, 09/30/2021	11,010,000	10,717,117
2.13%, 09/30/2021	75,635,000	76,530,211
1.25%, 10/31/2021	1,192,000	1,164,994
2.00%, 10/31/2021	15,000,000	15,103,125
8.00%, 11/15/2021	4,414,000	5,498,534
1.75%, 11/30/2021	10,000	9,963
2.00%, 12/31/2021	96,815,000	97,382,276
1.50%, 01/31/2022	1,250,000	1,230,859
1.88%, 01/31/2022	15,535,000	15,537,427
1.75%, 03/31/2022	5,650,000	5,616,232
1.88%, 03/31/2022	64,234,000	64,188,836
1.88%, 04/30/2022	59,222,000	59,147,973
1.75%, 05/31/2022	9,285,000	9,221,166
1.75%, 06/30/2022	4,994,000	4,956,155
2.13%, 06/30/2022	2,000,000	2,018,438
1.88%, 07/31/2022	17,423,000	17,379,443
2.00%, 07/31/2022	8,500,000	8,530,215
1.63%, 08/31/2022	21,890,000	21,582,172
1.88%, 09/30/2022	8,094,000	8,071,236
2.13%, 12/31/2022	20,000,000	20,138,281
2.00%, 02/15/2023	500,000	500,137
1.63%, 04/30/2023	61,460,000	60,170,781
1.75%, 05/15/2023	109,000,000	107,373,515
2.50%, 08/15/2023	1,000,000	1,025,469
2.75%, 02/15/2024	1,000,000	1,038,242
2.00%, 04/30/2024	9,829,000	9,749,523
2.50%, 05/15/2024	59,750,000	61,087,373
2.00%, 05/31/2024	3,342,000	3,313,149
2.00%, 06/30/2024	13,695,000	13,567,144
2.13%, 07/31/2024	19,527,000	19,488,099
2.38%, 08/15/2024	20,000,000	20,274,219
1.88%, 08/31/2024	5,975,000	5,866,003
2.25%, 11/15/2024	20,000,000	20,092,188
2.13%, 05/15/2025	90,730,000	90,113,319
2.25%, 11/15/2025	113,555,000	113,501,771
1.63%, 05/15/2026	24,145,000	22,891,535
1.50%, 08/15/2026	12,739,000	11,923,405
2.00%, 11/15/2026	75,349,000	73,394,635
2.25%, 02/15/2027	5,910,000	5,871,677
2.38%, 05/15/2027	14,870,000	14,925,182
2.25%, 08/15/2027	24,198,000	24,022,187
5.50%, 08/15/2028	1,312,000	1,707,855
5.25%, 11/15/2028	67,000	85,896
4.75%, 02/15/2037	37,619,000	49,930,405
5.00%, 05/15/2037	8,604,000	11,753,198
4.38%, 02/15/2038	10,000,000	12,700,781
3.50%, 02/15/2039	98,799,100	111,488,609
4.25%, 05/15/2039	6,800,000	8,501,859
4.50%, 08/15/2039	4,706,000	6,081,953
4.38%, 11/15/2039	7,900,000	10,047,813
4.63%, 02/15/2040	3,000,000	3,946,406
4.38%, 05/15/2040	7,600,000	9,681,984
3.88%, 08/15/2040	4,380,000	5,206,212
4.25%, 11/15/2040	17,610,000	22,087,480
4.75%, 02/15/2041	11,815,000	15,864,407
4.38%, 05/15/2041	1,500,000	1,917,480
2.75%, 11/15/2042	1,200,000	1,183,781
3.13%, 02/15/2043	9,400,000	9,911,492
2.88%, 05/15/2043 (10)	145,535,000	146,603,773
3.63%, 08/15/2043	7,260,000	8,324,611
3.00%, 11/15/2044	1,425,000	1,467,416
3.00%, 05/15/2045	42,775,000	44,016,478
2.88%, 08/15/2045	22,113,000	22,198,515
3.00%, 11/15/2045	11,563,000	11,891,823
2.50%, 02/15/2046	3,455,000	3,211,530
2.50%, 05/15/2046	10,527,000	9,775,718
2.88%, 11/15/2046	17,550,000	17,596,617
3.00%, 02/15/2047	31,488,000	32,367,450
3.00%, 05/15/2047	16,421,000	16,884,765
2.75%, 08/15/2047	10,500,000	10,264,570
U.S. Treasury Strip Coupon
0.00%, 11/15/2017	4,029,000	4,023,756
0.00%, 02/15/2018	3,658,000	3,642,251
0.00%, 08/15/2018	10,000,000	9,881,794
0.00%, 11/15/2018	500,000	492,412
0.00%, 05/15/2019	20,278,000	19,805,056
0.00%, 08/15/2019	15,757,000	15,324,531
0.00%, 11/15/2019	7,500,000	7,259,269
0.00%, 02/15/2020	8,378,000	8,079,878
0.00%, 05/15/2020	34,045,000	32,693,215
0.00%, 08/15/2020	34,113,000	32,560,245
0.00%, 02/15/2021	14,550,000	13,728,989
0.00%, 05/15/2021	14,843,000	13,929,266
0.00%, 08/15/2021	9,469,000	8,832,329
0.00%, 11/15/2021	11,144,000	10,328,607
0.00%, 02/15/2022	33,917,000	31,201,378
0.00%, 05/15/2022	18,154,000	16,593,231
0.00%, 08/15/2022	12,500,000	11,345,920
0.00%, 11/15/2022	17,400,000	15,675,335
0.00%, 02/15/2023	61,562,000	55,070,177
0.00%, 05/15/2023	33,770,000	30,001,724
0.00%, 08/15/2023	19,635,000	17,321,772
0.00%, 11/15/2023	9,300,000	8,147,393
0.00%, 02/15/2024	6,124,000	5,326,389
0.00%, 05/15/2024	1,322,000	1,141,855
0.00%, 08/15/2024	1,834,000	1,573,470
0.00%, 11/15/2024	6,105,000	5,198,496
0.00%, 02/15/2025	799,000	675,619
0.00%, 05/15/2025	3,279,000	2,754,287
0.00%, 08/15/2025	1,360,000	1,133,682
0.00%, 02/15/2026	1,000,000	820,821
0.00%, 05/15/2026	3,801,000	3,100,694
0.00%, 08/15/2026	1,681,000	1,359,909
0.00%, 11/15/2026	10,222,000	8,213,615
0.00%, 02/15/2027	20,416,000	16,281,793
0.00%, 05/15/2027	1,866,000	1,477,424
0.00%, 08/15/2027	4,314,000	3,392,966
0.00%, 11/15/2027	7,702,000	6,012,468
0.00%, 02/15/2028	7,769,000	6,017,182
0.00%, 05/15/2028	3,071,000	2,361,700
0.00%, 08/15/2028	6,918,000	5,281,672
0.00%, 11/15/2028	7,540,000	5,706,280
0.00%, 02/15/2029	7,537,000	5,666,564
0.00%, 05/15/2029	1,330,000	991,697
0.00%, 08/15/2029	4,738,000	3,506,587
0.00%, 11/15/2029	5,164,000	3,790,401
0.00%, 02/15/2030	15,187,000	11,064,655
0.00%, 05/15/2030	8,464,000	6,121,864
0.00%, 08/15/2030	13,772,000	9,860,660
0.00%, 11/15/2030	11,064,000	7,858,631
0.00%, 02/15/2031	29,298,000	20,659,627
0.00%, 05/15/2031	19,225,000	13,441,723
0.00%, 08/15/2031	16,262,000	11,286,201
0.00%, 11/15/2031	13,399,000	9,225,512
0.00%, 02/15/2032	20,909,000	14,275,813
0.00%, 05/15/2032	24,453,000	16,569,719
0.00%, 08/15/2032	10,925,000	7,336,643
0.00%, 11/15/2032	14,612,000	9,738,797
0.00%, 02/15/2033	10,000,000	6,613,889
0.00%, 05/15/2033	10,845,000	7,111,845
0.00%, 08/15/2033	4,212,000	2,743,109
0.00%, 11/15/2033	13,216,000	8,538,745
0.00%, 02/15/2034	17,759,000	11,377,609
0.00%, 05/15/2034	31,500,000	20,020,574
0.00%, 08/15/2034	6,895,000	4,348,797
0.00%, 11/15/2034	3,492,000	2,183,810
0.00%, 02/15/2035	1,824,000	1,133,030
0.00%, 05/15/2035	1,920,000	1,181,643
0.00%, 08/15/2035	175,000	106,920
0.00%, 05/15/2036	121,000	72,264
0.00%, 08/15/2041	1,225,000	609,699
U.S. Treasury Strip Principal
0.00%, 05/15/2044	16,765,000	7,730,804
0.00%, 05/15/2045	5,605,000	2,499,739
Ukraine Government AID Bonds
1.47%, 09/29/2021	800,000	784,144
University of Missouri
5.96%, 11/01/2039	3,445,000	4,404,674
University of Texas System/The
5.00%, 08/15/2047	3,825,000	5,019,012
University of Virginia
4.18%, 09/01/2117	1,540,000	1,546,083
Uruguay Government International Bond
5.10%, 06/18/2050	4,369,000	4,607,111
West Contra Costa Unified School District
6.25%, 08/01/2030	215,000	269,649
Westlake City School District
5.23%, 12/01/2026	430,000	436,747
Total Government Related (Cost $3,126,121,117)		$3,175,337,642

Mortgage-Backed Obligations - 33.74%
A10 Securitization 2015-1 LLC
3.13%, 04/15/2034 (2)	$311,021	$311,929
Access Pt Fdg Trust 2016-1
6.25%, 02/16/2021 (11)	1,084,929	1,085,371
Ajax Mortgage Loan Trust 2015-B
3.88%, 07/25/2060 (2)(3)	1,058,715	1,058,781
Alternative Loan Trust 2002-11
6.25%, 10/25/2032	2,680	2,725
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033	3,022,520	3,032,455
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034	819,935	840,529
Alternative Loan Trust 2004-8CB
1.51% (1 Month LIBOR USD + 0.270%), 06/25/2034 (1)	3,115,889	3,120,879
Alternative Loan Trust 2005-1CB
5.86% (1 Month LIBOR USD + 7.100%), 03/25/2035 IO (1)	236,963	44,944
Alternative Loan Trust 2005-20CB
3.51% (1 Month LIBOR USD + 4.750%), 07/25/2035 IO (1)	782,404	96,748
Alternative Loan Trust 2005-22T1
3.83% (1 Month LIBOR USD + 5.070%), 06/25/2035 IO (1)	805,542	108,711
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035	330,522	306,450
6.00%, 08/25/2035	10,340	7,755
Alternative Loan Trust 2005-37T1
3.81% (1 Month LIBOR USD + 5.050%), 09/25/2035 IO (1)	2,697,579	374,044
Alternative Loan Trust 2005-50CB
5.00%, 11/25/2020	33,402	33,398
Alternative Loan Trust 2005-54CB
3.61% (1 Month LIBOR USD + 4.850%), 11/25/2035 IO (1)	1,339,514	165,678
5.50%, 11/25/2035	339,059	316,735
5.50%, 11/25/2035	4,395	4,406
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035	138,971	136,333
Alternative Loan Trust 2005-J1
3.86% (1 Month LIBOR USD + 5.100%), 02/25/2035 IO (1)	205,407	6,746
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036	86,197	70,924
Alternative Loan Trust 2006-43CB
6.00%, 02/25/2022	17,741	17,847
Alternative Loan Trust 2006-7CB
5.25%, 05/25/2021	97,646	95,521
Alternative Loan Trust 2006-J5
4.50%, 07/25/2021 (3)	35,352	33,892
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035 (2)(3)	16,178	16,657
Angel Oak Mortgage Trust LLC 2015-1
4.50%, 11/25/2045 (2)(3)	359,391	358,908
ASG Resecuritization Trust 2009-3
2.84%, 03/26/2037 (2)(3)	346,992	347,929
ASG Resecuritization Trust 2011-1
3.54%, 11/28/2035 (2)(3)	189,555	189,091
6.00%, 09/28/2036 (2)	342,708	282,790
Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/15/2049 (2)	9,100,000	9,047,084
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/12/2030 (2)	5,264,000	5,366,853
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.35%, 08/15/2046 (2)(3)	1,200,000	1,130,600
BAMLL Re-REMIC Trust 2014-FRR5
0.00%, 06/27/2045 (2)	6,300,000	4,919,734
BAMLL Re-REMIC Trust 2015-FRR11
1.84%, 09/27/2044 (2)(3)	3,904,000	3,839,947
Banc of America Alternative Loan Trust 2004-11
5.50%, 12/25/2019	4,484	4,522
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2019 PO	5,813	5,553
Banc of America Alternative Loan Trust 2005-10
5.25%, 11/25/2020	14,395	14,464
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035	16,113	15,451
Banc of America Alternative Loan Trust 2005-2
5.50%, 03/25/2020	8,114	8,092
5.50%, 03/25/2035	9,907	9,814
Banc of America Alternative Loan Trust 2005-4
5.50%, 05/25/2020	45,799	45,254
Banc of America Alternative Loan Trust 2005-5
5.50%, 06/25/2035	53,563	50,275
Banc of America Alternative Loan Trust 2005-9
5.50%, 10/25/2035	22,835	22,675
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046	52,397	47,468
Banc of America Alternative Loan Trust 2007-1
5.82%, 04/25/2022 (3)	54,466	52,821
Banc of America Commercial Mortgage Trust 2006-5
0.76%, 09/10/2047 IO (2)(3)	715,409	22
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034 PO	36,543	30,639
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034	3,111,215	3,312,882
Banc of America Funding 2004-C Trust
3.23%, 12/20/2034 (3)	81,759	81,903
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035	43,201	42,051
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035 PO	34,631	28,667
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036 PO	13,299	10,605
Banc of America Funding 2005-C Trust
1.48% (1 Month LIBOR USD + 0.240%), 05/20/2035 (1)	4,304,358	4,244,350
Banc of America Funding 2005-E Trust
3.34%, 03/20/2035 (3)	82,908	84,279
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036 PO	21,482	17,041
Banc of America Merrill Lynch Commercial Mortgage, Inc.
0.08%, 10/10/2045 IO (2)(3)	3,272,170	13
Banc of America Mortgage 2003-C Trust
3.75%, 04/25/2033 (3)	22,988	23,313
Banc of America Mortgage 2004-J Trust
3.66%, 11/25/2034 (3)	81,105	81,114
Banc of America Mortgage Trust 2004-9
0.00%, 09/25/2032 PO	109	100
6.50%, 09/25/2032	24,237	25,196
BANK 2017-BNK4
3.63%, 05/15/2050	3,275,000	3,409,289
BB-UBS Trust
2.89%, 06/05/2030 (2)	568,000	562,669
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036 (2)	4,602,000	4,708,364
BCAP LLC 2009-RR5 Trust
5.50%, 11/26/2034 (2)(3)	128,699	127,384
BCAP LLC 2010-RR12 Trust
3.44%, 01/26/2036 (2)(3)	9,107	9,077
BCAP LLC 2010-RR7 Trust
3.21%, 07/26/2045 (2)(3)	941,556	929,633
BCAP LLC 2012-RR1 Trust
5.65%, 07/26/2037 (2)(3)	43,475	43,792
BCAP LLC 2012-RR10-I Trust
1.46%, 02/26/2037 (2)(3)	144,727	144,400
Bear Stearns ALT-A Trust 2005-2
1.74% (1 Month LIBOR USD + 0.500%), 03/25/2035 (1)	118,509	117,719
Bear Stearns ALT-A Trust 2005-7
1.78% (1 Month LIBOR USD + 0.540%), 08/25/2035 (1)	3,215,588	3,216,929
Bear Stearns ARM Trust 2003-2
3.03%, 01/25/2033 (2)(3)	137,575	138,988
Bear Stearns ARM Trust 2003-7
3.35%, 10/25/2033 (3)	17,888	17,954
Bear Stearns ARM Trust 2004-2
3.69%, 05/25/2034 (3)	74,643	75,339
Bear Stearns ARM Trust 2005-5
3.28% (1 Year CMT Rate + 2.050%), 08/25/2035 (1)	418,913	425,223
Bear Stearns ARM Trust 2006-1
2.91% (1 Year CMT Rate + 2.250%), 02/25/2036 (1)	369,848	370,375
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034	55,693	55,461
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14
0.53%, 12/11/2038 IO (2)(3)	2,222,664	3,609
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.08%, 01/12/2045 IO (2)(3)	13,225,349	10,277
CD 2006-CD3 Mortgage Trust
0.75%, 10/15/2048 IO (2)(3)	3,217,473	36,303
CD 2007-CD4 Commercial Mortgage Trust
0.74%, 12/11/2049 IO (2)(3)	697,804	57
Chase Mortgage Finance Trust Series 2006-A1
3.56%, 09/25/2036 (3)	204,904	202,765
Chase Mortgage Finance Trust Series 2007-A1
3.56%, 02/25/2037 (3)	103,127	102,649
3.58%, 02/25/2037 (3)	72,607	72,344
3.59%, 02/25/2037 (3)	17,912	17,967
3.68%, 02/25/2037 (3)	145,500	146,812
Chase Mortgage Finance Trust Series 2007-A2
3.47%, 07/25/2037 (3)	92,330	93,749
3.65%, 07/25/2037 (3)	58,094	58,015
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032 PO	16,979	15,405
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034	39,279	40,018
5.75%, 04/25/2034	26,762	27,388
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034	188,299	191,107
CHL Mortgage Pass-Through Trust 2004-7
3.52%, 06/25/2034 (3)	12,790	12,913
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2019	25,804	26,120
CHL Mortgage Pass-Through Trust 2004-HYB1
3.25%, 05/20/2034 (3)	20,959	20,064
CHL Mortgage Pass-Through Trust 2004-HYB3
3.19%, 06/20/2034 (3)	114,333	114,642
CHL Mortgage Pass-Through Trust 2004-HYB6
3.35%, 11/20/2034 (3)	63,835	64,294
CHL Mortgage Pass-Through Trust 2004-J8
4.75%, 11/25/2019	2,638	2,659
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035	32,340	31,890
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035	16,305	16,114
CHL Mortgage Pass-Through Trust 2005-22
3.25%, 11/25/2035 (3)	254,289	225,734
Citicorp Mortgage Securities Trust Series 2006-1
5.00%, 02/25/2021	8,616	8,843
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036	74,860	75,823
Citigroup Commercial Mortgage Trust
2.94%, 05/10/2049	10,100,000	10,011,450
Citigroup Commercial Mortgage Trust 2013-GC17
4.13%, 11/10/2046	1,376,000	1,477,983
Citigroup Commercial Mortgage Trust 2014-GC19
3.75%, 03/10/2047	7,125,000	7,503,193
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047	6,920,000	7,202,537
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047	12,300,000	12,623,676
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048	10,000,000	9,966,254
Citigroup Commercial Mortgage Trust 2016-GC37
3.05%, 04/10/2049	13,750,000	13,711,585
Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050	16,000,000	16,436,070
Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/15/2050	21,000,000	21,039,239
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 12/25/2018 PO	367	331
3.95%, 04/25/2032 (2)(3)	18,894	18,757
7.00%, 06/25/2033 (3)	24,988	25,318
3.71%, 09/25/2033 (3)	164,649	165,922
Citigroup Mortgage Loan Trust 2009-10
3.30%, 09/25/2033 (2)(3)	366,496	371,433
7.00%, 12/25/2035 (2)(3)	178,113	181,960
Citigroup Mortgage Loan Trust 2009-11
5.75%, 05/25/2037 (2)(3)	57,185	57,087
Citigroup Mortgage Loan Trust 2009-5
6.00%, 06/25/2036 (2)(3)	69,432	69,713
Citigroup Mortgage Loan Trust 2009-8
6.00%, 11/25/2036 (2)	34,064	34,331
Citigroup Mortgage Loan Trust 2010-3
2.91% (1 Year CMT Rate + 2.250%), 02/25/2036 (1) (2)	9,334	9,337
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058 (2)(3)	474,263	464,211
Citigroup Mortgage Loan Trust, Inc.
0.00%, 12/25/2018 PO	3,270	3,261
0.00%, 12/25/2018 PO	658	649
5.50%, 12/25/2018	11,588	11,558
0.00%, 09/25/2033 PO	6,050	5,628
7.00%, 09/25/2033	7,749	7,860
0.00%, 10/25/2033 PO	7,197	6,247
5.25%, 10/25/2033	43,641	44,259
1.62% (1 Month LIBOR USD + 0.380%), 12/25/2033 (1)	32,131	31,935
3.23%, 08/25/2034 (3)	46,213	45,093
3.07%, 02/25/2035 (3)	30,878	26,919
5.50%, 05/25/2035	159,091	163,460
3.92%, 08/25/2035 (3)	94,122	79,532
5.50%, 11/25/2035	12,534	12,566
6.00%, 11/25/2035	3,864,661	3,910,008
COBALT CMBS Commercial Mortgage Trust 2006-C1
1.06%, 08/15/2048 IO (3)	1,074,515	25,036
COMM 2012-CCRE1 Mortgage Trust
3.39%, 05/15/2045	3,820,528	3,957,961
COMM 2012-CCRE2 Mortgage Trust
1.84%, 08/15/2045 IO (3)	2,903,948	190,605
3.15%, 08/15/2045	9,614,464	9,905,257
COMM 2013-300P Mortgage Trust
4.35%, 08/12/2030 (2)	516,000	557,418
COMM 2013-CCRE10 Mortgage Trust
3.92%, 08/10/2046	4,125,000	4,391,463
COMM 2013-CCRE11 Mortgage Trust
3.98%, 08/10/2050	4,087,000	4,360,263
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046	4,480,000	4,725,819
COMM 2013-CCRE7 Mortgage Trust
3.21%, 03/10/2046	1,055,000	1,083,318
COMM 2013-CCRE8 Mortgage Trust
3.61%, 06/10/2046 (3)	331,665	347,468
COMM 2013-CCRE9 Mortgage Trust
4.02%, 07/10/2045	4,000,000	4,271,707
4.37%, 07/10/2045 (3)	2,695,459	2,923,550
COMM 2013-SFS Mortgage Trust
3.09%, 04/13/2035 (2)(3)	708,000	714,473
COMM 2014-CCRE15 Mortgage Trust
2.93%, 02/10/2047	6,100,000	6,176,071
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047	17,369,300	18,253,368
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047	12,000,000	12,270,353
COMM 2014-PAT Mortgage Trust
2.03% (1 Month LIBOR USD + 0.800%), 08/13/2027 (1) (2)	1,649,000	1,649,516
COMM 2014-TWC Mortgage Trust
2.09% (1 Month LIBOR USD + 0.850%), 02/13/2032 (1) (2)	3,250,000	3,251,520
2.83% (1 Month LIBOR USD + 1.600%), 02/13/2032 (1) (2)	1,000,000	1,003,849
COMM 2014-UBS4 Mortgage Trust
2.96%, 08/10/2047	11,000,000	11,167,159
COMM 2015-3BP Mortgage Trust
3.18%, 02/10/2035 (2)	49,000	49,452
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2048	7,500,000	7,675,289
3.70%, 08/10/2055	770,833	803,068
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048	13,200,000	13,652,074
3.76%, 08/10/2048	2,437,000	2,559,822
Commercial Mortgage Trust
2.94%, 01/10/2046	2,751,000	2,789,044
Commercial Mortgage Trust 2006-GG7
5.96%, 07/10/2038 (3)	128,663	129,730
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.10%, 01/15/2049 IO (2)(3)	2,565,936	6
Credit Suisse First Boston Mortgage Securities Co.
4.50%, 10/25/2018	756	754
5.00%, 10/25/2018	5,551	5,550
0.00%, 08/25/2019 PO	444	443
5.25%, 08/25/2019	37,555	37,858
6.70%, 02/25/2033 (3)	108,245	109,165
3.73%, 06/25/2033 (3)	53,750	53,871
5.25%, 07/25/2033	2,414,314	2,454,736
5.25%, 09/25/2033	88,508	90,767
0.00%, 10/25/2033 PO	63,912	55,946
5.25%, 11/25/2033	123,259	124,769
5.25%, 11/25/2033	54,723	55,403
5.75%, 11/25/2033	340,603	351,812
5.50%, 09/25/2034	86,757	90,492
5.50%, 12/25/2034	139,382	145,566
0.00%, 10/25/2035 PO	21,028	16,314
5.50%, 10/25/2035 IO	290,729	5,537
0.00%, 11/25/2035 PO	16,417	11,132
Credit Suisse First Boston Mortgage Securities Corp.
3.43%, 03/25/2034 (3)	2,935,696	3,001,479
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048	7,500,000	7,721,288
CSAIL 2016-C7 Commercial Mortgage Trust
3.50%, 11/15/2049	2,471,000	2,536,520
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050	15,525,000	15,561,507
CSMC 2014-USA OA LLC
4.37%, 09/17/2037 (2)	3,000,000	2,870,769
CSMC 2017-6R 1A1 Mortgage Trust
2.78%, 03/06/2047	8,148,353	8,164,608
CSMC Series 2010-11R
2.23% (1 Month LIBOR USD + 1.000%), 06/28/2047 (1) (2)	589,064	587,929
CSMC Series 2010-17R
3.32%, 06/26/2036 (2)(3)	151,889	153,017
DBUBS 2011-LC2 Mortgage Trust
1.31%, 07/10/2044 IO (2)(3)	2,685,698	79,348
Deephaven Residential Mortgage Trust 2017-1
3.49%, 12/26/2046 (2)(3)	1,535,508	1,531,288
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1
5.73%, 02/25/2020 (3)	40,528	40,697
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-3
3.49%, 06/25/2020 (3)	63,537	61,005
Deutsche Mortgage Sec, Inc. Mort Loan Tr Ser 2004-1
0.00%, 10/25/2018 PO	681	678
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4
6.15%, 04/25/2034 (3)	634	644
Fannie Mae
5.00%, 10/15/2041 (5)	9,000,000	9,816,273
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039 (3)	101,467	113,028
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040	151,085	176,080
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042	155,071	181,375
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044	42,614	48,842
Fannie Mae Grantor Trust 2004-T2
3.69%, 07/25/2043 (3)	178,175	188,550
7.50%, 11/25/2043	299,404	350,392
Fannie Mae Grantor Trust 2004-T3
10.16%, 01/25/2044 (3)	37,544	44,664
6.50%, 02/25/2044	407,831	469,345
7.00%, 02/25/2044	173,087	202,180
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027	6,545,598	6,514,675
Fannie Mae Interest Strip
4.50%, 07/25/2018 IO	4,942	46
4.50%, 08/25/2018 IO	7,344	64
5.50%, 08/25/2018 IO	1,061	5
10.50%, 03/25/2019 IO	18	1
4.50%, 11/25/2020 IO	2,604	72
7.50%, 04/25/2023 IO	1,163	168
9.00%, 03/25/2024	957	1,108
0.00%, 09/25/2024 PO	86,668	81,848
0.00%, 01/25/2033 PO	13,349	12,081
5.00%, 12/25/2033 IO (3)	17,726	3,027
5.50%, 05/25/2036 IO	69,145	15,171
5.50%, 08/25/2036 IO	46,062	10,424
5.50%, 04/25/2037 IO	19,405	3,489
6.00%, 01/25/2038 IO	47,027	9,184
1.74% (1 Month LIBOR USD + 0.500%), 08/25/2042 (1)	946,715	952,831
1.79% (1 Month LIBOR USD + 0.550%), 08/25/2042 (1)	2,486,271	2,509,375
Fannie Mae Pool
5.86%, 10/01/2017	158,599	158,406
3.38%, 01/01/2018	1,032,000	1,030,962
3.52%, 01/01/2018	611,169	610,584
3.63%, 01/01/2018	310,000	309,703
5.50%, 02/01/2018	2,917	2,923
5.50%, 02/01/2018	1,415	1,418
6.00%, 03/01/2018	7	7
5.00%, 04/01/2018	1,515	1,550
4.50%, 05/01/2018	824	843
5.00%, 05/01/2018	2,330	2,384
5.00%, 05/01/2018	5,114	5,232
6.00%, 05/01/2018	526	529
3.73%, 06/01/2018	1,543,177	1,552,445
4.50%, 06/01/2018	1,530	1,564
5.00%, 06/01/2018	6,129	6,271
5.00%, 06/01/2018	4,344	4,445
5.00%, 06/01/2018	961	984
5.00%, 07/01/2018	8,113	8,301
4.50%, 08/01/2018	1,882	1,925
5.00%, 08/01/2018	5,077	5,195
5.00%, 09/01/2018	5,893	6,029
4.50%, 10/01/2018	4,202	4,297
5.00%, 10/01/2018	3,963	4,055
5.00%, 10/01/2018	3,968	4,060
4.50%, 11/01/2018	7,940	8,121
5.00%, 11/01/2018	5,770	5,904
5.00%, 11/01/2018	1,240	1,269
5.00%, 11/01/2018	11,481	11,747
3.04%, 12/01/2018	1,238,000	1,253,005
5.00%, 12/01/2018	15,750	16,114
5.00%, 12/01/2018	63	64
9.50%, 12/01/2018	281	284
1.88% (11th District Cost of Funds Index + 1.250%), 01/01/2019 (1)	143	143
6.00%, 01/01/2019	45	45
2.56% (1 Year CMT Rate + 1.750%), 03/01/2019 (1)	143	145
4.50%, 03/01/2019	7,932	8,112
6.00%, 03/01/2019	1,806	1,829
3.50%, 04/01/2019	10,470	10,903
5.00%, 04/01/2019	756	773
5.00%, 04/01/2019	24,157	24,761
10.50%, 04/15/2019	1,063	1,077
2.19%, 05/01/2019	926,682	929,924
4.50%, 05/01/2019	2,148	2,197
2.45%, 06/01/2019	1,554,843	1,566,169
4.50%, 06/01/2019	18,684	19,109
1.94%, 07/01/2019	1,263,730	1,262,761
2.37%, 07/01/2019	1,548,000	1,564,142
5.50%, 07/01/2019	23,226	23,614
6.00%, 07/01/2019	64	64
2.03%, 08/01/2019	239,717	241,117
2.88% (H15T2Y + 2.130%), 08/01/2019 (1)	48	48
5.50%, 08/01/2019	21,356	21,702
5.00%, 09/01/2019	766	786
5.50%, 09/01/2019	21,232	21,713
5.00%, 10/01/2019	4,533	4,665
6.00%, 10/01/2019	2,377	2,417
4.13%, 11/01/2019	877,000	913,344
4.24%, 11/01/2019	335,814	350,776
4.50%, 11/01/2019	3,561	3,642
4.50%, 11/01/2019	13,705	14,016
4.50%, 11/01/2019	7,320	7,487
1.47%, 12/01/2019	780,301	771,541
1.69%, 12/01/2019	1,032,000	1,024,809
4.18%, 12/01/2019	451,719	471,946
4.26%, 12/01/2019	930,552	973,809
4.50%, 12/01/2019	11,381	11,640
4.50%, 12/01/2019	1,328,098	1,386,207
4.28%, 01/01/2020	1,414,896	1,475,769
4.54%, 01/01/2020	320,558	337,072
5.50%, 01/01/2020	34,205	34,910
4.37%, 02/01/2020	1,105,597	1,161,888
4.40%, 02/01/2020	6,347,000	6,696,520
4.40%, 02/01/2020	289,000	303,367
5.50%, 03/01/2020	3,593	3,633
6.00%, 03/01/2020	4,801	4,905
4.00%, 04/01/2020	2,749	2,785
4.38%, 04/01/2020	1,609,822	1,690,615
2.01%, 06/01/2020	9,288,000	9,302,676
5.50%, 06/01/2020	20,628	20,794
5.50%, 06/01/2020	12,660	12,915
3.74%, 07/01/2020	547,034	569,963
3.93%, 07/01/2020	1,428,184	1,495,465
3.95%, 07/01/2020	826,000	866,350
4.07%, 07/01/2020	3,036,820	3,189,996
5.50%, 07/01/2020	5,800	5,868
3.89%, 08/01/2020	1,180,856	1,237,802
3.96%, 08/01/2020	953,912	1,001,839
4.30%, 08/01/2020	458,600	457,848
6.50%, 08/01/2020	2,397	2,459
3.43%, 09/01/2020	911,088	945,132
3.60%, 09/01/2020	183,862	191,612
3.85%, 09/01/2020	1,665,277	1,745,944
3.29%, 10/01/2020	770,928	795,649
3.36%, 10/01/2020	800,852	829,533
3.50%, 10/01/2020	1,100,090	1,144,201
3.54%, 10/01/2020	991,000	1,030,813
3.59%, 10/01/2020	1,463,202	1,525,935
3.92%, 10/01/2020	675,078	708,952
3.23%, 11/01/2020	566,755	585,742
3.27%, 11/01/2020	765,037	790,712
2.00%, 12/01/2020	1,548,000	1,546,298
3.48%, 12/01/2020	854,301	888,023
3.54%, 12/01/2020	792,323	822,947
3.62%, 12/01/2020	1,481,258	1,547,686
3.70%, 12/01/2020	363,762	380,346
3.83%, 12/01/2020	869,578	912,654
3.56%, 01/01/2021	1,818,802	1,896,323
3.87%, 01/01/2021	1,147,489	1,207,615
3.93%, 01/01/2021	391,286	412,471
4.05%, 01/01/2021	482,000	510,651
4.28%, 01/01/2021	649,027	690,748
4.45%, 01/01/2021	411,008	437,898
4.33%, 02/01/2021	482,913	513,810
4.16%, 03/01/2021	1,665,244	1,763,741
6.00%, 03/01/2021	21,837	22,811
8.00%, 03/01/2021	45	46
4.25%, 04/01/2021	784,000	835,464
4.25%, 04/01/2021	1,032,000	1,099,744
4.30%, 04/01/2021	290,650	309,645
4.33%, 04/01/2021	703,442	749,931
6.00%, 04/01/2021	7,165	7,494
6.00%, 04/01/2021	18,168	18,627
4.36%, 05/01/2021	1,475,573	1,576,916
4.39%, 05/01/2021	742,343	793,546
3.97%, 06/01/2021	615,759	652,655
4.02%, 06/01/2021	691,000	734,996
4.10%, 06/01/2021	661,204	703,660
4.19%, 06/01/2021	532,400	566,471
4.24%, 06/01/2021	1,666,842	1,776,520
4.26%, 06/01/2021	704,226	746,184
4.30%, 06/01/2021	1,221,301	1,303,518
4.34%, 06/01/2021	1,858,000	2,000,951
4.48%, 06/01/2021	929,000	999,276
3.86%, 07/01/2021	929,892	982,709
3.89%, 07/01/2021	897,606	950,066
3.94%, 07/01/2021	1,032,000	1,095,838
3.99%, 07/01/2021	516,856	548,492
4.06%, 07/01/2021	981,003	1,044,206
4.26%, 07/01/2021	2,216,050	2,366,597
4.31%, 07/01/2021	878,324	937,027
6.00%, 07/01/2021	3,140	3,212
4.05%, 08/01/2021	170,479	181,507
4.13%, 08/01/2021	758,488	806,890
4.50%, 08/01/2021	2,838,000	3,067,152
6.00%, 08/01/2021	36,382	37,926
3.77%, 09/01/2021	2,776,000	2,927,357
3.85%, 09/01/2021	838,537	887,555
3.88%, 09/01/2021	992,265	1,051,962
3.89%, 09/01/2021	1,422,556	1,508,504
3.92%, 09/01/2021	638,936	677,981
3.31%, 10/01/2021	1,637,170	1,701,574
3.40%, 10/01/2021	339,122	353,568
4.07%, 10/01/2021	1,748,959	1,867,578
3.43%, 11/01/2021	966,616	1,009,675
5.00%, 11/01/2021	63,963	65,444
3.03%, 12/01/2021	922,772	951,099
3.31%, 12/01/2021	374,426	389,554
3.42%, 12/01/2021	4,992,891	5,245,199
3.83%, 12/01/2021	1,548,000	1,645,307
6.00%, 12/01/2021	20,586	21,528
2.97%, 01/01/2022	740,257	761,565
3.03%, 01/01/2022	841,212	866,942
3.09%, 01/01/2022	1,294,042	1,337,345
3.12%, 01/01/2022	1,224,157	1,266,969
3.20%, 01/01/2022	817,376	848,268
2.99%, 02/01/2022	278,124	286,458
3.06%, 02/01/2022	863,000	892,288
3.14%, 02/01/2022	464,113	480,585
2.03% (1 Month LIBOR USD + 0.800%), 03/01/2022 (1)	918,683	920,453
2.75%, 03/01/2022	929,738	950,626
3.08%, 03/01/2022	406,792	420,490
3.14%, 03/01/2022	289,031	299,365
3.21%, 03/01/2022	310,000	322,427
2.70%, 04/01/2022	1,556,640	1,588,390
3.08%, 04/01/2022	975,171	1,009,025
3.73%, 04/01/2022	2,382,043	2,517,551
6.50%, 04/01/2022	19,793	20,781
2.77%, 05/01/2022	1,641,371	1,680,438
2.86%, 05/01/2022	1,402,517	1,440,985
2.94%, 05/01/2022	1,027,627	1,057,070
3.02%, 05/01/2022	650,522	671,379
3.10%, 05/01/2022	768,255	795,587
3.12%, 05/01/2022	937,202	971,107
6.50%, 05/01/2022	4,964	5,500
2.60%, 06/01/2022	826,573	838,593
2.76%, 06/01/2022	1,605,000	1,642,640
2.67%, 07/01/2022	624,000	636,530
2.69%, 07/01/2022	982,289	1,002,125
2.71%, 07/01/2022	997,273	1,018,771
2.82%, 07/01/2022	1,063,413	1,091,166
2.65%, 08/01/2022	1,032,000	1,051,879
2.47%, 09/01/2022	372,778	376,752
4.03%, 09/01/2022	1,194,446	1,281,733
2.39%, 10/01/2022	634,934	639,658
2.52%, 10/01/2022	954,861	967,099
2.57%, 10/01/2022	593,262	602,474
2.64%, 10/01/2022	660,530	672,735
2.37%, 11/01/2022	468,788	468,279
2.38%, 11/01/2022	850,590	856,424
2.41%, 11/01/2022	588,481	593,332
2.44%, 11/01/2022	808,466	816,243
2.45%, 11/01/2022	1,401,000	1,418,446
2.47%, 11/01/2022	516,000	521,519
2.55%, 11/01/2022	393,693	399,457
2.55%, 11/01/2022	1,232,470	1,250,513
7.50%, 11/01/2022	1,794	1,893
2.24%, 12/01/2022	636,758	636,863
2.28%, 12/01/2022	1,010,040	1,012,112
2.32%, 12/01/2022	373,344	374,840
2.34%, 12/01/2022	2,327,060	2,337,218
2.38%, 12/01/2022	489,388	492,660
2.39%, 12/01/2022	1,039,477	1,046,936
2.40%, 12/01/2022	1,632,000	1,644,226
2.42%, 12/01/2022	1,153,386	1,163,256
2.66%, 12/01/2022	1,500,000	1,528,181
6.50%, 12/01/2022	18,583	20,591
1.58% (1 Month LIBOR USD + 0.350%), 01/01/2023 (1)	4,250,420	4,237,573
1.62% (1 Month LIBOR USD + 0.390%), 01/01/2023 (1)	755,739	759,147
2.15%, 01/01/2023	478,970	476,969
2.33%, 01/01/2023	1,686,427	1,693,548
2.34%, 01/01/2023	1,346,981	1,362,191
2.37%, 01/01/2023	1,080,589	1,085,497
2.45%, 01/01/2023	721,305	728,432
2.51%, 01/01/2023	949,000	955,665
2.60%, 01/01/2023	759,730	772,616
2.40%, 02/01/2023	1,465,000	1,475,673
2.45%, 02/01/2023	1,290,000	1,300,169
6.00%, 02/01/2023	223,877	238,382
2.49%, 03/01/2023	789,406	798,511
2.50%, 04/01/2023	1,445,000	1,459,533
2.64%, 04/01/2023	349,079	355,671
2.70%, 04/01/2023	596,806	607,058
2.52%, 05/01/2023	3,302,000	3,338,158
2.54%, 05/01/2023	310,000	313,807
5.00%, 05/01/2023	18,168	19,090
2.42%, 06/01/2023	885,045	890,678
2.76%, 06/01/2023	1,744,980	1,785,980
2.77%, 06/01/2023	929,000	951,404
2.64%, 07/01/2023	413,000	419,213
3.67%, 07/01/2023	4,850,000	5,175,903
3.74%, 07/01/2023	559,460	595,503
3.59%, 08/01/2023	1,135,000	1,204,456
4.18%, 09/01/2023	1,398,610	1,520,101
3.76%, 10/01/2023	960,752	1,025,053
3.38%, 12/01/2023	2,500,000	2,624,133
3.50%, 12/01/2023	2,234,000	2,361,181
3.45%, 01/01/2024	1,782,341	1,878,171
6.00%, 01/01/2024	182,628	195,583
6.00%, 01/01/2024	62,893	67,570
7.00%, 01/01/2024	442	489
6.50%, 02/01/2024	83,575	89,795
10.00%, 02/01/2024	427	429
3.76%, 03/01/2024	1,265,000	1,353,462
8.00%, 05/01/2024	556	606
6.00%, 07/01/2024	43,573	46,907
6.50%, 07/01/2024	39,900	44,213
8.50%, 07/01/2024	1,370	1,535
5.00%, 08/01/2024	70,579	74,839
1.71% (1 Month LIBOR USD + 0.480%), 09/01/2024 (1)	3,651,535	3,650,228
7.50%, 10/01/2024	590	644
1.60% (1 Month LIBOR USD + 0.370%), 12/01/2024 (1)	5,000,000	5,006,241
2.90%, 12/01/2024	2,000,000	2,051,246
2.92%, 12/01/2024	1,000,000	1,021,720
3.08%, 12/01/2024	1,938,950	2,006,587
3.11%, 12/01/2024	2,500,000	2,584,822
2.93%, 01/01/2025	1,949,680	1,993,522
2.99%, 01/01/2025	1,562,233	1,603,217
3.64%, 01/01/2025	558,949	592,853
3.07%, 02/01/2025	4,995,000	5,116,823
2.70%, 04/01/2025	5,000,000	5,059,319
2.81%, 04/01/2025	1,400,000	1,420,261
6.50%, 04/01/2025	5,502	6,096
2.68%, 05/01/2025	1,921,732	1,942,138
8.50%, 05/01/2025	72	73
5.50%, 07/01/2025	81,730	90,323
3.10%, 09/01/2025	5,000,000	5,130,287
3.77%, 12/01/2025	3,500,000	3,752,541
3.50%, 01/01/2026	427,976	447,091
7.00%, 04/01/2026	5,683	5,948
6.00%, 07/01/2026	46,061	51,801
3.29%, 08/01/2026	1,500,000	1,554,347
3.29%, 08/01/2026	3,000,000	3,108,953
4.55%, 08/01/2026	995,876	1,097,954
4.76%, 08/01/2026	1,033,866	1,154,818
4.77%, 08/01/2026	657,707	729,725
6.50%, 08/01/2026	76,768	85,066
3.25%, 09/01/2026	1,500,000	1,549,796
2.29%, 10/01/2026	10,578,641	10,194,812
3.24%, 10/01/2026	1,901,880	1,969,538
3.00%, 10/15/2026 (5)	49,785,000	51,140,476
3.12%, 11/01/2026	1,000,000	1,010,857
3.29%, 11/01/2026	2,000,000	2,072,317
3.14%, 12/01/2026	1,902,907	1,950,392
3.24%, 12/01/2026	1,500,000	1,547,409
3.26%, 12/01/2026	987,921	1,021,356
4.66%, 12/01/2026	1,125,037	1,247,509
3.12%, 02/01/2027	1,462,414	1,499,852
3.25%, 02/01/2027	5,940,996	6,116,714
3.34%, 02/01/2027	1,500,000	1,574,398
2.91%, 03/01/2027	10,000,000	10,071,716
3.13%, 03/01/2027	6,835,000	6,986,973
3.50%, 03/01/2027	2,796,409	2,914,421
8.00%, 03/01/2027	7,263	8,022
3.00%, 04/01/2027	791,342	815,168
3.03%, 04/01/2027	1,500,000	1,524,305
2.79%, 05/01/2027	2,000,000	1,996,460
2.81%, 05/01/2027	2,000,000	2,001,913
2.83%, 05/01/2027	8,000,000	8,005,826
3.00%, 05/01/2027	4,673,246	4,813,893
4.00%, 05/01/2027	3,652,916	3,826,529
3.00%, 06/01/2027	2,000,000	2,026,446
8.00%, 06/01/2027	6,860	7,587
3.50%, 07/01/2027	3,569,023	3,724,871
3.50%, 07/01/2027	7,692,539	8,039,322
6.00%, 07/01/2027	58,224	65,480
2.39% (11th District Cost of Funds Index + 1.250%), 09/01/2027 (1)	5,105	5,141
2.50%, 09/01/2027	626,687	635,001
7.00%, 09/01/2027	976	1,115
6.00%, 11/01/2027	27,400	30,814
2.50%, 12/01/2027	1,422,115	1,440,985
6.00%, 12/01/2027	78,585	88,379
6.00%, 01/01/2028	136,985	154,060
2.50%, 03/01/2028	4,942,350	5,006,292
2.50%, 04/01/2028	5,815,790	5,890,998
5.00%, 05/01/2028	28,242	30,791
2.86%, 06/01/2028	4,283,419	4,287,516
8.00%, 06/01/2028	4,484	5,009
9.50%, 07/01/2028	934	982
2.57%, 08/01/2028	5,400,000	5,239,490
2.64%, 08/01/2028	3,398,841	3,316,206
3.00%, 08/01/2028	1,886,307	1,941,697
2.58%, 09/01/2028	3,830,000	3,714,451
2.59%, 09/01/2028	7,552,000	7,325,607
3.00%, 09/01/2028	2,887,919	2,973,703
8.00%, 09/01/2028	11,950	13,528
2.50%, 10/01/2028	679,759	688,532
2.55%, 10/01/2028	9,300,000	8,998,578
2.62%, 10/01/2028	9,733,000	9,539,492
6.00%, 10/01/2028	109,072	122,666
2.50%, 10/15/2028 (5)	24,770,000	24,933,522
8.00%, 11/01/2028	32,106	38,058
2.69%, 12/01/2028	4,567,000	4,456,499
3.00%, 12/01/2028	1,126,163	1,159,232
6.00%, 12/01/2028	3,600	4,049
6.00%, 01/01/2029	4,921	5,580
7.00%, 01/01/2029	8,451	9,190
3.21%, 03/01/2029	10,000,000	10,266,159
3.95% (11th District Cost of Funds Index + 1.250%), 03/01/2029 (1)	3,549	3,664
6.50%, 03/01/2029	19,489	22,089
3.26%, 04/01/2029	13,520,000	13,941,574
3.34%, 04/01/2029	5,168,183	5,344,866
2.99%, 07/01/2029	9,527,000	9,536,052
3.02%, 07/01/2029	8,200,000	8,231,194
2.99%, 08/01/2029	7,240,000	7,248,620
4.50%, 08/01/2029	223,097	240,043
3.09%, 09/01/2029	7,484,000	7,507,715
4.50%, 09/01/2029	263,903	283,933
6.00%, 09/01/2029	73,695	82,879
3.63%, 10/01/2029	1,441,262	1,521,265
6.50%, 11/01/2029	692,499	788,860
4.50%, 01/01/2030	395,641	425,769
3.55%, 02/01/2030	1,500,000	1,572,512
2.50%, 04/01/2030	2,905,439	2,934,965
3.03%, 04/01/2030	3,500,000	3,517,920
3.08%, 04/01/2030	2,000,000	2,026,011
2.50%, 05/01/2030	3,539,500	3,575,488
2.92%, 05/01/2030	4,000,000	3,931,365
2.94%, 05/01/2030	2,500,000	2,490,979
2.96%, 06/01/2030	1,983,790	1,989,206
3.13%, 06/01/2030	1,000,000	1,004,842
3.20%, 06/01/2030	1,000,000	1,015,040
3.30%, 07/01/2030	1,005,000	1,028,941
3.34%, 07/01/2030	1,500,000	1,542,433
3.39%, 09/01/2030	1,934,994	2,000,064
3.26%, 10/01/2030	5,081,154	5,189,952
3.00%, 02/01/2031	13,786,871	14,171,219
5.00%, 04/01/2031	165,270	183,139
2.00%, 08/01/2031	3,640,473	3,580,971
6.50%, 08/01/2031	16,504	19,127
2.50%, 10/01/2031	2,443,678	2,461,756
2.50%, 11/01/2031	4,511,025	4,544,396
4.00%, 11/01/2031	6,634,369	7,058,408
4.00%, 02/01/2032	449,714	473,451
6.50%, 02/01/2032	80,450	91,061
3.32%, 04/01/2032	6,270,635	6,431,939
7.00%, 06/01/2032	5,474	5,803
3.50%, 07/01/2032	161,547	168,805
7.00%, 08/01/2032	1,278	1,301
3.22%, 09/01/2032	6,000,000	6,027,005
5.50%, 11/01/2032	62,024	71,148
3.50%, 12/01/2032	413,282	431,360
5.00%, 12/01/2032	885	912
6.00%, 12/01/2032	206,534	235,367
6.00%, 12/01/2032	27,830	31,655
3.50%, 02/01/2033	772,467	806,466
5.50%, 02/01/2033	2,949	3,298
7.00%, 02/01/2033	1,672	1,795
5.50%, 03/01/2033	107,590	121,323
6.00%, 03/01/2033	6,836	7,795
6.00%, 03/01/2033	4,582	5,166
6.00%, 03/01/2033	7,882	8,867
6.00%, 03/01/2033	4,352	4,896
6.00%, 03/01/2033	2,730	3,070
5.50%, 04/01/2033	74,079	82,886
6.00%, 05/01/2033	25,526	29,408
3.50%, 06/01/2033	284,335	296,795
5.00%, 06/01/2033	21,130	23,446
7.00%, 06/01/2033	124,896	147,257
5.00%, 07/01/2033	20,790	23,070
5.00%, 07/01/2033	25,553	28,332
5.50%, 07/01/2033	17,473	19,561
3.37% (12 Month LIBOR USD + 1.610%), 08/01/2033 (1)	37,151	39,065
6.00%, 08/01/2033	11,601	13,197
2.88% (6 Month LIBOR USD + 1.410%), 09/01/2033 (1)	50,350	51,794
3.44% (12 Month LIBOR USD + 1.810%), 09/01/2033 (1)	18,703	19,789
5.50%, 09/01/2033	290,180	323,854
6.00%, 09/01/2033	16,186	18,530
6.00%, 09/01/2033	15,340	16,833
3.50%, 10/01/2033	13,823,920	14,445,171
4.50%, 10/01/2033	6,417,613	6,915,434
2.98% (12 Month LIBOR USD + 1.480%), 11/01/2033 (1)	46,942	49,108
4.50%, 11/01/2033	23,394	25,178
5.00%, 11/01/2033	6,844	7,541
5.00%, 11/01/2033	306,162	337,325
5.00%, 11/01/2033	4,792,546	5,280,317
5.50%, 11/01/2033	5,225	5,850
4.00%, 12/01/2033	61,893	65,160
5.50%, 12/01/2033	112,252	128,198
3.23% (12 Month LIBOR USD + 1.670%), 01/01/2034 (1)	14,972	15,748
5.50%, 01/01/2034	9,976	11,360
5.50%, 03/01/2034	10,460	11,772
5.00%, 04/01/2034	137,837	152,854
5.00%, 05/01/2034	43,203	48,094
3.28% (1 Year CMT Rate + 2.300%), 06/01/2034 (1)	53,465	56,382
2.90% (1 Year CMT Rate + 2.050%), 07/01/2034 (1)	5,418	5,727
2.59% (6 Month LIBOR USD + 1.200%), 08/01/2034 (1)	37,156	37,922
3.40% (12 Month LIBOR USD + 1.650%), 08/01/2034 (1)	27,541	28,969
3.50% (12 Month LIBOR USD + 1.750%), 08/01/2034 (1)	9,040	9,523
3.20% (12 Month LIBOR USD + 1.590%), 09/01/2034 (1)	5,482	5,790
4.50%, 09/01/2034	34,101	36,787
5.50%, 09/01/2034	25,380	28,425
2.85% (12 Month LIBOR USD + 1.470%), 10/01/2034 (1)	22,076	23,011
3.32% (1 Year CMT Rate + 2.380%), 10/01/2034 (1)	47,702	50,581
5.50%, 10/01/2034	33,844	35,860
2.65% (1 Year CMT Rate + 2.000%), 11/01/2034 (1)	7,902	8,280
3.16% (12 Month LIBOR USD + 1.660%), 11/01/2034 (1)	19,736	20,653
3.57%, 11/01/2034	1,404,307	1,460,648
3.61%, 11/01/2034	1,431,553	1,493,300
5.50%, 11/01/2034	80,362	90,046
6.00%, 11/01/2034	6,918	7,908
5.00%, 12/01/2034	355,577	391,779
5.00%, 12/01/2034	37,116	40,897
5.50%, 12/01/2034	4,793,149	5,373,425
2.89% (6 Month LIBOR USD + 1.510%), 01/01/2035 (1)	292,596	302,215
3.17% (12 Month LIBOR USD + 1.550%), 01/01/2035 (1)	13,656	14,347
5.00%, 01/01/2035	29,125	31,780
7.50%, 01/01/2035	55,858	66,408
2.96% (6 Month LIBOR USD + 1.530%), 02/01/2035 (1)	18,409	19,015
5.00%, 02/01/2035	4,214,509	4,643,626
5.00%, 02/01/2035	860,243	944,073
5.50%, 02/01/2035	87,888	98,537
3.15% (12 Month LIBOR USD + 1.540%), 03/01/2035 (1)	55,501	58,345
7.50%, 03/01/2035	63,470	75,033
3.17% (1 Year CMT Rate + 2.220%), 04/01/2035 (1)	62,963	66,509
3.45%, 04/01/2035	1,927,242	1,976,516
6.00%, 04/01/2035	128,868	147,369
3.17% (12 Month LIBOR USD + 1.310%), 05/01/2035 (1)	43,720	45,384
3.42% (12 Month LIBOR USD + 1.600%), 05/01/2035 (1)	9,252	9,709
3.12%, 06/01/2035	3,400,000	3,294,564
5.00%, 06/01/2035	734,627	809,459
5.00%, 06/01/2035	69,687	76,587
2.81% (1 Year CMT Rate + 2.010%), 07/01/2035 (1)	46,434	48,330
5.00%, 07/01/2035	3,967,280	4,371,639
5.00%, 07/01/2035	29,116	31,951
5.00%, 07/01/2035	3,498,868	3,854,936
3.14% (12 Month LIBOR USD + 1.390%), 08/01/2035 (1)	7,861	8,252
3.14% (12 Month LIBOR USD + 1.550%), 09/01/2035 (1)	32,295	33,761
5.00%, 09/01/2035	76,944	85,866
3.42% (1 Year CMT Rate + 2.470%), 10/01/2035 (1)	68,143	72,246
5.00%, 10/01/2035	372,953	411,064
5.00%, 10/01/2035	595,003	655,564
5.50%, 12/01/2035	43,006	46,090
2.79% (12 Month US Treasury Average + 1.990%), 01/01/2036 (1)	141,203	148,238
2.94% (1 Year CMT Rate + 2.240%), 01/01/2036 (1)	61,953	65,465
3.88% (12 Month LIBOR USD + 2.250%), 01/01/2036 (1)	3,705	3,761
5.00%, 01/01/2036	70,484	77,694
6.50%, 01/01/2036	397,669	456,224
3.88% (6 Month LIBOR USD + 2.500%), 02/01/2036 (1)	16,892	17,853
5.00%, 02/01/2036	54,766	60,349
6.00%, 02/01/2036	6,188	6,762
7.00%, 02/01/2036	49,908	55,875
3.88% (6 Month LIBOR USD + 2.500%), 03/01/2036 (1)	457,199	490,174
7.00%, 03/01/2036	2,206	2,456
5.50%, 04/01/2036	100,442	112,500
6.50%, 04/01/2036	1,041	1,051
3.59% (12 Month LIBOR USD + 1.840%), 05/01/2036 (1)	30,484	32,227
5.50%, 05/01/2036	132,724	147,832
5.50%, 05/01/2036	85,600	96,335
3.44% (12 Month LIBOR USD + 1.630%), 06/01/2036 (1)	31,315	32,942
3.59% (12 Month LIBOR USD + 1.820%), 06/01/2036 (1)	235,279	248,542
3.72% (12 Month LIBOR USD + 1.920%), 06/01/2036 (1)	50,396	53,454
3.52% (12 Month LIBOR USD + 1.770%), 07/01/2036 (1)	88,437	93,166
6.50%, 07/01/2036	7,810	8,983
3.18% (1 Year CMT Rate + 2.120%), 08/01/2036 (1)	42,247	44,351
3.45% (12 Month LIBOR USD + 1.700%), 08/01/2036 (1)	63,321	64,567
3.50% (1 Year CMT Rate + 2.500%), 08/01/2036 (1)	21,520	22,396
3.56% (12 Month LIBOR USD + 1.810%), 08/01/2036 (1)	182,757	192,913
6.50%, 08/01/2036	256,711	291,786
2.75% (6 Month LIBOR USD + 1.350%), 09/01/2036 (1)	234,722	241,303
2.91% (12 Month LIBOR USD + 1.620%), 09/01/2036 (1)	69,341	72,288
2.98% (6 Month LIBOR USD + 1.600%), 09/01/2036 (1)	42,866	44,360
3.20% (12 Month LIBOR USD + 1.820%), 09/01/2036 (1)	48,938	51,486
3.52% (12 Month LIBOR USD + 1.770%), 09/01/2036 (1)	163,971	172,815
5.50%, 09/01/2036	1,666,147	1,867,295
6.00%, 09/01/2036	467,998	533,822
2.50%, 10/01/2036	9,542,472	9,398,572
3.18% (12 Month LIBOR USD + 1.640%), 10/01/2036 (1)	109,330	114,492
3.36% (12 Month LIBOR USD + 2.080%), 10/01/2036 (1)	143,426	152,196
3.40% (12 Month LIBOR USD + 2.080%), 10/01/2036 (1)	77,778	82,696
6.50%, 10/01/2036	56,248	64,033
3.00%, 11/01/2036	9,265,477	9,439,444
3.39% (12 Month LIBOR USD + 1.890%), 11/01/2036 (1)	39,311	41,602
3.62% (12 Month LIBOR USD + 2.160%), 11/01/2036 (1)	46,010	48,862
5.50%, 11/01/2036	33,014	36,844
6.00%, 11/01/2036	70,364	79,947
2.50%, 12/01/2036	5,385,154	5,303,949
3.31% (12 Month LIBOR USD + 1.790%), 12/01/2036 (1)	181,769	190,856
3.44% (12 Month LIBOR USD + 1.940%), 12/01/2036 (1)	36,150	38,081
7.00%, 12/01/2036	7,973	8,709
2.83% (6 Month LIBOR USD + 1.450%), 01/01/2037 (1)	67,311	69,375
3.45% (12 Month LIBOR USD + 1.850%), 01/01/2037 (1)	46,026	48,648
6.50%, 01/01/2037	147,900	164,964
7.50%, 01/01/2037	14,819	15,957
2.87% (6 Month LIBOR USD + 1.460%), 02/01/2037 (1)	112,028	115,739
3.41% (6 Month LIBOR USD + 2.030%), 02/01/2037 (1)	107,917	113,809
5.50%, 03/01/2037	646,212	721,462
6.00%, 03/01/2037	118,539	128,733
7.00%, 03/01/2037	21,973	25,030
3.44% (12 Month LIBOR USD + 1.690%), 04/01/2037 (1)	152,811	159,684
5.50%, 04/01/2037	210,651	235,793
7.00%, 04/01/2037	16,690	18,504
7.00%, 04/01/2037	106,601	125,379
3.50%, 05/01/2037	7,140,374	7,427,071
5.50%, 05/01/2037	344,377	382,679
6.50%, 05/01/2037	8,565	8,782
7.50%, 05/01/2037	42,401	49,906
2.73% (6 Month LIBOR USD + 1.330%), 07/01/2037 (1)	110,907	114,002
3.22% (12 Month LIBOR USD + 1.470%), 07/01/2037 (1)	8,574	8,912
3.35% (12 Month LIBOR USD + 1.700%), 07/01/2037 (1)	234,888	246,172
3.58% (12 Month LIBOR USD + 1.840%), 07/01/2037 (1)	101,722	107,566
5.00%, 07/01/2037	273,321	300,970
5.00%, 07/01/2037	1,029,699	1,134,940
5.00%, 07/01/2037	759,359	836,711
4.15% (12 Month LIBOR USD + 2.370%), 08/01/2037 (1)	154,535	165,035
5.50%, 08/01/2037	1,299,390	1,459,639
6.50%, 08/01/2037	48,363	56,336
6.50%, 08/01/2037	37,533	44,132
3.15% (12 Month LIBOR USD + 1.460%), 09/01/2037 (1)	39,867	41,471
3.53% (12 Month LIBOR USD + 1.780%), 09/01/2037 (1)	10,728	11,008
3.56% (12 Month LIBOR USD + 1.810%), 09/01/2037 (1)	124,387	131,297
3.75% (12 Month LIBOR USD + 2.000%), 09/01/2037 (1)	14,580	14,934
4.38% (1 Year CMT Rate + 2.320%), 09/01/2037 (1)	20,930	22,292
6.00%, 09/01/2037	99,123	112,618
7.00%, 09/01/2037	69,232	76,618
6.50%, 10/01/2037	103,021	117,801
7.50%, 10/01/2037	231,326	276,117
2.93% (1 Year CMT Rate + 2.090%), 11/01/2037 (1)	85,322	89,756
3.18% (12 Month LIBOR USD + 1.520%), 11/01/2037 (1)	226,333	236,118
7.50%, 11/01/2037	79,036	92,244
8.00%, 11/01/2037	16,720	18,520
3.02% (1 Year CMT Rate + 2.240%), 12/01/2037 (1)	392,641	414,672
3.41% (12 Month LIBOR USD + 1.790%), 01/01/2038 (1)	26,354	27,435
5.50%, 01/01/2038	198,726	222,798
8.00%, 01/01/2038	7,650	9,101
5.00%, 02/01/2038	129,495	142,682
5.50%, 02/01/2038	255,154	286,067
6.00%, 04/01/2038	38,220	42,991
5.50%, 05/01/2038	40,156	42,744
6.00%, 05/01/2038	341,490	387,706
5.50%, 06/01/2038	1,446,820	1,607,395
5.50%, 06/01/2038	2,523	2,812
5.50%, 06/01/2038	194,030	216,602
5.50%, 09/01/2038	1,143,083	1,280,305
7.00%, 09/01/2038	83,992	103,154
6.50%, 10/01/2038	123,161	140,578
6.50%, 10/01/2038	480,296	548,619
7.00%, 10/01/2038	127,822	152,412
6.00%, 11/01/2038	87,673	101,099
7.00%, 11/01/2038	79,455	93,992
7.50%, 11/01/2038	59,133	71,350
7.00%, 12/01/2038	232,059	274,286
5.00%, 01/01/2039	3,162,410	3,484,359
7.00%, 01/01/2039	385,418	452,475
7.50%, 04/01/2039	274,367	342,082
5.50%, 06/01/2039	27,901	29,991
5.00%, 09/01/2039	178,043	194,569
5.50%, 09/01/2039	114,669	127,184
4.50%, 11/01/2039	34,693	37,383
5.50%, 12/01/2039	151,226	168,088
6.00%, 12/01/2039	1,725,103	1,960,563
5.50%, 01/01/2040	781,060	886,384
4.00%, 07/01/2040	6,841,121	7,232,659
4.00%, 08/01/2040	244,375	258,444
4.50%, 08/01/2040	5,193,745	5,619,091
4.50%, 08/01/2040	5,122,678	5,535,394
5.00%, 08/01/2040	444,268	487,186
5.00%, 08/01/2040	895,234	976,556
4.00%, 09/01/2040	1,790,262	1,893,192
3.50%, 10/01/2040 (5)	27,545,000	28,385,337
4.00%, 10/01/2040	2,046,898	2,164,168
4.50%, 10/01/2040	724,549	785,769
6.00%, 10/01/2040	2,264,807	2,571,255
3.50%, 11/15/2040 (5)	35,000,000	36,002,832
3.50%, 12/01/2040	148,464	153,822
4.00%, 12/01/2040	330,631	349,439
4.00%, 12/01/2040	1,779,298	1,881,307
4.50%, 12/01/2040	7,568,536	8,188,442
4.50%, 12/01/2040	2,164,505	2,341,974
4.00%, 01/01/2041	2,087,274	2,207,044
4.00%, 01/01/2041	964,003	1,018,970
4.00%, 01/01/2041	2,368,091	2,503,640
4.00%, 01/01/2041	716,826	757,678
4.00%, 01/01/2041	304,567	321,087
4.00%, 01/01/2041	1,410,237	1,490,916
4.00%, 01/01/2041	2,326,414	2,460,076
3.50%, 02/01/2041	12,499,451	12,950,596
4.00%, 02/01/2041	3,355,175	3,546,910
4.00%, 02/01/2041	83,405	88,135
4.00%, 02/01/2041	1,979,512	2,093,979
4.50%, 03/01/2041	1,583,091	1,712,763
5.50%, 03/01/2041	62,242	69,761
4.50%, 04/01/2041	1,412,606	1,528,256
4.50%, 05/01/2041	2,237,591	2,409,194
4.50%, 07/01/2041	504,549	544,544
6.00%, 07/01/2041	5,953,933	6,754,903
4.50%, 08/01/2041	3,934,830	4,247,120
4.00%, 09/01/2041	389,228	411,409
4.00%, 10/01/2041	1,479,355	1,563,599
4.00%, 10/01/2041	1,023,773	1,082,174
4.00%, 10/15/2041 (5)	69,320,000	72,959,300
4.50%, 10/15/2041 (5)	52,455,000	56,284,624
5.50%, 10/15/2041 (5)	7,750,000	8,575,859
3.50%, 11/01/2041	5,343,253	5,531,440
3.50%, 11/01/2041	530,852	549,551
3.50%, 12/01/2041	375,749	388,894
3.50%, 12/01/2041	9,842,629	10,189,343
3.50%, 12/01/2041	1,040,232	1,076,876
4.00%, 12/01/2041	1,998,919	2,112,657
4.00%, 12/01/2041	3,021,694	3,194,110
4.00%, 01/01/2042	4,444,503	4,696,621
4.50%, 01/01/2042	3,491,772	3,777,502
3.50%, 02/01/2042	645,634	668,347
3.50%, 02/01/2042	328,623	340,898
4.00%, 03/01/2042	184,823	192,796
3.50%, 04/01/2042	388,644	402,227
3.00%, 05/01/2042	729,007	735,026
3.50%, 05/01/2042	10,458,888	10,827,975
4.50%, 05/01/2042	849,333	922,295
5.00%, 05/01/2042	3,205,046	3,500,730
3.50%, 06/01/2042	2,319,382	2,401,219
3.50%, 07/01/2042	1,561,793	1,616,587
3.50%, 07/01/2042	5,488,301	5,679,745
4.00%, 07/01/2042	1,027,578	1,089,662
4.00%, 07/01/2042	628,776	666,820
4.00%, 07/01/2042	589,963	626,061
4.00%, 07/01/2042	534,079	566,462
3.50%, 08/01/2042	1,002,487	1,037,235
4.00%, 08/01/2042	7,489,902	7,917,504
3.50%, 09/01/2042	1,284,629	1,330,243
3.50%, 09/01/2042	7,147,420	7,396,640
3.50%, 09/01/2042	1,221,321	1,265,169
3.00%, 10/01/2042	6,671,537	6,726,669
3.50%, 10/01/2042	551,916	571,602
3.50%, 10/01/2042	633,349	655,229
3.50%, 10/01/2042	1,697,215	1,755,729
3.50%, 10/01/2042	963,227	996,089
3.00%, 10/15/2042 (5)	64,220,000	64,395,603
3.00%, 11/01/2042	2,579,748	2,601,067
3.50%, 11/01/2042	3,709,676	3,837,541
3.50%, 11/01/2042	9,259,969	9,581,048
4.50%, 11/01/2042	12,348,158	13,350,931
3.00%, 12/01/2042	1,541,449	1,554,182
3.00%, 12/01/2042	148,364	149,589
4.00%, 12/01/2042	707,034	745,878
2.50%, 01/01/2043	3,216,991	3,127,708
3.00%, 01/01/2043	2,038,874	2,050,029
3.00%, 01/01/2043	2,146,121	2,163,852
3.00%, 01/01/2043	2,278,600	2,297,414
3.00%, 01/01/2043	1,310,674	1,321,506
3.50%, 01/01/2043	1,052,925	1,090,315
3.50%, 01/01/2043	1,427,033	1,476,356
2.50%, 02/01/2043	1,444,628	1,404,534
3.00%, 02/01/2043	1,131,441	1,137,627
3.50%, 02/01/2043	93,265	96,458
3.50%, 02/01/2043	96,073	99,446
3.50%, 03/01/2043	5,936,961	6,139,620
3.50%, 03/01/2043	1,994,894	2,065,917
3.50%, 03/01/2043	741,149	767,474
3.00%, 04/01/2043	3,677,506	3,707,673
3.00%, 04/01/2043	1,609,898	1,623,186
3.50%, 04/01/2043	2,401,836	2,488,076
3.50%, 04/01/2043	6,184,476	6,395,048
3.00%, 05/01/2043	481,566	485,497
3.00%, 05/01/2043	177,729	179,161
3.00%, 05/01/2043	13,836,001	13,950,261
3.00%, 05/01/2043	349,989	352,876
3.50%, 05/01/2043	1,983,647	2,054,094
3.50%, 05/01/2043	127,244	131,923
3.50%, 05/01/2043	1,014,564	1,050,658
3.50%, 05/01/2043	2,672,392	2,767,361
3.00%, 06/01/2043	741,875	747,805
3.00%, 06/01/2043	115,621	116,577
3.00%, 06/01/2043	302,872	305,321
3.00%, 06/01/2043	9,325,474	9,400,628
3.00%, 06/01/2043	142,481	143,651
3.00%, 06/01/2043	898,914	906,343
3.50%, 06/01/2043	2,380,308	2,464,858
3.00%, 07/01/2043	547,303	551,799
3.00%, 07/01/2043	10,155,748	10,238,641
3.00%, 07/01/2043	145,868	147,029
3.00%, 07/01/2043	532,716	537,009
3.00%, 07/01/2043	407,488	410,751
3.00%, 07/01/2043	101,782	102,607
3.00%, 07/01/2043	108,036	108,907
3.00%, 07/01/2043	1,348,433	1,359,291
3.00%, 07/01/2043	432,343	435,839
3.00%, 07/01/2043	4,224,802	4,259,041
3.00%, 07/01/2043	1,932,916	1,948,195
3.50%, 07/01/2043	12,383,258	12,824,198
4.00%, 07/01/2043	1,405,905	1,492,085
3.00%, 08/01/2043	4,941,663	4,982,503
3.00%, 08/01/2043	1,126,534	1,135,844
3.00%, 08/01/2043	2,072,503	2,088,672
3.00%, 08/01/2043	2,250,988	2,268,970
3.00%, 08/01/2043	4,292,742	4,327,075
3.00%, 09/01/2043	3,251,726	3,277,566
3.00%, 09/01/2043	80,417	81,032
3.00%, 09/01/2043	144,995	146,092
3.00%, 09/01/2043	1,985,731	2,001,530
5.00%, 09/01/2043	1,735,607	1,892,415
2.50%, 10/01/2043	2,854,853	2,775,488
3.00%, 10/01/2043	118,578	119,515
3.00%, 10/01/2043	60,938	61,435
3.00%, 10/01/2043	139,149	140,299
4.00%, 11/01/2043	5,426,916	5,722,629
4.00%, 11/15/2043 (5)	9,500,000	9,983,906
4.00%, 12/01/2043	228,966	241,412
4.00%, 12/01/2043	2,815,866	2,997,303
3.00%, 02/01/2044	9,345,211	9,422,452
4.00%, 06/01/2044	6,391,736	6,753,946
4.00%, 09/01/2044	2,082,973	2,194,708
3.50%, 02/01/2045	11,003,514	11,386,712
3.00%, 04/01/2045	10,583,541	10,638,187
3.50%, 04/01/2045	17,011,021	17,542,802
3.00%, 05/01/2045	5,338,629	5,382,730
3.50%, 06/01/2045	3,830,844	3,950,600
3.50%, 06/01/2045	14,499,144	14,952,402
4.00%, 07/01/2045	11,395,165	12,062,180
3.50%, 10/01/2045	1,676,977	1,738,299
3.50%, 11/01/2045	4,263,831	4,397,122
4.00%, 12/01/2045	2,136,784	2,249,802
4.00%, 12/01/2045	10,240,628	10,782,318
3.50%, 01/01/2046	13,904,025	14,338,679
4.00%, 01/01/2046	6,065,773	6,386,835
4.50%, 02/01/2046	12,743,810	13,775,456
3.50%, 03/01/2046	1,851,294	1,919,825
4.00%, 03/01/2046	8,991,434	9,542,550
2.50%, 05/01/2046	1,860,574	1,801,329
3.50%, 05/01/2046	3,203,943	3,321,560
3.50%, 06/01/2046	5,365,113	5,562,183
3.50%, 06/01/2046	1,653,002	1,711,949
3.50%, 06/01/2046	8,682,394	8,992,306
2.50%, 07/01/2046	3,807,890	3,686,637
3.50%, 07/01/2046	302,991	313,810
4.00%, 07/01/2046	9,109,245	9,667,761
3.50%, 09/01/2046	3,804,001	3,930,921
3.00%, 10/01/2046	335,248	336,947
3.50%, 10/01/2046	692,882	717,625
4.00%, 10/01/2046	674,134	713,554
3.50%, 11/01/2046	18,510,551	19,089,210
4.00%, 11/01/2046	1,439,522	1,528,858
3.50%, 12/01/2046	14,598,104	15,054,455
3.50%, 12/01/2046	9,567,801	9,909,470
3.00%, 01/01/2047	5,158,943	5,185,137
3.50%, 01/01/2047	1,145,830	1,185,357
3.50%, 03/01/2047	9,981,330	10,337,508
3.50%, 03/01/2047	9,983,675	10,340,432
3.50%, 04/01/2047	9,816,477	10,167,753
3.50%, 04/01/2047	2,680,315	2,776,091
4.00%, 04/01/2047	2,394,881	2,553,410
4.00%, 04/01/2047	5,229,221	5,568,516
4.00%, 05/01/2047	5,181,994	5,502,955
4.00%, 05/01/2047	3,957,449	4,167,207
4.00%, 05/01/2047	7,188,793	7,658,959
4.00%, 06/01/2047	3,683,489	3,946,102
4.50%, 06/01/2047	7,880,805	8,468,626
3.50%, 07/01/2047	10,293,478	10,662,849
4.00%, 07/01/2047	4,288,349	4,553,960
4.00%, 07/01/2047	10,115,030	10,710,369
3.50%, 08/01/2047	10,087,257	10,436,762
3.50%, 09/01/2047	8,144,968	8,437,240
3.50%, 09/01/2047	5,176,924	5,372,298
6.00%, 11/01/2048	51,238	55,955
Fannie Mae REMIC Trust 2003-W1
6.50%, 12/25/2042 (3)	133,802	144,666
7.50%, 12/25/2042 (3)	35,707	40,658
Fannie Mae REMIC Trust 2003-W4
6.50%, 10/25/2042 (3)	19,949	23,427
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034	702,000	790,267
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044	110,898	126,071
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044	193,016	222,278
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046	176,158	199,177
Fannie Mae REMIC Trust 2007-W1
6.34%, 08/25/2047 (3)	23,505	26,032
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037	42,888	48,562
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037 PO	40,826	36,535
Fannie Mae REMIC Trust 2007-W7
31.76% (1 Month LIBOR USD + 39.180%), 07/25/2037 (1)	29,494	41,406
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049	860,646	971,703
Fannie Mae REMICS
5.00%, 10/25/2017	2	2
5.00%, 05/25/2018	3,225	3,250
4.75%, 09/25/2018	19,803	19,973
4.00%, 04/25/2019	5,408	5,447
8.00%, 07/25/2019	2,659	2,746
8.00%, 10/25/2019	842	875
4.00%, 11/25/2019	6,550	6,606
8.50%, 11/25/2019	554	581
9.00%, 11/25/2019	273	286
9.40%, 11/25/2019	419	440
7.50%, 12/25/2019	1,272	1,325
8.50%, 01/25/2020	147	155
8.80%, 01/25/2020	335	352
7.00%, 05/25/2020	132	140
5.50%, 06/25/2020	139	142
9.50%, 06/25/2020	243	260
7.00%, 07/25/2020	1,283	1,337
5.50%, 08/25/2020	137	141
6.50%, 08/25/2020	2,093	2,186
505.00%, 08/25/2020	3	20
1118.04%, 08/25/2020 IO	4	29
6.50%, 09/25/2020	917	959
7.00%, 09/25/2020	243	255
9.00%, 10/25/2020	1,074	1,143
19.74% (1 Month LIBOR USD + 21.600%), 11/25/2020 (1)	169	209
652.15%, 12/25/2020 IO	9	75
7.00%, 01/25/2021	324	340
5.00%, 03/25/2021	341	352
7.00%, 03/25/2021	13,187	13,799
15.51% (1 Month LIBOR USD + 17.680%), 05/25/2021 (1)	243	278
8.50%, 06/25/2021	294	318
8.75%, 06/25/2021	1,267	1,353
953.76%, 06/25/2021 (3)	5	31
6.50%, 07/25/2021	932	988
6.50%, 09/25/2021	78,272	82,964
13.86% (1 Month LIBOR USD + 15.100%), 09/25/2021 (1)	550	591
8.75%, 10/25/2021	2,309	2,439
24.35% (7 Year CMT Rate + 30.010%), 12/25/2021 (1)	299	361
6.00%, 02/25/2022	80,397	84,959
6.50%, 02/25/2022	13,065	13,879
0.00%, 03/25/2022 PO	31,675	30,634
7.50%, 06/25/2022	92	101
7.00%, 07/25/2022	1,237	1,311
7.50%, 07/25/2022	13,395	14,495
8.00%, 07/25/2022	845	844
8.00%, 07/25/2022	16,369	17,990
1184.78%, 07/25/2022 IO	5	80
6.00%, 08/25/2022	2,341	2,491
6.50%, 08/25/2022	3,291	3,531
1.26% (1 Month LIBOR USD + 0.020%), 09/25/2022 (1)	1,230	1,230
5.50%, 09/25/2022	1,639	1,714
6.00%, 09/25/2022	105,405	111,996
7.50%, 09/25/2022	11,412	12,234
7.75%, 09/25/2022	5,979	6,521
8.00%, 09/25/2022	17,779	19,524
0.00%, 10/25/2022 PO	1,744	1,668
1.41% (11th District Cost of Funds Index + 0.700%), 10/25/2022 (1)	1,032	1,044
7.00%, 10/25/2022	2,637	2,858
7.50%, 10/25/2022	8,475	9,256
7.90%, 01/25/2023	9,099	10,028
6.50%, 02/25/2023	3,665	3,918
7.00%, 02/25/2023	38,591	42,059
15.50% (1 Month LIBOR USD + 58.370%), 02/25/2023 (1)	1,487	1,953
5.50%, 03/25/2023	180,578	191,079
6.50%, 03/25/2023	2,795	3,017
7.00%, 03/25/2023	23,736	25,696
7.50%, 03/25/2023	9,185	10,066
7.70%, 03/25/2023	3,885	4,263
0.00%, 04/25/2023 PO	1,419	1,355
5.50%, 04/25/2023	10,256	10,829
5.50%, 04/25/2023	326,358	347,816
6.00% (1 Month LIBOR USD + 28.700%), 04/25/2023 (1)	6,364	7,014
7.00%, 04/25/2023	8,292	8,946
17.61% (7 Year CMT Rate + 22.300%), 04/25/2023 IO (1)	7,184	2,326
18.88% (11th District Cost of Funds Index + 20.530%), 04/25/2023 (1)	3,978	5,098
5.50%, 05/25/2023	78,045	83,409
7.00%, 05/25/2023	91,641	99,633
5.00%, 06/25/2023	46,074	46,790
5.26% (1 Month LIBOR USD + 6.500%), 06/25/2023 IO (1)	51,658	3,125
4.50%, 07/25/2023	127,751	135,682
5.39%, 07/25/2023 (3)	45,918	49,861
6.50%, 07/25/2023	2,198	2,374
7.00%, 07/25/2023	47,314	51,576
7.00%, 07/25/2023	30,116	32,672
2.12% (1 Month LIBOR USD + 0.880%), 08/25/2023 (1)	5,520	5,600
6.81% (1 Month LIBOR USD + 8.050%), 08/25/2023 IO (1)	1,603	153
6.88%, 08/25/2023	42,236	45,601
7.00%, 08/25/2023	74,854	81,415
8.56% (10 Year CMT Rate + 10.750%), 08/25/2023 IO (1)	38,354	6,377
0.00%, 09/25/2023 PO	3,512	3,341
0.00%, 09/25/2023 PO	1,381	1,324
1.89% (1 Month LIBOR USD + 0.650%), 09/25/2023 (1)	17,863	17,875
6.50%, 09/25/2023	3,938	4,276
12.50% (1 Month LIBOR USD + 77.310%), 09/25/2023 (1)	2,717	3,029
13.36% (11th District Cost of Funds Index + 14.860%), 09/25/2023 (1)	2,189	2,597
6.50%, 10/25/2023	58,961	65,369
6.50%, 10/25/2023	24,946	27,074
10.50% (11th District Cost of Funds Index + 63.390%), 10/25/2023 (1)	1,280	1,538
19.92% (1 Month LIBOR USD + 23.380%), 10/25/2023 (1)	3,567	4,842
26.66% (11th District Cost of Funds Index + 29.750%), 10/25/2023 (1)	1,919	2,703
0.00%, 11/25/2023 PO	396	377
6.50%, 11/25/2023	22,473	24,915
1.84% (1 Month LIBOR USD + 0.600%), 12/25/2023 (1)	1,736	1,740
2.24% (1 Month LIBOR USD + 1.000%), 12/25/2023 (1)	4,928	4,981
6.50%, 12/25/2023	5,958	6,497
12.24% (11th District Cost of Funds Index + 12.950%), 12/25/2023 (1)	2,293	2,760
20.17% (1 Month LIBOR USD + 24.500%), 12/25/2023 (1)	4,928	6,644
27.88% (11th District Cost of Funds Index + 31.010%), 12/25/2023 (1)	6,058	8,644
5.00%, 02/25/2024 IO	64,122	3,187
5.00%, 03/25/2024 IO	22,048	700
5.00%, 03/25/2024 IO	25,997	641
6.50%, 03/25/2024	19,804	21,511
6.50%, 03/25/2024	107,777	117,158
7.00%, 04/25/2024	163,448	177,629
7.00%, 04/25/2024	70,848	78,449
5.50%, 07/25/2024	19,702	21,083
5.50%, 08/25/2024	186,172	201,523
5.00%, 11/25/2024	291,407	311,675
8.50%, 01/25/2025	3,758	3,975
8.80%, 01/25/2025	7,335	8,450
1.54% (1 Month LIBOR USD + 0.300%), 07/25/2025 (1)	23,262	23,285
5.50%, 08/25/2025	166,201	181,743
5.50%, 01/25/2026	120,426	128,221
27.06% (1 Month LIBOR USD + 33.250%), 10/25/2026 (1)	23,866	35,506
7.00%, 11/25/2026	40,060	44,245
1.84%, 03/25/2027 IO (3)	20,553	560
1.84%, 03/25/2027 IO (3)	6,742	206
7.50%, 04/18/2027	7,014	8,058
7.50%, 04/20/2027	10,194	11,717
6.50%, 04/25/2027	24,431	27,087
7.50%, 05/20/2027	40,840	46,969
1.64% (1 Month LIBOR USD + 0.400%), 05/25/2027 (1)	3,453,184	3,474,032
6.50%, 07/18/2027	2,199	2,438
7.00%, 12/18/2027 IO	10,785	1,209
6.00%, 07/18/2028	13,019	14,633
6.36% (1 Month LIBOR USD + 7.600%), 07/25/2028 IO (1)	367,810	51,632
3.00%, 12/25/2028	1,237,521	1,206,286
6.00%, 12/25/2028	7,184	7,754
6.91% (1 Month LIBOR USD + 8.150%), 12/25/2028 IO (1)	12,033	1,393
5.00%, 03/25/2029	324,549	349,234
5.50%, 04/18/2029	29,554	32,387
6.35%, 04/25/2029	7,876	8,633
7.50%, 12/18/2029	11,975	13,718
7.50%, 02/25/2030	67,067	77,409
7.86% (1 Month LIBOR USD + 9.100%), 07/25/2030 IO (1)	22,800	4,018
8.50%, 01/25/2031 IO	3,096	664
7.00%, 03/25/2031	8,331	9,649
3.50%, 04/25/2031	1,084,000	1,134,645
6.00%, 07/25/2031 IO	42,073	9,394
7.00%, 07/25/2031	23,741	27,484
7.00%, 08/25/2031	44,476	50,718
6.50%, 09/25/2031	10,072	11,386
7.00%, 09/25/2031	10,666	12,347
7.00%, 09/25/2031	63,495	73,600
7.00%, 09/25/2031	11,429	13,147
20.17% (1 Month LIBOR USD + 24.500%), 09/25/2031 (1)	30,911	44,792
6.50%, 10/25/2031	7,837	8,613
19.24% (1 Month LIBOR USD + 22.950%), 10/25/2031 (1)	19,855	27,050
6.00%, 11/25/2031	76,297	85,760
7.00%, 11/25/2031	78,868	91,580
13.03% (1 Month LIBOR USD + 15.500%), 11/25/2031 (1)	22,460	30,320
14.58% (1 Month LIBOR USD + 17.470%), 12/25/2031 (1)	2,120	2,781
0.00%, 01/25/2032 PO	3,134	2,869
21.17% (1 Month LIBOR USD + 25.190%), 02/25/2032 (1)	7,350	12,834
1.60% (1 Month LIBOR USD + 8.100%), 03/25/2032 IO (1)	86,039	4,418
10.00% (1 Month LIBOR USD + 54.000%), 03/25/2032 (1)	1,179	1,490
0.00%, 04/25/2032 PO	2,447	2,139
6.00%, 04/25/2032	196,244	221,548
6.50%, 04/25/2032	35,641	40,446
6.50%, 05/25/2032	75,033	85,023
6.50%, 06/25/2032	30,115	33,749
6.50%, 07/25/2032 IO	138,962	21,770
6.50%, 08/25/2032	86,960	98,100
16.40% (1 Month LIBOR USD + 19.800%), 08/25/2032 (1)	48,095	51,508
2.04% (1 Month LIBOR USD + 0.800%), 11/25/2032 (1)	378,053	385,640
5.00%, 11/25/2032	19,885	21,206
6.00%, 11/25/2032	551,452	621,227
8.50% (1 Month LIBOR USD + 51.000%), 11/25/2032 (1)	24,683	26,995
0.00%, 12/25/2032 PO	16,264	14,706
5.50%, 12/25/2032	190,116	201,544
12.22% (1 Month LIBOR USD + 14.480%), 12/25/2032 (1)	13,352	16,353
0.00%, 01/25/2033 PO	8,982	8,936
6.50%, 02/25/2033	25,866	28,810
5.00%, 03/25/2033 IO	36,749	4,911
6.00%, 03/25/2033	7,974	7,990
4.00%, 04/25/2033	293,306	309,154
0.00%, 05/25/2033 PO	9,737	8,864
4.00%, 05/25/2033	14,967	15,684
6.00%, 05/25/2033 IO (3)	13,433	2,993
6.00%, 05/25/2033	124,000	136,944
6.00%, 05/25/2033	204,954	221,836
6.00%, 05/25/2033	51,341	57,809
6.50%, 05/25/2033 IO	129,471	30,290
7.00%, 05/25/2033 IO	221,568	27,652
5.75%, 06/25/2033	85,174	95,683
5.86% (1 Month LIBOR USD + 7.100%), 06/25/2033 IO (1)	104,277	7,831
11.73% (1 Month LIBOR USD + 14.200%), 06/25/2033 (1)	77,568	86,682
10.66% (1 Month LIBOR USD + 13.750%), 07/25/2033 (1)	32,321	39,047
11.73% (1 Month LIBOR USD + 14.200%), 07/25/2033 (1)	22,001	23,233
0.00%, 08/25/2033 PO	8,692	8,236
5.50%, 08/25/2033	146,735	163,100
5.50%, 08/25/2033 IO	315,318	59,221
5.82% (1 Month LIBOR USD + 7.470%), 08/25/2033 (1)	104,053	111,099
7.94% (1 Month LIBOR USD + 10.170%), 08/25/2033 (1)	9,385	10,840
14.44% (1 Month LIBOR USD + 18.150%), 08/25/2033 (1)	50,465	61,909
3.50%, 09/25/2033	1,500,000	1,547,787
10.44% (1 Month LIBOR USD + 12.500%), 09/25/2033 (1)	22,964	26,976
3.00%, 10/25/2033	908,000	899,475
5.50%, 10/25/2033	1,084,657	1,205,986
6.36% (1 Month LIBOR USD + 7.600%), 11/25/2033 IO (1)	169,369	33,038
0.00%, 12/25/2033 PO	125,776	114,361
11.63% (1 Month LIBOR USD + 14.100%), 12/25/2033 (1)	28,886	31,190
1.99% (1 Month LIBOR USD + 0.750%), 01/25/2034 (1)	184,432	188,224
9.66% (1 Month LIBOR USD + 11.520%), 01/25/2034 (1)	8,154	9,481
13.73% (1 Month LIBOR USD + 16.200%), 01/25/2034 (1)	19,073	22,690
5.50%, 02/25/2034	23,502	24,021
23.65% (1 Month LIBOR USD + 28.600%), 02/25/2034 (1)	36,083	39,695
0.00%, 03/25/2034 PO	160,967	147,703
1.64% (1 Month LIBOR USD + 0.400%), 03/25/2034 (1)	147,636	148,145
5.50%, 04/25/2034	291,384	324,760
16.12% (1 Month LIBOR USD + 19.530%), 04/25/2034 (1)	87,209	118,479
1.64% (1 Month LIBOR USD + 0.400%), 05/25/2034 (1)	343,068	344,866
13.10% (1 Month LIBOR USD + 16.500%), 05/25/2034 (1)	23,320	29,479
16.12% (1 Month LIBOR USD + 19.530%), 05/25/2034 (1)	146,679	195,645
19.05% (1 Month LIBOR USD + 24.000%), 05/25/2034 (1)	31,333	46,139
5.50%, 07/25/2034	575,427	628,965
11.77% (1 Month LIBOR USD + 14.240%), 07/25/2034 (1)	21,370	26,535
1.49% (1 Month LIBOR USD + 0.250%), 08/25/2034 (1)	101,073	101,049
16.40% (1 Month LIBOR USD + 19.800%), 11/25/2034 (1)	40,364	46,458
20.49% (1 Month LIBOR USD + 25.130%), 01/25/2035 (1)	10,925	12,319
0.00%, 04/25/2035 PO	86,399	84,122
1.59% (1 Month LIBOR USD + 0.350%), 04/25/2035 (1)	159,416	159,769
5.00%, 04/25/2035	863,789	943,598
13.91% (1 Month LIBOR USD + 17.000%), 05/25/2035 (1)	12,740	15,201
16.62% (1 Month LIBOR USD + 20.020%), 05/25/2035 (1)	180,925	233,120
16.73% (1 Month LIBOR USD + 20.130%), 05/25/2035 (1)	124,379	161,402
20.21% (1 Month LIBOR USD + 24.750%), 05/25/2035 (1)	41,533	54,251
5.00%, 06/25/2035	39,313	40,402
6.50%, 06/25/2035	951	969
19.31% (1 Month LIBOR USD + 25.500%), 06/25/2035 (1)	47,833	67,258
5.47% (1 Month LIBOR USD + 6.710%), 07/25/2035 IO (1)	107,524	17,878
5.75%, 07/25/2035	2,006,784	2,287,439
14.28% (1 Month LIBOR USD + 17.380%), 07/25/2035 (1)	41,119	55,832
5.50%, 08/25/2035	995,092	1,027,794
5.50%, 08/25/2035	158,978	175,360
13.61% (1 Month LIBOR USD + 16.700%), 08/25/2035 (1)	56,195	72,196
13.78% (1 Month LIBOR USD + 16.880%), 08/25/2035 (1)	69,986	89,175
0.00%, 09/25/2035 PO	23,628	22,330
19.25% (1 Month LIBOR USD + 24.200%), 09/25/2035 (1)	17,875	25,263
0.00%, 10/25/2035 PO	34,761	31,577
5.75%, 10/25/2035	154,360	170,530
13.78% (1 Month LIBOR USD + 16.880%), 10/25/2035 (1)	63,990	79,798
20.03% (1 Month LIBOR USD + 24.570%), 11/25/2035 (1)	319,614	466,311
5.50%, 12/25/2035	584,000	659,400
5.50%, 12/25/2035	83,479	89,267
6.00%, 12/25/2035	1,000,000	1,058,721
6.00%, 12/25/2035	30,342	33,395
0.00%, 01/25/2036 PO	12,836	12,472
5.50%, 01/25/2036	56,806	61,327
0.00%, 03/25/2036 PO	253,145	212,713
0.00%, 03/25/2036 PO	27,814	24,996
5.46% (1 Month LIBOR USD + 6.700%), 03/25/2036 IO (1)	928,199	184,269
5.50%, 03/25/2036	114,053	125,364
5.50%, 03/25/2036	340,579	380,840
5.50%, 03/25/2036	364,523	408,688
20.03% (1 Month LIBOR USD + 24.570%), 03/25/2036 (1)	22,855	34,871
0.00%, 04/25/2036 PO	40,796	37,220
0.00%, 04/25/2036 PO	85,624	76,268
0.00%, 04/25/2036 PO	89,019	80,653
1.49% (1 Month LIBOR USD + 0.250%), 04/25/2036 (1)	161,034	159,679
24.58% (1 Month LIBOR USD + 30.150%), 05/25/2036 (1)	28,115	46,121
0.00%, 06/25/2036 PO	155,379	142,294
0.00%, 06/25/2036 PO	199,263	180,866
0.00%, 06/25/2036 PO	47,647	43,108
0.00%, 06/25/2036 PO	69,612	64,344
0.00%, 06/25/2036 PO	23,044	21,016
1.64% (1 Month LIBOR USD + 0.400%), 06/25/2036 (1)	54,531	54,453
5.34% (1 Month LIBOR USD + 6.580%), 06/25/2036 IO (1)	198,881	29,761
19.66% (1 Month LIBOR USD + 24.200%), 06/25/2036 (1)	8,708	12,646
1.53% (1 Month LIBOR USD + 0.250%), 06/27/2036 (1)	815,709	799,884
0.00%, 07/25/2036 PO	14,818	13,269
0.00%, 07/25/2036 PO	29,251	25,843
0.00%, 07/25/2036 PO	54,762	48,399
0.00%, 07/25/2036 PO	36,495	35,312
1.53% (1 Month LIBOR USD + 0.290%), 07/25/2036 (1)	449,526	448,771
1.70% (1 Month LIBOR USD + 0.460%), 07/25/2036 (1)	47,222	47,562
5.28% (1 Month LIBOR USD + 6.520%), 07/25/2036 IO (1)	71,231	11,751
6.00%, 07/25/2036	641,835	718,296
6.50%, 07/25/2036	294,015	341,630
6.50%, 07/25/2036	389,692	447,827
23.85% (1 Month LIBOR USD + 28.800%), 07/25/2036 (1)	26,375	44,387
32.48% (1 Month LIBOR USD + 39.900%), 07/25/2036 (1)	20,943	37,075
0.00%, 08/25/2036 PO	53,727	49,634
0.00%, 08/25/2036 PO	40,284	36,397
0.00%, 08/25/2036 PO	99,378	90,316
0.00%, 08/25/2036 PO	19,114	17,638
1.59% (1 Month LIBOR USD + 0.350%), 08/25/2036 (1)	169,956	170,102
5.26% (1 Month LIBOR USD + 6.500%), 08/25/2036 IO (1)	93,197	24,179
6.50%, 08/25/2036	42,595	47,482
6.50%, 08/25/2036	225,876	254,941
0.00%, 09/25/2036 PO	27,294	25,335
0.00%, 09/25/2036 PO	52,981	48,438
0.00%, 09/25/2036 PO	55,675	51,297
6.50%, 09/25/2036	28,100	31,246
4.50%, 10/25/2036	253,789	271,271
21.25% (1 Month LIBOR USD + 26.200%), 10/25/2036 (1)	32,858	51,640
0.00%, 11/25/2036 PO	38,437	34,362
0.00%, 11/25/2036 PO	84,820	75,017
0.00%, 11/25/2036 PO	14,244	12,672
0.00%, 12/25/2036 PO	18,398	16,717
0.00%, 12/25/2036 PO	45,732	40,283
1.30% (1 Month LIBOR USD + 0.060%), 12/25/2036 (1)	124,026	122,122
1.34% (1 Month LIBOR USD + 0.060%), 12/25/2036 (1)	479,978	472,096
5.41% (1 Month LIBOR USD + 6.650%), 12/25/2036 IO (1)	209,108	29,387
21.61% (1 Month LIBOR USD + 26.560%), 12/25/2036 (1)	9,625	14,228
0.00%, 01/25/2037 PO	131,443	113,905
0.00%, 01/25/2037 PO	43,965	38,746
5.50%, 01/25/2037	60,006	63,315
1.49% (1 Month LIBOR USD + 0.250%), 02/25/2037 (1)	156,639	156,049
31.58% (1 Month LIBOR USD + 39.000%), 02/25/2037 (1)	8,374	24,520
0.00%, 03/25/2037 PO	38,046	34,397
1.74% (1 Month LIBOR USD + 0.500%), 03/25/2037 (1)	92,592	92,967
1.99% (1 Month LIBOR USD + 0.750%), 03/25/2037 (1)	86,618	88,743
4.84% (1 Month LIBOR USD + 6.080%), 03/25/2037 IO (1)	13,343	1,405
5.00%, 03/25/2037	10,639	11,425
5.20% (1 Month LIBOR USD + 6.440%), 03/25/2037 IO (1)	332,077	52,303
6.00%, 03/25/2037	533,801	579,804
0.00%, 04/25/2037 PO	128,813	118,744
4.86% (1 Month LIBOR USD + 6.100%), 04/25/2037 IO (1)	71,582	9,079
18.54% (1 Month LIBOR USD + 22.670%), 04/25/2037 (1)	72,375	103,575
0.00%, 05/25/2037 PO	22,890	21,120
1.54% (1 Month LIBOR USD + 0.300%), 05/25/2037 (1)	68,883	68,793
6.00%, 05/25/2037	265,145	294,007
1.64% (1 Month LIBOR USD + 0.400%), 06/25/2037 (1)	397,251	397,282
1.69% (1 Month LIBOR USD + 0.000%), 06/25/2037 (1)	31,578	32,855
4.54% (1 Month LIBOR USD + 5.780%), 06/25/2037 IO (1)	68,114	9,526
4.86% (1 Month LIBOR USD + 6.100%), 06/25/2037 IO (1)	263,410	41,247
4.86% (1 Month LIBOR USD + 6.100%), 06/25/2037 IO (1)	83,607	12,367
6.50%, 06/25/2037	40,855	45,262
0.00%, 07/25/2037 PO	90,232	82,336
1.61% (1 Month LIBOR USD + 0.370%), 07/25/2037 (1)	85,633	85,757
1.74% (1 Month LIBOR USD + 0.500%), 07/25/2037 (1)	49,431	49,724
5.16% (1 Month LIBOR USD + 6.400%), 07/25/2037 IO (1)	550,199	93,678
5.38% (1 Month LIBOR USD + 6.620%), 07/25/2037 IO (1)	240,180	25,483
5.50%, 07/25/2037	221,594	247,675
5.91% (1 Month LIBOR USD + 7.150%), 07/25/2037 IO (1)	930,014	198,663
13.41% (1 Month LIBOR USD + 16.500%), 07/25/2037 (1)	58,313	71,183
1.69% (1 Month LIBOR USD + 0.450%), 08/25/2037 (1)	296,943	298,088
5.50%, 08/25/2037	84,104	90,217
6.00%, 08/25/2037	128,137	141,273
6.00%, 08/25/2037	27,958	31,358
6.00%, 08/25/2037	158,057	172,560
6.00%, 08/25/2037	112,689	123,493
19.48% (1 Month LIBOR USD + 24.020%), 08/25/2037 (1)	78,736	118,387
1.69% (1 Month LIBOR USD + 0.450%), 09/25/2037 (1)	1,296,005	1,303,389
5.30% (1 Month LIBOR USD + 6.540%), 09/25/2037 IO (1)	290,776	54,283
13.06% (1 Month LIBOR USD + 16.150%), 09/25/2037 (1)	19,830	25,364
0.00%, 10/25/2037 PO	802,762	730,391
5.21% (1 Month LIBOR USD + 6.450%), 10/25/2037 IO (1)	283,386	44,217
5.22% (1 Month LIBOR USD + 6.460%), 10/25/2037 IO (1)	323,721	53,811
6.11%, 10/25/2037 (3)	92,710	102,472
5.12% (1 Month LIBOR USD + 6.360%), 12/25/2037 IO (1)	11,247	1,204
5.16% (1 Month LIBOR USD + 6.400%), 12/25/2037 IO (1)	321,706	44,518
5.21% (1 Month LIBOR USD + 6.450%), 12/25/2037 IO (1)	299,243	52,085
6.50%, 12/25/2037	238,191	271,463
1.39%, 01/25/2038 IO (3)	764,001	45,481
4.67% (1 Month LIBOR USD + 5.910%), 02/25/2038 IO (1)	307,060	43,292
4.76% (1 Month LIBOR USD + 6.000%), 02/25/2038 IO (1)	542,961	95,220
2.14% (1 Month LIBOR USD + 0.900%), 03/25/2038 (1)	70,071	71,543
4.96% (1 Month LIBOR USD + 6.200%), 03/25/2038 IO (1)	82,320	10,727
4.99% (1 Month LIBOR USD + 6.230%), 03/25/2038 IO (1)	75,989	9,258
5.75% (1 Month LIBOR USD + 6.990%), 03/25/2038 IO (1)	135,828	23,267
11.53% (1 Month LIBOR USD + 14.000%), 03/25/2038 (1)	32,587	38,807
5.50%, 04/25/2038	92,017	92,274
5.61% (1 Month LIBOR USD + 6.850%), 04/25/2038 IO (1)	78,227	9,330
5.66% (1 Month LIBOR USD + 6.900%), 04/25/2038 IO (1)	114,802	16,308
6.50%, 04/25/2038	78,258	83,586
16.99% (1 Month LIBOR USD + 20.700%), 04/25/2038 (1)	44,462	57,793
0.00%, 05/25/2038 PO	2,824	2,592
1.68%, 06/25/2038 IO (3)	377,210	20,117
5.00%, 07/25/2038	70,566	76,061
5.00%, 07/25/2038	75,570	82,351
5.50%, 07/25/2038	310,668	342,082
5.96% (1 Month LIBOR USD + 7.200%), 07/25/2038 IO (1)	80,377	11,612
4.61% (1 Month LIBOR USD + 5.850%), 09/25/2038 IO (1)	150,963	17,306
4.61% (1 Month LIBOR USD + 5.850%), 09/25/2038 IO (1)	284,768	35,459
4.50%, 11/25/2038	21,855	22,075
1.64% (1 Month LIBOR USD + 0.400%), 12/25/2038 (1)	113,633	113,878
4.00%, 02/25/2039	159,964	164,079
4.50%, 02/25/2039	13,172	13,743
5.31% (1 Month LIBOR USD + 6.550%), 02/25/2039 IO (1)	196,912	37,794
5.41% (1 Month LIBOR USD + 6.650%), 03/25/2039 IO (1)	116,290	19,465
1.69% (1 Month LIBOR USD + 0.450%), 04/25/2039 (1)	392,479	394,946
5.00%, 07/25/2039 IO	129,135	25,766
7.00%, 07/25/2039	5,768	6,314
5.00%, 08/25/2039	500,603	551,907
6.00%, 08/25/2039	570,174	642,056
5.00%, 09/25/2039	339,123	361,001
6.03%, 09/25/2039 (3)	242,236	274,501
4.66% (1 Month LIBOR USD + 5.900%), 10/25/2039 IO (1)	97,702	12,723
5.50%, 10/25/2039 IO	290,759	52,318
3.50%, 12/25/2039 (3)	546,734	582,493
4.94% (1 Month LIBOR USD + 6.180%), 12/25/2039 IO (1)	119,975	15,414
6.30%, 12/25/2039 (3)	400,431	452,266
0.00%, 01/25/2040 PO	71,040	61,879
5.01% (1 Month LIBOR USD + 6.250%), 01/25/2040 IO (1)	214,807	33,976
6.22%, 02/25/2040 (3)	97,741	110,360
6.22%, 03/25/2040 (3)	295,412	336,053
6.44%, 03/25/2040 (3)	323,504	371,364
10.19% (1 Month LIBOR USD + 12.660%), 03/25/2040 (1)	467,485	556,422
1.84% (1 Month LIBOR USD + 0.600%), 04/25/2040 (1)	121,646	122,534
5.18% (1 Month LIBOR USD + 6.420%), 04/25/2040 IO (1)	186,885	28,207
13.54% (1 Month LIBOR USD + 17.670%), 04/25/2040 (1)	209,176	283,736
1.84% (1 Month LIBOR USD + 0.600%), 05/25/2040 (1)	133,649	134,980
5.16% (1 Month LIBOR USD + 6.400%), 05/25/2040 IO (1)	97,319	13,733
0.00%, 06/25/2040 PO	115,769	99,089
5.00%, 06/25/2040	1,081,761	1,173,867
5.50%, 06/25/2040	1,007,000	1,070,694
5.50%, 07/25/2040	541,498	604,739
4.00%, 08/25/2040	1,716,499	1,737,662
5.00%, 09/25/2040	206,000	231,902
5.50%, 10/25/2040	2,012,000	2,237,832
3.20% (1 Month LIBOR USD + 4.440%), 11/25/2040 IO (1)	1,036,376	86,658
1.79% (1 Month LIBOR USD + 0.550%), 01/25/2041 (1)	267,197	268,482
5.29% (1 Month LIBOR USD + 6.530%), 01/25/2041 IO (1)	959,212	180,187
1.71%, 04/25/2041 IO (3)	1,836,307	87,864
1.74% (1 Month LIBOR USD + 0.500%), 07/25/2041 (1)	101,304	101,802
1.79% (1 Month LIBOR USD + 0.550%), 08/25/2041 (1)	316,771	320,265
1.74% (1 Month LIBOR USD + 0.500%), 11/25/2041 (1)	359,390	361,558
7.00%, 11/25/2041	1,697,534	1,983,202
7.00%, 11/25/2041	1,877,014	2,154,485
7.00%, 11/25/2041	2,227,424	2,602,807
3.50%, 03/25/2042	1,000,000	1,021,312
6.50%, 06/25/2042	74,453	86,039
1.69% (1 Month LIBOR USD + 0.450%), 09/25/2042 (1)	570,144	569,783
1.74% (1 Month LIBOR USD + 0.500%), 09/25/2042 (1)	279,597	280,912
1.74% (1 Month LIBOR USD + 0.500%), 09/25/2042 (1)	2,191,780	2,209,953
1.74% (1 Month LIBOR USD + 0.500%), 10/25/2042 (1)	892,000	900,319
3.00%, 02/25/2043	1,000,000	965,049
3.50%, 02/25/2043	575,257	594,199
0.00%, 09/25/2043 PO	1,836,625	1,494,342
0.00%, 10/25/2043 PO	1,277,312	1,039,593
0.00%, 12/25/2043 PO	3,388,657	2,790,299
3.00%, 08/25/2044	8,408,975	8,568,511
3.00%, 01/25/2046	2,727,458	2,777,737
4.86% (1 Month LIBOR USD + 6.100%), 11/25/2049 IO (1)	133,398	17,493
5.82%, 02/25/2051 (3)	179,972	195,444
5.43%, 07/25/2051 (3)	31,842	35,026
4.00%, 05/25/2053	6,086,401	6,419,099
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042	73,123	81,346
6.50%, 07/25/2042	125,334	146,547
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042	481,579	540,596
6.50%, 09/25/2042	196,306	224,948
Fannie Mae Trust 2003-W8
1.64% (1 Month LIBOR USD + 0.400%), 05/25/2042 (1)	43,589	43,061
7.00%, 10/25/2042	232,178	270,987
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033	313,619	366,228
Fannie Mae Trust 2004-W15
1.49% (1 Month LIBOR USD + 0.250%), 08/25/2044 (1)	193,783	192,398
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044	71,846	81,530
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044	72,311	84,758
Fannie Mae Trust 2005-W3
1.46% (1 Month LIBOR USD + 0.220%), 03/25/2045 (1)	1,567,243	1,529,668
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045	89,783	101,406
Fannie Mae Trust 2006-W2
2.83%, 11/25/2045 (3)	242,302	257,264
1.46% (1 Month LIBOR USD + 0.220%), 02/25/2046 (1)	756,647	756,068
Fannie Mae Whole Loan
1.50% (1 Month LIBOR USD + 0.260%), 11/25/2046 (1)	1,906,481	1,909,978
Fannie Mae-Aces
1.79% (1 Month LIBOR USD + 0.500%), 08/25/2019 (1)	306,413	306,274
4.33%, 03/25/2020 (3)	658,697	689,985
3.66%, 11/25/2020	547,252	562,863
3.73%, 06/25/2021	5,158,000	5,425,291
3.76%, 06/25/2021	990,943	1,034,782
2.92%, 08/25/2021	706,000	726,977
2.61%, 10/25/2021 (3)	3,000,000	3,049,584
2.16% (1 Month LIBOR USD + 0.930%), 11/25/2022 (1)	2,307,045	2,308,101
2.28%, 12/27/2022	1,357,000	1,351,823
2.39%, 01/25/2023 (3)	1,267,040	1,273,237
3.51%, 12/25/2023 (3)	8,394,000	8,860,595
3.50%, 01/25/2024 (3)	16,000,000	16,869,096
3.10%, 07/25/2024 (3)	1,066,000	1,096,583
3.02%, 08/25/2024 (3)	1,273,000	1,307,874
2.53%, 09/25/2024	1,390,000	1,382,576
2.72%, 10/25/2024	13,450,000	13,557,779
2.59%, 12/25/2024	1,640,000	1,632,880
3.15%, 12/25/2024 (3)	2,846,854	2,927,907
2.83%, 01/25/2025 (3)	3,500,000	3,542,854
2.90%, 01/25/2025 (3)	2,000,000	2,021,936
3.04%, 11/25/2025 (3)	8,800,000	8,948,256
2.38%, 09/25/2026	5,500,000	5,336,801
2.50%, 10/25/2026 (3)	5,335,000	5,160,154
2.57%, 12/25/2026 (3)	8,000,000	7,782,356
2.68%, 12/25/2026 (3)	43,307,000	42,394,985
2.96%, 02/25/2027 (3)	3,535,000	3,563,111
3.09%, 04/25/2027 (3)	23,211,000	23,504,134
3.06%, 05/25/2027 (3)	29,130,000	29,551,284
3.30%, 04/25/2029	4,540,000	4,606,586
2.98%, 08/25/2029	2,200,000	2,184,134
FDIC Guaranteed Notes Trust 2010-C1
2.98%, 12/06/2020 (2)	526,627	527,356
FHLMC-GNMA
7.00%, 03/25/2023	13,112	14,067
6.25%, 11/25/2023	9,043	9,737
7.50%, 04/25/2024	64,440	71,070
First Horizon Alternative Mortgage Securities Trust 2005-FA7
5.00%, 09/25/2020	7,477	7,505
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035	129,022	114,967
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2021	33,631	32,713
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 02/25/2037	52,462	46,201
First Horizon Alternative Mortgage Securities Trust 2007-FA4
4.41% (1 Month LIBOR USD + 5.650%), 08/25/2037 IO (1)	1,055,791	207,022
First Horizon Mortgage Pass-Through Trust 2004-AR7
3.19%, 02/25/2035 (3)	304,023	305,556
First Horizon Mortgage Pass-Through Trust 2005-AR1
3.16%, 04/25/2035 (3)	162,796	165,899
Freddie Mac Gold Pool
5.00%, 10/01/2017	460	462
6.50%, 11/01/2017	21	21
5.00%, 12/01/2017	5,601	5,742
5.00%, 12/01/2017	5,201	5,332
6.50%, 12/01/2017	40	40
5.50%, 01/01/2018	1,799	1,804
5.50%, 02/01/2018	1,809	1,815
5.50%, 04/01/2018	30,164	30,334
6.00%, 04/01/2018	607	610
6.50%, 04/01/2018	1	1
4.00%, 06/01/2018	559	578
4.50%, 08/01/2018	1,082	1,106
4.50%, 10/01/2018	8,063	8,244
4.50%, 10/01/2018	463	473
5.50%, 01/01/2019	6,154	6,213
6.50%, 09/01/2019	1,025	1,033
5.50%, 12/01/2019	8,139	8,286
6.00%, 02/01/2020	1,022	1,029
5.50%, 04/01/2020	11,260	11,415
5.50%, 06/01/2020	2,094	2,108
6.00%, 06/01/2020	7,086	7,271
8.00%, 07/01/2020	6	6
6.00%, 08/01/2020	3,676	3,783
6.00%, 07/01/2021	992	999
6.00%, 07/01/2021	14,992	15,344
6.00%, 01/01/2022	543	544
6.00%, 03/01/2022	2,339	2,374
6.50%, 03/01/2022	3,546	3,693
6.00%, 12/01/2022	6,602	7,427
5.50%, 02/01/2024	15,387	16,182
4.00%, 07/01/2024	373,274	390,861
8.00%, 08/01/2024	791	889
8.00%, 11/01/2024	600	649
7.50%, 08/01/2025	1,351	1,500
4.00%, 10/01/2025	88,604	92,789
3.50%, 11/01/2025	427,125	446,387
3.50%, 12/01/2025	1,373,101	1,438,308
10.00%, 03/17/2026	14,580	14,621
7.00%, 04/01/2026	1,582	1,766
4.00%, 05/01/2026	1,424,976	1,492,449
3.50%, 08/01/2026	1,613,898	1,695,596
3.50%, 01/01/2027	274,224	287,250
6.50%, 01/01/2028	51,818	58,593
2.50%, 03/01/2028	11,731,760	11,890,423
2.50%, 04/01/2028	3,033,369	3,074,373
3.00%, 07/01/2028	2,513,375	2,584,528
8.50%, 07/01/2028	4,185	4,848
3.00%, 08/01/2028	1,322,065	1,361,537
3.00%, 09/01/2028	4,944,747	5,088,750
3.00%, 10/01/2028	2,110,691	2,174,202
7.00%, 12/01/2028	61,678	69,571
3.00%, 05/01/2029	1,919,503	1,977,187
6.50%, 06/01/2029	20,155	22,526
7.00%, 07/01/2029	1,033	1,129
6.50%, 08/01/2029	110,335	126,563
6.00%, 10/01/2029	21,043	23,951
2.50%, 03/01/2030	2,118,840	2,136,545
2.50%, 07/01/2030	5,186,343	5,229,381
10.00%, 10/01/2030	101,670	108,685
7.00%, 01/01/2031	56,437	63,584
3.00%, 04/01/2031	8,239,632	8,473,135
2.50%, 08/01/2031	2,659,258	2,679,645
3.50%, 01/01/2032	748,089	781,809
7.50%, 01/01/2032	130,673	150,330
3.00%, 02/01/2032	13,091,616	13,475,705
3.50%, 03/01/2032	305,904	319,652
7.00%, 07/01/2032	5,573	6,142
7.00%, 08/01/2032	6,897	7,843
5.50%, 01/01/2033	118,643	132,290
3.50%, 02/01/2033	217,130	227,137
6.00%, 02/01/2033	79,210	86,441
3.50%, 05/01/2033	1,048,881	1,097,033
3.50%, 05/01/2033	292,142	305,553
5.50%, 10/01/2033	52,420	59,763
6.00%, 12/01/2033	14,264	16,046
3.50%, 01/01/2034	11,575,061	12,103,008
5.00%, 01/01/2034	40,619	44,579
6.00%, 01/01/2034	39,493	45,663
6.00%, 01/01/2034	30,935	34,134
5.00%, 06/01/2034	133,902	145,717
5.00%, 09/01/2034	110,729	122,638
6.50%, 11/01/2034	13,719	16,089
6.50%, 01/01/2035	126,871	142,434
5.00%, 03/01/2035	46,123	50,460
5.50%, 07/01/2035	107,058	119,647
4.50%, 11/01/2035	16,491	17,737
6.50%, 12/01/2035	83,098	95,027
6.50%, 12/01/2035	54,772	61,092
5.50%, 01/01/2036	27,570	30,769
5.00%, 03/01/2036	3,876,155	4,249,374
5.00%, 07/01/2036	3,555	3,897
5.00%, 11/01/2036	110,552	121,252
6.00%, 11/01/2036	9,613	10,360
6.50%, 11/01/2036	182,524	209,720
6.50%, 11/01/2036	30,989	35,281
6.50%, 11/01/2036	359,771	400,390
5.50%, 12/01/2036	51,714	57,747
6.00%, 12/01/2036	11,628	13,156
6.00%, 12/01/2036	24,433	27,709
6.50%, 12/01/2036	149,694	172,209
6.50%, 12/01/2036	349,178	401,146
7.50%, 12/01/2036	438,301	496,348
3.00%, 01/01/2037	3,726,141	3,794,965
6.50%, 01/01/2037	22,608	25,242
6.50%, 01/01/2037	6,563	6,768
6.50%, 02/01/2037	30,079	32,158
7.00%, 02/01/2037	10,740	12,332
5.00%, 03/01/2037	278,305	305,342
5.00%, 06/01/2037	336,785	369,403
6.50%, 06/01/2037	20,285	22,163
5.00%, 08/01/2037	323,518	354,907
6.50%, 11/01/2037	90,054	104,894
7.50%, 01/01/2038	81,700	94,796
7.50%, 01/01/2038	50,994	58,507
5.00%, 02/01/2038	350,952	384,435
5.00%, 03/01/2038	337,621	370,198
5.00%, 03/01/2038	90,671	99,510
5.00%, 03/01/2038	390,235	427,988
5.00%, 03/01/2038	350,682	384,223
6.50%, 03/01/2038	74,760	84,701
5.00%, 04/01/2038	270,276	294,240
5.50%, 05/01/2038	87,300	97,073
5.50%, 08/01/2038	110,654	123,237
5.00%, 09/01/2038	1,320	1,447
5.00%, 09/01/2038	270,167	296,158
7.50%, 09/01/2038	44,501	52,574
5.00%, 11/01/2038	115,677	126,857
5.00%, 11/01/2038	1,982	2,173
5.00%, 12/01/2038	321,798	352,806
5.00%, 12/01/2038	1,179	1,292
5.50%, 01/01/2039	4,082,214	4,570,547
5.00%, 02/01/2039	656,587	719,754
5.00%, 05/01/2039	10,460	11,636
4.50%, 07/01/2039	277,187	298,173
4.50%, 10/01/2039	2,362,887	2,542,097
5.00%, 10/01/2039	727,059	797,189
4.50%, 11/01/2039	2,701,482	2,906,377
4.50%, 11/01/2039	3,760,496	4,045,948
5.00%, 03/01/2040	3,720,168	4,081,330
5.50%, 03/01/2040	34,486	38,150
4.50%, 05/01/2040	1,287,810	1,384,426
5.50%, 05/01/2040	2,759,369	3,073,797
4.50%, 08/01/2040	609,039	655,207
5.00%, 08/01/2040	1,830,620	2,004,196
5.00%, 08/01/2040	465,102	509,678
5.50%, 08/01/2040	1,147,673	1,278,809
4.00%, 09/01/2040	991,320	1,047,481
4.50%, 09/01/2040	477,141	513,302
4.50%, 09/01/2040	1,866,507	2,008,019
4.00%, 11/01/2040	3,008,925	3,179,850
4.00%, 11/01/2040	52,874	55,865
4.00%, 11/15/2040 (5)	7,000,000	7,356,426
4.00%, 12/01/2040	1,832,120	1,936,176
4.00%, 12/01/2040	1,850,571	1,955,611
4.00%, 12/01/2040	1,320,159	1,401,888
4.00%, 12/01/2040	562,118	596,918
4.00%, 12/01/2040	1,497,622	1,590,329
4.00%, 01/01/2041	1,147,441	1,212,621
4.50%, 03/01/2041	361,475	389,615
5.00%, 04/01/2041	1,591,886	1,737,954
4.50%, 05/01/2041	2,700,013	2,904,572
5.00%, 06/01/2041	413,749	450,143
4.50%, 08/01/2041	1,006,364	1,082,753
4.00%, 10/01/2041	6,304,911	6,663,324
4.00%, 10/15/2041 (5)	50,215,000	52,855,209
4.00%, 11/01/2041	16,784	17,738
4.00%, 01/01/2042	295,891	312,712
3.50%, 05/01/2042	1,273,935	1,320,093
4.00%, 05/01/2042	20,966	22,159
3.50%, 06/01/2042	3,787,746	3,918,641
3.50%, 06/01/2042	598,206	619,885
4.00%, 06/01/2042	3,097,570	3,288,181
3.50%, 07/01/2042	13,917,176	14,422,366
3.00%, 08/01/2042	2,474,433	2,495,785
3.50%, 08/01/2042	1,183,521	1,226,174
3.50%, 09/01/2042	4,556,326	4,721,728
3.50%, 09/01/2042	8,200,552	8,497,261
3.00%, 10/01/2042	6,172,795	6,227,637
3.50%, 10/01/2042	3,588,266	3,718,477
4.00%, 10/01/2042	114,743	119,098
3.00%, 10/15/2042 (5)	9,825,000	9,854,936
3.50%, 10/15/2042 (5)	41,020,000	42,297,067
3.00%, 11/01/2042	606,340	611,748
3.00%, 11/01/2042	7,995,735	8,064,644
3.50%, 11/01/2042	146,922	152,003
3.50%, 11/01/2042	4,136,618	4,286,382
3.50%, 11/01/2042	1,477,550	1,531,116
3.50%, 11/15/2042 (5)	25,500,000	26,246,074
3.50%, 01/01/2043	10,513,479	10,893,496
4.00%, 01/01/2043	341,422	362,249
3.00%, 02/01/2043	522,323	527,043
3.00%, 03/01/2043	6,757,218	6,818,281
3.00%, 03/01/2043	3,339,905	3,370,282
3.50%, 03/01/2043	1,043,092	1,080,953
3.00%, 04/01/2043	122,512	123,587
3.00%, 04/01/2043	9,992,728	10,082,479
3.50%, 05/01/2043	376,870	389,907
3.00%, 06/01/2043	47,204	47,522
3.00%, 06/01/2043	18,876,271	19,034,208
3.50%, 06/01/2043	2,209,863	2,290,073
3.50%, 06/01/2043	1,288,257	1,332,818
4.00%, 06/01/2043	22,689	24,151
3.00%, 07/01/2043	35,813	36,098
3.00%, 07/01/2043	467,559	471,470
3.00%, 08/01/2043	8,971,858	9,039,568
3.00%, 08/01/2043	694,843	699,513
4.50%, 08/01/2043	3,531,496	3,835,308
3.00%, 09/01/2043	594,056	597,313
4.00%, 09/01/2043	9,796,539	10,352,868
4.00%, 09/01/2043	263,355	279,360
3.50%, 10/01/2043	283,488	293,778
3.00%, 11/01/2043	70,734	71,209
4.00%, 11/01/2043	265,606	279,992
4.00%, 11/01/2043	120,689	127,696
4.00%, 12/01/2043	317,426	334,456
4.00%, 12/01/2043	1,071,709	1,133,596
4.00%, 12/01/2043	2,461,796	2,594,448
4.00%, 01/01/2044	186,406	197,623
4.00%, 01/01/2044	748,571	789,088
4.00%, 03/01/2044	4,172,915	4,394,906
4.50%, 03/01/2044	1,009,552	1,081,814
3.50%, 05/01/2044	20,003,735	20,768,926
4.50%, 05/01/2044	1,481,330	1,587,649
4.50%, 07/01/2044	463,546	496,774
4.50%, 07/01/2044	49,170	52,696
4.50%, 09/01/2044	2,889,863	3,097,071
4.00%, 10/01/2044	11,280,649	11,971,820
4.00%, 01/01/2045	713,087	750,835
3.50%, 03/01/2045	4,515,276	4,659,563
3.00%, 05/01/2045	2,822,199	2,841,915
3.00%, 05/01/2045	1,579,582	1,591,992
3.00%, 06/01/2045	786,251	789,190
3.00%, 10/01/2045	6,513,874	6,573,789
4.00%, 10/01/2045	1,054,966	1,110,812
4.00%, 10/01/2045	13,446,752	14,158,574
3.50%, 12/01/2045	5,428,113	5,601,570
3.50%, 01/01/2046	13,051,574	13,522,365
4.00%, 01/01/2046	4,513,572	4,811,838
3.50%, 02/01/2046	10,501,206	10,836,775
3.50%, 03/01/2046	12,422,730	12,899,077
3.50%, 07/01/2046	5,646,887	5,827,335
4.00%, 08/01/2046	3,410,771	3,591,325
3.00%, 09/01/2046	1,773,227	1,780,753
3.00%, 10/01/2046	2,119,430	2,128,427
3.00%, 10/01/2046	3,425,739	3,439,219
4.50%, 10/01/2046	5,513,855	5,909,899
3.00%, 11/01/2046	15,288,919	15,346,711
3.00%, 12/01/2046	13,490,209	13,547,471
3.00%, 01/01/2047	11,010,719	11,052,339
3.00%, 01/01/2047	10,135,252	10,178,313
3.00%, 02/01/2047	12,539,291	12,592,567
3.00%, 05/01/2047	13,588,715	13,652,769
4.50%, 07/01/2047	9,504,006	10,351,634
Freddie Mac Multifamily Structured Pass Through Certificates
5.05%, 01/25/2019	3,175,000	3,270,696
5.09%, 03/25/2019	9,000,000	9,336,294
2.31%, 03/25/2020	6,850,000	6,900,265
1.69%, 06/25/2020 IO (3)	50,534,348	1,740,999
2.57%, 09/25/2020 (3)	12,325,000	12,492,896
2.60%, 09/25/2020	664,378	672,421
3.13%, 06/25/2021	12,700,000	13,135,153
1.57%, 05/25/2022 IO (3)	53,766,995	2,930,199
2.36%, 08/25/2022	3,968,000	3,985,476
2.86%, 08/25/2022	6,965,000	7,119,233
1.93% (1 Month LIBOR USD + 0.700%), 09/25/2022 (1)	3,327,840	3,337,226
2.84%, 09/25/2022	2,665,000	2,719,550
1.00%, 10/25/2022 IO (3)	22,664,433	821,767
2.31%, 12/25/2022	6,000,000	5,912,314
2.52%, 01/25/2023	2,000,000	2,017,424
2.62%, 01/25/2023	8,500,000	8,579,694
3.11%, 02/25/2023	13,450,000	13,948,730
3.32%, 02/25/2023 (3)	5,550,000	5,814,190
3.00%, 01/25/2024	6,195,061	6,375,180
3.49%, 01/25/2024	18,300,000	19,353,366
3.10%, 02/25/2024	11,250,000	11,558,622
3.39%, 03/25/2024	4,286,000	4,507,251
2.91%, 04/25/2024	15,422,000	15,757,455
3.04%, 07/25/2024	10,000,000	10,214,951
2.81%, 09/25/2024	6,287,000	6,366,209
2.77%, 05/25/2025	4,250,000	4,266,533
3.16%, 05/25/2025 (3)	5,600,000	5,775,107
3.33%, 08/25/2025 (3)	10,000,000	10,456,032
1.50%, 03/25/2026 (3)	27,886,137	2,639,398
3.17%, 09/25/2026 (3)	7,915,000	8,081,588
3.36%, 12/25/2026	27,000,000	28,084,747
3.51%, 01/25/2027 (3)	6,000,000	6,269,485
3.24%, 04/25/2027	3,316,000	3,422,285
3.33%, 05/25/2027	1,779,000	1,828,754
3.12%, 06/25/2027	4,263,000	4,351,073
3.08%, 01/25/2031	4,126,000	4,127,482
Freddie Mac Non Gold Pool
2.83% (1 Year CMT Rate + 2.120%), 07/01/2019 (1)	362	365
3.13% (1 Year CMT Rate + 2.130%), 07/01/2026 (1)	4,168	4,187
2.83% (1 Year CMT Rate + 2.110%), 01/01/2027 (1)	7,548	7,872
3.02% (1 Year CMT Rate + 2.190%), 04/01/2030 (1)	3,750	3,938
2.95% (1 Year CMT Rate + 2.370%), 09/01/2032 (1)	5,462	5,767
3.03% (1 Year CMT Rate + 2.240%), 05/01/2033 (1)	209,386	220,827
2.86% (1 Year CMT Rate + 2.230%), 12/01/2033 (1)	31,240	32,993
3.48% (12 Month LIBOR USD + 1.750%), 04/01/2034 (1)	46,963	49,385
3.13% (1 Year CMT Rate + 2.370%), 09/01/2034 (1)	146,010	154,823
2.94% (1 Year CMT Rate + 2.250%), 01/01/2035 (1)	192,516	203,068
2.94% (1 Year CMT Rate + 2.250%), 01/01/2035 (1)	74,428	78,609
3.42% (12 Month LIBOR USD + 1.670%), 08/01/2035 (1)	14,318	15,059
3.56% (6 Month LIBOR USD + 2.130%), 12/01/2035 (1)	54,464	57,569
3.09% (1 Year CMT Rate + 2.250%), 02/01/2036 (1)	129,896	137,200
3.33% (12 Month LIBOR USD + 1.720%), 02/01/2036 (1)	26,625	27,984
3.78% (12 Month LIBOR USD + 2.040%), 03/01/2036 (1)	115,653	122,598
4.09% (12 Month LIBOR USD + 2.470%), 03/01/2036 (1)	100,322	107,845
3.01% (1 Year CMT Rate + 2.250%), 05/01/2036 (1)	83,223	87,676
3.12% (1 Year CMT Rate + 2.250%), 05/01/2036 (1)	125,889	132,752
4.06% (12 Month LIBOR USD + 2.300%), 05/01/2036 (1)	27,507	29,485
3.69% (12 Month LIBOR USD + 1.940%), 06/01/2036 (1)	375,064	397,282
3.77% (12 Month LIBOR USD + 1.990%), 06/01/2036 (1)	109,961	116,303
3.10% (1 Year CMT Rate + 2.250%), 07/01/2036 (1)	58,733	62,045
3.15% (6 Month LIBOR USD + 1.770%), 07/01/2036 (1)	61,503	64,232
3.25% (1 Year CMT Rate + 2.250%), 07/01/2036 (1)	44,602	47,159
3.00% (6 Month LIBOR USD + 1.630%), 08/01/2036 (1)	14,749	15,275
3.13% (6 Month LIBOR USD + 1.680%), 08/01/2036 (1)	78,975	82,182
3.18% (6 Month LIBOR USD + 1.710%), 08/01/2036 (1)	322,012	335,016
3.52% (12 Month LIBOR USD + 1.770%), 09/01/2036 (1)	124,505	130,868
3.61% (12 Month LIBOR USD + 1.880%), 09/01/2036 (1)	159,170	168,094
2.86% (1 Year CMT Rate + 2.360%), 10/01/2036 (1)	103,709	109,914
3.05% (12 Month LIBOR USD + 1.600%), 10/01/2036 (1)	62,685	66,587
3.12% (6 Month LIBOR USD + 1.700%), 10/01/2036 (1)	175,212	181,680
3.17% (6 Month LIBOR USD + 1.790%), 10/01/2036 (1)	65,777	68,640
3.19% (6 Month LIBOR USD + 1.810%), 10/01/2036 (1)	139,688	146,106
3.54% (6 Month LIBOR USD + 2.040%), 10/01/2036 (1)	17,360	17,973
3.58% (12 Month LIBOR USD + 2.200%), 10/01/2036 (1)	66,274	70,922
2.87% (1 Year CMT Rate + 2.240%), 11/01/2036 (1)	66,614	70,329
3.09% (1 Year CMT Rate + 2.250%), 11/01/2036 (1)	234,800	248,465
3.14% (12 Month LIBOR USD + 1.640%), 11/01/2036 (1)	111,422	116,538
3.24% (12 Month LIBOR USD + 1.670%), 11/01/2036 (1)	31,207	32,731
3.29% (12 Month LIBOR USD + 1.770%), 11/01/2036 (1)	70,673	74,307
3.10% (12 Month LIBOR USD + 1.590%), 12/01/2036 (1)	340,497	355,294
3.23% (12 Month LIBOR USD + 1.690%), 12/01/2036 (1)	7,558	7,949
3.31% (12 Month LIBOR USD + 1.670%), 12/01/2036 (1)	301,529	315,314
3.59% (12 Month LIBOR USD + 2.000%), 12/01/2036 (1)	151,351	160,525
3.63% (12 Month LIBOR USD + 2.130%), 12/01/2036 (1)	5,010	5,394
3.04% (6 Month LIBOR USD + 1.670%), 01/01/2037 (1)	16,164	16,879
3.54% (12 Month LIBOR USD + 1.910%), 01/01/2037 (1)	72,752	76,929
3.37% (12 Month LIBOR USD + 1.700%), 02/01/2037 (1)	15,437	16,205
3.51% (12 Month LIBOR USD + 1.880%), 02/01/2037 (1)	11,408	12,044
3.52% (6 Month LIBOR USD + 2.110%), 02/01/2037 (1)	154,921	163,708
3.68% (12 Month LIBOR USD + 1.980%), 02/01/2037 (1)	89,605	95,058
3.96% (12 Month LIBOR USD + 2.240%), 02/01/2037 (1)	24,585	26,343
3.31% (6 Month LIBOR USD + 1.900%), 03/01/2037 (1)	278,126	290,989
3.85% (12 Month LIBOR USD + 2.170%), 03/01/2037 (1)	51,551	54,166
4.02% (12 Month LIBOR USD + 2.360%), 03/01/2037 (1)	26,844	28,560
2.93% (6 Month LIBOR USD + 1.550%), 04/01/2037 (1)	11,067	11,641
3.54% (12 Month LIBOR USD + 1.910%), 04/01/2037 (1)	2,749	2,834
3.75% (12 Month LIBOR USD + 2.000%), 04/01/2037 (1)	78,638	83,049
2.93% (6 Month LIBOR USD + 1.520%), 05/01/2037 (1)	97,350	100,505
3.39% (6 Month LIBOR USD + 2.010%), 05/01/2037 (1)	43,661	45,860
3.39% (6 Month LIBOR USD + 2.010%), 05/01/2037 (1)	104,616	110,091
3.50% (6 Month LIBOR USD + 2.120%), 05/01/2037 (1)	32,278	34,020
3.76% (12 Month LIBOR USD + 2.050%), 05/01/2037 (1)	191,939	203,035
3.94% (12 Month LIBOR USD + 2.180%), 05/01/2037 (1)	144,653	154,314
3.42% (12 Month LIBOR USD + 1.700%), 06/01/2037 (1)	66,748	70,064
3.65% (12 Month LIBOR USD + 1.870%), 07/01/2037 (1)	38,288	40,255
3.40% (12 Month LIBOR USD + 1.750%), 11/01/2037 (1)	47,153	49,535
3.76% (12 Month LIBOR USD + 2.070%), 04/01/2038 (1)	121,846	129,382
3.61% (12 Month LIBOR USD + 1.880%), 05/01/2038 (1)	80,886	85,014
3.46% (12 Month LIBOR USD + 1.840%), 07/01/2040 (1)	93,998	98,707
Freddie Mac Reference REMIC
6.00%, 04/15/2036	454,982	517,756
6.00%, 05/15/2036	627,410	703,837
Freddie Mac REMICS
5.50%, 10/15/2017	202	202
5.00%, 12/15/2017	1,005	1,007
5.50%, 12/15/2017	2,248	2,254
5.00%, 01/15/2018	2,945	2,945
4.50%, 05/15/2018	2,910	2,925
6.50%, 05/15/2018	385	388
4.50%, 06/15/2018	26,238	26,374
4.87% (1 Month LIBOR USD + 6.100%), 06/15/2018 IO (1)	3,942	52
4.50%, 07/15/2018	26,475	26,613
0.00%, 03/15/2019 PO	18,677	18,476
6.50%, 03/15/2019 IO	645	21
0.00%, 02/15/2020 PO	121,882	119,524
5.00%, 02/15/2020 IO	20,474	816
5.00%, 02/15/2020 IO	36,313	1,535
6.50%, 03/15/2020	2,653	2,740
10.07% (1 Month LIBOR USD + 12.290%), 03/15/2020 (1)	4,729	4,817
9.50%, 04/15/2020	73	74
9.60%, 04/15/2020	282	291
10.00%, 06/15/2020	43	44
7.80%, 09/15/2020	26	27
9.00%, 10/15/2020	292	311
6.95%, 01/15/2021	1,233	1,278
8.60%, 01/15/2021	5	5
9.50%, 01/15/2021	280	298
9.00%, 04/15/2021	296	324
2.18% (1 Month LIBOR USD + 0.950%), 05/15/2021 (1)	204	206
5.00%, 05/15/2021	636	647
6.75%, 05/15/2021	555	572
7.00%, 05/15/2021	3,745	3,952
29.80% (1 Month LIBOR USD + 34.000%), 05/15/2021 (1)	105	136
39.67% (1 Month LIBOR USD + 45.230%), 05/15/2021 (1)	143	157
6.00%, 07/15/2021 (3)	770	802
5.50%, 08/15/2021	356	367
7.00%, 09/15/2021	1,781	1,861
8.50%, 09/15/2021	1,965	2,149
6.79%, 11/15/2021 (3)	83,903	86,491
0.00%, 12/15/2021 PO	43,966	43,675
1046.97% (1 Month LIBOR USD + 1,199.990%), 01/15/2022 IO (1)	7	56
5.00%, 03/15/2022	305,351	313,407
7.00%, 03/15/2022	900	957
6.00%, 05/15/2022	583	613
7.00%, 05/15/2022	1,070	1,095
7.50%, 08/15/2022	1,611	1,773
8.00%, 08/15/2022	4,037	4,429
2.38% (1 Month LIBOR USD + 1.150%), 09/15/2022 (1)	2,733	2,781
5.50%, 10/15/2022	71,827	75,859
4.06% (1 Month LIBOR USD + 4.680%), 12/15/2022 (1)	2,490	2,598
5.50%, 12/15/2022	23,504	24,824
1.71% (11th District Cost of Funds Index + 1.000%), 02/15/2023 (1)	376	383
7.50%, 02/15/2023	25,343	27,806
5.50%, 03/15/2023	146,000	159,767
2.38% (1 Month LIBOR USD + 1.150%), 04/15/2023 (1)	14,050	14,351
5.50%, 04/15/2023	147,000	161,172
7.00%, 04/15/2023	21,789	23,726
7.50%, 04/15/2023	4,312	4,736
5.00%, 05/15/2023	21,630	22,714
7.00%, 05/15/2023	2,210	2,413
7.85% (3 Month CMT Rate + 8.900%), 05/15/2023 (1)	9,578	10,656
0.00%, 06/15/2023 PO	456	454
0.00%, 06/15/2023 PO	626	623
5.32% (1 Month LIBOR USD + 6.550%), 06/15/2023 IO (1)	4,218	55
5.60%, 06/15/2023	43,813	46,607
1.37% (10 Year CMT Rate + -0.700%), 07/15/2023 (1)	8,940	8,912
7.37% (1 Month LIBOR USD + 8.600%), 07/15/2023 (1)	12,074	12,902
24.70% (11th District Cost of Funds Index + 27.470%), 07/15/2023 (1)	1,878	2,598
2.21% (11th District Cost of Funds Index + 1.500%), 08/15/2023 (1)	525	540
6.50%, 09/15/2023	59,022	65,456
7.00%, 09/15/2023	17,814	19,364
29.18% (1 Month LIBOR USD + 34.500%), 09/15/2023 (1)	7,601	11,531
0.00%, 10/15/2023 PO	16,374	16,227
6.25%, 10/15/2023	9,987	10,785
18.74% (1 Month LIBOR USD + 22.750%), 10/15/2023 (1)	5,255	7,260
5.00%, 11/15/2023	281,962	298,172
5.50%, 11/15/2023	71,486	75,957
6.00%, 11/15/2023	24,436	26,236
5.00%, 12/15/2023	28,789	30,413
6.50%, 12/15/2023	25,771	27,864
6.50%, 12/15/2023	13,658	14,799
7.00%, 01/15/2024	8,757	9,546
0.00%, 02/15/2024 PO	5,959	5,415
0.00%, 02/15/2024 PO	9,235	8,922
7.00%, 02/15/2024	1,655	1,940
10.00% (11th District Cost of Funds Index + 44.150%), 02/15/2024 (1)	2,165	2,864
16.46% (1 Month LIBOR USD + 19.240%), 02/15/2024 (1)	1,021	1,327
1.34% (10 Year CMT Rate + -0.850%), 03/15/2024 (1)	745	740
1.83% (1 Month LIBOR USD + 0.600%), 03/15/2024 (1)	1,565	1,585
7.00%, 03/15/2024	42,627	46,607
7.00%, 03/15/2024	8,045	8,794
28.26% (11th District Cost of Funds Index + 31.430%), 03/15/2024 IO (1)	5,272	1,908
7.50%, 04/15/2024	28,588	31,407
0.00%, 05/15/2024 PO	6,150	5,819
8.41% (10 Year CMT Rate + 10.600%), 05/15/2024 IO (1)	14,725	2,695
6.00%, 06/15/2024	26,360	29,789
7.50%, 08/15/2024	6,460	7,250
4.00%, 12/15/2024	206,000	218,572
5.00%, 12/15/2024	79,282	85,047
27.04% (1 Month LIBOR USD + 33.830%), 04/15/2025 (1)	23,916	32,297
4.50%, 06/15/2025	722,000	782,049
13.79% (1 Month LIBOR USD + 16.880%), 08/15/2025 (1)	13,189	15,663
22.60% (1 Month LIBOR USD + 28.030%), 10/15/2025 (1)	27,312	37,164
3.50%, 01/15/2026	2,000,000	2,108,702
5.00%, 03/15/2026	265,687	277,533
6.50%, 03/15/2026	3,843	4,164
6.50%, 07/15/2026	27,493	30,490
7.50%, 09/15/2026	3,937	4,456
8.00%, 09/15/2026	12,155	14,068
6.50%, 01/15/2027	19,502	21,628
7.50%, 01/15/2027	26,823	30,608
7.50%, 01/15/2027	9,364	10,734
1.93% (1 Month LIBOR USD + 0.700%), 02/15/2027 (1)	750	763
6.00%, 05/15/2027	23,729	25,807
7.25%, 07/15/2027	1,151	1,309
7.50%, 09/15/2027	9,791	11,325
6.50%, 12/15/2027	13,924	15,472
7.00%, 03/15/2028 IO	16,187	3,130
7.50%, 03/15/2028	50,824	58,505
7.50%, 05/15/2028	17,029	19,523
6.50%, 06/15/2028	25,284	28,263
7.00%, 06/15/2028	3,114	3,522
6.00%, 07/15/2028	10,671	11,687
6.25%, 08/15/2028	53,966	59,020
6.50%, 08/15/2028	50,411	56,313
6.00%, 09/15/2028	9,523	10,523
7.00%, 10/15/2028 IO	19,735	2,330
6.00%, 11/15/2028	43,287	47,906
6.00%, 12/15/2028	86,612	95,807
1.83% (1 Month LIBOR USD + 0.600%), 01/15/2029 (1)	20,750	21,076
6.00%, 01/15/2029	116,365	132,173
6.00%, 02/15/2029	24,766	27,334
6.25%, 02/15/2029	131,655	145,725
25.19% (1 Month LIBOR USD + 30.550%), 03/15/2029 (1)	3,379	5,458
7.00%, 04/15/2029 IO	1,838	215
4.00%, 05/15/2029	340,009	346,317
7.00%, 06/15/2029	102,352	116,225
7.50%, 06/15/2029 IO	8,389	1,038
7.00%, 07/15/2029	51,543	59,096
7.00%, 08/15/2029	28,561	32,554
4.00%, 11/15/2029 IO	213,615	14,497
7.50%, 11/15/2029	133	154
8.00%, 11/15/2029	24,282	27,862
7.00%, 01/15/2030	50,734	58,457
8.00%, 01/15/2030	49,181	58,321
8.00%, 01/15/2030	14,487	17,129
8.00%, 03/15/2030	9,665	11,305
5.00%, 04/15/2030	702,000	789,871
8.00%, 04/15/2030	14,764	17,513
7.50%, 05/15/2030	10,197	11,976
7.50%, 08/15/2030	10,821	12,245
7.25%, 09/15/2030	29,324	34,242
7.00%, 10/15/2030	32,571	37,524
7.50%, 10/15/2030	776	910
7.50%, 10/15/2030	3,191	3,734
7.25%, 12/15/2030	37,784	43,606
7.00%, 03/15/2031	19,591	22,429
6.50%, 05/15/2031	9,445	10,748
7.00%, 06/15/2031	20,855	23,959
8.50%, 06/15/2031	41,076	47,604
6.00%, 07/15/2031	10,693	12,024
7.00%, 07/15/2031	39,853	45,862
6.50%, 08/15/2031	247,554	287,565
6.50%, 08/15/2031	19,023	21,489
6.50%, 08/15/2031	20,879	23,431
6.50%, 08/15/2031	23,331	25,770
6.50%, 10/15/2031	22,667	25,106
6.50%, 01/15/2032	25,560	28,990
6.50%, 01/15/2032	36,599	41,547
2.13% (1 Month LIBOR USD + 0.900%), 02/15/2032 (1)	121,610	124,219
6.38%, 02/15/2032	26,745	29,235
6.50%, 02/15/2032	46,728	53,129
6.50%, 02/15/2032	43,118	49,042
6.77% (1 Month LIBOR USD + 8.000%), 02/15/2032 IO (1)	94,551	21,527
7.42% (1 Month LIBOR USD + 8.650%), 02/15/2032 IO (1)	20,104	5,153
13.63% (1 Month LIBOR USD + 16.100%), 02/15/2032 (1)	53,802	68,779
16.29% (1 Month LIBOR USD + 19.500%), 02/15/2032 (1)	49,289	73,301
6.50%, 03/15/2032	61,417	69,733
6.50%, 03/15/2032	56,864	63,181
6.72% (1 Month LIBOR USD + 7.950%), 03/15/2032 IO (1)	39,948	9,108
6.77% (1 Month LIBOR USD + 8.000%), 03/15/2032 IO (1)	26,060	5,452
7.00%, 03/15/2032	47,644	54,996
7.00%, 03/15/2032	38,940	44,739
6.50%, 04/15/2032	135,584	151,785
6.50%, 04/15/2032	15,012	17,050
6.50%, 04/15/2032	93,598	106,210
7.00%, 04/15/2032	28,497	32,219
7.00%, 04/15/2032	85,883	98,339
6.50%, 05/15/2032	49,773	56,592
7.00%, 05/15/2032	38,046	44,281
6.50%, 06/15/2032	55,817	63,381
6.50%, 06/15/2032	44,878	49,852
6.50%, 06/15/2032	34,252	38,252
6.50%, 07/15/2032	65,725	74,034
6.50%, 07/15/2032	41,869	46,544
0.00%, 09/15/2032 PO	1,464,044	1,314,823
6.00%, 09/15/2032	64,784	73,063
0.00%, 12/15/2032 PO	791	789
0.00%, 12/15/2032 PO	13,886	13,775
0.00%, 12/15/2032 PO	30,218	26,397
1.98% (1 Month LIBOR USD + 0.750%), 12/15/2032 (1)	63,712	64,936
6.00%, 12/15/2032	59,395	67,117
6.00%, 12/15/2032	110,063	122,579
15.64% (1 Month LIBOR USD + 18.600%), 12/15/2032 (1)	37,562	50,479
6.00%, 01/15/2033	80,688	91,458
6.00%, 02/15/2033	56,427	64,039
6.00%, 02/15/2033	281,950	315,430
6.00%, 03/15/2033	49,309	53,036
6.50%, 03/15/2033 IO	32,224	6,100
12.59% (1 Month LIBOR USD + 14.850%), 06/15/2033 (1)	108,523	139,184
5.00%, 07/15/2033	869,828	964,361
6.18% (1 Month LIBOR USD + 6.800%), 07/15/2033 (1)	462	538
10.82% (1 Month LIBOR USD + 13.290%), 07/15/2033 (1)	30,720	37,900
3.00%, 08/15/2033	495,000	496,706
12.50% (1 Month LIBOR USD + 14.760%), 09/15/2033 (1)	32,592	41,327
6.90% (1 Month LIBOR USD + 8.010%), 10/15/2033 (1)	902,383	977,196
13.78% (1 Month LIBOR USD + 16.500%), 11/15/2033 (1)	15,592	21,009
1.83% (1 Month LIBOR USD + 0.600%), 12/15/2033 (1)	251,919	253,414
5.00%, 01/15/2034	384,632	417,447
5.50%, 02/15/2034	12,536	13,114
6.00%, 05/15/2034	233,494	254,342
19.97% (1 Month LIBOR USD + 24.490%), 06/15/2034 (1)	84,410	107,951
0.00%, 07/15/2034 PO	161,411	141,089
3.45% (1 Month LIBOR USD + 0.000%), 07/15/2034 (1)	63,663	66,884
4.00%, 11/15/2034 IO	197,963	3,359
0.00%, 01/15/2035 PO	474	471
0.00%, 02/15/2035 PO	48,751	44,415
22.73% (1 Month LIBOR USD + 28.160%), 02/15/2035 (1)	62,419	86,533
0.00%, 04/15/2035 PO	80,364	73,910
6.00%, 04/15/2035	1,057,000	1,210,179
1.63% (1 Month LIBOR USD + 0.400%), 05/15/2035 (1)	84,929	85,172
1.53% (1 Month LIBOR USD + 0.300%), 06/15/2035 (1)	94,859	94,728
13.84% (1 Month LIBOR USD + 17.030%), 06/15/2035 (1)	3,757	4,617
0.00%, 08/15/2035 PO	8,638	7,955
2.03% (1 Month LIBOR USD + 0.800%), 08/15/2035 (1)	83,658	85,365
0.00%, 09/15/2035 PO	37,669	34,580
15.89% (1 Month LIBOR USD + 20.000%), 11/15/2035 (1)	47,509	67,060
6.00%, 01/15/2036	186,691	212,473
20.04% (1 Month LIBOR USD + 24.570%), 01/15/2036 (1)	14,103	20,625
0.00%, 02/15/2036 PO	154,998	143,431
0.00%, 02/15/2036 PO	40,669	35,760
0.00%, 02/15/2036 PO	51,694	46,958
0.00%, 02/15/2036 PO	35,194	30,853
0.00%, 03/15/2036 PO	10,190	9,154
0.00%, 03/15/2036 PO	95,005	86,028
0.00%, 03/15/2036 PO	87,971	81,342
6.00%, 03/15/2036	2,226	3,136
0.00%, 04/15/2036 PO	179,250	165,057
0.00%, 04/15/2036 PO	53,575	48,251
0.00%, 04/15/2036 PO	101,167	88,410
0.00%, 04/15/2036 PO	185,614	168,218
6.00%, 04/15/2036	123,302	139,149
6.00%, 04/15/2036	987,334	1,107,374
6.00%, 04/15/2036 IO	100,481	20,582
0.00%, 05/15/2036 PO	49,434	44,695
0.00%, 05/15/2036 PO	76,492	65,846
0.00%, 05/15/2036 PO	14,304	11,551
0.00%, 05/15/2036 PO	15,397	13,939
1.68% (1 Month LIBOR USD + 0.450%), 05/15/2036 (1)	736,835	739,819
1.73% (1 Month LIBOR USD + 0.500%), 05/15/2036 (1)	370,171	371,686
0.00%, 06/15/2036 PO	170,715	157,725
6.00%, 06/15/2036	31,176	34,933
6.00%, 06/15/2036	15,114	15,172
16.27% (1 Month LIBOR USD + 19.660%), 06/15/2036 (1)	31,804	42,705
0.00%, 07/15/2036 PO	35,616	31,793
5.87% (1 Month LIBOR USD + 7.100%), 07/15/2036 IO (1)	10,865	1,179
6.50%, 07/15/2036	164,022	184,825
6.50%, 07/15/2036	111,498	124,299
0.00%, 08/15/2036 PO	52,292	46,045
5.42% (1 Month LIBOR USD + 6.650%), 08/15/2036 IO (1)	803,971	136,754
5.50%, 08/15/2036	84,858	90,909
5.50%, 08/15/2036	237,993	261,593
0.00%, 09/15/2036 PO	30,197	27,980
0.00%, 09/15/2036 PO	22,998	18,273
0.00%, 10/15/2036 PO	59,477	52,655
5.47% (1 Month LIBOR USD + 6.700%), 10/15/2036 IO (1)	73,309	10,039
7.50%, 11/15/2036	870,114	1,018,674
0.00%, 12/15/2036 PO	29,912	25,865
7.00%, 12/15/2036	2,104,644	2,447,543
7.50%, 12/15/2036	711,682	852,545
0.00%, 01/15/2037 PO	29,746	25,956
4.91% (1 Month LIBOR USD + 6.140%), 01/15/2037 IO (1)	53,437	7,038
0.00%, 02/15/2037 PO	81,957	74,404
0.00%, 02/15/2037 PO	9,655	8,724
1.67% (1 Month LIBOR USD + 0.440%), 02/15/2037 (1)	61,795	61,931
6.00%, 02/15/2037	87,269	92,881
0.00%, 03/15/2037 PO	17,309	16,438
5.22% (1 Month LIBOR USD + 6.450%), 03/15/2037 IO (1)	83,249	10,268
9.00% (1 Month LIBOR USD + 70.640%), 03/15/2037 (1)	28,229	34,570
0.00%, 04/15/2037 PO	38,920	35,789
6.00%, 04/15/2037	90,712	101,726
0.00%, 05/15/2037 PO	2,901	2,671
0.00%, 05/15/2037 PO	59,918	55,235
0.00%, 05/15/2037 PO	336,718	287,607
6.00%, 05/15/2037	134,188	138,455
0.00%, 06/15/2037 PO	33,658	30,578
0.00%, 06/15/2037 PO	7,785	7,318
0.00%, 07/15/2037 PO	429,817	366,199
1.63% (1 Month LIBOR USD + 0.400%), 07/15/2037 (1)	1,488,033	1,488,732
4.50%, 07/15/2037 IO	419,102	8,785
5.37% (1 Month LIBOR USD + 6.600%), 07/15/2037 IO (1)	69,493	9,434
4.00%, 08/15/2037 IO	436,331	17,315
0.00%, 09/15/2037 PO	45,084	41,694
1.83% (1 Month LIBOR USD + 0.600%), 09/15/2037 (1)	23,217	23,450
4.00%, 10/15/2037 IO	138,660	2,353
4.00%, 10/15/2037 IO	249,208	6,633
1.91% (1 Month LIBOR USD + 0.680%), 11/15/2037 (1)	909,866	921,872
5.19% (1 Month LIBOR USD + 6.420%), 11/15/2037 IO (1)	366,332	48,721
5.22% (1 Month LIBOR USD + 6.450%), 11/15/2037 IO (1)	225,784	29,996
4.77% (1 Month LIBOR USD + 6.000%), 01/15/2038 IO (1)	440,234	75,574
14.36% (1 Month LIBOR USD + 17.450%), 02/15/2038 (1)	17,969	22,043
5.50%, 03/15/2038	647,096	718,998
5.57% (1 Month LIBOR USD + 6.800%), 04/15/2038 IO (1)	175,060	29,328
5.50%, 05/15/2038	92,563	99,271
4.97% (1 Month LIBOR USD + 6.200%), 06/15/2038 IO (1)	196,908	23,991
6.00%, 06/15/2038	25,453	28,422
6.00%, 06/15/2038	525,300	579,350
4.62% (1 Month LIBOR USD + 5.850%), 08/15/2038 IO (1)	347,411	50,646
5.69%, 10/15/2038 (3)	153,658	171,096
5.50%, 01/15/2039	263,486	292,725
2.91%, 02/15/2039 (3)	123,997	127,645
4.77% (1 Month LIBOR USD + 6.000%), 02/15/2039 IO (1)	131,927	20,060
1.63% (1 Month LIBOR USD + 0.400%), 04/15/2039 (1)	601,733	603,742
1.68% (1 Month LIBOR USD + 0.450%), 05/15/2039 (1)	660,081	658,357
4.87% (1 Month LIBOR USD + 6.100%), 05/15/2039 IO (1)	70,311	5,451
5.07% (1 Month LIBOR USD + 6.300%), 05/15/2039 IO (1)	171,688	14,932
2.43% (1 Month LIBOR USD + 1.200%), 07/15/2039 (1)	73,396	75,094
4.50%, 07/15/2039	952,344	1,014,533
1.68% (1 Month LIBOR USD + 0.450%), 08/15/2039 (1)	190,544	190,996
3.50%, 08/15/2039	704,170	730,559
0.00%, 10/15/2039 PO	156,110	132,468
5.00%, 10/15/2039 IO	453,027	57,893
5.02% (1 Month LIBOR USD + 6.250%), 12/15/2039 IO (1)	174,845	29,697
0.00%, 01/15/2040 PO	155,698	138,362
1.84%, 01/15/2040 IO (3)	1,894,479	101,384
5.00%, 01/15/2040	783,003	854,836
13.39% (1 Month LIBOR USD + 17.500%), 02/15/2040 (1)	475,000	631,121
1.73% (1 Month LIBOR USD + 0.500%), 10/15/2040 (1)	237,840	239,169
4.77% (1 Month LIBOR USD + 6.000%), 10/15/2040 IO (1)	724,546	105,250
4.77% (1 Month LIBOR USD + 6.000%), 10/15/2040 IO (1)	548,150	70,808
1.78% (1 Month LIBOR USD + 0.550%), 12/15/2040 (1)	2,022,580	2,040,188
1.78% (1 Month LIBOR USD + 0.550%), 03/15/2041 (1)	1,451,645	1,456,218
5.00%, 05/15/2041	1,164,524	1,359,633
5.50% (1 Month LIBOR USD + 27.210%), 05/15/2041 (1)	381,255	398,870
5.50% (1 Month LIBOR USD + 27.500%), 05/15/2041 (1)	1,130,846	1,250,236
1.63% (1 Month LIBOR USD + 0.400%), 10/15/2041 (1)	1,024,952	1,029,498
4.00%, 11/15/2041	882,578	929,521
4.00%, 12/15/2041	475,495	507,238
1.73% (1 Month LIBOR USD + 0.500%), 03/15/2042 (1)	1,087,787	1,091,685
1.73% (1 Month LIBOR USD + 0.500%), 07/15/2042 (1)	507,721	509,555
1.68% (1 Month LIBOR USD + 0.450%), 08/15/2042 (1)	2,741,372	2,776,710
1.63% (1 Month LIBOR USD + 0.400%), 09/15/2042 (1)	982,018	976,803
3.00%, 06/15/2043	206,000	201,885
4.50%, 09/15/2043	1,000,000	1,130,318
3.00%, 04/15/2045	7,401,378	7,515,948
3.75%, 02/15/2046 (3)	1,878,268	1,931,858
7.29%, 11/15/2046 (3)	1,022,400	1,191,803
3.50%, 06/15/2048	5,788,861	5,966,283
0.00%, 10/15/2049 PO	461,751	419,482
Freddie Mac Strips
4.50%, 11/15/2020 IO	34,409	931
4.50%, 12/15/2020 IO	24,795	759
9.00%, 04/01/2022 IO	106	13
0.00%, 04/01/2028 PO	87,052	79,167
5.00%, 09/15/2035 IO	153,619	31,873
5.00%, 09/15/2035 IO	288,360	55,770
5.00%, 09/15/2035 IO	184,661	37,686
6.47% (1 Month LIBOR USD + 7.700%), 08/15/2036 IO (1)	530,204	101,277
1.78% (1 Month LIBOR USD + 0.550%), 07/15/2042 (1)	3,231,219	3,254,835
3.50%, 07/15/2042	7,677,429	7,931,690
1.73% (1 Month LIBOR USD + 0.500%), 08/15/2042 (1)	2,125,267	2,134,733
1.78% (1 Month LIBOR USD + 0.550%), 08/15/2042 (1)	1,843,674	1,857,135
3.00%, 08/15/2042	2,527,671	2,558,646
3.00%, 01/15/2043	627,655	622,790
0.00%, 09/15/2043 PO	1,221,331	973,567
Freddie Mac Structured Pass-Through Certificates
5.69%, 07/25/2032 (3)	66,200	71,733
5.12%, 07/25/2033 (3)	207,607	227,037
2.03%, 10/25/2037 (3)	1,724,116	1,767,463
7.50%, 02/25/2042	284,049	330,242
7.50%, 08/25/2042 (3)	46,351	55,539
6.50%, 02/25/2043	281,411	330,608
7.00%, 02/25/2043	92,595	108,053
5.23%, 05/25/2043	655,189	737,599
0.00%, 07/25/2043 PO	26,855	23,514
7.50%, 07/25/2043	68,863	82,871
0.00%, 09/25/2043 PO	30,623	25,532
7.50%, 09/25/2043	371,841	448,753
0.00%, 10/25/2043 PO	35,046	28,665
7.00%, 10/25/2043	386,565	463,196
2.03% (12 Month US Treasury Average + 1.200%), 10/25/2044 (1)	715,926	727,538
FREMF 2013-K25 Mortgage Trust
3.74%, 11/25/2045 (2)(3)	2,000,000	1,988,845
FREMF 2013-K31 Mortgage Trust
3.74%, 07/25/2046 (2)(3)	2,000,000	1,945,766
FREMF 2013-K35 Mortgage Trust
4.08%, 08/25/2023 (2)(3)	2,951,000	2,945,157
FREMF 2014-K40 Mortgage Trust
4.21%, 11/25/2047 (2)(3)	2,970,000	2,956,274
FREMF 2014-K41 Mortgage Trust
3.96%, 11/25/2047 (2)(3)	6,000,000	5,846,573
FREMF 2015-K44 Mortgage Trust
3.81%, 01/25/2048 (2)(3)	3,510,000	3,534,532
FREMF 2015-K45 Mortgage Trust
3.71%, 04/25/2048 (2)(3)	2,135,000	2,137,156
FREMF 2015-K49 Mortgage Trust
3.85%, 10/25/2048 (2)(3)	4,000,000	3,837,232
FREMF 2015-K51 Mortgage Trust
4.09%, 10/25/2048 (2)(3)	1,500,000	1,402,518
FREMF 2015-K720 Mortgage Trust
3.51%, 07/25/2022 (2)(3)	4,000,000	3,874,249
FREMF 2016-K59 Mortgage Trust
3.70%, 11/25/2049 (2)(3)	2,450,000	2,381,033
FREMF 2016-K722 Mortgage Trust
3.97%, 07/25/2049 (2)(3)	1,845,000	1,877,273
Ginnie Mae I Pool
9.00%, 02/15/2020	45	45
7.50%, 11/15/2022	93	93
7.50%, 03/15/2023	252	269
7.00%, 08/15/2023	491	521
7.00%, 09/15/2023	17,282	18,356
7.00%, 11/15/2023	909	978
6.50%, 01/15/2024	3,650	4,028
7.00%, 02/15/2024	7,404	7,863
9.50%, 10/15/2024	26,016	27,837
9.00%, 11/15/2024	858	917
9.50%, 12/15/2025	2,079	2,241
7.50%, 11/15/2026	1,124	1,157
7.50%, 07/15/2027	1,785	1,848
6.50%, 03/15/2028	8,097	8,935
7.50%, 07/15/2028	765	783
8.00%, 08/15/2028	1,530	1,535
6.50%, 09/15/2028	17,054	18,820
7.50%, 09/15/2028	4,320	4,739
6.50%, 10/15/2028	1,098	1,211
6.00%, 11/15/2028	10,724	12,087
7.00%, 09/15/2031	105,448	124,905
6.50%, 01/15/2032	88,049	103,284
6.50%, 07/15/2032	2,558	2,824
6.50%, 02/15/2033	16,088	17,776
7.00%, 02/15/2033	6,136	6,766
5.50%, 04/15/2033	324,182	365,496
6.50%, 04/15/2033	7,595	8,382
5.50%, 06/15/2033	3,813	4,289
7.00%, 06/15/2033	21,447	25,573
5.50%, 12/15/2033	15,295	17,190
5.50%, 07/15/2034	8,191	9,238
5.50%, 09/15/2034	19,466	21,786
7.00%, 06/15/2035	288,700	337,806
6.50%, 12/15/2035	96,465	111,846
7.00%, 04/15/2037	38,229	43,114
7.50%, 10/15/2037	43,402	51,462
4.00%, 06/15/2039	625,370	659,677
4.50%, 04/15/2040	3,763,104	4,048,596
4.00%, 10/15/2040	330,948	350,239
3.50%, 01/15/2042	6,751,621	7,045,272
3.50%, 03/15/2043	1,438,828	1,501,099
3.50%, 04/15/2043	5,785,677	6,053,765
3.00%, 05/15/2043	890,528	908,642
3.50%, 06/15/2043	1,974,789	2,061,612
3.50%, 07/15/2043	778,405	811,952
Ginnie Mae II Pool
8.50%, 03/20/2025	420	461
8.50%, 04/20/2025	2,089	2,301
8.50%, 05/20/2025	5,204	5,726
8.00%, 12/20/2025	793	880
8.00%, 06/20/2026	1,924	2,163
8.00%, 08/20/2026	1,402	1,655
8.00%, 09/20/2026	1,540	1,821
8.00%, 11/20/2026	1,295	1,527
8.00%, 10/20/2027	3,664	4,182
8.00%, 11/20/2027	2,860	3,248
8.00%, 12/20/2027	1,412	1,574
7.50%, 02/20/2028	2,017	2,268
6.00%, 03/20/2028	9,233	10,732
8.00%, 06/20/2028	581	590
8.00%, 08/20/2028	153	159
7.50%, 09/20/2028	5,975	6,815
8.00%, 09/20/2028	448	465
6.50%, 07/20/2029	92,476	106,878
6.00%, 11/20/2033	6,460	7,381
5.00%, 10/20/2037	502,197	549,293
7.00%, 08/20/2038	38,792	45,087
6.00%, 09/20/2038	680,233	762,998
6.00%, 11/20/2038	5,938	6,393
6.00%, 08/20/2039	348,325	402,887
5.50%, 09/20/2039	214,248	241,808
4.50%, 06/20/2040	1,181,876	1,270,629
5.00%, 07/20/2040	300,985	328,942
4.00%, 10/20/2040	3,314,784	3,518,767
4.50%, 01/20/2041	922,147	991,526
4.50%, 03/20/2041	879,617	945,723
4.50%, 05/20/2041	442,325	475,545
4.50%, 06/20/2041	3,122,773	3,357,307
4.50%, 09/20/2041	967,687	1,040,401
4.00%, 10/15/2041 (5)	61,790,000	65,060,526
4.50%, 10/15/2041 (5)	10,670,000	11,373,136
3.00%, 06/20/2042	475,250	483,773
4.00%, 06/20/2042	4,314,409	4,575,338
3.00%, 08/20/2042	6,359,651	6,485,510
3.50%, 10/15/2042 (5)	88,435,000	91,910,221
3.50%, 10/20/2042	7,260,272	7,587,722
4.00%, 10/20/2042	8,566,206	9,090,307
3.00%, 11/20/2042	3,519,688	3,591,519
3.50%, 11/20/2042	1,546,105	1,615,838
3.00%, 12/20/2042	693,362	707,727
4.00%, 12/20/2042	4,101,743	4,352,312
3.00%, 01/20/2043	1,797,073	1,834,860
4.00%, 02/20/2043	1,939,450	2,056,898
3.00%, 04/20/2043	4,554,330	4,651,506
3.50%, 05/20/2043	1,684,365	1,760,337
3.00%, 09/20/2043	1,364,025	1,393,132
4.50%, 09/20/2043	2,611,239	2,787,545
3.00%, 10/20/2043	199,662	203,923
4.00%, 10/20/2043	3,798,834	4,042,401
4.50%, 10/20/2043	4,983,194	5,319,650
4.50%, 12/20/2043	2,549,340	2,721,467
3.00%, 01/20/2044	1,204,320	1,230,019
3.00%, 07/20/2044	583,214	594,082
3.00%, 10/15/2044 (5)	44,660,000	45,267,099
3.00%, 12/20/2044	1,115,324	1,132,487
4.00%, 12/20/2044	936,778	991,714
3.50%, 03/20/2045	2,670,689	2,780,475
3.00%, 04/20/2045	10,453,268	10,607,558
3.50%, 04/20/2045	19,263,821	20,055,729
3.00%, 05/20/2045	1,822,069	1,848,963
4.00%, 05/20/2045	9,148,285	9,718,480
3.00%, 07/20/2045	4,024,355	4,083,755
3.50%, 07/20/2045	8,641,382	8,996,625
3.00%, 10/20/2045	4,524,485	4,591,266
3.00%, 11/20/2045	1,064,386	1,080,097
4.00%, 01/20/2046	1,525,590	1,614,367
4.50%, 01/20/2046	4,665,029	4,980,003
4.00%, 03/20/2046	1,977,425	2,099,330
3.00%, 04/20/2046	10,978,336	11,140,377
4.00%, 04/20/2046	5,115,562	5,411,197
3.00%, 05/20/2046	444,736	451,300
4.00%, 05/20/2046	8,899,091	9,409,810
3.50%, 06/20/2046	5,222,917	5,461,647
4.00%, 06/20/2046	4,088,571	4,316,121
3.50%, 07/20/2046	30,879,382	32,135,026
4.50%, 07/20/2046	2,375,140	2,546,575
3.00%, 08/20/2046	21,345,563	21,660,624
3.00%, 09/20/2046	2,839,242	2,881,149
4.50%, 09/20/2046	4,271,502	4,560,135
3.50%, 11/20/2046	232,663	242,123
4.50%, 11/20/2046	7,420,257	7,921,259
2.50%, 12/20/2046	3,267,374	3,204,784
3.00%, 01/20/2047	6,312,397	6,405,568
3.00%, 02/20/2047	14,661,440	14,877,843
3.00%, 03/20/2047	969,241	983,547
4.46%, 05/20/2063 (3)	504,627	526,045
GMACM Mortgage Loan Trust 2003-AR2
3.85%, 12/19/2033 (3)	217,796	216,026
GMACM Mortgage Loan Trust 2003-J8
5.25%, 12/25/2033	10,603	10,734
GMACM Mortgage Loan Trust 2005-AR3
3.73%, 06/19/2035 (3)	173,376	170,837
GNMA Remic Trust 2017-H14
1.71%, 06/20/2067 IO (3)	14,962,835	1,488,796
1.73% (1 Month LIBOR USD + 0.500%), 06/20/2067 (1)	8,025,540	8,011,778
GNMA Remic Trust 2015-137
5.48%, 01/20/2038 (3)	981,886	1,093,616
Government National Mortgage Association
5.50%, 11/20/2020	253,264	256,724
5.00%, 04/16/2023	291,148	297,006
6.50%, 10/16/2024	141,109	152,619
6.00%, 02/20/2029	133,614	148,164
7.37% (1 Month LIBOR USD + 8.600%), 08/16/2029 IO (1)	14,780	2,890
8.50%, 02/16/2030	164,740	190,649
9.00%, 03/16/2030	147,505	170,086
6.27% (1 Month LIBOR USD + 7.500%), 04/16/2030 IO (1)	128,124	17,910
8.00%, 06/20/2030	15,844	18,484
9.00%, 10/20/2030	23,946	28,438
9.00%, 11/16/2030 IO	1,442	208
9.00%, 11/20/2030	14,780	17,732
7.47% (1 Month LIBOR USD + 8.700%), 01/16/2031 IO (1)	8,600	1,827
7.32% (1 Month LIBOR USD + 8.550%), 03/16/2031 IO (1)	6,958	1,899
17.80% (1 Month LIBOR USD + 21.010%), 03/17/2031 (1)	70,599	96,649
6.82% (1 Month LIBOR USD + 8.050%), 08/16/2031 IO (1)	18,320	5,126
7.02% (1 Month LIBOR USD + 8.250%), 08/16/2031 IO (1)	19,573	5,368
1.59% (1 Month LIBOR USD + 0.350%), 03/20/2032 (1)	76,603	76,790
6.72% (1 Month LIBOR USD + 7.950%), 04/16/2032 IO (1)	68,613	12,201
10.07% (1 Month LIBOR USD + 11.930%), 04/16/2032 (1)	6,434	7,671
9.00% (1 Month LIBOR USD + 66.270%), 06/16/2032 (1)	2,312	2,834
6.50%, 06/20/2032	262,409	297,950
6.50%, 07/16/2032	81,037	93,217
6.00%, 07/20/2032	27,582	31,115
6.50%, 07/20/2032	133,724	156,357
6.50%, 07/20/2032	90,965	106,632
12.44% (1 Month LIBOR USD + 14.700%), 11/17/2032 (1)	17,197	20,030
6.00%, 11/20/2032	146,000	164,753
0.00%, 12/20/2032 PO	99,861	96,730
5.50%, 01/16/2033	520,452	576,246
6.50%, 01/20/2033	139,070	156,702
6.47% (1 Month LIBOR USD + 7.700%), 02/16/2033 IO (1)	66,734	9,364
0.00%, 02/17/2033 PO	43,443	41,319
6.46% (1 Month LIBOR USD + 7.700%), 02/20/2033 IO (1)	31,127	6,940
0.00%, 03/16/2033 PO	10,715	9,676
6.25% (1 Month LIBOR USD + 7.670%), 03/17/2033 (1)	10,502	10,839
6.50%, 03/20/2033	265,696	299,354
6.50%, 03/20/2033	77,965	87,315
5.50%, 04/20/2033	301,132	332,810
6.50%, 05/20/2033	103,431	118,005
0.00%, 06/16/2033 PO	51,177	43,559
6.00%, 09/16/2033	175,112	196,756
0.00%, 10/20/2033 PO	8,502	7,583
5.82%, 10/20/2033 (3)	198,346	222,357
5.32% (1 Month LIBOR USD + 6.550%), 11/16/2033 IO (1)	116,272	15,112
5.32% (1 Month LIBOR USD + 6.550%), 12/16/2033 IO (1)	108,853	19,264
5.27% (1 Month LIBOR USD + 6.500%), 03/16/2034 IO (1)	34,191	552
5.50%, 03/16/2034	4,343,802	4,822,069
16.27% (1 Month LIBOR USD + 19.660%), 04/16/2034 (1)	51,170	70,679
14.00% (1 Month LIBOR USD + 16.720%), 05/18/2034 (1)	8,955	10,652
0.00%, 06/20/2034 PO	94,900	86,668
6.00%, 06/20/2034	352,592	395,823
12.31% (1 Month LIBOR USD + 14.860%), 08/17/2034 (1)	48,791	55,547
5.72%, 08/20/2034 (3)	103,155	114,576
5.32% (1 Month LIBOR USD + 6.550%), 09/16/2034 IO (1)	356,074	57,905
7.00% (1 Month LIBOR USD + 44.500%), 09/20/2034 (1)	42,614	46,472
23.39% (1 Month LIBOR USD + 29.460%), 09/20/2034 (1)	42,614	66,685
11.59% (1 Month LIBOR USD + 14.260%), 10/16/2034 (1)	8,469	9,480
19.86% (1 Month LIBOR USD + 24.380%), 10/16/2034 (1)	35,613	52,478
4.86% (1 Month LIBOR USD + 6.100%), 10/20/2034 IO (1)	546,419	82,298
9.73% (1 Month LIBOR USD + 12.200%), 10/20/2034 (1)	11,904	12,794
4.84% (1 Month LIBOR USD + 6.080%), 11/20/2034 IO (1)	287,332	37,304
5.51% (1 Month LIBOR USD + 6.750%), 01/20/2035 IO (1)	381,376	56,266
13.46% (1 Month LIBOR USD + 16.430%), 06/17/2035 (1)	161,269	196,906
5.56% (1 Month LIBOR USD + 6.800%), 06/20/2035 (1)	196,612	214,550
5.50%, 07/20/2035 IO	39,992	9,030
16.72% (1 Month LIBOR USD + 20.830%), 08/16/2035 (1)	20,199	29,418
0.00%, 08/20/2035 PO	232,372	208,375
18.05% (1 Month LIBOR USD + 22.730%), 08/20/2035 (1)	3,093	3,698
5.06% (1 Month LIBOR USD + 6.300%), 09/20/2035 IO (1)	778,229	123,541
5.50%, 09/20/2035	251,541	276,156
0.00%, 10/20/2035 PO	46,611	40,342
0.00%, 11/20/2035 PO	73,289	63,435
6.00%, 12/20/2035 IO	74,317	14,388
5.75%, 02/20/2036	53,465	56,847
0.00%, 03/20/2036 PO	63,327	57,920
0.00%, 05/20/2036 PO	87,024	79,343
5.26% (1 Month LIBOR USD + 6.500%), 06/20/2036 IO (1)	12,569	1,047
0.00%, 07/20/2036 PO	12,679	11,467
5.46% (1 Month LIBOR USD + 6.700%), 07/20/2036 IO (1)	25,050	408
6.50%, 07/20/2036	364,614	425,494
6.50%, 08/20/2036	473,962	547,049
5.46% (1 Month LIBOR USD + 6.700%), 10/20/2036 IO (1)	106,771	15,366
5.56%, 10/20/2036	222,031	243,179
5.56% (1 Month LIBOR USD + 6.800%), 11/20/2036 IO (1)	191,725	33,995
5.93%, 02/20/2037 (3)	68,068	74,917
0.00%, 03/20/2037 PO	247,043	223,529
4.96% (1 Month LIBOR USD + 6.200%), 03/20/2037 IO (1)	200,421	35,408
0.00%, 04/16/2037 PO	116,616	102,326
5.58% (1 Month LIBOR USD + 6.810%), 04/16/2037 IO (1)	300,539	56,221
4.96% (1 Month LIBOR USD + 6.200%), 04/20/2037 IO (1)	114,778	16,045
6.08%, 04/20/2037 (3)	138,285	153,272
1.53% (1 Month LIBOR USD + 0.300%), 05/16/2037 (1)	75,170	74,953
0.00%, 05/20/2037 PO	18,533	15,875
4.96% (1 Month LIBOR USD + 6.200%), 05/20/2037 IO (1)	236,651	36,222
4.96% (1 Month LIBOR USD + 6.200%), 05/20/2037 IO (1)	217,125	31,628
0.00%, 06/16/2037 PO	322,548	297,499
0.00%, 06/16/2037 PO	39,337	35,701
5.24% (1 Month LIBOR USD + 6.470%), 06/16/2037 IO (1)	168,681	27,117
5.01% (1 Month LIBOR USD + 6.250%), 06/20/2037 IO (1)	184,132	23,666
5.40% (1 Month LIBOR USD + 6.640%), 07/20/2037 IO (1)	260,700	40,940
5.44% (1 Month LIBOR USD + 6.680%), 07/20/2037 IO (1)	267,682	42,925
5.51% (1 Month LIBOR USD + 6.750%), 07/20/2037 IO (1)	183,248	28,607
5.54% (1 Month LIBOR USD + 6.780%), 08/20/2037 IO (1)	65,339	11,584
0.00%, 09/20/2037 PO	40,897	39,054
5.31% (1 Month LIBOR USD + 6.550%), 09/20/2037 IO (1)	158,629	25,422
16.50% (1 Month LIBOR USD + 20.210%), 09/20/2037 (1)	45,978	61,388
5.50%, 10/16/2037 IO	296,210	36,533
10.93% (1 Month LIBOR USD + 13.400%), 10/20/2037 (1)	31,211	36,897
0.00%, 11/16/2037 PO	367,064	334,214
5.31% (1 Month LIBOR USD + 6.540%), 11/16/2037 IO (1)	183,457	25,634
4.76% (1 Month LIBOR USD + 6.000%), 11/20/2037 IO (1)	200,093	32,556
5.26% (1 Month LIBOR USD + 6.500%), 11/20/2037 IO (1)	385,175	63,011
5.27% (1 Month LIBOR USD + 6.510%), 11/20/2037 IO (1)	223,636	34,035
5.31% (1 Month LIBOR USD + 6.550%), 11/20/2037 IO (1)	176,262	28,746
5.50%, 11/20/2037	833	834
16.24% (1 Month LIBOR USD + 19.950%), 11/20/2037 (1)	22,228	31,672
5.31% (1 Month LIBOR USD + 6.550%), 12/20/2037 IO (1)	279,866	47,285
0.00%, 01/20/2038 PO	13,099	11,127
0.00%, 01/20/2038 PO	3,787	3,773
4.76% (1 Month LIBOR USD + 6.000%), 02/20/2038 IO (1)	1,743,490	274,454
5.50%, 02/20/2038 IO	44,075	7,857
6.47% (1 Month LIBOR USD + 7.700%), 04/16/2038 IO (1)	104,077	19,423
5.06% (1 Month LIBOR USD + 6.300%), 04/20/2038 IO (1)	277,510	39,173
5.17% (1 Month LIBOR USD + 6.400%), 05/16/2038 IO (1)	901,360	150,184
4.96% (1 Month LIBOR USD + 6.200%), 06/20/2038 IO (1)	67,910	9,951
6.00%, 06/20/2038	138,360	156,811
2.06% (1 Month LIBOR USD + 0.820%), 07/20/2038 (1)	529,758	538,548
4.91% (1 Month LIBOR USD + 6.150%), 07/20/2038 IO (1)	244,146	36,902
5.75%, 07/20/2038	262,085	278,231
4.76% (1 Month LIBOR USD + 6.000%), 08/20/2038 IO (1)	88,490	12,799
5.57%, 08/20/2038 (3)	397,516	449,404
4.66% (1 Month LIBOR USD + 5.900%), 09/20/2038 IO (1)	288,439	37,626
4.96% (1 Month LIBOR USD + 6.200%), 09/20/2038 IO (1)	589,885	81,833
6.36% (1 Month LIBOR USD + 7.600%), 09/20/2038 IO (1)	125,516	23,206
6.10%, 11/20/2038 (3)	235,025	262,375
5.17% (1 Month LIBOR USD + 6.400%), 12/16/2038 IO (1)	57,570	2,230
4.46% (1 Month LIBOR USD + 5.700%), 12/20/2038 IO (1)	287,637	38,252
4.76% (1 Month LIBOR USD + 6.000%), 12/20/2038 IO (1)	166,538	21,178
5.85%, 12/20/2038 (3)	815,644	917,958
6.00%, 12/20/2038 IO	80,032	9,705
6.06% (1 Month LIBOR USD + 7.300%), 12/20/2038 IO (1)	531,145	99,118
5.48%, 01/20/2039 (3)	1,264,711	1,379,536
4.87% (1 Month LIBOR USD + 6.100%), 02/16/2039 IO (1)	131,584	17,449
4.92% (1 Month LIBOR USD + 6.150%), 02/16/2039 IO (1)	209,930	23,742
4.71% (1 Month LIBOR USD + 5.950%), 02/20/2039 IO (1)	243,520	30,917
4.80% (1 Month LIBOR USD + 6.040%), 02/20/2039 IO (1)	147,479	20,809
5.06% (1 Month LIBOR USD + 6.300%), 03/20/2039 IO (1)	85,362	4,240
5.06% (1 Month LIBOR USD + 6.300%), 03/20/2039 IO (1)	248,738	25,528
6.50%, 03/20/2039 IO	76,451	17,353
6.50%, 03/20/2039 IO	171,266	45,518
5.03% (1 Month LIBOR USD + 6.270%), 04/20/2039 IO (1)	445,177	56,254
5.50%, 05/20/2039 IO	53,875	10,225
6.00%, 05/20/2039 IO	71,540	15,197
5.17% (1 Month LIBOR USD + 6.400%), 06/16/2039 IO (1)	379,290	22,727
4.71% (1 Month LIBOR USD + 5.950%), 06/20/2039 IO (1)	235,877	33,152
4.84% (1 Month LIBOR USD + 6.080%), 06/20/2039 IO (1)	335,881	47,675
4.87% (1 Month LIBOR USD + 6.100%), 07/16/2039 IO (1)	398,070	46,983
5.02% (1 Month LIBOR USD + 6.250%), 08/16/2039 IO (1)	371,034	58,020
7.00%, 08/16/2039	227,282	251,799
4.85% (1 Month LIBOR USD + 6.090%), 09/20/2039 IO (1)	571,695	78,951
5.50%, 09/20/2039	317,000	384,158
5.17% (1 Month LIBOR USD + 6.400%), 11/16/2039 IO (1)	452,453	66,124
6.00%, 12/20/2039	138,203	140,522
5.22%, 06/20/2040 (3)	236,781	259,801
5.55%, 07/20/2040 (3)	321,973	360,305
7.00%, 10/16/2040	666,374	769,362
0.00%, 12/20/2040 PO	876,093	763,760
5.36% (1 Month LIBOR USD + 6.600%), 05/20/2041 IO (1)	439,037	82,777
4.66%, 09/20/2041 (3)	499,396	536,720
4.65%, 10/20/2041 (3)	948,413	1,022,308
4.53%, 11/16/2041 (3)	488,580	530,403
3.00%, 12/20/2041	1,000,000	986,058
3.71%, 01/20/2042 (3)	527,814	547,848
3.96%, 09/16/2042 (3)	368,954	390,632
4.64%, 10/20/2042 (3)	1,858,526	1,988,891
4.73%, 11/20/2042 (3)	272,968	295,216
4.49%, 04/20/2043 (3)	300,015	315,294
1.68% (1 Month LIBOR USD + 0.450%), 11/20/2059 (1)	81,732	81,847
1.71% (1 Month LIBOR USD + 0.480%), 01/20/2060 (1)	114,148	114,221
1.68% (1 Month LIBOR USD + 0.450%), 03/20/2060 (1)	91,531	91,672
1.66% (1 Month LIBOR USD + 0.430%), 04/20/2060 (1)	834,547	835,506
5.24%, 07/20/2060 (3)	2,087,707	2,171,168
1.53% (1 Month LIBOR USD + 0.300%), 08/20/2060 (1)	61,913	61,906
1.70% (1 Month LIBOR USD + 0.470%), 01/20/2061 (1)	2,306,931	2,310,347
1.73% (1 Month LIBOR USD + 0.500%), 03/20/2061 (1)	2,456,509	2,454,880
1.88% (1 Month LIBOR USD + 0.650%), 05/20/2061 (1)	1,722,207	1,725,745
1.93% (1 Month LIBOR USD + 0.700%), 05/20/2061 (1)	1,688,691	1,692,684
1.70% (1 Month LIBOR USD + 0.470%), 08/20/2061 (1)	654,691	654,248
1.78% (1 Month LIBOR USD + 0.550%), 10/20/2061 (1)	1,039,617	1,041,641
1.78% (1 Month LIBOR USD + 0.550%), 12/20/2061 (1)	6,922,966	6,928,480
1.78% (1 Month LIBOR USD + 0.550%), 04/20/2062 (1)	426,719	427,664
1.93% (1 Month LIBOR USD + 0.700%), 04/20/2062 (1)	1,034,742	1,041,152
1.68% (1 Month LIBOR USD + 0.450%), 05/20/2062 (1)	241,225	241,481
1.78% (1 Month LIBOR USD + 0.550%), 07/20/2062 (1)	1,322,013	1,323,903
1.81% (1 Month LIBOR USD + 0.580%), 09/20/2062 (1)	2,473,256	2,479,688
1.82% (1 Month LIBOR USD + 0.590%), 09/20/2062 (1)	603,365	604,533
1.73% (1 Month LIBOR USD + 0.500%), 10/20/2062 (1)	595,139	596,066
1.75% (1 Month LIBOR USD + 0.520%), 10/20/2062 (1)	2,946,979	2,946,286
1.83% (1 Month LIBOR USD + 0.600%), 10/20/2062 (1)	435,079	436,754
1.53% (1 Month LIBOR USD + 0.300%), 11/20/2062 (1)	75,160	75,148
1.57% (1 Month LIBOR USD + 0.340%), 12/20/2062 (1)	2,698,673	2,681,342
1.55% (1 Month LIBOR USD + 0.320%), 01/20/2063 (1)	1,320,193	1,310,732
1.65%, 01/20/2063	2,869,292	2,850,138
1.73% (1 Month LIBOR USD + 0.500%), 01/20/2063 (1)	709,245	710,205
1.65%, 02/20/2063	3,813,161	3,788,034
1.65% (1 Month LIBOR USD + 0.420%), 02/20/2063 (1)	278,576	277,151
1.68% (1 Month LIBOR USD + 0.450%), 02/20/2063 (1)	1,580,027	1,575,367
1.64% (1 Month LIBOR USD + 0.410%), 03/20/2063 (1)	1,100,445	1,095,579
1.70% (1 Month LIBOR USD + 0.470%), 03/20/2063 (1)	365,367	364,538
1.65%, 04/20/2063	1,239,132	1,223,678
1.70% (1 Month LIBOR USD + 0.470%), 06/20/2063 (1)	2,957,019	2,950,292
1.88% (1 Month LIBOR USD + 0.650%), 01/20/2064 (1)	3,031,413	3,042,812
1.88% (1 Month LIBOR USD + 0.650%), 02/20/2064 (1)	6,387,284	6,410,852
1.92% (1 Month LIBOR USD + 0.690%), 02/20/2064 (1)	3,314,021	3,336,512
1.88% (1 Month LIBOR USD + 0.650%), 03/20/2064 (1)	3,326,742	3,342,817
1.83% (1 Month LIBOR USD + 0.600%), 04/20/2064 (1)	3,870,806	3,878,475
1.83% (1 Month LIBOR USD + 0.600%), 04/20/2064 (1)	3,553,038	3,562,903
1.83% (1 Month LIBOR USD + 0.600%), 05/20/2064 (1)	6,059,477	6,076,783
1.73% (1 Month LIBOR USD + 0.500%), 06/20/2064 (1)	2,558,767	2,554,243
1.70% (1 Month LIBOR USD + 0.470%), 07/20/2064 (1)	4,168,487	4,158,427
1.73% (1 Month LIBOR USD + 0.500%), 07/20/2064 (1)	2,666,543	2,661,890
1.73% (1 Month LIBOR USD + 0.500%), 07/20/2064 (1)	2,010,854	2,007,341
1.70% (1 Month LIBOR USD + 0.470%), 09/20/2064 (1)	4,171,480	4,159,046
1.83% (1 Month LIBOR USD + 0.600%), 10/20/2064 (1)	1,445,420	1,442,149
1.73% (1 Month LIBOR USD + 0.500%), 12/20/2064 (1)	3,848,951	3,843,848
1.69% (1 Month LIBOR USD + 0.470%), 02/20/2065 (1)	2,487,878	2,481,774
1.71% (1 Month LIBOR USD + 0.480%), 02/20/2065 (1)	4,174,966	4,163,846
1.71% (1 Month LIBOR USD + 0.480%), 03/20/2065 (1)	8,495,462	8,473,252
1.71% (1 Month LIBOR USD + 0.480%), 04/20/2065 (1)	5,957,484	5,941,260
1.68% (1 Month LIBOR USD + 0.450%), 06/20/2065 (1)	1,960,108	1,953,544
1.67% (1 Month LIBOR USD + 0.440%), 07/20/2065 (1)	3,704,401	3,687,024
1.70% (1 Month LIBOR USD + 0.470%), 08/20/2065 (1)	622,006	620,002
1.83% (1 Month LIBOR USD + 0.600%), 11/20/2065 (1)	7,129,086	7,150,871
2.23% (1 Month LIBOR USD + 1.000%), 12/20/2066 (1)	2,328,648	2,372,444
1.79% (1 Month LIBOR USD + 0.560%), 03/20/2067 (1)	6,934,106	6,942,073
2.18%, 05/20/2067 IO (3)	15,131,137	1,916,715
1.69% (1 Month LIBOR USD + 0.450%), 08/20/2067 (1)(11)	4,000,000	3,996,250
GS Mortgage Securities Co. II
2.71%, 12/10/2027 (2)	1,213,585	1,226,689
3.38%, 05/10/2050	405,000	415,199
GS Mortgage Securities Co. Trust 2012-ALOHA
3.55%, 04/10/2034 (2)	4,200,000	4,378,920
GS Mortgage Securities Co. Trust 2012-SHOP
1.44%, 06/05/2031 IO (2)(3)	7,793,000	145,731
2.93%, 06/05/2031 (2)	6,044,000	6,127,204
GS Mortgage Securities Co. Trust 2013-NYC5
2.32%, 01/10/2030 (2)	505,000	504,990
GS Mortgage Securities Trust 2006-GG8
1.08%, 11/10/2039 IO (2)(3)	1,612,832	77
GS Mortgage Securities Trust 2011-GC5
5.57%, 08/10/2044 (2)(3)	500,000	491,667
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/10/2045	13,211,562	13,349,052
GS Mortgage Securities Trust 2013-GC13
3.87%, 07/10/2046 (3)	5,880,000	6,235,159
GS Mortgage Securities Trust 2013-GC16
1.58%, 11/10/2046 IO (3)	23,886,564	1,064,278
4.27%, 11/10/2046	89,000	96,502
GS Mortgage Securities Trust 2013-GCJ12
3.14%, 06/10/2046	1,003,000	1,025,463
GS Mortgage Securities Trust 2013-GCJ14
0.89%, 08/10/2046 IO (3)	28,352,810	853,978
GS Mortgage Securities Trust 2014-GC18
4.07%, 01/10/2047	2,600,000	2,777,085
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047	8,000,000	8,203,554
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048	9,000,000	9,087,362
GS Mortgage Securities Trust 2017-GS7
3.43%, 08/10/2050	3,302,000	3,369,080
GSMPS Mortgage Loan Trust 2004-4
1.64% (1 Month LIBOR USD + 0.400%), 06/25/2034 (1) (2)	67,627	61,262
GSMPS Mortgage Loan Trust 2005-RP2
1.59% (1 Month LIBOR USD + 0.350%), 03/25/2035 (1) (2)	123,260	112,562
GSMPS Mortgage Loan Trust 2005-RP3
1.59% (1 Month LIBOR USD + 0.350%), 09/25/2035 (1) (2)	769,518	668,887
3.39%, 09/25/2035 IO (2)(3)	567,339	54,620
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033	36,679	37,880
GSR Mortgage Loan Trust 2003-6F
1.64% (1 Month LIBOR USD + 0.400%), 09/25/2032 (1)	7,314	7,208
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034	100,107	102,501
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034	120,894	124,245
6.50%, 05/25/2034	76,024	80,857
GSR Mortgage Loan Trust 2005-5F
1.74% (1 Month LIBOR USD + 0.500%), 06/25/2035 (1)	38,433	36,450
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035	193,914	205,737
GSR Mortgage Loan Trust 2005-AR6
3.25%, 09/25/2035 (3)	13,803	13,873
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036	86,800	83,479
6.00%, 02/25/2036	431,697	386,555
GSR Mortgage Loan Trust 2007-1F
5.50%, 01/25/2037	325,611	323,051
Headlands Residential 2017-RPL1 LLC
3.88%, 08/25/2022 (2)(3)	6,170,000	6,316,914
HILT 2014-ORL Mortgage Trust
2.13% (1 Month LIBOR USD + 0.900%), 07/15/2029 (1) (2)	1,900,000	1,901,916
HomeBanc Mortgage Trust 2005-3
1.48% (1 Month LIBOR USD + 0.240%), 07/25/2035 (1)	963,474	957,898
Impac CMB Trust Series 2004-4
4.62%, 09/25/2034 (3)	11,467	11,136
Impac CMB Trust Series 2004-7
1.98% (1 Month LIBOR USD + 0.740%), 11/25/2034 (1)	1,296,885	1,290,047
Impac CMB Trust Series 2005-4
1.84% (1 Month LIBOR USD + 0.600%), 05/25/2035 (1)	132,759	131,495
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033	90,203	93,384
2.04% (1 Month LIBOR USD + 0.800%), 11/25/2034 (1)	2,012	1,997
Impac Secured Assets Trust 2006-1
1.59% (1 Month LIBOR USD + 0.350%), 05/25/2036 (1)	473,666	450,107
Impac Secured Assets Trust 2006-2
1.59% (1 Month LIBOR USD + 0.350%), 08/25/2036 (1)	396,763	388,097
JP Morgan Alternative Loan Trust
3.41%, 03/25/2036 (3)	43,377	39,226
JP Morgan Chase Commercial Mortgage Securities Corp.
3.46%, 03/15/2050	20,000,000	20,589,986
3.72%, 03/15/2050	1,533,000	1,609,088
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.04%, 08/12/2037 IO (2)(3)	8,052,186	4,864
JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5
0.00%, 12/15/2044 IO (2)(3)(11)	3,069,559	31
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.45%, 06/12/2043 IO (3)	5,972,589	7,370
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9
1.38% (1 Month LIBOR USD + 0.160%), 05/15/2047 (1)	174,187	173,725
5.34%, 05/15/2047	413,000	409,423
JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1
5.72%, 02/15/2051	16,237	16,223
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.13%, 02/15/2051 IO (3)(11)	6,495,632	65
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8
2.38%, 10/15/2045	7,799,920	7,834,681
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046	7,152,087	7,249,161
JP Morgan Mortgage Trust 2004-A3
3.84%, 07/25/2034 (3)	57,272	59,019
JP Morgan Mortgage Trust 2004-A4
3.82%, 09/25/2034 (3)	82,643	84,783
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034	18,168	18,525
JP Morgan Mortgage Trust 2005-A1
3.62%, 02/25/2035 (3)	185,790	190,537
JP Morgan Mortgage Trust 2005-A4
3.46%, 07/25/2035 (3)	220,563	220,797
JP Morgan Mortgage Trust 2006-A2
3.32%, 11/25/2033 (3)	527,028	536,018
3.73%, 08/25/2034 (3)	941,560	950,664
JP Morgan Mortgage Trust 2006-A3
3.60%, 08/25/2034 (3)	113,244	114,287
JP Morgan Mortgage Trust 2006-A7
3.39%, 01/25/2037 (3)	97,657	97,736
3.39%, 01/25/2037 (3)	171,304	171,444
JP Morgan Mortgage Trust 2007-A1
3.52%, 07/25/2035 (3)	115,296	118,028
3.52%, 07/25/2035 (3)	1,758,737	1,808,128
JP Morgan Mortgage Trust 2007-A2
3.53%, 04/25/2037 (3)	378,688	368,436
JPMBB Commercial Mortgage Securities Trust 2013-C17
3.93%, 01/15/2047	6,225,000	6,569,958
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/15/2047	2,010,000	2,081,543
JPMBB Commercial Mortgage Securities Trust 2014-C24
3.10%, 11/15/2047	13,000,000	13,198,635
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047	13,000,000	13,363,155
JPMBB Commercial Mortgage Securities Trust 2015-C28
2.77%, 10/15/2048	3,200,000	3,243,516
JPMBB Commercial Mortgage Securities Trust 2016-C1
3.31%, 03/15/2049	10,000,000	10,187,825
3.58%, 03/15/2049	1,352,000	1,401,797
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036 (2)	1,027,000	1,071,527
LB-UBS Commercial Mortgage Trust 2007-C2
0.46%, 02/15/2040 IO (3)	1,346,226	116
LCCM 2017-LC26
3.29%, 07/12/2050 (2)	20,300,000	20,331,461
Lehman Mortgage Trust 2006-2
5.84%, 04/25/2036 (3)	79,675	72,109
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037	51,714	48,451
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038	399,138	288,148
Luminent Mortgage Trust 2005-1
1.50% (1 Month LIBOR USD + 0.260%), 11/25/2035 (1)	2,102,266	1,965,809
MASTR Adjustable Rate Mortgages Trust 2004-13
3.29%, 04/21/2034 (3)	242,479	247,982
MASTR Adjustable Rate Mortgages Trust 2004-15
3.87%, 12/25/2034 (3)	49,955	48,673
MASTR Adjustable Rate Mortgages Trust 2004-3
3.07%, 04/25/2034 (3)	85,729	80,517
MASTR Alternative Loan Trust 2003-5
6.00%, 08/25/2033	330,659	347,577
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033	67,188	69,659
6.00%, 01/25/2034	28,083	28,961
MASTR Alternative Loan Trust 2004-1
5.00%, 01/25/2019	10,680	10,691
MASTR Alternative Loan Trust 2004-10
4.50%, 09/25/2019	7,707	7,729
MASTR Alternative Loan Trust 2004-13
5.50%, 01/25/2020	239,992	242,354
MASTR Alternative Loan Trust 2004-2
5.00%, 02/25/2019	630	633
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034	241,450	253,456
6.25%, 04/25/2034	68,725	71,616
MASTR Alternative Loan Trust 2004-4
5.00%, 04/25/2019	8,743	8,772
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034 PO	38,347	31,435
6.00%, 07/25/2034	24,668	24,080
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034 PO	30,686	25,436
MASTR Alternative Loan Trust 2004-8
5.50%, 09/25/2019	26,474	26,834
MASTR Alternative Loan Trust 2005-6
5.50%, 11/25/2020	56,187	55,091
MASTR Asset Securitization Trust
4.50%, 12/25/2018	1,691	1,693
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033 PO	4,727	4,414
5.00%, 12/25/2033	18,026	18,142
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034 PO	3,933	3,326
MASTR Asset Securitization Trust 2004-4
4.50%, 04/25/2019	610	608
5.25%, 12/26/2033	70,246	72,592
MASTR Asset Securitization Trust 2004-6
0.00%, 07/25/2019 PO	1,920	1,895
MASTR Asset Securitization Trust 2004-8
0.00%, 08/25/2019 PO	1,425	1,380
4.75%, 08/25/2019	7,634	7,714
MASTR Asset Securitization Trust 2004-9
5.25%, 09/25/2019	14,829	14,944
MASTR Reperforming Loan Trust 2005-2
1.59% (1 Month LIBOR USD + 0.350%), 05/25/2035 (1) (2)	1,048,063	885,831
MASTR Reperforming Loan Trust 2006-2
4.45%, 05/25/2036 (2)(3)	126,683	111,887
MASTR Resecuritization Trust 2005
0.00%, 05/28/2035 PO (2)	40,877	32,358
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
2.30%, 06/25/2037 (3)	203,706	199,501
Merrill Lynch Mortgage Investors Trust Series 2003-A5
3.37%, 08/25/2033 (3)	71,018	72,336
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
1.86% (1 Month LIBOR USD + 0.620%), 10/25/2028 (1)	129,761	126,683
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
1.88% (1 Month LIBOR USD + 0.640%), 10/25/2028 (1)	169,671	166,369
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
3.14%, 12/25/2034 (3)	137,794	138,810
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
1.70% (1 Month LIBOR USD + 0.460%), 04/25/2029 (1)	56,349	54,280
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
2.05% (6 Month LIBOR USD + 0.600%), 07/25/2029 (1)	128,459	122,389
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
3.28%, 08/25/2034 (3)	124,368	126,957
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
2.97%, 02/25/2035 (3)	217,101	214,622
ML Trust XLVII
8.99%, 10/20/2020	241	252
ML-CFC Commercial Mortgage Trust 2006-4
0.71%, 12/12/2049 IO (2)(3)	1,265,716	35
Morgan Stanley
5.67%, 04/25/2034 (3)	272,769	287,559
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
2.86%, 11/15/2045	9,144,055	9,288,356
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.22%, 07/15/2046 (3)	1,209,000	1,299,333
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
4.26%, 10/15/2046 (3)	1,346,000	1,445,810
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
2.92%, 02/15/2047	9,721,977	9,847,470
3.67%, 02/15/2047	4,400,000	4,579,369
3.79%, 02/15/2047	1,923,000	2,024,424
4.06%, 02/15/2047	725,000	771,928
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 02/15/2048	2,979,000	3,019,883
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050	27,200,000	27,945,247
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048	5,000,000	5,163,373
Morgan Stanley Capital I Trust 2006-IQ12
0.66%, 12/15/2043 IO (2)(3)	2,416,328	65
Morgan Stanley Capital I Trust 2007-HQ11
0.44%, 02/12/2044 IO (2)(3)(11)	6,340,422	74,880
Morgan Stanley Capital I Trust 2007-HQ13
0.46%, 12/15/2044 IO (2)(3)	3,692,340	40
Morgan Stanley Capital I Trust 2007-IQ13
0.99%, 03/15/2044 IO (2)(3)	3,401,870	5,441
Morgan Stanley Capital I Trust 2011-C3
4.05%, 07/15/2049	535,323	551,200
Morgan Stanley Capital I Trust 2012-C4
2.99%, 03/15/2045	632,718	642,626
Morgan Stanley Capital I Trust 2014-CPT
3.35%, 07/13/2029 (2)	4,241,000	4,377,677
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/15/2049	20,000,000	19,202,130
Morgan Stanley Mortgage Loan Trust 2004-9
4.56%, 10/25/2019 (3)	49,004	47,923
Morgan Stanley Reremic Trust
0.25%, 07/27/2049 (2)	1,104,128	1,078,105
1.00%, 03/27/2051 (2)	414,944	410,539
Mortgage Repurchase Agreement Financing Trust Series 2016-4
2.44% (1 Month LIBOR USD + 1.200%), 05/10/2019 (1) (2)	23,130,000	23,070,648
Mortgage Repurchase Agreement Financing Trust Series 2016-5
2.41% (1 Month LIBOR USD + 1.170%), 06/10/2019 (1) (2)	3,900,000	3,899,981
Mortgage Repurchase Agreement Financing Trust Series 2017-1
2.09% (1 Month LIBOR USD + 0.850%), 07/10/2019 (1) (2)	7,870,000	7,872,023
MortgageIT Trust 2005-1
1.88% (1 Month LIBOR USD + 0.640%), 02/25/2035 (1)	92,913	90,153
MortgageIT Trust 2005-2
1.76% (1 Month LIBOR USD + 0.520%), 05/25/2035 (1)	1,282,588	1,287,411
MortgageIT Trust 2005-3
1.84% (1 Month LIBOR USD + 0.600%), 08/25/2035 (1)	3,854,348	3,762,383
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
1.71% (1 Month LIBOR USD + 0.480%), 06/15/2030 (1)	334,123	319,327
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
1.67% (1 Month LIBOR USD + 0.440%), 12/15/2030 (1)	69,061	66,871
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034 (2)(3)	72,298	70,692
NCUA Guaranteed Notes Trust 2010-R3
1.79% (1 Month LIBOR USD + 0.560%), 12/08/2020 (1)	1,563,237	1,566,444
2.40%, 12/08/2020	201,317	201,790
New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057 (2)(3)	5,566,309	5,817,339
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057 (2)(3)	4,989,410	5,190,545
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057 (2)(3)	6,595,129	6,867,239
Nomura Asset Acceptance Co. Alternative Loan Trust Series 2003-A1
5.00%, 04/25/2018	30	30
7.00%, 04/25/2033	7,954	8,154
5.50%, 05/25/2033	33,341	33,905
6.00%, 05/25/2033	21,826	22,188
PaineWebber CMO Trust Series P
8.50%, 08/01/2019	261	271
PFP 2015-2 Ltd.
2.68% (1 Month LIBOR USD + 1.450%), 07/14/2034 (1) (2)	626,388	626,044
4.48% (1 Month LIBOR USD + 3.250%), 07/14/2034 (1) (2)	821,000	822,283
5.23% (1 Month LIBOR USD + 4.000%), 07/14/2034 (1) (2)	730,000	731,641
PFP 2017-3 Ltd.
2.98% (1 Month LIBOR USD + 1.750%), 01/14/2035 (1) (2)	2,000,000	2,007,827
3.73% (1 Month LIBOR USD + 2.500%), 01/14/2035 (1) (2)	2,000,000	2,010,093
PPWR 2016-A NOTE
5.97%, 02/27/2019 (11)	890,101	890,101
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034	113,687	119,010
Provident Funding Mortgage Loan Trust 2005-1
3.42%, 05/25/2035 (3)	38,415	37,518
RAIT 2015-FL5 Trust
5.13% (1 Month LIBOR USD + 3.900%), 01/15/2031 (1) (2)	1,485,000	1,484,332
RALI Series 2002-QS16 Trust
14.04% (1 Month LIBOR USD + 16.620%), 10/25/2017 (1)	759	766
RALI Series 2003-QS14 Trust
5.00%, 07/25/2018	25,725	25,731
RALI Series 2003-QS18 Trust
5.00%, 09/25/2018	7,827	7,846
RALI Series 2003-QS3 Trust
13.78% (1 Month LIBOR USD + 16.500%), 02/25/2018 (1)	2,065	2,124
RALI Series 2003-QS9 Trust
6.31% (1 Month LIBOR USD + 7.550%), 05/25/2018 IO (1)	10,697	197
RALI Series 2004-QS6 Trust
5.00%, 05/25/2019	5,310	5,248
RALI Series 2004-QS7 Trust
5.50%, 05/25/2034	671,812	686,492
RALI Series 2005-QA6 Trust
4.57%, 05/25/2035 (3)	150,713	126,902
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037	22,359	20,784
RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/11/2031 (2)	512,000	517,660
RBSSP Resecuritization Trust 2009-1
6.50%, 02/26/2036 (2)(3)	327,468	345,551
RBSSP Resecuritization Trust 2009-12
5.60%, 11/25/2033 (2)(3)	346,120	355,787
RBSSP Resecuritization Trust 2009-2
7.00%, 08/26/2037 (2)(3)	64,329	65,952
RBSSP Resecuritization Trust 2010-9
5.00%, 10/26/2034 (2)(3)	23,100	23,169
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035 PO (2)	9,356	8,259
Residential Asset Securitization Trust 2003-A14
4.75%, 02/25/2019	867	829
Residential Asset Securitization Trust 2003-A8
4.25%, 10/25/2018	13,458	13,464
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034	2,358,214	2,369,873
Residential Asset Securitization Trust 2005-A2
3.81% (1 Month LIBOR USD + 5.050%), 03/25/2035 IO (1)	914,011	88,280
Residential Asset Securitization Trust 2006-A4IP
6.00%, 05/25/2036	84,595	81,353
Resource Capital Co. 2015-CRE4 Ltd.
2.63% (1 Month LIBOR USD + 1.400%), 08/15/2032 (1) (2)	183,145	182,838
4.23% (1 Month LIBOR USD + 3.000%), 08/15/2032 (1) (2)	1,151,000	1,126,794
RFMSI Series 2003-S14 Trust
0.00%, 07/25/2018 PO	1,428	1,414
RFMSI Series 2003-S16 Trust
5.00%, 09/25/2018	4,587	4,591
RFMSI Series 2005-SA4 Trust
3.55%, 09/25/2035 (3)	70,602	58,767
Sequoia Mortgage Trust 2004-10
1.86% (1 Month LIBOR USD + 0.620%), 11/20/2034 (1)	64,275	63,768
Sequoia Mortgage Trust 2004-11
1.84% (1 Month LIBOR USD + 0.600%), 12/20/2034 (1)	200,005	196,815
Sequoia Mortgage Trust 2004-12
1.75% (6 Month LIBOR USD + 0.320%), 01/20/2035 (1)	150,187	139,294
Sequoia Mortgage Trust 2004-8
1.94% (1 Month LIBOR USD + 0.700%), 09/20/2034 (1)	1,263,074	1,212,006
2.20% (6 Month LIBOR USD + 0.740%), 09/20/2034 (1)	215,638	212,266
Series RR 2014-1 Trust
0.00%, 05/25/2047 (2)	1,603,000	1,188,424
Springleaf Mortgage Loan Trust 2013-2
1.78%, 12/25/2065 (2)(3)	418,798	418,200
3.52%, 12/25/2065 (2)(3)	899,000	897,129
Springleaf Mortgage Loan Trust 2013-3
3.79%, 09/25/2057 (2)(3)	1,262,000	1,263,721
Structured Adjustable Rate Mortgage Loan Trust
3.45%, 06/25/2034 (3)	464,459	467,656
Structured Asset Mortgage Investments II Trust 2004-AR5
1.90% (1 Month LIBOR USD + 0.660%), 10/19/2034 (1)	189,646	182,677
Structured Asset Mortgage Investments II Trust 2005-AR5
1.49% (1 Month LIBOR USD + 0.250%), 07/19/2035 (1)	626,815	609,185
Structured Asset Mortgage Investments Trust 2003-CL1
1.64% (1 Month LIBOR USD + 0.400%), 07/25/2032 (1)	446,680	430,808
Structured Asset Sec Co. Mort Pass Thr Certs Ser 2003 29
4.75%, 09/25/2018	15,836	15,900
Structured Asset Sec Co. Mort Pass Thr Certs Ser 2003 30
5.50%, 10/25/2033	22,250	22,324
Structured Asset Securities Co.
3.24%, 12/25/2033 (3)	217,233	216,785
3.33%, 12/25/2033 (3)	1,890,836	1,870,633
5.40%, 02/25/2034 (3)	254,211	258,797
1.59% (1 Month LIBOR USD + 0.350%), 06/25/2035 (1) (2)	94,215	82,352
Structured Asset Securities Co. Mort Pass Thru Ser 2004-5H
5.54%, 12/25/2033	484,934	497,117
Structured Asset Securities Co. Mortgage Pass-Through Ctfs Ser 2003-33H
5.50%, 10/25/2033	251,219	255,720
Structured Asset Securities Co. Mortgage Pass-Through Ctfs Ser 2003-34A
3.36%, 11/25/2033 (3)	65,774	66,227
Structured Asset Securities Co. Mortgage Pass-Through Ctfs Ser 2004-22
4.99%, 01/25/2035 (3)	3,117,318	3,234,758
Thornburg Mortgage Securities Trust 2003-4
1.88% (1 Month LIBOR USD + 0.640%), 09/25/2043 (1)	868,754	839,153
Thornburg Mortgage Securities Trust 2003-5
3.22%, 10/25/2043 (3)	4,589,535	4,646,291
Thornburg Mortgage Securities Trust 2004-4
2.66%, 12/25/2044 (3)	457,759	459,013
Thornburg Mortgage Securities Trust 2005-1
3.06%, 04/25/2045 (3)	1,450,029	1,453,291
UBS Commercial Mortgage Trust
3.26%, 08/15/2050	10,114,000	10,373,048
UBS Commercial Mortgage Trust 2012-C1
2.27%, 05/10/2045 IO (2)(3)	1,668,109	128,150
UBS-BAMLL Trust
3.66%, 06/10/2030 (2)	1,787,000	1,831,668
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.53%, 05/10/2063 IO (2)(3)	5,808,915	296,561
3.53%, 05/10/2063	1,073,000	1,117,798
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046	271,000	279,644
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023	360,170	395,271
Vendee Mortgage Trust 1994-1
5.35%, 02/15/2024 (3)	96,464	102,164
6.50%, 02/15/2024	270,985	295,077
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026	143,271	160,602
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026	66,165	73,701
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027	204,573	233,279
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028	130,987	150,511
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030 (2)	2,283,000	2,328,406
VNDO 2013-PENN Mortgage Trust
3.81%, 12/13/2029 (2)	2,500,000	2,608,598
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.11%, 03/15/2045 IO (2)(3)	4,191,427	24
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
3.27%, 10/25/2033 (3)	335,070	338,315
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
3.13%, 08/25/2033 (3)	112,855	113,922
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
3.30%, 09/25/2033 (3)	602,990	613,662
3.36%, 09/25/2033 (3)	131,096	132,386
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033	102,234	104,559
WaMu Mortgage Pass-Through Certificates Series 2003-S10
5.00%, 10/25/2018	2,453	2,457
WaMu Mortgage Pass-Through Certificates Series 2003-S13 Trust
1.79% (1 Month LIBOR USD + 0.550%), 12/25/2018 (1)	5,185	5,148
WaMu Mortgage Pass-Through Certificates Series 2003-S4
14.06% (1 Month LIBOR USD + 17.460%), 06/25/2033 (1)	27,493	33,498
WaMu Mortgage Pass-Through Certificates Series 2003-S8 Trust
4.50%, 09/25/2018	11,739	11,747
4.50%, 09/25/2018	4,046	4,049
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033 PO	9,137	8,027
5.25%, 10/25/2033	419,697	437,190
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
2.92%, 01/25/2035 (3)	3,584,023	3,661,151
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
3.14%, 06/25/2034 (3)	3,826,229	3,892,537
3.14%, 06/25/2034 (3)	215,603	219,340
WaMu Mortgage Pass-Through Certificates Series 2004-CB1 Trust
5.00%, 06/25/2019	19,582	19,721
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
5.00%, 07/25/2019	26,425	26,594
5.50%, 08/25/2019	52,351	52,791
6.00%, 08/25/2034	917,876	971,651
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
5.50%, 10/25/2019	6,539	6,607
6.00%, 10/25/2019	8,524	8,716
6.50%, 10/25/2034	3,181,401	3,394,542
WaMu Mortgage Pass-Through Certificates Series 2004-CB4 Trust
5.50%, 12/25/2019	15,416	15,613
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033	68,645	69,691
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034	386,880	401,021
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034	62,179	63,610
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
3.33%, 09/25/2036 (3)	12,954	11,343
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
3.21%, 08/25/2046 (3)	87,609	82,532
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035 PO	15,325	12,066
5.50%, 03/25/2035	128,441	128,962
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
3.76% (1 Month LIBOR USD + 5.000%), 04/25/2035 IO (1)	270,819	34,462
3.81% (1 Month LIBOR USD + 5.050%), 04/25/2035 IO (1)	994,578	131,251
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035	343,023	323,221
5.50%, 06/25/2035 IO	328,375	65,356
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035	67,820	65,744
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036	26,246	24,837
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS5 Trust
1.74% (1 Month LIBOR USD + 0.500%), 03/25/2018 (1)	1,332	1,330
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033 PO	972	824
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033 PO	10,236	9,278
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037	31,975	29,563
Wells Fargo Commercial Mortgage Trust
2.64%, 11/15/2049	20,000,000	19,361,596
Wells Fargo Commercial Mortgage Trust 2013-120B
2.80%, 03/18/2028 (2)(3)	1,548,000	1,560,637
Wells Fargo Commercial Mortgage Trust 2014-LC16
2.82%, 08/15/2050	3,500,000	3,541,698
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048	9,300,000	9,484,714
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048	10,000,000	10,239,135
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/17/2058	729,000	760,577
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058	15,000,000	15,507,537
Wells Fargo Commercial Mortgage Trust 2015-NXS3
3.62%, 09/15/2057	548,000	569,248
Wells Fargo Commercial Mortgage Trust 2015-SG1
3.79%, 09/15/2048	1,926,000	2,022,928
Wells Fargo Commercial Mortgage Trust 2016-LC25
3.64%, 12/15/2059	2,088,000	2,170,771
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050	13,800,000	13,876,438
Wells Fargo Mortgage Backed Securities 2003-K Trust
3.09%, 11/25/2033 (3)	220,507	222,932
3.09%, 11/25/2033 (3)	8,459	8,587
Wells Fargo Mortgage Backed Securities 2003-L Trust
2.95%, 11/25/2033 (3)	39,414	38,898
Wells Fargo Mortgage Backed Securities 2004-4 Trust
5.50%, 05/25/2034	52,393	53,373
Wells Fargo Mortgage Backed Securities 2004-B Trust
3.06%, 02/25/2034 (3)	83,298	83,562
Wells Fargo Mortgage Backed Securities 2004-EE Trust
3.33%, 12/25/2034 (3)	2,798,797	2,839,845
3.33%, 12/25/2034 (3)	115,336	118,215
3.70%, 12/25/2034 (3)	210,134	217,813
3.70%, 12/25/2034 (3)	68,590	71,096
Wells Fargo Mortgage Backed Securities 2004-I Trust
3.34%, 07/25/2034 (3)	313,128	318,191
Wells Fargo Mortgage Backed Securities 2004-P Trust
3.54%, 09/25/2034 (3)	795,500	813,857
Wells Fargo Mortgage Backed Securities 2004-V Trust
3.43%, 10/25/2034 (3)	114,114	115,523
3.43%, 10/25/2034 (3)	146,362	150,605
Wells Fargo Mortgage Backed Securities 2005-14 Trust
0.00%, 12/25/2035 PO	13,727	12,137
5.50%, 12/25/2035	85,779	88,412
Wells Fargo Mortgage Backed Securities 2005-AR10 Trust
3.30%, 06/25/2035 (3)	5,068,499	5,188,587
Wells Fargo Mortgage Backed Securities 2005-AR3 Trust
3.40%, 03/25/2035 (3)	1,811,169	1,857,846
Wells Fargo Mortgage Backed Securities 2005-AR8 Trust
3.37%, 06/25/2035 (3)	168,299	171,970
Wells Fargo Mortgage Backed Securities 2007-11 Trust
6.00%, 08/25/2037	198,132	198,200
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037	32,303	32,495
WFRBS Commercial Mortgage Trust 2011-C3
4.38%, 03/15/2044 (2)	1,059,000	1,121,749
WFRBS Commercial Mortgage Trust 2012-C6
3.44%, 04/15/2045	9,470,780	9,835,622
WFRBS Commercial Mortgage Trust 2013-C11
4.35%, 03/15/2045 (2)(3)	300,000	277,459
WFRBS Commercial Mortgage Trust 2013-C14
3.07%, 06/15/2046	2,244,000	2,291,969
3.34%, 06/15/2046	229,750	237,565
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047	7,000,000	7,318,641
WFRBS Commercial Mortgage Trust 2014-C23
3.64%, 10/15/2057	3,500,000	3,668,998
WFRBS Commercial Mortgage Trust 2014-C24
3.32%, 11/15/2047	5,000,000	5,166,815
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047	10,000,000	10,508,542
Total Mortgage-Backed Obligations (Cost $4,734,039,650)		$4,776,927,798
Total Bonds & Notes (Cost $13,595,238,986)		$13,802,991,374

	Shares	Value
PREFERRED STOCKS - 0.02%
Financials - 0.02%
State Street Co., 5.35%	95,000	$2,585,900
Total Preferred Stocks (Cost $2,375,000)		$2,585,900

SHORT-TERM INVESTMENTS - 8.08%
Money Market Funds - 8.07%
Fidelity Institutional Money Market Government Funds - Class I, 0.91% (6) (7)	571,326,075	$571,326,075
Goldman Sachs Financial Square Treasury Solutions Fund - Class I, 0.84% (6) (7)	571,461,836	571,461,836
		1,142,787,911

	Principal
	Amount	Value
U.S. Treasury Bills - 0.01%
U.S. Treasury Bill, 0.00%, 04/26/2018 (10)	$1,000,000	993,298
Total Short-Term Investments (Cost $1,143,781,888)		$1,143,781,209
TOTAL INVESTMENTS IN SECURITIES - 105.60%
(Cost $14,741,395,874)		$14,949,358,483

TBA SALES COMMITMENTS - (0.09)%
Mortgage-Backed Obligations - (0.09)%
Fannie Mae Pool
3.50%, 10/1/2040 (9)	$(5,000,000)	$(5,152,539)
4.00%, 11/15/2043 (9)	(7,000,000)	(7,356,563)
Total TBA Sales Commitments (Proceeds Received $12,517,500)		$(12,509,102)

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.51)%		(779,742,429)
TOTAL NET ASSETS - 100.00%		$14,157,106,952

Percentages are stated as a percent of net assets.

IO	Interest Only Strip.
PO	Principal Only Strip.

(1)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2017.
(2)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $2,081,545,104, which represents 14.70% of total net assets.

(3)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of September 30, 2017.
(4)	Inflation protected security. The value of these securities total $7,118,426, which represents 0.05% of total net assets.
(5)	Delayed delivery purchase commitment security. The value of these securities total $714,698,426, which represents 5.05% of total net assets.
(6)	Partially assigned as collateral for certain delayed delivery securities. See Note 3(a) in the Notes to Schedule of Investments.
(7)	Represents annualized seven-day yield as of the close of the reporting period.
(8)	Adjustable rate security. The rate reported is the rate in effect as of September 30, 2017.
(9)	Delayed delivery sale commitment security. The value of these securities total $(12,509,102), which represents (0.09)% of total net assets.
(10)	Partially assigned as collateral for certain futures contracts. The value of the pledged issues total $2,857,275, which represent 0.02% of total net assets.
(11)	Security is categorized as Level 3 per the Trust's fair value hierarchy. The value of these securities total $66,563,458, which represents 0.47% of total net assets.
(12)	Security is in default as of September 30, 2017. The value of these securities total $526,962, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

			Settlement	Notional		Unrealized Appreciation
Number of Contracts Purchased	Reference Entity	Counterparty	Month	Amount	Value	(Depreciation)
1,693	U.S. 2 Year Note Future	J.P. Morgan	Dec. 2017	$365,860,525	$365,185,392	$(675,133)
2,012	U.S. 5 Year Note Future	J.P. Morgan	Dec. 2017	237,660,539	236,410,000	(1,250,539)
656	U.S. Ultra Bond Future	J.P. Morgan	Dec. 2017	109,993,597	108,322,000	(1,671,597)
						(3,597,269)

			Settlement	Notional		Unrealized Appreciation
Number of Contracts Sold	Reference Entity	Counterparty	Month	Amount	Value	(Depreciation)
(1,203)	U.S. 10 Year Note Future	J.P. Morgan	Dec. 2017	$(152,567,778)	$(150,750,937)	$1,816,841
(521)	U.S. Long Bond Future	J.P. Morgan	Dec. 2017	(80,656,728)	(79,615,313)	1,041,415
						2,858,256
						$(739,013)

Bridge Builder Core Plus Bond Fund
Schedule of Investments
September 30, 2017 (Unaudited)

	Principal
	Amount	Value
BONDS & NOTES - 94.95%
Asset-Backed Obligations - 15.36%
AASET 2017-1 Trust
3.97%, 05/16/2042 (1)	$684,110	$688,522
ABFC 2005-WMC1 Trust
1.97% (1 Month LIBOR USD + 0.740%), 06/25/2035 (2)	5,905,762	5,794,698
ABFC 2007-NC1 Trust
1.54% (1 Month LIBOR USD + 0.300%), 05/25/2037 (1)(2)	4,000,000	3,473,676
Accredited Mortgage Loan Trust 2003-2
1.94% (1 Month LIBOR USD + 0.700%), 10/25/2033 (2)	2,489,791	2,442,140
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE7
1.90% (1 Month LIBOR USD + 0.660%), 11/25/2035 (2)	443,376	443,022
Aegis Asset Backed Securities Trust 2005-5
1.49% (1 Month LIBOR USD + 0.250%), 12/25/2035 (2)	5,950,672	5,927,929
Airspeed Ltd.
1.50% (1 Month LIBOR USD + 0.270%), 06/15/2032 (1)(2)	10,317,783	9,153,897
1.51% (1 Month LIBOR USD + 0.280%), 06/15/2032 (1)(2)(7)	12,743,346	11,496,012
Ajax Mortgage Loan Trust 2016-B
4.00%, 09/25/2065 (1)(3)	724,594	723,491
Ajax Mortgage Loan Trust 2016-C
4.00%, 10/25/2057 (1)(3)	1,709,758	1,704,674
Ally Auto Receivables Trust 2014-1
2.04%, 12/16/2019	345,000	345,494
2.48%, 02/16/2021	345,000	345,744
Ally Auto Receivables Trust 2015-2
2.07%, 10/15/2020 (1)	820,000	821,306
3.01%, 03/15/2022 (1)	195,000	196,403
Ally Auto Receivables Trust 2016-1
1.99%, 03/15/2021	790,000	791,237
2.29%, 06/15/2021	530,000	531,956
Ally Auto Receivables Trust 2016-3
1.72%, 04/15/2021	2,060,000	2,053,710
Ally Auto Receivables Trust 2017-2
2.33%, 06/15/2022	210,000	210,310
Ally Auto Receivables Trust 2017-3
1.53%, 03/16/2020	2,040,000	2,039,670
1.74%, 09/15/2021	7,405,000	7,394,658
Ally Auto Receivables Trust 2017-4
1.75%, 12/15/2021	2,985,000	2,979,517
Ally Master Owner Trust
1.63%, 05/15/2020	1,670,000	1,670,754
ALM XI Ltd.
2.85% (3 Month LIBOR USD + 1.550%), 10/17/2026 (1)(2)	995,000	993,998
ALM XIV Ltd.
2.46% (3 Month LIBOR USD + 1.150%), 07/28/2026 (1)(2)	985,000	989,131
2.86% (3 Month LIBOR USD + 1.550%), 07/28/2026 (1)(2)	1,135,000	1,131,451
American Express Credit Account Master Trust
1.64%, 12/15/2021	3,620,000	3,615,149
1.81% (1 Month LIBOR USD + 0.580%), 02/18/2025 (2)	1,675,000	1,678,121
American Homes 4 Rent 2014-SFR2 Trust
6.23%, 10/17/2036 (1)	515,000	575,276
AmeriCredit Automobile Receivables 2015-1
1.26%, 11/08/2019	256,592	256,525
AmeriCredit Automobile Receivables 2015-4
3.72%, 12/08/2021	531,000	542,037
AmeriCredit Automobile Receivables 2016-1
1.81%, 10/08/2020	175,000	175,193
3.59%, 02/08/2022	916,000	936,013
AmeriCredit Automobile Receivables Trust 2013-5
2.86%, 12/09/2019	3,270,000	3,292,420
AmeriCredit Automobile Receivables Trust 2014-3
3.72%, 03/08/2022 (1)	840,000	852,329
Americredit Automobile Receivables Trust 2014-4
3.07%, 11/09/2020	5,600,000	5,665,082
3.66%, 03/08/2022	930,000	943,566
AmeriCredit Automobile Receivables Trust 2015-3
3.34%, 08/09/2021	1,865,000	1,890,961
AmeriCredit Automobile Receivables Trust 2016-2
1.60%, 11/09/2020	1,260,000	1,259,408
2.87%, 11/08/2021	290,000	293,586
3.65%, 05/09/2022	605,000	618,431
AmeriCredit Automobile Receivables Trust 2016-3
2.24%, 04/08/2022	2,000,000	1,992,327
2.71%, 09/08/2022	3,615,000	3,605,208
AmeriCredit Automobile Receivables Trust 2017-3
2.24%, 06/19/2023	335,000	333,965
2.69%, 06/19/2023	345,000	345,259
Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2005-R5
1.73% (1 Month LIBOR USD + 0.490%), 07/25/2035 (2)	4,284,043	4,290,864
Ameriquest Mortgage Securities Trust 2006-R2
1.41% (1 Month LIBOR USD + 0.180%), 04/25/2036 (2)	1,472,150	1,469,151
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2004-R8
2.20% (1 Month LIBOR USD + 0.960%), 09/25/2034 (2)	1,931,938	1,943,975
Ammc Clo 19 Ltd.
2.80% (3 Month LIBOR USD + 1.500%), 10/16/2028 (1)(2)	4,255,000	4,271,892
ARI Fleet Lease Trust 2017-A
1.91%, 04/15/2026 (1)	545,000	545,296
2.28%, 04/15/2026 (1)	1,305,000	1,307,299
Ascentium Equipment Receivables 2016-2 Trust
1.46%, 04/10/2019 (1)	199,291	199,121
Ascentium Equipment Receivables 2017-1 Trust
1.87%, 07/10/2019 (1)	165,000	165,029
2.29%, 06/10/2021 (1)	170,000	169,870
Atrium X
2.25% (3 Month LIBOR USD + 0.950%), 07/16/2025 (1)(2)	1,400,000	1,401,996
Avis Budget Rental Car Funding AESOP LLC
2.10%, 03/20/2019 (1)	330,000	330,327
2.62%, 09/20/2019 (1)	505,000	506,216
2.97%, 02/20/2020 (1)	1,450,000	1,463,425
2.46%, 07/20/2020 (1)	2,630,000	2,638,082
2.50%, 02/20/2021 (1)	3,245,000	3,252,579
2.50%, 07/20/2021 (1)	1,230,000	1,228,009
Barclays Dryrock Issuance Trust
2.41%, 07/15/2022	1,395,000	1,409,587
2.20%, 12/15/2022	1,705,000	1,712,314
Bayview Opportunity Master Fund IIIa Trust 2017-RN7
3.10%, 09/28/2032 (1)(3)	1,480,000	1,480,000
Bayview Opportunity Master Fund IIIb Trust 2017-RN2
3.47%, 04/28/2032 (1)(3)	560,416	563,832
Bayview Opportunity Master Fund IIIb Trust 2017-RN3
3.23%, 05/28/2032 (1)(3)	436,815	437,160
Bayview Opportunity Master Fund IVa Trust 2017-SPL5
3.50%, 07/28/2057 (1)(3)	456,247	467,429
Bayview Opportunity Master Fund IVb Trust 2017-NPL1
3.60%, 01/28/2032 (1)(3)	611,600	610,015
Bayview Opportunity Master Fund IVb Trust 2017-RN1
3.60%, 03/01/2032 (1)(3)	404,473	404,822
Bayview Opportunity Master Fund IVb Trust 2017-RT2
3.50%, 08/28/2057 (1)(3)	1,534,023	1,573,224
BCMSC Trust 1999-B
6.61%, 12/15/2029 (3)(12)	3,601,112	1,430,763
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1
4.21%, 12/16/2041 (1)(3)	1,427,917	1,483,669
BlueMountain CLO 2013-3 Ltd.
2.20% (3 Month LIBOR USD + 0.890%), 10/29/2025 (1)(2)	4,500,000	4,505,206
BMW Vehicle Lease Trust 2016-2
1.57%, 02/20/2020	960,000	956,447
Cadogan Square CLO IV BV
1.28% (6 Month EURIBOR + 1.550%), 07/24/2023 (1)(2)	EUR 6,000,000	7,064,137
California Republic Auto Receivables Trust 2017-1
3.76%, 12/15/2023	$1,300,000	1,299,419
CAM Mortgage Trust
4.00%, 01/15/2056 (1)(3)	13,860	13,884
CAM Mortgage Trust 2016-2
3.25%, 06/15/2057 (1)(3)	397,226	397,701
Capital Auto Receivables Asset Trust 2013-4
3.83%, 07/20/2022 (1)	550,000	553,119
Capital Auto Receivables Asset Trust 2014-1
2.84%, 04/22/2019	1,052,676	1,054,644
3.39%, 07/22/2019	960,000	965,796
Capital Auto Receivables Asset Trust 2015-2
4.50%, 01/22/2024	1,545,000	1,579,420
Capital Auto Receivables Asset Trust 2015-3
1.94%, 01/21/2020	2,000,000	2,003,400
Capital Auto Receivables Asset Trust 2016-2
1.63%, 01/20/2021	755,000	752,158
Capital One Multi-Asset Execution Trust
1.39%, 01/15/2021	3,000,000	2,999,420
Capitalsource Real Estate Loan Trust
1.70% (3 Month LIBOR USD + 0.390%), 01/20/2037 (1)(2)	3,380,651	3,216,761
1.96% (3 Month LIBOR USD + 0.650%), 01/20/2037 (1)(2)	3,400,000	3,201,100
2.05% (3 Month LIBOR USD + 0.750%), 01/20/2037 (1)(2)	1,200,000	1,118,400
2.16% (3 Month LIBOR USD + 0.850%), 01/20/2037 (1)(2)	700,000	632,508
CarMax Auto Owner Trust 2013-3
1.49%, 01/15/2019	405,662	405,659
CarMax Auto Owner Trust 2016-1
1.88%, 06/15/2021	365,000	364,415
CarMax Auto Owner Trust 2016-2
2.16%, 12/15/2021	100,000	99,690
CarMax Auto Owner Trust 2016-4
1.40%, 08/16/2021	1,390,000	1,380,494
2.26%, 07/15/2022	265,000	262,148
Carnow Auto Receivables Trust 2015-1
3.88%, 04/15/2020 (1)	650,000	653,085
Castlelake Aircraft Securitization Trust
3.97%, 07/15/2042	1,269,789	1,267,832
CCG Receivables Trust 2016-1
1.69%, 09/14/2022 (1)	975,993	975,714
CCG Receivables Trust 2017-1
1.84%, 11/14/2023 (1)	970,000	969,145
Chase Issuance Trust
1.59%, 02/18/2020	1,075,000	1,075,868
1.66% (1 Month LIBOR USD + 0.430%), 09/15/2020 (2)	2,000,000	2,006,648
1.65% (1 Month LIBOR USD + 0.420%), 11/16/2020 (2)	3,800,000	3,815,544
1.37%, 06/15/2021	9,260,000	9,197,973
Chrysler Capital Auto Receivables Trust 2016-B
1.36%, 01/15/2020 (1)	382,780	382,496
1.64%, 07/15/2021 (1)	575,000	573,290
Citibank Credit Card Issuance Trust
1.67% (1 Month LIBOR USD + 0.430%), 09/10/2020 (2)	2,695,000	2,705,240
1.74%, 01/19/2021	5,960,000	5,965,273
1.92%, 04/07/2022	9,495,000	9,499,745
1.86%, 08/08/2022	2,060,000	2,055,058
Citigroup Mortgage Loan Trust 2007-AHL1
1.38% (1 Month LIBOR USD + 0.140%), 12/25/2036 (2)	5,426,029	5,379,399
Citigroup Mortgage Loan Trust, Inc.
2.14% (1 Month LIBOR USD + 0.900%), 09/25/2035 (2)	5,900,000	5,177,329
CKE Restaurant Holdings, Inc.
4.47%, 03/20/2043 (1)	1,970,952	1,985,738
CLI Funding V LLC
3.38%, 10/18/2029 (1)	908,817	908,089
CNH Equipment Trust 2016-C
1.44%, 12/15/2021	1,020,000	1,013,195
Coinstar Funding LLC Series 2017-1
5.22%, 04/25/2047 (1)	2,109,713	2,192,399
College Ave Student Loans 2017-A LLC
2.89% (1 Month LIBOR USD + 1.650%), 11/26/2046 (1)(2)	6,973,526	6,973,521
Colony American Finance 2015-1 Ltd.
4.83%, 10/18/2047 (1)	725,000	755,279
Colony American Homes 2014-1
4.03% (1 Month LIBOR USD + 2.800%), 05/19/2031 (1)(2)	1,360,000	1,367,920
Colony American Homes 2014-2
3.59% (1 Month LIBOR USD + 2.350%), 07/17/2031 (1)(2)	101,880	102,243
Colony American Homes 2015-1
4.23% (1 Month LIBOR USD + 3.000%), 07/19/2032 (1)(2)	1,875,000	1,897,891
Conseco Finance Securitizations Corp.
8.06%, 09/01/2029 (3)	13,397,207	7,575,150
8.31%, 05/01/2032 (3)	8,633,561	4,813,203
Conseco Financial Corp.
7.70%, 05/15/2027 (3)	12,881,908	12,249,005
Conseco MANU HSG PT 2000-4
0.00%, 05/01/2032	745,072	398,938
Countrywide Asset-Backed Certificates
1.48% (1 Month LIBOR USD + 0.240%), 03/25/2036 (2)	4,357,033	3,561,624
1.41% (1 Month LIBOR USD + 0.170%), 03/25/2037 (2)	8,735,162	8,281,249
CPS Auto Receivables Trust 2016-C
5.92%, 06/15/2022 (1)	1,985,000	2,094,002
CPS Auto Receivables Trust 2017-C
3.79%, 06/15/2023 (1)	1,530,000	1,524,328
CPS Auto Trust
4.53%, 01/17/2023 (1)	1,465,000	1,493,415
CWABS Asset-Backed Certificates Trust 2004-13
2.51% (1 Month LIBOR USD + 1.280%), 04/25/2035 (2)	1,466,307	1,475,959
CWABS Asset-Backed Certificates Trust 2005-16
1.72% (1 Month LIBOR USD + 0.480%), 04/25/2036 (2)	805,000	783,835
CWABS Asset-Backed Certificates Trust 2005-7
1.82% (1 Month LIBOR USD + 0.580%), 09/25/2035 (2)	8,000,000	7,970,826
DB Master Finance LLC
3.63%, 11/20/2047 (1)	1,195,000	1,194,881
4.03%, 11/20/2047 (1)	880,000	879,912
DB Master Finance LLC 2015-1
3.26%, 02/20/2045 (1)	516,750	517,561
DEN10 2013-1A A1LR
0.00%, 10/26/2027 (3)(7)	6,500,000	6,500,000
Denali Capital CLO X Ltd.
2.46% (3 Month LIBOR USD + 1.150%), 04/28/2025 (1)(2)	11,622,972	11,622,972
Diamond Resorts Owner Trust 2013-1
1.95%, 01/20/2025 (1)	565,856	563,056
Diamond Resorts Owner Trust 2014-1
2.54%, 05/20/2027 (1)	159,124	157,685
Diamond Resorts Owner Trust 2015-1
2.73%, 07/20/2027 (1)	101,833	101,684
Discover Card Execution Note Trust
1.39%, 03/15/2022	2,150,000	2,133,147
Domino's Pizza Master Issuer LLC
3.48%, 10/25/2045 (1)	3,301,213	3,335,743
Drive Auto Receivables Trust 2015-B
2.76%, 07/15/2021 (1)	487,405	489,680
Drive Auto Receivables Trust 2015-C
3.01%, 05/17/2021 (1)	521,258	524,323
Dryden 31 Senior Loan Fund
2.38% (3 Month LIBOR USD + 1.080%), 04/18/2026 (1)(2)	3,200,000	3,208,870
Dryden 35 Euro CLO 2014 BV
0.70% (6 Month EURIBOR + 0.950%), 05/17/2027 (1)(2)	EUR 13,350,000	15,804,295
DT Auto Owner Trust 2014-3
4.47%, 11/15/2021 (1)	$1,800,000	1,833,705
DT Auto Owner Trust 2016-1
4.66%, 12/15/2022 (1)	1,600,000	1,635,402
DT Auto Owner Trust 2016-4
3.77%, 10/17/2022 (1)	115,000	115,518
DT Auto Owner Trust 2017-1
3.55%, 11/15/2022 (1)	2,595,000	2,595,832
DT Auto Owner Trust 2017-2
1.72%, 05/15/2020 (1)	5,180,503	5,180,978
3.89%, 01/17/2023 (1)	4,825,000	4,863,084
ECAF I Ltd.
3.47%, 06/15/2040 (1)(7)	1,292,570	1,283,398
ECMC Group Student Loan Trust 2017-2
2.29% (1 Month LIBOR USD + 1.050%), 05/25/2067 (1)(2)	11,618,451	11,618,446
Emerald Aviation Finance Ltd.
4.65%, 10/15/2038 (1)(3)	616,198	632,755
Enterprise Fleet Financing LLC
2.09%, 02/20/2021 (1)	1,535,000	1,539,058
2.08%, 09/20/2021 (1)	510,000	510,610
2.04%, 02/22/2022 (1)	2,185,000	2,179,936
2.13%, 07/20/2022 (1)	330,000	330,881
1.97%, 01/20/2023 (1)	875,000	874,959
Fieldstone Mortgage Investment Trust Series 2006-3
1.37% (1 Month LIBOR USD + 0.140%), 11/25/2036 (2)	11,460,957	10,375,849
First Investors Auto Owner Trust 2015-2
4.22%, 12/15/2021 (1)	270,000	275,266
First Investors Auto Owner Trust 2016-2
3.35%, 11/15/2022 (1)	850,000	847,973
First Investors Auto Owner Trust 2017-2
1.86%, 10/15/2021 (1)	7,619,496	7,614,509
3.56%, 09/15/2023 (1)	975,000	974,247
First NLC Trust 2005-2
1.72% (1 Month LIBOR USD + 0.480%), 09/25/2035 (2)	2,696,660	2,709,619
Five Guys Holdings, Inc.
4.60%, 07/25/2047 (1)	3,620,000	3,707,141
Flagship Credit Auto Trust 2014-1
3.34%, 04/15/2020 (1)	100,000	101,142
Flagship Credit Auto Trust 2016-3
3.89%, 11/15/2022 (1)	810,000	816,002
Flagship Credit Auto Trust 2017-1
4.23%, 05/15/2023 (1)	260,000	264,690
Flatiron CLO 2014-1 Ltd.
2.34% (3 Month LIBOR USD + 1.180%), 07/17/2026 (1)(2)	1,660,000	1,667,233
Ford Credit Auto Lease Trust 2017-A
1.88%, 04/15/2020	1,005,000	1,006,390
Ford Credit Auto Owner Trust 2014-A
1.90%, 09/15/2019	1,100,000	1,102,213
Ford Credit Auto Owner Trust 2014-C
1.06%, 05/15/2019	96,475	96,410
Ford Credit Auto Owner Trust 2015-A
1.28%, 09/15/2019	11,042	11,035
Ford Credit Auto Owner Trust 2015-B
1.16%, 11/15/2019	13,927	13,910
Ford Credit Auto Owner Trust 2015-C
1.41%, 02/15/2020	1,483,266	1,482,658
Ford Credit Auto Owner Trust 2016-B
1.33%, 10/15/2020	1,495,000	1,490,415
Ford Credit Auto Owner Trust 2016-C
1.22%, 03/15/2021	1,660,000	1,646,509
1.73%, 03/15/2022	555,000	548,728
1.93%, 04/15/2023	370,000	367,062
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027 (1)	4,565,000	4,528,794
Ford Credit Auto Owner Trust 2017-B
1.69%, 11/15/2021	4,070,000	4,061,245
Ford Credit Floorplan Master Owner Trust A
1.55%, 07/15/2021	2,660,000	2,645,794
2.16%, 11/15/2021	385,000	384,240
2.09%, 03/15/2022 (1)	2,255,000	2,259,832
GCAT 2017-2 LLC
3.50%, 04/25/2047 (1)(3)	1,070,477	1,064,006
GCAT 2017-4 LLC
3.23%, 05/25/2022 (1)(3)	144,939	145,389
GCAT 2017-5 LLC
3.23%, 06/25/2047 (1)(3)	858,753	858,729
GE Business Loan Trust
1.41%, 11/15/2034 (3)	3,033,660	2,937,597
GM Financial Automobile Leasing Trust 2016-2
1.76%, 03/20/2020	995,000	993,370
2.08%, 03/20/2020	570,000	567,861
2.58%, 03/20/2020	350,000	349,632
GM Financial Automobile Leasing Trust 2017-1
2.06%, 05/20/2020	940,000	942,667
GM Financial Automobile Leasing Trust 2017-3
2.01%, 11/20/2020	1,000,000	999,673
GM Financial Consumer Automobile 2017-1
1.78%, 10/18/2021 (1)	410,000	409,545
2.45%, 07/17/2023 (1)	100,000	99,890
GMF Floorplan Owner Revolving Trust
1.96%, 05/17/2021 (1)	2,035,000	2,037,855
2.41%, 05/17/2021 (1)	145,000	145,630
2.85%, 05/17/2021 (1)	100,000	99,991
2.26%, 08/16/2021 (1)	855,000	852,657
2.46%, 08/16/2021 (1)	855,000	852,697
2.22%, 01/18/2022 (1)	1,500,000	1,505,525
2.58%, 01/18/2022 (1)	670,000	673,121
GreatAmerica Leasing Receivables Funding LLC Series 2017-1
1.72%, 04/22/2019 (1)	160,000	160,015
2.06%, 06/22/2020 (1)	150,000	150,168
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028 (1)	384,020	384,325
2.96%, 12/26/2028 (1)(3)	174,555	174,788
HLA 2014-3A AR MTGE
2.41% (3 Month LIBOR USD + 1.100%), 10/22/2025 (1)(2)	1,585,000	1,588,078
Holland Park CLO 1 Ltd.
0.60% (3 Month EURIBOR + 0.930%), 05/14/2027 (1)(2)	EUR 7,200,000	8,516,440
Home Equity Asset Trust 2006-3
1.44% (1 Month LIBOR USD + 0.200%), 07/25/2036 (2)	$7,124,178	7,106,914
Home Partners of America 2016-1 Trust
4.53% (1 Month LIBOR USD + 3.300%), 03/17/2033 (1)(2)	705,000	718,744
Honda Auto Receivables 2015-1 Owner Trust
1.05%, 10/15/2018	18,741	18,729
Honda Auto Receivables 2015-2 Owner Trust
1.04%, 02/21/2019	29,088	29,055
Honda Auto Receivables 2015-3 Owner Trust
1.27%, 04/18/2019	1,039,476	1,038,893
Honda Auto Receivables 2015-4 Owner Trust
1.23%, 09/23/2019	2,037,056	2,033,556
Honda Auto Receivables 2016-1 Owner Trust
1.22%, 12/18/2019	1,333,101	1,330,092
Honda Auto Receivables 2016-3 Owner Trust
1.16%, 05/18/2020	1,085,000	1,080,431
Honda Auto Receivables 2016-4 Owner Trust
1.36%, 01/18/2023	610,000	603,021
Honda Auto Receivables 2017-2 Owner Trust
1.68%, 08/16/2021	2,730,000	2,724,141
House of Europe Funding V Plc
0.00% (3 Month EURIBOR + 0.280%), 11/08/2090 (2)	EUR 5,000,000	5,493,813
HSI Asset Securitization Corp. Trust 2006-OPT1
1.46% (1 Month LIBOR USD + 0.220%), 12/25/2035 (2)	$1,230,145	1,228,618
Hyundai Auto Lease Securitization Trust 2015-B
1.66%, 07/15/2019 (1)	1,675,000	1,675,463
Hyundai Auto Lease Securitization Trust 2016-B
1.52%, 10/15/2019 (1)	450,000	449,823
1.68%, 04/15/2020 (1)	140,000	139,827
Hyundai Auto Lease Securitization Trust 2016-C
1.49%, 02/18/2020 (1)	1,365,000	1,362,383
Hyundai Auto Lease Securitization Trust 2017-A
1.88%, 08/17/2020 (1)	1,140,000	1,141,466
Hyundai Auto Lease Securitization Trust 2017-B
1.97%, 07/15/2020 (1)	2,465,000	2,467,852
Invitation Homes 2015-SFR3 Trust
4.98% (1 Month LIBOR USD + 3.750%), 08/19/2032 (1)(2)	1,205,000	1,226,716
Jimmy Johns Funding LLC
3.61%, 07/30/2047 (1)	405,000	407,138
John Deere Owner Trust 2015-B
1.44%, 10/15/2019	237,314	237,253
John Deere Owner Trust 2016-B
1.25%, 06/15/2020	940,000	935,984
KKR CLO 12 Ltd.
2.35% (3 Month LIBOR USD + 1.050%), 07/15/2027 (1)(2)	4,060,000	4,073,264
2.85% (3 Month LIBOR USD + 1.550%), 07/15/2027 (1)(2)	1,625,000	1,628,291
Kubota Credit Owner Trust 2015-1
1.79%, 08/16/2021 (1)	500,000	500,431
Kubota Credit Owner Trust 2016-1
1.50%, 07/15/2020 (1)	1,105,000	1,099,217
Madison Park Funding XIV Ltd.
2.43% (3 Month LIBOR USD + 1.120%), 07/20/2026 (1)(2)	2,510,000	2,521,973
Magnetite XII Ltd.
2.63% (3 Month LIBOR USD + 1.330%), 04/15/2027 (1)(2)	4,385,000	4,416,914
Mastr Asset Backed Securities Trust 2004-WMC1
2.02% (1 Month LIBOR USD + 0.780%), 02/25/2034 (2)	2,587,552	2,575,793
Mastr Specialized Loan Trust
1.50% (1 Month LIBOR USD + 0.260%), 02/25/2036 (1)(2)	1,408,325	1,333,949
Mercedes-Benz Auto Lease Trust 2016-B
1.35%, 08/15/2019	740,000	737,961
Merlin Aviation Holdings DAC
4.50%, 12/15/2032 (1)(3)	1,479,423	1,492,350
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
1.48% (1 Month LIBOR USD + 0.240%), 05/25/2037 (2)	3,338,279	2,153,543
MMAF Equipment Finance LLC 2016-A
1.76%, 01/17/2023 (1)	280,000	277,244
MMAF Equipment Finance LLC 2017-A
1.73%, 05/18/2020 (1)	255,000	255,070
2.04%, 02/16/2022 (1)	425,000	425,197
MS MTG LN TR 2006-15XS
6.20%, 11/25/2036 (3)(12)	16,152,429	7,672,869
Munda CLO 1 BV
0.58% (6 Month EURIBOR + 0.850%), 12/05/2024 (1)(2)	EUR 20,000,000	22,323,082
MVW Owner Trust 2015-1
2.52%, 12/20/2032 (1)	$1,013,326	1,010,193
MVW Owner Trust 2017-1
2.42%, 12/20/2034 (1)	351,846	351,178
2.75%, 12/20/2034 (1)	237,868	237,299
National Collegiate Student Loan Trust 2004-2
1.72% (1 Month LIBOR USD + 0.480%), 12/25/2033 (2)	18,750,000	18,285,159
National Collegiate Student Loan Trust 2005-2
1.51% (1 Month LIBOR USD + 0.270%), 09/25/2029 (2)	10,678,581	10,583,031
National Collegiate Student Loan Trust 2005-3
1.52% (1 Month LIBOR USD + 0.290%), 10/25/2033 (1)(2)	22,696,821	20,948,737
National Collegiate Student Loan Trust 2006-3
1.51% (1 Month LIBOR USD + 0.270%), 03/25/2029 (2)	13,565,096	13,451,454
National Collegiate Student Loan Trust 2006-4
1.50% (1 Month LIBOR USD + 0.260%), 02/25/2029 (2)	13,099,116	12,888,475
National Collegiate Student Loan Trust 2007-1
1.48% (1 Month LIBOR USD + 0.240%), 07/25/2030 (2)	13,881,620	13,567,545
Nationstar HECM Loan Trust 2016-3
2.01%, 08/25/2026 (1)	127,299	127,061
Navient Student Loan Trust 2014-2
1.87% (1 Month LIBOR USD + 0.640%), 03/25/2043 (2)	984,220	976,257
Navient Student Loan Trust 2014-3
1.85% (1 Month LIBOR USD + 0.620%), 03/25/2043 (2)	368,481	364,888
Navient Student Loan Trust 2015-1
1.84% (1 Month LIBOR USD + 0.600%), 04/25/2040 (2)	5,620,000	5,598,818
Navient Student Loan Trust 2016-1
1.94% (1 Month LIBOR USD + 0.700%), 02/25/2070 (1)(2)	3,932,621	3,899,276
Navient Student Loan Trust 2016-2
2.74% (1 Month LIBOR USD + 1.500%), 06/25/2065 (1)(2)	6,200,000	6,430,685
Navient Student Loan Trust 2017-1
2.39% (1 Month LIBOR USD + 1.150%), 07/26/2066 (1)(2)	4,730,000	4,826,019
Navient Student Loan Trust 2017-3
2.29% (1 Month LIBOR USD + 1.050%), 07/26/2066 (1)(2)	5,000,000	5,063,449
Navient Student Loan Trust 2017-5
2.05% (1 Month LIBOR USD + 0.800%), 07/26/2066 (1)(2)	6,000,000	5,999,966
Nelnet Student Loan Trust 2007-1
1.39% (3 Month LIBOR USD + 0.070%), 05/25/2025 (2)	4,150,000	4,102,263
Nelnet Student Loan Trust 2008-3
2.97% (3 Month LIBOR USD + 1.650%), 11/25/2024 (2)	2,145,746	2,183,065
Nelnet Student Loan Trust 2013-1
1.83% (1 Month LIBOR USD + 0.600%), 06/25/2041 (1)(2)	5,378,064	5,364,414
Nelnet Student Loan Trust 2014-2
2.08% (1 Month LIBOR USD + 0.850%), 07/27/2037 (1)(2)	4,250,000	4,182,682
Nelnet Student Loan Trust 2015-2
1.84% (1 Month LIBOR USD + 0.600%), 09/25/2042 (1)(2)	3,089,938	3,053,422
Nelnet Student Loan Trust 2015-3
1.83% (1 Month LIBOR USD + 0.600%), 02/26/2046 (1)(2)	4,677,292	4,688,257
Neuberger Berman CLO XIX Ltd.
2.35% (3 Month LIBOR USD + 1.050%), 07/15/2027 (1)(2)	500,000	501,399
New Century Home Equity Loan Trust 2005-1
1.91% (1 Month LIBOR USD + 0.680%), 03/25/2035 (2)	6,000,000	5,989,879
New Century Home Equity Loan Trust 2005-3
1.73% (1 Month LIBOR USD + 0.490%), 07/25/2035 (2)	1,100,923	1,102,784
1.75% (1 Month LIBOR USD + 0.510%), 07/25/2035 (2)	6,570,000	6,561,460
Nissan Auto Lease Trust 2017-A
1.91%, 04/15/2020	1,760,000	1,761,974
Nissan Auto Receivables 2015-A Owner Trust
1.05%, 10/15/2019	9,832	9,817
Nissan Auto Receivables 2015-B Owner Trust
1.34%, 03/16/2020	2,628,598	2,625,567
Nissan Auto Receivables 2015-C Owner Trust
1.37%, 05/15/2020	95,000	94,868
Nissan Auto Receivables 2016-B Owner Trust
1.05%, 04/15/2019	27,079	27,061
Nissan Auto Receivables 2016-C Owner Trust
1.18%, 01/15/2021	730,000	724,687
Nissan Auto Receivables 2017-A Owner Trust
1.47%, 01/15/2020	4,375,000	4,373,792
Nissan Master Owner Trust Receivables
1.54%, 06/15/2021	1,465,000	1,457,034
1.66% (1 Month LIBOR USD + 0.430%), 04/18/2022 (2)	4,520,000	4,540,344
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1
1.65% (1 Month LIBOR USD + 0.410%), 02/25/2036 (2)	7,385,418	7,400,961
NovaStar Mortgage Funding Trust Series 2005-2
1.88% (1 Month LIBOR USD + 0.650%), 10/25/2035 (2)	889,051	890,085
NYMT Residential 2016-RP1
4.00%, 03/25/2021 (1)(3)	108,525	108,908
Oak Hill Advisors Residential Loan Trust 2017-NPLA
3.00%, 06/25/2057 (1)(3)	229,163	229,274
Octagon Investment Partners XVII Ltd.
2.31% (3 Month LIBOR USD + 1.000%), 10/27/2025 (1)(2)	2,700,000	2,710,997
OneMain Financial Issuance Trust 2015-2
2.57%, 07/18/2025 (1)	928,227	929,947
3.10%, 07/18/2025 (1)	1,280,000	1,279,397
OneMain Financial Issuance Trust 2015-3
4.16%, 11/18/2028 (1)	710,000	724,038
OneMain Financial Issuance Trust 2016-1
4.57%, 02/20/2029 (1)	1,125,000	1,167,187
OneMain Financial Issuance Trust 2016-2
5.94%, 03/20/2028 (1)	1,440,000	1,496,303
OneMain Financial Issuance Trust 2017-1
3.35%, 09/14/2032 (1)	1,645,000	1,635,341
Option One Mortgage Loan Trust 2005-2
1.90% (1 Month LIBOR USD + 0.660%), 05/25/2035 (2)	1,042,441	1,045,780
Option One Mortgage Loan Trust 2005-3
1.71% (1 Month LIBOR USD + 0.470%), 08/25/2035 (2)	1,554,713	1,556,077
Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4
1.68% (1 Month LIBOR USD + 0.440%), 11/25/2035 (2)	6,032,516	6,021,313
Option One Mortgage Loan Trust 2006-1
1.46% (1 Month LIBOR USD + 0.220%), 01/25/2036 (2)	11,893,136	11,833,435
OSAT 2016-NPL1 Trust
3.75%, 07/25/2056 (1)(3)	2,693,917	2,714,792
OSCAR US Funding Trust V
2.73%, 12/15/2020 (1)	640,000	639,720
2.99%, 12/15/2023 (1)	540,000	536,800
OZLM VIII Ltd.
2.43% (3 Month LIBOR USD + 1.130%), 10/17/2026 (1)(2)	1,445,000	1,448,627
2.90% (3 Month LIBOR USD + 1.600%), 10/17/2026 (1)(2)	1,100,000	1,107,245
Penta CLO 1 SA
1.10% (6 Month EURIBOR + 1.350%), 06/04/2024 (1)(2)	EUR 2,000,000	2,316,984
People's Choice Home Loan Securities Trust Series 2005-3
2.09% (1 Month LIBOR USD + 0.860%), 08/25/2035 (2)	$1,245,000	1,072,312
Progress Residential 2015-SFR3 Trust
4.67%, 11/15/2032 (1)	505,000	524,956
RASC Series 2005-KS10 Trust
1.68% (1 Month LIBOR USD + 0.440%), 11/25/2035 (2)	8,930,000	8,892,249
RASC Series 2006-KS9 Trust
1.40% (1 Month LIBOR USD + 0.160%), 09/25/2036 (2)	9,208,825	8,695,650
RCO Mortgage LLC 2017-1
3.38%, 08/25/2022 (1)(3)	2,431,657	2,434,750
Santander Drive Auto Receivables Trust 2013-2
2.98%, 04/15/2020 (1)	5,000,000	5,011,140
Santander Drive Auto Receivables Trust 2013-5
3.73%, 03/15/2021 (1)	1,362,000	1,377,262
Santander Drive Auto Receivables Trust 2014-3
2.65%, 08/17/2020	245,000	246,796
3.49%, 09/15/2021 (1)	985,000	994,678
Santander Drive Auto Receivables Trust 2015-4
3.53%, 08/16/2021	937,000	959,956
Santander Drive Auto Receivables Trust 2015-5
3.65%, 12/15/2021	275,000	281,080
Santander Drive Auto Receivables Trust 2016-3
2.46%, 03/15/2022	155,000	155,786
Santander Drive Auto Receivables Trust 2017-1
1.49%, 02/18/2020	586,933	586,631
2.10%, 06/15/2021	260,000	259,984
2.58%, 05/16/2022	305,000	305,716
Santander Drive Auto Receivables Trust 2017-3
2.19%, 03/15/2022	1,100,000	1,096,451
Shenton Aircraft Investment I Ltd.
4.75%, 10/15/2042 (1)	782,543	819,136
Sierra Timeshare 2015-2 Receivables Funding LLC
2.43%, 06/20/2032 (1)	477,527	476,608
Sierra Timeshare 2016-2 Receivables Funding LLC
2.33%, 07/20/2033 (1)	490,564	489,707
S-Jets 2017-1 Ltd.
3.97%, 08/15/2042 (1)	9,029,556	9,002,020
SLC Student Loan Trust 2005-2
1.48% (3 Month LIBOR USD + 0.160%), 12/15/2039 (2)	4,900,000	4,642,198
SLC Student Loan Trust 2005-3
1.47% (3 Month LIBOR USD + 0.150%), 12/15/2039 (2)	5,000,000	4,782,435
SLM Private Credit Student Loan Trust 2003-B
3.28% (28 Day Auction Rate + 0.000%), 03/15/2033 (2)	4,350,000	4,331,352
SLM Student Loan Trust 2003-10
1.79% (3 Month LIBOR USD + 0.550%), 12/15/2027 (1)(2)	5,618,718	5,636,479
SLM Student Loan Trust 2004-3
1.86% (3 Month LIBOR USD + 0.550%), 10/25/2064 (1)(2)	6,300,000	6,165,968
SLM Student Loan Trust 2006-10
1.53% (3 Month LIBOR USD + 0.220%), 03/25/2044 (2)	2,561,892	2,310,159
SLM Student Loan Trust 2006-2
1.48% (3 Month LIBOR USD + 0.170%), 01/25/2041 (2)	4,340,000	4,191,089
SLM Student Loan Trust 2007-2
1.48% (3 Month LIBOR USD + 0.170%), 07/25/2025 (2)	6,950,000	5,859,065
SLM Student Loan Trust 2007-3
1.37% (3 Month LIBOR USD + 0.060%), 01/25/2022 (2)	4,150,000	4,005,716
SLM Student Loan Trust 2007-6
1.69% (3 Month LIBOR USD + 0.380%), 10/25/2024 (2)	3,119,476	3,122,571
SLM Student Loan Trust 2008-2
2.06% (3 Month LIBOR USD + 0.750%), 04/25/2023 (2)	5,287,719	5,278,217
SLM Student Loan Trust 2008-4
2.96% (3 Month LIBOR USD + 1.650%), 07/25/2022 (2)	1,301,582	1,336,117
SLM Student Loan Trust 2008-5
3.01% (3 Month LIBOR USD + 1.700%), 07/25/2023 (2)	11,771,644	12,119,992
3.16% (3 Month LIBOR USD + 1.850%), 07/25/2073 (2)	7,350,000	7,341,237
SLM Student Loan Trust 2008-9
2.81% (3 Month LIBOR USD + 1.500%), 04/25/2023 (2)	1,276,191	1,306,182
SLM Student Loan Trust 2009-3
1.99% (1 Month LIBOR USD + 0.750%), 01/25/2045 (1)(2)	2,693,288	2,679,768
SLM Student Loan Trust 2012-3
1.89% (1 Month LIBOR USD + 0.650%), 12/26/2025 (2)	1,437,733	1,448,975
SLM Student Loan Trust 2012-7
3.04% (1 Month LIBOR USD + 1.800%), 09/25/2043 (2)	2,220,000	2,151,026
SLM Student Loan Trust 2013-2
1.69% (1 Month LIBOR USD + 0.450%), 09/25/2026 (2)	2,760,719	2,760,718
SLM Student Loan Trust 2014-1
1.84% (1 Month LIBOR USD + 0.600%), 02/26/2029 (2)	4,300,000	4,271,012
SMART ABS Series 2016-2US Trust
1.71%, 03/15/2021	3,075,000	3,041,784
2.05%, 12/14/2022	2,370,000	2,338,040
SMB Private Education Loan Trust 2014-A
3.05%, 05/15/2026 (1)	647,577	658,029
SMB Private Education Loan Trust 2015-B
2.98%, 07/15/2027 (1)	360,000	366,806
SMB Private Education Loan Trust 2015-C
2.75%, 07/15/2027 (1)	590,899	596,926
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031 (1)	525,000	526,373
SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032 (1)	2,850,000	2,826,740
SMB Private Education Loan Trust 2016-C
2.34%, 09/15/2034 (1)	785,000	774,396
SoFi Consumer Loan Program 2017-3 LLC
2.77%, 05/26/2026 (1)	12,428,694	12,479,254
SoFi Consumer Loan Program 2017-4 LLC
2.50%, 06/25/2026 (1)	14,675,843	14,667,493
SoFi Professional Loan Program 2015-B LLC
3.52%, 03/25/2036 (1)	837,126	846,198
SoFi Professional Loan Program 2015-C LLC
3.58%, 08/25/2036 (1)	882,472	885,427
SoFi Professional Loan Program 2015-D LLC
3.59%, 10/26/2037 (1)	1,754,493	1,764,161
SoFi Professional Loan Program 2016-B LLC
3.80%, 04/25/2037 (1)	195,000	199,898
SoFi Professional Loan Program 2016-C LLC
3.35%, 05/25/2037 (1)(3)	310,000	308,729
SoFi Professional Loan Program 2016-D LLC
3.23%, 01/25/2039 (1)(3)	490,000	482,698
SoFi Professional Loan Program 2016-E LLC
3.44%, 07/25/2040 (1)(3)	1,600,000	1,600,404
SoFi Professional Loan Program 2017-A LLC
4.43%, 03/26/2040 (1)(3)	165,000	169,392
SoFi Professional Loan Program 2017-C LLC
1.84% (1 Month LIBOR USD + 0.600%), 07/25/2040 (1)(2)	10,605,597	10,615,057
SpringCastle America Funding LLC
3.05%, 11/25/2023 (1)	4,099,212	4,126,521
Springleaf Funding Trust 2016-A
2.90%, 11/15/2029 (1)	845,000	847,219
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030 (1)	7,900,000	7,899,010
3.86%, 07/15/2030 (1)	1,105,000	1,117,089
Structured Asset Investment Loan Trust 2006-BNC2
1.40% (1 Month LIBOR USD + 0.160%), 05/25/2036 (2)	1,075,908	1,004,509
Structured Asset Securities Corp Mortgage Loan Trust 2007-WF2
2.24% (1 Month LIBOR USD + 1.000%), 08/25/2037 (2)	1,043,485	1,061,486
Structured Asset Securities Corp. Mortgage Loan Trust 2006-EQ1
1.55% (1 Month LIBOR USD + 0.310%), 07/25/2036 (1)(2)	1,655,000	1,412,243
Synchrony Credit Card Master Note Trust
1.69%, 03/15/2021	1,675,000	1,673,243
2.21%, 09/15/2022	1,700,000	1,699,882
Synchrony Credit Card Master Note Trust 2015-1
2.37%, 03/15/2023	2,215,000	2,233,372
2.64%, 03/15/2023	1,085,000	1,090,362
Synchrony Credit Card Master Note Trust 2015-3
1.94%, 09/15/2021	1,315,000	1,314,538
Synchrony Credit Card Master Note Trust 2015-4
2.62%, 09/15/2023	650,000	651,813
THL Credit Wind River 2014-3 CLO Ltd.
2.41% (3 Month LIBOR USD + 1.100%), 01/22/2027 (1)(2)	6,290,000	6,307,882
Tidewater Sales Finance Master Trust Series 2017-A
4.55%, 05/15/2021 (1)(7)	2,055,000	2,053,462
Towd Point Mortgage Trust 2016-4
3.25%, 07/25/2056 (1)(3)	910,000	912,252
Towd Point Mortgage Trust 2017-1
2.75%, 10/25/2056 (1)(3)	715,950	719,631
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057 (1)(3)	329,173	330,897
Towd Point Mortgage Trust 2017-3
2.75%, 06/25/2057 (1)(3)	1,960,434	1,970,189
Towd Point Mortgage Trust 2017-4
2.75%, 06/25/2057 (1)(3)	1,913,769	1,922,254
Toyota Auto Receivables 2015-A Owner Trust
1.12%, 02/15/2019	14,045	14,037
Toyota Auto Receivables 2015-B Owner Trust
1.27%, 05/15/2019	602,401	602,069
Toyota Auto Receivables 2017-B Owner Trust
1.76%, 07/15/2021	3,620,000	3,619,044
Toyota Auto Receivables 2017-C Owner Trust
1.78%, 11/15/2021	4,600,000	4,596,198
Verizon Owner Trust 2016-2
1.68%, 05/20/2021 (1)	2,305,000	2,297,365
2.15%, 05/20/2021 (1)	1,565,000	1,561,635
2.36%, 05/20/2021 (1)	1,245,000	1,242,554
Verizon Owner Trust 2017-1
2.06%, 09/20/2021 (1)	1,865,000	1,869,873
2.45%, 09/20/2021 (1)	540,000	542,504
2.65%, 09/20/2021 (1)	725,000	728,176
Verizon Owner Trust 2017-2
2.22%, 12/20/2021 (1)	735,000	733,778
VOLT LIV LLC
3.50%, 02/25/2047 (1)(3)	876,691	881,997
VOLT LIX LLC
3.25%, 05/28/2047 (1)(3)	13,066,778	13,101,729
VOLT LV LLC
3.50%, 03/25/2047 (1)(3)	918,213	924,885
VOLT LVI LLC
3.50%, 03/25/2047 (1)(3)	2,712,859	2,733,601
VOLT LVII LLC
3.38%, 04/25/2047 (1)(3)	1,072,114	1,077,938
VOLT LVIII LLC
3.38%, 05/28/2047 (1)(3)	22,351,601	22,490,726
VOLT LX LLC
3.25%, 06/25/2047 (1)(3)	13,059,542	13,109,157
VOLT LXI LLC
3.13%, 06/25/2047 (1)(3)	14,944,183	14,982,056
VOLT XXII LLC
3.50%, 02/25/2055 (1)(3)	67,318	67,536
4.25%, 02/25/2055 (1)(3)	319,014	320,524
VOLT XXIV LLC
3.50%, 02/25/2055 (1)(3)	170,697	171,659
VOLT XXXVIII LLC
3.88%, 09/25/2045 (1)(3)	835,800	838,967
Volvo Financial Equipment LLC Series 2016-1
1.67%, 02/18/2020 (1)	395,000	395,065
Voya CLO 2014-3 Ltd.
2.73% (3 Month LIBOR USD + 1.420%), 07/25/2026 (1)(2)	1,152,000	1,152,401
Wendys Funding LLC 2015-1
3.37%, 06/15/2045 (1)	7,452,900	7,519,753
Westlake Automobile Receivables Trust 2016-1
3.29%, 09/15/2021 (1)	800,000	806,183
Westlake Automobile Receivables Trust 2016-2
2.83%, 05/17/2021 (1)	1,050,000	1,056,750
Wheels SPV 2 LLC
1.27%, 04/22/2024 (1)	403,822	403,486
1.87%, 05/20/2025 (1)	910,000	906,871
World Financial Network Credit Card Master Trust
1.61%, 12/15/2021	1,450,000	1,450,469
World Omni Automobile Lease Securitization Trust 2016-A
1.45%, 08/15/2019	2,180,000	2,173,876
Total Asset-Backed Obligations (Cost $1,081,760,477)		$1,087,626,697

Corporate Bonds - 34.58%
Basic Materials - 0.67%
Aleris International, Inc.
9.50%, 04/01/2021 (1)	$375,000	$399,375
Arconic, Inc.
6.15%, 08/15/2020	2,730,000	2,981,827
Axalta Coating Systems LLC
4.88%, 08/15/2024 (1)	1,230,000	1,282,275
CF Industries, Inc.
6.88%, 05/01/2018	422,000	433,605
4.50%, 12/01/2026 (1)	3,155,000	3,299,766
Corp Nacional del Cobre de Chile
3.63%, 08/01/2027 (1)	685,000	683,034
CVR Partners LP / CVR Nitrogen Finance Corp.
9.25%, 06/15/2023 (1)	880,000	937,200
Equate Petrochemical BV
3.00%, 03/03/2022	690,000	684,135
4.25%, 11/03/2026	1,710,000	1,758,393
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	1,225,000	1,226,225
5.40%, 11/14/2034	1,750,000	1,671,250
Glencore Funding LLC
4.00%, 04/16/2025 (1)	4,450,000	4,518,307
Goldcorp, Inc.
3.70%, 03/15/2023	3,270,000	3,402,484
Methanex Corp.
4.25%, 12/01/2024	575,000	570,388
Mexichem SAB de CV
4.00%, 10/04/2027 (1)	1,255,000	1,249,352
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	2,796,000	2,965,805
Solvay Finance America LLC
4.45%, 12/03/2025 (1)	7,010,000	7,531,665
Steel Dynamics, Inc.
5.00%, 12/15/2026	277,000	295,697
Vale Overseas Ltd.
6.25%, 08/10/2026	2,000,000	2,275,000
6.88%, 11/10/2039	1,160,000	1,325,880
Vale SA
5.63%, 09/11/2042	2,700,000	2,735,100
Valvoline, Inc.
5.50%, 07/15/2024 (1)	1,209,000	1,290,608
Westlake Chemical Corp.
3.60%, 08/15/2026	3,920,000	3,913,391
		47,430,762
Communications - 3.95%
21st Century Fox America, Inc.
3.70%, 09/15/2024	2,500,000	2,593,247
Alibaba Group Holding Ltd.
3.13%, 11/28/2021	875,000	894,447
3.60%, 11/28/2024	3,625,000	3,756,678
Altice Finco SA
7.63%, 02/15/2025 (1)	650,000	685,750
Altice Luxembourg SA
7.25%, 05/15/2022	EUR 7,400,000	9,297,010
7.63%, 02/15/2025 (1)	$1,170,000	1,262,137
Altice US Finance I Corp.
5.38%, 07/15/2023 (1)	800,000	846,000
5.50%, 05/15/2026 (1)	1,200,000	1,266,000
Amazon.com, Inc.
3.15%, 08/22/2027 (1)	3,525,000	3,538,557
3.88%, 08/22/2037 (1)	2,700,000	2,728,147
4.05%, 08/22/2047 (1)	2,484,000	2,511,607
4.25%, 08/22/2057 (1)	291,000	298,374
AT&T, Inc.
2.25% (3 Month LIBOR USD + 0.950%), 07/15/2021 (2)	2,705,000	2,739,070
3.00%, 06/30/2022	2,925,000	2,953,362
3.40%, 05/15/2025	5,835,000	5,741,639
4.13%, 02/17/2026	3,485,000	3,580,516
4.25%, 03/01/2027	3,127,000	3,212,554
3.15%, 09/04/2036	EUR 200,000	238,162
5.25%, 03/01/2037	$8,772,000	9,195,125
4.90%, 08/14/2037	2,300,000	2,327,106
4.80%, 06/15/2044	1,800,000	1,750,256
4.35%, 06/15/2045	910,000	834,744
4.75%, 05/15/2046	1,560,000	1,501,991
5.45%, 03/01/2047	6,237,000	6,593,973
4.50%, 03/09/2048	4,720,000	4,349,239
Baidu, Inc.
2.88%, 07/06/2022	2,500,000	2,509,185
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026 (1)	4,835,000	5,010,269
5.13%, 05/01/2027 (1)	1,107,000	1,122,221
Cequel Communications Holdings I LLC / Cequel Capital Corp.
7.75%, 07/15/2025 (1)	1,175,000	1,298,375
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	11,594,000	12,389,962
6.48%, 10/23/2045	4,000,000	4,700,800
Cisco Systems, Inc.
1.60%, 02/28/2019	4,588,000	4,584,503
1.40%, 09/20/2019	2,692,000	2,678,174
Comcast Corp.
3.30%, 02/01/2027	2,195,000	2,224,407
Cox Communications, Inc.
3.15%, 08/15/2024 (1)	3,400,000	3,377,260
3.85%, 02/01/2025 (1)	1,450,000	1,459,587
3.35%, 09/15/2026 (1)	7,940,000	7,766,667
4.80%, 02/01/2035 (1)	2,300,000	2,276,395
4.70%, 12/15/2042 (1)	810,000	758,775
4.50%, 06/30/2043 (1)	950,000	874,048
Crown Castle Towers LLC
3.66%, 05/15/2025 (1)	1,300,000	1,332,500
CSC Holdings LLC
8.63%, 02/15/2019	625,000	677,344
10.88%, 10/15/2025 (1)	1,517,000	1,875,391
5.50%, 04/15/2027 (1)	2,650,000	2,756,000
Discovery Communications LLC
2.04% (3 Month LIBOR USD + 0.710%), 09/20/2019 (2)	201,000	202,229
2.20%, 09/20/2019	64,000	64,205
2.95%, 03/20/2023	1,200,000	1,200,939
2.50%, 09/20/2024	GBP 100,000	130,919
4.90%, 03/11/2026	$970,000	1,035,192
3.95%, 03/20/2028	4,141,000	4,129,600
5.00%, 09/20/2037	1,270,000	1,290,663
DISH DBS Corp.
6.75%, 06/01/2021	200,000	220,000
5.88%, 07/15/2022	200,000	212,500
DISH Network Corp.
2.38%, 03/15/2024 (1)	2,165,000	2,151,469
Expedia, Inc.
5.00%, 02/15/2026	2,560,000	2,783,036
3.80%, 02/15/2028 (1)	2,450,000	2,427,259
Finisar Corp.
0.50%, 12/15/2036 (1)	2,385,000	2,235,937
Grupo Televisa SAB
6.63%, 03/18/2025	340,000	404,993
iHeartCommunications, Inc.
9.00%, 09/15/2022	6,895,000	4,878,212
Intelsat Jackson Holdings SA
7.25%, 10/15/2020	4,215,000	4,056,937
9.75%, 07/15/2025 (1)	837,000	845,370
Interpublic Group of Cos, Inc./The
4.00%, 03/15/2022	1,100,000	1,155,923
4.20%, 04/15/2024	4,993,000	5,243,358
Level 3 Financing, Inc.
5.63%, 02/01/2023	375,000	386,505
5.13%, 05/01/2023	325,000	330,485
5.38%, 01/15/2024	431,000	441,236
5.38%, 05/01/2025	1,475,000	1,516,484
5.25%, 03/15/2026	4,225,000	4,329,315
Liberty Media Corp.
2.25%, 09/30/2046	535,000	568,437
Nokia OYJ
3.38%, 06/12/2022	280,000	282,450
4.38%, 06/12/2027	465,000	478,369
Omnicom Group, Inc.
3.65%, 11/01/2024	1,600,000	1,636,325
Priceline Group, Inc.
3.65%, 03/15/2025	2,368,000	2,437,936
3.60%, 06/01/2026	8,111,000	8,243,528
3.55%, 03/15/2028	555,000	555,163
Proven Honour Capital Ltd.
4.13%, 05/19/2025	2,600,000	2,700,594
SES GLOBAL Americas Holdings GP
2.50%, 03/25/2019 (1)	500,000	498,683
Sky Plc
6.10%, 02/15/2018 (1)	2,980,000	3,028,550
3.75%, 09/16/2024 (1)	280,000	287,190
SoftBank Group Corp.
4.50%, 04/15/2020 (1)	725,000	747,961
Sprint Communications, Inc.
9.00%, 11/15/2018 (1)	2,092,000	2,246,285
7.00%, 08/15/2020	3,845,000	4,201,124
Sprint Corp.
7.25%, 09/15/2021	3,000,000	3,333,750
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%, 03/20/2023 (1)	2,100,000	2,131,500
TEGNA, Inc.
5.50%, 09/15/2024 (1)	400,000	421,000
Tencent Holdings Ltd.
3.80%, 02/11/2025	3,210,000	3,359,878
Time Warner Cable LLC
3.80%, 02/15/2027	3,530,000	3,530,416
6.55%, 05/01/2037	1,375,000	1,614,315
7.30%, 07/01/2038	2,065,000	2,590,879
6.75%, 06/15/2039	930,000	1,115,352
5.88%, 11/15/2040	2,000,000	2,193,690
5.50%, 09/01/2041	1,250,000	1,297,276
4.50%, 09/15/2042	4,325,000	4,096,813
T-Mobile USA, Inc.
6.63%, 04/01/2023	2,723,000	2,866,012
6.50%, 01/15/2026	1,235,000	1,363,131
Townsquare Media, Inc.
6.50%, 04/01/2023 (1)	1,195,000	1,212,925
United Group BV
4.38%, 07/01/2022 (1)	EUR 200,000	242,290
4.88%, 07/01/2024 (1)	200,000	242,246
Univision Communications, Inc.
5.13%, 02/15/2025 (1)	$1,460,000	1,472,775
UPCB Finance VII Ltd.
3.63%, 06/15/2029	EUR 490,000	573,336
Verizon Communications, Inc.
2.95%, 03/15/2022	$1,433,000	1,456,936
3.50%, 11/01/2024	2,000,000	2,035,735
2.63%, 08/15/2026	6,933,000	6,492,685
4.50%, 08/10/2033	3,470,000	3,557,816
4.27%, 01/15/2036	7,520,000	7,384,283
5.25%, 03/16/2037	2,900,000	3,178,792
4.13%, 08/15/2046	1,751,000	1,590,833
4.86%, 08/21/2046	4,740,000	4,823,674
4.52%, 09/15/2048	400,000	386,847
Viacom, Inc.
4.85%, 12/15/2034	142,000	133,760
4.38%, 03/15/2043	5,215,000	4,490,251
Virgin Media Secured Finance Plc
5.25%, 01/15/2026 (1)	800,000	833,000
5.50%, 08/15/2026 (1)	200,000	210,750
WPP Finance 2010
4.75%, 11/21/2021	2,620,000	2,820,946
Zayo Group LLC / Zayo Capital, Inc.
5.75%, 01/15/2027 (1)	200,000	212,000
Ziggo Secured Finance BV
5.50%, 01/15/2027 (1)	2,365,000	2,423,392
		279,642,199
Consumer, Cyclical - 3.04%
1011778 BC ULC / New Red Finance, Inc.
4.25%, 05/15/2024 (1)	1,718,000	1,724,443
5.00%, 10/15/2025 (1)	166,000	168,905
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 11/15/2026 (1)	1,270,432	1,350,647
Air Canada 2013-1 Class B Pass Through Trust
5.38%, 11/15/2022 (1)	310,722	327,501
Air Canada 2015-2 Class B Pass Through Trust
5.00%, 06/15/2025 (1)	2,225,861	2,326,024
Alimentation Couche-Tard, Inc.
3.55%, 07/26/2027 (1)	3,000,000	3,026,125
America West Airlines 2001-1 Pass Through Trust
7.10%, 10/02/2022 (7)	1,628,083	1,770,541
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 01/15/2027	1,922,500	2,015,741
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 04/01/2028	1,887,226	1,948,561
American Airlines 2015-1 Class B Pass Through Trust
3.70%, 05/01/2023	2,581,529	2,587,982
American Airlines 2016-1 Class AA Pass Through Trust
3.58%, 07/15/2029	580,472	597,886
American Airlines 2016-1 Class B Pass Through Trust
5.25%, 07/15/2025	2,599,900	2,769,439
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 12/15/2029	1,413,274	1,433,484
American Airlines 2016-2 Class B Pass Through Trust
4.38%, 12/15/2025 (1)	4,641,300	4,734,126
American Airlines 2016-3 Class B Pass Through Trust
3.75%, 04/15/2027	3,545,000	3,550,317
American Airlines 2017-1B Class B Pass Through Trust
4.95%, 08/15/2026	1,185,000	1,239,747
American Airlines 2017-2 Class AA Pass Through Trust
3.35%, 04/15/2031	820,000	830,250
Aramark Services, Inc.
4.75%, 06/01/2026	250,000	263,225
AutoNation, Inc.
3.35%, 01/15/2021	770,000	786,525
4.50%, 10/01/2025	465,000	491,161
Avantor, Inc.
6.00%, 10/01/2024 (1)	368,000	376,740
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/2018 (12)	7,900,000	8,137,000
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc.
9.38%, 05/01/2022	9,375,000	10,113,281
Chester Downs & Marina LLC / Chester Downs Finance Corp.
9.25%, 02/01/2020 (1)	11,285,000	11,426,062
Choice Hotels International, Inc.
5.75%, 07/01/2022	3,000,000	3,330,000
Churchill Downs, Inc.
5.38%, 12/15/2021	750,000	773,437
Cintas Corp. No 2
4.30%, 06/01/2021	165,000	176,052
Continental Airlines 2000-1 Class A-1 Pass Through Trust
8.05%, 05/01/2022	385,057	425,970
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 10/19/2023	4,562,032	5,018,235
Continental Airlines 2009-2 Class A Pass Through Trust
7.25%, 05/10/2021	976,292	1,072,701
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 10/11/2025	1,044,063	1,098,876
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 04/29/2026 (7)	1,887,217	1,976,859
CRC ESCROW Issuer LLC
0.00%, 10/15/2025	182,000	182,000
Cumberland Farms, Inc.
6.75%, 05/01/2025 (1)	267,000	283,768
CVS Health Corp.
4.75%, 12/01/2022 (1)	56,000	61,229
4.88%, 07/20/2035	250,000	277,006
5.13%, 07/20/2045	200,000	229,880
CVS Pass-Through Trust
5.77%, 01/10/2033	2,712,376	3,050,385
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036 (1)	6,110,025	6,215,728
Delta Air Lines 2002-1 Class G-1 Pass Through Trust
6.72%, 07/02/2024 (7)	1,896,536	2,128,862
Delta Air Lines 2015-1 Class AA Pass Through Trust
3.63%, 01/30/2029	676,691	704,773
Delta Air Lines, Inc.
2.88%, 03/13/2020	1,295,000	1,309,371
3.63%, 03/15/2022	2,915,000	2,995,222
Dillard's, Inc.
7.00%, 12/01/2028	120,000	133,236
Eldorado Resorts, Inc.
6.00%, 04/01/2025	56,000	58,811
Ford Motor Credit Co. LLC
2.15%, 01/09/2018	1,000,000	1,001,250
2.55%, 10/05/2018	1,950,000	1,962,537
2.94%, 01/08/2019	1,000,000	1,011,183
1.90%, 08/12/2019	1,000,000	995,001
3.16%, 08/04/2020	1,220,000	1,244,414
General Motors Co.
2.11% (3 Month LIBOR USD + 0.800%), 08/07/2020 (2)	1,675,000	1,676,509
6.60%, 04/01/2036	975,000	1,156,286
6.25%, 10/02/2043	65,000	74,248
5.20%, 04/01/2045	3,485,000	3,523,502
General Motors Financial Co., Inc.
3.10%, 01/15/2019	1,868,000	1,894,203
2.35%, 10/04/2019	3,000,000	3,009,662
2.65%, 04/13/2020	1,500,000	1,511,644
3.70%, 05/09/2023	1,080,000	1,100,243
4.00%, 01/15/2025	10,800,000	11,010,946
4.00%, 10/06/2026	310,000	310,438
GLP Capital LP / GLP Financing II, Inc.
5.38%, 04/15/2026	850,000	927,562
Goodyear Tire & Rubber Co./The
4.88%, 03/15/2027	440,000	452,971
Hanesbrands, Inc.
4.63%, 05/15/2024 (1)	2,118,000	2,205,368
Hilton Domestic Operating Co., Inc.
4.25%, 09/01/2024	605,000	617,100
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.63%, 04/01/2025	940,000	968,200
4.88%, 04/01/2027	1,410,000	1,480,500
IHO Verwaltungs GmbH
4.13% cash or 4.88% PIK, 09/15/2021 (1)	445,000	452,788
4.50% cash or 5.25% PIK, 09/15/2023 (1)	314,000	319,495
Ingram Micro, Inc.
5.45%, 12/15/2024	1,400,000	1,436,500
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.25%, 06/01/2026 (1)	500,000	530,000
Latam Airlines 2015-1 Pass Through Trust A
4.20%, 11/15/2027	3,156,733	3,211,976
Magna International, Inc.
4.15%, 10/01/2025	665,000	708,057
Marriott International, Inc./MD
3.75%, 10/01/2025	2,280,000	2,351,185
Mattamy Group Corp.
6.50%, 10/01/2025 (1)(7)	116,000	118,900
Melco Resorts Finance Ltd.
4.88%, 06/06/2025 (1)	400,000	401,806
New Albertsons, Inc.
7.45%, 08/01/2029	175,000	135,625
New Red Finance, Inc.
4.63%, 01/15/2022 (1)	3,510,000	3,602,138
O'Reilly Automotive, Inc.
4.63%, 09/15/2021	1,300,000	1,395,822
PetSmart, Inc.
5.88%, 06/01/2025 (1)	206,000	179,735
QVC, Inc.
3.13%, 04/01/2019	400,000	404,039
5.13%, 07/02/2022	3,115,000	3,329,359
4.38%, 03/15/2023	920,000	955,265
Scientific Games International, Inc.
10.00%, 12/01/2022	1,910,000	2,115,325
Spirit Airlines 2015-1 Pass Through Trust A
4.10%, 10/01/2029	3,021,738	3,172,825
Spirit Issuer Plc
3.03% (3 Month LIBOR GBP + 2.700%), 12/28/2031 (2)	GBP 810,000	1,047,409
Station Casinos LLC
5.00%, 10/01/2025 (1)(7)	$164,000	164,394
Tesla, Inc.
5.30%, 08/15/2025 (1)	1,670,000	1,632,926
Toll Brothers Finance Corp.
4.00%, 12/31/2018	1,497,000	1,521,326
5.88%, 02/15/2022	415,000	457,538
4.38%, 04/15/2023	540,000	564,300
Toyota Motor Credit Co.
1.55%, 10/18/2019	9,690,000	9,636,560
Unique Pub Finance Co. Plc/The
5.66%, 06/30/2027	GBP 2,372,770	3,576,912
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 03/03/2028	$1,859,125	1,925,310
US Airways 2011-1 Class A Pass Through Trust
7.13%, 04/22/2025	2,012,811	2,366,664
US Airways 2013-1 Class A Pass Through Trust
3.95%, 05/15/2027	1,824,569	1,904,485
Viking Cruises Ltd.
5.88%, 09/15/2027 (1)	57,000	57,197
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	2,550,000	2,634,039
3.45%, 06/01/2026	2,365,000	2,356,149
4.80%, 11/18/2044	926,000	983,275
4.65%, 06/01/2046	908,000	947,712
Wal-Mart Stores, Inc.
1.13%, 04/11/2018	12,696,000	12,678,535
WestJet Airlines Ltd.
3.50%, 06/16/2021 (1)(7)	4,540,000	4,617,946
Wyndham Worldwide Corp.
5.10%, 10/01/2025	1,120,000	1,172,930
4.50%, 04/01/2027	6,035,000	6,053,863
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.25%, 05/15/2027 (1)	27,000	27,506
Wynn Macau Ltd.
4.88%, 10/01/2024 (1)(7)	200,000	203,750
5.50%, 10/01/2027 (1)(7)	200,000	202,875
		215,186,322
Consumer, Non-cyclical - 4.72%
AbbVie, Inc.
1.80%, 05/14/2018	3,000,000	3,004,139
3.60%, 05/14/2025	4,578,000	4,744,718
3.20%, 05/14/2026	2,460,000	2,464,009
4.70%, 05/14/2045	750,000	817,129
4.45%, 05/14/2046	2,750,000	2,892,882
Adecoagro SA
6.00%, 09/21/2027 (1)	150,000	149,325
Aetna, Inc.
2.80%, 06/15/2023	3,388,000	3,405,024
Allergan Funding SCS
0.02% (3 Month EURIBOR + 0.350%), 06/01/2019 (2)	EUR 100,000	118,289
3.80%, 03/15/2025	$5,550,000	5,761,784
4.55%, 03/15/2035	400,000	426,578
Amgen, Inc.
4.40%, 05/01/2045	500,000	522,039
4.56%, 06/15/2048	1,500,000	1,625,848
4.66%, 06/15/2051	447,000	489,961
Anheuser-Busch InBev Finance, Inc.
3.30%, 02/01/2023	5,236,000	5,426,815
3.65%, 02/01/2026	8,370,000	8,655,628
4.90%, 02/01/2046	13,423,000	15,276,517
Anthem, Inc.
1.88%, 01/15/2018	5,000,000	5,003,100
3.50%, 08/15/2024	6,055,000	6,227,156
4.65%, 01/15/2043	1,675,000	1,806,815
Ascension Health
3.95%, 11/15/2046	825,000	840,736
AstraZeneca Plc
3.38%, 11/16/2025	1,475,000	1,496,760
3.13%, 06/12/2027	1,000,000	987,755
Avon International Operations, Inc.
7.88%, 08/15/2022 (1)	575,000	596,562
B&G Foods, Inc.
5.25%, 04/01/2025	2,590,000	2,641,800
BAT Capital Corp.
1.91% (3 Month LIBOR USD + 0.590%), 08/14/2020 (1)(2)	250,000	250,449
2.20% (3 Month LIBOR USD + 0.880%), 08/15/2022 (1)(2)	250,000	250,816
2.76%, 08/15/2022 (1)	3,602,000	3,621,149
3.22%, 08/15/2024 (1)	994,000	996,044
Baxalta, Inc.
2.88%, 06/23/2020	1,000,000	1,014,764
4.00%, 06/23/2025	7,555,000	7,922,559
Baylor Scott & White Holdings
3.97%, 11/15/2046	875,000	885,985
Becton Dickinson and Co.
3.36%, 06/06/2024	2,070,000	2,088,488
3.73%, 12/15/2024	1,560,000	1,592,942
3.70%, 06/06/2027	4,285,000	4,318,602
7.00%, 08/01/2027	361,000	450,258
4.67%, 06/06/2047	2,445,000	2,563,540
Biogen, Inc.
5.20%, 09/15/2045	1,175,000	1,367,984
BioMarin Pharmaceutical, Inc.
1.50%, 10/15/2020	820,000	981,437
0.60%, 08/01/2024	190,000	192,494
BRF GmbH
4.35%, 09/29/2026 (1)	1,730,000	1,699,725
CDK Global, Inc.
4.88%, 06/01/2027 (1)	275,000	282,562
Celgene Corp.
3.55%, 08/15/2022	975,000	1,022,132
3.63%, 05/15/2024	2,260,000	2,353,718
3.88%, 08/15/2025	3,170,000	3,343,536
5.00%, 08/15/2045	2,850,000	3,220,026
Cencosud SA
4.38%, 07/17/2027 (1)	3,145,000	3,159,152
6.63%, 02/12/2045	1,500,000	1,634,605
Centene Corp.
4.75%, 05/15/2022	201,000	209,794
6.13%, 02/15/2024	494,000	534,137
4.75%, 01/15/2025	1,992,000	2,066,700
Central Garden & Pet Co.
6.13%, 11/15/2023	1,027,000	1,093,755
Chobani LLC / Chobani Finance Corp., Inc.
7.50%, 04/15/2025 (1)	500,000	545,000
Cigna Corp.
3.05%, 10/15/2027	4,115,000	4,055,518
Constellation Brands, Inc.
6.00%, 05/01/2022	750,000	857,324
Danone SA
2.59%, 11/02/2023 (1)	2,535,000	2,489,432
DaVita, Inc.
5.13%, 07/15/2024	264,000	262,845
5.00%, 05/01/2025	454,000	447,757
DS Services of America, Inc.
10.00%, 09/01/2021 (1)	561,000	593,257
Ecolab, Inc.
2.70%, 11/01/2026	645,000	619,481
Equifax, Inc.
3.25%, 06/01/2026	2,570,000	2,423,942
ERAC USA Finance LLC
3.80%, 11/01/2025 (1)	4,605,000	4,713,929
3.30%, 12/01/2026 (1)	5,480,000	5,372,678
Express Scripts Holding Co.
3.50%, 06/15/2024	1,282,000	1,300,400
4.50%, 02/25/2026	4,123,000	4,409,223
3.40%, 03/01/2027	6,194,000	6,103,652
4.80%, 07/15/2046	1,410,000	1,488,013
First Quality Finance Co., Inc.
4.63%, 05/15/2021 (1)	184,000	185,895
5.00%, 07/01/2025 (1)	1,000,000	1,031,250
Fresenius Medical Care US Finance II, Inc.
5.63%, 07/31/2019 (1)	2,500,000	2,652,085
George Washington University/The
3.55%, 09/15/2046	740,000	699,821
Gilead Sciences, Inc.
3.70%, 04/01/2024	1,000,000	1,055,818
3.50%, 02/01/2025	1,251,000	1,302,360
4.75%, 03/01/2046	375,000	421,508
HCA, Inc.
3.75%, 03/15/2019	1,111,000	1,134,609
6.50%, 02/15/2020	1,300,000	1,415,375
4.75%, 05/01/2023	1,190,000	1,259,912
5.88%, 05/01/2023	844,000	917,850
5.00%, 03/15/2024	1,716,000	1,827,540
5.38%, 02/01/2025	3,385,000	3,566,944
5.25%, 04/15/2025	3,075,000	3,324,844
5.88%, 02/15/2026	3,223,000	3,459,826
5.25%, 06/15/2026	810,000	872,775
4.50%, 02/15/2027	3,340,000	3,415,150
7.50%, 11/06/2033	1,035,000	1,174,725
5.50%, 06/15/2047	246,000	254,917
Hill-Rom Holdings, Inc.
5.75%, 09/01/2023 (1)	480,000	506,400
HPHT Finance 15 Ltd.
2.25%, 03/17/2018 (1)	840,000	839,393
Humana, Inc.
3.85%, 10/01/2024	3,970,000	4,168,451
3.95%, 03/15/2027	230,000	240,443
IHS Markit Ltd.
5.00%, 11/01/2022 (1)	1,061,000	1,143,227
Impax Laboratories, Inc.
2.00%, 06/15/2022	1,050,000	943,687
Imperial Tobacco Finance Plc
2.95%, 07/21/2020 (1)	1,665,000	1,689,962
Ionis Pharmaceuticals, Inc.
1.00%, 11/15/2021	215,000	227,094
Kaiser Foundation Hospitals
3.50%, 04/01/2022	1,275,000	1,327,936
3.15%, 05/01/2027	7,000,000	7,042,817
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040	690,000	792,719
Kraft Heinz Foods Co.
3.50%, 07/15/2022	2,150,000	2,224,426
3.95%, 07/15/2025	4,605,000	4,741,323
3.00%, 06/01/2026	1,000,000	958,896
5.20%, 07/15/2045	1,000,000	1,094,805
4.38%, 06/01/2046	800,000	783,987
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	1,475,000	1,503,944
Life Technologies Corp.
6.00%, 03/01/2020	2,209,000	2,399,640
Macquarie Infrastructure Corp.
2.00%, 10/01/2023	4,255,000	4,122,031
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	170,000	183,471
Molina Healthcare, Inc.
5.38%, 11/15/2022	536,000	552,402
4.88%, 06/15/2025 (1)	475,000	467,875
Mondelez International Holdings Netherlands BV
1.63%, 10/28/2019 (1)	5,140,000	5,099,995
Mylan NV
3.95%, 06/15/2026	4,485,000	4,564,448
Mylan, Inc.
2.55%, 03/28/2019	300,000	301,360
Neurocrine Biosciences, Inc.
2.25%, 05/15/2024 (1)	215,000	244,697
New Albertson's, Inc.
5.75%, 03/15/2025	625,000	550,000
New York and Presbyterian Hospital/The
3.56%, 08/01/2036	2,630,000	2,568,547
NYU Hospitals Center
4.43%, 07/01/2042	2,000,000	2,093,264
PepsiCo, Inc.
1.35%, 10/04/2019	7,250,000	7,227,533
Pfizer, Inc.
1.20%, 06/01/2018	869,000	867,941
4.40%, 05/15/2044	430,000	474,445
Pilgrim's Pride Corp.
5.75%, 03/15/2025 (1)	635,000	655,638
5.88%, 09/30/2027 (1)(7)	138,000	141,450
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,968,000	1,887,255
Quintiles IMS, Inc.
4.88%, 05/15/2023 (1)	800,000	832,000
Reckitt Benckiser Treasury Services Plc
3.00%, 06/26/2027 (1)	4,085,000	4,038,726
Reynolds American, Inc.
6.88%, 05/01/2020	1,000,000	1,114,058
3.25%, 11/01/2022	1,215,000	1,242,064
4.45%, 06/12/2025	680,000	729,516
5.85%, 08/15/2045	1,020,000	1,247,053
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/2019	895,000	893,123
2.40%, 09/23/2021	3,557,000	3,543,663
2.88%, 09/23/2023	7,345,000	7,306,052
3.20%, 09/23/2026	1,775,000	1,749,101
Sigma Alimentos SA de CV
4.13%, 05/02/2026	1,800,000	1,822,500
Smithfield Foods, Inc.
4.25%, 02/01/2027 (1)	1,290,000	1,333,052
Spectrum Brands, Inc.
5.75%, 07/15/2025	175,000	186,375
Tenet Healthcare Corp.
4.50%, 04/01/2021	352,000	358,934
4.38%, 10/01/2021	300,000	304,125
7.50%, 01/01/2022 (1)	1,000,000	1,058,750
4.63%, 07/15/2024 (1)	3,374,000	3,336,043
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/2021	725,000	729,984
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/2021	1,564,000	1,504,102
2.80%, 07/21/2023	8,985,000	8,589,223
3.15%, 10/01/2026	5,355,000	4,934,811
Transurban Finance Co. Pty Ltd.
4.13%, 02/02/2026 (1)	155,000	161,187
3.38%, 03/22/2027 (1)	380,000	373,197
Tyson Foods, Inc.
4.55%, 06/02/2047	705,000	753,984
UBM Plc
5.75%, 11/03/2020 (1)(7)	2,925,000	3,070,045
UnitedHealth Group, Inc.
4.75%, 07/15/2045	1,712,000	1,980,304
4.20%, 01/15/2047	1,288,000	1,371,602
Universal Health Services, Inc.
4.75%, 08/01/2022 (1)	7,595,000	7,860,825
5.00%, 06/01/2026 (1)	2,162,000	2,275,505
University of Southern California
3.03%, 10/01/2039	2,750,000	2,574,485
Valeant Pharmaceuticals International, Inc.
6.50%, 03/15/2022 (1)	900,000	949,500
5.50%, 03/01/2023 (1)	4,015,000	3,523,163
5.88%, 05/15/2023 (1)	700,000	618,625
6.13%, 04/15/2025 (1)	1,000,000	877,500
Verisk Analytics, Inc.
4.88%, 01/15/2019	540,000	558,628
WellCare Health Plans, Inc.
5.25%, 04/01/2025	785,000	826,213
Wm Wrigley Jr Co.
2.40%, 10/21/2018 (1)	1,620,000	1,628,020
3.38%, 10/21/2020 (1)	3,040,000	3,134,166
		334,176,083
Diversified - 0.08%
Alfa SAB de CV
6.88%, 03/25/2044	1,525,000	1,719,438
Hutchison Whampoa International 14 Ltd.
3.63%, 10/31/2024	2,500,000	2,591,425
RWT Holdings, Inc.
5.63%, 11/15/2019	1,460,000	1,503,800
		5,814,663
Energy - 3.31%
Antero Resources Corp.
5.00%, 03/01/2025	700,000	710,500
APT Pipelines Ltd.
3.88%, 10/11/2022 (1)	1,360,000	1,405,808
4.25%, 07/15/2027 (1)	3,360,000	3,455,389
Boardwalk Pipelines LP
3.38%, 02/01/2023	330,000	329,226
5.95%, 06/01/2026	1,610,000	1,800,324
4.45%, 07/15/2027	1,075,000	1,094,093
Canadian Natural Resources Ltd.
5.90%, 02/01/2018	442,000	448,332
3.85%, 06/01/2027	2,175,000	2,196,944
6.25%, 03/15/2038	2,290,000	2,748,447
Cenovus Energy, Inc.
5.70%, 10/15/2019	40,000	42,388
4.25%, 04/15/2027 (1)	380,000	376,606
5.40%, 06/15/2047 (1)	2,620,000	2,625,893
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	400,000	430,500
5.13%, 06/30/2027 (1)	195,000	201,337
Cheniere Energy Partners LP
5.25%, 10/01/2025 (1)(7)	470,000	480,575
Chesapeake Energy Corp.
6.13%, 02/15/2021	182,000	182,910
5.50%, 09/15/2026 (1)	2,665,000	2,445,137
Cimarex Energy Co.
4.38%, 06/01/2024	1,819,000	1,923,702
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/2024	900,000	957,772
Concho Resources, Inc.
5.50%, 10/01/2022	210,000	216,006
3.75%, 10/01/2027	2,835,000	2,848,264
ConocoPhillips Co.
4.95%, 03/15/2026	1,777,000	2,002,341
Continental Resources, Inc./OK
4.50%, 04/15/2023	250,000	250,625
3.80%, 06/01/2024	8,010,000	7,729,650
Diamondback Energy, Inc.
4.75%, 11/01/2024	639,000	651,780
Enable Midstream Partners LP
2.40%, 05/15/2019	600,000	598,172
3.90%, 05/15/2024	310,000	311,559
Enable Oklahoma Intrastate Transmission LLC
6.25%, 03/15/2020 (1)	1,060,000	1,129,550
Enbridge Energy Partners LP
5.88%, 10/15/2025	2,383,000	2,716,540
Enbridge, Inc.
6.00% (3 Month LIBOR USD + 3.890%), 01/15/2077 (2)	1,790,000	1,897,400
Energy Transfer Partners LP
4.15%, 10/01/2020	1,504,000	1,570,473
4.05%, 03/15/2025	4,555,000	4,616,512
4.75%, 01/15/2026	5,707,000	6,005,021
6.50%, 02/01/2042	1,000,000	1,130,877
5.15%, 03/15/2045	700,000	683,480
EnLink Midstream Partners LP
4.40%, 04/01/2024	35,000	36,154
4.15%, 06/01/2025	6,795,000	6,858,598
4.85%, 07/15/2026	440,000	460,239
Ensco Plc
8.00%, 01/31/2024	266,000	261,345
Florida Gas Transmission Co. LLC
7.90%, 05/15/2019 (1)	4,000,000	4,346,427
Gulfport Energy Corp.
6.38%, 05/15/2025	215,000	217,687
Helmerich & Payne International Drilling Co.
4.65%, 03/15/2025	1,894,000	2,002,183
Hess Corp.
4.30%, 04/01/2027	3,435,000	3,417,719
5.80%, 04/01/2047	1,455,000	1,488,896
Kinder Morgan, Inc./DE
4.30%, 06/01/2025	1,135,000	1,188,534
Matador Resources Co.
6.88%, 04/15/2023	530,000	561,137
Nabors Industries, Inc.
0.75%, 01/15/2024 (1)	2,885,000	2,345,866
Newfield Exploration Co.
5.75%, 01/30/2022	225,000	240,187
5.63%, 07/01/2024	213,000	228,443
5.38%, 01/01/2026	7,953,000	8,370,373
Oceaneering International, Inc.
4.65%, 11/15/2024	2,605,000	2,589,927
Parsley Energy LLC / Parsley Finance Corp.
5.38%, 01/15/2025 (1)	300,000	306,375
Pertamina Persero PT
6.00%, 05/03/2042	280,000	315,540
6.00%, 05/03/2042	200,000	225,386
Petrobras Global Finance BV
6.13%, 01/17/2022	22,455,000	24,139,125
5.30%, 01/27/2025 (1)	454,000	453,319
6.25%, 12/14/2026	EUR 5,330,000	7,533,529
7.38%, 01/17/2027	$1,140,000	1,255,140
6.00%, 01/27/2028 (1)	10,502,000	10,502,000
5.63%, 05/20/2043	2,715,000	2,419,744
7.25%, 03/17/2044	1,159,000	1,206,809
Petroleos Mexicanos
5.50%, 01/21/2021	1,065,000	1,136,355
6.38%, 02/04/2021	1,295,000	1,418,685
4.88%, 01/24/2022	2,315,000	2,427,856
5.38%, 03/13/2022 (1)	395,000	422,038
4.50%, 01/23/2026	500,000	497,637
4.50%, 01/23/2026 (Acquired 7/14/2015 and 7/29/2015, Cost $588,225) (11)	605,000	605,484
6.50%, 03/13/2027 (1)	710,000	788,278
6.75%, 09/21/2047 (1)	720,000	766,008
Plains All American Pipeline LP / PAA Finance Corp.
2.85%, 01/31/2023	395,000	379,518
4.65%, 10/15/2025	3,000,000	3,088,386
4.50%, 12/15/2026	205,000	207,975
QEP Resources, Inc.
5.38%, 10/01/2022	179,000	175,867
5.25%, 05/01/2023	179,000	174,024
Raizen Fuels Finance SA
5.30%, 01/20/2027 (1)	560,000	588,000
Regency Energy Partners LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	1,521,000	1,683,127
4.50%, 11/01/2023	349,000	365,602
Rockies Express Pipeline LLC
5.63%, 04/15/2020 (1)	1,150,000	1,208,938
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	650,000	724,110
5.63%, 03/01/2025	6,004,000	6,621,112
5.88%, 06/30/2026	2,130,000	2,382,039
5.00%, 03/15/2027	7,659,000	8,165,764
4.20%, 03/15/2028	1,900,000	1,914,485
Schlumberger Holdings Corp.
3.00%, 12/21/2020 (1)	600,000	614,368
4.00%, 12/21/2025 (1)	4,235,000	4,437,004
Seven Generations Energy Ltd.
5.38%, 09/30/2025 (1)	865,000	871,488
Shell International Finance BV
3.25%, 05/11/2025	3,900,000	3,992,303
2.88%, 05/10/2026	2,495,000	2,474,900
4.38%, 05/11/2045	1,000,000	1,070,467
SM Energy Co.
1.50%, 07/01/2021	285,000	267,544
6.13%, 11/15/2022	10,000	10,025
5.00%, 01/15/2024	115,000	108,387
5.63%, 06/01/2025	75,000	71,250
Southern Natural Gas Co. LLC
4.80%, 03/15/2047 (1)	2,915,000	3,176,143
Southwestern Energy Co.
6.70%, 01/23/2025	2,675,000	2,715,125
Spectra Energy Partners LP
4.75%, 03/15/2024	1,636,000	1,779,655
3.38%, 10/15/2026	2,605,000	2,575,428
Sunoco Logistics Partners Operations LP
4.25%, 04/01/2024	1,500,000	1,547,318
4.00%, 10/01/2027	2,765,000	2,753,409
5.40%, 10/01/2047	2,400,000	2,442,824
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.50%, 09/15/2024 (1)	750,000	770,625
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.13%, 11/15/2019	380,000	383,800
4.25%, 11/15/2023	2,400,000	2,379,000
6.75%, 03/15/2024	825,000	895,125
TC PipeLines LP
3.90%, 05/25/2027	3,325,000	3,329,040
Tesoro Corp.
4.75%, 12/15/2023 (1)	1,580,000	1,704,381
5.13%, 12/15/2026 (1)	1,955,000	2,144,466
Tesoro Logistics LP / Tesoro Logistics Finance Corp.
5.25%, 01/15/2025	390,000	417,788
Texas Eastern Transmission LP
2.80%, 10/15/2022 (1)	3,125,000	3,097,532
Transocean Phoenix 2 Ltd.
7.75%, 10/15/2024 (1)	89,300	95,998
Transocean Proteus Ltd.
6.25%, 12/01/2024 (1)	398,050	416,957
Western Gas Partners LP
5.45%, 04/01/2044	1,200,000	1,268,023
Whiting Petroleum Corp.
1.25%, 04/01/2020	900,000	802,125
Williams Partners LP
3.60%, 03/15/2022	1,135,000	1,172,362
3.35%, 08/15/2022	1,000,000	1,014,715
6.30%, 04/15/2040	1,323,000	1,583,734
Woodside Finance Ltd.
3.65%, 03/05/2025 (1)	515,000	518,503
3.70%, 09/15/2026 (1)	2,885,000	2,885,884
3.70%, 03/14/2028 (1)	1,654,000	1,641,283
		234,355,082
Financials - 13.28%
ACE INA Holdings, Inc.
2.30%, 11/03/2020	485,000	488,457
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 05/15/2021	4,000,000	4,231,177
3.50%, 05/26/2022	820,000	839,418
3.65%, 07/21/2027	5,535,000	5,512,008
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust
3.95%, 02/01/2022	4,272,000	4,445,429
4.63%, 07/01/2022	450,000	482,187
Aircastle Ltd.
5.00%, 04/01/2023	2,360,000	2,525,200
4.13%, 05/01/2024	2,420,000	2,504,700
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2028	490,000	498,836
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	2,490,000	2,529,214
Ally Financial, Inc.
4.75%, 09/10/2018	600,000	613,260
3.25%, 11/05/2018	505,000	508,788
8.00%, 12/31/2018	893,000	955,242
4.63%, 03/30/2025	4,775,000	5,007,781
8.00%, 11/01/2031	14,690,000	18,948,631
American Campus Communities Operating Partnership LP
3.35%, 10/01/2020	1,900,000	1,944,580
American Express Credit Corp.
7.00%, 03/19/2018	1,608,000	1,647,633
American International Group, Inc.
3.90%, 04/01/2026	7,025,000	7,292,045
American Tower Trust #1
1.55%, 03/15/2043 (1)	329,000	328,400
Banco Bilbao Vizcaya Argentaria SA
7.00% (5 Year Swap Rate EUR + 6.160%), 12/29/2049 (2)	EUR 2,400,000	2,957,097
Banco Santander SA
3.50%, 04/11/2022	$1,800,000	1,842,885
Bank of America Corp.
5.75%, 12/01/2017	3,355,000	3,378,074
6.88%, 04/25/2018	4,390,000	4,516,321
5.65%, 05/01/2018	8,930,000	9,133,814
7.63%, 06/01/2019	8,125,000	8,865,994
2.37% (3 Month LIBOR USD + 0.660%), 07/21/2021 (2)	2,055,000	2,054,774
3.30%, 01/11/2023	4,615,000	4,726,302
4.00%, 04/01/2024	3,955,000	4,176,991
4.20%, 08/26/2024	340,000	357,316
3.88%, 08/01/2025	4,400,000	4,607,403
3.09% (3 Month LIBOR USD + 1.090%), 10/01/2025 (2)	4,865,000	4,859,296
4.25%, 10/22/2026	8,975,000	9,385,720
3.25%, 10/21/2027	4,995,000	4,892,689
3.82% (3 Month LIBOR USD + 1.580%), 01/20/2028 (2)	2,630,000	2,699,745
3.71% (3 Month LIBOR USD + 1.510%), 04/24/2028 (2)	8,100,000	8,267,921
3.59% (3 Month LIBOR USD + 1.370%), 07/21/2028 (2)	670,000	675,322
4.24% (3 Month LIBOR USD + 1.810%), 04/24/2038 (2)	3,020,000	3,192,951
Bank of Montreal
1.50%, 07/18/2019	4,000,000	3,974,187
Barclays Plc
5.14%, 10/14/2020	275,000	294,076
3.68%, 01/10/2023	3,060,000	3,137,421
4.38%, 09/11/2024	1,980,000	2,032,698
4.38%, 01/12/2026	2,670,000	2,787,728
5.20%, 05/12/2026	2,560,000	2,733,194
4.84%, 05/09/2028	4,500,000	4,662,763
8.25% (5 Year Swap Rate USD + 6.710%), 12/15/2048 (2)	8,435,000	8,909,469
7.25% (5 Year Swap Rate GBP + 6.460%), 03/15/2163 (2)	GBP 14,083,000	20,289,243
BBVA Bancomer SA/Texas
4.38%, 04/10/2024 (1)	$2,800,000	2,947,000
Berkshire Hathaway Finance Corp.
1.30%, 08/15/2019	1,880,000	1,866,352
4.40%, 05/15/2042	1,000,000	1,097,229
BNP Paribas SA
2.95%, 05/23/2022 (1)	1,920,000	1,938,034
3.80%, 01/10/2024 (1)	3,145,000	3,268,146
Boston Properties LP
3.65%, 02/01/2026	415,000	422,900
2.75%, 10/01/2026	5,660,000	5,337,328
BPCE SA
3.00%, 05/22/2022 (1)	1,910,000	1,920,551
4.88%, 04/01/2026 (1)	2,740,000	2,914,734
Brixmor Operating Partnership LP
3.88%, 08/15/2022	644,000	663,325
3.65%, 06/15/2024	3,624,000	3,604,560
3.85%, 02/01/2025	645,000	645,213
4.13%, 06/15/2026	2,980,000	3,003,746
3.90%, 03/15/2027	2,553,000	2,532,817
Brookfield Finance, Inc.
4.70%, 09/20/2047	348,000	350,301
Capital One Bank USA NA
3.38%, 02/15/2023	2,538,000	2,574,800
Capital One Financial Co.
3.50%, 06/15/2023	2,790,000	2,854,216
Capital One NA/Mclean VA
2.35%, 08/17/2018	1,000,000	1,004,146
Carlyle Holdings Finance LLC
3.88%, 02/01/2023 (1)	1,596,000	1,650,205
CBL & Associates LP
5.95%, 12/15/2026	280,000	283,475
CBRE Services, Inc.
5.25%, 03/15/2025	2,675,000	2,931,367
4.88%, 03/01/2026	2,860,000	3,081,665
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85%, 04/15/2023	2,450,000	2,563,132
CIT Group, Inc.
5.50%, 02/15/2019 (1)	468,000	489,060
Citigroup, Inc.
6.13%, 11/21/2017	2,720,000	2,736,225
1.80%, 02/05/2018	10,000,000	10,003,190
6.13%, 05/15/2018	2,000,000	2,052,630
2.15%, 07/30/2018	7,055,000	7,075,063
2.50%, 09/26/2018	5,000,000	5,030,249
2.50%, 07/29/2019	2,034,000	2,050,804
2.88% (3 Month LIBOR USD + 0.950%), 07/24/2023 (2)	3,235,000	3,238,140
2.75% (3 Month LIBOR USD + 1.430%), 09/01/2023 (2)	3,473,000	3,561,814
3.20%, 10/21/2026	6,430,000	6,335,000
3.89% (3 Month LIBOR USD + 1.560%), 01/10/2028 (2)	7,818,000	8,022,549
3.67% (3 Month LIBOR USD + 1.390%), 07/24/2028 (2)	2,870,000	2,891,313
Citizens Financial Group, Inc.
5.16% (3 Month LIBOR USD + 3.560%), 06/29/2023 (2)	6,200,000	6,323,535
CNA Financial Corp.
5.88%, 08/15/2020	1,700,000	1,856,445
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
4.38%, 08/04/2025	1,225,000	1,285,912
CPPIB Capital, Inc.
1.25%, 09/20/2019 (1)	7,400,000	7,313,205
Credit Agricole SA
3.25%, 10/04/2024 (1)	1,290,000	1,291,144
4.38%, 03/17/2025 (1)	8,975,000	9,330,159
8.13% (5 Year Swap Rate USD + 6.280%), 09/19/2033 (2)	4,200,000	4,413,024
Credit Suisse Group AG
3.00% (3 Month LIBOR USD + 1.200%), 12/14/2023 (1)(2)	2,490,000	2,481,809
Crown Castle International Corp.
4.88%, 04/15/2022	4,006,000	4,359,609
5.25%, 01/15/2023	565,000	625,261
3.20%, 09/01/2024	3,639,000	3,620,213
4.00%, 03/01/2027	1,461,000	1,493,354
3.65%, 09/01/2027	862,000	861,145
4.75%, 05/15/2047	3,255,000	3,323,579
CTR Partnership LP / CareTrust Capital Corp.
5.25%, 06/01/2025	194,000	199,645
DDR Corp.
3.90%, 08/15/2024	920,000	924,353
Dexia Credit Local SA
2.25%, 02/18/2020 (1)	7,070,000	7,082,326
Digital Realty Trust LP
4.75%, 10/01/2025	1,640,000	1,776,607
Discover Financial Services
2.60%, 11/13/2018	2,010,000	2,022,950
3.10%, 06/04/2020	2,000,000	2,046,373
3.95%, 11/06/2024	2,167,000	2,217,579
3.75%, 03/04/2025	6,262,000	6,284,483
4.10%, 02/09/2027	4,355,000	4,423,301
Doric Nimrod Air Finance Alpha Ltd 2012-1 Class A Pass Through Trust
5.13%, 11/30/2024 (1)	4,819,281	5,005,499
Essex Portfolio LP
3.63%, 05/01/2027	2,785,000	2,809,699
Exela Intermediate LLC / Exela Finance, Inc.
10.00%, 07/15/2023 (1)	300,000	294,750
Farmers Exchange Capital II
6.15% (3 Month LIBOR USD + 3.740%), 11/01/2053 (1)(2)	280,000	318,850
Farmers Exchange Capital III
5.45% (3 Month LIBOR USD + 3.450%), 10/15/2054 (1)(2)	4,000,000	4,265,000
GE Capital International Funding Co.
4.42%, 11/15/2035	3,300,000	3,597,034
Goldman Sachs Group, Inc./The
5.95%, 01/18/2018	4,000,000	4,050,710
2.38%, 01/22/2018	2,000,000	2,004,704
6.15%, 04/01/2018	12,500,000	12,773,021
7.50%, 02/15/2019	4,865,000	5,224,624
5.25%, 07/27/2021	2,800,000	3,075,959
5.75%, 01/24/2022	2,190,000	2,457,621
3.00%, 04/26/2022	2,120,000	2,143,394
3.63%, 01/22/2023	5,055,000	5,235,838
3.50%, 01/23/2025	2,622,000	2,659,263
3.27% (3 Month LIBOR USD + 1.200%), 03/29/2025 (2)	3,700,000	3,701,942
3.50%, 11/16/2026	5,660,000	5,674,865
3.69% (3 Month LIBOR USD + 1.510%), 06/05/2028 (2)	3,000,000	3,025,025
Goodman U.S. Finance Three LLC
3.70%, 03/15/2028 (1)	463,000	461,261
4.50%, 10/15/2037 (1)	244,000	246,925
HCP, Inc.
4.20%, 03/01/2024	1,175,000	1,229,574
Healthcare Realty Trust, Inc.
3.75%, 04/15/2023	1,356,000	1,378,391
Healthcare Trust of America Holdings LP
2.95%, 07/01/2022	3,335,000	3,356,018
Hercules Capital, Inc.
4.38%, 02/01/2022 (1)	1,270,000	1,289,844
Highwoods Realty LP
7.50%, 04/15/2018	3,100,000	3,191,868
Host Hotels & Resorts LP
3.75%, 10/15/2023	2,175,000	2,223,322
4.50%, 02/01/2026	1,600,000	1,682,644
Howard Hughes Corp./The
5.38%, 03/15/2025 (1)	182,000	185,640
HSBC Holdings Plc
2.95%, 05/25/2021	1,805,000	1,832,663
2.65%, 01/05/2022	1,340,000	1,342,636
3.26% (3 Month LIBOR USD + 1.060%), 03/13/2023 (2)	1,585,000	1,617,321
4.30%, 03/08/2026	4,705,000	5,053,442
6.38% (5 Year Mid Swap Rate USD + 4.370%), 03/29/2049 (2)	1,500,000	1,609,215
ING Bank NV
5.80%, 09/25/2023 (1)	2,965,000	3,384,099
4.13% (5 Year Mid Swap Rate USD + 2.700%), 11/21/2023 (2)	1,840,000	1,873,120
International Lease Finance Corp.
7.13%, 09/01/2018 (1)	500,000	523,508
8.25%, 12/15/2020	1,700,000	1,986,085
Intesa Sanpaolo SpA
3.13%, 07/14/2022 (1)	2,305,000	2,310,001
5.02%, 06/26/2024 (1)	2,900,000	2,947,252
5.71%, 01/15/2026 (1)	1,000,000	1,053,495
iStar, Inc.
3.13%, 09/15/2022 (1)	1,555,000	1,568,606
Jackson National Life Global Funding
1.88%, 10/15/2018 (1)	1,000,000	1,002,196
Jefferies Finance LLC / JFIN Co-Issuer Corp.
7.38%, 04/01/2020 (1)	13,670,000	14,097,187
7.25%, 08/15/2024 (1)	200,000	200,500
Jefferies Group LLC
5.13%, 01/20/2023	3,100,000	3,385,002
6.25%, 01/15/2036	1,430,000	1,586,266
JPMorgan Chase & Co.
6.00%, 10/01/2017	9,811,000	9,811,000
6.00%, 01/15/2018	1,915,000	1,939,370
2.75%, 06/23/2020	400,000	407,523
4.50%, 01/24/2022	3,440,000	3,726,287
2.70%, 05/18/2023	1,850,000	1,849,841
2.54% (3 Month LIBOR USD + 1.230%), 10/24/2023 (2)	6,125,000	6,259,750
3.22% (3 Month LIBOR USD + 1.160%), 03/01/2025 (2)	3,000,000	3,039,450
3.90%, 07/15/2025	2,100,000	2,210,548
3.30%, 04/01/2026	2,175,000	2,180,600
2.95%, 10/01/2026	6,830,000	6,681,734
3.78% (3 Month LIBOR USD + 1.340%), 02/01/2028 (2)	4,000,000	4,104,593
3.54% (3 Month LIBOR USD + 1.380%), 05/01/2028 (2)	10,390,000	10,480,126
3.88% (3 Month LIBOR USD + 1.360%), 07/24/2038 (2)	4,080,000	4,104,731
Kilroy Realty LP
4.38%, 10/01/2025	1,515,000	1,591,273
Kimco Realty Corp.
3.30%, 02/01/2025	880,000	879,137
KIRS Midco 3 Plc
8.38%, 07/15/2023 (1)	GBP 600,000	832,139
Kreditanstalt fuer Wiederaufbau
0.88%, 04/19/2018	$1,000,000	997,063
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.88%, 08/01/2021 (1)	1,025,000	1,048,063
5.25%, 03/15/2022 (1)	2,500,000	2,575,000
Lazard Group LLC
4.25%, 11/14/2020	2,684,000	2,834,938
LeasePlan Co. NV
2.50%, 05/16/2018 (1)	3,325,000	3,329,109
Liberty Mutual Group, Inc.
4.85%, 08/01/2044 (1)	3,045,000	3,310,967
Liberty Property LP
4.13%, 06/15/2022	2,000,000	2,107,033
Lloyds Banking Group Plc
4.50%, 11/04/2024	2,825,000	2,966,915
4.65%, 03/24/2026	2,700,000	2,853,638
7.00% (5 Year Swap Rate GBP + 5.060%), 06/27/2164 (2)	GBP 18,850,000	26,294,167
7.63% (5 Year Swap Rate GBP + 5.010%), 06/27/2164 (2)	1,900,000	2,847,864
Manufacturers & Traders Trust Co.
3.40%, 08/17/2027	$250,000	250,457
Marsh & McLennan Cos, Inc.
4.35%, 01/30/2047	515,000	549,712
MetLife, Inc.
6.40%, 12/15/2066	1,000,000	1,152,500
Metropolitan Life Global Funding I
1.55%, 09/13/2019 (1)	6,965,000	6,903,809
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.63%, 05/01/2024	579,000	627,393
4.50%, 01/15/2028 (1)(7)	94,000	94,827
Mid-America Apartments LP
3.60%, 06/01/2027	1,400,000	1,405,341
Morgan Stanley
5.95%, 12/28/2017	6,145,000	6,207,529
6.63%, 04/01/2018	11,500,000	11,780,965
7.30%, 05/13/2019	9,000,000	9,741,433
2.63%, 11/17/2021	3,580,000	3,590,678
2.24% (3 Month LIBOR USD + 0.930%), 07/22/2022 (2)	1,000,000	1,003,790
4.88%, 11/01/2022	1,365,000	1,478,897
3.75%, 02/25/2023	5,000,000	5,219,273
3.70%, 10/23/2024	565,000	585,131
5.00%, 11/24/2025	7,275,000	7,970,335
3.88%, 01/27/2026	3,025,000	3,139,330
3.13%, 07/27/2026	900,000	882,418
3.63%, 01/20/2027	2,875,000	2,914,999
3.95%, 04/23/2027	2,630,000	2,678,473
3.97% (3 Month LIBOR USD + 1.460%), 07/22/2038 (2)	1,845,000	1,864,723
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 08/01/2026	40,000	41,300
5.00%, 10/15/2027	1,855,000	1,901,375
Nationwide Building Society
3.90%, 07/21/2025 (1)	1,725,000	1,807,377
Nationwide Mutual Insurance Co.
3.61% (3 Month LIBOR USD + 2.290%), 12/15/2024 (1)(2)	1,050,000	1,048,982
Navient Corp.
5.50%, 01/15/2019	2,140,000	2,211,433
4.88%, 06/17/2019	7,550,000	7,814,250
8.00%, 03/25/2020	4,503,000	4,964,558
5.88%, 03/25/2021	6,223,000	6,549,707
Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
4.88%, 04/15/2045 (1)	3,244,000	3,132,900
New York Life Global Funding
1.55%, 11/02/2018 (1)	2,000,000	1,997,964
1.50%, 10/24/2019 (1)	7,230,000	7,170,219
2.35%, 07/14/2026 (1)	1,000,000	954,505
Old Republic International Corp.
4.88%, 10/01/2024	1,600,000	1,718,986
3.88%, 08/26/2026	4,305,000	4,357,410
Omega Healthcare Investors, Inc.
4.50%, 01/15/2025	5,050,000	5,122,837
OneMain Financial Holdings LLC
6.75%, 12/15/2019 (1)	8,299,000	8,610,213
Oppenheimer Holdings, Inc.
6.75%, 07/01/2022	112,000	113,400
PNC Bank NA
1.50%, 02/23/2018	6,690,000	6,690,489
Principal Financial Group, Inc.
4.70% (3 Month LIBOR USD + 3.040%), 05/15/2055 (2)	1,435,000	1,474,176
Prologis LP
3.75%, 11/01/2025	1,325,000	1,386,091
Protective Life Global Funding
1.87% (3 Month LIBOR USD + 0.550%), 06/08/2018 (1)(2)	4,000,000	4,012,811
2.70%, 11/25/2020 (1)	1,950,000	1,966,849
Provident Funding Associates LP / PFG Finance Corp.
6.38%, 06/15/2025 (1)	111,000	116,550
Public Storage
3.09%, 09/15/2027	3,500,000	3,487,459
Quicken Loans, Inc.
5.75%, 05/01/2025 (1)	815,000	855,750
Raymond James Financial, Inc.
4.95%, 07/15/2046	2,000,000	2,149,612
Regency Centers LP
3.60%, 02/01/2027	685,000	683,734
Reinsurance Group of America, Inc.
5.00%, 06/01/2021	500,000	540,369
4.70%, 09/15/2023	1,000,000	1,083,938
Retail Opportunity Investments Partnership LP
4.00%, 12/15/2024	895,000	868,617
Rio Oil Finance Trust Series 2014-1
9.25%, 07/06/2024	362,377	376,651
Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027	275,441	287,836
Royal Bank of Scotland Group Plc
6.13%, 12/15/2022	3,025,000	3,333,385
2.79% (3 Month LIBOR USD + 1.470%), 05/15/2023 (2)	1,187,000	1,196,057
3.50% (3 Month LIBOR USD + 1.480%), 05/15/2023 (2)	1,640,000	1,650,025
3.88%, 09/12/2023	3,088,000	3,158,772
6.00%, 12/19/2023	960,000	1,067,527
5.13%, 05/28/2024	375,000	398,867
8.00% (5 Year Swap Rate USD + 5.720%), 12/29/2049 (2)	1,475,000	1,633,562
Santander Holdings USA, Inc.
3.70%, 03/28/2022 (1)	122,000	124,265
4.40%, 07/13/2027 (1)	93,000	94,907
Santander Issuances SAU
5.18%, 11/19/2025	2,400,000	2,582,492
Santander UK Group Holdings Plc
2.88%, 10/16/2020	3,135,000	3,178,834
2.88%, 08/05/2021	4,430,000	4,449,997
3.57%, 01/10/2023	3,185,000	3,257,263
4.75%, 09/15/2025 (1)	1,025,000	1,070,715
6.75% (5 Year Swap Rate GBP + 5.790%), 06/24/2164 (2)	GBP 3,000,000	4,371,742
SBA Communications Corp.
4.00%, 10/01/2022	$1,289,000	1,289,000
4.88%, 09/01/2024	828,000	851,805
Scottrade Financial Services, Inc.
6.13%, 07/11/2021 (1)	806,000	917,268
Simon Property Group LP
2.50%, 09/01/2020	1,530,000	1,548,326
Sirius International Group Ltd.
4.60%, 11/01/2026 (1)	1,140,000	1,115,946
SL Green Realty Corp.
5.00%, 08/15/2018	1,963,000	2,002,714
7.75%, 03/15/2020	1,398,000	1,557,121
SLM Corp.
5.13%, 04/05/2022	895,000	919,613
Societe Generale SA
4.25%, 04/14/2025 (1)	200,000	204,904
4.25%, 04/14/2025	5,550,000	5,686,085
8.25%, 09/29/2049 (5)	2,300,000	2,432,020
Springleaf Finance Corp.
6.90%, 12/15/2017	4,721,000	4,756,407
5.25%, 12/15/2019	120,000	124,920
8.25%, 12/15/2020	2,630,000	2,971,900
7.75%, 10/01/2021	4,360,000	4,915,900
6.13%, 05/15/2022	1,636,000	1,732,606
Stichting AK Rabobank Certificaten
6.50%, 03/29/2166	EUR 2,043,000	2,878,479
Synchrony Financial
3.00%, 08/15/2019	$1,335,000	1,356,675
4.50%, 07/23/2025	2,778,000	2,896,557
Teachers Insurance & Annuity Association of America
4.38% (3 Month LIBOR USD + 2.660%), 09/15/2054 (1)(2)	4,500,000	4,545,000
Thomson Reuters Corp.
3.35%, 05/15/2026	1,390,000	1,383,506
Toronto-Dominion Bank/The
3.63% (5 Year Swap Rate USD + 2.210%), 09/15/2031 (2)	3,335,000	3,318,854
Trinity Acquisition Plc
3.50%, 09/15/2021	200,000	204,167
UBS AG
4.75% (5 Year Swap Rate USD + 3.770%), 05/22/2023 (2)	1,853,000	1,878,534
UBS Group Funding Jersey Ltd.
4.13%, 09/24/2025 (1)	2,825,000	2,970,559
UBS Group Funding Switzerland AG
3.49%, 05/23/2023 (1)	4,100,000	4,196,583
2.86% (3 Month LIBOR USD + 0.950%), 08/15/2023 (1)(2)	1,110,000	1,106,048
UniCredit SpA
3.75%, 04/12/2022 (1)	2,305,000	2,362,114
4.63%, 04/12/2027 (1)	2,950,000	3,096,558
Unum Group
3.00%, 05/15/2021	290,000	293,813
3.88%, 11/05/2025	4,925,000	5,039,109
Ventas Realty LP
2.70%, 04/01/2020	3,000,000	3,027,982
3.25%, 10/15/2026	2,000,000	1,946,001
3.85%, 04/01/2027	925,000	941,018
VEREIT Operating Partnership LP
3.00%, 02/06/2019	800,000	807,090
4.60%, 02/06/2024	685,000	719,007
4.88%, 06/01/2026	2,710,000	2,900,414
3.95%, 08/15/2027	2,155,000	2,145,642
Visa, Inc.
4.30%, 12/14/2045	2,880,000	3,185,178
Wachovia Corp.
5.75%, 02/01/2018	8,000,000	8,110,502
WEA Finance LLC / Westfield UK & Europe Finance Plc
2.70%, 09/17/2019 (1)	4,789,000	4,830,701
3.25%, 10/05/2020 (1)	845,000	862,704
3.75%, 09/17/2024 (1)	1,570,000	1,600,001
Weingarten Realty Investors
3.25%, 08/15/2026	1,665,000	1,593,810
Wells Fargo & Co.
6.00%, 11/15/2017	2,000,000	2,010,600
2.60%, 07/22/2020	310,000	314,293
3.07%, 01/24/2023	4,705,000	4,784,306
3.55%, 09/29/2025	1,290,000	1,323,778
3.00%, 04/22/2026	6,747,000	6,624,541
3.00%, 10/23/2026	770,000	751,363
3.58% (3 Month LIBOR USD + 1.310%), 05/22/2028 (2)	12,555,000	12,711,548
Welltower, Inc.
2.25%, 03/15/2018	2,812,000	2,818,985
4.50%, 01/15/2024	650,000	697,703
4.00%, 06/01/2025	4,690,000	4,887,748
Willis North America, Inc.
3.60%, 05/15/2024	1,670,000	1,707,704
		940,374,889

Industrials - 1.56%
Airbus Group Finance BV
2.70%, 04/17/2023 (1)	1,610,000	1,625,472
Amcor Finance USA, Inc.
3.63%, 04/28/2026 (1)	2,990,000	2,966,180
Arconic, Inc.
5.87%, 02/23/2022	1,520,000	1,664,400
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc.
4.25%, 09/15/2022 (1)	400,000	410,300
4.63%, 05/15/2023 (1)	400,000	410,880
Arrow Electronics, Inc.
3.25%, 09/08/2024	1,061,000	1,047,665
Autoridad del Canal de Panama
4.95%, 07/29/2035 (1)	200,000	222,000
Aviation Capital Group Corp.
4.88%, 10/01/2025 (1)	2,789,000	3,031,181
Avnet, Inc.
4.63%, 04/15/2026	5,695,000	5,913,947
Ball Corp.
4.38%, 12/15/2020	752,000	789,600
Brambles USA, Inc.
4.13%, 10/23/2025 (1)	835,000	868,945
CCCI Treasure Ltd.
3.50% (5 Year CMT Rate + 7.190%), 12/29/2049 (2)	200,000	202,478
Clean Harbors, Inc.
5.13%, 06/01/2021	930,000	944,815
CNH Industrial Capital LLC
3.63%, 04/15/2018	1,499,000	1,508,819
CRCC Yupeng Ltd.
3.95% (5 Year CMT Rate + 7.250%), 02/28/2049 (2)	200,000	203,719
Crown Americas LLC / Crown Americas Capital Corp. V
4.25%, 09/30/2026	1,175,000	1,186,750
DAE Funding LLC
4.00%, 08/01/2020 (1)	170,000	173,400
4.50%, 08/01/2022 (1)	230,000	235,721
5.00%, 08/01/2024 (1)	1,410,000	1,445,250
Echo Global Logistics, Inc.
2.50%, 05/01/2020	2,205,000	2,120,934
Embraer Netherlands Finance BV
5.40%, 02/01/2027	1,290,000	1,397,070
Embraer Overseas Ltd.
5.70%, 09/16/2023 (1)	3,575,000	3,919,094
Graphic Packaging International, Inc.
4.88%, 11/15/2022	400,000	426,000
4.13%, 08/15/2024	619,000	639,737
Harris Corp.
4.85%, 04/27/2035	1,185,000	1,304,946
Jabil, Inc.
4.70%, 09/15/2022	3,685,000	3,919,919
Keysight Technologies, Inc.
4.60%, 04/06/2027	2,960,000	3,112,495
Koppers, Inc.
6.00%, 02/15/2025 (1)	180,000	193,500
L3 Technologies, Inc.
5.20%, 10/15/2019	3,200,000	3,400,394
LafargeHolcim Finance US LLC
3.50%, 09/22/2026 (1)	405,000	400,956
Lockheed Martin Corp.
2.90%, 03/01/2025	5,635,000	5,604,915
3.55%, 01/15/2026	1,660,000	1,717,561
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,235,000	1,310,021
Masco Corp.
3.50%, 04/01/2021	2,118,000	2,174,911
4.45%, 04/01/2025	4,700,000	5,016,780
6.50%, 08/15/2032	1,340,000	1,597,083
Multi-Color Corp.
4.88%, 11/01/2025 (1)	84,000	85,050
Owens Corning
4.20%, 12/15/2022	35,000	37,129
4.20%, 12/01/2024	5,992,000	6,309,016
3.40%, 08/15/2026	585,000	576,624
Park Aerospace Holdings Ltd.
3.63%, 03/15/2021 (1)(7)	233,000	233,582
5.25%, 08/15/2022 (1)	2,224,000	2,310,458
4.50%, 03/15/2023 (1)	465,000	464,354
5.50%, 02/15/2024 (1)	467,000	490,350
Park-Ohio Industries, Inc.
6.63%, 04/15/2027	390,000	420,225
Penske Truck Leasing Co. Lp / PTL Finance Corp.
3.38%, 03/15/2018 (1)	2,236,000	2,253,141
Republic Services, Inc.
2.90%, 07/01/2026	3,000,000	2,937,462
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	500,000	508,775
4.80% (3 Month LIBOR USD + 3.500%), 07/15/2021 (1)(2)	1,200,000	1,224,000
SBA Tower Trust
2.90%, 10/15/2044 (1)	1,650,000	1,660,023
2.88%, 07/15/2046 (1)	3,000,000	3,039,600
3.17%, 04/15/2047 (1)	2,175,000	2,172,785
3.87%, 10/15/2049 (1)	830,000	841,254
Sealed Air Corp.
5.25%, 04/01/2023 (1)	850,000	915,875
5.50%, 09/15/2025 (1)	850,000	935,000
Siemens Financieringsmaatschappij NV
2.35%, 10/15/2026 (1)	5,640,000	5,332,959
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	195,000	196,556
TTM Technologies, Inc.
5.63%, 10/01/2025 (1)	120,000	121,425
Tutor Perini Corp.
2.88%, 06/15/2021	730,000	849,994
United Technologies Co.
1.78%, 05/04/2018 (5)	5,768,000	5,770,830
Vulcan Materials Co.
7.50%, 06/15/2021	1,640,000	1,916,738
4.50%, 06/15/2047	2,148,000	2,177,769
Wabtec Corp.
3.45%, 11/15/2026	3,585,000	3,523,861
		110,412,673
Real Estate - 0.58%
Alexandria Real Estate Equities, Inc.
2.75%, 01/15/2020	1,827,000	1,844,852
4.60%, 04/01/2022	4,407,000	4,701,368
3.95%, 01/15/2027	3,440,000	3,510,076
4.50%, 07/30/2029	636,000	669,427
American Tower Corp.
3.30%, 02/15/2021	3,098,000	3,173,772
3.45%, 09/15/2021	110,000	113,805
3.50%, 01/31/2023	717,000	741,453
4.40%, 02/15/2026	1,863,000	1,969,484
3.38%, 10/15/2026	3,487,000	3,445,374
Crown Castle International Corp.
4.45%, 02/15/2026	1,550,000	1,640,724
3.70%, 06/15/2026	3,225,000	3,246,996
DDR Corp.
3.63%, 02/01/2025	2,225,000	2,162,344
4.25%, 02/01/2026	2,500,000	2,506,490
HCP, Inc.
4.00%, 12/01/2022	1,900,000	1,997,653
4.00%, 06/01/2025	3,240,000	3,340,879
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022	1,270,000	1,331,263
Kimco Realty Corp.
3.40%, 11/01/2022	150,000	154,408
Realty Income Corp.
2.00%, 01/31/2018	5,000,000	5,004,318
		41,554,686
Technology - 1.85%
Activision Blizzard, Inc.
4.50%, 06/15/2047	1,720,000	1,736,378
Apple, Inc.
1.00%, 05/03/2018	3,000,000	2,992,952
1.55%, 02/08/2019	4,655,000	4,656,061
2.10%, 05/06/2019	2,030,000	2,045,904
1.10%, 08/02/2019	2,245,000	2,225,351
2.40%, 05/03/2023	2,780,000	2,773,752
3.00%, 02/09/2024	1,420,000	1,454,588
3.20%, 05/13/2025	1,980,000	2,032,369
3.20%, 05/11/2027	3,375,000	3,434,650
4.65%, 02/23/2046	1,250,000	1,419,041
4.25%, 02/09/2047	4,405,000	4,735,070
Autodesk, Inc.
4.38%, 06/15/2025	4,610,000	4,890,869
BMC Software Finance, Inc.
8.13%, 07/15/2021 (1)	4,516,000	4,623,255
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.63%, 01/15/2024 (1)	2,385,000	2,449,385
3.88%, 01/15/2027 (1)	5,427,000	5,587,098
Cadence Design Systems, Inc.
4.38%, 10/15/2024	3,153,000	3,269,634
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75%, 03/01/2025 (1)	725,000	742,219
Dell International LLC / EMC Corp.
3.48%, 06/01/2019 (1)	1,800,000	1,834,434
4.42%, 06/15/2021 (1)	970,000	1,018,311
6.02%, 06/15/2026	4,100,000	4,551,619
8.35%, 07/15/2046 (1)	3,440,000	4,394,478
Diamond 1 Finance Co. / Diamond 2 Finance Co.
6.02%, 06/15/2026 (1)	6,315,000	7,010,603
Evolent Health, Inc.
2.00%, 12/01/2021 (1)	810,000	910,237
Fidelity National Information Services, Inc.
1.70%, 06/30/2022	GBP 100,000	133,274
4.50%, 10/15/2022	$629,000	679,387
3.00%, 08/15/2026	5,125,000	4,972,493
First Data Corp.
5.00%, 01/15/2024 (1)	3,205,000	3,327,751
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025	3,440,000	3,637,802
KLA-Tencor Corp.
4.65%, 11/01/2024	2,500,000	2,707,431
Microsoft Corp.
1.10%, 08/08/2019	8,930,000	8,848,524
1.85%, 02/06/2020	400,000	401,582
1.85%, 02/12/2020	460,000	462,022
2.40%, 08/08/2026	3,165,000	3,066,833
4.10%, 02/06/2037	2,505,000	2,733,807
3.75%, 02/12/2045	650,000	664,069
4.45%, 11/03/2045	1,100,000	1,238,084
MSCI, Inc.
4.75%, 08/01/2026 (1)	180,000	189,450
NetApp, Inc.
2.00%, 09/27/2019	74,000	73,964
3.30%, 09/29/2024	152,000	151,736
Nuance Communications, Inc.
1.00%, 12/15/2035	3,395,000	3,178,569
NXP BV / NXP Funding LLC
4.13%, 06/15/2020 (1)	459,000	480,229
4.13%, 06/01/2021 (1)	2,828,000	2,958,795
3.88%, 09/01/2022 (1)	3,395,000	3,539,287
Quintiles IMS, Inc.
2.88%, 09/15/2025 (1)	EUR 100,000	118,042
Rovi Corp.
0.50%, 03/01/2020	$930,000	934,069
Seagate HDD Cayman
4.75%, 01/01/2025	3,297,000	3,208,497
4.88%, 06/01/2027	855,000	805,869
5.75%, 12/01/2034	1,022,000	959,430
TSMC Global Ltd.
1.63%, 04/03/2018 (1)	7,271,000	7,258,460
Veritas US, Inc. / Veritas Bermuda Ltd.
7.50%, 02/01/2023 (1)	1,415,000	1,506,975
10.50%, 02/01/2024 (1)	710,000	760,587
VMware, Inc.
2.30%, 08/21/2020	230,000	230,630
2.95%, 08/21/2022	190,000	190,638
3.90%, 08/21/2027	160,000	161,673
Western Digital Corp.
10.50%, 04/01/2024	500,000	587,500
		130,955,717
Utilities - 1.54%
AEP Texas, Inc.
3.85%, 10/01/2025 (1)	1,500,000	1,563,459
AEP Transmission Co. LLC
3.10%, 12/01/2026 (1)	1,575,000	1,578,257
American Electric Power Co., Inc.
1.65%, 12/15/2017	1,400,000	1,400,077
Black Hills Corp.
2.50%, 01/11/2019	1,555,000	1,561,780
Cleco Power LLC
6.00%, 12/01/2040	1,000,000	1,229,541
Dominion Energy, Inc.
1.88%, 12/15/2018 (1)	4,500,000	4,496,057
3.90%, 10/01/2025	2,480,000	2,584,014
Duke Energy Corp.
2.65%, 09/01/2026	1,933,000	1,847,773
Duke Energy Progress LLC
4.10%, 03/15/2043	900,000	943,470
4.20%, 08/15/2045	1,000,000	1,077,856
Duquesne Light Holdings, Inc.
6.40%, 09/15/2020 (1)	400,000	444,399
5.90%, 12/01/2021 (1)	1,500,000	1,685,008
EDP Finance BV
3.63%, 07/15/2024 (1)	3,160,000	3,185,944
Enel Finance International NV
3.63%, 05/25/2027 (1)	3,175,000	3,180,075
6.00%, 10/07/2039 (1)	2,445,000	3,012,280
4.75%, 05/25/2047 (1)	770,000	814,488
Entergy Corp.
5.13%, 09/15/2020	1,250,000	1,336,326
FirstEnergy Corp.
3.90%, 07/15/2027	5,450,000	5,546,043
FirstEnergy Transmission LLC
4.35%, 01/15/2025 (1)	3,535,000	3,740,649
Indiana Michigan Power Co.
7.00%, 03/15/2019	1,397,000	1,495,631
Indianapolis Power & Light Co.
4.70%, 09/01/2045 (1)	1,000,000	1,062,570
ITC Holdings Corp.
3.25%, 06/30/2026	2,000,000	1,976,608
Jersey Central Power & Light Co.
4.80%, 06/15/2018	2,000,000	2,036,515
4.70%, 04/01/2024 (1)	150,000	162,857
4.30%, 01/15/2026 (1)	1,000,000	1,046,201
Kansas City Power & Light Co.
3.65%, 08/15/2025	1,700,000	1,742,464
KeySpan Gas East Corp.
2.74%, 08/15/2026 (1)	4,500,000	4,367,194
Metropolitan Edison Co.
4.00%, 04/15/2025 (1)	2,000,000	2,054,656
MidAmerican Energy Co.
4.25%, 05/01/2046	949,000	1,015,840
Minejesa Capital BV
4.63%, 08/10/2030 (1)	1,290,000	1,315,467
NextEra Energy Capital Holdings, Inc.
1.65%, 09/01/2018	3,230,000	3,228,500
2.40%, 09/15/2019	793,000	798,034
NextEra Energy Operating Partners LP
4.50%, 09/15/2027 (1)(7)	993,000	1,011,619
NGL Energy Partners LP / NGL Energy Finance Corp.
7.50%, 11/01/2023	600,000	597,000
NiSource Finance Corp.
4.38%, 05/15/2047	2,097,000	2,202,532
Northern States Power Co./MN
4.00%, 08/15/2045	1,000,000	1,041,072
NRG Energy, Inc.
6.63%, 03/15/2023	940,000	971,725
7.25%, 05/15/2026	950,000	1,018,875
Origin Energy Finance Ltd.
3.50%, 10/09/2018 (1)	1,160,000	1,173,077
Perusahaan Gas Negara Persero Tbk
5.13%, 05/16/2024	200,000	215,882
5.13%, 05/16/2024	1,300,000	1,403,232
PPL WEM Ltd. / Western Power Distribution Ltd.
5.38%, 05/01/2021 (1)	2,615,000	2,829,986
Public Service Co. of New Mexico
3.85%, 08/01/2025	2,000,000	2,075,694
Puget Energy, Inc.
6.50%, 12/15/2020	2,903,000	3,242,579
Sempra Energy
2.85%, 11/15/2020	375,000	380,761
Southern Co. Gas Capital Corp.
3.50%, 09/15/2021	3,250,000	3,355,496
Southern Co./The
2.35%, 07/01/2021	4,624,000	4,597,175
2.95%, 07/01/2023	3,089,000	3,103,675
3.25%, 07/01/2026	5,005,000	4,945,620
Spire, Inc.
3.54%, 02/27/2024	5,000,000	5,037,012
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/2022 (1)	3,700,000	3,704,109
Tucson Electric Power Co.
3.05%, 03/15/2025	3,000,000	2,951,237
		109,388,391
Total Corporate Bonds (Cost $2,404,752,008)		$2,449,291,467

Government Related - 19.41%
Africa Finance Corp.
3.88%, 04/13/2024 (1)	$1,085,000	$1,093,224
Argentina Bonar Bonds
23.45% (BADLARPP + 2.000%), 04/03/2022 (2)	ARS 6,300,000	379,397
Argentina POM Politica Monetaria
26.25% (ARPP7DRR + 0.000%), 06/21/2020 (2)	106,477,000	6,547,557
Argentine Republic Government International Bond
3.88%, 01/15/2022	16,200,000	19,510,460
Australia Government Bond
1.75%, 11/21/2020	AUD 5,205,000	4,033,232
Bay Area Toll Authority
6.26%, 04/01/2049	$650,000	934,888
Bermuda Government International Bond
4.14%, 01/03/2023 (1)	544,000	572,560
4.85%, 02/06/2024 (1)	815,000	886,573
California Health Facilities Financing Authority
4.00%, 10/01/2047	2,750,000	2,843,500
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	2,540,000	2,702,839
City of New York NY
3.55%, 12/01/2028	3,645,000	3,716,879
6.27%, 12/01/2037	2,050,000	2,754,319
Commonwealth of Massachusetts
4.91%, 05/01/2029	2,460,000	2,876,872
East Bay Municipal Utility District Water System Revenue
5.87%, 06/01/2040	985,000	1,306,307
European Investment Bank
1.75%, 06/17/2019	2,850,000	2,856,298
Indonesia Government International Bond
3.70%, 01/08/2022 (1)	270,000	280,176
International Bank for Reconstruction & Development
4.25%, 06/20/2019	COP 27,080,000,000	9,142,381
Israel Government Bond - Fixed
1.75%, 08/31/2025	ILS 13,735,000	3,959,920
Malaysia Government Bond
3.44%, 02/15/2021	MYR 43,035,000	10,206,404
Metropolitan Transportation Authority
7.34%, 11/15/2039	$475,000	721,487
Metropolitan Water District of Southern California
6.54%, 07/01/2039	935,000	1,004,985
Metropolitan Water Reclamation District of Greater Chicago
5.72%, 12/01/2038	1,000,000	1,265,650
Mexican Bonos
5.00%, 12/11/2019	MXN 760,834	4,028,409
10.00%, 12/05/2024	811,600	5,277,183
5.75%, 03/05/2026	987,571	5,056,786
7.75%, 11/13/2042	820,957	4,775,842
Mexico Government International Bond
4.00%, 10/02/2023	$1,116,000	1,179,835
3.60%, 01/30/2025	1,060,000	1,086,500
4.13%, 01/21/2026	915,000	963,953
Morocco Government International Bond
4.25%, 12/11/2022 (1)	495,000	525,195
New York City Transitional Finance Authority Future Tax Secured Revenue
2.80%, 02/01/2026	1,850,000	1,835,903
5.27%, 05/01/2027	3,500,000	4,130,245
New York City Water & Sewer System
5.75%, 06/15/2041	240,000	318,161
5.95%, 06/15/2042	810,000	1,102,952
5.88%, 06/15/2044	500,000	684,835
New York State Dormitory Authority
5.05%, 09/15/2027	1,800,000	2,057,652
5.50%, 03/15/2030	2,000,000	2,354,940
3.88%, 07/01/2046	1,650,000	1,669,965
Peru Government Bond
6.15%, 08/12/2032 (1)	PEN 10,295,000	3,320,677
Perusahaan Penerbit SBSN Indonesia III
4.35%, 09/10/2024	$400,000	424,000
Peruvian Government International Bond
5.70%, 08/12/2024	PEN 8,000,000	2,600,159
8.20%, 08/12/2026 (1)	4,300,000	1,627,359
Province of Manitoba Canada
3.05%, 05/14/2024	$430,000	443,230
Province of Ontario Canada
1.20%, 02/14/2018	9,850,000	9,838,727
2.00%, 01/30/2019	6,880,000	6,905,887
2.50%, 09/10/2021	945,000	957,317
Saudi Government International Bond
2.88%, 03/04/2023 (1)	2,200,000	2,182,644
3.63%, 03/04/2028 (1)	2,400,000	2,367,538
4.63%, 10/04/2047 (1)	2,800,000	2,815,473
South Carolina Public Service Authority
2.39%, 12/01/2023	960,000	897,898
Sri Lanka Government International Bond
6.20%, 05/11/2027 (1)	400,000	419,622
State Board of Administration Finance Corp.
2.16%, 07/01/2019	1,220,000	1,225,222
State of California
7.95%, 03/01/2036	4,085,000	4,604,694
State of Illinois
5.67%, 03/01/2018	3,100,000	3,143,493
5.10%, 06/01/2033	640,000	647,232
6.73%, 04/01/2035	70,000	78,785
7.35%, 07/01/2035	55,000	63,076
State of Texas
4.68%, 04/01/2040	410,000	480,586
Svensk Exportkredit AB
1.13%, 08/28/2019	6,925,000	6,845,150
Texas Public Finance Authority
8.25%, 07/01/2024	5,900,000	6,171,105
Turkey Government Bond
11.00%, 02/24/2027	TRY 5,540,000	1,583,672
U.S. Treasury Inflation Indexed Bonds
0.13%, 04/15/2021 (8)	$10,188,769	10,215,833
0.13%, 04/15/2022 (8)	14,974,497	14,967,190
0.63%, 01/15/2026 (8)	5,536,707	5,608,108
0.13%, 07/15/2026 (8)	26,266,645	25,526,164
0.38%, 07/15/2027 (8)	10,677,362	10,566,527
0.88%, 02/15/2047 (8)	24,621,377	24,234,784
U.S. Treasury Note/Bond
0.75%, 04/30/2018	9,975,000	9,946,138
0.88%, 05/31/2018	16,750,000	16,707,471
0.63%, 06/30/2018	10,900,000	10,846,777
0.75%, 10/31/2018	15,235,000	15,132,045
0.88%, 05/15/2019	25,435,000	25,203,502
1.25%, 05/31/2019	25,000,000	24,919,922
1.25%, 06/30/2019	14,270,000	14,218,160
1.38%, 07/31/2019	85,760,000	85,612,600
1.25%, 08/31/2019	15,235,000	15,168,347
1.50%, 08/15/2020	56,840,000	56,660,155
1.38%, 04/30/2021	9,300,000	9,180,117
1.38%, 05/31/2021	19,150,000	18,885,192
2.00%, 08/31/2021	3,400,000	3,425,898
1.63%, 08/31/2022	204,390,000	201,515,766
1.88%, 09/30/2022	95,335,000	95,066,870
2.13%, 02/29/2024 (10)	12,707,000	12,711,467
2.00%, 04/30/2024	89,200,000	88,478,734
2.00%, 05/31/2024	79,700,000	79,011,965
2.38%, 08/15/2024	7,300,000	7,400,090
2.00%, 11/15/2026 (10)	44,737,000	43,576,634
2.25%, 02/15/2027 (10)	26,470,000	26,298,359
2.25%, 08/15/2027	8,345,000	8,284,368
3.00%, 05/15/2045 (10)	36,855,000	37,924,659
2.50%, 02/15/2046	12,560,000	11,674,913
2.50%, 05/15/2046	15,880,000	14,746,689
2.88%, 11/15/2046	18,635,000	18,684,499
3.00%, 05/15/2047	6,350,000	6,529,338
2.75%, 08/15/2047	146,705,000	143,415,598
University of California
4.60%, 05/15/2031	2,800,000	3,125,192
4.13%, 05/15/2045	190,000	196,857
Venezuela Government International Bond
9.25%, 09/15/2027	899,000	355,105
Wisconsin Health & Educational Facilities Authority
4.00%, 11/15/2046	2,000,000	2,042,380
Total Government Related (Cost $1,378,318,785)		$1,374,352,223

Mortgage Backed Obligations - 25.60%
225 Liberty Street Trust 2016-225L
3.60%, 02/12/2036 (1)	$1,115,000	$1,153,423
245 Park Avenue Trust 2017-245P
3.51%, 06/05/2037 (1)	2,145,000	2,205,346
280 Park Avenue 2017-280P Mortgage Trust
2.12% (1 Month LIBOR USD + 0.880%), 09/15/2034 (1)(2)	2,670,000	2,670,826
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033	984,229	1,009,392
6.00%, 12/25/2033	273,573	274,472
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034	700,609	714,039
5.50%, 08/25/2034	805,615	827,332
Alternative Loan Trust 2005-61
1.62% (1 Month LIBOR USD + 0.380%), 12/25/2035 (2)	72,829	61,804
Alternative Loan Trust 2006-HY12
3.34%, 08/25/2036 (3)	447,929	446,939
Alternative Loan Trust 2006-OA17
1.43% (1 Month LIBOR USD + 0.200%), 12/20/2046 (2)	24,350,800	20,724,654
Alternative Loan Trust 2006-OA7
1.83% (12 Month US Treasury Average + 0.940%), 06/25/2046 (2)	18,875,748	15,768,454
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/12/2030 (1)	1,860,000	1,896,343
BAMLL Commercial Mortgage Securities Trust 2015-ASTR
3.82%, 07/16/2037 (1)	380,000	398,585
BAMLL Re-REMIC Trust 2016-RRLD11
6.17%, 06/17/2050 (1)(3)	100,000	9,413,609
6.17%, 06/17/2050 (1)(3)	9,288,118	53,000
Banc of America Commercial Mortgage Trust 2007-5
6.22%, 02/10/2051 (3)	12,983,273	13,098,005
Banc of America Commercial Mortgage Trust 2008-1
6.55%, 02/10/2051 (3)	9,300,000	9,364,231
Banc of America Funding 2015-R7 Trust
1.75% (12 Month US Treasury Average + 0.920%), 09/26/2046 (1)(2)	2,064,454	2,077,256
Banc of America Funding 2015-R8 Trust
1.67%, 11/27/2046 (1)(3)	3,090,570	3,110,236
BANK 2017-BNK5
3.08%, 06/17/2060 (1)(3)	785,000	623,836
Bayview Opportunity Master Fund IVa Trust 2017-RT1
3.00%, 03/28/2057 (1)(3)	273,244	276,190
Bear Stearns ALT-A Trust 2005-1
2.36% (1 Month LIBOR USD + 1.130%), 01/25/2035 (2)	6,750,000	5,957,611
Bear Stearns ALT-A Trust 2005-8
1.78% (1 Month LIBOR USD + 0.540%), 10/25/2035 (2)	537,571	516,996
Bear Stearns ARM Trust 2003-3
3.19%, 05/25/2033 (3)	918,690	930,022
BXP Trust 2017-GM
3.38%, 06/15/2039 (1)	8,385,000	8,531,213
CD 2007-CD5 Mortgage Trust
6.58%, 11/15/2044 (1)(3)	13,680,000	13,899,476
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037 (1)	4,284,892	3,789,158
CIM Trust
2.30%, 05/25/2057 (3)	8,297,163	8,299,336
3.24% (1 Month LIBOR USD + 2.000%), 10/25/2057 (1)(2)	7,263,207	7,289,716
Citigroup Commercial Mortgage Trust 2015-GC27
2.69%, 02/12/2048	1,700,000	1,717,278
3.57%, 02/12/2048	430,000	436,700
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%, 09/12/2058	340,000	357,641
4.11%, 09/12/2058	350,000	368,702
Clavis Securities Plc
0.50% (3 Month LIBOR GBP + 0.170%), 12/15/2032 (2)	GBP 1,458,132	1,886,561
CLNS Trust 2017-IKPR
2.04% (1 Month LIBOR USD + 0.800%), 06/11/2032 (1)(2)	$315,000	315,344
COLT 2017-1 Mortgage Loan Trust
2.61%, 05/27/2047 (1)(3)	427,402	432,676
COLT 2017-2 Mortgage Loan Trust
2.77%, 10/25/2047 (1)(3)	850,000	849,980
COMM 2013-300P Mortgage Trust
4.35%, 08/12/2030 (1)	720,000	777,793
COMM 2013-CCRE12 Mortgage Trust
4.05%, 10/15/2046	1,830,000	1,958,672
COMM 2013-SFS Mortgage Trust
3.09%, 04/13/2035 (1)(3)	1,445,000	1,458,211
COMM 2014-277P Mortgage Trust
3.73%, 08/12/2049 (1)(3)	735,000	767,408
COMM 2014-CCRE20 Mortgage Trust
3.94%, 11/13/2047	1,115,000	1,161,674
COMM 2014-UBS2 Mortgage Trust
5.15%, 03/12/2047 (3)	800,000	830,549
COMM 2014-UBS4 Mortgage Trust
4.78%, 08/12/2047 (3)	490,000	495,323
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2055	2,020,000	2,104,474
COMM 2015-CCRE26 Mortgage Trust
3.63%, 10/13/2048	905,000	940,685
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050	515,000	543,523
4.59%, 07/12/2050 (3)	440,000	452,724
COMM 2016-787S Mortgage Trust
3.55%, 02/12/2036 (1)	760,000	782,171
Commercial Mortgage Asset Trust
6.25%, 01/17/2032 (1)(7)	3,174,247	3,190,119
Commercial Mortgage Pass Through Certificates
3.65%, 02/12/2049	389,952	394,021
Cosmopolitan Hotel Trust 2016-COSMO
3.33% (1 Month LIBOR USD + 2.100%), 11/15/2033 (1)(2)	641,000	643,000
4.73% (1 Month LIBOR USD + 3.500%), 11/15/2033 (1)(2)	836,000	840,696
5.88% (1 Month LIBOR USD + 4.650%), 11/15/2033 (1)(2)	1,234,000	1,243,246
Countrywide Asset-Backed Certificates
2.04% (1 Month LIBOR USD + 0.800%), 11/25/2035 (2)	2,581,089	2,562,491
Credit Suisse First Boston Mortgage Securities Co.
5.75%, 11/25/2033	149,557	154,479
Credit Suisse Mortgage Capital Certificates
3.64%, 11/17/2034 (1)	4,860,000	5,091,427
3.94%, 11/17/2034 (1)(3)	560,000	584,841
CSAIL 2015-C2 Commercial Mortgage Trust
4.21%, 06/15/2057	1,630,000	1,675,110
CSAIL 2016-C6 Commercial Mortgage Trust
3.09%, 01/15/2049	840,000	837,392
CSMC 2014-USA OA LLC
4.37%, 09/17/2037 (1)	365,000	349,277
CWALT INC 2007-OA2
1.37% (1 Month LIBOR USD + 0.130%), 03/25/2047 (2)	15,322,674	13,039,585
DBCG 2017-BBG Mortgage Trust
1.93% (1 Month LIBOR USD + 0.700%), 06/15/2034 (1)(2)	2,645,000	2,647,471
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-2
1.64% (1 Month LIBOR USD + 0.400%), 04/25/2035 (2)	1,383,090	1,280,194
Eleven Madison Trust 2015-11MD Mortgage Trust
3.67%, 09/12/2035 (1)(3)	3,110,000	3,223,396
Eurosail-UK 2007-5np Plc
1.07% (3 Month LIBOR GBP + 0.770%), 09/13/2045 (2)	GBP 13,187,566	16,296,974
Fannie Mae Connecticut Avenue Securities
5.79% (1 Month LIBOR USD + 4.550%), 02/25/2025 (2)	$1,833,823	1,957,113
3.39% (1 Month LIBOR USD + 2.150%), 09/25/2028 (2)	319,918	323,423
2.59% (1 Month LIBOR USD + 1.350%), 01/25/2029 (2)	198,977	200,043
2.54% (1 Month LIBOR USD + 1.300%), 04/25/2029 (2)	2,154,267	2,179,377
2.54% (1 Month LIBOR USD + 1.300%), 05/25/2029 (2)	246,758	247,962
2.39% (1 Month LIBOR USD + 1.150%), 09/25/2029 (2)	1,025,442	1,032,707
4.89% (1 Month LIBOR USD + 3.650%), 09/25/2029 (2)	1,710,000	1,809,103
4.24% (1 Month LIBOR USD + 3.000%), 10/25/2029 (2)	410,000	422,418
4.09% (1 Month LIBOR USD + 2.850%), 11/26/2029 (2)	2,050,000	2,078,007
4.04% (1 Month LIBOR USD + 2.800%), 02/25/2030 (2)	985,000	995,834
Fannie Mae Pool
3.68%, 10/01/2021	1,157,124	1,218,516
2.28%, 11/01/2022	1,603,182	1,606,941
2.81%, 04/01/2025	980,000	994,183
3.89%, 08/01/2025	1,468,516	1,583,187
2.74%, 03/01/2026	1,535,000	1,534,122
4.59%, 08/01/2026	1,141,871	1,254,307
3.00%, 10/15/2026 (4)	12,815,000	13,163,909
3.40%, 11/01/2026	2,782,719	2,901,521
4.19%, 11/01/2026	1,171,013	1,279,392
3.47%, 12/01/2026	2,971,875	3,099,283
3.22%, 01/01/2027	3,565,000	3,671,847
3.22%, 01/01/2027	3,565,000	3,671,847
2.96%, 05/01/2027	2,207,340	2,228,675
4.00%, 05/01/2027	1,345,293	1,414,127
3.28%, 02/01/2028	2,355,000	2,434,359
2.91%, 04/01/2028	2,007,333	2,015,041
2.82%, 05/01/2028	2,233,644	2,229,017
2.68%, 08/01/2028	4,220,000	4,127,864
3.00%, 10/01/2028	561,775	578,259
3.24%, 06/01/2029	5,580,000	5,743,645
3.24%, 06/01/2029	5,420,000	5,578,952
3.25%, 06/01/2029	4,935,000	5,084,984
4.00%, 07/01/2029	1,447,014	1,521,324
3.10%, 08/01/2029	6,355,000	6,427,704
3.09%, 09/01/2029	4,565,000	4,614,387
3.00%, 05/01/2030	287,244	295,689
2.50%, 07/01/2030	1,455,811	1,470,615
2.50%, 07/01/2030	823,710	832,086
2.50%, 08/01/2030	2,133,804	2,155,506
3.55%, 08/01/2030	1,542,617	1,617,687
3.00%, 09/01/2030	3,350,185	3,448,749
3.00%, 12/01/2030	1,196,685	1,231,794
3.43%, 02/01/2031	2,755,000	2,857,989
2.97%, 05/01/2031	2,925,000	2,939,596
2.50%, 10/01/2031	117,745	118,616
2.50%, 05/01/2032	1,475,017	1,487,292
3.00%, 06/01/2032	2,559,521	2,630,875
3.00%, 07/01/2032	1,919,667	1,973,183
3.25%, 07/01/2032	4,288,199	4,367,617
3.00%, 08/01/2032	8,690,215	8,932,480
3.00%, 04/01/2033	11,930	12,021
3.00%, 06/01/2033	19,182	19,328
3.00%, 10/01/2033	2,907,004	2,981,193
6.00%, 03/01/2034	2,962,710	3,386,097
5.50%, 05/01/2034	2,485,570	2,786,399
5.50%, 07/01/2034	608,644	681,907
5.00%, 07/01/2035	1,194,678	1,324,579
4.50%, 11/01/2035	514,531	554,351
5.00%, 02/01/2036	1,988,477	2,191,177
6.00%, 06/01/2036	19,437	22,127
5.50%, 07/01/2036	237,229	265,916
3.00%, 11/01/2036	2,478,403	2,525,703
3.00%, 11/01/2036	2,177,440	2,218,996
3.00%, 11/01/2036	297,292	302,966
3.00%, 12/01/2036	2,455,526	2,501,630
3.00%, 12/01/2036	384,415	391,633
6.00%, 07/01/2038	2,006,988	2,293,683
6.00%, 10/01/2038	121,919	138,791
5.50%, 12/01/2039	502,716	559,845
5.50%, 03/01/2040	2,849,217	3,193,357
5.00%, 05/01/2040	49,814	54,448
6.50%, 05/01/2040	724,260	822,729
5.00%, 06/01/2040	15,436	16,850
4.50%, 08/01/2040	147,687	159,801
4.50%, 09/01/2040	56,398	61,015
3.50%, 10/01/2040 (4)	71,030,000	73,196,969
4.00%, 11/01/2040	494,564	522,947
4.00%, 11/01/2040	133,866	141,553
4.50%, 11/01/2040	3,617,448	3,913,862
4.00%, 12/01/2040	330,250	349,224
4.00%, 01/01/2041	244,915	258,927
4.50%, 01/01/2041	36,810	39,839
4.00%, 02/01/2041	1,083,729	1,146,397
4.00%, 02/01/2041	813,493	859,850
4.00%, 02/01/2041	249,462	263,780
4.50%, 02/01/2041	493,614	533,012
5.00%, 02/01/2041	1,285,249	1,402,941
5.50%, 06/01/2041	547,853	615,754
5.00%, 07/01/2041	1,443,892	1,589,006
4.50%, 08/01/2041	61,333	66,363
5.00%, 08/01/2041	543,864	594,133
4.00%, 09/01/2041	486,191	513,986
4.00%, 10/15/2041 (4)	42,530,000	44,762,825
4.50%, 11/01/2041	1,044,529	1,128,261
4.50%, 11/15/2041 (4)	23,025,000	24,690,721
4.00%, 01/01/2042	4,256,373	4,499,026
4.00%, 01/01/2042	69,557	73,516
4.00%, 02/01/2042	115,884	122,485
5.50%, 02/01/2042	1,468,406	1,632,653
5.50%, 02/01/2042	2,215,849	2,463,068
5.00%, 03/01/2042	815,424	891,123
3.50%, 06/01/2042	141,324	146,342
3.50%, 06/01/2042	90,216	93,420
3.48%, 07/01/2042	4,328,058	4,428,863
3.50%, 07/01/2042	898,263	929,969
3.50%, 07/01/2042	119,976	124,237
3.50%, 08/01/2042	240,892	249,427
3.00%, 10/15/2042 (4)	13,695,000	13,732,448
2.50%, 12/01/2042	335,145	325,854
3.50%, 12/01/2042	1,503,354	1,554,881
3.50%, 12/01/2042	2,613,933	2,707,281
2.50%, 01/01/2043	1,025,512	997,002
2.50%, 01/01/2043	767,754	746,446
3.00%, 01/01/2043	16,413	16,503
3.50%, 01/01/2043	379,248	392,728
3.00%, 02/01/2043	19,968	20,077
3.00%, 02/01/2043	957,396	962,630
3.00%, 03/01/2043	162,105	162,995
3.00%, 03/01/2043	17,318	17,413
3.00%, 03/01/2043	33,027	33,208
3.50%, 03/01/2043	1,574,223	1,630,138
2.50%, 04/01/2043	459,278	446,522
3.00%, 04/01/2043	1,083,566	1,092,521
3.00%, 04/01/2043	18,163	18,262
3.50%, 04/01/2043	128,104	132,431
3.00%, 05/01/2043	832,692	839,528
3.50%, 05/01/2043	630,971	653,394
3.00%, 06/01/2043	15,727,217	15,854,779
3.50%, 06/01/2043	1,165,765	1,204,806
3.50%, 06/01/2043	196,331	203,614
3.50%, 06/01/2043	2,575,894	2,663,696
3.50%, 07/01/2043	149,903	154,758
3.50%, 07/01/2043	242,223	251,178
3.00%, 08/01/2043	408,173	410,378
3.00%, 08/01/2043	222,407	223,380
3.00%, 08/01/2043	10,948,139	11,036,912
3.50%, 08/01/2043	170,355	176,162
3.50%, 09/01/2043	680,390	705,400
4.00%, 09/01/2043	2,701,110	2,849,547
5.50%, 10/01/2043	934,363	1,052,380
4.00%, 12/01/2043	5,161,629	5,442,073
3.50%, 01/01/2044	244,343	253,020
3.00%, 02/01/2044	47,422	47,630
3.50%, 03/01/2044	312,923	324,818
4.50%, 06/01/2044	824,495	885,609
3.50%, 07/01/2044	1,190,961	1,229,995
4.50%, 08/01/2044	959,389	1,030,775
3.00%, 09/01/2044	82,613	83,063
5.00%, 11/01/2044	4,757,037	5,239,530
4.50%, 02/01/2045	904,820	972,263
3.00%, 04/01/2045	42,836	42,845
3.50%, 04/01/2045	2,268,345	2,339,256
3.00%, 05/01/2045	1,764,204	1,773,313
3.00%, 05/01/2045	815,032	821,764
3.50%, 05/01/2045	1,301,096	1,347,266
3.50%, 05/01/2045	2,945,417	3,037,493
3.50%, 06/01/2045	3,886,269	4,007,758
4.50%, 06/01/2045	528,139	570,461
3.00%, 07/01/2045	1,250,568	1,255,670
3.00%, 07/01/2045	8,020,844	8,069,705
3.50%, 07/01/2045	3,834,304	3,966,011
4.00%, 07/01/2045	1,558,219	1,641,028
5.00%, 07/01/2045	1,026,713	1,121,014
4.00%, 09/01/2045	181,849	191,476
4.00%, 09/01/2045	244,153	257,091
3.50%, 10/01/2045	530,099	548,309
4.00%, 10/01/2045	2,685,878	2,828,144
3.50%, 11/01/2045	7,251,572	7,478,264
4.00%, 11/01/2045	786,686	828,281
3.50%, 12/01/2045	1,987,813	2,049,954
4.00%, 12/01/2045	237,041	250,862
4.00%, 12/01/2045	1,030,787	1,085,361
4.00%, 12/01/2045	1,599,809	1,693,121
3.50%, 01/01/2046	138,428	142,755
4.50%, 02/01/2046	4,448,951	4,780,341
4.00%, 03/01/2046	2,549,073	2,684,616
4.00%, 03/01/2046	2,172,395	2,305,511
4.50%, 03/01/2046	3,045,276	3,268,554
3.50%, 04/01/2046	4,403,849	4,541,518
3.50%, 05/01/2046	1,298,720	1,343,518
3.50%, 06/01/2046	3,529,946	3,660,439
3.00%, 07/01/2046	1,103,514	1,107,317
3.00%, 08/01/2046	162,611	163,325
3.00%, 09/01/2046	193,867	193,907
3.50%, 09/01/2046	9,716,400	10,020,144
4.00%, 09/01/2046	145,521	153,214
3.00%, 10/01/2046	2,117,461	2,124,759
3.00%, 10/01/2046	9,268,100	9,309,644
3.00%, 11/01/2046	2,150,477	2,157,888
3.00%, 11/01/2046	2,634,863	2,648,225
3.00%, 11/01/2046	3,439,883	3,455,317
3.00%, 11/01/2046	6,683,354	6,713,325
3.00%, 11/01/2046	1,096,550	1,102,104
3.00%, 11/01/2046	1,467,508	1,474,950
3.00%, 12/01/2046	1,740,092	1,746,089
3.00%, 12/01/2046	3,279,636	3,290,938
3.00%, 12/01/2046	5,601,344	5,629,766
3.50%, 12/01/2046	3,042,238	3,137,341
3.00%, 01/01/2047	3,577,744	3,597,640
3.50%, 01/01/2047	10,805,196	11,142,978
3.50%, 02/01/2047	2,045,401	2,109,343
4.00%, 02/01/2047	8,223,497	8,657,545
4.50%, 02/01/2047	12,150,000	13,040,454
4.00%, 03/01/2047	13,581,511	14,300,121
3.50%, 04/01/2047	6,543,979	6,748,551
4.00%, 04/01/2047	6,263,420	6,595,303
4.50%, 04/01/2047	5,711,454	6,130,428
4.50%, 04/01/2047	772,369	828,898
4.50%, 04/01/2047	3,466,728	3,721,214
4.50%, 05/01/2047	34,227,629	36,780,597
3.50%, 06/01/2047	2,259,703	2,330,344
4.00%, 06/01/2047	5,439,784	5,727,786
4.00%, 06/01/2047	6,851,420	7,214,579
4.00%, 06/01/2047	7,277,313	7,663,047
3.00%, 07/01/2047	5,180,000	5,197,851
3.50%, 07/01/2047	9,615,789	9,916,388
4.00%, 07/01/2047	5,892,539	6,204,869
4.00%, 07/01/2047	1,892,480	1,992,791
4.00%, 08/01/2047	4,730,242	4,980,969
4.00%, 08/01/2047	3,982,553	4,193,650
3.50%, 09/01/2047	3,727,328	3,843,848
Fannie Mae REMICS
1.74% (1 Month LIBOR USD + 0.500%), 05/25/2046 (2)	3,688,144	3,719,959
1.74% (1 Month LIBOR USD + 0.500%), 09/25/2046 (2)	1,672,980	1,686,034
1.74% (1 Month LIBOR USD + 0.500%), 09/25/2046 (2)	1,331,610	1,346,274
1.69% (1 Month LIBOR USD + 0.450%), 10/25/2046 (2)	765,836	770,469
1.69% (1 Month LIBOR USD + 0.450%), 11/25/2046 (2)	1,568,111	1,578,728
1.74% (1 Month LIBOR USD + 0.500%), 11/25/2046 (2)	899,356	908,004
1.74% (1 Month LIBOR USD + 0.500%), 01/25/2047 (2)	251,388	253,578
1.69% (1 Month LIBOR USD + 0.450%), 03/25/2047 (2)	946,018	953,405
Fannie Mae-Aces
3.06%, 05/25/2027 (3)	7,700,000	7,811,359
Freddie Mac Gold Pool
2.50%, 07/01/2030	1,798,865	1,812,612
3.00%, 03/01/2031	1,119,236	1,150,811
2.50%, 12/01/2031	9,415,452	9,487,404
8.00%, 04/01/2032	300,529	367,274
5.50%, 08/01/2041	9,719,815	10,963,284
4.00%, 10/15/2041 (4)	2,250,000	2,368,301
4.50%, 10/15/2041 (4)	2,020,000	2,165,187
5.00%, 11/01/2041	1,511,593	1,658,025
5.00%, 03/01/2042	528,481	586,944
4.50%, 07/01/2042	977,559	1,051,200
3.50%, 10/15/2042 (4)	1,045,000	1,077,534
3.00%, 02/01/2043	109,814	109,736
3.00%, 02/01/2043	1,019,551	1,028,788
3.00%, 03/01/2043	19,345	19,332
3.00%, 03/01/2043	42,282	42,252
3.50%, 10/01/2043	1,135,138	1,176,259
3.50%, 01/01/2044	1,340,497	1,389,104
4.50%, 05/01/2044	558,895	606,006
4.00%, 01/01/2045	2,773,875	2,959,911
4.50%, 06/01/2045	1,006,232	1,105,639
4.00%, 07/01/2045	923,231	972,103
3.50%, 10/01/2045	15,620,906	16,219,488
4.00%, 11/01/2045	17,230,735	18,142,867
4.00%, 12/01/2045	5,871,632	6,251,728
4.50%, 02/01/2046	997,652	1,096,164
3.50%, 03/01/2046	9,862,091	10,177,237
3.50%, 03/01/2046	2,314,080	2,402,813
3.50%, 05/01/2046	9,096,124	9,386,793
3.50%, 05/01/2046	838,190	866,941
4.00%, 05/01/2046	8,539,936	8,992,008
4.50%, 05/01/2046	1,071,927	1,177,777
3.00%, 06/01/2046	9,646,178	9,685,630
3.50%, 06/01/2046	10,699,013	11,040,903
4.50%, 06/01/2046	1,281,575	1,402,875
3.00%, 08/01/2046	11,535,804	11,582,984
3.50%, 08/01/2046	26,885,631	27,907,512
3.50%, 08/01/2046	18,496,249	19,087,302
3.00%, 09/01/2046	2,495,572	2,505,779
3.00%, 10/01/2046	7,644,446	7,674,526
3.00%, 11/01/2046	3,570,892	3,584,390
3.50%, 11/01/2046	3,632,344	3,748,417
3.00%, 12/01/2046	2,509,144	2,518,629
3.50%, 12/01/2046	1,877,812	1,937,818
3.00%, 01/01/2047	12,181,827	12,227,874
3.50%, 01/01/2047	2,153,970	2,222,801
3.00%, 02/01/2047	8,633,724	8,665,996
3.50%, 02/01/2047	1,819,547	1,877,691
4.50%, 02/01/2047	918,581	1,012,101
3.00%, 03/01/2047	6,353,250	6,376,998
3.50%, 04/01/2047	8,686,389	8,963,965
3.00%, 08/01/2047	2,676,858	2,687,818
Freddie Mac Multifamily Structured Pass Through Certificates
1.59% (1 Month LIBOR USD + 0.360%), 08/25/2024 (2)	4,870,000	4,876,116
3.51%, 04/25/2030	1,415,000	1,474,115
Freddie Mac REMICS
1.73% (1 Month LIBOR USD + 0.500%), 04/15/2046 (2)	731,762	735,941
1.73% (1 Month LIBOR USD + 0.500%), 08/15/2046 (2)	109,497	110,077
1.73% (1 Month LIBOR USD + 0.500%), 09/15/2046 (2)	1,216,796	1,225,393
1.68% (1 Month LIBOR USD + 0.450%), 10/15/2046 (2)	398,835	417,873
1.73% (1 Month LIBOR USD + 0.500%), 10/15/2046 (2)	625,341	629,858
1.73% (1 Month LIBOR USD + 0.500%), 10/15/2046 (2)	376,139	380,270
1.68% (1 Month LIBOR USD + 0.450%), 01/15/2047 (2)	859,590	864,849
1.73% (1 Month LIBOR USD + 0.500%), 01/15/2047 (2)	894,614	903,814
1.73% (1 Month LIBOR USD + 0.500%), 02/15/2047 (2)	571,068	575,521
Freddie Mac Structured Agency Credit Risk Debt Notes
3.44% (1 Month LIBOR USD + 2.200%), 02/26/2024 (2)	546,236	563,777
2.89% (1 Month LIBOR USD + 1.650%), 04/25/2024 (2)	1,986,671	2,012,039
3.89% (1 Month LIBOR USD + 2.650%), 10/25/2024 (2)	760,056	762,847
3.64% (1 Month LIBOR USD + 2.400%), 01/27/2025 (2)	70,736	70,845
3.44% (1 Month LIBOR USD + 2.200%), 03/25/2025 (2)	602,439	607,492
3.19% (1 Month LIBOR USD + 1.950%), 05/27/2025 (2)	2,680,000	2,727,272
3.09% (1 Month LIBOR USD + 1.850%), 10/25/2027 (2)	950,000	970,505
3.84% (1 Month LIBOR USD + 2.600%), 12/27/2027 (2)	2,510,369	2,563,724
3.89% (1 Month LIBOR USD + 2.650%), 03/27/2028 (2)	503,780	514,831
4.09% (1 Month LIBOR USD + 2.850%), 04/25/2028 (2)	4,660,892	4,835,005
4.04% (1 Month LIBOR USD + 2.800%), 05/25/2028 (2)	446,549	461,234
4.14% (1 Month LIBOR USD + 2.900%), 07/25/2028 (2)	325,000	335,835
3.24% (1 Month LIBOR USD + 2.000%), 12/26/2028 (2)	955,000	975,129
2.04% (1 Month LIBOR USD + 0.800%), 03/26/2029 (2)	484,155	485,100
5.09% (1 Month LIBOR USD + 3.850%), 03/26/2029 (2)	673,000	730,017
2.44% (1 Month LIBOR USD + 1.200%), 07/25/2029 (2)	365,893	369,964
4.49% (1 Month LIBOR USD + 3.250%), 07/25/2029 (2)	390,000	407,584
4.79% (1 Month LIBOR USD + 3.550%), 08/27/2029 (2)	2,190,000	2,299,609
4.69% (1 Month LIBOR USD + 3.450%), 10/25/2029 (2)	720,000	761,296
2.04% (1 Month LIBOR USD + 0.800%), 12/26/2029 (2)	373,030	373,851
3.89% (1 Month LIBOR USD + 2.650%), 12/26/2029 (2)	250,000	250,940
1.98% (1 Month LIBOR USD + 0.750%), 03/25/2030 (2)	860,000	860,403
GAHR Commercial Mortgage Trust 2015-NRF
3.49%, 12/15/2019 (1)(3)	1,250,000	1,262,561
GE Business Loan Trust 2005-2
1.47% (1 Month LIBOR USD + 0.240%), 11/15/2033 (1)(2)	4,319,921	4,255,278
Ginnie Mae I Pool
7.50%, 08/15/2033	448,711	522,149
5.00%, 09/15/2039	61,575	68,409
5.00%, 10/15/2039	487,312	535,076
5.00%, 12/15/2039	723,179	796,064
5.00%, 02/15/2040	95,287	106,837
5.00%, 02/15/2040	95,287	106,790
5.00%, 06/15/2040	285,531	314,229
4.50%, 05/15/2041	707,438	792,135
5.00%, 09/15/2041	189,579	211,774
3.00%, 10/15/2042	268,532	273,067
3.00%, 12/15/2042	42,794	43,517
3.50%, 12/15/2042	14,242	14,903
3.50%, 01/15/2043	19,989	20,914
3.00%, 05/15/2043	144,832	147,771
3.00%, 06/15/2043	13,353	13,622
3.00%, 06/15/2043	12,968	13,230
3.50%, 10/15/2043	87,846	91,943
5.00%, 07/15/2044	254,157	282,846
4.50%, 09/15/2045	264,761	284,915
Ginnie Mae II Pool
3.50%, 07/20/2032	686,554	716,492
5.00%, 05/20/2040	290,653	317,649
5.00%, 06/20/2040	153,294	169,027
5.00%, 08/20/2040	117,630	128,555
5.00%, 09/20/2040	99,195	109,338
4.00%, 10/15/2041 (4)	11,615,000	12,229,778
4.50%, 10/15/2041 (4)	73,955,000	78,828,516
3.00%, 07/20/2042	548,916	559,439
3.50%, 08/20/2042	27,093	28,315
3.50%, 09/20/2042	4,650,998	4,860,765
3.50%, 10/15/2042 (4)	24,525,000	25,488,756
2.50%, 10/20/2042	767,044	756,887
2.50%, 12/20/2042	4,835,716	4,771,687
3.50%, 12/20/2042	11,140	11,642
3.00%, 01/20/2043	834,411	851,956
3.50%, 02/20/2043	30,372	31,742
3.50%, 05/20/2043	14,483	15,136
2.50%, 06/20/2043	314,428	310,265
3.50%, 09/20/2043	203,017	212,175
3.00%, 10/15/2044 (4)	13,110,000	13,288,215
3.50%, 10/20/2044	75,640	79,056
3.00%, 12/20/2044	922,001	936,189
3.50%, 12/20/2044	16,549	17,229
5.00%, 12/20/2044	384,178	430,875
2.50%, 01/20/2045	2,255,957	2,222,724
3.50%, 03/20/2045	698,252	726,955
3.50%, 05/20/2045	23,237	24,263
5.50%, 06/20/2045	419,868	463,487
3.50%, 07/20/2045	910,443	947,871
3.50%, 10/20/2045	123,743	129,185
3.50%, 10/20/2045	160,516	167,559
3.00%, 01/20/2046	1,150,286	1,167,264
3.50%, 01/20/2046	3,345,203	3,482,214
4.50%, 01/20/2046	1,199,783	1,280,791
3.50%, 02/20/2046	1,937,056	2,023,986
3.50%, 02/20/2046	960,900	1,002,717
3.50%, 03/20/2046	3,246,175	3,378,881
3.50%, 04/20/2046	3,908,336	4,067,812
3.00%, 05/20/2046	42,388	43,116
3.00%, 05/20/2046	115,551	117,687
3.50%, 05/20/2046	119,350	124,722
3.50%, 05/20/2046	24,407	25,524
3.50%, 05/20/2046	20,139	20,958
3.50%, 05/20/2046	11,066,500	11,517,208
4.00%, 05/20/2046	1,990,223	2,104,442
3.00%, 06/20/2046	213,783	217,239
3.50%, 06/20/2046	132,023	138,063
3.00%, 07/20/2046	204,097	207,606
3.00%, 07/20/2046	71,195	72,419
3.00%, 07/20/2046	373,771	380,180
3.00%, 07/20/2046	278,584	283,271
3.00%, 07/20/2046	108,322	110,326
3.00%, 07/20/2046	194,051	197,364
3.00%, 08/20/2046	87,733	89,181
3.00%, 08/20/2046	1,456,159	1,477,652
3.00%, 08/20/2046	165,096	168,153
3.00%, 08/20/2046	145,287	147,838
3.00%, 09/20/2046	88,009	89,549
3.00%, 09/20/2046	86,818	88,250
3.50%, 09/20/2046	1,288,237	1,340,620
2.50%, 10/20/2046	713,817	700,149
3.00%, 10/20/2046	3,847,214	3,903,999
3.00%, 11/20/2046	1,923,565	1,951,956
3.00%, 12/20/2046	11,497,627	11,667,332
3.50%, 12/20/2046	7,633,687	7,944,095
3.50%, 01/20/2047	10,229,041	10,644,983
4.00%, 01/20/2047	3,584,923	3,780,370
3.00%, 03/20/2047	2,318,799	2,353,025
4.50%, 03/20/2047	5,065,850	5,407,887
3.00%, 04/20/2047	1,834,503	1,861,580
3.50%, 04/20/2047	7,453,017	7,756,078
4.00%, 04/20/2047	7,728,486	8,162,547
4.50%, 04/20/2047	11,679,690	12,468,281
4.00%, 05/20/2047	19,464,312	20,524,928
3.50%, 06/20/2047	4,039,042	4,203,281
4.00%, 06/20/2047	20,090,096	21,229,435
5.00%, 08/20/2047	1,107,001	1,188,197
5.00%, 09/20/2047	5,036,000	5,405,391
Government National Mortgage Association
3.50%, 03/20/2039 IO	1,493,490	104,998
3.50%, 05/20/2043 IO	354,118	69,765
Great Wolf Trust 2017-WOLF
2.09% (1 Month LIBOR USD + 0.850%), 09/15/2034 (1)(2)	3,170,000	3,169,993
2.34% (1 Month LIBOR USD + 1.100%), 09/15/2034 (1)(2)	1,625,000	1,624,971
GS Mortgage Securities Corp. Trust 2013-NYC5
3.77%, 01/10/2030 (1)(3)	330,000	331,169
GS Mortgage Securities Trust 2011-GC3
5.82%, 03/11/2044 (1)(3)	340,000	355,836
GS Mortgage Securities Trust 2011-GC5
5.57%, 08/10/2044 (1)(3)	220,000	216,334
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/13/2048	540,000	557,392
3.91%, 10/13/2048	170,000	175,257
GS Mortgage Securities Trust 2016-GS2
3.05%, 05/12/2049	935,000	933,806
GSCCRE Commercial Mortgage Trust 2015-HULA
5.63% (1 Month LIBOR USD + 4.400%), 08/16/2032 (1)(2)	1,936,000	1,942,028
HarborView Mortgage Loan Trust 2007-6
1.44% (1 Month LIBOR USD + 0.200%), 08/19/2037 (2)	12,593,544	11,501,311
Hospitality Mortgage Trust
2.08% (1 Month LIBOR USD + 0.850%), 05/08/2030 (1)(2)	510,000	510,636
2.41% (1 Month LIBOR USD + 1.180%), 05/10/2030 (1)(2)	405,000	405,002
Impac CMB Trust Series 2004-7
1.88% (1 Month LIBOR USD + 0.640%), 11/25/2034 (2)	9,761,929	9,715,301
IndyMac INDX Mortgage Loan Trust 2007-AR15
3.48%, 08/25/2037 (3)	6,629,934	5,846,000
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC13
5.67%, 01/12/2043 (3)	4,070,385	4,144,242
JP Morgan Chase Commercial Mortgage Securities Trust 2010-CNTR
4.31%, 08/05/2032 (1)	2,195,000	2,274,114
JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP
3.98% (1 Month LIBOR USD + 2.750%), 07/15/2036 (1)(2)	250,000	251,872
5.73% (1 Month LIBOR USD + 4.500%), 07/15/2036 (1)(2)	887,000	896,964
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES
3.74%, 09/05/2032 (1)(3)	590,000	591,520
JP Morgan Chase Commercial Mortgage Securities Trust 2016-ATRM
2.96%, 10/06/2028 (1)	830,000	830,104
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3
3.40%, 08/15/2049 (3)	565,000	550,089
JP Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
2.85%, 09/09/2038 (1)(3)	1,200,000	1,178,219
JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI
4.14%, 10/05/2031 (1)(3)	602,000	610,836
3.55%, 10/07/2031 (1)	394,000	400,594
JP Morgan Resecuritization Trust Series 2014-6
1.44% (1 Month LIBOR USD + 0.210%), 07/27/2046 (1)(2)	2,264,557	2,248,602
JP Morgan Seasoned Mortgage Trust 2010-1
3.33%, 03/25/2050 (1)(3)	14,924,637	13,437,751
JPMBB Commercial Mortgage Securities Trust 2014-C22
3.80%, 09/17/2047	1,945,000	2,045,833
JPMBB Commercial Mortgage Securities Trust 2015-C28
3.99%, 10/19/2048	1,200,000	1,175,487
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%, 08/17/2048	5,065,000	5,322,056
JPMDB Commercial Mortgage Securities Trust 2017-C5
3.69%, 03/17/2050	2,105,000	2,202,762
LB-UBS Commercial Mortgage Trust 2006-C1
5.28%, 02/15/2041 (3)	1,903,670	1,904,158
LB-UBS Commercial Mortgage Trust 2007-C7
6.39%, 09/15/2045 (3)	485,951	493,102
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
3.06%, 04/25/2029 (3)	1,266,063	1,248,128
Mesdag Delta BV
0.00%, 01/25/2020 (3)	EUR 5,151,707	5,933,834
Mill City Mortgage Loan Trust 2016-1
2.50%, 04/25/2057 (1)(3)	$467,066	466,764
Mill City Mortgage Loan Trust 2017-2
2.75%, 07/25/2059 (1)(3)	873,336	877,885
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
1.86%, 02/16/2046	1,018,259	1,018,039
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
3.74%, 08/16/2047	974,000	1,018,819
4.46%, 08/16/2047 (3)	1,140,000	1,199,707
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
4.04%, 08/16/2047 (3)	45,000	47,280
4.50%, 05/15/2048 (3)	85,000	86,871
4.50%, 05/15/2048 (3)	55,000	53,615
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/17/2049	3,220,000	3,151,359
Morgan Stanley Capital I Trust 2017-H1
3.53%, 06/17/2050	2,750,000	2,841,385
4.28%, 06/17/2050 (3)	555,000	556,021
Morgan Stanley Resecuritization Trust 2013-R10
3.33%, 01/26/2051 (1)(3)	876,300	876,105
MortgageIT Trust 2005-2
1.90% (1 Month LIBOR USD + 0.660%), 05/25/2035 (2)	667,404	635,041
Motel 6 Trust 2017-MTL6
2.15% (1 Month LIBOR USD + 0.920%), 08/15/2034 (1)(2)	8,700,000	8,710,882
2.42% (1 Month LIBOR USD + 1.190%), 08/15/2034 (1)(2)	7,700,000	7,704,821
3.38% (1 Month LIBOR USD + 2.150%), 08/15/2034 (1)(2)	800,000	799,001
Nomura Resecuritization Trust 2015-7R
3.19%, 08/26/2036 (1)(3)	1,449,964	1,451,781
Olympic Tower 2017-OT Mortgage Trust
3.57%, 05/12/2039 (1)	2,145,000	2,211,161
One Market Plaza Trust 2017-1MKT
3.61%, 02/10/2032 (1)	1,980,000	2,055,940
Palisades Center Trust 2016-PLSD
2.71%, 04/14/2033 (1)	640,000	641,721
RBS Commercial Funding, Inc. 2013-GSP Trust
3.96%, 01/13/2032 (1)(3)	1,565,000	1,641,655
Resource Capital Corp 2017-CRE5 Ltd.
2.03% (1 Month LIBOR USD + 0.800%), 07/15/2034 (1)(2)	13,500,000	13,529,484
3.23% (1 Month LIBOR USD + 2.000%), 07/15/2034 (1)(2)	3,400,000	3,399,993
Rosslyn Portfolio Trust 2017-ROSS
2.18% (1 Month LIBOR USD + 0.950%), 06/15/2033 (1)(2)	15,800,000	15,710,376
Seasoned Credit Risk Transfer Trust Series 2017-1
3.00%, 09/25/2055 (1)(3)	375,000	362,743
Seasoned Credit Risk Transfer Trust Series 2017-2
4.00%, 08/25/2056 (1)(3)	910,000	906,588
Sequoia Mortgage Trust 2003-2
1.90% (1 Month LIBOR USD + 0.660%), 06/20/2033 (2)	1,109,886	1,114,498
Sequoia Mortgage Trust 2004-9
2.19% (6 Month LIBOR USD + 0.720%), 10/20/2034 (2)	2,324,919	2,250,361
SFAVE Commercial Mortgage Securities Trust 2015-5AVE
3.87%, 01/08/2043 (1)(3)	1,375,000	1,360,966
Southern Pacific Securities 06-1 Plc
0.59% (3 Month LIBOR GBP + 0.300%), 03/10/2044 (2)	GBP 3,759,217	4,991,960
Starwood Retail Property Trust 2014-STAR
3.73% (1 Month LIBOR USD + 2.500%), 11/15/2027 (1)(2)	$2,206,000	2,188,554
Structured Adjustable Rate Mortgage Loan Trust
3.41%, 03/25/2034 (3)	813,450	822,086
Structured Asset Mortgage Investments Trust 2003-AR3
1.92% (1 Month LIBOR USD + 0.680%), 11/19/2033 (2)	1,122,225	1,081,407
Sutherland Commercial Mortgage Loans 2017-SBC6
3.19%, 05/25/2037 (1)(3)	15,644,701	15,584,312
Towd Point Mortgage Trust 2015-3
3.00%, 03/25/2054 (1)(3)	340,443	343,473
Towd Point Mortgage Trust 2015-4
2.75%, 04/25/2055 (1)(3)	413,312	415,348
Towd Point Mortgage Trust 2015-5
2.75%, 05/25/2055 (1)(3)	382,386	384,375
Towd Point Mortgage Trust 2016-1
2.75%, 02/25/2055 (1)(3)	346,916	348,718
3.00%, 02/25/2055 (1)(3)	434,391	436,333
Towd Point Mortgage Trust 2016-2
2.75%, 08/25/2055 (1)(3)	287,093	288,321
Towd Point Mortgage Trust 2016-3
2.25%, 08/25/2055 (1)(3)	467,244	464,863
Towd Point Mortgage Trust 2016-4
2.25%, 07/25/2056 (1)(3)	914,068	908,099
Towd Point Mortgage Trust 2016-5
2.50%, 10/25/2056 (1)(3)	3,087,388	3,083,823
UBS-Barclays Commercial Mortgage Trust 2012-C2
5.06%, 05/11/2063 (1)(3)	1,135,000	1,132,651
5.06%, 05/11/2063 (1)(3)(7)	2,750,000	2,294,785
Wachovia Bank Commercial Mortgage Trust Series 2006-C29
5.37%, 11/15/2048 (3)	2,725,504	2,731,528
Wachovia Bank Commercial Mortgage Trust Series 2007-C31
5.66%, 04/15/2047 (3)	10,636,809	10,797,531
Wachovia Bank Commercial Mortgage Trust Series 2007-C33
6.22%, 02/15/2051 (3)	10,139,578	10,385,351
Wachovia Bank Commercial Mortgage Trust Series 2007-C34
6.27%, 05/15/2046 (3)	455,129	462,243
WaMu Mortgage Pass-Through Certificates Series 2005-AR1 Trust
2.02% (1 Month LIBOR USD + 0.780%), 01/25/2045 (2)	213,104	204,091
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
1.56% (1 Month LIBOR USD + 0.320%), 08/25/2045 (2)	2,978,726	2,979,933
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
1.53% (1 Month LIBOR USD + 0.290%), 10/25/2045 (2)	3,166,459	3,176,665
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
1.50% (1 Month LIBOR USD + 0.260%), 11/25/2045 (2)	4,110,659	4,056,808
WaMu Mortgage Pass-Through Certificates Series 2005-AR19 Trust
1.59% (1 Month LIBOR USD + 0.350%), 12/25/2045 (2)	1,495,696	1,472,020
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
1.57% (1 Month LIBOR USD + 0.330%), 01/25/2045 (2)	7,734,827	7,635,700
WaMu Mortgage Pass-Through Certificates Series 2005-AR8
1.70% (1 Month LIBOR USD + 0.460%), 07/25/2045 (2)	723,525	721,676
Wells Fargo Commercial Mortgage Trust 2014-TISH
3.48% (1 Month LIBOR USD + 2.250%), 02/15/2027 (1)(2)	1,399,000	1,398,031
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/17/2058	1,280,000	1,335,443
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/17/2049	1,135,000	1,133,336
Wells Fargo Commercial Mortgage Trust 2017-C38
3.67%, 07/15/2050 (3)	1,315,000	1,344,780
WFRBS Commercial Mortgage Trust 2011-C2
5.79%, 02/18/2044 (1)(3)	2,130,000	2,158,790
WFRBS Commercial Mortgage Trust 2011-C5
5.86%, 11/18/2044 (1)(3)	115,000	119,157
WFRBS Commercial Mortgage Trust 2012-C7
4.98%, 06/16/2045 (1)(3)	360,000	300,453
WFRBS Commercial Mortgage Trust 2013-C18
3.65%, 12/17/2046	320,000	332,362
WFRBS Commercial Mortgage Trust 2014-C19
4.72%, 03/15/2047 (3)	329,000	348,817
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/17/2057 (3)	4,250,000	4,454,148
Total Mortgage Backed Obligations (Cost $1,813,252,737)		$1,812,816,328
Total Bonds & Notes (Cost $6,678,084,007)		$6,724,086,715

Bank Loans - 2.18%
Air Medical Group Holdings, Inc.
5.57%, 10/02/2024	300,000	299,625
Alphabet Holding Co., Inc.
4.83%, 08/15/2024	100,000	98,750
Altice Financing SA
4.05% (3 Month LIBOR USD + 2.750%), 07/15/2025 (2)	2,827,913	2,829,694
Altice US Finance I Corp.
3.49% (1 Month LIBOR USD + 2.250%), 07/28/2025 (2)	3,511,900	3,493,463
American Axle & Manufacturing, Inc.
3.49% (1 Month LIBOR USD + 2.250%), 04/08/2024 (2)	3,233,913	3,223,823
Americold Realty Operating Partnership LP
4.99% (1 Month LIBOR USD + 3.750%), 12/01/2022 (2)	655,854	662,413
Ancestry.com Operations, Inc.
4.49% (1 Month LIBOR USD + 3.250%), 10/19/2023 (2)	2,499,750	2,513,824
Aramark Services, Inc.
3.24% (1 Month LIBOR USD + 2.000%), 03/28/2024 (2)	3,419,430	3,429,415
Asurion LLC
3.99% (1 Month LIBOR USD + 2.750%), 08/04/2022 (2)	2,161,682	2,167,087
4.24% (1 Month LIBOR USD + 3.000%), 11/03/2023 (2)	463,824	465,693
7.24% (1 Month LIBOR USD + 6.000%), 07/14/2025 (2)	930,000	950,348
Avantor, Inc.
5.32%, 09/16/2024	500,000	501,355
Avolon T/L B-2
3.99% (1 Month LIBOR USD + 2.750%), 03/20/2022 (2)	4,727,988	4,736,829
Avolon TLB Borrower 1 LLC
3.49% (1 Month LIBOR USD + 2.250%), 09/16/2020 (2)	100,000	100,325
Beacon Roofing Supply, Inc.
3.00%, 08/24/2018 (7)	1,400,000	1,393,000
Brand Energy & Infrastructure Services, Inc.
5.52%, 07/30/2024	875,000	879,156
BWAY Corp.
4.48% (1 Month LIBOR USD + 3.250%), 04/03/2024 (2)	2,992,500	2,999,443
CD&R Waterworks Merger Sub LLC
4.46% (3 Month LIBOR USD + 3.000%), 08/01/2024 (2)	100,000	100,125
CenturyLink, Inc.
2.75% (1 Month LIBOR USD + 2.750%), 01/31/2025 (2)	6,255,000	6,057,967
Change Healthcare Holdings LLC
3.99% (1 Month LIBOR USD + 2.750%), 03/01/2024 (2)	3,999,900	4,008,900
Charter Communications Operating LLC
3.24% (1 Month LIBOR USD + 2.000%), 07/01/2020 (2)	1,897,812	1,903,449
3.24% (1 Month LIBOR USD + 2.000%), 01/03/2021 (2)	2,018,715	2,023,479
3.49% (1 Month LIBOR USD + 2.250%), 01/15/2024 (2)	3,240,975	3,253,128
CHI Doors Holdings Corp.
4.58% (3 Month LIBOR USD + 3.250%), 07/29/2022 (2)	2,408,935	2,399,902
Colorado Buyer, Inc.
4.31% (3 Month LIBOR USD + 3.000%), 05/01/2024 (2)	1,122,188	1,125,924
Columbus Mckinnon T/L
4.30% (3 Month LIBOR USD + 3.000%), 01/31/2024 (2)	200,361	200,862
CommScope, Inc.
3.24% (1 Month LIBOR USD + 2.000%), 12/29/2022 (2)	4,400,969	4,409,771
Diamond BC BV
3.25% (3 Month EURIBOR + 3.250%), 09/6/2024 (2)	EUR 200,000	235,788
4.32% (3 Month LIBOR USD + 3.000%), 09/06/2024 (2)	$100,000	99,643
DigitalGlobe, Inc.
3.99% (1 Month LIBOR USD + 2.750%), 01/15/2024 (2)	347,375	347,087
Eastern Power LLC
4.99% (1 Month LIBOR USD + 3.750%), 09/24/2021 (2)	1,731,432	1,739,465
Energ Future DIP Delayed Draw
4.24% (1 Month LIBOR USD + 3.000%), 06/01/2024 (2)	4,470,000	4,491,233
Energy Future DIP
4.24% (1 Month LIBOR USD + 3.000%), 06/26/2018 (2)	6,485,000	6,515,804
Envision Healthcare Corp.
4.24% (1 Month LIBOR USD + 3.000%), 12/01/2023 (2)	791,015	792,502
ExamWorks Group, Inc.
4.49% (1 Month LIBOR USD + 3.250%), 07/27/2023 (2)	1,089,021	1,094,193
FinCo I LLC
2.75% (1 Month LIBOR USD + 2.750%), 07/14/2022 (2)	400,000	403,716
First Data Corp.
3.49% (1 Month LIBOR USD + 2.250%), 07/08/2022 (2)	2,512,083	2,515,574
Flex Acquisition Co., Inc.
4.34% (3 Month LIBOR USD + 3.000%), 12/29/2023 (2)	822,938	824,740
Golden Entertainment, Inc.
4.20% (1 Month LIBOR USD + 3.000%), 10/21/2024 (2)	200,000	198,750
HCA, Inc.
3.49% (1 Month LIBOR USD + 2.250%), 02/15/2024 (2)	3,280,536	3,295,757
Hilton Worldwide Finance LLC
3.24% (1 Month LIBOR USD + 2.000%), 10/25/2023 (2)	10,541,733	10,583,267
HUB International Ltd.
4.31% (3 Month LIBOR USD + 3.000%), 10/02/2020 (2)	2,238,066	2,251,830
Hyland Software, Inc.
4.49% (1 Month LIBOR USD + 3.250%), 07/01/2022 (2)	1,276,792	1,287,696
Intelsat Jackson Holdings SA
4.07% (3 Month LIBOR USD + 2.750%), 06/28/2019 (2)	420,000	418,467
Jo-Ann Stores
6.39% (6 Month LIBOR USD + 5.000%), 10/20/2023 (2)	172,630	164,646
Kloeckner Pentaplast of America, Inc.
5.58% (3 Month LIBOR USD + 4.250%), 06/30/2022 (2)	2,390,000	2,392,987
4.75% (3-Month EURIBOR + 4.750%), 07/31/2022 (2)	EUR 100,000	116,521
Kronos, Inc./MA
4.81% (3 Month LIBOR USD + 3.500%), 11/01/2023 (2)	$1,747,425	1,756,634
Level 3 Financing, Inc.
3.49% (1 Month LIBOR USD + 2.250%), 02/22/2024 (2)	12,025,000	12,015,620
Lions Gate Entertainment Corp.
4.24% (1 Month LIBOR USD + 3.000%), 12/08/2023 (2)	855,625	862,042
MacDonald Dettwiler & Associates Ltd.
4.05% (3 Month LIBOR USD + 2.750%), 10/04/2024 (2)	2,515,000	2,516,886
Match Group, Inc.
3.81% (3 Month LIBOR USD + 2.500%), 11/16/2022 (2)	251,563	253,135
McAfee, Inc.
5.32% (3 Month LIBOR USD + 4.500%), 09/30/2024 (2)	300,000	301,350
Micro Holdings Corp.
4.82% (3 Month LIBOR USD + 3.500%), 12/31/2024 (2)	1,510,000	1,499,928
8.82% (3 Month LIBOR USD + 7.500%), 09/15/2025 (2)	100,000	99,083
Mission Broadcasting, Inc.
3.74% (1 Month LIBOR USD + 2.500%), 01/17/2024 (2)	2,240,872	2,246,071
3.74% (1 Month LIBOR USD + 2.500%), 01/17/2024 (2)	280,532	281,183
MPH Acquisition Holdings LLC
4.33% (3 Month LIBOR USD + 3.000%), 06/07/2023 (2)	227,305	228,940
Multi-Color Corp.
3.57%, 09/20/2024	47,000	47,137
Nidda Healthcare Holdings AG
3.50%, 09/20/2024	EUR 300,000	355,454
Petrobras Global Trading BV
3.60% (1 Month LIBOR USD + 2.140%), 02/19/2020 (2)	$500,000	490,000
Post Holdings, Inc.
3.49% (1 Month LIBOR USD + 2.250%), 05/24/2024 (2)	1,760,988	1,764,404
Rackspace Hosting, Inc.
4.31% (3 Month LIBOR USD + 3.000%), 11/03/2023 (2)	597,004	595,362
Radiate Holdco LLC
4.24% (1 Month LIBOR USD + 3.000%), 02/01/2024 (2)	1,790,351	1,764,803
Scientific Games International, Inc.
4.49% (1 Month LIBOR USD + 3.250%), 08/14/2024 (2)	915,647	916,508
Seattle SpinCo., Inc.
3.99% (1 Month LIBOR USD + 2.750%), 06/21/2024 (2)	2,100,000	2,102,625
Sequa Mezzanine Holdings LLC
6.81% (3 Month LIBOR USD + 5.500%), 11/26/2021 (2)	5,250,000	5,281,185
StandardAero Aviation Holdings, Inc.
5.05%, 07/07/2022	770,000	775,298
Station Casinos LLC
3.74% (1 Month LIBOR USD + 2.500%), 06/08/2023 (2)	1,220,000	1,220,329
Surgery Center Holdings, Inc.
4.49% (1 Month LIBOR USD + 3.250%), 06/20/2024 (2)	95,000	94,169
Traverse Midstream Partners LLC
5.32% (3 Month LIBOR USD + 4.000%), 09/27/2024 (2)	100,000	101,250
Tronox Ltd.
4.32% (3 Month LIBOR USD + 3.000%), 09/23/2024	45,349	45,509
3.00%, 09/14/2024	104,651	105,022
Uber Technologies, Inc.
5.24% (1 Month LIBOR USD + 4.000%), 07/13/2023 (2)	1,732,500	1,740,088
Univision Communications, Inc.
3.99% (1 Month LIBOR USD + 2.750%), 03/15/2024 (2)	830,593	822,810
Valeant Pharmaceuticals International, Inc.
5.99% (1 Month LIBOR USD + 4.750%), 04/01/2022 (2)	840,487	855,279
Vantiv LLC
2.00%, 08/07/2024	225,000	224,831
3.32% (1 Month LIBOR USD + 2.000%), 08/31/2024 (2)	800,000	800,000
Veritas US, Inc.
5.83% (3 Month LIBOR USD + 4.500%), 01/27/2023 (2)	796,000	802,965
VFH Parent LLC
5.06% (3 Month LIBOR USD + 3.750%), 12/31/2021 (2)	91,304	92,217
Vistra Operations Co. LLC
3.98% (1 Month LIBOR USD + 2.750%), 08/04/2023 (2)	279,140	279,519
3.99% (1 Month LIBOR USD + 2.750%), 08/04/2023 (2)	1,214,741	1,216,393
West Street Merger Sub, Inc.
4.30%, 09/30/2024	1,125,000	1,132,740
Western Digital Corp.
3.99% (1 Month LIBOR USD + 2.750%), 04/29/2023 (2)	1,066,541	1,072,140
WideOpenWest Finance LLC
4.48% (1 Month LIBOR USD + 3.250%), 08/18/2023 (2)	2,100,000	2,094,750
Wrangler Co.
4.32% (1 Month LIBOR USD + 3.000%), 9/27/2024	360,000	361,649
YUM! Brands
3.23% (1 Month LIBOR USD + 2.000%), 06/16/2023 (2)	7,399,202	7,426,949
Zayo Group LLC
3.24% (1 Month LIBOR USD + 2.000%), 01/19/2021 (2)	1,623,930	1,623,670
Total Bank Loans (Cost $154,362,960)		$154,263,343

	Shares	Value
PREFERRED STOCKS - 0.02%
Consumer, Non-cyclical - 0.02%
Bunge Ltd., 4.88%	17,649	$1,835,748
Total Preferred Stocks (Cost $1,792,615)		$1,835,748

SHORT-TERM INVESTMENTS - 8.47%
Money Market Funds - 7.79%
Fidelity Institutional Money Market Government Funds - Class I, 0.91% (6)(9)	275,211,171	275,211,171
Goldman Sachs Financial Square Treasury Solutions Fund - Class I, 0.84% (6)(9)	276,475,048	276,475,048
		551,686,219
	Principal
	Amount	Value
Commercial Paper - 0.15%
Boston Scientific Corp., 1.60%	$1,325,000	$1,324,033
Catholic Health Initiatives, 1.98%	2,490,000	2,487,256
Enbridge Energy Partners LP, 2.00%	5,085,000	5,080,123
Spectra Energy Partners LP, 1.48%	1,660,000	1,659,688
		10,551,100
Repurchase Agreements - 0.50%
Merrill Lynch Pierce Fenner & Smith, Inc., 1.12%, dated 9/29/2017, due 10/03/2017, repurchase price $15,700,488 (collaterized by U.S. Treasury Bond, value $15,700,000, 3.00%, 11/15/2044) (Cost $15,700,000)	15,700,000	15,700,000
Merrill Lynch Pierce Fenner & Smith, Inc., 1.21%, dated 9/29/2017, due 10/02/2017, repurchase price $3,500,353 (collaterized by U.S. Treasury Bond, value $3,500,000, 3.13%, 8/15/2044) (Cost $3,500,000)	3,500,000	3,500,000
Merrill Lynch Pierce Fenner & Smith, Inc., 1.24%, dated 9/28/2017, due 10/02/2017, repurchase price $16,201,674 (collaterized by U.S. Treasury Bond, value $16,200,000, 3.00%, 11/15/2044) (Cost $16,200,000)	16,200,000	16,200,000
		35,400,000
U.S. Treasury Bills - 0.03%
U.S. Treasury Bill, 0.00%, 03/01/2018 (10)	2,101,000	2,091,215
Total Short-Term Investments (Cost $599,726,874)		$599,728,534
TOTAL INVESTMENTS IN SECURITIES - 105.62%
(Cost $7,433,966,456)		$7,479,914,340
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.62)%		(397,978,484)
TOTAL NET ASSETS - 100.00%		$7,081,935,856

Percentages are stated as a percent of net assets.
Principal amounts are denominated in the currency in which the security was purchased.

IO	Interest Only Strip.
PIK	Payment In-Kind
(1)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $1,345,443,785, which represents 19.00% of total net assets.

(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2017.
(3)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of September 30, 2017.
(4)	Delayed delivery purchase commitment security. The value of these securities total $304,993,159, which represents 4.31% of total net assets.
(5)	Adjustable rate security. The rate reported is the rate in effect as of September 30, 2017.
(6)	Represents annualized seven-day yield as of the close of the reporting period.
(7)	Security is categorized as Level 3 per the Trust's fair value hierarchy. The value of these securities total $44,427,004, which represents 0.63% of total net assets.
(8)	Inflation protected security. The value of these securities total $91,118,606, which represents 1.29% of total net assets.
(9)	Partially assigned as collateral for certain delayed delivery securities. See Note 3(a) in the Notes to Schedule of Investments.
(10)	Partially assigned as collateral for certain futures and swaps contracts. The value of the pledged issues total $14,969,841, which represent 0.21% of total net assets.
(11)	This security was restricted at September 30, 2017. The value of the restricted security totals $605,484, which represents 0.01% of total net assets.
(12)	Security is in default as of September 30, 2017. The value of these securities total $17,240,632, which represents 0.24% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
324	Australian 10 Year Note Future	RBC Capital Markets	Dec. 2017	$32,451,818	$32,287,128	$(164,690)
1,121	U.S. 2 Year Note Future	Citigroup Global	Dec. 2017	242,371,672	241,803,204	(568,468)
491	U.S. 5 Year Note Future	Goldman Sachs	Dec. 2017	58,188,127	57,692,500	(495,627)
904	U.S. 5 Year Note Future	Citigroup Global	Dec. 2017	106,780,506	106,220,000	(560,506)
2,538	U.S. 10 Year Note Future	RBC Capital Markets	Dec. 2017	321,389,462	318,043,125	(3,346,337)
373	U.S. Long Bond Future	Goldman Sachs	Dec. 2017	58,005,015	56,999,063	(1,005,952)
166	U.S. Ultra Long Bond Future	Goldman Sachs	Dec. 2017	27,818,236	27,410,750	(407,486)
						$(6,549,066)

Number of Contracts Sold	Reference Entity	Counterparty	Settlement Month	Notional Amount	Value	Unrealized Appreciation (Depreciation)
(162)	Euro-Bobl Future	Citigroup Global	Dec. 2017	$(25,204,527)	$(25,116,606)	$87,921
(49)	U.S. 2 Year Note Future	Goldman Sachs	Dec. 2017	(10,597,319)	(10,569,453)	27,866
(76)	U.S. 10 Year Note Future	Goldman Sachs	Dec. 2017	(9,675,628)	(9,523,750)	151,878
(406)	U.S. 10 Year Ultra Long Note Future	Goldman Sachs	Dec. 2017	(55,207,855)	(54,537,219)	670,636
						$938,301
						$(5,610,765)

Forward Foreign Currency Exchange Contracts
Over-the-Counter

Currency
Purchase Contracts	Counterparty	Purchased/Sold	Currency Amount Purchased	Value at Settlement Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
British Pound, Settlement 10/03/17	J.P. Morgan	GBP/USD	69,590,000	$93,196,486	$93,262,929	$66,443
Mexican Peso, Settlement 12/15/17	Deutsche Bank	MXN/USD	304,325,000	16,716,884	16,503,661	(213,223)
Mexican Peso, Settlement 12/15/17	J.P. Morgan	MXN/USD	18,909,628	1,040,447	1,025,476	(14,971)
Euro, Settlement 10/03/17	Morgan Stanley	EUR/USD	89,039,000	104,941,358	105,257,710	316,352
Euro, Settlement 11/02/17	Deutsche Bank	EUR/USD	2,520,000	2,981,712	2,983,938	2,226
Indian Rupee, Settlement 12/04/2017	Deutsche Bank	INR/USD	530,997,240	8,206,433	8,065,577	(140,856)
Indian Rupee, Settlement 12/04/2017	J.P. Morgan	INR/USD	594,201,177	9,191,000	9,025,612	(165,388)
Turkish Lira, Settlement 11/15/17	J.P. Morgan	TRY/USD	63,774,979	17,622,272	17,645,520	23,248
				$253,896,592	$253,770,423	$(126,169)

Currency
Sale Contracts	Counterparty	Purchased/Sold	Currency Amount Sold	Value at Settlement Date	Value at September 30, 2017	Unrealized Appreciation (Depreciation)
Euro, Settlement 10/03/17	Morgan Stanley	USD/EUR	(89,039,000)	$(107,309,802)	$(105,257,709)	$2,052,093
Euro, Settlement 11/02/17	Deutsche Bank	USD/EUR	(86,224,000)	(101,734,577)	(102,098,032)	(363,455)
British Pound, Settlement 10/03/17	Deutsche Bank	USD/GBP	(69,590,000)	(90,026,634)	(93,262,929)	(3,236,295)
British Pound, Settlement 11/02/17	J.P. Morgan	USD/GBP	(68,469,000)	(91,767,707)	(91,851,067)	(83,360)
Australian Dollar, Settlement 10/03/17	J.P. Morgan	USD/AUD	(22,983,000)	(18,205,788)	(18,027,135)	178,653
Australian Dollar, Settlement 10/03/17	Morgan Stanley	USD/AUD	(1,473,000)	(181,580)	(155,374)	26,206
Australian Dollar, Settlement 10/20/17	Candian Imperial Bank of Commerce	USD/AUD	(4,343,617)	(3,439,710)	(3,406,233)	33,477
Australian Dollar, Settlement 10/20/17	Westpac Banking Corporation	USD/AUD	(830,000)	(654,023)	(650,880)	3,143
Japanese Yen, Settlement 10/03/17	J.P. Morgan	USD/JPY	(1,848,300,000)	(16,796,919)	(16,428,812)	368,107
Japanese Yen, Settlement 10/03/17	Morgan Stanley	USD/JPY	(138,700,000)	(1,230,003)	(1,232,850)	(2,847)
Israeli New Shekel, Settlement 11/10/2017	Citigroup Global Markets	USD/ILS	(4,922,000)	(1,375,633)	(1,394,536)	(18,903)
Israeli New Shekel, Settlement 11/10/2017	HSBC	USD/ILS	(9,206,000)	(2,578,080)	(2,608,309)	(30,229)
Mexican Peso, Settlement 10/13/17	HSBC	USD/MXN	(23,580,000)	(1,279,401)	(1,291,801)	(12,400)
Mexican Peso, Settlement 10/13/17	J.P. Morgan	USD/MXN	(22,517,000)	(1,234,417)	(1,233,566)	851
Mexican Peso, Settlement 10/13/17	Merrill Lynch	USD/MXN	(23,580,000)	(1,286,030)	(1,291,801)	(5,771)
				$(439,100,304)	$(440,191,034)	$(1,090,730)
				$(185,203,712)	$(186,420,611)	$(1,216,899)

Centrally Cleared Credit Default Swaps - Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at September 30, 2017	Notional Amount	Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Goldman Sachs	Ally Financial Inc.	5.00%	06/20/2022	1.22%	$2,750,000	$453,035	$363,045	$89,990

Goldman Sachs	CDX.EM.28	1.00%	12/20/2022	1.85%	7,400,000	(299,039)	(319,434)	20,395
					$10,150,000	$153,996	$43,611	$110,385

Over-the-Counter Credit Default Swaps - Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at September 30, 2017	Notional Amount	Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Goldman Sachs	Russia Emerging Markets SP MYC	1.00%	06/20/2022	1.42%	$1,500,000	$(30,286)	$(32,606)	$2,320

Deutsche Bank	CMBX.NA.AAA.10	0.50%	11/17/2059	0.63%	16,450,000	(169,514)	(284,114)	114,600
					17,950,000	(199,800)	(316,720)	116,920
					$28,100,000	$(45,804)	$(273,109)	$227,305

Centrally Cleared Interest Rate Swaps

Counterparty	Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	3.00%	6 Month AUD BBSW	Paid	Semi-Annual	03/21/2027	AUD	124,400,000	$405,351	$944,714	$(539,364)
Goldman Sachs	2.50%	3 Month LIBOR	Paid	Quarterly	12/20/2027		$94,300,000	1,620,952	2,307,521	(686,569)
								$2,026,303	$3,252,235	$(1,225,933)

Bridge Builder Municipal Bond Fund
Schedule of Investments
September 30, 2017 (Unaudited)

	Principal
	Amount	Value
Municipal Bonds - 97.99%
Alabama - 1.69%
Alabama Housing Finance Authority
1.35%, 04/01/2020 (1)	$2,000,000	$2,003,040
Columbia Industrial Development Board
1.02%, 12/01/2037 (1)	15,000,000	15,000,000
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2044	1,500,000	1,673,640
5.25%, 10/01/2048	1,650,000	1,856,597
5.50%, 10/01/2053	715,000	811,253
Industrial Development Board of the City of Mobile Alabama
1.85%, 06/01/2034 (1)	1,025,000	1,033,179
1.63%, 07/15/2034 (1)	11,500,000	11,508,510
Montgomery Medical Clinic Board
5.00%, 03/01/2019	1,500,000	1,565,700
5.00%, 03/01/2029	1,000,000	1,129,430
Selma Industrial Development Board
5.80%, 05/01/2034	2,900,000	3,196,264
5.38%, 12/01/2035	215,000	241,267
Water Works Board of the City of Birmingham/The
5.00%, 01/01/2023	430,000	499,256
West Jefferson Industrial Development Board
1.05%, 12/01/2038 (1)	6,900,000	6,900,000
		47,418,136
Alaska - 0.16%
City of Valdez AK
5.00%, 01/01/2021	4,000,000	4,453,760

Arizona - 2.28%
Arizona Health Facilities Authority
5.25%, 01/01/2018	1,500,000	1,515,645
5.00%, 01/01/2020	2,000,000	2,168,240
0.95%, 07/01/2035 (1)	10,000,000	10,000,000
5.00%, 02/01/2042	2,000,000	2,098,920
City of Glendale AZ
5.00%, 07/01/2030 (5)	1,780,000	2,142,088
City of Phoenix AZ
4.00%, 07/01/2022	900,000	1,005,714
County of Pima AZ
4.00%, 07/01/2022	13,160,000	14,693,008
County of Pima AZ Sewer System Revenue
5.00%, 07/01/2022	10,000,000	11,621,800
Glendale Industrial Development Authority
5.00%, 12/01/2027	1,000,000	1,006,650
5.00%, 12/01/2032	1,050,000	1,056,982
Industrial Development Authority of the City of Phoenix/The
1.25%, 12/01/2035 (1)	4,900,000	4,899,657
Maricopa County Industrial Development Authority
5.00%, 01/01/2020	375,000	406,545
5.00%, 01/01/2021	350,000	390,887
5.75%, 01/01/2036 (2)(5)	100,000	101,494
0.00%, 01/01/2048	1,000,000	1,189,590
0.00%, 01/01/2048	1,300,000	1,508,182
6.00%, 01/01/2048 (2)(5)	435,000	443,917
McAllister Academic Village LLC
5.00%, 07/01/2021	200,000	225,938
5.00%, 07/01/2026	630,000	770,729
Mohave County Unified School District No 20 Kingman
5.00%, 07/01/2024	1,800,000	2,117,952
Peoria Industrial Development Authority
5.00%, 11/15/2019	170,000	174,498
Salt Verde Financial Corp.
5.00%, 12/01/2037	3,500,000	4,260,340
		63,798,776
Arkansas - 0.04%
Arkansas State University
4.00%, 03/01/2019	500,000	519,525
4.00%, 03/01/2020	525,000	557,377
		1,076,902
California - 4.21%
ABAG Finance Authority for Nonprofit Corp.
5.00%, 08/01/2033	1,300,000	1,468,415
Acalanes Union High School District
5.00%, 08/01/2018	1,160,000	1,199,904
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500,000	2,857,700
5.00%, 10/01/2037	2,000,000	2,279,440
Alisal Union School District
5.25%, 08/01/2042	740,000	887,756
Bay Area Toll Authority
2.19% (SIFMA Municipal Swap Index + 1.250%), 04/01/2036 (3)	1,000,000	1,016,150
2.10%, 04/01/2045 (1)	1,000,000	1,023,960
2.85%, 04/01/2047 (1)	1,000,000	1,046,560
2.95%, 04/01/2047 (1)	1,170,000	1,224,370
California Health Facilities Financing Authority
5.63%, 07/01/2025	2,130,000	2,304,362
5.00%, 11/01/2032 (1)	1,400,000	1,640,940
5.00%, 07/01/2034 (1)	1,710,000	2,000,460
1.25%, 10/01/2036 (1)	2,500,000	2,508,800
California Municipal Finance Authority
5.00%, 08/15/2029	1,000,000	1,213,470
5.00%, 08/15/2034	1,065,000	1,253,675
California Public Finance Authority
5.00%, 10/15/2047	1,775,000	1,911,231
California State Public Works Board
5.00%, 05/01/2018	7,065,000	7,230,674
5.00%, 05/01/2018	8,200,000	8,392,290
5.00%, 09/01/2021	1,060,000	1,209,948
5.00%, 03/01/2024	2,500,000	2,994,025
5.00%, 03/01/2025	3,280,000	3,974,704
5.00%, 11/01/2037	235,000	267,658
California Statewide Communities Development Authority
5.00%, 10/01/2028	1,100,000	1,212,068
5.00%, 11/01/2032 (2)	1,135,000	1,255,117
0.89%, 08/15/2036 (1)	1,055,000	1,055,000
5.00%, 05/15/2040	400,000	456,420
5.00%, 11/01/2041 (2)	875,000	943,197
5.38%, 11/01/2049	100,000	105,746
5.50%, 12/01/2054	1,960,000	2,154,197
Centinela Valley Union High School District
4.00%, 08/01/2019	415,000	437,103
Foothill-De Anza Community College District
5.00%, 04/01/2035	250,000	286,597
5.00%, 04/01/2036	200,000	228,320
Golden State Tobacco Securitization Corp.
5.00%, 06/01/2021	285,000	322,361
5.00%, 06/01/2022	400,000	461,620
5.00%, 06/01/2023	455,000	532,755
0.00%, 06/01/2024	1,000,000	870,670
5.00%, 06/01/2024	255,000	301,259
5.00%, 06/01/2033	1,235,000	1,235,000
5.00%, 06/01/2040	2,000,000	2,279,220
5.75%, 06/01/2047	3,765,000	3,772,982
Irvine Unified School District
5.00%, 03/01/2057	625,000	686,981
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200,000	1,462,740
5.00%, 12/01/2030	2,520,000	3,054,895
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700,000	2,041,870
5.00%, 08/01/2028	1,000,000	1,190,800
5.00%, 08/01/2029	775,000	916,174
5.00%, 08/01/2030	2,530,000	2,971,156
Norman Y Mineta San Jose International Airport SJC
5.00%, 03/01/2028	1,250,000	1,505,938
5.00%, 03/01/2030	1,700,000	2,018,325
Oakland Unified School District/Alameda County
5.00%, 08/01/2027	1,770,000	2,241,581
Orange County Community Facilities District
5.25%, 08/15/2045	1,000,000	1,109,230
Orchard School District
0.00%, 08/01/2022	2,940,000	2,707,975
Sacramento City Financing Authority
5.00%, 12/01/2033	875,000	1,015,928
Sacramento Municipal Utility District
5.00%, 08/15/2028	1,475,000	1,885,330
San Jose California Airport Revenue, Tender Option Bond Trust, Ser 2017-XM0503
1.14%, 03/01/2025 (1) (2)	900,000	900,000
State of California
5.00%, 09/01/2018	4,000,000	4,149,560
5.00%, 08/01/2019	1,000,000	1,072,060
5.00%, 08/01/2022	1,535,000	1,792,066
5.00%, 08/01/2023	3,000,000	3,574,530
5.00%, 09/01/2026	2,000,000	2,478,260
5.00%, 08/01/2027	620,000	754,639
5.00%, 08/01/2029	935,000	1,133,959
5.00%, 09/01/2029	370,000	449,406
5.00%, 08/01/2030	3,500,000	4,223,030
1.63% (1 Month LIBOR USD + 0.760%), 12/01/2031 (3)	750,000	761,505
4.00%, 09/01/2035	3,625,000	3,900,645
		117,814,707
Colorado - 1.34%
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050,000	2,516,067
Belleview Station Metropolitan District No 2
5.00%, 12/01/2036	500,000	512,360
Canyons Metropolitan District No 5
6.00%, 12/01/2037	500,000	507,030
Centerra Metropolitan District No 1
2.70%, 12/01/2019	705,000	710,718
City & County of Denver Co.
5.00%, 10/01/2032	1,225,000	1,333,253
Colorado Health Facilities Authority
4.00%, 01/01/2019	225,000	230,105
4.00%, 01/01/2020	250,000	258,683
5.00%, 02/01/2020	1,210,000	1,293,841
5.00%, 12/01/2022	1,855,000	2,099,303
5.00%, 01/01/2024	125,000	138,384
5.00%, 01/01/2026	100,000	110,132
5.00%, 01/01/2031	100,000	106,741
5.25%, 02/01/2031	2,250,000	2,401,717
5.00%, 01/01/2037	250,000	262,910
5.25%, 05/15/2037	475,000	513,713
5.00%, 10/01/2038 (1)	630,000	703,382
2.09% (1 Month LIBOR USD + 1.250%), 10/01/2039 (3)	2,000,000	2,010,960
5.25%, 01/01/2040	540,000	581,672
5.25%, 01/01/2045	510,000	547,087
6.13%, 12/01/2045 (2)	375,000	395,760
5.00%, 09/01/2046	1,000,000	1,109,100
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	550,000	608,663
5.00%, 12/31/2051	190,000	208,726
5.00%, 12/31/2056	425,000	466,030
Cornerstar Metropolitan District
5.13%, 12/01/2037	500,000	521,115
Denver Convention Center Hotel Authority
4.00%, 12/01/2020	500,000	535,400
5.00%, 12/01/2022	4,950,000	5,700,865
E-470 Public Highway Authority
0.00%, 09/01/2018	275,000	272,387
0.00%, 09/01/2020	730,000	700,545
1.73% (1 Month LIBOR USD + 0.900%), 09/01/2039 (3)	325,000	327,067
1.88% (1 Month LIBOR USD + 1.050%), 09/01/2039 (3)	650,000	659,880
Park Creek Metropolitan District
5.00%, 12/01/2045	1,775,000	1,912,846
Sierra Ridge Metropolitan District No 2
4.50%, 12/01/2031	750,000	743,760
5.50%, 12/01/2046	1,500,000	1,543,665
Solaris Metropolitan District No 3
5.00%, 12/01/2036	850,000	888,955
5.00%, 12/01/2046	1,880,000	1,948,545
Southglenn Metropolitan District
5.00%, 12/01/2046	500,000	505,060
University of Colorado
5.00%, 06/01/2047	500,000	570,840
University of Colorado Hospital Authority
5.00%, 11/15/2038 (1)	1,020,000	1,149,713
		37,606,980
Connecticut - 3.46%
City of Hartford CT
5.00%, 08/15/2019	1,700,000	1,792,310
5.00%, 07/15/2021	3,300,000	3,632,310
5.00%, 07/15/2022	2,250,000	2,491,335
5.00%, 07/15/2023	2,000,000	2,228,820
5.00%, 07/15/2026	2,430,000	2,693,801
City of New Britain CT
5.00%, 03/01/2027	1,260,000	1,508,661
5.00%, 03/01/2028	1,490,000	1,779,924
5.00%, 03/01/2033	1,900,000	2,199,383
City of New Haven CT
5.25%, 08/01/2023	1,115,000	1,294,069
5.00%, 08/15/2023	900,000	1,038,501
5.00%, 08/15/2029	2,000,000	2,316,060
5.00%, 08/15/2031	1,000,000	1,146,280
City of West Haven CT
5.00%, 08/01/2021	2,495,000	2,784,071
Connecticut Housing Finance Authority
2.25%, 11/15/2023	1,250,000	1,252,837
Connecticut State Health & Educational Facility Authority
1.00%, 07/01/2042 (1)	10,000,000	9,975,900
1.00%, 07/01/2042 (1)	18,000,000	17,956,620
2.00%, 07/01/2042 (1)	1,325,000	1,300,885
5.00%, 07/01/2043	1,750,000	1,864,660
4.00%, 07/01/2046	880,000	869,572
Mohegan Tribe of Indians of Connecticut
5.25%, 02/01/2022 (2)(5)	955,000	987,098
State of Connecticut
5.00%, 08/01/2019	20,380,000	21,752,593
5.00%, 09/01/2022	5,725,000	6,518,714
5.00%, 06/15/2027	1,680,000	1,944,415
5.00%, 03/01/2029	1,500,000	1,686,780
5.00%, 11/15/2032	200,000	226,464
Town of Hamden CT
5.00%, 08/15/2026	500,000	585,980
5.00%, 08/15/2026	1,335,000	1,581,414
Town of Stratford CT
2.50%, 01/03/2018	1,000,000	1,003,010
Town of Tolland CT
2.00%, 05/24/2018	400,000	402,220
		96,814,687
Delaware - 0.19%
County of Sussex DE
5.00%, 01/01/2036	1,500,000	1,604,100
Delaware State Economic Development Authority
5.40%, 02/01/2031	500,000	541,610
5.00%, 09/01/2036	500,000	544,190
5.00%, 09/01/2046	700,000	753,648
Delaware State Health Facilities Authority
0.90%, 10/01/2040 (1)	2,000,000	2,000,000
		5,443,548
District of Columbia - 0.88%
District of Columbia
5.00%, 06/01/2022	1,150,000	1,333,897
5.00%, 06/01/2031	2,500,000	3,043,000
5.00%, 06/01/2034	2,100,000	2,514,183
5.00%, 07/01/2042	730,000	756,156
5.00%, 07/01/2052	670,000	687,634
Metropolitan Washington Airports Authority
5.00%, 10/01/2019	1,400,000	1,505,980
5.00%, 10/01/2021	2,000,000	2,277,080
5.00%, 10/01/2023	850,000	1,003,374
5.00%, 10/01/2027	500,000	614,410
5.00%, 10/01/2029	1,000,000	1,204,180
5.00%, 10/01/2037	1,000,000	1,160,360
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2037	1,000,000	465,600
6.50%, 10/01/2041	2,000,000	2,564,620
5.00%, 10/01/2053	1,000,000	1,064,880
Washington Metropolitan Area Transit Authority
4.00%, 07/01/2019	1,425,000	1,457,362
5.00%, 07/01/2020	1,375,000	1,515,621
5.00%, 07/01/2032	1,255,000	1,516,354
		24,684,691
Florida - 6.79%
Alachua County Health Facilities Authority
5.00%, 12/01/2036	1,000,000	1,112,310
5.00%, 12/01/2044	1,350,000	1,478,115
6.38%, 11/15/2049	300,000	328,938
Brevard County Health Facilities Authority
5.00%, 04/01/2039	1,335,000	1,460,971
Celebration Pointe Community Development District
4.00%, 05/01/2022 (2)	350,000	354,928
Citizens Property Insurance Corp.
5.00%, 06/01/2018	400,000	410,296
5.00%, 06/01/2021	355,000	398,825
5.00%, 06/01/2022	335,000	384,332
City of Cape Coral FL Water & Sewer Revenue
1.65%, 09/01/2019	1,075,000	1,083,095
City of Jacksonville FL
5.00%, 10/01/2021	1,165,000	1,325,922
5.00%, 10/01/2024	1,185,000	1,427,984
City of Lakeland FL Department of Electric Utilities
5.00%, 10/01/2017	5,200,000	5,200,000
City of Orlando FL
5.00%, 11/01/2029	2,000,000	2,417,180
City of Tallahassee FL
5.00%, 12/01/2026	1,380,000	1,590,298
City of Tampa FL
5.00%, 04/01/2040	1,115,000	1,247,797
County of Broward FL Airport System Revenue
5.00%, 10/01/2020	880,000	976,694
5.00%, 10/01/2022	585,000	674,640
5.00%, 10/01/2022	1,500,000	1,743,870
5.00%, 10/01/2022	2,435,000	2,830,882
5.00%, 10/01/2029	500,000	578,690
5.00%, 10/01/2042	110,000	122,891
County of Hillsborough FL
5.00%, 11/01/2025	1,775,000	2,143,863
County of Miami-Dade FL
5.00%, 07/01/2023	1,000,000	1,185,270
5.00%, 10/01/2024	1,785,000	2,138,073
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2020	1,000,000	1,104,280
5.75%, 10/01/2020	615,000	670,879
5.25%, 10/01/2021	3,000,000	3,000,000
5.00%, 10/01/2022	485,000	536,027
5.25%, 10/01/2022	5,000,000	5,000,000
5.00%, 10/01/2031	3,000,000	3,386,160
5.00%, 10/01/2035	1,000,000	1,128,030
County of Miami-Dade Seaport Department
0.95%, 10/01/2050 (1)	4,000,000	4,000,000
County of Palm Beach FL
5.00%, 05/01/2029	1,915,000	2,313,741
Florida Department of Environmental Protection
5.00%, 07/01/2018	5,000,000	5,150,550
5.00%, 07/01/2019	300,000	320,643
5.00%, 07/01/2022	5,000,000	5,813,350
Florida Municipal Power Agency
5.00%, 10/01/2025	3,475,000	4,224,488
Florida's Turnpike Enterprise
5.00%, 07/01/2019	2,380,000	2,542,911
Greater Orlando Aviation Authority
5.00%, 10/01/2020	815,000	902,523
5.00%, 10/01/2030	1,000,000	1,193,520
5.00%, 10/01/2031	2,000,000	2,338,180
5.00%, 10/01/2033	2,000,000	2,316,320
Hernando County School District
5.00%, 07/01/2024	805,000	953,289
5.00%, 07/01/2025	1,000,000	1,195,980
Jacksonville Housing Finance Authority
0.85%, 08/01/2018	1,500,000	1,498,755
JEA Electric System Revenue
5.00%, 10/01/2020	4,400,000	4,883,472
Lakewood Ranch Stewardship District
4.00%, 05/01/2022	650,000	654,875
Manatee County School District
5.00%, 10/01/2025	520,000	627,047
Marion County School Board
5.00%, 06/01/2026	1,435,000	1,692,439
Martin County Health Facilities Authority
5.00%, 11/15/2023	800,000	925,040
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040	2,855,000	3,207,164
Miami-Dade County Expressway Authority
5.00%, 07/01/2019	1,250,000	1,333,525
5.00%, 07/01/2030	1,225,000	1,456,745
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2025	110,000	130,555
5.00%, 08/01/2026	155,000	185,113
5.00%, 08/01/2027	345,000	414,400
5.00%, 08/01/2028	400,000	478,936
5.00%, 08/01/2029	480,000	571,070
5.00%, 08/01/2030	675,000	798,606
5.00%, 08/01/2032	750,000	877,523
Miami-Dade County Industrial Development Authority
4.00%, 09/15/2019	235,000	244,125
Orange County Health Facilities Authority
5.00%, 01/01/2020	1,000,000	1,049,460
Orange County School Board
5.00%, 08/01/2029	1,000,000	1,183,730
Palm Beach County Health Facilities Authority
5.00%, 12/01/2023	50,000	57,557
5.00%, 12/01/2024	105,000	122,335
7.50%, 06/01/2049	1,875,000	2,287,106
7.50%, 06/01/2049	100,000	121,909
Palm Beach County School District
5.00%, 08/01/2030	4,520,000	5,318,684
5.00%, 08/01/2032	3,000,000	3,497,640
Reedy Creek Improvement District
5.00%, 06/01/2021	1,855,000	2,100,305
5.00%, 06/01/2023	2,740,000	3,237,338
School Board of Miami-Dade County/The
5.00%, 05/01/2025	3,000,000	3,576,390
5.00%, 05/01/2026	1,000,000	1,184,470
5.00%, 02/01/2029	8,000,000	9,396,320
5.00%, 02/01/2030	500,000	584,425
5.00%, 05/01/2031	5,000,000	5,749,950
School District of Broward County/FL
5.00%, 07/01/2021	4,000,000	4,531,280
5.00%, 07/01/2022	1,000,000	1,158,690
Seminole Tribe of Florida, Inc.
5.50%, 10/01/2024 (2)	3,500,000	3,530,835
South Broward Hospital District
5.00%, 05/01/2019	2,195,000	2,326,371
5.00%, 05/01/2021	2,035,000	2,285,203
State of Florida
5.00%, 06/01/2018	3,500,000	3,593,170
5.00%, 06/01/2019	1,320,000	1,405,840
5.00%, 06/01/2019	1,210,000	1,288,686
5.00%, 07/01/2019	3,500,000	3,742,095
5.00%, 06/01/2021	1,120,000	1,276,733
5.00%, 07/01/2021	1,125,000	1,285,504
5.00%, 07/01/2022	1,175,000	1,373,786
5.00%, 07/01/2023	2,630,000	3,137,958
5.00%, 07/01/2024	2,460,000	2,985,653
5.00%, 06/01/2025	1,500,000	1,844,445
State of Florida Lottery Revenue
5.00%, 07/01/2018	4,915,000	5,057,388
5.00%, 07/01/2020	965,000	1,062,590
5.00%, 07/01/2020	2,000,000	2,202,260
5.00%, 07/01/2024	4,000,000	4,795,360
Tampa Bay Water
5.50%, 10/01/2022	1,000,000	1,193,380
		190,230,971
Georgia - 1.96%
Atlanta Development Authority
6.75%, 01/01/2035	1,500,000	1,534,290
Atlanta Urban Residential Finance Authority
1.40%, 05/01/2020 (1)	3,000,000	3,001,740
City of Atlanta GA
5.00%, 01/01/2018	315,000	318,015
5.00%, 01/01/2019	225,000	235,669
5.00%, 01/01/2020	275,000	296,794
City of Atlanta GA Water & Wastewater Revenue
5.50%, 11/01/2017	3,010,000	3,020,866
5.00%, 11/01/2021	1,900,000	2,177,495
City of East Point GA
4.00%, 08/01/2018	400,000	407,688
5.00%, 08/01/2019	955,000	1,009,502
5.00%, 08/01/2020	415,000	449,528
5.00%, 08/01/2021	250,000	276,720
Cobb County Kennestone Hospital Authority
5.00%, 04/01/2022	150,000	171,402
DeKalb County Hospital Authority/GA
6.13%, 09/01/2040	550,000	598,675
Fulton County Development Authority
5.00%, 04/01/2023	300,000	349,155
Gainesville & Hall County Hospital Authority
5.00%, 02/15/2022	515,000	587,620
5.00%, 02/15/2025	300,000	353,703
5.50%, 02/15/2042	650,000	778,876
Georgia Housing & Finance Authority
1.40%, 06/01/2018	750,000	751,725
Glynn-Brunswick Memorial Hospital Authority
5.00%, 08/01/2022	1,220,000	1,401,548
Griffin-Spalding County Hospital Authority
3.00%, 04/01/2027	635,000	655,707
Gwinnett County School District
5.00%, 02/01/2032	1,000,000	1,013,470
LaGrange-Troup County Hospital Authority
5.00%, 04/01/2021	150,000	167,862
5.00%, 04/01/2024	500,000	589,595
Macon-Bibb County Urban Development Authority
5.75%, 06/15/2037 (2)	1,000,000	1,047,610
Main Street Natural Gas, Inc.
5.00%, 03/15/2018	2,000,000	2,032,900
5.00%, 03/15/2021	2,500,000	2,769,950
Marietta Development Authority
5.00%, 11/01/2037 (2)	625,000	668,006
5.00%, 11/01/2047 (2)	500,000	527,110
Monroe County Development Authority
2.35%, 10/01/2048 (1)	500,000	503,830
Municipal Electric Authority of Georgia
5.00%, 01/01/2019	1,000,000	1,042,590
5.00%, 01/01/2020	2,095,000	2,261,992
5.00%, 01/01/2020	2,980,000	3,217,536
4.00%, 01/01/2021	350,000	376,449
5.00%, 01/01/2022	250,000	282,325
5.00%, 01/01/2023	250,000	286,488
Peach County Development Authority
1.20%, 10/01/2018	2,000,000	1,998,220
Private Colleges & Universities Authority
5.00%, 04/01/2027	1,900,000	2,151,465
5.00%, 10/01/2032	1,300,000	1,560,338
5.00%, 04/01/2044	1,300,000	1,418,716
Savannah Economic Development Authority
7.25%, 01/01/2049	120,000	137,498
Savannah Housing Authority
1.15%, 07/01/2019 (1)	3,700,000	3,701,998
State of Georgia
5.00%, 02/01/2018	3,035,000	3,076,185
5.00%, 02/01/2022	5,000,000	5,776,000
		54,984,851
Guam - 0.06%
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,500,000	1,626,540

Hawaii - 0.35%
City & County of Honolulu HI
1.24% (SIFMA Municipal Swap Index + 0.300%), 09/01/2023 (3)	1,000,000	1,000,040
5.00%, 09/01/2024	1,275,000	1,544,535
1.26% (SIFMA Municipal Swap Index + 0.320%), 09/01/2027 (3)	5,000,000	5,000,200
5.00%, 10/01/2029	2,000,000	2,385,840
		9,930,615
Idaho - 0.29%
Idaho Health Facilities Authority
5.00%, 12/01/2020	2,900,000	3,232,166
5.00%, 03/01/2034	3,155,000	3,497,160
State of Idaho
4.00%, 06/29/2018	1,500,000	1,533,585
		8,262,911
Illinois - 9.62%
Chicago Board of Education
5.00%, 12/01/2021	2,000,000	2,005,480
0.00%, 12/01/2025	265,000	194,905
6.75%, 12/01/2030 (2)	1,500,000	1,761,975
5.00%, 12/01/2041	785,000	774,112
5.25%, 12/01/2041	3,000,000	2,959,350
5.00%, 12/01/2042	200,000	197,728
6.50%, 12/01/2046	100,000	113,665
7.00%, 12/01/2046 (2)(5)	400,000	479,716
Chicago Board of Education, Tender Option Bond Trust, Ser 2017-XG0108
1.14%, 04/01/2046 (1) (2)	2,500,000	2,500,000
Chicago Midway International Airport
5.00%, 01/01/2021	5,000,000	5,510,250
5.00%, 01/01/2027	1,800,000	2,079,630
5.00%, 01/01/2032	2,000,000	2,251,600
5.00%, 01/01/2034	1,000,000	1,110,670
5.00%, 01/01/2046	300,000	334,929
Chicago O'Hare International Airport
5.00%, 01/01/2021	500,000	558,240
5.00%, 01/01/2022	700,000	800,681
5.00%, 01/01/2022	500,000	571,915
5.00%, 01/01/2022	520,000	588,599
5.00%, 01/01/2023	1,000,000	1,165,970
5.00%, 01/01/2024	865,000	1,008,858
5.00%, 01/01/2025	415,000	489,061
5.00%, 01/01/2027	385,000	461,530
5.00%, 01/01/2028	1,000,000	1,184,320
5.00%, 01/01/2030	2,000,000	2,355,460
5.00%, 01/01/2030	2,000,000	2,315,000
5.00%, 01/01/2031	700,000	806,757
5.00%, 01/01/2031	660,000	765,270
5.00%, 01/01/2032	1,300,000	1,490,892
5.00%, 01/01/2033	345,000	401,345
5.00%, 01/01/2034	400,000	462,456
5.00%, 01/01/2042	500,000	560,450
Chicago O'Hare International Airport Revenue, Tender Option Bond Trust, Ser 2017-XL0049
1.09%, 01/01/2052 (1) (2)	500,000	500,000
Chicago Park District
5.00%, 01/01/2025	500,000	542,280
5.00%, 01/01/2029	3,000,000	3,368,280
Chicago Transit Authority
4.00%, 06/01/2019	500,000	521,180
5.00%, 06/01/2020	250,000	272,805
5.00%, 06/01/2021	250,000	278,780
5.00%, 06/01/2022	265,000	299,702
5.00%, 06/01/2023	240,000	275,853
5.00%, 06/01/2024	200,000	232,764
5.25%, 06/01/2024	2,000,000	2,216,360
5.00%, 06/01/2025	200,000	233,444
5.00%, 06/01/2026	8,275,000	9,707,899
5.00%, 06/01/2026	160,000	187,706
City of Chicago IL
4.25%, 01/01/2020	465,000	484,814
5.00%, 01/01/2020	3,500,000	3,521,770
5.25%, 01/01/2021	1,565,000	1,575,251
5.00%, 01/01/2022	460,000	506,018
5.00%, 01/01/2023	1,535,000	1,623,370
5.00%, 01/01/2026	425,000	476,136
5.00%, 01/01/2027	500,000	555,370
5.25%, 01/01/2027	2,435,000	2,695,618
5.00%, 01/01/2028	865,000	902,429
5.75%, 01/01/2034	2,000,000	2,253,300
5.00%, 01/01/2035	750,000	795,157
5.50%, 01/01/2035	1,000,000	1,090,180
City of Chicago IL Motor Fuel Tax Revenue
5.00%, 01/01/2025	2,000,000	2,182,100
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2018	300,000	302,835
5.00%, 01/01/2019	200,000	208,924
5.00%, 01/01/2020	200,000	215,066
5.00%, 01/01/2021	370,000	407,881
5.00%, 01/01/2022	250,000	281,342
5.00%, 01/01/2023	450,000	513,990
5.00%, 01/01/2024	500,000	576,835
5.00%, 01/01/2028	1,530,000	1,712,238
5.00%, 01/01/2029	1,300,000	1,447,771
5.00%, 01/01/2030	1,000,000	1,160,380
5.00%, 01/01/2033	2,000,000	2,211,960
5.00%, 01/01/2039	1,000,000	1,088,520
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2020	915,000	1,006,610
5.00%, 11/01/2021	1,525,000	1,712,178
4.00%, 11/01/2023	1,025,000	1,111,633
5.00%, 11/01/2024	1,150,000	1,338,657
5.00%, 11/01/2024	250,000	291,013
5.00%, 11/01/2025	1,000,000	1,147,950
5.00%, 11/01/2033	500,000	554,580
City of Springfield IL
5.00%, 12/01/2024	340,000	394,437
5.00%, 12/01/2025	395,000	460,503
5.00%, 12/01/2026	160,000	182,803
County of Cook IL
5.25%, 11/15/2022	405,000	442,131
5.00%, 11/15/2023	2,500,000	2,855,450
5.00%, 11/15/2025	2,500,000	2,812,450
5.00%, 11/15/2026	1,390,000	1,641,868
5.00%, 11/15/2026	1,000,000	1,073,860
5.25%, 11/15/2028	1,035,000	1,138,417
5.00%, 11/15/2029	1,085,000	1,238,571
5.00%, 11/15/2029	1,000,000	1,157,600
5.00%, 11/15/2030	500,000	575,785
5.00%, 11/15/2033	2,795,000	3,279,569
Illinois Finance Authority
5.00%, 08/01/2021	445,000	496,037
5.00%, 07/01/2022	1,000,000	1,158,190
4.00%, 05/15/2023	500,000	530,170
5.00%, 11/15/2023	750,000	873,750
5.00%, 01/01/2024	250,000	285,143
5.00%, 02/15/2024	90,000	102,880
5.00%, 05/15/2024	350,000	410,266
5.00%, 08/01/2025	1,605,000	1,868,766
5.00%, 02/15/2026	360,000	417,244
5.00%, 03/01/2027	400,000	474,424
5.00%, 03/01/2028	465,000	547,277
5.00%, 01/01/2029	1,650,000	1,999,157
5.00%, 02/15/2029	395,000	453,859
5.00%, 07/01/2030	275,000	312,746
5.00%, 08/01/2030	870,000	1,007,486
5.00%, 11/15/2030	2,000,000	2,258,880
5.00%, 01/01/2031	3,500,000	3,952,725
5.00%, 02/15/2031	300,000	339,759
5.00%, 07/01/2031	1,420,000	1,690,680
5.25%, 08/15/2031	500,000	565,775
3.63%, 02/15/2032	355,000	351,652
0.92%, 07/01/2032 (1)	9,015,000	9,015,000
4.75%, 05/15/2033	960,000	995,366
5.00%, 08/15/2033	250,000	273,970
3.75%, 02/15/2034	180,000	178,038
5.00%, 02/15/2034	1,890,000	2,124,303
5.00%, 07/01/2034	300,000	337,038
5.00%, 08/15/2034	2,500,000	2,907,950
5.00%, 11/15/2034	3,000,000	3,330,240
5.00%, 11/15/2034	300,000	333,024
5.00%, 08/15/2035	100,000	108,941
5.00%, 08/15/2035	600,000	652,800
4.00%, 02/15/2036	740,000	758,004
5.00%, 02/15/2036	170,000	188,489
5.00%, 07/01/2036	325,000	364,296
5.00%, 08/15/2036	1,000,000	1,084,080
5.25%, 02/15/2037	380,000	405,156
5.00%, 05/15/2037	1,050,000	1,090,351
5.00%, 05/15/2037	395,000	423,235
5.00%, 08/15/2037	1,000,000	1,080,970
5.00%, 11/15/2038	3,795,000	4,159,282
8.00%, 05/15/2040	785,000	869,019
4.00%, 02/15/2041	800,000	811,208
5.00%, 02/15/2041	1,530,000	1,689,992
5.00%, 08/01/2042	120,000	130,276
1.75%, 11/15/2042 (1)	1,770,000	1,784,408
0.92%, 08/01/2043 (1)	3,425,000	3,425,000
5.00%, 08/15/2044	200,000	214,072
5.00%, 11/15/2045	2,500,000	2,727,800
8.00%, 05/15/2046	1,595,000	1,761,933
5.00%, 12/01/2046	5,000,000	5,416,000
5.00%, 05/15/2047	100,000	106,009
5.25%, 05/15/2047	280,000	294,991
5.00%, 08/01/2049	140,000	151,514
Illinois Housing Development Authority
1.10%, 06/01/2018	2,500,000	2,500,075
1.33%, 02/01/2020 (1)	3,000,000	3,001,020
Illinois Municipal Electric Agency
5.00%, 02/01/2023	275,000	318,750
5.00%, 02/01/2031	470,000	539,010
Illinois Sports Facilities Authority/The
5.25%, 06/15/2032	1,735,000	1,909,402
Illinois State Toll Highway Authority
5.00%, 12/01/2031	235,000	273,380
5.00%, 01/01/2038	2,700,000	3,036,042
5.00%, 01/01/2041	7,000,000	7,954,100
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000,000	1,177,730
5.00%, 01/01/2027	100,000	122,020
5.00%, 01/01/2027	2,100,000	2,461,011
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2024	1,000,000	852,820
0.00%, 01/15/2025	1,000,000	821,970
0.00%, 01/15/2026	1,000,000	791,680
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2018	605,000	597,002
5.00%, 12/15/2020	430,000	461,063
5.00%, 12/15/2026	2,000,000	2,159,460
5.00%, 12/15/2028	2,500,000	2,671,150
0.00%, 12/15/2033	5,970,000	3,137,892
0.00%, 12/15/2034	1,550,000	771,202
5.25%, 06/15/2050	3,275,000	3,325,763
Northern Illinois Municipal Power Agency
5.00%, 12/01/2018	125,000	130,562
5.00%, 12/01/2019	150,000	161,387
5.00%, 12/01/2020	1,025,000	1,135,003
5.00%, 12/01/2022	1,575,000	1,808,903
Peoria Public Building Commission
5.00%, 12/01/2022	1,500,000	1,699,110
Regional Transportation Authority Illinois Refunding Series A
0.00%, 07/01/2020	400,000	439,880
0.00%, 07/01/2021	400,000	451,096
State of Illinois
5.00%, 01/01/2018	1,000,000	1,007,860
5.00%, 02/01/2018	200,000	202,088
5.50%, 08/01/2018	1,955,000	2,018,381
5.00%, 02/01/2019	425,000	441,214
4.00%, 06/15/2019	315,000	327,732
4.50%, 06/15/2019	1,710,000	1,793,397
5.00%, 06/15/2019	1,435,000	1,516,967
5.00%, 02/01/2020	425,000	449,463
5.00%, 11/01/2020	610,000	654,707
5.00%, 02/01/2021	425,000	456,739
5.00%, 01/01/2022	700,000	731,997
4.00%, 01/01/2023	330,000	342,781
5.00%, 02/01/2023	235,000	257,609
5.00%, 06/15/2024	2,000,000	2,285,720
5.50%, 07/01/2024	1,000,000	1,108,140
5.00%, 02/01/2025	455,000	495,031
5.00%, 05/01/2025	3,050,000	3,318,522
5.00%, 06/01/2025	880,000	967,991
5.00%, 06/15/2025	4,090,000	4,648,530
5.50%, 07/01/2025	400,000	441,064
5.00%, 11/01/2025	2,040,000	2,246,101
5.00%, 06/01/2026	125,000	137,624
5.00%, 02/01/2028	1,000,000	1,100,050
5.00%, 03/01/2028	5,130,000	5,392,554
5.00%, 05/01/2028	265,000	284,303
5.00%, 02/01/2029	1,000,000	1,095,100
5.25%, 02/01/2029	3,720,000	4,046,839
5.25%, 02/01/2030	100,000	108,668
5.25%, 02/01/2031	760,000	822,761
5.00%, 05/01/2032	800,000	844,896
4.00%, 06/15/2032	265,000	279,946
5.50%, 07/01/2038	1,500,000	1,618,350
Sugar Grove Public Library District
3.00%, 02/01/2020	390,000	402,784
Village of Bedford Park IL
4.00%, 12/01/2020	1,180,000	1,218,539
Village of Mount Prospect IL
2.00%, 12/01/2018	820,000	828,011
Will & Kankakee Counties School District No 255
4.00%, 06/01/2018	1,070,000	1,089,581
Will County Community Unit School District No 365 Valley View
0.00%, 11/01/2025	520,000	410,457
		269,493,788
Indiana - 1.81%
Ball State University
5.00%, 07/01/2033	955,000	1,125,028
City of Evansville IN
0.90%, 06/01/2018 (1)	5,000,000	4,997,750
City of Indianapolis IN Thermal Energy System Revenue
5.00%, 10/01/2017	1,000,000	1,000,000
City of Whiting IN
5.25%, 01/01/2021	1,145,000	1,283,934
5.00%, 11/01/2045 (1)	2,600,000	2,984,280
Indiana Development Finance Authority
1.75%, 10/01/2031 (1)	3,600,000	3,604,608
Indiana Finance Authority
5.00%, 09/15/2019	700,000	740,509
5.00%, 12/01/2024	3,000,000	3,648,960
5.00%, 11/01/2026	1,200,000	1,454,208
6.00%, 12/01/2026	2,035,000	2,080,889
5.00%, 09/01/2031	300,000	347,112
5.25%, 02/01/2033	2,500,000	2,929,700
5.00%, 03/01/2036	4,000,000	4,435,400
5.00%, 09/01/2036	1,000,000	1,123,720
5.00%, 07/01/2048	1,425,000	1,533,742
5.25%, 01/01/2051	3,450,000	3,748,425
Indiana Health & Educational Facilities Financing Authority
1.75%, 11/15/2031 (1)	3,000,000	3,021,240
Indiana Health Facility Financing Authority
2.00%, 10/01/2026 (1)	4,065,000	4,125,081
1.25%, 11/01/2027 (1)	1,230,000	1,225,338
1.35%, 11/01/2027 (1)	1,450,000	1,446,781
Indianapolis Local Public Improvement Bond Bank
5.00%, 01/01/2021	370,000	409,734
5.00%, 01/01/2022	755,000	854,275
5.00%, 01/01/2023	285,000	327,819
5.00%, 01/01/2029	1,000,000	1,161,130
5.00%, 01/01/2031	1,000,000	1,149,470
		50,759,133
Iowa - 0.33%
City of Altoona IA
5.00%, 06/01/2026	2,200,000	2,590,236
Iowa Finance Authority
5.25%, 12/01/2025	1,500,000	1,603,950
4.75%, 08/01/2042	980,000	988,350
Iowa Higher Education Loan Authority
1.00%, 09/01/2018	4,000,000	3,991,720
		9,174,256
Kansas - 0.19%
City of Wichita KS
5.00%, 11/15/2017	2,375,000	2,386,163
5.25%, 11/15/2024	350,000	380,226
Johnson County Unified School District No 232 De Soto
5.00%, 09/01/2022	350,000	407,242
Kansas Development Finance Authority
5.00%, 11/15/2032	2,000,000	2,263,300
		5,436,931
Kentucky - 1.24%
City of Ashland KY
5.00%, 02/01/2030	555,000	617,632
City of Russell KY
5.00%, 11/01/2022	3,200,000	3,699,776
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000,000	1,191,300
5.00%, 09/01/2025	1,250,000	1,503,837
Kentucky Economic Development Finance Authority
5.00%, 06/01/2018	200,000	204,262
5.00%, 06/01/2019	375,000	393,911
5.00%, 06/01/2020	500,000	537,190
5.25%, 06/01/2020	500,000	540,405
5.00%, 06/01/2021	250,000	274,117
5.50%, 06/01/2021	685,000	762,672
5.00%, 06/01/2024	1,000,000	1,136,710
5.00%, 06/01/2037	325,000	354,351
6.38%, 03/01/2040	2,400,000	2,727,000
6.38%, 06/01/2040	3,230,000	3,670,087
5.00%, 06/01/2041	225,000	243,248
5.25%, 06/01/2041	225,000	249,815
6.50%, 03/01/2045	1,000,000	1,139,510
5.00%, 06/01/2045	1,000,000	1,069,500
5.00%, 05/15/2046	500,000	514,430
6.25%, 11/15/2046	750,000	755,108
5.00%, 05/15/2051	325,000	333,216
Kentucky Higher Education Student Loan Corp.
5.00%, 06/01/2020	600,000	646,566
5.00%, 06/01/2021	610,000	669,743
Kentucky Public Transportation Infrastructure Authority
5.75%, 07/01/2049	1,000,000	1,118,870
6.00%, 07/01/2053	530,000	599,260
Kentucky State Property & Building Commission
5.00%, 05/01/2021	500,000	558,695
5.00%, 05/01/2029	1,000,000	1,164,490
Louisville/Jefferson County Metropolitan Government
5.00%, 10/01/2020	1,140,000	1,256,406
5.00%, 10/01/2023	1,565,000	1,829,939
5.00%, 10/01/2030	2,500,000	2,907,425
5.00%, 10/01/2032	430,000	494,792
1.50%, 10/01/2033 (1)	1,705,000	1,710,780
		34,875,043
Louisiana - 1.70%
City of New Orleans LA
5.00%, 12/01/2019	2,450,000	2,633,260
Greater New Orleans Expressway Commission
5.00%, 11/01/2034	1,000,000	1,157,260
Jefferson Parish Hospital Service District No 1
5.50%, 01/01/2026	3,000,000	3,407,160
Louisiana Housing Corp.
1.00%, 09/01/2019 (1)	2,000,000	2,000,400
Louisiana Local Government Environmental Facilities & Community Development Authority
0.00%, 10/01/2028	1,045,000	1,262,590
5.00%, 10/01/2028	1,000,000	1,220,760
6.50%, 08/01/2029	2,200,000	2,481,160
Louisiana Public Facilities Authority
5.00%, 06/01/2021	7,695,000	8,630,327
0.00%, 10/01/2027	2,000,000	1,705,380
5.00%, 05/15/2031	1,250,000	1,443,900
5.00%, 05/15/2032	1,000,000	1,148,850
New Orleans Aviation Board
5.00%, 01/01/2020	135,000	145,792
5.00%, 01/01/2021	125,000	138,717
5.00%, 01/01/2022	75,000	85,092
5.00%, 01/01/2023	50,000	57,701
5.00%, 01/01/2024	55,000	64,392
5.00%, 01/01/2024	1,400,000	1,639,078
5.00%, 01/01/2025	50,000	59,143
5.00%, 01/01/2027	850,000	997,356
5.00%, 01/01/2028	155,000	185,811
5.00%, 01/01/2029	810,000	938,158
5.00%, 01/01/2030 (5)	200,000	234,358
5.00%, 01/01/2033 (5)	335,000	385,793
5.00%, 01/01/2034	170,000	196,670
5.00%, 01/01/2034	750,000	859,815
5.00%, 01/01/2036	500,000	568,915
5.00%, 01/01/2037	500,000	567,205
5.00%, 01/01/2040	1,000,000	1,117,580
5.00%, 01/01/2040	1,540,000	1,742,356
New Orleans Aviation Revenue, Tender Option Bond Trust, Ser 2017-XL0046
1.14%, 01/01/2048 (1) (2)	700,000	700,000
New Orleans Aviation Revenue, Tender Option Bond Trust, Ser 2017-ZF2497
1.14%, 01/01/2025 (1) (2)	400,000	400,000
Parish of St Charles LA
0.97%, 10/01/2022 (1)	5,000,000	5,000,000
Parish of St John the Baptist LA
5.13%, 06/01/2037	1,000,000	1,002,780
State of Louisiana
5.00%, 11/15/2017	1,000,000	1,004,820
5.00%, 02/01/2018	2,000,000	2,026,880
Tobacco Settlement Financing Corp/LA
5.00%, 05/15/2018	400,000	409,580
		47,619,039
Maine - 0.18%
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2041	1,460,000	1,287,924
5.00%, 07/01/2041	1,135,000	1,183,079
5.00%, 07/01/2043	390,000	402,535
4.00%, 07/01/2046	300,000	256,935
5.00%, 07/01/2046	1,730,000	1,793,110
		4,923,583
Maryland - 3.89%
City of Baltimore MD
5.00%, 07/01/2018	2,525,000	2,600,068
5.00%, 09/01/2023	1,000,000	1,164,030
5.00%, 07/01/2026	720,000	877,630
5.00%, 07/01/2029	4,770,000	5,779,380
5.00%, 09/01/2030	3,000,000	3,544,920
5.00%, 09/01/2032	1,000,000	1,168,480
5.00%, 09/01/2036	1,000,000	1,143,600
5.00%, 09/01/2039	775,000	879,268
5.00%, 09/01/2042	1,060,000	1,195,002
City of Rockville MD
4.00%, 11/01/2021	200,000	213,950
2.50%, 11/01/2024	245,000	245,296
3.00%, 11/01/2025	580,000	580,696
5.00%, 11/01/2030	65,000	72,753
4.25%, 11/01/2042	650,000	707,051
5.00%, 11/01/2047	500,000	540,880
City of Westminster MD
6.25%, 07/01/2044	1,100,000	1,188,902
County of Anne Arundel MD
5.00%, 04/01/2018	1,115,000	1,137,445
Maryland Community Development Administration
1.35%, 01/01/2019 (2)	2,200,000	2,207,084
1.15%, 02/01/2019	5,000,000	4,996,350
Maryland Economic Development Corp.
5.00%, 06/01/2019	3,415,000	3,628,916
5.00%, 03/31/2024	2,500,000	2,825,500
5.00%, 09/30/2027	50,000	59,346
5.00%, 09/30/2030	905,000	1,048,261
5.00%, 03/31/2046	1,535,000	1,720,106
5.00%, 03/31/2051	1,165,000	1,298,812
Maryland Health & Higher Educational Facilities Authority
5.00%, 07/01/2018	2,100,000	2,162,916
5.00%, 07/01/2019	1,000,000	1,060,730
4.00%, 07/01/2022	1,000,000	1,108,250
5.00%, 07/01/2024	250,000	291,428
5.25%, 07/01/2026	500,000	579,450
5.50%, 01/01/2028	2,500,000	2,527,600
5.50%, 01/01/2029	1,500,000	1,807,440
5.50%, 01/01/2030	1,750,000	2,096,150
5.00%, 07/01/2032	750,000	840,682
5.00%, 07/01/2035	75,000	82,991
1.66% (1 Month LIBOR USD + 0.830%), 05/15/2038 (3)	1,000,000	1,000,220
5.75%, 07/01/2038	2,500,000	2,808,300
5.00%, 08/15/2038	1,945,000	2,178,497
5.00%, 05/15/2040	3,425,000	3,763,904
4.00%, 07/01/2042	120,000	120,346
5.00%, 07/01/2045	2,000,000	2,160,980
5.50%, 01/01/2046	1,105,000	1,265,048
Maryland Stadium Authority
5.00%, 06/15/2021	900,000	1,015,722
Maryland State Transportation Authority
5.00%, 03/01/2023	1,000,000	1,126,490
5.00%, 07/01/2030	4,655,000	5,700,885
State of Maryland
5.00%, 11/01/2018	3,000,000	3,130,290
5.00%, 03/01/2020	6,000,000	6,559,740
5.00%, 08/01/2020	655,000	702,448
4.00%, 03/15/2021	1,170,000	1,250,906
5.00%, 08/01/2022	3,000,000	3,502,410
5.00%, 08/01/2024	2,500,000	3,035,050
5.00%, 08/01/2025	9,000,000	11,079,000
State of Maryland Department of Transportation
5.00%, 05/01/2018	1,795,000	1,837,416
5.00%, 12/01/2019	1,625,000	1,762,507
University System of Maryland
5.00%, 04/01/2019	1,615,000	1,710,834
		109,092,356
Massachusetts - 2.31%
City of Boston MA
5.00%, 04/01/2023	2,095,000	2,490,075
City of Worcester MA
2.25%, 01/23/2018	600,000	602,472
Commonwealth of Massachusetts
4.00%, 12/01/2017	6,015,000	6,045,977
4.00%, 08/01/2019	1,000,000	1,053,630
5.00%, 07/01/2022	485,000	564,137
5.50%, 12/01/2022	1,195,000	1,432,172
5.00%, 09/01/2028	2,000,000	2,402,940
5.00%, 12/01/2030	1,500,000	1,821,720
0.77%, 08/01/2043 (1)	1,500,000	1,508,325
1.05%, 08/01/2043 (1)	10,515,000	10,466,421
5.00%, 03/01/2046	205,000	233,358
Commonwealth of Massachusetts Transportation Fund Revenue
5.00%, 06/01/2025	2,490,000	2,830,756
Massachusetts Bay Transportation Authority
4.00%, 12/01/2021	2,500,000	2,765,600
Massachusetts Development Finance Agency
5.00%, 07/15/2022	355,000	414,640
5.00%, 07/01/2025	1,090,000	1,285,786
5.00%, 10/01/2025	905,000	1,048,135
5.00%, 07/01/2026	1,140,000	1,350,763
5.00%, 10/01/2026	955,000	1,111,954
5.00%, 10/15/2028	1,750,000	1,950,830
5.00%, 01/01/2031	475,000	552,012
5.00%, 01/01/2032	635,000	734,619
5.00%, 01/01/2033	540,000	621,896
5.00%, 01/01/2034	710,000	813,986
5.00%, 01/01/2035	745,000	850,902
5.00%, 01/01/2036	1,100,000	1,254,484
1.42% (SIFMA Municipal Swap Index + 0.480%), 07/01/2050 (3)	4,000,000	3,993,560
Massachusetts Educational Financing Authority
4.00%, 01/01/2018	1,500,000	1,510,605
4.00%, 07/01/2019	2,000,000	2,084,680
5.00%, 07/01/2021	1,000,000	1,111,120
Massachusetts Health & Educational Facilities Authority
5.00%, 10/01/2017	2,000,000	2,000,000
Massachusetts Port Authority
5.00%, 07/01/2024	800,000	949,584
5.00%, 07/01/2025	295,000	353,047
Massachusetts School Building Authority
5.00%, 01/15/2028	1,500,000	1,804,665
Massachusetts State Educational Financial Authority, Tender Option Bond Trust, Ser 2017-XG0139
1.14%, 09/01/2040 (1) (2)	905,000	905,000
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue
5.00%, 01/01/2019	1,500,000	1,572,075
Massachusetts Water Resources Authority
5.00%, 08/01/2040	1,900,000	2,228,111
		64,720,037
Michigan - 3.33%
Avondale School District
5.00%, 11/01/2022	600,000	683,382
5.00%, 11/01/2023	680,000	794,920
5.00%, 11/01/2024	800,000	945,488
5.00%, 11/01/2025	785,000	933,412
5.00%, 11/01/2026	765,000	917,388
Calhoun County Hospital Finance Authority
5.00%, 02/15/2037	1,695,000	1,811,226
City of Detroit MI Sewage Disposal System Revenue
5.25%, 07/01/2039	4,050,000	4,455,648
City of Detroit MI Water Supply System Revenue
5.25%, 07/01/2041	1,000,000	1,083,880
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2021	750,000	831,398
5.00%, 10/01/2022	800,000	896,952
5.00%, 10/01/2023	500,000	566,505
5.00%, 10/01/2024	765,000	867,594
Clarkston Community Schools
5.00%, 05/01/2022	445,000	512,159
County of Kent MI
5.00%, 06/01/2028	700,000	849,471
Grand Rapids Public Schools
5.00%, 05/01/2025	1,075,000	1,284,023
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000,000	3,426,120
5.00%, 07/01/2036	1,000,000	1,112,100
Karegnondi Water Authority
5.25%, 11/01/2040	130,000	144,686
Lake Orion Community School District
5.00%, 05/01/2020	1,390,000	1,521,063
5.00%, 05/01/2021	1,385,000	1,558,388
Michigan Finance Authority
5.00%, 11/15/2019	75,000	80,741
5.00%, 07/01/2020	2,700,000	2,958,444
5.00%, 11/15/2020	65,000	72,048
5.00%, 07/01/2021	1,500,000	1,689,270
5.00%, 11/15/2021	175,000	198,760
5.00%, 11/15/2022	275,000	318,409
5.00%, 10/01/2024	3,000,000	3,630,450
5.00%, 10/01/2025	5,000,000	6,127,950
5.00%, 07/01/2030	600,000	683,688
5.00%, 07/01/2033	350,000	393,662
Michigan State Building Authority
5.00%, 10/15/2021	1,750,000	1,997,695
Michigan State Hospital Finance Authority
1.63%, 11/01/2027 (1)	3,255,000	3,274,595
1.40%, 11/15/2047 (1)	7,565,000	7,578,314
1.90%, 11/15/2047 (1)	3,000,000	3,039,690
2.40%, 11/15/2047 (1)	850,000	872,789
Michigan Strategic Fund
1.45%, 09/01/2030 (1)	1,260,000	1,244,817
Michigan Tobacco Settlement Finance Authority
0.00%, 06/01/2052	7,500,000	462,750
Portage Public Schools
5.00%, 11/01/2028	1,000,000	1,197,040
State of Michigan
5.00%, 03/15/2020	1,670,000	1,821,903
5.00%, 03/15/2021	2,700,000	3,032,073
5.00%, 03/15/2022	4,050,000	4,650,413
5.00%, 03/15/2023	2,000,000	2,344,400
5.00%, 03/15/2027	1,000,000	1,230,050
Wayne County Airport Authority
5.00%, 12/01/2018	250,000	261,542
5.00%, 12/01/2019	550,000	590,430
5.00%, 12/01/2019	200,000	216,476
5.00%, 12/01/2020	200,000	223,040
5.00%, 12/01/2021	475,000	543,053
5.00%, 12/01/2021	300,000	337,839
5.00%, 12/01/2022	200,000	233,228
5.00%, 12/01/2022	300,000	343,086
5.00%, 12/01/2023	400,000	473,552
5.00%, 12/01/2023	550,000	637,247
5.00%, 12/01/2023	250,000	293,575
5.00%, 12/01/2024	375,000	449,149
5.00%, 12/01/2024	500,000	584,420
5.00%, 12/01/2025	600,000	704,964
5.00%, 12/01/2027	4,055,000	4,753,312
5.00%, 12/01/2031	350,000	412,454
5.00%, 12/01/2033	300,000	352,668
5.00%, 12/01/2040	4,000,000	4,531,800
5.00%, 12/01/2042	1,000,000	1,119,800
5.00%, 12/01/2042	900,000	1,015,965
5.00%, 12/01/2047	1,000,000	1,122,490
		93,295,844
Minnesota - 1.00%
City of Deephaven MN
5.00%, 10/01/2037	1,250,000	1,263,225
5.00%, 10/01/2049	2,200,000	2,215,488
City of Minneapolis MN/St Paul Housing & Redevelopment Authority
5.00%, 11/15/2022	1,100,000	1,284,195
City of Moorhead MN
5.00%, 12/01/2025	775,000	909,036
City of North Oaks MN
5.00%, 10/01/2047	1,000,000	1,084,600
City of Rochester MN
5.00%, 12/01/2025	850,000	944,257
5.25%, 12/01/2038	1,000,000	1,070,430
State of Minnesota
5.00%, 11/01/2018	1,830,000	1,909,276
5.00%, 12/01/2018	1,000,000	1,046,640
5.00%, 08/01/2019	1,060,000	1,136,585
5.00%, 08/01/2019	2,875,000	3,082,719
5.00%, 10/01/2019	2,685,000	2,891,557
5.00%, 03/01/2020	1,040,000	1,135,191
5.00%, 06/01/2020	2,345,000	2,579,617
5.00%, 08/01/2021	1,000,000	1,138,910
5.00%, 08/01/2026	1,000,000	1,242,560
State of Minnesota Various Purpose Refunded Go Bonds
5.00%, 10/01/2021	2,700,000	3,085,533
		28,019,819
Mississippi - 0.63%
County of Warren MS
6.50%, 09/01/2032	300,000	313,854
Mississippi Hospital Equipment & Facilities Authority
1.55%, 09/01/2022 (1) (2)	300,000	299,871
State of Mississippi
3.00%, 10/15/2017	1,500,000	1,500,945
4.00%, 10/15/2018	2,100,000	2,159,325
5.00%, 10/15/2019	4,545,000	4,879,467
5.00%, 10/15/2020	1,750,000	1,935,902
5.00%, 10/15/2021	1,300,000	1,476,332
5.00%, 10/15/2022	1,750,000	2,023,788
1.16% (1 Month LIBOR USD + 0.330%), 09/01/2027 (3)	3,000,000	2,998,920
		17,588,404
Missouri - 0.79%
Belton School District No 124
5.00%, 03/01/2027	500,000	619,150
5.00%, 03/01/2028	250,000	305,300
5.50%, 03/01/2030	500,000	632,990
5.50%, 03/01/2033	500,000	620,595
5.50%, 03/01/2036	500,000	613,110
Cape Girardeau County Industrial Development Authority
5.00%, 03/01/2032	500,000	560,105
City of St Louis MO Airport Revenue
5.00%, 07/01/2025	400,000	480,600
Health & Educational Facilities Authority of the State of Missouri
5.00%, 06/01/2022	2,335,000	2,672,080
5.00%, 02/01/2029	1,000,000	1,164,340
5.00%, 02/01/2035	1,000,000	1,108,260
5.00%, 02/01/2036	200,000	225,482
4.00%, 02/01/2040	100,000	101,475
5.00%, 08/01/2040	1,145,000	1,205,067
5.00%, 02/01/2045	300,000	333,168
Kirkwood Industrial Development Authority
5.00%, 05/15/2021	1,500,000	1,620,225
Missouri Highway & Transportation Commission
5.00%, 05/01/2018	2,990,000	3,059,936
Missouri State Health & Educational Facilities Authority
5.00%, 04/01/2027	1,500,000	1,794,180
St Louis County Industrial Development Authority
5.00%, 12/01/2025	1,185,000	1,272,240
5.13%, 08/15/2045	200,000	205,922
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000,000	1,132,570
5.38%, 06/01/2043	2,000,000	2,223,680
University of Missouri
5.00%, 11/01/2019	175,000	188,942
		22,139,417
Montana - 0.05%
City of Kalispell MT
5.25%, 05/15/2037	765,000	811,803
5.25%, 05/15/2047	500,000	524,605
		1,336,408
Nebraska - 0.06%
Central Plains Energy Project
5.00%, 09/01/2019	915,000	984,650
Omaha Airport Authority
5.00%, 12/15/2031	515,000	604,033
		1,588,683
Nevada - 1.01%
City of Las Vegas NV
5.00%, 09/01/2030	1,815,000	2,148,180
Clark County School District
5.00%, 06/15/2018	4,000,000	4,032,640
5.00%, 06/15/2021	420,000	473,516
5.00%, 06/15/2023	370,000	434,517
5.00%, 06/15/2025	1,000,000	1,206,740
Clark County Water Reclamation District
5.00%, 07/01/2026	500,000	623,410
County of Clark Department of Aviation
5.00%, 07/01/2021	830,000	936,995
5.00%, 07/01/2021	1,000,000	1,126,960
5.00%, 07/01/2022	400,000	460,504
5.00%, 07/01/2024	1,250,000	1,482,863
5.00%, 07/01/2025	2,220,000	2,660,315
County of Clark NV
5.00%, 11/01/2028	3,000,000	3,657,390
5.00%, 11/01/2032	3,000,000	3,523,830
County of Washoe NV
1.50%, 08/01/2031 (1)	1,000,000	992,160
3.00%, 03/01/2036 (1)	700,000	729,722
Las Vegas Redevelopment Agency
5.00%, 06/15/2040	500,000	558,195
Las Vegas Valley Water District
5.00%, 06/01/2039	2,815,000	3,273,732
		28,321,669
New Hampshire - 0.33%
New Hampshire Business Finance Authority
4.00%, 01/01/2018	545,000	548,096
4.00%, 01/01/2019	565,000	580,571
5.00%, 01/01/2024	720,000	822,996
New Hampshire Health and Education Facilities Authority Act
3.50%, 07/01/2022 (2)(5)	100,000	100,333
4.13%, 07/01/2024 (2)(5)	255,000	256,030
5.25%, 07/01/2027 (2)(5)	100,000	101,860
5.00%, 10/01/2028 (5)	1,580,000	1,814,061
5.00%, 10/01/2032 (5)	2,825,000	3,175,074
6.13%, 07/01/2037 (2)(5)	100,000	106,677
4.00%, 10/01/2038 (5)	115,000	116,826
5.00%, 10/01/2038 (5)	300,000	329,847
6.25%, 07/01/2042 (2)	700,000	747,285
6.13%, 07/01/2052 (2)	495,000	519,572
		9,219,228
New Jersey - 3.48%
Borough of Belmar NJ
3.00%, 02/09/2018	2,600,000	2,615,392
Borough of Carteret NJ
2.50%, 06/01/2018	4,050,000	4,083,858
Borough of Collingswood NJ
2.50%, 03/22/2018	1,200,000	1,206,720
Borough of Paulsboro NJ
2.25%, 04/12/2018	1,000,000	1,004,380
Borough of Roselle NJ
2.25%, 09/14/2018	700,000	706,496
Burlington County Bridge Commission
5.63%, 01/01/2038	750,000	751,575
City of East Orange NJ
2.50%, 03/26/2018	2,636,500	2,654,586
City of New Brunswick NJ
2.00%, 06/04/2018	2,457,000	2,470,415
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000,000	2,290,500
New Jersey Economic Development Authority
5.00%, 06/15/2019	4,500,000	4,742,235
4.00%, 01/01/2020	115,000	118,485
5.00%, 01/01/2023	400,000	452,844
5.00%, 03/01/2023	4,045,000	4,506,049
5.00%, 03/01/2024	2,405,000	2,640,353
5.00%, 06/15/2024	2,000,000	2,255,300
5.00%, 06/15/2025	5,190,000	5,872,018
5.50%, 01/01/2027	500,000	574,975
5.63%, 11/15/2030	2,095,000	2,387,818
5.00%, 01/01/2031	500,000	558,045
5.25%, 01/01/2044	190,000	196,519
5.63%, 01/01/2052	2,000,000	2,243,580
New Jersey Educational Facilities Authority
5.00%, 07/01/2020	375,000	414,855
5.00%, 07/01/2021	225,000	256,477
5.00%, 06/01/2023	930,000	1,038,457
5.00%, 07/01/2023	3,390,000	3,866,058
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2019	1,225,000	1,293,943
5.00%, 07/01/2021	40,000	44,368
5.00%, 07/01/2022	540,000	608,785
5.00%, 07/01/2023	140,000	159,984
5.00%, 07/01/2024	2,500,000	2,849,950
5.00%, 07/01/2024	110,000	127,189
5.00%, 07/01/2025	1,580,000	1,789,650
5.00%, 07/01/2025	120,000	139,714
5.00%, 07/01/2026	40,000	46,748
5.00%, 07/01/2027	60,000	69,568
5.00%, 07/01/2028	155,000	181,674
5.00%, 07/01/2030	165,000	187,489
5.00%, 07/01/2031	430,000	467,470
5.63%, 07/01/2032	380,000	440,925
5.00%, 07/01/2033	500,000	575,145
5.00%, 07/01/2046	2,375,000	2,643,684
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2019	500,000	532,655
5.50%, 12/01/2021	2,000,000	2,254,200
5.00%, 12/01/2044	1,000,000	1,048,510
New Jersey Transportation Trust Fund Authority
5.00%, 06/15/2018	200,000	204,838
5.00%, 06/15/2020	1,325,000	1,425,674
5.00%, 06/15/2022	750,000	837,570
5.25%, 12/15/2022	1,760,000	1,990,894
5.00%, 12/15/2023	2,700,000	3,048,948
5.25%, 12/15/2023	3,940,000	4,505,035
5.50%, 12/15/2023	190,000	219,940
5.00%, 06/15/2025	450,000	496,814
0.00%, 12/15/2026	2,600,000	1,824,056
5.00%, 06/15/2027	235,000	267,082
5.00%, 06/15/2029	1,200,000	1,337,748
0.00%, 12/15/2030	2,000,000	1,184,200
New Jersey Turnpike Authority
5.00%, 01/01/2020	1,220,000	1,322,053
State of New Jersey Healthcare Facilities, Tender Option Bond Trust, Ser 2017-ZM0546
1.09%, 07/01/2025 (1) (2)	600,000	600,000
Tobacco Settlement Financing Corp./NJ
4.50%, 06/01/2023	965,000	968,358
4.63%, 06/01/2026	2,500,000	2,508,700
5.00%, 06/01/2041	4,470,000	4,331,073
Tobacco Settlement Financing Corp/NJ
4.75%, 06/01/2034	1,000,000	978,530
Township of Maple Shade NJ
2.25%, 09/07/2018	600,000	604,950
Township of Millstone NJ
2.25%, 09/12/2018	600,000	605,874
Township of Montclair NJ
4.00%, 03/01/2023	800,000	896,488
4.00%, 03/01/2027	325,000	373,883
Township of South Brunswick NJ
2.25%, 10/02/2018	700,000	707,616
Township of West Deptford NJ
2.25%, 04/12/2018	1,000,000	1,004,380
		97,614,345
New Mexico - 0.30%
Albuquerque Municipal School District No 12
5.00%, 08/01/2025	800,000	976,320
Farmington Municipal School District No 5/NM
5.00%, 09/01/2024	490,000	590,401
New Mexico Mortgage Finance Authority
1.35%, 06/01/2020 (1)	3,000,000	2,996,550
Town of Clayton NM
4.00%, 11/01/2020	3,545,000	3,763,195
		8,326,466
New York - 10.38%
Binghamton City School District
2.50%, 11/17/2017	800,000	801,344
Brooklyn Arena Local Development Corp.
5.00%, 07/15/2020	140,000	154,193
5.00%, 07/15/2021	300,000	340,011
5.00%, 07/15/2022	175,000	202,202
5.00%, 07/15/2023	150,000	175,260
5.00%, 07/15/2024	250,000	295,088
Build NYC Resource Corp.
5.00%, 08/01/2022	200,000	229,062
5.00%, 08/01/2023	230,000	267,223
5.00%, 01/01/2035 (2)	3,000,000	3,223,980
Canastota Central School District
2.50%, 07/20/2018	800,000	808,072
Canton Central School District
2.25%, 06/29/2018	700,000	705,061
Central Valley Central School District
2.50%, 06/29/2018	1,400,000	1,411,956
Chautauqua County Capital Resource Corp.
1.30%, 11/01/2031 (1)	1,100,000	1,103,993
City of Binghamton NY
2.50%, 04/20/2018	5,647,617	5,687,941
City of New York NY
4.00%, 08/01/2018	1,165,000	1,193,822
5.00%, 08/01/2018	3,850,000	3,976,896
5.00%, 08/01/2020	1,025,000	1,134,173
5.00%, 08/01/2021	6,000,000	6,831,060
5.00%, 08/01/2022	1,065,000	1,240,107
1.49% (SIFMA Municipal Swap Index + 0.550%), 08/01/2025 (3)	500,000	499,805
5.00%, 08/01/2025	1,600,000	1,951,344
5.00%, 08/01/2027	400,000	478,992
5.00%, 08/01/2027	2,975,000	3,599,453
5.00%, 08/01/2028	5,675,000	6,834,856
5.00%, 08/01/2028	3,975,000	4,777,553
5.00%, 08/01/2028	700,000	850,822
0.99%, 08/01/2034 (1)	5,000,000	5,000,000
City of Syracuse NY
2.25%, 06/29/2018	4,000,000	4,032,000
2.25%, 07/10/2018	3,400,000	3,427,812
City of Yonkers NY
2.25%, 11/17/2017	3,100,000	3,103,441
4.00%, 07/01/2018	2,000,000	2,043,160
5.00%, 09/01/2022	2,350,000	2,716,271
5.00%, 09/01/2025	1,015,000	1,230,150
Copiague Union Free School District
2.25%, 03/30/2018	3,600,000	3,618,504
2.00%, 06/21/2018	1,400,000	1,408,694
Corning City School District
2.25%, 06/21/2018	600,000	604,698
County of Broome NY
2.50%, 05/04/2018	4,400,000	4,432,868
County of Erie NY
5.00%, 06/01/2018	500,000	513,240
5.00%, 09/15/2018	365,000	378,768
5.00%, 06/01/2019	1,000,000	1,065,030
5.00%, 09/15/2019	500,000	537,920
5.00%, 06/01/2020	500,000	549,885
5.00%, 09/15/2020	350,000	388,433
5.00%, 06/01/2021	750,000	848,318
5.00%, 09/15/2021	225,000	256,579
5.00%, 06/01/2025	1,000,000	1,213,670
County of Rockland NY
2.50%, 03/22/2018	600,000	603,132
4.00%, 01/01/2021	1,100,000	1,187,109
Dutchess County Local Development Corp.
5.00%, 07/01/2033	400,000	454,848
East Aurora Union Free School District
2.25%, 08/01/2018	521,971	526,027
Elmira City School District
2.25%, 06/28/2018	800,000	805,664
Erie County Fiscal Stability Authority
5.00%, 09/01/2033	525,000	632,415
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	530,000	134,042
0.00%, 01/01/2055	710,000	544,002
5.00%, 01/01/2056	485,000	495,408
Hempstead Town Local Development Corp.
5.89%, 02/01/2032	1,250,000	1,254,325
6.24%, 02/01/2047	1,000,000	1,003,400
Hudson Yards Infrastructure Corp.
5.00%, 02/15/2035	1,700,000	2,006,221
Jamestown City School District
2.50%, 06/21/2018	3,065,000	3,089,459
Lansingburgh Central School District at Troy
2.50%, 07/20/2018	900,000	909,081
Long Island Power Authority
5.00%, 09/01/2024	2,735,000	3,161,277
Lyons Central School District
2.25%, 06/29/2018	600,000	604,206
Marcellus Central School District
2.25%, 06/29/2018	600,000	604,464
Metropolitan Transportation Authority
5.00%, 11/15/2019	2,005,000	2,168,568
5.00%, 11/15/2019	1,290,000	1,395,238
5.00%, 11/15/2020	2,000,000	2,231,780
5.00%, 11/15/2021	640,000	733,229
5.00%, 11/15/2021	500,000	572,835
5.00%, 11/15/2023	3,225,000	3,838,653
1.39% (SIFMA Municipal Swap Index + 0.450%), 11/01/2026 (3)	3,000,000	2,992,110
0.93%, 11/01/2031 (1)	1,900,000	1,900,000
1.45% (1 Month LIBOR USD + 0.600%), 11/01/2032 (3)	1,000,000	1,000,390
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500,000	1,640,865
Nassau County Industrial Development Agency
6.50%, 01/01/2034	627,500	643,934
6.70%, 01/01/2049	378,750	382,754
New York City Industrial Development Agency
5.00%, 07/01/2019	1,000,000	1,063,950
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2020	300,000	331,632
5.00%, 07/15/2020	350,000	386,904
5.00%, 07/15/2024	200,000	241,258
5.00%, 07/15/2032	2,000,000	2,406,460
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 11/01/2018	1,650,000	1,721,296
5.00%, 02/01/2019	1,000,000	1,052,890
5.00%, 11/01/2021	1,000,000	1,147,760
0.98%, 11/01/2022 (1)	1,320,000	1,320,000
1.15%, 11/01/2022 (1)	4,480,000	4,480,000
5.00%, 08/01/2024	3,000,000	3,626,970
5.00%, 11/01/2028	1,500,000	1,814,190
5.00%, 11/01/2029	2,000,000	2,382,720
5.00%, 02/01/2030	4,480,000	5,354,362
5.00%, 02/01/2041	200,000	229,530
New York City Water & Sewer System
5.00%, 06/15/2031	6,075,000	7,235,689
1.03%, 06/15/2032 (1)	3,000,000	3,000,000
0.93%, 06/15/2043 (1)	3,000,000	3,000,000
5.25%, 06/15/2047	1,250,000	1,480,113
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000,000	3,511,740
New York Housing Development Corp
1.05%, 04/01/2041 (1)	9,350,000	9,350,000
New York Liberty Development Corp.
5.25%, 10/01/2035	2,285,000	2,922,035
5.38%, 11/15/2040 (2)	1,500,000	1,670,760
5.00%, 11/15/2044 (2)	1,500,000	1,631,730
5.75%, 11/15/2051	2,000,000	2,304,320
New York State Dormitory Authority
5.00%, 08/15/2018	1,425,000	1,474,048
4.00%, 12/01/2018 (2)	300,000	306,987
5.00%, 03/15/2019	3,500,000	3,699,465
4.00%, 12/01/2019 (2)	500,000	520,930
5.00%, 03/15/2021	2,000,000	2,258,260
4.00%, 12/01/2021(2)	500,000	534,150
5.00%, 07/01/2022	250,000	289,798
5.00%, 12/01/2022 (2)	900,000	1,009,206
5.00%, 07/01/2023	250,000	295,113
5.00%, 12/15/2023	1,000,000	1,174,430
5.00%, 05/01/2024	4,870,000	5,776,112
5.00%, 07/01/2024	250,000	299,710
5.00%, 07/01/2025	250,000	303,155
5.00%, 03/15/2027	2,500,000	3,014,775
5.00%, 10/01/2028	1,735,000	2,126,815
5.00%, 10/01/2029	1,430,000	1,744,428
5.00%, 10/01/2030	1,910,000	2,318,683
5.00%, 02/15/2031	5,000,000	6,014,800
5.25%, 03/15/2033	5,000,000	6,041,800
New York State Environmental Facilities Corp.
5.00%, 06/15/2019	2,300,000	2,455,871
5.00%, 06/15/2021	2,550,000	2,904,577
New York State Thruway Authority
5.00%, 05/01/2019	25,325,000	26,865,520
New York State Urban Development Corp.
5.00%, 12/15/2019	625,000	678,544
5.00%, 03/15/2020	3,215,000	3,518,882
5.00%, 03/15/2021	500,000	563,840
5.00%, 03/15/2022	360,000	415,890
5.00%, 03/15/2023	700,000	825,335
5.00%, 03/15/2024	400,000	480,040
5.00%, 03/15/2035	2,800,000	3,236,212
New York Transportation Development Corp.
5.00%, 01/01/2023	270,000	310,130
5.00%, 08/01/2026	1,000,000	1,073,650
5.00%, 08/01/2031	3,475,000	3,708,833
5.00%, 07/01/2041	2,300,000	2,530,207
5.00%, 07/01/2046	800,000	876,528
North Tonawanda City School District
2.20%, 08/24/2018	1,200,000	1,211,340
Port Authority of New York & New Jersey
5.00%, 10/15/2033	3,500,000	4,000,465
Red Creek Central School District
2.25%, 06/29/2018	1,000,000	1,006,770
Rome City School District
2.25%, 08/03/2018	1,900,000	1,915,181
South Glens Falls Central School District
2.25%, 07/27/2018	1,700,000	1,713,583
Suffolk County Economic Development Corp.
5.00%, 07/01/2028	300,000	341,022
5.00%, 07/01/2028	1,750,000	1,917,878
Tompkins County Development Corp.
5.00%, 07/01/2044	125,000	132,774
Town of Oyster Bay NY
4.00%, 06/01/2018	500,000	506,430
Upper Mohawk Valley Regional Water Finance Authority
5.00%, 04/01/2019	500,000	528,595
Wappingers Central School District
1.50%, 10/31/2017	500,000	500,155
Westchester County Local Development Corp.
5.50%, 05/01/2042	150,000	166,185
		290,912,557
North Carolina - 2.38%
Charlotte-Mecklenburg Hospital Authority/The
5.00%, 01/15/2031	1,500,000	1,681,830
City of Charlotte NC
5.00%, 07/01/2020	2,000,000	2,210,840
City of Charlotte NC Airport Revenue
5.00%, 07/01/2022	1,310,000	1,509,447
County of Forsyth NC
5.00%, 03/01/2021	860,000	970,742
County of Guilford NC
5.00%, 02/01/2019	1,585,000	1,668,609
County of Mecklenburg NC
5.00%, 08/01/2018	3,000,000	3,100,410
5.00%, 12/01/2021	2,050,000	2,360,718
County of New Hanover NC
5.00%, 10/01/2021	1,000,000	1,140,630
5.00%, 10/01/2022	1,000,000	1,163,100
5.00%, 10/01/2023	1,125,000	1,330,099
5.00%, 10/01/2034	1,000,000	1,169,720
County of Wake NC
5.00%, 03/01/2020	1,515,000	1,657,471
5.00%, 09/01/2021	350,000	400,809
5.00%, 12/01/2027	3,785,000	4,674,021
Mecklenburg County Public Facilities Corp.
5.00%, 02/01/2023	2,160,000	2,540,830
5.00%, 03/01/2024	2,600,000	2,744,976
North Carolina Capital Facilities Finance Agency
5.00%, 06/01/2019	500,000	532,775
5.00%, 06/01/2021	500,000	552,315
North Carolina Eastern Municipal Power Agency
5.00%, 01/01/2020	1,000,000	1,049,330
5.00%, 01/01/2021	1,420,000	1,490,049
5.00%, 01/01/2021	1,965,000	2,203,885
5.00%, 01/01/2026	5,000,000	5,246,650
North Carolina Medical Care Commission
4.00%, 10/01/2019	15,000	15,533
5.00%, 10/01/2020	20,000	21,506
5.00%, 10/01/2021	25,000	27,312
5.00%, 10/01/2022	40,000	44,036
5.00%, 10/01/2023	30,000	33,235
5.00%, 10/01/2024	35,000	38,967
5.00%, 10/01/2025	25,000	27,817
5.00%, 10/01/2030	400,000	456,896
5.00%, 10/01/2030	2,100,000	2,227,995
5.00%, 10/01/2031	225,000	255,496
6.25%, 07/01/2035	1,000,000	1,122,560
0.91%, 10/01/2035 (1)	650,000	650,000
5.00%, 10/01/2036 (5)	330,000	385,697
5.00%, 09/01/2037	2,000,000	2,076,800
5.00%, 10/01/2037	250,000	264,470
4.88%, 07/01/2040	550,000	572,445
North Carolina Municipal Power Agency No 1
5.00%, 01/01/2020	1,100,000	1,195,854
5.00%, 01/01/2025	2,935,000	3,079,783
5.00%, 01/01/2026	2,515,000	2,639,065
North Carolina Turnpike Authority
5.00%, 01/01/2020	350,000	376,366
5.00%, 01/01/2027	530,000	637,770
5.00%, 01/01/2032	1,000,000	1,157,750
5.00%, 07/01/2051	1,700,000	1,871,734
State of North Carolina
5.00%, 05/01/2018	800,000	818,856
5.00%, 06/01/2020	1,360,000	1,499,835
5.00%, 03/01/2022	1,000,000	1,150,220
5.00%, 03/01/2023	2,335,000	2,743,602
		66,790,856
Ohio - 1.58%
Akron Bath Copley Joint Township Hospital District
5.25%, 11/15/2031	530,000	613,491
5.25%, 11/15/2032	645,000	742,756
5.25%, 11/15/2033	1,770,000	2,026,278
American Municipal Power, Inc.
5.00%, 02/15/2046	740,000	831,864
Buckeye Tobacco Settlement Financing Authority
6.50%, 06/01/2047	3,000,000	3,003,180
City of Cleveland OH Airport System Revenue
5.25%, 01/01/2018	1,215,000	1,226,798
City of Columbus OH
5.00%, 07/01/2020	1,040,000	1,148,150
City of Lakewood OH
2.00%, 04/02/2018	1,400,000	1,406,188
City of Trenton OH Water System Revenue
2.00%, 12/01/2017	285,000	285,203
2.00%, 12/01/2018	265,000	266,089
Clermont County Port Authority
5.00%, 12/01/2029	750,000	864,877
5.00%, 12/01/2030	850,000	976,199
5.00%, 12/01/2031	650,000	743,464
County of Cuyahoga OH
5.00%, 12/01/2026	2,500,000	2,912,925
5.50%, 02/15/2052	1,000,000	1,096,510
5.50%, 02/15/2057	1,245,000	1,365,155
County of Hamilton OH
4.00%, 01/01/2021	450,000	477,833
5.00%, 01/01/2022	465,000	518,270
Miami University/Oxford OH
5.00%, 09/01/2034	700,000	820,687
Ohio Water Development Authority
4.00%, 12/01/2033 (1)	2,285,000	1,039,446
Southeastern Ohio Port Authority
5.75%, 12/01/2032	445,000	489,674
6.00%, 12/01/2042	550,000	604,488
5.50%, 12/01/2043	1,000,000	1,073,870
State of Ohio
4.00%, 09/01/2021	3,980,000	4,399,691
1.70%, 11/01/2022 (1)	3,000,000	3,005,730
5.00%, 01/01/2030	1,170,000	1,438,819
University of Akron/The
5.00%, 01/01/2037	6,675,000	7,628,591
University of Cincinnati
5.00%, 06/01/2027	2,000,000	2,414,840
5.00%, 06/01/2028	250,000	303,340
5.00%, 06/01/2029	400,000	482,676
		44,207,082
Oklahoma - 1.01%
Cache Educational Facilities Authority
5.00%, 09/01/2026	3,220,000	3,811,417
Canadian County Oklahoma Educational Facilities
4.00%, 09/01/2025	1,500,000	1,691,550
5.00%, 09/01/2026	1,395,000	1,689,373
5.00%, 09/01/2027	1,465,000	1,755,920
5.00%, 09/01/2028	1,000,000	1,190,660
Cleveland County Educational Facilities Authority
5.00%, 07/01/2018	1,000,000	1,028,290
5.00%, 06/01/2023	500,000	583,390
5.00%, 09/01/2024	365,000	431,470
5.00%, 09/01/2025	300,000	358,278
5.00%, 09/01/2026	375,000	451,793
Dewey County Educational Facilities Authority
5.00%, 09/01/2030	2,470,000	2,876,809
Garvin County Educational Facilities Authority
5.00%, 12/01/2024	515,000	602,231
5.00%, 12/01/2025	545,000	641,481
5.00%, 12/01/2026	320,000	379,370
Norman Regional Hospital Authority
4.00%, 09/01/2018	125,000	128,011
5.00%, 09/01/2020	350,000	383,292
5.00%, 09/01/2021	325,000	364,234
5.00%, 09/01/2022	325,000	370,386
Oklahoma County Finance Authority
5.70%, 04/01/2025	595,000	595,530
5.13%, 04/01/2042	1,900,000	1,797,419
Oklahoma Development Finance Authority
3.00%, 06/01/2022	1,015,000	1,072,002
4.00%, 12/01/2022	530,000	586,938
4.00%, 06/01/2023	1,305,000	1,452,896
3.00%, 06/01/2024	1,750,000	1,846,285
4.00%, 06/01/2024	380,000	425,657
Tulsa County Industrial Authority
1.30%, 05/01/2020 (1)	1,000,000	1,001,130
5.00%, 11/15/2023	230,000	262,421
5.00%, 11/15/2029	400,000	452,968
		28,231,201
Oregon - 0.44%
County of Washington OR
5.00%, 03/01/2022	3,000,000	3,467,340
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200,000	231,748
5.00%, 09/01/2032	270,000	311,259
5.00%, 09/01/2046	1,000,000	1,109,100
Port of Portland OR Airport Revenue
5.00%, 07/01/2032	1,000,000	1,142,240
5.00%, 07/01/2033	3,485,000	3,964,571
State of Oregon Department of Transportation
5.00%, 11/15/2023	2,000,000	2,127,280
		12,353,538
Pennsylvania - 6.02%
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2022 (2)	2,000,000	2,177,000
5.00%, 05/01/2032 (2)	2,025,000	2,244,226
Capital Region Water Sewer Revenue
5.00%, 07/15/2023	1,750,000	2,060,432
5.00%, 07/15/2024	430,000	507,847
5.00%, 07/15/2028	350,000	421,467
Central Greene School District
5.00%, 02/15/2018	860,000	872,547
City of Philadelphia PA
5.00%, 08/01/2023	4,000,000	4,630,680
5.00%, 07/15/2026	2,475,000	2,834,172
5.00%, 08/01/2027	1,500,000	1,778,925
5.00%, 08/01/2028	6,000,000	6,963,060
5.00%, 08/01/2033	2,000,000	2,303,260
City of Philadelphia PA Water & Wastewater Revenue
5.00%, 11/01/2026	1,165,000	1,426,705
5.00%, 11/01/2027	1,540,000	1,901,161
5.00%, 11/01/2032	1,000,000	1,189,090
Coatesville School District
5.00%, 08/01/2025	900,000	1,078,128
Commonwealth Financing Authority
5.00%, 06/01/2025	1,500,000	1,799,265
Commonwealth of Pennsylvania
5.00%, 02/01/2020	2,050,000	2,225,296
5.00%, 11/01/2020	2,800,000	3,104,360
5.00%, 08/15/2021	1,015,000	1,146,321
5.00%, 11/01/2021	2,000,000	2,267,380
5.00%, 09/15/2022	1,750,000	2,015,842
5.00%, 02/01/2023	895,000	1,031,496
5.00%, 03/15/2023	9,970,000	11,518,142
5.00%, 09/15/2026	1,000,000	1,201,140
5.00%, 03/15/2031	430,000	496,332
County of Allegheny PA
4.00%, 12/01/2017	3,725,000	3,743,439
Cumberland County Municipal Authority
5.25%, 01/01/2041	170,000	175,926
Dauphin County General Authority
5.00%, 06/01/2020	815,000	890,021
Delaware County Authority
5.00%, 08/01/2030	1,150,000	1,332,827
Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2042	1,100,000	1,266,573
Doylestown Hospital Authority
5.00%, 07/01/2046	3,700,000	3,962,071
Lancaster County Hospital Authority/PA
5.00%, 07/01/2023	775,000	867,039
5.00%, 07/01/2031	450,000	498,249
5.00%, 07/01/2045	1,970,000	2,108,097
Lehigh County Industrial Development Authority
1.80%, 02/15/2027 (1)	1,000,000	993,060
1.80%, 09/01/2029 (1)	670,000	665,310
Montgomery County Higher Education & Health Authority
5.00%, 10/01/2023 (5)	50,000	57,098
5.00%, 10/01/2028 (5)	1,000,000	1,116,520
5.00%, 10/01/2036 (5)	1,000,000	1,075,700
Montgomery County Industrial Development Authority/PA
5.25%, 01/15/2036	2,500,000	2,715,350
5.25%, 01/01/2040	1,510,000	1,520,721
5.38%, 01/01/2050	500,000	504,280
Northampton County General Purpose Authority
5.00%, 08/15/2036	455,000	511,420
5.50%, 08/15/2040	125,000	129,862
Octorara Area School District
5.00%, 06/01/2018	375,000	384,450
Pennsylvania Economic Development Financing Authority
4.00%, 03/15/2020	1,000,000	1,067,400
1.70%, 08/01/2037 (1)	1,000,000	1,000,270
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2022	2,000,000	2,300,780
5.00%, 06/15/2024	3,005,000	3,563,419
5.00%, 06/15/2024	1,000,000	1,185,830
5.00%, 06/15/2025	1,855,000	2,219,544
1.20%, 11/01/2031 (1)	2,355,000	2,354,388
Pennsylvania State University
5.00%, 09/01/2020	2,440,000	2,710,377
5.00%, 09/01/2021	1,400,000	1,600,340
5.00%, 09/01/2022	2,295,000	2,684,576
Pennsylvania Turnpike Commission
5.00%, 06/01/2028	2,000,000	2,337,920
5.00%, 06/01/2028	2,500,000	2,971,975
5.00%, 06/01/2029	310,000	360,307
5.00%, 06/01/2032	2,000,000	2,318,700
5.00%, 06/01/2033	3,155,000	3,637,778
5.00%, 12/01/2034	1,000,000	1,172,740
Philadelphia Authority for Industrial Development
5.00%, 07/01/2031	205,000	221,912
5.00%, 07/01/2032	600,000	645,984
5.00%, 07/01/2037	150,000	158,891
Philadelphia Gas Works Co.
5.00%, 08/01/2022	750,000	864,607
Reading School District
5.00%, 02/01/2018	1,450,000	1,467,023
5.00%, 02/01/2019	1,660,000	1,736,509
5.00%, 02/01/2020	1,000,000	1,078,320
5.00%, 02/01/2020	1,000,000	1,078,320
5.00%, 02/01/2021	1,000,000	1,106,990
5.00%, 02/01/2022	1,920,000	2,167,814
5.00%, 03/01/2035	1,100,000	1,269,444
5.00%, 03/01/2036	1,250,000	1,437,038
Redevelopment Authority of the City of Philadelphia
5.00%, 04/15/2023	1,335,000	1,522,754
School District of Philadelphia/The
5.00%, 09/01/2018	150,000	154,371
5.25%, 09/01/2023	1,750,000	1,902,267
5.00%, 09/01/2030	3,985,000	4,510,781
5.00%, 09/01/2030	15,000	18,615
5.00%, 09/01/2031	1,000,000	1,129,470
Southeastern Pennsylvania Transportation Authority
5.00%, 03/01/2026	875,000	1,069,976
State Public School Building Authority
4.00%, 12/01/2020	1,590,000	1,705,100
5.00%, 12/01/2022	7,370,000	8,472,331
5.00%, 04/01/2023	2,500,000	2,767,500
5.00%, 06/15/2025	3,000,000	3,508,500
5.00%, 06/01/2026	180,000	208,202
5.00%, 06/01/2029	500,000	592,355
5.00%, 12/01/2029	2,000,000	2,369,280
5.25%, 09/15/2030	1,000,000	1,114,800
5.00%, 12/01/2032	3,060,000	3,568,266
Susquehanna Area Regional Airport Authority
6.50%, 01/01/2038	475,000	480,287
Unionville-Chadds Ford School District
5.00%, 06/01/2026	1,000,000	1,231,200
York County School of Technology
5.00%, 02/15/2023	1,200,000	1,388,256
5.00%, 02/15/2028	400,000	464,644
		168,610,438
Puerto Rico - 0.18%
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.00%, 07/01/2019	600,000	457,548
6.13%, 07/01/2024	375,000	287,812
5.25%, 07/01/2042	1,500,000	1,072,500
5.13%, 07/01/2047	1,000,000	1,016,560
Puerto Rico Electric Power Authority
5.00%, 07/01/2019	1,500,000	1,529,070
5.50%, 07/01/2019	500,000	524,900
5.25%, 07/01/2027	145,000	166,604
		5,054,994
Rhode Island - 0.31%
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200,000	1,319,412
Rhode Island Commerce Corp.
5.00%, 06/15/2019	1,040,000	1,105,374
5.00%, 06/15/2020	3,200,000	3,515,776
5.00%, 06/15/2021	625,000	706,569
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2031	710,000	774,993
5.00%, 09/01/2036	100,000	106,504
5.00%, 05/15/2039	600,000	659,868
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund
5.00%, 10/01/2028	500,000	603,745
		8,792,241
South Carolina - 0.71%
Lancaster County School District/SC
5.00%, 03/01/2023	445,000	524,637
Scago Educational Facilities Corp. for Sumter County School 17
4.00%, 12/01/2019	630,000	659,919
4.00%, 12/01/2021	1,895,000	2,029,886
Scago Educational Facilities Corp. for Union School District
5.00%, 12/01/2023	1,060,000	1,248,828
South Carolina Jobs-Economic Development Authority
2.25%, 05/01/2019 (2)	2,000,000	2,001,040
5.00%, 04/01/2047	2,000,000	2,089,160
5.00%, 04/01/2052	1,750,000	1,818,373
South Carolina Public Service Authority
5.00%, 12/01/2021	905,000	1,022,134
5.00%, 12/01/2021	2,000,000	2,258,860
5.00%, 12/01/2035	1,500,000	1,710,300
5.00%, 12/01/2050	2,655,000	2,896,233
State of South Carolina
5.00%, 10/01/2020	975,000	1,087,008
University of South Carolina
4.00%, 05/01/2031	500,000	547,460
		19,893,838
South Dakota - 0.20%
City of Sioux Falls SD
5.00%, 11/01/2042	750,000	765,885
South Dakota Health & Educational Facilities Authority
3.00%, 11/01/2017	450,000	450,662
5.00%, 09/01/2019	300,000	322,359
5.00%, 11/01/2029	800,000	930,200
5.00%, 11/01/2030	1,000,000	1,157,260
5.00%, 11/01/2042	145,000	157,139
5.00%, 11/01/2045	1,500,000	1,668,240
		5,451,745
Tennessee - 1.28%
Blount County Health & Educational Facilities Board
5.00%, 01/01/2037	1,240,000	1,310,407
Chattanooga Health Educational & Housing Facility Board
3.00%, 10/01/2018	500,000	507,475
3.00%, 10/01/2019	600,000	614,640
5.00%, 10/01/2020	205,000	223,602
5.00%, 10/01/2021	1,000,000	1,113,400
5.00%, 10/01/2022	325,000	367,984
5.00%, 10/01/2030	500,000	557,730
5.00%, 10/01/2032	1,215,000	1,342,648
5.00%, 10/01/2035	2,260,000	2,497,933
County of Monroe TN
1.20%, 06/15/2019	1,500,000	1,499,640
Johnson City Health & Educational Facilities Board
5.00%, 08/15/2042	2,000,000	2,128,480
Knox County Health Educational & Housing Facility Board
5.00%, 04/01/2023	1,825,000	2,073,930
5.00%, 04/01/2024	1,000,000	1,148,360
5.00%, 04/01/2027	1,740,000	2,025,673
Lewisburg Industrial Development Board
1.18%, 07/02/2035 (1)	5,500,000	5,499,395
Shelby County Health Educational & Housing Facilities Board
5.00%, 09/01/2037	1,590,000	1,619,701
State of Tennessee
5.00%, 08/01/2018	1,000,000	1,033,470
5.00%, 08/01/2021	1,595,000	1,820,421
Tennessee Energy Acquisition Corp.
5.00%, 02/01/2019	1,100,000	1,152,492
5.25%, 09/01/2019	1,750,000	1,877,977
5.00%, 02/01/2023	1,310,000	1,501,221
5.25%, 09/01/2023	600,000	704,904
5.00%, 02/01/2027	2,725,000	3,214,029
		35,835,512
Texas - 10.14%
Alamito Public Facility Corp.
1.00%, 10/01/2018 (1)	700,000	700,000
Alamo Community College District
4.00%, 02/15/2020	1,000,000	1,065,610
4.00%, 02/15/2021	715,000	778,878
4.00%, 02/15/2022	665,000	737,086
4.00%, 02/15/2023	1,000,000	1,124,040
3.00%, 11/01/2046 (1)	2,100,000	2,170,308
Aledo Independent School District
5.00%, 02/15/2043	475,000	545,195
Austin Affordable Public Facility Corp, Inc.
1.15%, 11/01/2019 (1)	1,000,000	1,001,060
Austin Convention Enterprises, Inc.
5.00%, 01/01/2023	250,000	283,690
5.00%, 01/01/2025	150,000	174,810
5.00%, 01/01/2028	400,000	475,164
5.00%, 01/01/2029	425,000	501,054
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.25%, 12/01/2035	525,000	566,869
Brazos Harbor Industrial Development Corp.
5.90%, 05/01/2038 (1)	1,000,000	1,027,740
Central Texas Regional Mobility Authority
5.00%, 01/01/2022	500,000	569,040
5.00%, 01/01/2022	990,000	1,126,699
5.00%, 01/01/2024	175,000	206,120
5.00%, 01/01/2025	225,000	267,467
5.00%, 01/01/2026	150,000	179,133
5.00%, 01/01/2028	150,000	175,947
5.00%, 01/01/2034	1,475,000	1,680,733
4.00%, 01/01/2041	750,000	755,205
6.00%, 01/01/2041	2,125,000	2,450,784
5.00%, 01/01/2042	1,335,000	1,471,103
5.00%, 01/01/2046	1,600,000	1,794,848
Central Texas Turnpike System
5.00%, 08/15/2037	2,500,000	2,803,175
City of Austin TX
5.00%, 09/01/2019	610,000	655,463
5.00%, 09/01/2033	2,920,000	3,438,680
City of Austin TX Airport System Revenue
5.00%, 11/15/2044	255,000	282,288
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/2020	1,350,000	1,509,543
City of Dallas TX Waterworks & Sewer System Revenue
5.00%, 10/01/2027	530,000	644,310
5.00%, 10/01/2028	2,750,000	3,322,853
5.00%, 10/01/2031	800,000	964,496
City of El Paso TX
5.00%, 08/15/2025	2,245,000	2,711,152
City of Fort Worth TX
5.00%, 03/01/2023	1,000,000	1,174,990
City of Garland TX Water & Sewer System Revenue
5.00%, 03/01/2028	700,000	853,804
City of Houston TX Combined Utility System Revenue
4.00%, 11/15/2021	200,000	221,320
5.00%, 11/15/2022	200,000	234,350
5.00%, 11/15/2023	225,000	268,101
5.00%, 05/15/2028	410,000	479,495
5.00%, 11/15/2033	400,000	476,032
0.92%, 05/15/2034 (1)	10,000,000	10,000,000
City of San Antonio TX
5.00%, 02/01/2019	1,000,000	1,053,160
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2018	4,000,000	4,053,640
5.00%, 02/01/2020	1,000,000	1,089,860
5.00%, 02/01/2020	600,000	653,916
5.00%, 02/01/2023	4,000,000	4,707,480
5.00%, 02/01/2030	1,000,000	1,227,370
2.00%, 02/01/2033 (1)	1,115,000	1,131,190
3.00%, 12/01/2045 (1)	5,000,000	5,238,550
County of Comal TX
4.00%, 02/01/2023	1,000,000	1,117,200
County of Dallas TX
5.00%, 08/15/2024	1,400,000	1,682,114
County of El Paso TX
5.00%, 02/15/2031	1,280,000	1,483,533
County of Williamson TX
5.00%, 02/15/2021	1,000,000	1,126,410
Cypress-Fairbanks Independent School District
5.00%, 02/15/2021	4,720,000	5,310,000
5.00%, 02/15/2027	470,000	574,072
0.90%, 02/15/2040 (1)	1,535,000	1,533,542
1.40%, 02/15/2040 (1)	1,000,000	998,030
3.00%, 02/15/2040 (1)	5,000,000	5,085,600
1.40%, 02/15/2044 (1)	1,000,000	997,750
5.00%, 02/15/2044	1,100,000	1,252,570
Dallas Area Rapid Transit
5.00%, 12/01/2028	2,160,000	2,259,727
Dallas County Community College District
5.00%, 02/15/2021	7,610,000	8,539,790
5.00%, 02/15/2022	7,665,000	8,815,746
Dallas Independent School District
0.00%, 02/15/2023	1,235,000	1,453,570
5.00%, 02/15/2036 (1)	5,485,000	6,265,900
Dallas Love Field
5.00%, 11/01/2035	1,000,000	1,145,050
Dallas Performing Arts Cultural Facilities Corp.
0.93%, 09/01/2041 (1)	3,915,000	3,915,000
Dallas/Fort Worth International Airport
5.00%, 11/01/2017	1,000,000	1,003,240
5.00%, 11/01/2018	1,275,000	1,329,379
5.00%, 11/01/2023	245,000	287,782
5.00%, 11/01/2038	3,110,000	3,445,227
Del Rio Housing Facility Corp.
1.35%, 06/01/2021 (1)	3,000,000	3,000,240
Denton Independent School District
0.00%, 08/15/2025	500,000	424,225
Fort Bend Independent School District
1.35%, 08/01/2042 (1)	505,000	504,439
1.50%, 08/01/2042 (1)	1,000,000	1,004,080
Fort Worth Independent School District
5.00%, 02/15/2022	450,000	518,796
5.00%, 02/15/2024	3,140,000	3,769,005
5.00%, 02/15/2026	1,365,000	1,679,004
Garland Independent School District
5.00%, 02/15/2021	1,000,000	1,125,000
5.00%, 02/15/2022	1,000,000	1,154,260
Harlandale Independent School District
5.00%, 08/01/2030	1,305,000	1,539,065
Harris County Cultural Education Facilities Finance Corp.
5.00%, 06/01/2018	3,000,000	3,079,230
0.98%, 12/01/2024 (1)	1,500,000	1,500,000
5.00%, 01/01/2043	180,000	184,828
7.00%, 01/01/2048	1,550,000	1,971,181
Harris County Flood Control District
5.00%, 10/01/2025	1,000,000	1,205,050
Harris County Health Facilities Development Corp.
7.25%, 12/01/2035	4,500,000	4,821,615
Houston Independent School District
5.00%, 02/15/2025	1,000,000	1,215,210
1.38%, 06/01/2037 (1)	775,000	776,713
Love Field Airport Modernization Corp.
5.00%, 11/01/2028	250,000	278,113
5.25%, 11/01/2040	3,015,000	3,328,198
Lower Colorado River Authority
5.00%, 05/15/2020	1,070,000	1,172,966
5.00%, 05/15/2020	340,000	372,347
5.00%, 05/15/2021	800,000	902,112
5.00%, 05/15/2022	1,025,000	1,178,986
Midlothian Independent School District
2.50%, 08/01/2052 (1)	2,000,000	2,024,480
Mission Economic Development Corp.
1.25%, 01/01/2026 (1)	4,800,000	4,799,472
5.75%, 10/01/2031 (2)	2,250,000	2,360,385
New Hope Cultural Education Facilities Finance Corp.
5.00%, 04/01/2031	335,000	369,837
5.00%, 11/01/2031	1,000,000	1,112,280
5.00%, 07/01/2035	2,100,000	2,282,259
5.00%, 04/01/2036	355,000	384,341
5.00%, 11/01/2040	1,100,000	1,198,780
5.00%, 07/01/2047	1,075,000	1,154,808
5.00%, 04/01/2048	1,250,000	1,334,287
5.50%, 11/15/2052	150,000	150,417
Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505,000	583,926
North East Independent School District/TX
1.42%, 08/01/2040 (1)	490,000	486,193
North Texas Tollway Authority
5.00%, 01/01/2020	500,000	541,940
5.00%, 09/01/2020	1,445,000	1,602,057
5.00%, 01/01/2022	325,000	372,031
5.00%, 01/01/2023	3,500,000	4,090,485
5.00%, 01/01/2023	235,000	274,647
5.00%, 01/01/2031	1,900,000	2,188,382
5.00%, 01/01/2033	3,150,000	3,605,868
5.00%, 01/01/2036	550,000	633,699
5.00%, 01/01/2039	170,000	194,529
6.25%, 01/01/2039	65,000	68,791
6.25%, 01/01/2039	275,000	292,627
5.00%, 01/01/2040	2,000,000	2,226,560
Permanent University Fund - University of Texas System
5.00%, 07/01/2029	235,000	285,201
Plano Independent School District
5.00%, 02/15/2018	820,000	832,267
5.00%, 02/15/2020	550,000	600,644
5.00%, 02/15/2021	550,000	618,750
5.00%, 02/15/2022	1,225,000	1,411,151
Rockwall Independent School District
0.00%, 02/15/2024	1,005,000	892,691
State of Texas
5.00%, 08/01/2018	1,325,000	1,368,897
4.00%, 08/30/2018	7,000,000	7,189,420
5.00%, 04/01/2019	2,000,000	2,119,300
5.00%, 08/01/2019	2,815,000	3,018,919
5.00%, 10/01/2019	1,950,000	2,102,432
5.00%, 04/01/2020	2,000,000	2,190,880
5.00%, 04/01/2020	2,845,000	2,902,554
2.00%, 08/01/2025 (1)	1,050,000	1,050,483
5.00%, 04/01/2027	5,000,000	6,131,450
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2035	1,750,000	1,868,948
5.00%, 11/15/2040	1,800,000	1,903,176
0.93%, 10/01/2041 (1)	2,100,000	2,100,000
8.25%, 11/15/2044	500,000	533,560
5.00%, 11/15/2046	1,500,000	1,670,550
Texas Municipal Gas Acquisition & Supply Corp. I
5.25%, 12/15/2022	450,000	517,792
1.58% (3 Month LIBOR USD + 0.700%), 12/15/2026 (3)	1,250,000	1,223,013
6.25%, 12/15/2026	8,685,000	10,595,179
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2019	3,000,000	3,252,210
5.00%, 12/15/2032	3,000,000	3,331,020
Texas State University System
5.00%, 03/15/2026	800,000	979,456
5.00%, 03/15/2029	610,000	741,650
5.00%, 03/15/2032	1,325,000	1,581,335
Texas Transportation Commission State Highway Fund
5.00%, 10/01/2023	5,000,000	5,964,850
Texas Water Development Board
5.00%, 10/15/2031	2,000,000	2,438,320
The University of Texas System
5.00%, 08/15/2021	505,000	576,463
5.00%, 08/15/2026	1,750,000	2,172,975
Travis County Health Facilities Development Corp.
7.00%, 11/01/2030	195,000	222,953
University of Houston
5.00%, 02/15/2030	860,000	1,027,115
University of Texas System/The
5.25%, 08/15/2018	1,170,000	1,213,302
5.00%, 08/15/2021	3,000,000	3,424,530
5.00%, 08/15/2022	1,000,000	1,165,700
5.00%, 08/15/2022	1,000,000	1,165,700
		284,067,613
Utah - 0.48%
City of Murray UT
0.92%, 05/15/2037 (1)	2,685,000	2,685,000
Salt Lake City Airport Revenue, Tender Option Bond Trust, Ser 2017-ZM0551
1.12%, 07/01/2025 (1) (2)	400,000	400,000
Salt Lake City Corp Airport Revenue
5.00%, 07/01/2022	1,500,000	1,729,110
5.00%, 07/01/2025	1,000,000	1,203,870
5.00%, 07/01/2026	1,700,000	2,064,650
Salt Lake City Utah Airport Revenue, Tender Option Bond Trust, Ser 2017-XM0493
1.19%, 07/01/2047 (1) (2)	1,500,000	1,500,000
Salt Lake City Utah Airport Revenue, Tender Option Bond Trust, Ser 2017-XM0506
1.19%, 07/01/2042 (1) (2)	2,600,000	2,600,000
Salt Lake City Utah Airport Revenue, Tender Option Bond Trust, Ser 2017-ZF0540
1.14%, 01/01/2025 (1) (2)	200,000	200,000
Utah Charter School Finance Authority
4.50%, 06/15/2027 (2)	1,000,000	1,002,280
		13,384,910
Vermont - 0.11%
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000,000	1,160,650
5.00%, 10/15/2029	890,000	1,014,805
Vermont Student Assistance Corp.
5.00%, 06/15/2025	800,000	911,016
		3,086,471
Virgin Islands - 0.11%
Virgin Islands Public Finance Authority
5.00%, 10/01/2032 (2)	3,000,000	3,179,550
Virginia - 3.21%
Chesapeake Bay Bridge & Tunnel District
5.00%, 07/01/2051	1,000,000	1,117,700
Chesterfield County Economic Development Authority
5.00%, 05/01/2023	200,000	210,840
City of Alexandria VA
4.50%, 06/15/2019	2,250,000	2,383,560
City of Richmond VA Public Utility Revenue
5.00%, 01/15/2022	1,500,000	1,726,410
County of Arlington VA
5.00%, 08/15/2020	1,630,000	1,809,870
5.00%, 08/15/2023	1,850,000	2,210,010
County of Botetourt VA
4.75%, 07/01/2023	100,000	104,554
6.00%, 07/01/2034	1,500,000	1,638,030
County of Henrico VA Water & Sewer Revenue
5.00%, 05/01/2022	2,240,000	2,599,587
County of Isle Wight VA
4.00%, 04/01/2020	700,000	749,812
County of Loudoun VA
5.00%, 12/01/2023	825,000	991,081
Fairfax County Industrial Development Authority
5.00%, 05/15/2035	1,175,000	1,321,945
5.00%, 05/15/2044	975,000	1,094,945
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500,000	565,125
Greater Richmond Convention Center Authority
5.00%, 06/15/2020	1,000,000	1,097,280
Hanover County Economic Development Authority
5.00%, 07/01/2042	1,000,000	1,037,950
5.00%, 07/01/2047	2,000,000	2,070,660
Newport News Economic Development Authority
5.00%, 12/01/2038	1,000,000	1,058,280
Norfolk Economic Development Authority
5.00%, 11/01/2020	645,000	718,214
Prince William County Industrial Development Authority
1.35%, 07/01/2019 (1)	2,000,000	2,003,940
Stafford County Economic Development Authority
5.00%, 06/15/2030	150,000	170,967
5.00%, 06/15/2033	150,000	167,697
5.00%, 06/15/2034	500,000	555,415
4.00%, 06/15/2037	50,000	50,548
Virginia College Building Authority
5.00%, 02/01/2018	5,000,000	5,067,550
5.00%, 09/01/2023	1,000,000	1,187,300
5.00%, 02/01/2024	2,475,000	2,961,338
5.00%, 02/01/2026	1,000,000	1,227,340
5.00%, 07/01/2030 (2)	500,000	546,075
5.00%, 07/01/2045 (2)	500,000	522,815
5.00%, 07/01/2045 (2)	1,000,000	1,045,630
Virginia Commonwealth Transportation Board
5.00%, 05/15/2020	1,365,000	1,500,436
5.00%, 05/15/2021	2,280,000	2,581,393
5.00%, 05/15/2022	2,000,000	2,317,860
5.00%, 09/15/2022	1,000,000	1,154,780
Virginia Public Building Authority
5.00%, 08/01/2022	1,490,000	1,736,506
5.00%, 08/01/2022	1,050,000	1,223,712
Virginia Public School Authority
5.00%, 07/15/2018	1,510,000	1,558,079
5.00%, 08/01/2018	1,480,000	1,529,787
5.00%, 07/15/2020	3,000,000	3,321,540
5.00%, 08/01/2021	6,000,000	6,835,920
5.00%, 08/01/2022	2,505,000	2,928,345
5.00%, 08/01/2022	3,275,000	3,816,816
5.00%, 08/01/2022	1,000,000	1,165,440
Virginia Resources Authority
5.00%, 11/01/2021	1,800,000	2,067,516
Virginia Small Business Financing Authority
5.00%, 11/01/2019	1,100,000	1,187,406
5.00%, 01/01/2040	1,860,000	2,007,126
5.00%, 01/01/2040	3,205,000	3,458,516
5.50%, 01/01/2042	3,975,000	4,411,216
Wise County Industrial Development Authority
1.88%, 11/01/2040 (1)	5,000,000	5,043,450
		89,858,312
Washington - 2.10%
City of Kent WA
5.00%, 12/01/2027	695,000	851,980
5.00%, 12/01/2028	860,000	1,048,168
City of Tacoma WA Electric System Revenue
5.00%, 01/01/2039	675,000	784,438
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460,000	537,335
Clark County Public Utility District No 1
5.00%, 01/01/2022	425,000	486,880
5.00%, 01/01/2023	750,000	876,532
County of King WA Sewer Revenue
0.98%, 01/01/2032 (1)	8,250,000	8,250,000
Energy Northwest
5.00%, 07/01/2018	1,000,000	1,029,810
King County Public Hospital District No 1
5.00%, 12/01/2032	4,500,000	5,208,255
Pierce County School District No 3 Puyallup
5.00%, 12/01/2032	1,000,000	1,217,200
Port of Seattle WA
5.00%, 03/01/2021	900,000	1,012,671
Skagit County Public Hospital District No 1
5.00%, 12/01/2020	1,750,000	1,887,113
State of Washington
5.00%, 01/01/2019	2,000,000	2,098,160
5.00%, 07/01/2019	3,150,000	3,363,885
5.00%, 08/01/2019	730,000	781,918
5.00%, 02/01/2020	2,420,000	2,636,856
5.00%, 07/01/2021	1,200,000	1,364,088
5.00%, 08/01/2021	2,000,000	2,279,440
5.00%, 08/01/2027	235,000	289,222
5.00%, 08/01/2027	550,000	664,565
5.00%, 08/01/2028	235,000	287,104
5.00%, 08/01/2030	235,000	283,755
5.00%, 07/01/2031	5,000,000	5,881,350
5.00%, 02/01/2036	1,800,000	2,121,426
Washington Health Care Facilities Authority
5.00%, 10/01/2017	1,150,000	1,150,000
5.00%, 10/01/2021	1,510,000	1,724,254
5.00%, 08/15/2030	1,000,000	1,156,730
1.99% (SIFMA Municipal Swap Index + 1.050%), 01/01/2042 (3)	5,000,000	5,012,800
Washington Higher Education Facilities Authority
5.00%, 10/01/2029	1,855,000	2,137,665
Washington State Housing Finance Commission
4.00%, 07/01/2026 (2)	1,285,000	1,301,422
5.00%, 07/01/2031 (2)	1,000,000	1,052,000
		58,777,022
West Virginia - 0.36%
County of Pleasants WV
5.25%, 10/15/2037	1,905,000	1,856,594
Monongalia County West Virginia Commission Refunding And Improvement University Town Center
5.50%, 06/01/2037	200,000	201,026
5.75%, 06/01/2043	200,000	201,012
School Building Authority of West Virginia
5.00%, 07/01/2020	500,000	550,280
5.00%, 07/01/2022	695,000	804,254
5.00%, 07/01/2024	500,000	599,420
West Virginia Economic Development Authority
1.20%, 02/01/2018	3,500,000	3,498,915
5.38%, 12/01/2038	885,000	969,190
1.70%, 01/01/2041 (1)	1,515,000	1,507,728
		10,188,419
Wisconsin - 1.04%
County of La Crosse WI
3.00%, 10/01/2017	510,000	510,000
Milwaukee Redevelopment Authority
5.00%, 11/15/2031	570,000	665,771
5.00%, 11/15/2032	500,000	580,960
Public Finance Authority
5.00%, 05/15/2021 (2)(5)	185,000	200,960
3.00%, 11/15/2022 (2)(5)	90,000	91,091
3.50%, 11/15/2023 (2)(5)	65,000	66,209
3.95%, 11/15/2024 (2)(5)	50,000	51,506
5.00%, 12/01/2025	500,000	567,630
4.13%, 05/01/2026 (2)	800,000	798,544
6.25%, 08/01/2027 (2)	1,000,000	1,069,580
5.00%, 05/15/2028 (2)(5)	200,000	220,420
4.00%, 08/01/2035	2,750,000	2,677,977
5.25%, 05/15/2037 (2)(5)	500,000	542,550
5.00%, 01/01/2042	600,000	630,330
5.25%, 05/15/2042 (2)(5)	60,000	64,693
5.25%, 05/15/2047 (2)(5)	60,000	64,399
5.25%, 05/15/2052 (2)(5)	115,000	122,964
State of Wisconsin
5.00%, 05/01/2018	1,000,000	1,023,210
5.00%, 05/01/2020	1,600,000	1,759,008
5.00%, 11/01/2020	2,005,000	2,239,685
5.00%, 05/01/2034	2,000,000	2,340,060
Wisconsin Health & Educational Facilities Authority
5.00%, 05/01/2022	550,000	614,339
5.00%, 12/01/2022	560,000	641,385
4.00%, 02/15/2025	270,000	299,776
4.00%, 02/15/2026	510,000	562,015
5.00%, 02/15/2027	300,000	351,615
4.00%, 02/15/2031	460,000	478,253
4.00%, 02/15/2033	550,000	565,317
0.95%, 08/15/2034 (1)	9,000,000	9,000,000
5.00%, 09/01/2036	335,000	370,262
		29,170,509
Total Municipal Bonds (Cost $2,713,153,326)		$2,745,539,332

SHORT-TERM INVESTMENTS - 2.15%
Money Market Funds - 2.15%
Fidelity Institutional Money Market Government Funds - Class I, 0.91% (4)	30,145,945	$30,145,945
Goldman Sachs Financial Square Treasury Solutions Fund - Class I, 0.84% (4)	30,145,944	30,145,944
Total Short-Term Investments (Cost $60,291,889)		$60,291,889
TOTAL INVESTMENTS IN SECURITIES - 100.14%
(Cost $2,773,445,215)		$2,805,831,221
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.14)%		(3,824,466)
TOTAL NET ASSETS - 100.00%		$2,802,006,755

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of September 30, 2017.
(2)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $57,663,557, which represents 2.06% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2017.
(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Security is categorized as Level 3 per the Trust's fair value hierarchy. The value of these securities total $14,834,979, which represents 0.53% of total net assets.

MUNICIPAL BONDS
Education	12.62%
General Obligation	23.94%
General Revenue	22.78%
Healthcare	14.89%
Housing	2.56%
Transportation	12.57%
Utilities	8.63%
Total Municipal Bonds	97.99%
SHORT-TERM INVESTMENTS	2.15%
TOTAL INVESTMENTS	100.14%
Liabilities in Excess of Other Assets	-0.14%
TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Large Cap Growth Fund
Schedule of Investments
September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.57%
Consumer Discretionary - 16.61%
Adidas AG	64,774	$14,669,083
Advance Auto Parts, Inc.	684	67,853
Amazon.com, Inc. (1)	123,640	118,861,314
AMC Networks, Inc. (1)	2,036	119,045
Aramark	3,846	156,186
AutoZone, Inc. (1)	45,382	27,007,282
Borgwarner, Inc.	759	38,884
Bright Horizons Family Solutions, Inc. (1)	1,893	163,196
Brunswick Corp.	2,649	148,265
Burlington Stores, Inc. (1)	1,533	146,340
Cable One, Inc.	182	131,426
CarMax, Inc. (1)	103,175	7,821,697
Carter's, Inc.	1,764	174,195
CBS Corp.	13,523	784,334
Charter Communications, Inc. (1)	48,039	17,458,333
Chipotle Mexican Grill, Inc. (1)	130,157	40,066,229
Choice Hotels International, Inc.	1,173	74,955
Coach, Inc.	1,752	70,571
Comcast Corp. - Class A	743,412	28,606,494
D. R. Horton, Inc.	6,983	278,831
Darden Restaurants, Inc.	4,861	382,950
Delphi Automotive Plc	10,432	1,026,509
Dick's Sporting Goods, Inc.	2,504	67,633
DISH Network Corp. (1)	6,471	350,922
Dollar General Corp.	4,067	329,630
Dollar Tree, Inc. (1)	205,891	17,875,457
Domino's Pizza, Inc.	1,839	365,133
Dunkin' Brands Group, Inc.	3,491	185,302
Expedia, Inc.	29,045	4,180,737
Extended Stay America, Inc.	4,218	84,360
Floor & Decor Holdings, Inc. (1)	753	29,314
Foot Locker, Inc.	332	11,693
Gap, Inc.	326	9,627
Gentex Corp.	7,016	138,917
Genuine Parts Co.	2,331	222,960
Grand Canyon Education, Inc. (1)	118,742	10,784,148
H&R Block, Inc.	1,108	29,340
Hanesbrands, Inc.	13,845	341,141
Harley-Davidson, Inc.	4,862	234,397
Hasbro, Inc.	3,255	317,916
Hilton Grand Vacations, Inc. (1)	2,718	104,996
Hilton Worldwide Holdings, Inc.	6,832	474,482
Home Depot, Inc.	46,091	7,538,644
Industria de Diseno Textil SA - ADR	547,632	10,344,768
Interpublic Group of Companies, Inc.	12,794	265,987
L Brands, Inc.	1,318	54,842
Las Vegas Sands Corp.	13,734	881,173
Laureate Education, Inc. (1)	396,671	5,771,563
Lear Corp.	2,117	366,410
Leggett & Platt, Inc.	4,113	196,314
Liberty Expedia Holdings, Inc. (1)	381	20,235
Liberty Interactive Corp. (1)	8,639	203,621
Lions Gate Entertainment Corp. - Class A (1)	1,403	46,914
Lions Gate Entertainment Corp. - Class B (1)	2,446	77,742
Live Nation Entertainment, Inc. (1)	5,024	218,795
LKQ Corp. (1)	1,651	59,420
Lowes Companies, Inc.	763,313	61,019,241
Lululemon Athletica, Inc. (1)	113,521	7,066,682
Marriott International, Inc.	147,641	16,278,897
Mattel, Inc.	2,346	36,316
McDonald's Corp.	114,113	17,879,225
MGM Resorts International	1,448	47,190
Michael Kors Holdings Ltd. (1)	426	20,384
Mohawk Industries, Inc. (1)	145	35,889
Morningstar, Inc.	692	58,813
Netflix, Inc. (1)	170,606	30,939,398
Newell Brands, Inc.	302,300	12,899,141
Nike, Inc.	901,203	46,727,376
Nordstrom, Inc.	4,477	211,091
NVR, Inc. (1)	127	362,585
Omnicom Group, Inc.	9,097	673,815
O'Reilly Automotive, Inc. (1)	3,282	706,844
Polaris Industries, Inc.	2,222	232,488
Pool Corp.	1,501	162,363
Pulte Group, Inc.	2,993	81,799
Regal Entertainment Group	847	13,552
Ross Stores, Inc.	14,620	944,013
Sally Beauty Holdings, Inc. (1)	1,690	33,090
Scripps Networks Interactive, Inc.	1,803	154,860
Service Corp. International	6,920	238,740
ServiceMaster Global Holdings, Inc. (1)	5,046	235,800
Sirius XM Holdings, Inc.	52,446	289,502
Six Flags Entertainment Corp.	223,686	13,631,425
Skechers USA, Inc. (1)	2,035	51,058
Starbucks Corp.	1,267,069	68,054,276
Steven Madden Ltd. (1)	181,017	7,838,036
Tempur Sealy International, Inc. (1)	635	40,970
Tesla, Inc. (1)	40,571	13,838,768
The Madison Square Garden Co. (1)	45	9,635
The Michaels Companies, Inc. (1)	455,284	9,774,947
The Priceline Group, Inc. (1)	33,806	61,892,701
Thor Industries, Inc.	1,850	232,934
TJX Companies, Inc.	500,841	36,927,007
Toll Brothers, Inc.	2,546	105,583
Tractor Supply Co.	4,870	308,222
TripAdvisor, Inc. (1)	1,861	75,426
Tupperware Brands Corp.	1,933	119,498
Twenty-First Century Fox, Inc. - Class A	2,818	74,339
Ulta Beauty, Inc. (1)	131,863	29,808,950
Under Armour, Inc. - Class A (1)	4,841	79,780
Under Armour, Inc. - Class C (1)	5,518	82,880
Vail Resorts, Inc.	39,112	8,922,229
VF Corp.	9,175	583,255
Visteon Corp. (1)	1,225	151,618
Walt Disney Co.	41,044	4,045,707
Wayfair, Inc. (1)	1,492	100,561
Wendy's Co.	7,148	111,008
Whirlpool Corp.	246	45,372
Williams-Sonoma, Inc.	610	30,415
Wyndham Worldwide Corp.	3,876	408,569
Wynn Resorts Ltd.	3,013	448,696
Yum China Holdings, Inc. (1)	12,373	494,549
Yum! Brands, Inc.	13,488	992,852
		777,068,865
Consumer Staples - 5.54%
Altria Group, Inc.	74,035	4,695,300
Blue Buffalo Pet Products, Inc. (1)	3,330	94,405
Brown Forman Corp. - Class A	2,081	115,891
Brown Forman Corp. - Class B	6,285	341,276
Campbell Soup Co.	4,385	205,306
Church & Dwight Co., Inc.	9,482	459,403
Clorox Co.	4,172	550,329
Coca Cola Co.	1,517,643	68,309,111
Colgate Palmolive Co.	5,132	373,866
Constellation Brands, Inc. (1)	6,190	1,234,596
Costco Wholesale Corp.	147,396	24,215,689
Dr Pepper Snapple Group, Inc.	6,883	608,939
Energizer Holdings, Inc.	2,199	101,264
General Mills, Inc.	15,611	808,025
Herbalife Ltd. (1)	96,457	6,542,678
Kellogg Co.	263,724	16,448,466
Kimberly-Clark Corp.	11,656	1,371,678
Kroger Co.	18,533	371,772
Lamb Weston Holdings, Inc.	1,252	58,706
Lauder Estee Companies, Inc.	8,417	907,689
McCormick & Co., Inc.	4,583	470,399
Molson Coors Brewing Co.	305,815	24,966,737
Mondelez International, Inc.	1,126,092	45,786,901
Monster Beverage Corp. (1)	327,852	18,113,823
Nu Skin Enterprises, Inc.	529	32,523
PepsiCo, Inc.	47,496	5,292,479
Philip Morris International, Inc.	5,317	590,240
Pilgrim's Pride Corp. (1)	1,686	47,899
Procter & Gamble Co.	341,190	31,041,466
Rite Aid Corp. (1)	17,637	34,569
Spectrum Brands Holdings, Inc.	895	94,798
Sprouts Farmers Market, Inc. (1)	5,146	96,590
Sysco Corp.	19,050	1,027,748
The Hershey Co.	4,734	516,811
TreeHouse Foods, Inc. (1)	562	38,064
Walgreens Boots Alliance, Inc.	43,643	3,370,112
		259,335,548
Energy - 4.81%
Antero Resources Corp. (1)	4,230	84,177
Apache Corp.	854	39,113
Cabot Oil & Gas Corp.	12,170	325,547
Cheniere Energy, Inc. (1)	5,111	230,199
Chesapeake Energy Corp. (1)	2,829	12,165
Cimarex Energy Co.	93,286	10,603,820
ConocoPhillips	507,375	25,394,119
Continental Resources, Inc. (1)	1,496	57,761
Core Laboratories NV	362,273	35,756,345
Devon Energy Corp.	1,476	54,184
Diamondback Energy, Inc. (1)	858	84,050
EOG Resources, Inc.	178,100	17,229,394
Exxon Mobil Corp.	592,795	48,597,334
Gulfport Energy Corp. (1)	679	9,737
Halliburton Co.	22,952	1,056,481
Laredo Petroleum, Inc. (1)	5,968	77,166
Newfield Exploration Co. (1)	7,720	229,052
ONEOK, Inc.	14,421	799,068
Parsley Energy, Inc. (1)	5,611	147,794
Pioneer Natural Resources Co.	70,255	10,365,423
Rice Energy, Inc. (1)	3,164	91,566
RPC, Inc.	1,966	48,737
RSP Permian, Inc. (1)	2,482	85,852
Schlumberger Ltd.	1,054,440	73,557,734
The Williams Companies, Inc.	4,623	138,736
		225,075,554
Financials - 6.84%
Affiliated Managers Group, Inc.	42,260	8,022,216
Allstate Corp.	3,821	351,188
American International Group, Inc.	4,174	256,242
Ameriprise Financial, Inc.	5,144	763,935
Aon Plc	179,145	26,173,085
Arch Capital Group Ltd. (1)	758	74,663
Arthur J. Gallagher & Co.	4,703	289,470
Aspen Insurance Holdings Ltd.	666	26,906
Assurant, Inc.	403	38,495
Bank of the Ozarks, Inc.	2,204	105,902
BGC Partners, Inc.	1,893	27,392
Capital One Financial Corp.	1,229	104,047
CBOE Holdings, Inc.	4,184	450,324
Charles Schwab Corp.	36,502	1,596,597
Citigroup, Inc.	768,805	55,922,876
Commerce Bancshares, Inc.	325,725	18,817,133
Credit Acceptance Corp. (1)	394	110,387
East West Bancorp, Inc.	157,692	9,426,828
Eaton Vance Corp.	4,145	204,639
Erie Indemnity Co.	662	79,817
Federated Investors, Inc.	970	28,809
First Republic Bank	5,041	526,583
Intercontinental Exchange, Inc.	932,387	64,054,987
Invesco Ltd.	2,057	72,077
Lazard Ltd.	4,223	190,964
Legg Mason, Inc.	707	27,792
Leucadia National Corp.	2,731	68,958
LPL Financial Holdings, Inc.	3,380	174,307
MarketAxess Holdings, Inc.	1,413	260,713
Marsh & McLennan Companies, Inc.	19,750	1,655,247
Moody's Corp.	6,471	900,828
Morgan Stanley	675,325	32,530,405
MSCI, Inc.	3,355	392,199
Pinnacle Financial Partners, Inc.	760	50,882
Raymond James Financial, Inc.	1,188	100,184
S&P Global, Inc.	9,963	1,557,317
SEI Investments Co.	5,041	307,803
Signature Bank (1)	65,801	8,425,160
State Street Corp.	358,061	34,209,148
SunTrust Banks, Inc.	259,430	15,506,131
SVB Financial Group (1)	1,508	282,132
T. Rowe Price Group, Inc.	1,331	120,655
TD Ameritrade Holding Corp.	8,590	419,192
The Goldman Sachs Group, Inc.	43,742	10,375,165
The Progressive Corp.	515,171	24,944,580
Voya Financial, Inc.	380	15,158
Western Alliance Bancorp (1)	1,967	104,408
XL Group Ltd.	2,960	116,772
		320,260,698
Healthcare - 14.28%
AbbVie, Inc.	114,772	10,198,640
ABIOMED, Inc. (1)	1,538	259,307
ACADIA Pharmaceuticals, Inc. (1)	3,640	137,119
Aetna, Inc.	3,998	635,722
Agilent Technologies, Inc.	2,970	190,674
Agios Pharmaceuticals, Inc. (1)	1,423	94,985
Akorn, Inc. (1)	3,317	110,091
Alexion Pharmaceuticals, Inc. (1)	53,429	7,495,554
Align Technology, Inc. (1)	48,123	8,963,871
Alkermes Plc (1)	5,812	295,482
Allergan Plc	128,654	26,367,637
Alnylam Pharmaceuticals, Inc. (1)	2,617	307,471
AmerisourceBergen Corp.	6,038	499,644
Amgen, Inc.	8,116	1,513,228
Athenahealth, Inc. (1)	1,475	183,431
Baxter International, Inc.	1,769	111,005
Becton Dickinson and Co.	8,593	1,683,798
Biogen, Inc. (1)	51,999	16,281,927
BioMarin Pharmaceutical, Inc. (1)	241,669	22,492,134
Bio-Techne Corp.	1,413	170,818
Bioverativ, Inc. (1)	4,158	237,297
Boston Scientific Corp. (1)	281,997	8,225,852
Bristol Myers Squibb Co.	474,582	30,249,857
Bruker Corp.	1,401	41,680
C.R. Bard, Inc.	2,786	892,913
Celgene Corp. (1)	352,203	51,358,241
Centene Corp. (1)	788	76,255
Cerner Corp. (1)	597,403	42,606,782
Charles River Laboratories International, Inc. (1)	1,765	190,655
Cigna Corp.	8,329	1,557,023
Danaher Corp.	238,521	20,460,331
DexCom, Inc. (1)	3,203	156,707
Edwards Lifesciences Corp. (1)	87,403	9,554,022
Eli Lilly & Co.	37,413	3,200,308
Exelixis, Inc. (1)	11,004	266,627
Express Scripts Holding Co. (1)	1,470	93,080
Gilead Sciences, Inc.	35,726	2,894,521
HCA Healthcare, Inc. (1)	774	61,603
Henry Schein, Inc. (1)	6,046	495,712
Hill-Rom Holdings, Inc.	2,340	173,160
Hologic, Inc. (1)	5,923	217,315
Humana, Inc. (1)	65,523	15,963,368
IDEXX Laboratories, Inc. (1)	3,297	512,651
Illumina, Inc. (1)	49,547	9,869,762
Incyte Corp. (1)	6,493	757,993
Intercept Pharmaceuticals, Inc. (1)	640	37,146
Intrexon Corp. (1)	1,858	35,321
Intuitive Surgical, Inc. (1)	1,401	1,465,278
Ionis Pharmaceuticals, Inc. (1)	4,697	238,138
Johnson & Johnson	287,807	37,417,788
LifePoint Health, Inc. (1)	207	11,985
McKesson Corp.	855	131,337
Medtronic Plc	375,268	29,184,592
Merck & Co., Inc.	5,674	363,306
Mettler-Toledo International, Inc. (1)	980	613,637
Neurocrine Biosciences, Inc. (1)	3,307	202,653
Novo Nordisk A/S - ADR	771,659	37,155,381
OPKO Health, Inc. (1)	1,406	9,645
Patterson Companies, Inc.	296	11,440
PerkinElmer, Inc.	756	52,141
Pfizer, Inc.	1,214,445	43,355,687
Premier, Inc. (1)	553	18,011
QIAGEN NV - NASDAQ Listed	2,969	93,524
Quintiles IMS Holdings, Inc. (1)	3,167	301,087
Regeneron Pharmaceuticals, Inc. (1)	95,108	42,524,689
ResMed, Inc.	5,523	425,050
Seattle Genetics, Inc. (1)	3,609	196,366
Shire Plc - ADR	46,149	7,067,258
Stryker Corp.	13,033	1,850,947
Teleflex, Inc.	258	62,428
TESARO, Inc. (1)	1,406	181,515
The Cooper Companies, Inc.	1,418	336,222
Thermo Fisher Scientific, Inc.	70,129	13,268,407
UnitedHealth Group, Inc.	406,504	79,613,808
Varian Medical Systems, Inc. (1)	3,508	351,010
Veeva Systems, Inc. (1)	129,626	7,312,203
Vertex Pharmaceuticals, Inc. (1)	79,252	12,049,474
Waters Corp. (1)	2,916	523,480
WellCare Health Plans, Inc. (1)	1,566	268,945
West Pharmaceutical Services, Inc.	63,462	6,108,852
Zoetis, Inc.	743,365	47,396,952
		668,341,956
Industrials - 9.32%
3M Co.	22,193	4,658,311
A.O. Smith Corp.	5,574	331,263
Acuity Brands, Inc.	1,098	188,065
Air Lease Corp.	238	10,144
Alaska Air Group, Inc.	3,740	285,250
Allegion Plc	3,552	307,141
Allison Transmission Holdings, Inc.	5,040	189,151
American Airlines Group, Inc.	7,237	343,685
AMETEK, Inc.	1,378	91,003
Armstrong World Industries, Inc. (1)	1,701	87,176
Boeing Co.	97,666	24,827,674
BWX Technologies, Inc.	236,960	13,274,499
C.H. Robinson Worldwide, Inc.	5,289	402,493
Caterpillar, Inc.	19,810	2,470,505
Cintas Corp.	3,282	473,527
Clean Harbors, Inc. (1)	1,303	73,880
Copa Holdings SA	70	8,717
Copart, Inc. (1)	7,632	262,312
CSX Corp.	202,299	10,976,744
Cummins, Inc.	1,939	325,810
Deere & Co.	74,096	9,305,717
Donaldson Co., Inc.	4,560	209,486
Dover Corp.	619	56,570
Dun & Bradstreet Corp.	80,928	9,420,829
Eaton Corp. Plc	202,730	15,567,637
Emerson Electric Co.	3,438	216,044
Equifax, Inc.	4,511	478,121
Expeditors International of Washington, Inc.	4,893	292,895
Fastenal Co.	309,343	14,099,854
FedEx Corp.	9,490	2,140,754
Fortive Corp.	10,887	770,691
Fortune Brands Home & Security, Inc.	5,404	363,311
Gardner Denver Holdings, Inc. (1)	1,399	38,500
General Dynamics Corp.	4,041	830,749
General Electric Co.	590,550	14,279,499
Graco, Inc.	2,125	262,841
HD Supply Holdings, Inc. (1)	7,559	272,653
Heico Corp.	931	83,613
Heico Corp. - Class A	1,910	145,542
Hexcel Corp. (1)	2,192	125,865
Honeywell International, Inc.	228,034	32,321,539
Hubbell, Inc.	1,285	149,086
Huntington Ingalls Industries, Inc.	1,432	324,262
IDEX Corp.	2,744	333,314
IHS Markit Ltd. (1)	8,483	373,931
Illinois Tool Works, Inc.	11,632	1,721,071
Ingersoll-Rand Plc	4,839	431,494
J.B. Hunt Transportation Services, Inc.	337,715	37,513,382
Johnson Controls International Plc	448,340	18,063,619
KAR Auction Services, Inc.	5,143	245,527
Landstar System, Inc.	1,788	178,174
Lennox International, Inc.	1,495	267,560
Lincoln Electric Holdings, Inc.	2,196	201,329
Lockheed Martin Corp.	8,605	2,670,045
Masco Corp.	7,983	311,417
MSC Industrial Direct Co., Inc.	685	51,765
Nordson Corp.	2,150	254,775
Northrop Grumman Corp.	6,151	1,769,766
Old Dominion Freight Line, Inc. (1)	1,455	160,210
Parker-Hannifin Corp.	74,140	12,975,983
Quanta Services, Inc. (1)	1,309	48,917
Raytheon Co.	248,735	46,408,976
Robert Half International, Inc.	4,613	232,218
Rockwell Automation, Inc.	62,298	11,102,127
Rockwell Collins, Inc.	6,160	805,174
Rollins, Inc.	3,666	169,149
Roper Technologies, Inc.	3,618	880,621
Sensata Technologies Holding NV (1)	3,262	156,804
Snap-on, Inc.	281	41,872
Southwest Airlines Co.	21,655	1,212,247
Stanley Black & Decker, Inc.	592	89,374
The Middleby Corp. (1)	2,175	278,770
The Toro Co.	4,145	257,239
TransDigm Group, Inc.	36,763	9,398,461
TransUnion (1)	5,726	270,611
Union Pacific Corp.	188,085	21,812,217
United Parcel Service, Inc.	328,663	39,469,140
United Rentals, Inc. (1)	3,203	444,384
United Technologies Corp.	304,460	35,341,717
Univar, Inc. (1)	4,012	116,067
Verisk Analytics, Inc. (1)	219,547	18,264,115
W.W. Grainger, Inc.	1,885	338,829
WABCO Holdings, Inc. (1)	1,956	289,488
Wabtec Corp.	104,975	7,951,856
Waste Management, Inc.	13,989	1,094,919
Watsco, Inc.	1,185	190,868
Welbilt, Inc. (1)	4,919	113,383
XPO Logistics, Inc. (1)	3,264	221,234
Xylem, Inc.	3,483	218,140
		436,085,687
Information Technology - 34.23%
Accenture Plc	23,725	3,204,536
Activision Blizzard, Inc.	213,222	13,754,951
Acxiom Corp. (1)	239,558	5,902,709
Adobe Systems, Inc. (1)	198,020	29,540,624
Advanced Micro Devices, Inc. (1)	30,999	395,237
Alibaba Group Holding Ltd. - ADR (1)	201,132	34,737,508
Alliance Data Systems Corp.	147,798	32,744,647
Alphabet, Inc. - Class A (1)	154,262	150,207,995
Alphabet, Inc. - Class C (1)	80,107	76,831,425
Amphenol Corp.	11,560	978,438
Analog Devices, Inc.	14,090	1,214,135
ANSYS, Inc. (1)	3,218	394,945
Apple, Inc.	799,677	123,246,219
Applied Materials, Inc.	41,572	2,165,486
Arista Networks, Inc. (1)	2,003	379,789
Atlassian Corporation Plc (1)	2,626	92,304
Autodesk, Inc. (1)	311,111	34,925,321
Automatic Data Processing, Inc.	283,354	30,976,259
Black Knight Financial Services, Inc. (1)	1,025	44,126
Booz Allen Hamilton Holding Corp.	254,416	9,512,614
Broadcom Ltd.	54,304	13,170,892
Broadridge Financial Solutions, Inc.	4,495	363,286
Cadence Design Systems, Inc. (1)	10,444	412,225
Cavium, Inc. (1)	2,492	164,323
CDK Global, Inc.	5,229	329,898
CDW Corp.	5,764	380,424
Cisco Systems, Inc.	777,765	26,156,237
Citrix Systems, Inc. (1)	5,742	441,101
Cognex Corp.	3,163	348,816
Cognizant Technology Solutions - Class A	22,562	1,636,648
Coherent, Inc. (1)	925	217,532
CommScope Holding Co., Inc. (1)	3,747	124,438
CoreLogic, Inc. (1)	1,830	84,583
Corning, Inc.	1,861	55,681
CoStar Group, Inc. (1)	60,130	16,129,873
CSRA, Inc.	289,918	9,355,654
Cypress Semiconductor Corp.	492,835	7,402,382
Dell Technologies, Inc. - VMware, Inc. (1)	7,791	601,543
DST Systems, Inc.	249	13,665
DXC Technology Co.	269,133	23,113,142
eBay, Inc. (1)	568,600	21,868,356
Electronic Arts, Inc. (1)	11,532	1,361,468
Euronet Worldwide, Inc. (1)	1,885	178,679
F5 Networks, Inc. (1)	2,465	297,180
Facebook, Inc. (1)	906,765	154,938,936
FactSet Research Systems, Inc.	1,474	265,482
Fidelity National Information Services, Inc.	173,869	16,237,626
First Data Corp. (1)	17,222	310,685
Fiserv, Inc. (1)	8,175	1,054,248
FleetCor Technologies, Inc. (1)	269,173	41,659,905
FLIR Systems, Inc.	2,741	106,652
Fortinet, Inc. (1)	5,491	196,798
Gartner, Inc. (1)	3,310	411,797
Genpact Ltd.	5,495	157,981
Global Payments, Inc.	5,778	549,083
GoDaddy, Inc. (1)	4,457	193,924
Guidewire Software, Inc. (1)	107,884	8,399,848
Harris Corp.	1,193	157,094
InterActiveCorp (1)	2,653	311,940
International Business Machines Corp.	22,677	3,289,979
Intuit, Inc.	9,375	1,332,563
IPG Photonics Corp. (1)	1,369	253,347
J2 Global, Inc.	118,092	8,724,637
Jack Henry & Associates, Inc.	2,908	298,913
KLA-Tencor Corp.	5,974	633,244
Lam Research Corp. (1)	6,216	1,150,209
LogMeIn, Inc.	1,240	136,462
Manhattan Associates, Inc. (1)	2,641	109,786
Mastercard, Inc.	353,942	49,976,610
Match Group, Inc. (1)	1,273	29,521
Maxim Integrated Products, Inc.	11,092	529,199
MaxLinear, Inc. (1)	256,670	6,095,913
Microchip Technology, Inc.	8,640	775,699
Micron Technology, Inc. (1)	30,506	1,199,801
Microsemi Corp. (1)	3,623	186,512
Microsoft Corp.	2,078,817	154,851,078
Motorola Solutions, Inc.	369,668	31,373,723
National Instruments Corp.	250,035	10,543,976
NCR Corp. (1)	4,616	173,192
NetApp, Inc.	8,844	387,013
NVIDIA Corp.	127,093	22,720,416
NXP Semiconductors NV (1)	7,481	846,026
ON Semiconductor Corp. (1)	15,123	279,322
Oracle Corp.	9,100	439,985
Palo Alto Networks, Inc. (1)	103,252	14,878,613
Pandora Media, Inc. (1)	8,004	61,631
Paychex, Inc.	12,193	731,092
PayPal Holdings, Inc. (1)	155,912	9,983,045
PTC, Inc. (1)	4,264	239,978
Qorvo, Inc. (1)	2,484	175,569
Red Hat, Inc. (1)	689,633	76,452,714
Sabre Corp.	6,322	114,428
Salesforce.com, Inc. (1)	733,941	68,564,768
SAP SE - ADR	311,246	34,128,124
ServiceNow, Inc. (1)	6,358	747,256
Skyworks Solutions, Inc.	7,116	725,120
Splunk, Inc. (1)	99,498	6,609,652
Square, Inc. (1)	9,245	266,349
SS&C Technologies Holdings, Inc.	5,994	240,659
Symantec Corp.	23,197	761,094
Synopsys, Inc. (1)	460	37,044
Tableau Software, Inc. (1)	2,228	166,855
Take-Two Interactive Software, Inc. (1)	3,953	404,115
Tencent Holdings Ltd. - ADR	552,811	24,276,695
Teradyne, Inc.	7,096	264,610
Texas Instruments, Inc.	253,322	22,707,784
The Western Union Co.	17,905	343,776
Total System Services, Inc.	6,917	453,064
Trimble, Inc. (1)	8,119	318,671
Twitter, Inc. (1)	1,542	26,014
Tyler Technologies, Inc. (1)	1,299	226,442
Ultimate Software Group, Inc. (1)	44,669	8,469,242
Universal Display Corp.	1,564	201,521
Vantiv, Inc. (1)	261,204	18,407,046
VeriSign, Inc. (1)	3,256	346,406
Versum Materials, Inc.	400	15,528
Visa, Inc.	888,301	93,484,797
VMware, Inc. (1)	2,690	293,721
Western Digital Corp.	1,598	138,067
WEX, Inc. (1)	1,131	126,921
Workday, Inc. (1)	123,906	13,058,453
Xilinx, Inc.	8,922	631,945
Yelp, Inc. (1)	128,232	5,552,446
Zebra Technologies Corp. (1)	1,952	211,948
Zillow Group, Inc. - Class A (1)	1,349	54,162
Zillow Group, Inc. - Class C (1)	2,778	111,703
		1,601,755,487
Materials - 1.64%
Albemarle Corp.	747	101,824
AptarGroup, Inc.	527	45,485
Ardagh Group SA	374	8,007
Avery Dennison Corp.	3,236	318,228
Axalta Coating Systems Ltd. (1)	7,982	230,839
Ball Corp.	350,913	14,492,707
Berry Global Group, Inc. (1)	4,977	281,947
Celanese Corp.	3,169	330,432
Chemours Co.	7,041	356,345
Crown Holdings, Inc. (1)	3,439	205,377
DowDuPont, Inc. (1)	42,697	2,955,913
Eagle Materials, Inc.	1,775	189,392
Ecolab, Inc.	359,237	46,201,471
FMC Corp.	5,057	451,641
Freeport-McMoRan, Inc. (1)	10,303	144,654
Graphic Packaging Holding Co.	7,647	106,676
Huntsman Corp.	3,486	95,586
International Flavors & Fragrances, Inc.	3,034	433,589
International Paper Co.	14,197	806,674
Lyondellbasell Industries NV	5,402	535,068
Martin Marietta Materials, Inc.	2,180	449,581
Monsanto Co.	16,874	2,021,843
NewMarket Corp.	297	126,448
Owens-Illinois, Inc. (1)	4,607	115,912
Packaging Corporation of America	3,528	404,591
Platform Specialty Products Corp. (1)	3,584	39,962
PPG Industries, Inc.	9,304	1,010,973
Praxair, Inc.	9,687	1,353,661
Royal Gold, Inc.	864	74,339
RPM International, Inc.	4,542	233,186
Scotts Miracle-Gro Co.	1,484	144,453
Sealed Air Corp.	3,877	165,625
Silgan Holdings, Inc.	2,676	78,755
Southern Copper Corp.	2,811	111,765
Steel Dynamics, Inc.	1,186	40,881
The Sherwin-Williams Co.	3,123	1,118,159
Vulcan Materials Co.	4,879	583,528
W.R. Grace & Co.	2,619	188,961
Westlake Chemical Corp.	641	53,261
		76,607,739
Real Estate - 1.10%
American Tower Corp.	16,216	2,216,403
Boston Properties, Inc.	848	104,202
CBRE Group, Inc. (1)	4,937	187,013
CoreSite Realty Corp.	1,275	142,672
Crown Castle International Corp.	76,030	7,601,479
CubeSmart	4,611	119,702
CyrusOne, Inc.	2,890	170,308
Digital Realty Trust, Inc.	5,963	705,602
Douglas Emmett, Inc.	4,499	177,351
Equinix, Inc.	78,563	35,062,667
Equity Lifestyle Properties, Inc.	3,076	261,706
Extra Space Storage, Inc.	4,026	321,758
Federal Realty Investment Trust	1,008	125,204
Gaming and Leisure Properties, Inc.	2,385	87,983
Hudson Pacific Properties, Inc.	548	18,374
Iron Mountain, Inc.	8,764	340,920
Lamar Advertising Co.	2,854	195,585
Outfront Media, Inc.	782	19,691
Public Storage	5,664	1,212,039
SBA Communications Corp. (1)	4,570	658,308
Simon Property Group, Inc.	10,921	1,758,390
Tanger Factory Outlet Centers, Inc.	258	6,300
Taubman Centers, Inc.	1,170	58,149
		51,551,806
Telecommunication Services - 1.20%
AT&T, Inc.	1,315,775	51,538,907
T-Mobile US, Inc. (1)	6,935	427,612
Verizon Communications, Inc.	78,372	3,878,630
Zayo Group Holdings, Inc. (1)	6,923	238,290
		56,083,439
Utilities - 0.00% (2)
NRG Energy, Inc.	2,094	53,586
Total Common Stocks (Cost $3,744,698,967)		$4,472,220,365

SHORT-TERM INVESTMENTS - 4.30%
Money Market Funds - 4.30%
Goldman Sachs Financial Square Government Fund - Class I, 0.91% (3)	100,674,461	$100,674,461
JPMorgan U.S. Government Money Market Fund - Class I, 0.90% (3)	100,674,462	100,674,462
Total Short-Term Investments (Cost $201,348,923)		$201,348,923
TOTAL INVESTMENTS IN SECURITIES - 99.87%
(Cost $3,946,047,890)		$4,673,569,288
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.13%		6,287,902
TOTAL NET ASSETS - 100.00%		$4,679,857,190

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%
(3)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Large Cap Value Fund
Schedule of Investments
September 30, 2017 (Unaudited)

		Shares	Value
COMMON STOCKS - 95.04%
Consumer Discretionary - 11.46%
Adient Plc		4,313	$362,250
Advance Auto Parts, Inc.		2,406	238,675
Aramark		6,526	265,021
AutoNation, Inc. (1)		656,123	31,139,598
AutoZone, Inc. (1)		168	99,978
Bed Bath & Beyond, Inc.		6,096	143,073
Best Buy, Inc.		11,759	669,793
Borgwarner, Inc.		8,551	438,068
Brunswick Corp.		641	35,877
Burlington Stores, Inc. (1)		1,285	122,666
CalAtlantic Group, Inc.		3,676	134,652
Carnival Corp.		419,610	27,094,218
CBS Corp.		404,222	23,444,876
Charter Communications, Inc. (1)		2,809	1,020,847
Cinemark Holdings, Inc.		4,696	170,042
Coach, Inc.		10,411	419,355
Comcast Corp. - Class A		15,794	607,753
D. R. Horton, Inc.		6,678	266,653
Dick's Sporting Goods, Inc.		746	20,149
Discovery Communications, Inc. - Class A (1)		7,422	158,014
Discovery Communications, Inc. - Class C (1)		8,626	174,763
DISH Network Corp. (1)		2,313	125,434
Dollar General Corp.		394,184	31,948,613
Dollar Tree, Inc. (1)		503	43,670
Extended Stay America, Inc.		3,804	76,080
Foot Locker, Inc.		5,594	197,021
Ford Motor Co.		177,010	2,118,810
GameStop Corp.		4,432	91,565
Gap, Inc.		10,215	301,649
Garmin Ltd.		5,540	298,994
General Motors Co.		59,608	2,406,971
Gentex Corp.		4,847	95,971
Genuine Parts Co.		4,195	401,252
Goodyear Tire & Rubber Co.		11,397	378,950
Graham Holdings Co.		197	115,265
H&R Block, Inc.		7,981	211,337
Hanesbrands, Inc.		746,000	18,381,440
Harley-Davidson, Inc.		1,953	94,154
Hasbro, Inc.		1,249	121,990
Hilton Worldwide Holdings, Inc.		1,184	82,229
Hyatt Hotels Corp. (1)		2,303	142,302
International Game Technology Plc		4,807	118,012
Interpublic Group of Companies, Inc.		2,497	51,913
John Wiley & Sons, Inc.		1,821	97,423
Kohl's Corp.		7,730	352,874
L Brands, Inc.		9,077	377,694
Lear Corp.		472	81,694
Leggett & Platt, Inc.		1,065	50,832
Lennar Corp. - Class A		8,415	444,312
Lennar Corp. - Class B		985	44,404
Liberty Broadband Corp. - Class A (1)		1,049	98,795
Liberty Broadband Corp. - Class C (1)		4,776	455,153
Liberty Expedia Holdings, Inc. (1)		269,012	14,287,227
Liberty Interactive Corp. (1)		1,549,140	36,513,230
Liberty Media Group LLC - Class A (1)		1,017	37,110
Liberty Media Group LLC - Class C (1)		7,675	292,341
Liberty SiriusXM Group - Class A (1)		3,707	155,323
Liberty SiriusXM Group - Class C (1)		8,328	348,693
Liberty Ventures (1)		249,442	14,355,387
Lions Gate Entertainment Corp. - Class A (1)		891	29,787
Lions Gate Entertainment Corp. - Class B (1)		1,450	46,080
LKQ Corp. (1)		12,064	434,183
Lowes Companies, Inc.		378,600	30,265,284
Macy's, Inc.		13,977	304,978
Mattel, Inc.		12,786	197,927
McDonald's Corp.		205,221	32,154,026
MGM Resorts International		21,004	684,520
Michael Kors Holdings Ltd. (1)		6,125	293,081
Michelin		324,886	47,401,106
Mohawk Industries, Inc. (1)		2,581	638,823
Morningstar, Inc.		64	5,439
Murphy USA, Inc. (1)		1,579	108,951
Newell Brands, Inc.		531,948	22,698,221
News Corp. - Class A		1,711,981	22,700,868
News Corp. - Class B		4,994	68,168
Nike, Inc.		1,122,593	58,206,447
Norwegian Cruise Line Holdings Ltd. (1)		559,356	30,233,192
Penske Automotive Group, Inc.		1,487	70,737
Pulte Group, Inc.		9,039	247,036
PVH Corp.		3,519	443,605
Ralph Lauren Corp.		2,471	218,165
Regal Entertainment Group		3,414	54,624
Royal Caribbean Cruises Ltd.		239,493	28,389,500
Sally Beauty Holdings, Inc. (1)		3,699	72,426
Scripps Networks Interactive, Inc.		1,722	147,903
SeaWorld Entertainment, Inc.		352,300	4,576,377
Signet Jewelers Ltd.		3,009	200,249
Sirius XM Holdings, Inc.		3,157	17,427
Skechers USA, Inc. (1)		3,067	76,951
Starbucks Corp.		368,725	19,804,220
Target Corp.		25,118	1,482,213
TEGNA, Inc.		9,020	120,237
Tempur Sealy International, Inc. (1)		1,173	75,682
The Madison Square Garden Co. (1)		742	158,862
The Michaels Companies, Inc. (1)		1,306	28,040
Tiffany & Co.		4,786	439,259
Time Warner, Inc.		35,044	3,590,258
TJX Companies, Inc.		494,906	36,489,419
Toll Brothers, Inc.		3,319	137,639
Tribune Media Co.		3,186	130,180
TripAdvisor, Inc. (1)		2,627	106,472
Twenty-First Century Fox, Inc. - Class A		1,047,634	27,636,585
Twenty-First Century Fox, Inc. - Class B		19,540	503,937
Under Armour, Inc. - Class A (1)		2,049	33,767
Under Armour, Inc. - Class C (1)		2,080	31,242
Urban Outfitters, Inc. (1)		3,541	84,630
VF Corp.		388,839	24,718,495
Viacom, Inc. - Class A		447	16,405
Viacom, Inc. - Class B		15,636	435,306
Walt Disney Co.		268,000	26,416,760
Whirlpool Corp.		2,963	546,496
Williams-Sonoma, Inc.		3,087	153,918
Yum China Holdings, Inc. (1)		2,066	82,578
			637,031,116
Consumer Staples - 7.78%
Altria Group, Inc.		347,600	22,044,792
Archer-Daniels-Midland Co.		24,824	1,055,268
Brown Forman Corp. - Class A		78	4,344
Brown Forman Corp. - Class B		437	23,729
Bunge Ltd.		6,285	436,556
Campbell Soup Co.		2,754	128,942
Casey's General Stores, Inc.		1,750	191,538
Clorox Co.		804	106,056
Coca Cola Co.		916,246	41,240,232
Coca-Cola European Partners Plc		661,300	27,523,306
Colgate Palmolive Co.		591,652	43,101,848
Conagra Brands, Inc.		18,011	607,691
Costco Wholesale Corp.		248,626	40,846,766
Coty, Inc.		20,758	343,130
CVS Health Corp.		739,510	60,136,953
Diageo Plc - ADR		296,934	39,233,889
Edgewell Personal Care Co. (1)		2,754	200,409
Flowers Foods, Inc.		7,869	148,016
General Mills, Inc.		7,408	383,438
Hormel Foods Corp.		11,965	384,555
Ingredion, Inc.		3,177	383,273
Kellogg Co.		761	47,464
Kimberly-Clark Corp.		2,396	281,961
Kraft Heinz Co.		27,096	2,101,295
Kroger Co.		18,504	371,190
Lamb Weston Holdings, Inc.		5,093	238,811
Molson Coors Brewing Co.		7,727	630,832
Mondelez International, Inc.		66,217	2,692,383
Nu Skin Enterprises, Inc.		1,689	103,840
PepsiCo, Inc.		359,816	40,094,297
Philip Morris International, Inc.		297,080	32,978,851
Pilgrim's Pride Corp. (1)		237	6,733
Pinnacle Foods, Inc.		5,444	311,234
Post Holdings, Inc. (1)		2,982	263,221
Procter & Gamble Co.		325,582	29,621,450
Rite Aid Corp. (1)		23,122	45,319
Seaboard Corp.		11	49,555
The Hain Celestial Group, Inc. (1)		4,554	187,397
The Hershey Co.		597	65,175
The J. M. Smucker Co.		5,018	526,539
TreeHouse Foods, Inc. (1)		1,751	118,595
Tyson Foods, Inc.		12,435	876,046
US Foods Holding Corp. (1)		8,495	226,817
Walgreens Boots Alliance, Inc.		475,843	36,744,596
Wal-Mart Stores, Inc.		65,660	5,130,672
			432,239,004
Energy - 9.25%
Anadarko Petroleum Corp.		25,159	1,229,017
Andeavor		7,001	722,153
Antero Resources Corp. (1)		5,510	109,649
Apache Corp.		640,150	29,318,870
Baker Hughes a GE Co.		18,980	695,048
BP Plc - ADR		789,100	30,325,113
Cabot Oil & Gas Corp.		6,084	162,747
Centennial Resource Development, Inc. (1)		5,253	94,396
Cheniere Energy, Inc. (1)		3,094	139,354
Chesapeake Energy Corp. (1)		37,401	160,824
Chevron Corp.		315,890	37,117,075
Cimarex Energy Co.		263	29,895
Concho Resources, Inc. (1)		6,590	868,035
ConocoPhillips		600,462	30,053,123
CONSOL Energy, Inc. (1)		10,094	170,992
Continental Resources, Inc. (1)		2,198	84,865
Devon Energy Corp.		1,457,353	53,499,429
Diamondback Energy, Inc. (1)		3,395	332,574
Energen Corp. (1)		4,434	242,451
EOG Resources, Inc.		320,843	31,038,352
EQT Corp.		7,713	503,196
Extraction Oil & Gas, Inc. (1)		4,948	76,150
Exxon Mobil Corp.		596,175	48,874,426
Fairmount Santrol Holdings, Inc. (1)		1,477,500	7,062,450
Gulfport Energy Corp. (1)		5,902	84,635
Halliburton Co.		12,548	577,584
Helmerich & Payne, Inc.		4,679	243,823
Hess Corp.		1,503,673	70,507,227
HollyFrontier Corp.		7,911	284,559
Kinder Morgan, Inc.		87,135	1,671,249
Kosmos Energy Ltd. (1)		2,162,471	17,213,269
Marathon Oil Corp.		37,632	510,290
Marathon Petroleum Corp.		22,555	1,264,884
Murphy Oil Corp.		7,181	190,727
Nabors Industries Ltd.		11,980	96,679
National Oilwell Varco, Inc.		17,138	612,341
Noble Energy, Inc.		21,670	614,561
Occidental Petroleum Corp.		1,035,384	66,482,007
Oceaneering International, Inc. (1)		4,467	117,348
Parsley Energy, Inc. (1)		3,673	96,747
Patterson-UTI Energy, Inc.		9,169	191,999
PBF Energy, Inc.		4,919	135,814
Phillips 66		354,058	32,435,253
Pioneer Natural Resources Co.		7,546	1,113,337
QEP Resources, Inc. (1)		10,610	90,928
Range Resources Corp.		10,072	197,109
Rice Energy, Inc. (1)		3,245	93,910
RPC, Inc.		191	4,735
RSP Permian, Inc. (1)		3,065	106,018
Schlumberger Ltd.		605,924	42,269,258
SM Energy Co.		5,186	92,000
Southwestern Energy Co. (1)		22,682	138,587
Targa Resources Corp.		9,582	453,229
The Williams Companies, Inc.		31,589	947,986
Transocean Ltd. (1)		17,345	186,632
Valero Energy Corp.		20,011	1,539,446
Weatherford International Plc (1)		38,879	178,066
Whiting Petroleum Corp. (1)		14,806	80,841
World Fuel Services Corp.		3,033	102,849
WPX Energy, Inc. (1)		17,707	203,630
			514,039,741
Financials - 19.93%
Affiliated Managers Group, Inc.		2,669	506,656
Aflac, Inc.		17,418	1,417,651
AGNC Investment Corp.		907,978	19,684,963
Alleghany Corp. (1)		55,439	30,713,760
Allstate Corp.		11,851	1,089,225
Ally Financial, Inc.		20,412	495,195
American Express Co.		739,131	66,861,790
American Financial Group, Inc.		3,193	330,316
American International Group, Inc.		312,076	19,158,346
American National Insurance Co.		340	40,147
Ameriprise Financial, Inc.		627	93,116
Annaly Capital Management, Inc.		47,715	581,646
Arch Capital Group Ltd. (1)		4,961	488,658
Arthur J. Gallagher & Co.		2,432	149,690
Aspen Insurance Holdings Ltd.		1,967	79,467
Associated Banc Corp.		6,433	156,000
Assurant, Inc.		2,014	192,377
Assured Guaranty Ltd.		5,466	206,341
Athene Holding Ltd. (1)		4,852	261,232
Axis Capital Holdings Ltd.		3,745	214,626
Bank of America Corp.		2,032,850	51,512,419
Bank of Hawaii Corp.		2,120	176,723
Bank of New York Mellon Corp.		45,664	2,421,105
Bank of the Ozarks, Inc.		3,144	151,069
BankUnited, Inc.		4,627	164,582
BB&T Corp.		37,054	1,739,315
Berkshire Hathaway, Inc. (1)		548,225	100,500,607
BGC Partners, Inc.		7,825	113,228
BlackRock, Inc.		81,249	36,325,615
BOK Financial Corp.		1,027	91,485
Brighthouse Financial, Inc. (1)		3,768	229,094
Brown & Brown, Inc.		5,599	269,816
Capital One Financial Corp.		261,606	22,147,564
Charles Schwab Corp.		10,838	474,054
Chimera Investment Corp.		8,495	160,725
Chubb Ltd.		563,456	80,320,653
Cincinnati Financial Corp.		6,886	527,261
CIT Group, Inc.		6,173	302,786
Citigroup, Inc.		1,521,342	110,662,417
Citizens Financial Group, Inc.		22,587	855,370
CME Group, Inc.		15,330	2,079,974
CNA Financial Corp.		1,338	67,234
Comerica, Inc.		7,811	595,667
Commerce Bancshares, Inc.		4,231	244,425
Credit Acceptance Corp. (1)		44	12,327
Cullen/Frost Bankers, Inc.		2,727	258,847
Discover Financial Services		297,716	19,196,728
E*TRADE Financial Corp. (1)		568,555	24,794,684
East West Bancorp, Inc.		6,255	373,924
Erie Indemnity Co.		318	38,341
Everest Re Group Ltd.		1,844	421,151
F.N.B. Corp.		13,213	185,378
Federated Investors, Inc.		2,890	85,833
Fifth Third Bancorp		33,793	945,528
First American Financial Corp.		4,803	240,006
First Hawaiian, Inc.		2,185	66,184
First Horizon National Corp.		9,951	190,562
First Republic Bank		1,339	139,872
FNF Group		451,181	21,413,050
Franklin Resources, Inc.		14,926	664,356
Hanover Insurance Group, Inc.		2,016	195,411
Harford Financial Services Group, Inc.		16,335	905,449
Huntington Bancshares, Inc.		48,108	671,588
Interactive Brokers Group, Inc.		3,328	149,893
Intercontinental Exchange, Inc.		13,666	938,854
Invesco Ltd.		15,245	534,185
JPMorgan Chase & Co.		544,982	52,051,231
KeyCorp		1,529,561	28,786,338
Lazard Ltd.		494	22,339
Legg Mason, Inc.		2,719	106,884
Leucadia National Corp.		11,595	292,774
Lincoln National Corp.		9,973	732,816
Loews Corp.		12,581	602,127
M&T Bank Corp.		6,461	1,040,479
Markel Corp. (1)		619	661,080
Marsh & McLennan Companies, Inc.		446,237	37,399,123
Mercury General Corp.		1,313	74,434
MetLife, Inc.		40,653	2,111,923
MFA Financial, Inc.		17,499	153,291
Morgan Stanley		59,762	2,878,736
Nasdaq OMX Group, Inc.		5,131	398,012
Navient Corp.		1,317,400	19,787,348
New Residential Investment Corp.		14,257	238,520
New York Community Bancorp, Inc.		1,790,668	23,081,710
Northern Trust Corp.		9,393	863,498
Old Republic International Corp.		10,646	209,620
OneMain Holdings, Inc. (1)		2,473	69,714
PacWest Bancorp		5,365	270,986
People's United Financial, Inc.		15,969	289,678
Pinnacle Financial Partners, Inc.		2,062	138,051
PNC Financial Services Group, Inc.		547,907	73,841,426
Popular, Inc.		4,774	171,578
Principal Financial Group, Inc.		11,878	764,231
ProAssurance Corp.		2,464	134,658
Prosperity Bancshares, Inc.		2,915	191,603
Prudential Financial, Inc.		19,495	2,072,708
Raymond James Financial, Inc.		4,309	363,378
Regions Financial Corp.		54,236	826,014
Reinsurance Group of America, Inc.		2,803	391,103
RenaissanceRe Holdings Ltd.		1,061	143,384
Santander Consumer USA Holdings, Inc. (1)		6,816	104,762
Signature Bank (1)		1,001	128,168
SLM Corp. (1)		3,297,880	37,826,684
Starwood Property Trust, Inc.		12,196	264,897
State Street Corp.		273,898	26,168,215
SunTrust Banks, Inc.		21,603	1,291,211
SVB Financial Group (1)		582	108,886
Synchrony Financial		35,812	1,111,963
Synovus Financial Corp.		5,138	236,656
T. Rowe Price Group, Inc.		9,004	816,213
TCF Financial Corp.		6,531	111,288
TD Ameritrade Holding Corp.		1,279	62,415
TFS Financial Corp.		2,652	42,777
The Goldman Sachs Group, Inc.		157,692	37,402,965
Torchmark Corp.		5,070	406,056
Travelers Companies, Inc.		12,559	1,538,729
Two Harbors Investment Corp.		15,529	156,532
U.S. Bancorp		70,846	3,796,637
Unum Group		10,230	523,060
Validus Holdings Ltd.		3,548	174,597
Voya Financial, Inc.		7,816	311,780
W.R. Berkley Corp.		4,409	294,257
Webster Financial Corp.		4,003	210,358
Wells Fargo & Co.		1,185,057	65,355,894
Western Alliance Bancorp (1)		1,744	92,572
White Mountains Insurance Group Ltd.		197	168,829
Willis Towers Watson Plc		158,566	24,455,634
XL Group Ltd.		655,903	25,875,373
Zions Bancorp		9,305	439,010
			1,107,913,754
Healthcare - 12.96%
Abbott Laboratories		76,300	4,071,368
Acadia Healthcare Co., Inc. (1)		3,457	165,106
Aetna, Inc.		9,835	1,563,863
Agilent Technologies, Inc.		10,890	699,138
Agios Pharmaceuticals, Inc. (1)		128	8,544
Akorn, Inc. (1)		188	6,240
Alere, Inc. (1)		3,925	200,136
Alexion Pharmaceuticals, Inc. (1)		1,902	266,832
Allergan Plc		147,373	30,204,096
Alnylam Pharmaceuticals, Inc. (1)		470	55,220
Amgen, Inc.		174,642	32,562,001
Anthem, Inc.		182,762	34,702,849
Baxter International, Inc.		20,596	1,292,399
Bayer AG - ADR		547,600	18,738,872
Biogen, Inc. (1)		582	182,236
Bio-Rad Laboratories, Inc. (1)		976	216,887
Bristol Myers Squibb Co.		37,785	2,408,416
Brookdale Senior Living, Inc. (1)		7,574	80,284
Bruker Corp.		2,738	81,455
Cardinal Health, Inc.		1,200,838	80,360,079
Centene Corp. (1)		6,709	649,230
Cigna Corp.		149,663	27,978,001
Danaher Corp.		27,682	2,374,562
DaVita, Inc. (1)		6,921	411,038
Dentsply Sirona, Inc.		10,222	611,378
Endo International Plc (1)		10,316	88,357
Envision Healthcare Corp. (1)		5,333	239,718
Express Scripts Holding Co. (1)		868,886	55,017,862
Gilead Sciences, Inc.		16,755	1,357,490
HCA Healthcare, Inc. (1)		12,328	981,186
Hill-Rom Holdings, Inc.		154	11,396
Hologic, Inc. (1)		5,555	203,813
Humana, Inc. (1)		391	95,259
Intrexon Corp. (1)		593	11,273
Johnson & Johnson		465,686	60,543,837
Juno Therapeutics, Inc. (1)		2,864	128,479
Laboratory Corp. of America Holdings (1)		4,545	686,159
LifePoint Health, Inc. (1)		1,275	73,822
Mallinckrodt Plc (1)		4,402	164,503
McKesson Corp.		222,449	34,170,391
MEDNAX, Inc. (1)		4,074	175,671
Medtronic Plc		1,157,922	90,051,594
Merck & Co., Inc.		1,107,761	70,929,937
Mylan (1)		23,914	750,182
OPKO Health, Inc. (1)		12,126	83,184
Patterson Companies, Inc.		3,338	129,014
PerkinElmer, Inc.		3,913	269,880
Perrigo Co. Plc		6,059	512,894
Pfizer, Inc.		1,090,272	38,922,710
Premier, Inc. (1)		1,498	48,790
QIAGEN NV - NASDAQ Listed		6,953	219,020
Quest Diagnostics, Inc.		6,114	572,515
Quintiles IMS Holdings, Inc. (1)		2,020	192,041
Roche Holding AG - ADR		759,784	24,313,088
Sanofi - ADR		336,700	16,764,293
STERIS Plc		3,876	342,638
Teleflex, Inc.		1,686	407,961
Teva Pharmaceutical Industries Ltd. - ADR		716,900	12,617,440
The Cooper Companies, Inc.		487	115,473
Thermo Fisher Scientific, Inc.		9,909	1,874,783
United Therapeutics Corp. (1)		1,983	232,388
UnitedHealth Group, Inc.		333,618	65,339,085
Universal Health Services, Inc.		3,847	426,786
VWR Corp. (1)		3,826	126,679
WellCare Health Plans, Inc. (1)		137	23,528
Zimmer Holdings, Inc.		9,041	1,058,611
			720,163,960
Industrials - 11.21%
Acuity Brands, Inc.		628	107,564
AECOM (1)		6,837	251,670
AGCO Corp.		2,919	215,335
Air Lease Corp.		1,459,191	62,190,720
Alaska Air Group, Inc.		952	72,609
AMERCO		207	77,604
American Airlines Group, Inc.		11,268	535,117
AMETEK, Inc.		8,445	557,708
Arconic, Inc.		17,653	439,207
Canadian National Railway Co.		498,039	41,262,531
Carlisle Companies, Inc.		2,957	296,558
Caterpillar, Inc.		2,452	305,789
Clean Harbors, Inc. (1)		638	36,175
Colfax Corp. (1)		3,903	162,521
Copa Holdings SA		1,266	157,655
Crane Co.		2,220	177,578
CSX Corp.		4,233	229,683
Cummins, Inc.		4,788	804,528
Delta Air Lines, Inc.		29,790	1,436,474
Donaldson Co., Inc.		279	12,817
Dover Corp.		6,161	563,054
Dun & Bradstreet Corp.		1,023	119,087
Eaton Corp. Plc		20,371	1,564,289
Emerson Electric Co.		25,226	1,585,202
Expeditors International of Washington, Inc.		2,375	142,167
Flowserve Corp.		6,106	260,055
Fluor Corp.		6,511	274,113
Fortive Corp.		1,201	85,019
Fortune Brands Home & Security, Inc.		436	29,312
General Dynamics Corp.		206,496	42,451,448
General Electric Co.		1,104,317	26,702,385
Genesee & Wyoming, Inc. (1)		2,658	196,719
Hexcel Corp. (1)		1,240	71,201
Honeywell International, Inc.		396,133	56,147,891
Hubbell, Inc.		1,023	118,688
Huntington Ingalls Industries, Inc.		294	66,573
IDEX Corp.		173	21,014
IHS Markit Ltd. (1)		7,544	332,540
Ingersoll-Rand Plc		5,598	499,174
ITT, Inc.		3,761	166,499
Jacobs Engineering Group, Inc.		275,285	16,040,857
JetBlue Airways Corp. (1)		15,016	278,246
Johnson Controls International Plc		676,382	27,251,417
Kansas City Southern		4,705	511,339
Kirby Corp. (1)		2,237	147,530
L3 Technologies, Inc.		3,443	648,764
Lennox International, Inc.		95	17,002
Lockheed Martin Corp.		134,187	41,636,884
Macquarie Infrastructure Corp.		3,502	252,774
ManpowerGroup, Inc.		3,025	356,405
Masco Corp.		4,897	191,032
MSC Industrial Direct Co., Inc.		1,071	80,935
Nielsen Holdings Plc		426,447	17,676,228
Norfolk Southern Corp.		13,204	1,746,097
Northrop Grumman Corp.		105,913	30,473,288
Old Dominion Freight Line, Inc. (1)		952	104,825
Orbital ATK, Inc.		2,575	342,887
Oshkosh Corp.		3,383	279,233
Owens Corning (1)		390,603	30,213,142
PACCAR, Inc.		15,286	1,105,789
Parker-Hannifin Corp.		801	140,191
Pentair Plc		7,288	495,292
Pitney Bowes, Inc.		8,491	118,959
Quanta Services, Inc. (1)		5,073	189,578
Raytheon Co.		8,189	1,527,904
Regal-Beloit Corp.		1,910	150,890
Republic Services, Inc.		10,296	680,154
Roper Technologies, Inc.		224	54,522
Ryder System, Inc.		2,289	193,535
Sensata Technologies Holding NV (1)		3,696	177,667
Snap-on, Inc.		2,316	345,107
Spirit AeroSystems Holdings, Inc.		381,299	29,634,558
Spirit Airlines, Inc. (1)		3,180	106,244
Stanley Black & Decker, Inc.		194,245	29,325,168
Stericycle, Inc. (1)		3,591	257,187
Teledyne Technologies, Inc. (1)		1,662	264,557
Terex Corp.		3,737	168,240
Textron, Inc.		11,888	640,525
The Timken Co.		2,843	138,028
Trinity Industries, Inc.		7,151	228,117
Union Pacific Corp.		363,362	42,139,091
United Continental Holdings, Inc. (1)		12,359	752,416
United Parcel Service, Inc.		377,730	45,361,596
United Technologies Corp.		507,120	58,866,490
USG Corp. (1)		3,610	117,867
Valmont Industries, Inc.		982	155,254
W.W. Grainger, Inc.		126	22,648
Wabtec Corp.		2,661	201,571
Waste Management, Inc.		3,467	271,362
WESCO International, Inc. (1)		2,089	121,684
XPO Logistics, Inc. (1)		1,434	97,197
Xylem, Inc.		3,777	236,554
			623,261,100
Information Technology - 11.39%
Accenture Plc		329,320	44,481,252
Akamai Technologies, Inc. (1)		7,454	363,159
Alphabet, Inc. - Class C (1)		53,003	50,835,707
Amdocs Ltd.		6,448	414,735
Apple, Inc.		519,219	80,022,032
ARRIS International Plc (1)		8,087	230,399
Arrow Electronics, Inc. (1)		4,058	326,304
Autodesk, Inc. (1)		1,781	199,935
Automatic Data Processing, Inc.		150,967	16,503,712
Avnet, Inc.		185,365	7,284,844
Booz Allen Hamilton Holding Corp.		235	8,787
Brocade Communications Systems, Inc.		17,746	212,065
CA, Inc.		13,983	466,753
Cisco Systems, Inc.		1,075,834	36,180,297
Cognizant Technology Solutions - Class A		323,463	23,464,006
CommScope Holding Co., Inc. (1)		4,205	139,648
Conduent, Inc. (1)		8,343	130,735
CoreLogic, Inc. (1)		1,425	65,863
Corning, Inc.		37,671	1,127,116
Cypress Semiconductor Corp.		13,189	198,099
Dolby Laboratories, Inc.		2,396	137,818
DST Systems, Inc.		2,462	135,115
eBay, Inc. (1)		44,955	1,728,969
EchoStar Corp. (1)		2,018	115,490
Fidelity National Information Services, Inc.		6,353	593,307
FireEye, Inc. (1)		7,877	132,097
First Solar, Inc. (1)		3,739	171,545
FLIR Systems, Inc.		2,617	101,827
Guidewire Software, Inc. (1)		1,987	154,708
Harris Corp.		4,042	532,251
Hewlett Packard Enterprise Co.		1,352,150	19,890,126
HP, Inc.		75,857	1,514,106
Intel Corp.		212,334	8,085,679
International Business Machines Corp.		12,156	1,763,592
Jabil, Inc.		8,207	234,310
Juniper Networks, Inc.		16,566	461,032
Keysight Technologies, Inc. (1)		8,445	351,819
Leidos Holdings, Inc.		6,350	376,047
LogMeIn, Inc.		892	98,165
Marvell Technology Group Ltd.		18,560	332,224
Micro Focus International Plc - ADR (1)		70,173	2,238,519
Microchip Technology, Inc.		310,900	27,912,602
Micron Technology, Inc. (1)		11,381	447,615
Microsemi Corp. (1)		896	46,126
Microsoft Corp.		1,066,566	79,448,501
Motorola Solutions, Inc.		6,668	565,913
National Instruments Corp.		1,038	43,772
NetApp, Inc.		1,622	70,979
Nuance Communications, Inc. (1)		12,572	197,632
NXP Semiconductors NV (1)		6,700	757,703
ON Semiconductor Corp. (1)		961	17,750
Oracle Corp.		1,243,162	60,106,883
Qorvo, Inc. (1)		2,679	189,352
QUALCOMM, Inc.		589,961	30,583,578
Sabre Corp.		1,876	33,956
Samsung Electronic Co. Ltd.		19,449	43,764,603
SS&C Technologies Holdings, Inc.		633	25,415
Synopsys, Inc. (1)		6,282	505,889
Teradata Corp. (1)		5,684	192,062
Teradyne, Inc.		548	20,435
Texas Instruments, Inc.		258,500	23,171,940
Trimble, Inc. (1)		2,194	86,114
Twitter, Inc. (1)		28,124	474,452
Versum Materials, Inc.		532,400	20,667,768
Visa, Inc.		382,319	40,235,252
Western Digital Corp.		11,142	962,669
WEX, Inc. (1)		324	36,359
Xerox Corp.		10,580	352,208
Xilinx, Inc.		553	39,169
Zillow Group, Inc. - Class A (1)		665	26,700
Zillow Group, Inc. - Class C (1)		1,322	53,158
Zynga, Inc. (1)		32,999	124,736
			632,965,485
Materials - 7.41%
Agrium, Inc.		435,792	46,721,260
Air Products & Chemicals, Inc.		202,964	30,692,216
Albemarle Corp.		3,985	543,195
Alcoa Corp. (1)		8,483	395,477
AptarGroup, Inc.		2,101	181,337
Ardagh Group SA		357	7,643
Ashland Global Holdings, Inc.		2,701	176,618
Avery Dennison Corp.		176	17,308
Ball Corp.		7,176	296,369
Bemis, Inc.		4,039	184,057
Cabot Corp.		2,712	151,330
Celanese Corp.		513,662	53,559,537
CF Industries Holdings, Inc.		10,741	377,653
CRH Plc - ADR		495,600	18,763,416
Crown Holdings, Inc. (1)		1,636	97,702
Domtar Corp.		2,640	114,550
DowDuPont, Inc. (1)		479,216	33,176,124
Eastman Chemical Co.		6,485	586,828
Ecolab, Inc.		184,866	23,775,616
Freeport-McMoRan, Inc. (1)		49,818	699,445
Goldcorp, Inc.		3,214,108	41,654,840
Graphic Packaging Holding Co.		3,895	54,335
Huntsman Corp.		4,649	127,476
International Paper Co.		1,544	87,730
Kinross Gold Corp. (1)		7,667,086	32,508,445
Lyondellbasell Industries NV		890,559	88,209,869
Martin Marietta Materials, Inc.		247	50,939
NewMarket Corp.		13	5,535
Newmont Mining Corp.		23,947	898,252
Nucor Corp.		14,309	801,876
Olin Corp.		7,433	254,580
Owens-Illinois, Inc. (1)		1,449	36,457
Platform Specialty Products Corp. (1)		4,931	54,981
PPG Industries, Inc.		739	80,300
Praxair, Inc.		242,818	33,931,387
Reliance Steel & Aluminum Co.		3,107	236,660
Royal Gold, Inc.		1,814	156,077
RPM International, Inc.		453	23,257
Scotts Miracle-Gro Co.		94	9,150
Sealed Air Corp.		4,161	177,758
Sonoco Products Co.		4,399	221,929
Southern Copper Corp.		361	14,353
Steel Dynamics, Inc.		8,944	308,300
Tahoe Resources, Inc.		12,973	68,368
The Mosaic Co.		15,979	344,987
United States Steel Corp.		7,734	198,454
Valvoline, Inc.		9,711	227,723
Vulcan Materials Co.		346	41,382
Westlake Chemical Corp.		732	60,822
WestRock Co.		11,054	627,093
			411,990,996
Real Estate - 2.23%
Alexandria Real Estate Equities, Inc.		4,200	499,674
American Campus Communities, Inc.		6,409	282,957
American Homes 4 Rent		11,107	241,133
American Tower Corp.		251,325	34,351,101
Apartment Investment & Management Co.		7,100	311,406
Apple Hospitality REIT, Inc.		9,213	174,218
AvalonBay Communities, Inc.		6,301	1,124,224
Boston Properties, Inc.		5,934	729,170
Brandywine Realty Trust		7,103	124,231
Brixmor Property Group, Inc.		13,506	253,913
Camden Property Trust		3,970	363,056
CBRE Group, Inc. (1)		7,838	296,903
Colony NorthStar, Inc.		23,976	301,139
Columbia Property Trust, Inc.		5,097	110,962
CoreCivic, Inc.		5,242	140,328
Corporate Office Properties Trust		4,602	151,084
CubeSmart		2,237	58,072
CyrusOne, Inc.		568	33,472
DCT Industrial Trust, Inc.		4,437	256,991
DDR Corp.		13,207	120,976
Digital Realty Trust, Inc.		2,218	262,456
Douglas Emmett, Inc.		1,140	44,939
Duke Realty Corp.		16,003	461,206
Empire State Realty Trust, Inc.		5,237	107,568
EPR Properties		2,961	206,500
Equity Commonwealth (1)		5,194	157,898
Equity Residential		15,946	1,051,320
Essex Property Trust, Inc.		2,929	744,054
Extra Space Storage, Inc.		761	60,819
Federal Realty Investment Trust		2,104	261,338
Forest City Realty Trust, Inc.		11,576	295,304
Gaming and Leisure Properties, Inc.		6,472	238,752
GGP, Inc.		27,198	564,902
HCP, Inc.		20,684	575,636
Healthcare Trust of America, Inc.		9,411	280,448
Highwoods Properties, Inc.		4,933	256,960
Hospitality Properties Trust		6,217	177,122
Host Hotels & Resorts, Inc.		32,141	594,287
Hudson Pacific Properties, Inc.		6,086	204,064
Invitation Homes, Inc.		3,620	81,993
Iron Mountain, Inc.		1,361	52,943
JBG SMITH Properties (1)		3,696	126,440
Jones Lang LaSalle, Inc.		2,006	247,741
Kilroy Realty Corp.		4,222	300,269
Kimco Realty Corp.		18,528	362,222
Lamar Advertising Co.		361	24,739
Liberty Property Trust		7,098	291,444
Life Storage, Inc.		2,012	164,602
Medical Properties Trust, Inc.		15,674	205,800
Mid-America Apartment Communities, Inc.		5,037	538,355
National Retail Properties, Inc.		6,821	284,163
Omega Healthcare Investors, Inc.		9,267	295,710
Outfront Media, Inc.		4,987	125,573
Paramount Group, Inc.		8,500	136,000
Park Hotels & Resorts, Inc.		6,469	178,286
Piedmont Office Realty Trust, Inc.		6,091	122,795
Prologis, Inc.		23,542	1,493,975
Public Storage		170,412	36,466,464
Rayonier, Inc.		5,587	161,408
Realogy Holdings Corp.		6,208	204,554
Realty Income Corp.		12,725	727,743
Regency Centers Corp.		6,611	410,146
Retail Properties of America, Inc.		10,205	133,992
Senior Housing Properties Trust		8,216	160,623
Simon Property Group, Inc.		168,945	27,201,834
SL Green Realty Corp.		4,381	443,883
Spirit Realty Capital, Inc.		21,229	181,932
STORE Capital Corp.		7,420	184,535
Sun Communities, Inc.		3,398	291,141
Tanger Factory Outlet Centers, Inc.		3,590	87,668
Taubman Centers, Inc.		1,305	64,858
The Howard Hughes Corp. (1)		1,492	175,952
The Macerich Co.		6,323	347,575
UDR, Inc.		11,930	453,698
Uniti Group, Inc.		7,365	107,971
Ventas, Inc.		16,324	1,063,182
VEREIT, Inc.		45,706	378,903
Vornado Realty Trust		7,842	602,893
W.P. Carey, Inc.		4,911	330,952
Weingarten Realty Investors		5,249	166,603
Welltower, Inc.		16,518	1,160,885
Weyerhaeuser Co.		33,197	1,129,694
			124,142,722
Telecommunication Services - 0.82%
AT&T, Inc.		277,074	10,852,988
CenturyLink, Inc.		24,538	463,768
Level 3 Communications, Inc. (1)		13,549	722,026
Sprint Corp. (1)		28,520	221,886
Telephone & Data Systems, Inc.		4,056	113,122
T-Mobile US, Inc. (1)		5,004	308,547
United States Cellular Corp. (1)		508	17,983
Verizon Communications, Inc.		668,473	33,082,729
			45,783,049
Utilities - 0.60%
AES Corp.		30,741	338,766
Alliant Energy Corp.		10,465	435,030
Ameren Corp.		11,215	648,676
American Electric Power Co., Inc.		22,256	1,563,261
American Water Works Co., Inc.		7,993	646,714
Aqua America, Inc.		8,454	280,588
Atmos Energy Corp.		4,648	389,688
Avangrid, Inc.		2,255	106,932
Calpine Corp. (1)		15,839	233,625
CenterPoint Energy, Inc.		19,080	557,327
CMS Energy Corp.		12,943	599,520
Consolidated Edison, Inc.		13,696	1,104,993
Dominion Energy, Inc.		28,856	2,219,892
DTE Energy Co.		8,006	859,524
Duke Energy Corp.		31,571	2,649,438
Edison International		14,205	1,096,200
Entergy Corp.		7,961	607,902
Eversource Energy		14,117	853,231
Exelon Corp.		43,195	1,627,156
FirstEnergy Corp.		20,065	618,604
Great Plains Energy, Inc.		10,018	303,545
Hawaiian Electric Industries, Inc.		4,642	154,904
MDU Resources Group, Inc.		8,399	217,954
National Fuel Gas Co.		3,840	217,382
NextEra Energy, Inc.		21,067	3,087,369
NiSource, Inc.		13,835	354,038
NRG Energy, Inc.		10,717	274,248
OGE Energy Corp.		9,179	330,719
PG&E Corp.		22,898	1,559,125
Pinnacle West Capital Corp.		4,941	417,811
PPL Corp.		30,591	1,160,928
Public Service Enterprise Group, Inc.		22,525	1,041,781
SCANA Corp.		6,063	293,995
Sempra Energy		11,234	1,282,136
The Southern Co.		44,918	2,207,271
UGI Corp.		7,552	353,887
Vectren Corp.		3,681	242,099
Vistra Energy Corp.		11,169	208,749
WEC Energy Group, Inc.		14,333	899,826
Westar Energy, Inc.		6,486	321,706
Xcel Energy, Inc.		22,699	1,074,117
			33,440,657
Total Common Stocks (Cost $4,681,963,598)			$5,282,971,584

SHORT-TERM INVESTMENTS - 4.52%
Money Market Funds - 4.52%
Goldman Sachs Financial Square Government Fund - Class I, 0.91% (2)		125,580,442	$125,580,442
JPMorgan U.S. Government Money Market Fund - Class I, 0.90% (2)		125,580,443	125,580,443
Total Short-Term Investments (Cost $251,160,885)			$251,160,885
TOTAL INVESTMENTS IN SECURITIES - 99.56%
(Cost $4,933,124,483)			$5,534,132,469
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.44%			24,602,545
TOTAL NET ASSETS - 100.00%			$5,558,735,014

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(1)	Non-income producing security.
(2)	Represents annualized seven-day yield as of the close of the reporting period.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Small/Mid Cap Growth Fund
Schedule of Investments
September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.22%
Consumer Discretionary - 10.85%
1-800-Flowers.com, Inc. (1)	2,456	$24,192
Advance Auto Parts, Inc.	233,091	23,122,627
AMC Networks, Inc. (1)	2,449	143,193
American Outdoor Brands Corp. (1)	14,287	217,877
America's Car-Mart, Inc. (1)	652	26,813
Aramark	4,701	190,908
Asbury Automotive Group, Inc. (1)	4,809	293,830
At Home Group, Inc. (1)	1,010	23,068
AutoZone, Inc. (1)	1,099	654,026
Big Lots, Inc.	11,659	624,573
BJ's Restaurants, Inc. (1)	5,576	169,789
Bloomin Brands, Inc.	24,392	429,299
Bojangles, Inc. (1)	4,374	59,049
Borgwarner, Inc.	993	50,871
Boyd Gaming Corp.	19,660	512,143
Bridgepoint Education, Inc. (1)	4,048	38,861
Bright Horizons Family Solutions, Inc. (1)	89,551	7,720,192
Brinker International, Inc.	9,900	315,414
Brunswick Corp.	3,344	187,164
Buffalo Wild Wings, Inc. (1)	111,366	11,771,386
Burlington Stores, Inc. (1)	39,026	3,725,422
Cable One, Inc.	215	155,256
Caesars Entertainment Corp. (1)	1,940	25,899
Cambium Learning Group, Inc. (1)	1,012	6,710
Camping World Holdings, Inc.	6,202	252,669
Capella Education Company	2,768	194,175
CarMax, Inc. (1)	8,395	636,425
Carriage Services, Inc.	1,592	40,755
Carter's, Inc.	2,208	218,040
Carvana Co. (1)	313	4,595
Cavco Industries, Inc. (1)	2,219	327,413
Century Communities, Inc. (1)	285	7,039
Cheesecake Factory, Inc. (1)	11,708	493,141
Chegg, Inc. (1)	24,967	370,510
Children's Place, Inc.	4,513	533,211
Chipotle Mexican Grill, Inc. (1)	1,164	358,314
Choice Hotels International, Inc.	1,502	95,978
Churchill Downs, Inc.	3,539	729,742
Chuy's Holdings, Inc. (1)	80,932	1,703,619
Coach, Inc.	2,151	86,642
Collectors Universe, Inc.	1,978	47,413
Columbia Sportswear Co.	2,749	169,283
Cooper-Standard Holdings, Inc. (1)	981	113,767
Core Mark Holding Company, Inc.	12,011	386,034
Cracker Barrel Old Country Store, Inc.	5,024	761,739
Crocs, Inc. (1)	14,125	137,012
Culp, Inc.	2,871	94,025
D. R. Horton, Inc.	8,642	345,075
Dana, Inc.	18,632	520,951
Darden Restaurants, Inc.	5,728	451,252
Dave & Buster's Entertainment, Inc. (1)	10,865	570,195
Deckers Outdoor Corp. (1)	537	36,736
Delphi Automotive Plc	190,886	18,783,182
Denny's Corp. (1)	12,950	161,227
Dick's Sporting Goods, Inc.	3,164	85,460
DineEquity, Inc.	2,739	117,722
Dollar General Corp.	4,846	392,768
Dollar Tree, Inc. (1)	10,028	870,631
Domino's Pizza, Inc.	7,691	1,527,048
Dorman Products, Inc. (1)	7,238	518,386
Drive Shack, Inc.	7,482	27,010
Duluth Holdings, Inc. (1)	2,493	50,583
Dunkin' Brands Group, Inc.	4,179	221,821
Eldorado Resorts, Inc. (1)	12,212	313,238
Emerald Expositions Events, Inc.	371	8,622
Empire Resorts, Inc. (1)	435	9,718
Entravision Communications Corp.	17,064	97,265
Eros International Plc (1)	3,435	49,121
Expedia, Inc.	25,922	3,731,213
Extended Stay America, Inc.	4,898	97,960
Fiesta Restaurant Group, Inc. (1)	382	7,258
Five Below, Inc. (1)	14,118	774,796
Floor & Decor Holdings, Inc. (1)	943	36,711
Foot Locker, Inc.	401	14,123
Fox Factory Holding Corp. (1)	9,200	396,520
Francesca's Holdings Corp. (1)	9,722	71,554
Fred's, Inc.	331	2,132
Gap, Inc.	538	15,887
Gentex Corp.	8,293	164,201
Gentherm, Inc. (1)	82,360	3,059,674
Genuine Parts Co.	2,485	237,690
Global Eagle Entertainment, Inc. (1)	621	2,124
Golden Entertainment, Inc. (1)	451	10,995
GoPro, Inc. (1)	27,842	306,540
Grand Canyon Education, Inc. (1)	12,304	1,117,449
Gray Television, Inc. (1)	10,880	170,816
Groupon, Inc. (1)	89,117	463,408
H&R Block, Inc.	1,397	36,993
Hanesbrands, Inc.	16,689	411,217
Harley-Davidson, Inc.	5,826	280,871
Hasbro, Inc.	3,955	386,285
Helen Of Troy Corp. (1)	57,578	5,579,308
Hemisphere Media Group, Inc. (1)	385	4,601
Hilton Grand Vacations, Inc. (1)	3,138	121,221
Hilton Worldwide Holdings, Inc.	8,287	575,532
Hooker Furniture Corp.	3,005	143,489
Horizon Global Corp. (1)	6,360	112,190
Houghton Mifflin Harcourt Co. (1)	18,540	223,407
Hovnanian Enterprises, Inc. (1)	7,071	13,647
HSN, Inc.	8,476	330,988
ILG, Inc.	2,512	67,146
IMAX Corp. (1)	289,396	6,554,819
Inspired Entertainment, Inc. (1)	908	12,031
Installed Building Products, Inc. (1)	5,661	366,833
Interpublic Group of Companies, Inc.	15,356	319,251
iRobot Corp. (1)	6,909	532,408
J. Jill, Inc. (1)	2,967	32,311
Jack in the Box, Inc.	6,142	625,993
John Wiley & Sons, Inc.	322,106	17,232,671
KB Home	4,939	119,129
L Brands, Inc.	1,789	74,440
La Quinta Holdings, Inc. (1)	4,596	80,430
La-Z-Boy, Inc.	5,664	152,362
LCI Industries	6,333	733,678
Lear Corp.	2,585	447,412
Leggett & Platt, Inc.	4,839	230,965
LGI Homes, Inc. (1)	3,045	147,896
Liberty Braves Group - Class A (1)	2,503	63,501
Liberty Braves Group - Class C (1)	9,133	230,791
Liberty Expedia Holdings, Inc. (1)	467	24,802
Liberty Interactive Corp. (1)	10,641	250,808
Liberty Tax, Inc.	328	4,723
Lindblad Expeditions Holdings, Inc. (1)	4,986	53,350
Lions Gate Entertainment Corp. - Class A (1)	1,471	49,188
Lions Gate Entertainment Corp. - Class B (1)	2,989	95,004
Lithia Motors, Inc.	6,154	740,388
Live Nation Entertainment, Inc. (1)	456,717	19,890,025
LKQ Corp. (1)	75,461	2,715,841
Loral Space and Communications, Inc. (1)	3,413	168,944
Lululemon Athletica, Inc. (1)	38,473	2,394,944
Lumber Liquidators Holdings, Inc. (1)	7,275	283,580
M.D.C. Holdings, Inc.	4,402	146,190
M/I Homes, Inc. (1)	1,270	33,947
Malibu Boats, Inc. (1)	5,419	171,457
Marcus Corp.	4,139	114,650
Marine Products Corp.	1,978	31,747
MarineMax, Inc. (1)	3,788	62,691
Marriott International, Inc.	179,362	19,776,454
Marriott Vacations Worldwide Corp.	5,080	632,612
Mattel, Inc.	3,074	47,586
MCBC Holdings, Inc. (1)	4,688	95,541
MDC Partners, Inc. (1)	4,575	50,325
Meritage Homes Corp. (1)	668	29,659
MGM Resorts International	1,687	54,979
Michael Kors Holdings Ltd. (1)	499	23,877
Mohawk Industries, Inc. (1)	171	42,324
Monro, Inc.	8,355	468,298
Morningstar, Inc.	62,335	5,297,852
Nathan's Famous, Inc. (1)	694	51,321
Nautilus, Inc. (1)	8,013	135,420
Netflix, Inc. (1)	10,504	1,904,900
New York Times Co.	26,624	521,830
Nexstar Media Group, Inc.	11,866	739,252
Noodles & Co. (1)	4,026	17,714
Nordstrom, Inc.	5,345	252,017
Nutrisystem, Inc.	7,715	431,269
NVR, Inc. (1)	151	431,105
Ollie's Bargain Outlet Holdings, Inc. (1)	196,089	9,098,530
Omnicom Group, Inc.	10,617	786,401
O'Reilly Automotive, Inc. (1)	3,972	855,450
Overstock.com, Inc. (1)	2,275	67,568
Oxford Industries, Inc.	1,738	110,433
Papa John's International, Inc.	50,526	3,691,935
Party City Holdings, Inc. (1)	715	9,688
Penn National Gaming, Inc. (1)	2,781	65,048
PetMed Express, Inc.	5,174	171,518
PICO Holdings, Inc. (1)	369	6,162
Pinnacle Entertainment, Inc. (1)	9,611	204,810
Planet Fitness, Inc.	22,728	613,201
Polaris Industries, Inc.	2,693	281,769
Pool Corp.	68,458	7,405,102
Potbelly Corp. (1)	1,530	18,972
Pulte Group, Inc.	3,566	97,459
RCI Hospitality Holdings, Inc.	223	5,519
Reading International, Inc. (1)	954	14,997
Red Robin Gourmet Burgers, Inc. (1)	3,226	216,142
Red Rock Resorts, Inc.	17,843	413,244
Regal Entertainment Group	1,304	20,864
RH (1)	5,285	371,641
Ross Stores, Inc.	374,122	24,157,058
Ruth's Hospitality Group, Inc.	7,915	165,819
Sally Beauty Holdings, Inc. (1)	612,085	11,984,624
Scientific Games Corp. (1)	13,892	636,948
Scripps Networks Interactive, Inc.	2,156	185,179
Sears Holdings Corp. (1)	369	2,694
SeaWorld Entertainment, Inc.	18,030	234,210
Select Comfort Corp. (1)	10,530	326,957
Service Corp. International	8,301	286,385
ServiceMaster Global Holdings, Inc. (1)	6,139	286,875
Shake Shack, Inc. (1)	5,841	194,096
Shiloh Industries, Inc. (1)	2,709	28,174
Shutterfly, Inc. (1)	8,780	425,654
Signet Jewelers Ltd.	91,252	6,072,821
Sinclair Broadcast Group, Inc.	19,066	611,065
Sirius XM Holdings, Inc.	63,769	352,005
Six Flags Entertainment Corp.	3,063	186,659
Skechers USA, Inc. (1)	2,586	64,883
Sonic Corp.	6,235	158,681
Sotheby's (1)	9,907	456,812
Sportsman's Warehouse Holdings, Inc. (1)	9,208	41,528
Standard Motor Products, Inc.	3,572	172,349
Steven Madden Ltd. (1)	73,485	3,181,901
Strayer Education, Inc.	2,749	239,905
Sturm, Ruger & Company, Inc.	4,542	234,821
Superior Uniform Group, Inc.	2,074	47,495
Systemax, Inc.	2,199	58,120
Tailored Brands, Inc.	4,260	61,514
Taylor Morrison Home Corp. (1)	18,829	415,179
Tempur Sealy International, Inc. (1)	839	54,132
Tenneco, Inc. (1)	13,977	847,985
Texas Roadhouse, Inc. (1)	100,398	4,933,558
The Habit Restaurants, Inc. (1)	5,455	71,188
The Madison Square Garden Co. (1)	79	16,914
The Michaels Companies, Inc. (1)	4,071	87,404
Thor Industries, Inc.	2,260	284,557
Tile Shop Holdings, Inc.	10,619	134,861
Toll Brothers, Inc.	3,257	135,068
TopBuild Corp. (1)	5,795	377,660
Tractor Supply Co.	107,922	6,830,383
Travelport Worldwide Ltd.	6,278	98,565
TRI Pointe Group, Inc. (1)	2,470	34,111
TripAdvisor, Inc. (1)	2,339	94,800
tronc, Inc. (1)	3,234	46,990
Tupperware Brands Corp.	2,316	143,175
Ulta Beauty, Inc. (1)	14,487	3,274,931
Under Armour, Inc. - Class A (1)	6,188	101,978
Under Armour, Inc. - Class C (1)	6,290	94,476
Universal Electronics, Inc. (1)	3,661	232,107
Vail Resorts, Inc.	1,822	415,635
VF Corp.	11,096	705,373
Visteon Corp. (1)	1,423	176,125
Wayfair, Inc. (1)	1,759	118,557
Weight Watchers International, Inc. (1)	6,803	296,271
Wendy's Co.	8,453	131,275
Whirlpool Corp.	40,812	7,527,365
WideOpenWest, Inc. (1)	1,898	28,622
William Lyon Homes (1)	1,141	26,232
Williams-Sonoma, Inc.	740	36,896
Wingstop, Inc.	89,951	2,990,871
Winmark Corp.	595	78,391
Winnebago Industries, Inc.	7,155	320,186
Wolverine World Wide, Inc.	24,616	710,172
World Wrestling Entertainment, Inc.	10,135	238,679
Wyndham Worldwide Corp.	4,692	494,584
Wynn Resorts Ltd.	3,671	546,685
Yum China Holdings, Inc. (1)	14,658	585,880
ZAGG, Inc. (1)	4,851	76,403
Zoe's Kitchen, Inc. (1)	1,264	15,964
		297,781,468
Consumer Staples - 6.57%
Amplify Snack Brands, Inc. (1)	8,412	59,641
B&G Foods, Inc.	17,167	546,769
Blue Buffalo Pet Products, Inc. (1)	855,716	24,259,549
Bob Evans Farms, Inc.	5,141	398,479
Boston Beer, Inc. (1)	2,251	351,606
Brown Forman Corp. - Class A	2,379	132,486
Brown Forman Corp. - Class B	7,619	413,712
Calavo Growers, Inc.	92,273	6,754,384
Campbell Soup Co.	5,366	251,236
Casey's General Stores, Inc.	189,100	20,696,995
Castle Brands, Inc. (1)	22,191	29,736
Central Garden & Pet Co. (1)	325	12,623
Central Garden & Pet Co. - Class A (1)	1,086	40,388
Church & Dwight Co., Inc.	11,446	554,559
Clorox Co.	5,058	667,201
Coca-Cola Bottling Co. Consolidated	1,238	267,098
Craft Brew Alliance, Inc. (1)	3,214	56,406
Dean Foods Co.	1,268	13,796
Dr Pepper Snapple Group, Inc.	8,325	736,513
elf Beauty, Inc. (1)	5,555	125,265
Energizer Holdings, Inc.	2,805	129,170
Flowers Foods, Inc.	985,000	18,527,850
Freshpet, Inc. (1)	6,557	102,617
Herbalife Ltd. (1)	3,159	214,275
Hormel Foods Corp.	529,000	17,002,060
Hostess Brands, Inc. (1)	1,140	15,572
HRG Group, Inc. (1)	29,228	456,249
Inter Parfums, Inc.	2,080	85,800
J & J Snack Foods Corp.	3,922	514,959
John B. Sanfilippo & Son, Inc.	2,273	152,996
Kellogg Co.	10,517	655,945
Lamb Weston Holdings, Inc.	1,554	72,867
Lancaster Colony Corp.	4,907	589,429
Landec Corp. (1)	1,765	22,857
Lifeway Foods, Inc. (1)	1,207	10,742
Limoneira Co.	1,025	23,749
McCormick & Co., Inc.	89,512	9,187,512
Medifast, Inc.	2,762	163,980
MGP Ingredients, Inc.	38,990	2,363,964
Molson Coors Brewing Co.	123,000	10,041,720
Monster Beverage Corp. (1)	67,500	3,729,375
National Beverage Corp.	3,088	383,066
Natural Health Trends Corp.	1,925	46,007
Nu Skin Enterprises, Inc.	622	38,241
Performance Food Group Co. (1)	22,431	633,676
Pilgrim's Pride Corp. (1)	2,174	61,763
PriceSmart, Inc.	5,753	513,455
Primo Water Corp. (1)	6,441	76,326
Revlon, Inc. (1)	819	20,106
Rite Aid Corp. (1)	22,810	44,708
Snyder's-Lance, Inc.	569,964	21,738,427
Spectrum Brands Holdings, Inc.	1,100	116,512
Sprouts Farmers Market, Inc. (1)	6,035	113,277
The Chefs' Warehouse, Inc. (1)	4,825	93,122
The Hershey Co.	5,745	627,182
The J. M. Smucker Co.	123,500	12,958,855
Tootsie Roll Industries, Inc.	3,145	119,510
TreeHouse Foods, Inc. (1)	246,734	16,711,294
Turning Point Brands, Inc. (1)	1,290	21,930
USANA Health Sciences, Inc. (1)	3,076	177,485
Vector Group Ltd.	11,984	245,305
WD-40 Co.	45,432	5,083,841
		180,256,218
Energy - 1.69%
Abraxas Petroleum Corp. (1)	35,337	66,434
Antero Resources Corp. (1)	5,270	104,873
Apache Corp.	869	39,800
Ardmore Shipping Corp. (1)	3,456	28,512
Bonanza Creek Energy, Inc. (1)	338	11,151
Cabot Oil & Gas Corp.	66,833	1,787,783
Carrizo Oil & Gas, Inc. (1)	143,549	2,458,994
Cheniere Energy, Inc. (1)	6,166	277,717
Chesapeake Energy Corp. (1)	2,633	11,322
Cimarex Energy Co.	4,022	457,181
Continental Resources, Inc. (1)	1,788	69,035
Core Laboratories NV	148,444	14,651,423
CVR Energy, Inc.	234	6,061
Devon Energy Corp.	1,926	70,703
Diamondback Energy, Inc. (1)	1,005	98,450
Energy XXI Gulf Coast, Inc. (1)	1,287	13,308
Evolution Petroleum Corp.	6,406	46,123
Fairmount Santrol Holdings, Inc. (1)	37,052	177,109
Forum Energy Technologies, Inc. (1)	149,072	2,370,245
Gastar Exploration, Inc. (1)	21,640	19,034
Gulfport Energy Corp. (1)	691	9,909
Isramco, Inc. (1)	180	20,880
Jagged Peak Energy, Inc. (1)	15,456	211,129
Keane Group, Inc. (1)	8,572	142,981
Laredo Petroleum, Inc. (1)	7,393	95,591
Lilis Energy, Inc. (1)	10,822	48,374
Matador Resources Co. (1)	23,552	639,437
NCS Multistage Holdings, Inc. (1)	2,637	63,499
Newfield Exploration Co. (1)	9,103	270,086
Oceaneering International, Inc. (1)	52,532	1,380,016
ONEOK, Inc.	17,318	959,590
Panhandle Oil and Gas, Inc.	2,385	56,763
Par Petroleum Corp. (1)	3,345	69,576
Parsley Energy, Inc. (1)	272,497	7,177,571
Penn Virginia Corp. (1)	3,429	137,091
ProPetro Holding Corp. (1)	5,414	77,691
Range Resources Corp.	33,520	655,986
Ranger Energy Services, Inc. (1)	578	8,497
Resolute Energy Corp. (1)	339	10,065
Rice Energy, Inc. (1)	70,426	2,038,128
RigNet, Inc. (1)	3,298	56,726
Ring Energy, Inc. (1)	12,694	183,936
RPC, Inc.	49,589	1,229,311
RSP Permian, Inc. (1)	110,907	3,836,273
Sanchez Energy Corp. (1)	13,898	66,988
Select Energy Services, Inc. (1)	2,646	42,124
SilverBow Resources, Inc. (1)	396	9,722
Smart Sand, Inc. (1)	4,982	33,778
Solaris Oilfield Infrastructure, Inc. (1)	2,397	41,780
SRC Energy, Inc. (1)	335,128	3,240,688
Tellurian, Inc. (1)	14,838	158,470
The Williams Companies, Inc.	5,520	165,655
Ultra Petroleum Corp. (1)	4,384	38,009
Uranium Energy Corp. (1)	32,593	44,978
US Silica Holdings, Inc.	13,050	405,463
W&T Offshore, Inc. (1)	2,397	7,311
Westmoreland Coal Co. (1)	1,060	2,703
		46,402,033
Financials - 9.04%
Access National Corp.	247	7,079
Affiliated Managers Group, Inc.	118,510	22,496,753
Allegiance Bancshares, Inc. (1)	2,057	75,698
Ameriprise Financial, Inc.	6,196	920,168
Ameris Bancorp	7,275	349,200
AMERISAFE, Inc.	101,551	5,910,268
Arch Capital Group Ltd. (1)	731	72,004
Argo Group International Holdings Ltd.	59,407	3,653,531
Arthur J. Gallagher & Co.	288,585	17,762,407
Artisan Partners Asset Management, Inc.	11,630	379,138
Aspen Insurance Holdings Ltd.	911	36,804
Assurant, Inc.	514	49,097
Atlantic Capital Bancshares, Inc. (1)	1,206	21,889
Atlas Financial Holdings, Inc. (1)	1,341	25,345
Bank of NT Butterfield & Son Ltd.	10,223	374,571
Bank of the Ozarks, Inc.	2,606	125,218
Bankwell Financial Group, Inc.	191	7,056
Bear State Financial, Inc.	521	5,345
BGC Partners, Inc.	2,556	36,985
Blue Hills Bancorp, Inc.	2,917	56,006
Bofi Holding, Inc. (1)	6,741	191,916
Bryn Mawr Bank Corp.	60,390	2,645,082
BSB Bancorp, Inc. (1)	552	16,532
Camden National Corp.	48,741	2,127,057
Capstar Financial Holdings, Inc. (1)	619	12,120
Carolina Financial Corp.	2,602	93,360
CBOE Holdings, Inc.	5,072	545,899
Central Pacific Financial Corp.	184,794	5,946,671
Charter Financial Corp.	651	12,063
Chemical Financial Corp.	110,238	5,761,038
CoBiz Financial, Inc.	974	19,129
Cohen & Steers, Inc.	5,526	218,222
Columbia Banking System, Inc.	153,996	6,484,772
Commerce Bancshares, Inc.	187,500	10,831,875
ConnectOne Bancorp, Inc.	2,096	51,562
Cowen, Inc. (1)	394	7,013
Crawford & Co.	2,811	33,620
Credit Acceptance Corp. (1)	465	130,279
CU Bancorp (1)	496	19,232
Cullen/Frost Bankers, Inc.	148,000	14,048,160
Diamond Hill Investment Group, Inc.	857	181,984
Donnelley Financial Solutions, Inc. (1)	8,118	175,024
Eagle Bancorp, Inc. (1)	84,521	5,667,133
East West Bancorp, Inc.	384	22,956
Eaton Vance Corp.	5,065	250,059
eHealth, Inc. (1)	3,580	85,526
Enova International, Inc. (1)	2,652	35,669
Equity Bancshares, Inc. (1)	911	32,413
Erie Indemnity Co.	843	101,641
Essent Group Ltd. (1)	21,321	863,501
Evercore Partners, Inc.	70,601	5,665,730
FB Financial Corp. (1)	1,779	67,104
Federated Investors, Inc.	1,136	33,739
Fifth Street Asset Management, Inc.	1,153	4,497
Financial Engines, Inc.	15,319	532,335
First Connecticut Bancorp, Inc.	877	23,460
First Financial Bankshares, Inc.	10,868	491,234
First Financial Northwest, Inc.	301	5,114
First Foundation, Inc. (1)	2,583	46,210
First of Long Island Corp.	1,127	34,317
First Republic Bank	154,851	16,175,735
FirstCash, Inc.	2,266	143,098
Franklin Financial Network, Inc. (1)	885	31,550
GAMCO Investors, Inc.	355	10,565
Glacier Bancorp, Inc.	3,481	131,443
Great Western Bancorp, Inc.	164,696	6,798,651
Green Bancorp, Inc. (1)	1,093	25,849
Green Dot Corp. (1)	11,951	592,531
Greene County Bancorp, Inc.	528	15,866
Guaranty Bancorp	1,181	32,832
Guaranty Bancshares, Inc.	511	16,347
Hamilton Lane, Inc.	2,440	65,514
HarborOne Bancorp, Inc. (1)	1,571	29,551
HCI Group, Inc.	1,187	45,403
Health Insurance Innovations, Inc. (1)	3,252	47,154
Heritage Commerce Corp.	598	8,510
Heritage Insurance Holdings, Inc.	823	10,872
Hilltop Holdings, Inc. (1)	96,183	2,500,758
Hingham Institution for Savings	175	33,297
Home Bancshares, Inc.	33,177	836,718
Houlihan Lokey, Inc.	6,601	258,297
Howard Bancorp, Inc. (1)	435	9,091
Infinity Property & Casualty Corp.	386	36,361
Invesco Ltd.	2,691	94,293
Investar Holding Corp.	661	15,930
Investment Technology Group, Inc.	824	18,243
Investors Title Co.	293	52,468
James River Group Holdings Ltd.	112,338	4,659,780
Kinsale Capital Group, Inc.	3,834	165,514
Ladenburg Thalmann Financial Services, Inc.	3,449	9,933
Lakeland Financial Corp.	1,015	49,451
Lazard Ltd.	206,751	9,349,280
LegacyTexas Financial Group, Inc.	5,175	206,586
Legg Mason, Inc.	890	34,986
LendingClub Corp. (1)	76,919	468,437
LendingTree, Inc. (1)	13,947	3,409,344
Leucadia National Corp.	3,481	87,895
Live Oak Bancshares, Inc.	6,088	142,764
LPL Financial Holdings, Inc.	4,035	208,085
Maiden Holdings Ltd.	1,653	13,141
MarketAxess Holdings, Inc.	21,433	3,954,603
Marlin Business Services Corp.	728	20,930
MB Financial, Inc.	1,753	78,920
Medley Management, Inc.	747	4,594
Meridian Bancorp, Inc.	2,061	38,438
Meta Financial Group, Inc.	229	17,954
Midland States Bancorp, Inc.	266	8,427
Moelis & Co.	8,204	353,182
Moody's Corp.	7,642	1,063,843
MSCI, Inc.	4,085	477,536
National Bank Holdings Corp.	2,289	81,694
National Commerce Corp. (1)	1,500	64,200
National General Holdings Corp.	8,054	153,912
NewStar Financial, Inc.	1,252	14,698
NMI Holdings, Inc. (1)	2,235	27,714
Northern Trust Corp.	219,000	20,132,670
Northfield Bancorp, Inc.	1,004	17,419
Ocwen Financial Corp. (1)	1,858	6,392
Old Line Bancshares, Inc.	265	7,420
OM Asset Management Plc	19,900	296,908
Opus Bank (1)	3,765	90,360
Pacific Continental Corp.	3,062	82,521
Pacific Premier Bancorp, Inc. (1)	3,616	136,504
Paragon Commercial Corp. (1)	219	12,365
Park Sterling Corp.	4,937	61,318
People's Utah Bancorp	644	20,898
Pinnacle Financial Partners, Inc.	1,039	69,561
Piper Jaffray Cos.	230	13,650
PRA Group, Inc. (1)	105,154	3,012,662
Preferred Bank Los Angeles	3,414	206,035
Primerica, Inc.	12,047	982,433
Prosperity Bancshares, Inc.	177,000	11,634,210
Pzena Investment Management, Inc.	3,351	36,492
Raymond James Financial, Inc.	1,531	129,109
Regional Management Corp. (1)	247	5,980
Republic First Bancorp, Inc. (1)	2,760	25,530
RLI Corp.	8,463	485,438
SEI Investments Co.	6,157	375,946
ServisFirst Bancshares, Inc.	12,099	470,046
Signature Bank (1)	105,135	13,461,485
Silvercrest Asset Management Group, Inc.	2,062	30,002
South State Corp.	80,941	7,288,737
Southern Missouri Bancorp, Inc.	156	5,692
State National Companies, Inc.	7,244	152,052
Stewart Information Services Corp.	314	11,857
Sunshine Bancorp, Inc. (1)	299	6,949
SVB Financial Group (1)	50,979	9,537,661
T. Rowe Price Group, Inc.	1,671	151,476
TD Ameritrade Holding Corp.	10,388	506,934
Texas Capital Bancshares, Inc. (1)	71,790	6,159,582
The Progressive Corp.	26,675	1,291,604
Third Point Reinsurance Ltd. (1)	10,251	159,916
Tompkins Financial Corp.	201	17,314
TriState Capital Holdings, Inc. (1)	1,580	36,182
Trupanion, Inc. (1)	5,993	158,275
Union Bankshares, Inc.	928	44,915
United Insurance Holdings Corp.	4,213	68,672
Universal Insurance Holdings, Inc.	6,364	146,372
Value Line, Inc.	250	4,405
Veritex Holdings, Inc. (1)	1,501	40,467
Virtu Financial, Inc.	6,672	108,086
Virtus Investment Partners, Inc.	262	30,405
Voya Financial, Inc.	473	18,868
Walker & Dunlop, Inc. (1)	6,267	327,952
Waterstone Financial, Inc.	574	11,193
West Bancorporation, Inc.	883	21,545
Western Alliance Bancorp (1)	2,528	134,186
Western New England Bancorp, Inc.	770	8,393
Westwood Holdings Group, Inc.	2,129	143,218
WisdomTree Investments, Inc.	29,592	301,247
WSFS Financial Corp.	2,079	101,351
XL Group Ltd.	3,736	147,385
		248,028,823
Healthcare - 19.18%
AAC Holdings, Inc. (1)	70,092	696,014
Abaxis, Inc.	5,711	254,996
ABIOMED, Inc. (1)	59,480	10,028,328
Acadia Healthcare Co., Inc. (1)	60,722	2,900,083
ACADIA Pharmaceuticals, Inc. (1)	4,408	166,049
Accelerate Diagnostics, Inc. (1)	6,505	146,037
Acceleron Pharma, Inc. (1)	6,853	255,754
Accuray, Inc. (1)	20,816	83,264
Achaogen, Inc. (1)	8,957	142,864
Aclaris Therapeutics, Inc. (1)	5,963	153,905
Acorda Therapeutics, Inc. (1)	1,604	37,935
Adamas Pharmaceuticals, Inc. (1)	1,891	40,032
Addus HomeCare Corp. (1)	1,900	67,070
Aduro Biotech, Inc. (1)	11,480	122,262
Advaxis, Inc. (1)	9,013	37,674
Aerie Pharmaceuticals, Inc. (1)	8,568	416,405
Agenus, Inc. (1)	16,833	74,234
Agilent Technologies, Inc.	3,616	232,147
Agios Pharmaceuticals, Inc. (1)	1,738	116,011
Aileron Therapeutics, Inc. (1)	1,020	13,648
Aimmune Therapeutics, Inc. (1)	9,284	230,150
Akcea Therapeutics, Inc. (1)	2,941	81,377
Akebia Therapeutics, Inc. (1)	11,741	230,945
Akorn, Inc. (1)	3,895	129,275
Alder Biopharmaceuticals, Inc. (1)	2,931	35,905
Alexion Pharmaceuticals, Inc. (1)	130,747	18,342,497
Align Technology, Inc. (1)	78,651	14,650,322
Alkermes Plc (1)	7,012	356,490
Almost Family, Inc. (1)	832	44,678
Alnylam Pharmaceuticals, Inc. (1)	3,161	371,386
Amedisys, Inc. (1)	7,498	419,588
American Renal Associates Holdings, Inc. (1)	2,194	32,844
AmerisourceBergen Corp.	181,222	14,996,120
Amicus Therapeutics, Inc. (1)	43,277	652,617
AMN Healthcare Services, Inc. (1)	12,280	561,196
Amphastar Pharmaceuticals, Inc. (1)	9,416	168,264
AnaptysBio, Inc. (1)	3,157	110,337
Anavex Life Sciences Corp. (1)	9,330	38,626
ANI Pharmaceuticals, Inc. (1)	2,059	108,077
Anika Therapeutics, Inc. (1)	3,149	182,642
Antares Pharma, Inc. (1)	38,165	123,655
Aratana Therapeutics, Inc. (1)	9,549	58,535
Arena Pharmaceuticals, Inc. (1)	10,312	262,956
Array BioPharma, Inc. (1)	40,084	493,033
Assembly Biosciences, Inc. (1)	3,749	130,915
Asterias Biotherapeutics, Inc. - Class A (1)	7,640	25,976
Athenahealth, Inc. (1)	20,431	2,540,799
Athenex, Inc. (1)	1,382	24,199
Athersys, Inc. (1)	26,132	53,832
AtriCure, Inc. (1)	8,407	188,065
Atrion Corp.	364	244,608
Audentes Therapeutics, Inc. (1)	3,535	99,015
Avexis, Inc. (1)	6,578	636,290
AxoGen, Inc. (1)	7,300	141,255
Axovant Sciences Ltd. (1)	8,510	58,549
Bellicum Pharmaceuticals, Inc. (1)	4,855	56,075
BioCryst Pharmaceuticals, Inc. (1)	18,220	95,473
Biohaven Pharmaceutical Holding Co Ltd. (1)	2,470	92,329
BioMarin Pharmaceutical, Inc. (1)	197,552	18,386,165
Bio-Rad Laboratories, Inc. (1)	22,942	5,098,171
BioScrip, Inc. (1)	3,639	10,007
BioSpecifics Technologies Corp. (1)	1,468	68,291
Bio-Techne Corp.	43,365	5,242,395
BioTelemetry, Inc. (1)	7,442	245,586
Bioverativ, Inc. (1)	4,939	281,869
Bluebird Bio, Inc. (1)	4,686	643,622
Blueprint Medicines Corp. (1)	10,148	707,011
Bruker Corp.	1,770	52,657
C.R. Bard, Inc.	55,336	17,735,188
Calithera Biosciences, Inc. (1)	8,196	129,087
Calyxt, Inc. (1)	1,601	39,208
Cambrex Corp. (1)	8,471	465,905
Cantel Medical Corp.	63,310	5,961,903
Capital Senior Living Corp. (1)	6,293	78,977
Cara Therapeutics, Inc. (1)	5,910	80,908
Cardiovascular Systems, Inc. (1)	8,315	234,067
Castlight Health, Inc. (1)	16,122	69,325
Catalent, Inc. (1)	452,735	18,073,181
Catalyst Pharmaceuticals, Inc. (1)	18,245	45,977
Cempra, Inc. (1)	1,018	3,308
Centene Corp. (1)	971	93,964
Cerner Corp. (1)	62,400	4,450,368
Cerus Corp. (1)	24,383	66,566
Charles River Laboratories International, Inc. (1)	2,163	233,647
Chemed Corp.	4,121	832,648
ChemoCentryx, Inc. (1)	5,975	44,334
Civitas Solutions, Inc. (1)	4,397	81,125
Clearside Biomedical, Inc. (1)	2,943	25,722
Clovis Oncology, Inc. (1)	11,565	952,956
Coherus Biosciences, Inc. (1)	10,227	136,530
Collegium Pharmaceutical, Inc. (1)	357	3,745
Computer Programs & Systems, Inc.	1,511	44,650
Conatus Pharmaceuticals, Inc. (1)	6,539	35,899
Concert Pharmaceuticals, Inc. (1)	1,945	28,689
ConforMIS, Inc. (1)	3,417	12,028
Corbus Pharmaceuticals Holdings, Inc. (1)	11,300	80,795
Corcept Therapeutics, Inc. (1)	23,993	463,065
Corindus Vascular Robotics, Inc. (1)	27,947	42,479
Corium International, Inc. (1)	6,518	72,219
CorVel Corp. (1)	2,439	132,682
Cotiviti Holdings, Inc. (1)	9,726	349,941
Cross Country Healthcare, Inc. (1)	4,263	60,662
CryoLife, Inc. (1)	5,851	132,818
Curis, Inc. (1)	30,994	46,181
Cutera, Inc. (1)	3,523	145,676
Cytokinetics, Inc. (1)	11,018	159,761
CytomX Therapeutics, Inc. (1)	7,756	140,927
Dentsply Sirona, Inc.	536,900	32,111,989
Depomed, Inc. (1)	14,636	84,742
Dermira, Inc. (1)	8,171	220,617
DexCom, Inc. (1)	23,190	1,134,571
Dova Pharmaceuticals, Inc. (1)	1,036	25,154
Durect Corp. (1)	35,512	62,856
Dynavax Technologies Corp. (1)	1,368	29,412
Eagle Pharmaceuticals, Inc. (1)	2,209	131,745
Edge Therapeutics, Inc. (1)	4,903	52,609
Editas Medicine, Inc. (1)	6,421	154,168
Edwards Lifesciences Corp. (1)	9,609	1,050,360
Emergent BioSolutions, Inc. (1)	4,296	173,773
Endologix, Inc. (1)	21,437	95,609
Ensign Group, Inc.	7,517	169,809
Entellus Medical, Inc. (1)	3,025	55,841
Enzo Biochem, Inc. (1)	10,395	108,836
Epizyme, Inc. (1)	7,762	147,866
Esperion Therapeutics, Inc. (1)	4,424	221,731
Evolent Health, Inc. (1)	3,447	61,357
Exact Sciences Corp. (1)	30,916	1,456,762
Exelixis, Inc. (1)	13,282	321,823
Fate Therapeutics, Inc. (1)	2,246	8,894
FibroGen, Inc. (1)	17,340	932,892
Flexion Therapeutics, Inc. (1)	7,148	172,839
Fluidigm Corp. (1)	8,284	41,751
FONAR Corp. (1)	1,366	41,663
Fortress Biotech, Inc. (1)	8,442	37,314
Foundation Medicine, Inc. (1)	3,816	153,403
G1 Therapeutics, Inc. (1)	1,547	38,505
Genesis Healthcare, Inc. (1)	9,057	10,506
GenMark Diagnostics, Inc. (1)	13,650	131,449
Genocea Biosciences, Inc. (1)	5,981	8,732
Genomic Health, Inc. (1)	5,178	166,162
Geron Corp. (1)	38,487	83,902
Glaukos Corp. (1)	7,558	249,414
Global Blood Therapeutics, Inc. (1)	9,747	302,644
Globus Medical, Inc. (1)	127,207	3,780,592
Haemonetics Corp. (1)	11,070	496,711
Halozyme Therapeutics, Inc. (1)	31,284	543,403
HealthEquity, Inc. (1)	77,161	3,902,803
HealthSouth Corp.	25,888	1,199,909
HealthStream, Inc. (1)	6,813	159,220
Henry Schein, Inc. (1)	159,264	13,058,055
Heron Therapeutics, Inc. (1)	10,369	167,459
Heska Corp. (1)	1,706	150,282
Hill-Rom Holdings, Inc.	2,834	209,716
HMS Holdings Corp. (1)	180,144	3,577,660
Hologic, Inc. (1)	71,521	2,624,105
ICON Plc (1)	35,017	3,987,736
ICU Medical, Inc. (1)	34,583	6,427,251
Idera Pharmaceuticals, Inc. (1)	27,293	60,863
IDEXX Laboratories, Inc. (1)	33,440	5,199,586
Ignyta, Inc. (1)	13,242	163,539
Illumina, Inc. (1)	25,658	5,111,074
Immune Design Corp. (1)	546	5,651
ImmunoGen, Inc. (1)	22,321	170,756
Immunomedics, Inc. (1)	10,125	141,547
INC Research Holdings, Inc. (1)	114,206	5,972,974
Incyte Corp. (1)	57,210	6,678,695
Innoviva, Inc. (1)	20,045	283,035
Inogen, Inc. (1)	4,428	421,103
Inovalon Holdings, Inc. (1)	16,358	278,904
Inovio Pharmaceuticals, Inc. (1)	21,490	136,247
Insmed, Inc. (1)	16,822	525,015
Insulet Corp. (1)	15,244	839,640
Insys Therapeutics, Inc. (1)	6,554	58,200
Integra LifeSciences Holdings Corp. (1)	495,534	25,014,556
Intercept Pharmaceuticals, Inc. (1)	804	46,664
Intersect ENT, Inc. (1)	6,876	214,187
Intrexon Corp. (1)	2,060	39,161
Intuitive Surgical, Inc. (1)	2,831	2,960,886
InVitae Corp. (1)	10,373	97,195
Ionis Pharmaceuticals, Inc. (1)	5,688	288,382
Iovance Biotherapeutics, Inc. (1)	994	7,703
iRhythm Technologies, Inc. (1)	3,663	190,036
Ironwood Pharmaceuticals, Inc. (1)	35,229	555,561
Jounce Therapeutics, Inc. (1)	3,815	59,438
K2M Group Holdings, Inc. (1)	10,684	226,608
Kala Pharmaceuticals, Inc. (1)	1,627	37,161
Karyopharm Therapeutics, Inc. (1)	2,113	23,201
Keryx Biopharmaceuticals, Inc. (1)	23,514	166,949
Kindred Biosciences, Inc. (1)	704	5,526
Kite Pharma, Inc. (1)	12,922	2,323,505
Kura Oncology, Inc. (1)	5,208	77,860
La Jolla Pharmaceutical Co. (1)	4,496	156,371
Laboratory Corp. of America Holdings (1)	125,000	18,871,250
Landauer, Inc.	2,421	162,933
Lantheus Holdings, Inc. (1)	7,390	131,542
LeMaitre Vascular, Inc.	3,942	147,510
Lexicon Pharmaceuticals, Inc. (1)	11,364	139,664
LHC Group, Inc. (1)	3,811	270,276
LifePoint Health, Inc. (1)	272	15,749
Ligand Pharmaceuticals, Inc. (1)	33,157	4,514,326
Loxo Oncology, Inc. (1)	5,979	550,785
Luminex Corp.	4,573	92,969
MacroGenics, Inc. (1)	2,457	45,405
Madrigal Pharmaceuticals, Inc. (1)	903	40,617
Magellan Health, Inc. (1)	4,568	394,218
Masimo Corp. (1)	43,755	3,787,433
Matinas BioPharma Holdings, Inc. (1)	13,244	17,482
Medicines Co. (1)	16,641	616,383
MediciNova, Inc. (1)	7,571	48,227
Medidata Solutions, Inc. (1)	217,747	16,997,331
Meridian Bioscience, Inc.	9,329	133,405
Merit Medical Systems, Inc. (1)	85,723	3,630,369
Merrimack Pharmaceuticals, Inc.	1,931	28,071
Mersana Therapeutics, Inc. (1)	1,005	17,376
Mettler-Toledo International, Inc. (1)	42,654	26,708,229
MiMedx Group, Inc. (1)	27,186	322,970
Minerva Neurosciences, Inc. (1)	6,671	50,700
Miragen Therapeutics, Inc. (1)	2,542	23,259
Molina Healthcare, Inc. (1)	11,532	792,940
Momenta Pharmaceuticals, Inc. (1)	4,591	84,933
MyoKardia, Inc. (1)	4,572	195,910
NanoString Technologies, Inc. (1)	2,276	36,780
Natera, Inc. (1)	8,406	108,353
National Research Corp.	2,229	84,033
Natus Medical, Inc. (1)	89,492	3,355,950
Nektar Therapeutics (1)	38,865	932,760
Neogen Corp. (1)	57,378	4,444,500
NeoGenomics, Inc. (1)	14,814	164,880
Neos Therapeutics, Inc. (1)	6,117	55,971
Neurocrine Biosciences, Inc. (1)	4,013	245,917
Nevro Corp. (1)	7,249	658,789
NewLink Genetics Corp. (1)	5,565	56,652
Novavax, Inc. (1)	27,738	31,621
Novocure Ltd. (1)	15,219	302,097
NuVasive, Inc. (1)	336,598	18,667,725
NxStage Medical, Inc. (1)	17,051	470,608
Nymox Pharmaceutical Corp. (1)	2,679	10,234
Obalon Therapeutics, Inc. (1)	1,122	10,693
Ocular Therapeutix, Inc. (1)	5,674	35,065
Omeros Corp. (1)	11,677	252,457
Omnicell, Inc. (1)	103,988	5,308,587
Oncocyte Corp. (1)	936	7,067
OPKO Health, Inc. (1)	1,597	10,955
OraSure Technologies, Inc. (1)	14,017	315,382
Organovo Holdings, Inc. (1)	26,900	59,718
Orthofix International (1)	883	41,722
Ovid therapeutics, Inc. (1)	1,568	13,438
Oxford Immunotec Global Plc (1)	6,071	101,993
Pacific Biosciences of California, Inc. (1)	27,632	145,068
Pacira Pharmaceuticals, Inc. (1)	68,935	2,588,509
Paratek Pharmaceuticals, Inc. (1)	6,246	156,775
PAREXEL International Corp. (1)	213,207	18,779,273
Patterson Companies, Inc.	348	13,450
Penumbra, Inc. (1)	23,977	2,165,123
PerkinElmer, Inc.	936	64,556
PetIQ, Inc. (1)	1,491	40,376
Phibro Animal Health Corp.	4,725	175,061
Pieris Pharmaceuticals, Inc. (1)	9,108	52,462
Portola Pharmaceuticals, Inc. (1)	13,364	722,057
PRA Health Sciences, Inc. (1)	30,139	2,295,688
Premier, Inc. (1)	672	21,887
Prestige Brands Holdings, Inc. (1)	96,298	4,823,567
Progenics Pharmaceuticals, Inc. (1)	18,825	138,552
Protagonist Therapeutics, Inc. (1)	985	17,405
Prothena Corporation Plc (1)	7,836	507,538
PTC Therapeutics, Inc. (1)	8,464	169,365
Pulse Biosciences, Inc. (1)	2,332	43,399
Puma Biotechnology, Inc. (1)	7,512	899,562
QIAGEN NV - NASDAQ Listed	3,480	109,620
Quality Systems, Inc. (1)	8,921	140,327
Quidel Corp. (1)	7,245	317,766
Quintiles IMS Holdings, Inc. (1)	3,822	363,358
Quotient Ltd. (1)	4,114	20,282
R1 RCM, Inc. (1)	23,463	87,048
Ra Pharmaceuticals, Inc. (1)	2,976	43,450
Radius Health, Inc. (1)	9,793	377,520
RadNet, Inc. (1)	9,412	108,709
Reata Pharmaceuticals, Inc. (1)	2,933	91,216
REGENXBIO, Inc. (1)	1,955	64,417
Repligen Corp. (1)	68,724	2,633,504
ResMed, Inc.	42,917	3,302,892
Revance Therapeutics, Inc. (1)	5,879	161,966
Rigel Pharmaceuticals, Inc. (1)	31,307	79,520
Rockwell Medical, Inc. (1)	11,903	101,890
RTI Surgical, Inc. (1)	10,472	47,648
SAGE Therapeutics, Inc. (1)	9,018	561,821
Sangamo Therapeutics, Inc. (1)	21,728	325,920
Sarepta Therapeutics, Inc. (1)	11,829	536,563
SciClone Pharmaceuticals, Inc. (1)	4,738	53,066
Seattle Genetics, Inc. (1)	4,388	238,751
Select Medical Holdings Corp. (1)	27,947	536,582
Selecta Biosciences, Inc. (1)	3,626	66,175
Seres Therapeutics, Inc. (1)	5,501	88,236
Sienna Biopharmaceuticals, Inc. (1)	1,024	22,784
Simulations Plus, Inc.	2,698	41,819
Spark Therapeutics, Inc. (1)	6,955	620,108
STAAR Surgical Co. (1)	10,846	135,033
Stemline Therapeutics, Inc. (1)	786	8,725
STERIS Plc	180,000	15,912,000
Strongbridge Biopharma Plc (1)	5,324	36,736
Sucampo Pharmaceuticals, Inc. (1)	5,308	62,634
Supernus Pharmaceuticals, Inc. (1)	12,373	494,920
Surgery Partners, Inc. (1)	4,814	49,825
SurModics, Inc. (1)	3,312	102,672
Syndax Pharmaceuticals, Inc. (1)	2,705	31,649
Synergy Pharmaceuticals, Inc. (1)	60,448	175,299
Syros Pharmaceuticals, Inc. (1)	3,139	46,206
Tabula Rasa HealthCare, Inc. (1)	2,317	61,957
Tactile Systems Technology, Inc. (1)	2,319	71,773
Teladoc, Inc. (1)	14,044	465,559
Teleflex, Inc.	336	81,302
Teligent, Inc. (1)	10,436	70,026
Tenet Healthcare Corp. (1)	21,421	351,947
TESARO, Inc. (1)	1,711	220,890
TG Therapeutics, Inc. (1)	12,854	152,320
The Cooper Companies, Inc.	66,228	15,703,321
The Providence Service Corp. (1)	2,421	130,928
TherapeuticsMD, Inc. (1)	41,475	219,403
Theravance Biopharma, Inc. (1)	11,028	377,599
Tivity Health, Inc. (1)	6,444	262,915
Tocagen, Inc. (1)	1,877	23,387
Trevena, Inc. (1)	773	1,971
Triple-S Management Corp. (1)	1,253	29,671
Ultragenyx Pharmaceutical, Inc. (1)	10,314	549,324
Universal Health Services, Inc.	94,357	10,467,966
US Physical Therapy, Inc.	3,154	193,813
Utah Medical Products, Inc.	740	54,427
Vanda Pharmaceuticals, Inc. (1)	11,612	207,855
Varex Imaging Corp. (1)	9,791	331,327
Varian Medical Systems, Inc. (1)	4,227	422,954
VBI Vaccines, Inc. (1)	5,207	20,047
Veeva Systems, Inc. (1)	4,889	275,788
Veracyte, Inc. (1)	5,924	51,953
Versartis, Inc. (1)	8,622	21,124
ViewRay, Inc. (1)	7,403	42,641
Viveve Medical, Inc. (1)	3,744	19,619
Vocera Communications, Inc. (1)	7,383	231,605
vTv Therapeutics, Inc. (1)	1,743	10,423
Waters Corp. (1)	80,802	14,505,575
WaVe Life Sciences Ltd. (1)	3,004	65,337
WellCare Health Plans, Inc. (1)	1,888	324,245
West Pharmaceutical Services, Inc.	64,844	6,241,883
Wright Medical Group NV (1)	27,667	715,745
XBiotech, Inc. (1)	4,382	19,149
Xencor, Inc. (1)	10,030	229,888
ZIOPHARM Oncology, Inc. (1)	34,758	213,414
Zoetis, Inc.	22,609	1,441,550
Zogenix, Inc. (1)	4,706	164,945
Zynerba Pharmaceuticals, Inc. (1)	2,904	24,277
		526,357,255
Industrials - 15.61%
A.O. Smith Corp.	331,070	19,675,490
AAON, Inc.	107,690	3,712,613
ABM Industries, Inc.	7,439	310,281
Actuant Corp.	7,976	204,186
Acuity Brands, Inc.	89,571	15,341,721
Advanced Disposal Services, Inc. (1)	11,556	291,096
Advanced Drainage Systems, Inc.	9,367	189,682
Aerojet Rocketdyne Holdings, Inc. (1)	18,061	632,316
Air Lease Corp.	258	10,996
Air Transport Services Group, Inc. (1)	15,463	376,369
Alamo Group, Inc.	2,103	225,799
Alaska Air Group, Inc.	172,444	13,152,304
Albany International Corp.	5,947	341,358
Allegiant Travel Co.	3,310	435,927
Allegion Plc	4,382	378,912
Allied Motion Technologies, Inc.	1,773	44,928
Allison Transmission Holdings, Inc.	6,130	230,059
Altra Industrial Motion Corp.	7,461	358,874
American Airlines Group, Inc.	8,754	415,727
American Woodmark Corp. (1)	3,700	356,125
AMETEK, Inc.	253,723	16,755,867
Apogee Enterprises, Inc.	7,455	359,778
Applied Industrial Technologies, Inc.	10,093	664,119
Aqua Metals, Inc. (1)	4,249	29,106
ArcBest Corp.	852	28,499
Argan, Inc.	3,839	258,173
Armstrong World Industries, Inc. (1)	1,987	101,834
Astec Industries, Inc.	2,805	157,108
Astronics Corp. (1)	5,674	168,801
Atkore International Group, Inc. (1)	8,705	169,835
Avis Budget Group, Inc. (1)	19,609	746,319
Axon Enterprise, Inc. (1)	68,261	1,547,477
AZZ, Inc.	6,896	335,835
Barnes Group, Inc.	1,828	128,764
Barrett Business Services, Inc.	1,865	105,428
Beacon Roofing Supply, Inc. (1)	165,156	8,464,245
BG Staffing, Inc.	1,745	28,880
Blue Bird Corp. (1)	943	19,426
BMC Stock Holdings, Inc. (1)	913	19,493
Brady Corp.	9,566	363,030
Builders FirstSource, Inc. (1)	25,179	452,970
BWX Technologies, Inc.	4,317	241,838
C.H. Robinson Worldwide, Inc.	6,437	489,856
Caesarstone Ltd. (1)	3,708	110,498
CAI International, Inc. (1)	1,846	55,971
Casella Waste Systems, Inc. (1)	1,963	36,904
Cintas Corp.	3,951	570,050
CIRCOR International, Inc.	2,165	117,841
Clean Harbors, Inc. (1)	1,661	94,179
Comfort Systems USA, Inc.	9,588	342,292
Commercial Vehicle Group, Inc. (1)	6,367	46,797
Continental Building Products, Inc. (1)	10,456	271,856
Copa Holdings SA	99	12,328
Copart, Inc. (1)	9,069	311,702
Covanta Holding Corp.	30,594	454,321
CSW Industrials, Inc. (1)	1,566	69,452
Cummins, Inc.	2,353	395,375
Curtiss-Wright Corp.	8,653	904,585
Daseke, Inc. (1)	5,057	65,994
Deluxe Corp.	12,721	928,124
Donaldson Co., Inc.	5,580	256,345
Douglas Dynamics, Inc.	5,832	229,781
Dover Corp.	127,764	11,676,352
Dun & Bradstreet Corp.	678	78,926
DXP Enterprises, Inc. (1)	3,101	97,650
Dycom Industries, Inc. (1)	7,923	680,427
EMCOR Group, Inc.	11,625	806,542
Energous Corp. (1)	4,806	60,844
Energy Recovery, Inc. (1)	9,701	76,638
EnerSys, Inc.	11,402	788,676
EnPro Industries, Inc.	5,506	443,398
EnviroStar, Inc.	892	24,664
Equifax, Inc.	5,474	580,189
Exone Co. (1)	2,592	29,445
Expeditors International of Washington, Inc.	5,787	346,410
Exponent, Inc.	6,740	498,086
Fastenal Co.	13,265	604,619
Federal Signal Corp.	3,626	77,161
Fortive Corp.	12,749	902,502
Fortune Brands Home & Security, Inc.	6,549	440,289
Forward Air Corp.	7,874	450,629
Foundation Building Materials, Inc. (1)	1,076	15,215
Franklin Covey Co. (1)	2,023	41,067
Franklin Electric Company, Inc.	11,389	510,797
Gardner Denver Holdings, Inc. (1)	1,959	53,912
Generac Holdings, Inc. (1)	16,110	739,932
General Cable Corp.	12,252	230,950
Genesee & Wyoming, Inc. (1)	63,957	4,733,458
Global Brass and Copper Holdings, Inc.	5,304	179,275
GMS, Inc. (1)	7,278	257,641
GP Strategies Corp. (1)	2,935	90,545
Graco, Inc.	2,516	311,204
Granite Construction, Inc.	8,103	469,569
Great Lakes Dredge & Dock Corp. (1)	1,313	6,368
Griffon Corp.	6,415	142,413
H&E Equipment Services, Inc.	8,548	249,602
Harsco Corp. (1)	20,945	437,750
Hawaiian Holdings, Inc. (1)	12,696	476,735
HC2 Holdings, Inc. (1)	10,201	53,861
HD Supply Holdings, Inc. (1)	9,304	335,595
Healthcare Services Group, Inc.	109,618	5,916,083
Heartland Express, Inc.	11,847	297,123
Heico Corp.	97,734	8,777,491
Heico Corp. - Class A	44,106	3,360,877
Herc Holdings, Inc. (1)	6,311	310,059
Heritage Crystal Clean, Inc. (1)	2,014	43,804
Herman Miller, Inc.	13,247	475,567
Hexcel Corp. (1)	2,756	158,250
Hill International, Inc. (1)	7,763	36,874
Hillenbrand, Inc.	16,695	648,601
HNI Corp.	11,623	482,006
Hubbell, Inc.	1,618	187,720
Hudson Technologies, Inc. (1)	9,360	73,102
Huntington Ingalls Industries, Inc.	1,717	388,797
Huttig Building Products, Inc. (1)	4,382	30,937
Hyster-Yale Materials Handling, Inc.	2,281	174,360
IDEX Corp.	301,871	36,668,270
IHS Markit Ltd. (1)	42,551	1,875,648
Ingersoll-Rand Plc	5,909	526,906
InnerWorkings, Inc. (1)	11,321	127,361
Insperity, Inc.	4,744	417,472
Insteel Industries, Inc.	4,189	109,375
Interface, Inc.	14,802	324,164
J.B. Hunt Transportation Services, Inc.	19,500	2,166,060
JELD-WEN Holding, Inc. (1)	14,465	513,797
John Bean Technologies Corp.	8,214	830,435
Kadant, Inc.	2,844	280,276
Kaman Corp.	563	31,404
KAR Auction Services, Inc.	6,266	299,139
KBR, Inc.	4,029	72,039
Kennametal, Inc.	21,026	848,189
KeyW Holding Corp. (1)	137,806	1,048,704
Kforce, Inc.	6,026	121,725
Kimball International, Inc.	8,311	164,308
Knight-Swift Transportation Holdings, Inc.	32,997	1,371,037
Knoll, Inc.	12,016	240,320
Kornit Digital Ltd. (1)	71,909	1,100,208
Kratos Defense & Security Solutions, Inc. (1)	7,427	97,145
Landstar System, Inc.	37,609	3,747,737
Lawson Products, Inc. (1)	1,315	33,138
Lennox International, Inc.	1,618	289,573
Lincoln Electric Holdings, Inc.	2,698	247,353
Lindsay Corp.	2,797	257,044
Lydall, Inc. (1)	4,410	252,693
Masco Corp.	9,537	372,038
Masonite International Corp. (1)	7,749	536,231
MasTec, Inc. (1)	17,413	807,963
Matson, Inc.	5,337	150,397
Matthews International Corp.	8,268	514,683
McGrath RentCorp	385	16,844
Mercury Systems, Inc. (1)	11,270	584,688
Milacron Holdings Corp. (1)	12,882	217,191
Miller Industries, Inc.	188	5,255
Mistras Group, Inc. (1)	517	10,598
Moog, Inc. (1)	803	66,994
MSA Safety, Inc.	8,691	691,021
MSC Industrial Direct Co., Inc.	20,172	1,524,398
Mueller Industries, Inc.	14,963	522,957
Mueller Water Products, Inc.	24,808	317,542
Multi-Color Corp.	3,609	295,758
MYR Group, Inc. (1)	1,815	52,889
National Presto Industries, Inc.	105	11,177
Navistar International Corp. (1)	719	31,686
NCI Building Systems, Inc. (1)	10,585	165,126
Neff Corp. (1)	1,910	47,750
NN, Inc.	7,143	207,147
Nordson Corp.	163,623	19,389,325
NV5 Global, Inc. (1)	1,531	83,669
Old Dominion Freight Line, Inc. (1)	1,757	193,463
Omega Flex, Inc.	806	57,903
On Assignment, Inc. (1)	13,273	712,495
Orbital ATK, Inc.	33,899	4,513,991
Orion Group Holdings, Inc. (1)	3,691	24,213
Parker-Hannifin Corp.	5,254	919,555
Patrick Industries, Inc. (1)	4,269	359,023
Paylocity Holding Corp. (1)	6,771	330,560
PGT Innovations, Inc. (1)	12,823	191,704
Plug Power, Inc. (1)	59,531	155,376
Ply Gem Holdings, Inc. (1)	5,683	96,895
Primoris Services Corp.	136,569	4,017,860
Proto Labs, Inc. (1)	48,696	3,910,289
Quad/Graphics, Inc.	4,579	103,531
Quanex Building Products Corp.	702	16,111
Quanta Services, Inc. (1)	1,682	62,856
Radiant Logistics, Inc. (1)	9,489	50,387
Raven Industries, Inc.	9,369	303,556
RBC Bearings, Inc. (1)	52,700	6,595,405
REV Group, Inc.	3,220	92,607
Ritchie Bros Auctioneers, Inc.	516,554	16,333,437
Robert Half International, Inc.	5,637	283,767
Rockwell Automation, Inc.	189,850	33,833,168
Rockwell Collins, Inc.	7,454	974,312
Rollins, Inc.	4,421	203,985
Roper Technologies, Inc.	4,372	1,064,145
RR Donnelley & Sons Co.	4,802	49,461
Rush Enterprises, Inc. - Class A (1)	3,787	175,300
Rush Enterprises, Inc. - Class B (1)	606	26,434
Saia, Inc. (1)	2,908	182,186
Schneider National, Inc.	7,966	201,540
Sensata Technologies Holding NV (1)	3,978	191,222
Simpson Manufacturing Company, Inc.	1,601	78,513
SiteOne Landscape Supply, Inc. (1)	47,433	2,755,857
Snap-on, Inc.	354	52,750
SP Plus Corp. (1)	1,386	54,747
Spartan Motors, Inc.	4,992	55,162
Sparton Corp. (1)	131	3,041
SPX Corp. (1)	11,075	324,940
SPX FLOW, Inc. (1)	2,669	102,917
Standex International Corp.	2,681	284,722
Stanley Black & Decker, Inc.	711	107,340
Steelcase, Inc.	18,398	283,329
Stericycle, Inc. (1)	148,000	10,599,760
Sterling Construction Company, Inc. (1)	1,497	22,799
Sun Hydraulics Corp.	6,219	335,826
Team, Inc. (1)	3,459	46,178
Tennant Co.	4,426	293,001
Tetra Tech, Inc.	13,936	648,721
The Advisory Board Co. (1)	60,833	3,262,170
The Brink's Co.	12,028	1,013,359
The Middleby Corp. (1)	2,607	334,139
The Toro Co.	58,181	3,610,713
TPI Composites, Inc. (1)	2,712	60,586
TransDigm Group, Inc.	2,222	568,054
TransUnion (1)	6,917	326,897
Trex Company, Inc. (1)	7,707	694,169
TriNet Group, Inc. (1)	10,745	361,247
TrueBlue, Inc. (1)	639	14,346
Tutor Perini Corp. (1)	1,516	43,054
UniFirst Corp.	22,104	3,348,756
United Rentals, Inc. (1)	170,457	23,649,204
Univar, Inc. (1)	4,736	137,012
Universal Forest Products, Inc.	4,649	456,346
Universal Logistics Holdings, Inc.	1,350	27,608
US Ecology, Inc.	5,765	310,157
Vectrus, Inc. (1)	528	16,284
Verisk Analytics, Inc. (1)	210,255	17,491,113
Viad Corp.	3,230	196,707
Vicor Corp. (1)	4,001	94,424
W.W. Grainger, Inc.	2,252	404,797
Wabash National Corp.	4,285	97,784
WABCO Holdings, Inc. (1)	134,655	19,928,940
Wabtec Corp.	244,278	18,504,059
WageWorks, Inc. (1)	117,042	7,104,449
Watsco, Inc.	35,384	5,699,301
Watts Water Technologies, Inc.	4,283	296,384
Welbilt, Inc. (1)	118,247	2,725,593
West Corp.	1,762	41,354
Willdan Group, Inc. (1)	1,951	63,329
Woodward, Inc.	13,968	1,084,056
XPO Logistics, Inc. (1)	3,963	268,612
Xylem, Inc.	4,274	267,681
YRC Worldwide, Inc. (1)	2,020	27,876
		428,448,573
Information Technology - 23.93%
2U, Inc. (1)	32,333	1,811,941
3D Systems Corp. (1)	28,497	381,575
8x8, Inc. (1)	106,873	1,442,785
A10 Networks, Inc. (1)	13,054	98,688
Acacia Communications, Inc. (1)	4,473	210,678
ACI Worldwide, Inc. (1)	30,406	692,649
Acxiom Corp. (1)	10,706	263,796
Advanced Energy Industries, Inc. (1)	10,402	840,066
Advanced Micro Devices, Inc. (1)	37,876	482,919
Aerohive Networks, Inc. (1)	7,540	30,839
Akamai Technologies, Inc. (1)	159,000	7,746,480
Akoustis Technologies, Inc. (1)	2,188	14,266
Alarm.com Holdings, Inc. (1)	5,350	241,713
Alliance Data Systems Corp.	50,520	11,192,706
Alpha and Omega Semiconductor Ltd. (1)	287	4,733
Alteryx, Inc. (1)	2,247	45,771
Ambarella, Inc. (1)	3,649	178,837
Amber Road, Inc. (1)	5,040	38,707
American Software, Inc.	4,079	46,337
Amkor Technology, Inc. (1)	1,277	13,472
Amphenol Corp.	13,734	1,162,446
Analog Devices, Inc.	16,808	1,448,345
Angie's List, Inc. (1)	138,945	1,731,255
ANSYS, Inc. (1)	109,088	13,388,370
Appfolio, Inc. (1)	2,119	101,606
Applied Optoelectronics, Inc. (1)	4,838	312,873
Apptio, Inc. (1)	5,934	109,601
Arista Networks, Inc. (1)	2,432	461,132
Aspen Technology, Inc. (1)	415,812	26,117,152
Atlassian Corporation Plc (1)	399,963	14,058,699
Autodesk, Inc. (1)	7,806	876,302
Avid Technology, Inc. (1)	6,485	29,442
Axcelis Technologies, Inc. (1)	7,973	218,062
Badger Meter, Inc.	7,314	358,386
Barracuda Networks, Inc. (1)	6,653	161,202
Bel Fuse, Inc.	581	18,127
Benefitfocus, Inc. (1)	4,218	141,936
Black Knight Financial Services, Inc. (1)	1,288	55,448
Blackbaud, Inc.	158,513	13,917,441
Blackhawk Network Holdings, Inc. (1)	14,292	625,990
Blackline, Inc. (1)	4,158	141,871
Blucora, Inc. (1)	2,475	62,617
Booz Allen Hamilton Holding Corp.	6,335	236,866
Bottomline Technologies, Inc. (1)	9,286	295,573
Box, Inc. (1)	21,299	411,497
Brightcove, Inc. (1)	8,602	61,934
Broadridge Financial Solutions, Inc.	5,384	435,135
BroadSoft, Inc. (1)	8,008	402,802
Brooks Automation, Inc.	17,985	546,025
Cabot Microelectronics Corp.	6,492	518,906
Cadence Design Systems, Inc. (1)	95,442	3,767,096
CalAmp Corp. (1)	9,163	213,040
Callidus Software, Inc. (1)	17,021	419,568
Carbonite, Inc. (1)	6,616	145,552
Cardtronics Plc (1)	12,050	277,271
Care.com, Inc. (1)	3,327	52,866
Cass Information Systems, Inc.	2,877	182,517
Cavium, Inc. (1)	33,502	2,209,122
CDK Global, Inc.	6,202	391,284
CDW Corp.	7,043	464,838
CEVA, Inc. (1)	5,667	242,548
ChannelAdvisor Corp. (1)	6,033	69,379
Check Point Software Technologies Ltd. (1)	151,780	17,305,956
Ciena Corp. (1)	37,007	813,044
Cimpress (1)	6,524	637,134
Cirrus Logic, Inc. (1)	16,901	901,161
Citrix Systems, Inc. (1)	163,984	12,597,251
Clearfield, Inc. (1)	2,940	39,984
Cloudera, Inc. (1)	3,618	60,131
Cognex Corp.	116,659	12,865,155
Coherent, Inc. (1)	1,117	262,685
Cohu, Inc.	1,175	28,012
CommerceHub, Inc. - Class A (1)	3,494	78,860
CommerceHub, Inc. - Class C (1)	7,763	165,740
CommScope Holding Co., Inc. (1)	4,389	145,759
CommVault Systems, Inc. (1)	10,269	624,355
Control4 Corp. (1)	5,850	172,341
CoreLogic, Inc. (1)	2,314	106,953
Cornerstone OnDemand, Inc. (1)	13,562	550,753
CoStar Group, Inc. (1)	17,174	4,606,925
Coupa Software, Inc. (1)	8,204	255,555
CPI Card Group, Inc.	4,970	5,865
CSG Systems International, Inc.	7,242	290,404
CSRA, Inc.	7,412	239,185
CyberArk Software Ltd. (1)	25,718	1,054,438
CyberOptics Corp. (1)	939	15,259
Cypress Semiconductor Corp.	1,211	18,189
Daktronics, Inc.	5,365	56,708
Dell Technologies, Inc. - VMware, Inc. (1)	9,422	727,473
Diebold Nixdorf, Inc.	19,892	454,532
Digimarc Corp. (1)	2,502	91,573
Diodes, Inc. (1)	2,697	80,721
Dolby Laboratories, Inc.	65,106	3,744,897
DST Systems, Inc.	274	15,037
DXC Technology Co.	13,014	1,117,642
Eastman Kodak Co. (1)	3,784	27,812
Ebix, Inc.	6,302	411,205
Electronic Arts, Inc. (1)	13,410	1,583,185
Electronics For Imaging, Inc. (1)	12,170	519,416
Ellie Mae, Inc. (1)	52,580	4,318,395
EMCORE Corp. (1)	1,847	15,145
Endurance International Group Holdings, Inc. (1)	15,473	126,879
Entegris, Inc. (1)	37,276	1,075,413
Envestnet, Inc. (1)	101,606	5,181,906
EPAM Systems, Inc. (1)	12,903	1,134,561
ePlus, Inc. (1)	3,477	321,449
Etsy, Inc. (1)	30,200	509,776
Euronet Worldwide, Inc. (1)	40,165	3,807,240
Everbridge, Inc. (1)	4,527	119,603
Everi Holdings, Inc. (1)	16,239	123,254
EVERTEC, Inc.	13,358	211,724
Exa Corp. (1)	3,578	86,516
ExlService Holdings, Inc. (1)	112,991	6,589,635
Extreme Networks, Inc. (1)	28,958	344,311
F5 Networks, Inc. (1)	2,929	353,120
Fabrinet (1)	9,552	353,997
FactSet Research Systems, Inc.	1,763	317,534
Fair Isaac Corp.	7,996	1,123,438
FARO Technologies, Inc. (1)	1,071	40,966
Fidelity National Information Services, Inc.	8,599	803,061
Finisar Corp. (1)	13,936	308,961
First Data Corp. (1)	20,857	376,260
Fiserv, Inc. (1)	9,741	1,256,199
Five9, Inc. (1)	13,804	329,916
FleetCor Technologies, Inc. (1)	4,219	652,975
FLIR Systems, Inc.	207,633	8,079,000
FormFactor, Inc. (1)	18,715	315,348
Forrester Research, Inc.	2,635	110,275
Fortinet, Inc. (1)	835,143	29,931,525
Gartner, Inc. (1)	4,025	500,750
Genpact Ltd.	6,622	190,383
Gigamon, Inc. (1)	9,699	408,813
Global Payments, Inc.	6,982	663,499
Glu Mobile, Inc. (1)	1,908	7,174
GoDaddy, Inc. (1)	5,320	231,473
Gogo, Inc. (1)	15,125	178,626
GrubHub, Inc. (1)	332,846	17,527,670
GTT Communications, Inc. (1)	8,194	259,340
Guidewire Software, Inc. (1)	209,995	16,350,211
Hackett Group, Inc.	6,086	92,446
Harris Corp.	20,413	2,687,984
Hortonworks, Inc. (1)	13,254	224,655
HubSpot, Inc. (1)	8,898	747,877
Ichor Holdings Ltd. (1)	4,733	126,844
II-VI, Inc. (1)	4,664	191,924
Immersion Corp. (1)	7,341	59,976
Imperva, Inc. (1)	8,818	382,701
Impinj, Inc. (1)	4,782	198,979
Information Services Group, Inc. (1)	5,558	22,343
Inphi Corp. (1)	11,119	441,313
Insight Enterprises, Inc. (1)	3,660	168,067
Instructure, Inc. (1)	5,650	187,297
Integrated Device Technology, Inc. (1)	104,423	2,775,563
InterActiveCorp (1)	3,213	377,785
Interdigital, Inc.	9,035	666,331
Internap Corp. (1)	21,285	92,590
Intevac, Inc. (1)	4,923	41,599
IPG Photonics Corp. (1)	105,184	19,465,351
Iteris, Inc. (1)	5,950	39,567
Itron, Inc. (1)	8,939	692,326
J2 Global, Inc.	47,939	3,541,733
Jack Henry & Associates, Inc.	3,561	366,035
KEMET Corp. (1)	12,113	255,948
KLA-Tencor Corp.	7,205	763,730
Kopin Corp. (1)	13,818	57,621
Lam Research Corp. (1)	7,415	1,372,072
Lattice Semiconductor Corp. (1)	32,635	170,028
Limelight Networks, Inc. (1)	8,132	32,284
Littelfuse, Inc.	35,066	6,868,728
LivePerson, Inc. (1)	14,297	193,724
LogMeIn, Inc.	112,476	12,377,984
Lumentum Holdings, Inc. (1)	15,994	869,274
MACOM Technology Solutions Holdings, Inc. (1)	10,560	471,082
Majesco, Inc. (1)	1,055	5,264
Manhattan Associates, Inc. (1)	45,154	1,877,052
Match Group, Inc. (1)	1,755	40,698
Maxim Integrated Products, Inc.	12,914	616,127
MAXIMUS, Inc.	16,856	1,087,212
MaxLinear, Inc. (1)	15,817	375,654
Meet Group, Inc. (1)	2,988	10,876
MercadoLibre, Inc.	97,938	25,359,086
Mesa Laboratories, Inc.	861	128,565
Methode Electronics, Inc.	9,394	397,836
Microchip Technology, Inc.	58,737	5,273,408
Microsemi Corp. (1)	45,429	2,338,685
MicroStrategy, Inc. (1)	1,409	179,943
MicroVision, Inc. (1)	20,962	58,274
MINDBODY, Inc. (1)	11,163	288,564
Mitek Systems, Inc. (1)	8,190	77,805
MKS Instruments, Inc.	14,163	1,337,695
MobileIron, Inc. (1)	13,934	51,556
Model N, Inc. (1)	6,036	90,238
MoneyGram International, Inc. (1)	723	11,648
Monolithic Power Systems, Inc.	75,038	7,995,299
Monotype Imaging Holdings, Inc.	5,145	99,041
Motorola Solutions, Inc.	701	59,494
MuleSoft, Inc. (1)	6,418	129,259
Nanometrics, Inc. (1)	5,253	151,286
Napco Security Technologies, Inc. (1)	2,960	28,712
National Instruments Corp.	47,775	2,014,672
NCR Corp. (1)	5,549	208,198
NetApp, Inc.	10,677	467,226
New Relic, Inc. (1)	7,957	396,259
NIC, Inc.	16,911	290,024
Nice Ltd. - ADR	143,106	11,635,949
Novanta, Inc. (1)	8,485	369,946
Nutanix, Inc. (1)	14,943	334,574
NVE Corp.	1,120	88,446
Oclaro, Inc. (1)	37,852	326,663
Okta, Inc. (1)	3,596	101,443
Ominto, Inc. (1)	5,063	22,783
ON Semiconductor Corp. (1)	69,568	1,284,921
OSI Systems, Inc. (1)	4,589	419,297
Palo Alto Networks, Inc. (1)	201,905	29,094,511
Pandora Media, Inc. (1)	10,182	78,401
Park City Group, Inc. (1)	3,482	42,306
Paychex, Inc.	14,767	885,429
Paycom Software, Inc. (1)	127,672	9,570,293
PCM, Inc. (1)	1,047	14,658
PDF Solutions, Inc. (1)	6,896	106,819
Pegasystems, Inc.	9,562	551,249
Perficient, Inc. (1)	786	15,461
Pixelworks, Inc. (1)	8,942	42,117
Planet Payment, Inc. (1)	11,368	48,769
Plantronics, Inc.	8,767	387,677
Power Integrations, Inc.	121,032	8,859,542
Presidio, Inc. (1)	3,060	43,299
Progress Software Corp.	10,484	400,174
Proofpoint, Inc. (1)	57,200	4,988,984
PROS Holdings, Inc. (1)	6,978	168,379
PTC, Inc. (1)	31,961	1,798,765
Pure Storage, Inc. (1)	24,684	394,697
Q2 Holdings, Inc. (1)	52,928	2,204,451
QAD, Inc.	1,607	55,200
Qorvo, Inc. (1)	3,037	214,655
Qualys, Inc. (1)	184,139	9,538,400
Quantenna Communications, Inc. (1)	5,379	90,421
Quantum Corp. (1)	1,364	8,348
Quotient Technology, Inc. (1)	19,529	305,629
Radisys Corp. (1)	1,612	2,208
Rambus, Inc. (1)	7,169	95,706
Rapid7, Inc. (1)	5,344	94,054
RealPage, Inc. (1)	15,318	611,188
Red Hat, Inc. (1)	226,768	25,139,500
Reis, Inc.	2,322	41,796
Rogers Corp. (1)	4,707	627,349
Rosetta Stone, Inc. (1)	801	8,178
Rudolph Technologies, Inc. (1)	7,439	195,646
Sabre Corp.	7,419	134,284
Science Applications International Corp.	11,462	766,235
Semtech Corp. (1)	180,722	6,786,111
ServiceNow, Inc. (1)	7,689	903,688
ServiceSource International, Inc. (1)	12,432	43,015
Shopify, Inc. (1)	20,866	2,430,680
Shutterstock, Inc. (1)	4,900	163,121
Silicon Laboratories, Inc. (1)	11,002	879,060
Silver Spring Networks, Inc. (1)	2,551	41,250
Skyworks Solutions, Inc.	8,468	862,889
SMART Global Holdings, Inc. (1)	3,185	85,294
Splunk, Inc. (1)	532,600	35,380,618
SPS Commerce, Inc. (1)	4,363	247,426
Square, Inc. (1)	101,071	2,911,856
SS&C Technologies Holdings, Inc.	7,228	290,204
Stamps.com, Inc. (1)	16,437	3,330,958
StarTek, Inc. (1)	2,650	31,138
Stratasys Ltd. (1)	6,627	153,216
Super Micro Computer, Inc. (1)	2,104	46,498
Sykes Enterprises, Inc. (1)	981	28,606
Symantec Corp.	28,110	922,289
Synaptics, Inc. (1)	9,059	354,932
SYNNEX Corp.	1,572	198,874
Synopsys, Inc. (1)	108,532	8,740,082
Syntel, Inc.	8,786	172,645
Tableau Software, Inc. (1)	256,437	19,204,567
Take-Two Interactive Software, Inc. (1)	41,667	4,259,617
Tech Data Corp. (1)	703	62,462
TechTarget, Inc. (1)	1,223	14,603
Telenav, Inc. (1)	3,951	25,089
TeleTech Holdings, Inc.	3,626	151,386
Teradyne, Inc.	8,545	318,643
The Western Union Co.	21,694	416,525
Tintri, Inc. (1)	2,356	7,398
Total System Services, Inc.	8,338	546,139
Trade Desk, Inc. (1)	6,203	381,547
Trimble, Inc. (1)	9,112	357,646
TrueCar, Inc. (1)	18,209	287,520
TTM Technologies, Inc. (1)	5,070	77,926
Tucows, Inc. (1)	2,392	140,052
Twilio, Inc. (1)	16,233	484,555
Twitter, Inc. (1)	1,848	31,176
Tyler Technologies, Inc. (1)	15,208	2,651,059
Ubiquiti Networks, Inc. (1)	6,002	336,232
Ultimate Software Group, Inc. (1)	16,200	3,071,520
Ultra Clean Holdings, Inc. (1)	8,718	266,945
Unisys Corp. (1)	9,004	76,534
Universal Display Corp.	1,910	246,104
Upland Software, Inc. (1)	2,216	46,891
USA Technologies, Inc. (1)	12,662	79,138
Vantiv, Inc. (1)	7,377	519,857
Varonis Systems, Inc. (1)	4,954	207,573
VASCO Data Security International, Inc. (1)	708	8,531
VeriFone Systems, Inc. (1)	2,306	46,766
Verint Systems, Inc. (1)	2,711	113,455
VeriSign, Inc. (1)	3,983	423,751
Veritone, Inc. (1)	594	26,997
Versum Materials, Inc.	429	16,654
ViaSat, Inc. (1)	753	48,433
Viavi Solutions, Inc. (1)	22,628	214,061
VirnetX Holding Corp. (1)	13,050	50,895
Virtusa Corp. (1)	5,123	193,547
Web.com Group, Inc. (1)	10,125	253,125
Western Digital Corp.	1,897	163,901
WEX, Inc. (1)	122,203	13,713,621
Workday, Inc. (1)	357,816	37,710,228
Workiva, Inc. (1)	6,604	137,693
Xcerra Corp. (1)	12,392	122,061
Xilinx, Inc.	10,812	765,814
XO Group, Inc. (1)	4,729	93,019
Xperi Corp.	12,918	326,825
Yelp, Inc. (1)	20,366	881,848
Yext, Inc. (1)	3,171	42,111
Zebra Technologies Corp. (1)	2,399	260,483
Zendesk, Inc. (1)	25,456	741,024
Zillow Group, Inc. - Class A (1)	1,645	66,047
Zillow Group, Inc. - Class C (1)	3,322	133,578
Zix Corp. (1)	13,671	66,851
		656,501,386
Materials - 4.26%
A. Schulman, Inc.	7,570	258,515
AdvanSix, Inc. (1)	7,015	278,846
Albemarle Corp.	957	130,449
AptarGroup, Inc.	297,248	25,655,475
Ardagh Group SA	431	9,228
Avery Dennison Corp.	3,837	377,331
Axalta Coating Systems Ltd. (1)	9,801	283,445
Balchem Corp.	86,824	7,057,923
Ball Corp.	8,809	363,812
Berry Global Group, Inc. (1)	474,567	26,884,221
Boise Cascade Co. (1)	1,940	67,706
Calgon Carbon Corp.	990	21,186
Celanese Corp.	3,775	393,619
Century Aluminum Co. (1)	765	12,684
Chase Corp.	1,897	211,326
Chemours Co.	8,489	429,628
Codexis, Inc. (1)	9,970	66,300
Coeur Mining, Inc. (1)	7,483	68,769
Compass Minerals International, Inc.	8,095	525,365
Crown Holdings, Inc. (1)	4,170	249,032
Deltic Timber Corp.	2,874	254,148
Eagle Materials, Inc.	2,158	230,259
Ferro Corp. (1)	22,115	493,164
Flotek Industries, Inc. (1)	1,672	7,775
FMC Corp.	6,145	548,810
Forterra, Inc. (1)	4,533	20,398
Freeport-McMoRan, Inc. (1)	12,368	173,647
Graphic Packaging Holding Co.	432,903	6,038,997
Greif, Inc. - Class A	5,781	338,420
Greif, Inc. - Class B	1,215	78,064
Handy & Harman Ltd. (1)	393	12,792
Hawkins, Inc.	437	17,830
HB Fuller Co.	9,977	579,265
Huntsman Corp.	4,471	122,595
Ingevity Corp. (1)	82,156	5,132,285
International Flavors & Fragrances, Inc.	34,132	4,877,804
International Paper Co.	17,196	977,077
KapStone Paper and Packaging Corp.	22,970	493,625
Klondex Mines Ltd. (1)	12,850	46,774
KMG Chemicals, Inc.	2,471	135,608
Koppers Holdings, Inc. (1)	5,425	250,364
Kraton Corp. (1)	1,650	66,726
Kronos Worldwide, Inc.	6,085	138,921
Louisiana-Pacific Corp. (1)	35,816	969,897
Martin Marietta Materials, Inc.	84,131	17,350,336
Minerals Technologies, Inc.	5,173	365,472
Myers Industries, Inc.	6,152	128,884
Neenah Paper, Inc.	3,634	310,889
NewMarket Corp.	316	134,537
OMNOVA Solutions, Inc. (1)	7,723	84,567
Owens-Illinois, Inc. (1)	5,800	145,928
Packaging Corporation of America	4,295	492,551
Platform Specialty Products Corp. (1)	4,710	52,516
PolyOne Corp.	21,291	852,279
Quaker Chemical Corp.	17,843	2,639,872
Rayonier Advanced Materials, Inc.	7,254	99,380
Reliance Steel & Aluminum Co.	42,727	3,254,516
Royal Gold, Inc.	1,090	93,784
RPM International, Inc.	5,484	281,549
Schweitzer-Mauduit International, Inc.	1,473	61,071
Scotts Miracle-Gro Co.	1,842	179,300
Sealed Air Corp.	4,584	195,828
Sensient Technologies Corp.	11,703	900,195
Silgan Holdings, Inc.	3,446	101,416
Southern Copper Corp.	3,357	133,474
Steel Dynamics, Inc.	1,367	47,120
Stepan Co.	3,343	279,675
Summit Materials, Inc. (1)	28,056	898,634
Trinseo S.A.	8,078	542,034
United States Lime & Minerals, Inc.	34	2,856
US Concrete, Inc. (1)	4,045	308,633
Valhi, Inc.	368	894
Verso Corp. (1)	1,237	6,296
Vulcan Materials Co.	5,619	672,032
W.R. Grace & Co.	3,134	226,118
Westlake Chemical Corp.	821	68,217
Worthington Industries, Inc.	10,728	493,488
		116,754,446
Real Estate - 2.64%
Alexander's, Inc.	526	223,071
Altisource Portfolio Solutions S.A. (1)	2,949	76,291
American Assets Trust, Inc.	4,054	161,228
Armada Hoffler Properties, Inc.	10,328	142,630
Boston Properties, Inc.	1,070	131,482
CareTrust REIT, Inc.	18,127	345,138
CBRE Group, Inc. (1)	5,924	224,401
City Office REIT, Inc.	1,697	23,368
Clipper Realty, Inc.	451	4,830
Community Healthcare Trust, Inc.	977	26,340
Consolidated-Tomoka Land Co.	940	56,466
CoreSite Realty Corp.	47,296	5,292,422
Corporate Office Properties Trust	123,104	4,041,504
CubeSmart	5,620	145,895
CyrusOne, Inc.	3,509	206,785
Digital Realty Trust, Inc.	7,165	847,834
Douglas Emmett, Inc.	5,417	213,538
EastGroup Properties, Inc.	8,750	771,050
Equity Lifestyle Properties, Inc.	3,721	316,583
Extra Space Storage, Inc.	4,721	377,302
Federal Realty Investment Trust	1,278	158,740
First Industrial Realty Trust, Inc.	6,841	205,846
Four Corners Property Trust, Inc.	11,153	277,933
Gaming and Leisure Properties, Inc.	2,945	108,641
Global Medical REIT, Inc.	406	3,646
Gramercy Property Trust	5,739	173,605
HFF, Inc.	9,721	384,563
Hudson Pacific Properties, Inc.	114,458	3,837,777
Iron Mountain, Inc.	10,565	410,978
Jones Lang LaSalle, Inc.	129,904	16,043,144
Kennedy-Wilson Holdings, Inc.	11,739	217,758
Lamar Advertising Co.	3,396	232,728
LTC Properties, Inc.	4,174	196,095
Marcus & Millichap, Inc. (1)	4,121	111,226
Maui Land & Pineapple Co, Inc. (1)	1,704	23,771
MedEquities Realty Trust, Inc.	2,140	25,145
Monmouth Real Estate Investment Corp.	3,160	51,160
National Health Investors, Inc.	4,677	361,485
National Storage Affiliates Trust Co.	1,259	30,518
NexPoint Residential Trust, Inc.	277	6,573
Outfront Media, Inc.	920	23,166
Physicians Realty Trust	25,716	455,945
Potlatch Corp.	10,638	542,538
PS Business Parks, Inc.	5,208	695,268
QTS Realty Trust, Inc.	12,556	657,432
Redfin Corp. (1)	945	23,710
Retail Opportunity Investments Corp.	3,090	58,741
Rexford Industrial Realty, Inc.	7,559	216,339
RMR Group, Inc.	1,859	95,460
Ryman Hospitality Properties, Inc.	11,644	727,634
Sabra Health Care REIT, Inc.	7,105	155,884
Safety Income and Growth, Inc. (1)	819	15,266
Saul Centers, Inc.	2,709	167,714
SBA Communications Corp. (1)	183,402	26,419,058
Tanger Factory Outlet Centers, Inc.	275	6,716
Taubman Centers, Inc.	1,362	67,691
Terreno Realty Corp.	114,028	4,125,533
The GEO Group, Inc.	7,096	190,882
Trinity Place Holdings, Inc. (1)	4,265	29,940
UMH Properties, Inc.	6,829	106,191
Universal Health Realty Income Trust	3,277	247,381
Urban Edge Properties	25,794	622,151
Washington Real Estate Investment Trust	7,420	243,079
		72,383,209
Telecommunication Services - 0.23%
Boingo Wireless, Inc. (1)	9,592	204,981
Cogent Communications Holdings, Inc.	10,865	531,299
Consolidated Communications Holdings, Inc.	9,417	179,676
General Communication, Inc. (1)	6,590	268,806
Globalstar, Inc. (1)	81,218	132,385
IDT Corp.	2,760	38,861
Iridium Communications, Inc. (1)	236,988	2,440,976
Lumos Networks Corp. (1)	4,124	73,902
Ooma, Inc. (1)	4,767	50,292
ORBCOMM, Inc. (1)	16,618	173,990
RingCentral, Inc. (1)	16,332	681,861
Shenandoah Telecommunications Co.	12,263	456,184
Straight Path Communications, Inc. (1)	2,548	460,347
Vonage Holdings Corp. (1)	52,632	428,425
Zayo Group Holdings, Inc. (1)	8,483	291,985
		6,413,970
Utilities - 0.22%
American States Water Co.	6,522	321,208
Atlantic Power Corp. (1)	23,031	56,426
Black Hills Corp.	59,386	4,089,914
California Water Service Group	7,819	298,295
Chesapeake Utilities Corp.	506	39,594
Global Water Resources, Inc.	2,416	22,759
MGE Energy, Inc.	4,462	288,245
Middlesex Water Co.	3,617	142,040
New Jersey Resources Corp.	1,739	73,299
NRG Energy, Inc.	2,710	69,349
Ormat Technologies, Inc.	4,991	304,701
Pattern Energy Group, Inc.	3,964	95,532
Pure Cycle Corp. (1)	4,125	30,937
RGC Resources, Inc.	586	16,742
Southwest Gas Holdings, Inc.	1,197	92,911
Spark Energy, Inc.	2,616	39,240
York Water Co.	3,014	102,176
		6,083,368
Total Common Stocks (Cost $2,174,419,034)		$2,585,410,749

RIGHTS - 0.00% (2)
Healthcare - 0.00% (2)
Dyax Corp., expires 12/31/2019 (1)(4)	15,849	$57,056
TOTAL RIGHTS (Cost $35,670)		$57,056

SHORT-TERM INVESTMENTS - 5.53%
Money Market Funds - 5.53%
Goldman Sachs Financial Square Government Fund - Class I, 0.91% (3)	75,936,173	$75,936,173
JPMorgan U.S. Government Money Market Fund - Class I, 0.90% (3)	75,936,173	75,936,173
Total Short-Term Investments (Cost $151,872,346)		$151,872,346
TOTAL INVESTMENTS IN SECURITIES - 99.75%
(Cost $2,326,327,050)		$2,737,340,151
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.25%		6,782,528
TOTAL NET ASSETS - 100.00%		$2,744,122,679

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security is categorized as Level 3 per the Trust's fair value hierarchy. The value of this security totals $57,057, which represents 0.00% of the Fund's net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Small/Mid Cap Value Fund
Schedule of Investments
September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.41%
Consumer Discretionary - 10.94%
1-800-Flowers.com, Inc. (1)	4,181	$41,183
Aaron's, Inc.	65,666	2,865,008
Abercrombie & Fitch Co.	15,986	230,838
Acushnet Holdings Corp.	5,464	97,041
Adient Plc	225,801	18,965,026
Adtalem Global Education, Inc.	14,517	520,434
Advance Auto Parts, Inc.	37,065	3,676,848
AMC Entertainment Holdings, Inc.	13,084	192,335
American Axle & Manufacturing Holdings, Inc. (1)	19,493	342,687
American Eagle Outfitters, Inc.	151,620	2,168,166
American Public Education, Inc. (1)	3,567	75,085
America's Car-Mart, Inc. (1)	1,111	45,690
Aramark	334,144	13,569,588
Ascena Retail Group, Inc. (1)	41,286	101,151
Ascent Capital Group, Inc. (1)	2,469	32,196
At Home Group, Inc. (1)	286	6,532
AutoNation, Inc. (1)	1,844	87,516
AutoZone, Inc. (1)	115	68,438
AV Homes, Inc. (1)	3,032	51,999
Barnes & Noble Education, Inc. (1)	9,231	60,094
Barnes & Noble, Inc.	13,944	105,974
Bassett Furniture Industries, Inc.	2,391	90,141
Beasley Broadcast Group, Inc.	1,733	20,276
Beazer Homes USA, Inc. (1)	7,527	141,056
Bed Bath & Beyond, Inc.	50,430	1,183,592
Belmond Ltd. (1)	20,603	281,231
Best Buy, Inc.	62,859	3,580,449
Big 5 Sporting Goods Corp.	5,332	40,790
Biglari Holdings, Inc. (1)	231	76,990
Boot Barn Holdings, Inc. (1)	2,787	24,804
Borgwarner, Inc.	265,036	13,577,794
Boyd Gaming Corp.	1,829	47,645
Bridgepoint Education, Inc. (1)	583	5,597
Brinker International, Inc.	2,816	89,718
Brunswick Corp.	387,257	21,674,774
Buckle, Inc.	6,391	107,688
Build-A-Bear Workshop, Inc. (1)	3,144	28,768
Burlington Stores, Inc. (1)	848	80,950
Caesars Acquisition Co. (1)	11,273	241,806
Caesars Entertainment Corp. (1)	11,314	151,042
CalAtlantic Group, Inc.	65,711	2,406,994
Caleres, Inc.	9,743	297,356
Callaway Golf Co.	21,903	316,060
Cambium Learning Group, Inc. (1)	2,012	13,340
Capella Education Company	165	11,575
Career Education Corp. (1)	15,780	163,954
Carriage Services, Inc.	2,086	53,402
Carrols Restaurant Group, Inc. (1)	8,104	88,334
Carvana Co. (1)	3,097	45,464
Cato Corp.	5,392	71,336
CBS Corp.	140,003	8,120,174
Central European Media Enterprises Ltd. (1)	19,536	79,121
Century Casinos, Inc. (1)	4,341	35,640
Century Communities, Inc. (1)	4,257	105,148
Chicos FAS, Inc.	29,926	267,838
Children's Place, Inc.	14,000	1,654,100
Cinemark Holdings, Inc.	3,191	115,546
Citi Trends, Inc.	3,298	65,531
Clarus Corp. (1)	5,051	37,882
Clear Channel Outdoor Holdings, Inc.	8,532	39,674
Coach, Inc.	6,880	277,126
Columbia Sportswear Co.	134,493	8,282,079
Conn's, Inc. (1)	4,419	124,395
Container Store Group, Inc. (1)	3,655	15,388
Cooper Tire & Rubber Co.	12,307	460,282
Cooper-Standard Holdings, Inc. (1)	21,105	2,447,547
Core Mark Holding Company, Inc.	338,565	10,881,479
Crocs, Inc. (1)	4,540	44,038
CSS Industries, Inc.	2,026	58,389
D. R. Horton, Inc.	4,545	181,482
Daily Journal Corp. (1)	241	52,685
Dana, Inc.	375,492	10,498,756
Deckers Outdoor Corp. (1)	6,862	469,429
Del Frisco's Restaurant Group, Inc. (1)	5,132	74,671
Del Taco Restaurants, Inc. (1)	7,728	118,548
Delta Apparel, Inc. (1)	1,627	34,997
Denny's Corp. (1)	4,069	50,659
Dick's Sporting Goods, Inc.	555	14,991
Dillard's, Inc.	3,267	183,181
DineEquity, Inc.	1,705	73,281
Discovery Communications, Inc. - Class A (1)	4,560	97,082
Discovery Communications, Inc. - Class C (1)	5,959	120,729
Dollar General Corp.	5,008	405,898
Dollar Tree, Inc. (1)	364	31,602
Drive Shack, Inc.	7,167	25,873
DSW, Inc.	15,329	329,267
E.W. Scripps Co. (1)	222,741	4,256,581
El Pollo Loco Holdings, Inc. (1)	4,576	55,598
Emerald Expositions Events, Inc.	3,493	81,177
Empire Resorts, Inc. (1)	268	5,994
Entercom Communications Corp.	7,037	80,574
Eros International Plc (1)	3,020	43,186
Escalade, Inc.	2,375	32,300
Ethan Allen Interiors, Inc.	5,716	185,198
Expedia, Inc.	40,027	5,761,486
Express, Inc. (1)	18,193	122,985
Extended Stay America, Inc.	662,007	13,240,140
Fiesta Restaurant Group, Inc. (1)	5,731	108,889
Finish Line, Inc.	9,218	110,893
Flexsteel Industries, Inc.	1,757	89,080
Fogo De Chao, Inc. (1)	2,089	25,904
Foot Locker, Inc.	39,242	1,382,103
Fossil Group, Inc. (1)	10,504	98,002
Fox Factory Holding Corp. (1)	124,397	5,361,511
Fred's, Inc.	7,567	48,731
FTD Cos, Inc. (1)	3,864	50,387
Gaia, Inc. (1)	1,676	20,112
GameStop Corp.	2,883	59,563
Gannett Co., Inc.	26,942	242,478
Gap, Inc.	6,484	191,473
Garmin Ltd.	3,561	192,187
Genesco, Inc. (1)	4,496	119,594
Gentex Corp.	2,955	58,509
Gentherm, Inc. (1)	1,858	69,025
Genuine Parts Co.	2,638	252,325
G-III Apparel Group Ltd. (1)	10,179	295,395
Global Eagle Entertainment, Inc. (1)	10,365	35,448
GNC Holdings, Inc.	15,928	140,804
Golden Entertainment, Inc. (1)	1,880	45,834
Goodyear Tire & Rubber Co.	120,587	4,009,518
Graham Holdings Co.	125	73,137
Grand Canyon Education, Inc. (1)	80,925	7,349,608
Gray Television, Inc. (1)	5,393	84,670
Green Brick Partners, Inc. (1)	5,615	55,588
Group 1 Automotive, Inc.	32,737	2,372,123
Guess, Inc.	14,083	239,833
H&R Block, Inc.	5,207	137,881
Harley-Davidson, Inc.	46,165	2,225,615
Hasbro, Inc.	41,344	4,038,068
Haverty Furniture, Inc.	4,343	113,569
Helen Of Troy Corp. (1)	3,458	335,080
Hemisphere Media Group, Inc. (1)	3,448	41,204
Hibbett Sports, Inc. (1)	5,153	73,430
Hilton Worldwide Holdings, Inc.	711	49,379
Houghton Mifflin Harcourt Co. (1)	7,486	90,206
Hovnanian Enterprises, Inc. (1)	22,169	42,786
Hyatt Hotels Corp. (1)	1,389	85,826
Iconix Brand Group, Inc. (1)	11,571	65,839
ILG, Inc.	22,622	604,686
International Game Technology Plc	3,325	81,629
International Speedway Corp.	5,168	186,048
Interpublic Group of Companies, Inc.	638,977	13,284,332
J. Alexander's Holdings, Inc. (1)	2,722	31,575
J.C. Penney Co., Inc. (1)	73,070	278,397
Jack in the Box, Inc.	164,875	16,804,060
John Wiley & Sons, Inc.	1,282	68,587
Johnson Outdoors, Inc.	1,089	79,802
K12, Inc. (1)	8,108	144,647
KB Home	108,775	2,623,653
Kirkland's, Inc. (1)	3,378	38,611
Kohl's Corp.	66,797	3,049,283
L Brands, Inc.	5,940	247,163
La Quinta Holdings, Inc. (1)	15,009	262,657
Lands End, Inc. (1)	2,979	39,323
Laureate Education, Inc. (1)	354,274	5,154,687
La-Z-Boy, Inc.	268,321	7,217,835
Lear Corp.	52,480	9,083,238
Leggett & Platt, Inc.	842	40,189
Lennar Corp. - Class A	5,827	307,666
Lennar Corp. - Class B	334	15,057
LGI Homes, Inc. (1)	1,358	65,958
Libbey, Inc.	5,273	48,828
Liberty Broadband Corp. - Class A (1)	774	72,895
Liberty Broadband Corp. - Class C (1)	3,049	290,570
Liberty Expedia Holdings, Inc. (1)	1,262	67,025
Liberty Interactive Corp. (1)	5,405	127,396
Liberty Media Group LLC - Class A (1)	685	24,996
Liberty Media Group LLC - Class C (1)	5,485	208,924
Liberty SiriusXM Group - Class A (1)	2,649	110,993
Liberty SiriusXM Group - Class C (1)	5,323	222,874
Liberty Tax, Inc.	1,575	22,680
Liberty TripAdvisor Holdings, Inc. (1)	16,804	207,529
Liberty Ventures (1)	2,312	133,056
Lifetime Brands, Inc.	2,108	38,576
Lions Gate Entertainment Corp. - Class A (1)	584	19,518
Lions Gate Entertainment Corp. - Class B (1)	1,052	33,427
Lithia Motors, Inc.	45,340	5,454,855
LKQ Corp. (1)	7,727	278,095
M.D.C. Holdings, Inc.	5,923	196,703
M/I Homes, Inc. (1)	4,596	122,851
Macy's, Inc.	77,997	1,701,895
Marcus Corp.	608	16,842
MarineMax, Inc. (1)	2,510	41,541
Marriott Vacations Worldwide Corp.	563	70,110
Mattel, Inc.	8,076	125,016
MDC Partners, Inc. (1)	9,004	99,044
Meredith Corp.	9,211	511,211
Meritage Homes Corp. (1)	8,472	376,157
MGM Resorts International	13,782	449,155
Michael Kors Holdings Ltd. (1)	3,933	188,194
Modine Manufacturing Co. (1)	11,547	222,280
Mohawk Industries, Inc. (1)	74,683	18,484,789
Monarch Casino & Resort, Inc. (1)	2,452	96,928
Morningstar, Inc.	33	2,805
Motorcar Parts of America, Inc. (1)	4,242	124,969
Movado Group, Inc.	3,633	101,724
MSG Networks, Inc. (1)	13,658	289,550
Murphy USA, Inc. (1)	118,549	8,179,881
National CineMedia, Inc.	14,256	99,507
New Home Company, Inc. (1)	3,033	33,848
New Media Investment Group, Inc.	11,970	177,036
New York Times Co.	5,642	110,583
Newell Brands, Inc.	285,884	12,198,670
News Corp. - Class A	10,905	144,600
News Corp. - Class B	3,609	49,263
Nexstar Media Group, Inc.	180,450	11,242,035
Norwegian Cruise Line Holdings Ltd. (1)	5,143	277,979
Office Depot, Inc.	624,834	2,836,746
Omnicom Group, Inc.	26,383	1,954,189
Overstock.com, Inc. (1)	1,885	55,985
Oxford Industries, Inc.	2,291	145,570
Party City Holdings, Inc. (1)	6,097	82,614
Penn National Gaming, Inc. (1)	16,509	386,146
Penske Automotive Group, Inc.	31,413	1,494,316
Perry Ellis International, Inc. (1)	2,931	69,347
PICO Holdings, Inc. (1)	4,448	74,282
Pier 1 Imports, Inc.	19,504	81,722
Pinnacle Entertainment, Inc. (1)	3,754	79,998
Potbelly Corp. (1)	3,667	45,471
Pulte Group, Inc.	5,898	161,192
PVH Corp.	88,531	11,160,218
Ralph Lauren Corp.	1,595	140,823
RCI Hospitality Holdings, Inc.	1,971	48,782
Reading International, Inc. (1)	2,611	41,045
Red Lion Hotels Corp. (1)	3,457	29,903
Red Robin Gourmet Burgers, Inc. (1)	182	12,194
Regal Entertainment Group	2,663	42,608
Regis Corp. (1)	8,375	119,511
Rent-A-Center, Inc.	10,207	117,176
Royal Caribbean Cruises Ltd.	5,039	597,323
Ruby Tuesday, Inc. (1)	15,129	32,376
Saga Communications, Inc.	908	41,405
Salem Media Group, Inc.	3,367	22,222
Sally Beauty Holdings, Inc. (1)	2,467	48,304
Scholastic Corp.	6,704	249,389
Scripps Networks Interactive, Inc.	26,857	2,306,748
Sears Holdings Corp. (1)	2,553	18,637
Sequential Brands Group, Inc. (1)	9,330	27,897
ServiceMaster Global Holdings, Inc. (1)	218,125	10,192,981
Shiloh Industries, Inc. (1)	1,384	14,394
Shoe Carnival, Inc.	2,522	56,442
Signet Jewelers Ltd.	87,532	5,825,255
Sirius XM Holdings, Inc.	2,125	11,730
Six Flags Entertainment Corp.	89,125	5,431,278
Skechers USA, Inc. (1)	2,157	54,119
Sonic Automotive, Inc.	6,050	123,420
Sonic Corp.	4,179	106,356
Speedway Motorsports, Inc.	2,914	62,068
Standard Motor Products, Inc.	1,767	85,258
Stoneridge, Inc. (1)	6,253	123,872
Sturm, Ruger & Company, Inc.	22,500	1,163,250
Superior Industries International, Inc.	5,711	95,088
Systemax, Inc.	574	15,171
Tailored Brands, Inc.	8,048	116,213
TEGNA, Inc.	6,415	85,512
Tempur Sealy International, Inc. (1)	839	54,132
Tenneco, Inc. (1)	55,654	3,376,528
The Madison Square Garden Co. (1)	503	107,692
The Michaels Companies, Inc. (1)	801	17,197
Thor Industries, Inc.	16,900	2,127,879
Tiffany & Co.	3,187	292,503
Tilly's, Inc.	2,954	35,418
Time, Inc.	23,619	318,857
Toll Brothers, Inc.	2,388	99,030
TopBuild Corp. (1)	3,442	224,315
Tower International, Inc.	4,545	123,624
Townsquare Media, Inc. (1)	2,383	23,830
Travelport Worldwide Ltd.	23,300	365,810
TRI Pointe Group, Inc. (1)	33,264	459,376
Tribune Media Co.	2,090	85,397
TripAdvisor, Inc. (1)	1,688	68,415
tronc, Inc. (1)	1,817	26,401
Under Armour, Inc. - Class A (1)	1,442	23,764
Under Armour, Inc. - Class C (1)	1,468	22,049
Unifi, Inc. (1)	3,544	126,273
Urban Outfitters, Inc. (1)	2,527	60,395
Vera Bradley, Inc. (1)	4,266	37,583
VF Corp.	2,541	161,531
Viacom, Inc. - Class A	329	12,074
Viacom, Inc. - Class B	10,291	286,501
Vista Outdoor, Inc. (1)	13,439	308,291
Vitamin Shoppe, Inc. (1)	4,904	26,236
VOXX International Corp. (1)	4,966	42,459
Weight Watchers International, Inc. (1)	452	19,685
Weyco Group, Inc.	1,273	36,128
Whirlpool Corp.	21,435	3,953,471
WideOpenWest, Inc. (1)	3,353	50,563
William Lyon Homes (1)	4,668	107,317
Williams-Sonoma, Inc.	2,083	103,858
Winnebago Industries, Inc.	851	38,082
Wolverine World Wide, Inc.	346,280	9,990,178
Wyndham Worldwide Corp.	42,700	4,501,007
Yum China Holdings, Inc. (1)	1,463	58,476
ZAGG, Inc. (1)	1,926	30,335
Zoe's Kitchen, Inc. (1)	3,276	41,376
Zumiez, Inc. (1)	4,227	76,509
		385,251,666
Consumer Staples - 2.08%
Alico, Inc.	691	23,598
Brown Forman Corp. - Class A	86	4,789
Brown Forman Corp. - Class B	316	17,159
Bunge Ltd.	51,692	3,590,526
Cal-Maine Foods, Inc. (1)	7,244	297,728
Campbell Soup Co.	1,831	85,727
Casey's General Stores, Inc.	135,336	14,812,525
Central Garden & Pet Co. (1)	2,321	90,148
Central Garden & Pet Co. - Class A (1)	7,193	267,508
Clorox Co.	550	72,551
Coca-Cola European Partners Plc	160,865	6,695,201
Conagra Brands, Inc.	11,644	392,869
Coty, Inc.	13,728	226,924
Darling Ingredients, Inc. (1)	38,475	674,082
Dean Foods Co.	91,992	1,000,873
Diplomat Pharmacy, Inc. (1)	11,018	228,183
Edgewell Personal Care Co. (1)	1,663	121,017
Farmer Brothers Co. (1)	2,089	68,624
Flowers Foods, Inc.	743,770	13,990,314
Fresh Del Monte Produce, Inc.	55,088	2,504,300
Hormel Foods Corp.	7,921	254,581
Hostess Brands, Inc. (1)	17,764	242,656
HRG Group, Inc. (1)	1,430	22,322
Ingles Markets, Inc.	3,479	89,410
Ingredion, Inc.	2,104	253,827
Inter Parfums, Inc.	2,008	82,830
J & J Snack Foods Corp.	44,200	5,803,460
Kellogg Co.	566	35,301
Kroger Co.	78,500	1,574,710
Lamb Weston Holdings, Inc.	3,335	156,378
Lancaster Colony Corp.	27,970	3,359,756
Landec Corp. (1)	4,644	60,140
Limoneira Co.	1,971	45,668
MGP Ingredients, Inc.	472	28,617
Molson Coors Brewing Co.	5,073	414,160
Natural Grocers by Vitamin Cottage, Inc. (1)	2,406	13,425
Nature's Sunshine Products, Inc.	2,214	22,472
Nu Skin Enterprises, Inc.	1,077	66,214
Oil-Dri Corp. of America	1,120	54,802
Omega Protein Corp.	5,252	87,446
Orchids Paper Products Co.	2,196	30,920
Pilgrim's Pride Corp. (1)	111,760	3,175,102
Pinnacle Foods, Inc.	3,465	198,094
Post Holdings, Inc. (1)	1,915	169,037
Revlon, Inc. (1)	1,915	47,013
Rite Aid Corp. (1)	17,874	35,033
Sanderson Farms, Inc.	19,914	3,216,509
Seaboard Corp.	8	36,040
Seneca Foods Corp. (1)	1,684	58,098
Smart & Final Stores, Inc. (1)	5,738	45,043
Snyder's-Lance, Inc.	20,142	768,216
SpartanNash Co.	8,854	233,480
SUPERVALU, Inc. (1)	9,004	195,837
The Andersons, Inc.	6,458	221,186
The Chefs' Warehouse, Inc. (1)	518	9,997
The Hain Celestial Group, Inc. (1)	2,908	119,664
The Hershey Co.	431	47,052
The J. M. Smucker Co.	23,117	2,425,667
Tootsie Roll Industries, Inc.	1,166	44,308
TreeHouse Foods, Inc. (1)	1,127	76,332
Tyson Foods, Inc.	8,184	576,563
United Natural Foods, Inc. (1)	40,442	1,681,983
Universal Corp.	24,670	1,413,591
US Foods Holding Corp. (1)	5,109	136,410
Vector Group Ltd.	12,399	253,817
Village Super Market, Inc.	1,942	48,045
Weis Markets, Inc.	2,313	100,616
		73,196,474
Energy - 6.39%
Abraxas Petroleum Corp. (1)	2,676	5,031
Adams Resources & Energy, Inc.	448	18,592
Anadarko Petroleum Corp.	103,608	5,061,251
Andeavor	152,020	15,680,863
Antero Resources Corp. (1)	3,365	66,963
Apache Corp.	10,615	486,167
Approach Resources, Inc. (1)	11,164	28,022
Arch Coal, Inc.	4,968	356,404
Archrock, Inc.	16,209	203,423
Ardmore Shipping Corp. (1)	3,446	28,430
Atwood Oceanics, Inc. (1)	18,048	169,471
Baker Hughes a GE Co.	153,791	5,631,826
Basic Energy Services, Inc. (1)	4,062	78,397
Bill Barrett Corp. (1)	18,550	79,579
Bonanza Creek Energy, Inc. (1)	4,344	143,309
Bristow Group, Inc.	7,626	71,303
C&J Energy Services, Inc. (1)	10,692	320,439
Cabot Oil & Gas Corp.	4,053	108,418
California Resources Corp. (1)	10,331	108,062
Callon Petroleum Co. (1)	630,162	7,083,021
CARBO Ceramics, Inc. (1)	5,269	45,471
Centennial Resource Development, Inc. (1)	3,242	58,259
Cheniere Energy, Inc. (1)	2,085	93,908
Chesapeake Energy Corp. (1)	25,402	109,229
Cimarex Energy Co.	25,583	2,908,020
Clean Energy Fuels Corp. (1)	32,179	79,804
Cloud Peak Energy, Inc. (1)	18,310	67,015
Concho Resources, Inc. (1)	4,332	570,611
CONSOL Energy, Inc. (1)	6,791	115,040
Contango Oil & Gas Company (1)	5,157	25,940
Continental Resources, Inc. (1)	302,555	11,681,649
CVR Energy, Inc.	3,497	90,572
Delek US Holdings, Inc.	18,115	484,214
Denbury Resources, Inc. (1)	93,475	125,257
Devon Energy Corp.	14,344	526,568
DHT Holdings, Inc.	19,870	79,083
Diamond Offshore Drilling, Inc. (1)	15,245	221,053
Diamondback Energy, Inc. (1)	132,838	13,012,810
Dorian LPG Ltd. (1)	4,355	29,701
Dril-Quip, Inc. (1)	8,714	384,723
Earthstone Energy, Inc. (1)	4,372	48,048
Eclipse Resources Corp. (1)	21,164	52,910
Energen Corp. (1)	278,038	15,203,118
Energy XXI Gulf Coast, Inc. (1)	6,040	62,454
Ensco Plc	71,630	427,631
EP Energy Corp. (1)	9,350	30,481
EQT Corp.	137,710	8,984,200
Era Group, Inc. (1)	4,189	46,875
Exterran Corp. (1)	7,297	230,658
Extraction Oil & Gas, Inc. (1)	3,412	52,511
Fairmount Santrol Holdings, Inc. (1)	4,080	19,502
Forum Energy Technologies, Inc. (1)	962,389	15,301,985
Franks International	10,893	84,094
Frontline Ltd./Bermuda	18,358	110,882
GasLog Ltd.	9,566	166,927
Gastar Exploration, Inc. (1)	20,031	17,619
Gener8 Maritime, Inc. (1)	11,757	53,024
Geospace Technologies Corp. (1)	2,994	53,353
Golar LNG Ltd.	22,368	505,740
Green Plains, Inc.	9,216	185,702
Gulf Island Fabrication, Inc.	3,323	42,202
Gulfport Energy Corp. (1)	4,160	59,654
Halcon Resources Corp. (1)	30,056	204,381
Hallador Energy Co.	3,933	22,497
Helix Energy Solutions Group, Inc. (1)	33,114	244,712
Helmerich & Payne, Inc.	3,078	160,395
Hess Corp.	8,350	391,532
HollyFrontier Corp.	5,244	188,627
Independence Contract Drilling, Inc. (1)	7,187	27,311
International Seaways, Inc. (1)	7,068	139,240
Jones Energy, Inc. (1)	10,117	19,425
Keane Group, Inc. (1)	410	6,839
Key Energy Services, Inc. (1)	2,199	28,961
Kosmos Energy Ltd. (1)	6,714	53,443
Mammoth Energy Services, Inc. (1)	1,596	26,909
Marathon Oil Corp.	24,964	338,512
Marathon Petroleum Corp.	200,505	11,244,320
Matador Resources Co. (1)	389,860	10,584,699
Matrix Service Co. (1)	6,177	93,890
McDermott International, Inc. (1)	419,102	3,046,872
Midstates Petroleum Co, Inc. (1)	2,850	44,289
Murphy Oil Corp.	100,913	2,680,249
Nabors Industries Ltd.	8,011	64,649
NACCO Industries, Inc.	898	77,048
National Oilwell Varco, Inc.	11,173	399,211
Natural Gas Services Group, Inc. (1)	2,623	74,493
Navios Maritime Acquisition Corp.	20,571	25,097
NCS Multistage Holdings, Inc. (1)	190	4,575
Newfield Exploration Co. (1)	167,553	4,971,298
Newpark Resources, Inc. (1)	19,359	193,590
Noble Corp. Plc (1)	57,512	264,555
Noble Energy, Inc.	14,220	403,279
Nordic American Tankers Ltd.	23,005	122,847
Oasis Petroleum, Inc. (1)	54,968	501,308
Oceaneering International, Inc. (1)	2,819	74,055
Oil States International, Inc. (1)	11,679	296,063
Overseas Shipholding Group, Inc. (1)	10,811	28,433
Pacific Ethanol, Inc. (1)	10,287	57,093
Panhandle Oil and Gas, Inc.	1,564	37,223
Par Petroleum Corp. (1)	4,293	89,294
Parker Drilling Co. (1)	32,224	35,446
Parsley Energy, Inc. (1)	323,347	8,516,960
Patterson-UTI Energy, Inc.	6,238	130,624
PBF Energy, Inc.	3,154	87,082
PDC Energy, Inc. (1)	15,399	755,013
Peabody Energy Corp. (1)	14,437	418,817
Penn Virginia Corp. (1)	418	16,712
PHI, Inc. (1)	2,486	29,235
Pioneer Energy Services Corp. (1)	18,513	47,208
Pioneer Natural Resources Co.	31,524	4,651,051
ProPetro Holding Corp. (1)	2,358	33,837
QEP Resources, Inc. (1)	1,007,827	8,637,077
Range Resources Corp.	410,025	8,024,189
Ranger Energy Services, Inc. (1)	1,023	15,038
Renewable Energy Group, Inc. (1)	8,996	109,301
Resolute Energy Corp. (1)	4,815	142,957
REX American Resources Corp. (1)	1,352	126,858
Rice Energy, Inc. (1)	2,264	65,520
Ring Energy, Inc. (1)	601	8,708
Rosehill Resources, Inc. (1)	488	4,016
Rowan Co. Plc (1)	27,400	352,090
RPC, Inc.	128	3,173
RSP Permian, Inc. (1)	391,491	13,541,674
SandRidge Energy, Inc. (1)	8,296	166,667
Scorpio Tankers, Inc.	49,462	169,655
SEACOR Holdings, Inc. (1)	3,753	173,051
SEACOR Marine Holdings, Inc. (1)	3,827	59,854
Select Energy Services, Inc. (1)	340,970	5,428,242
SemGroup Corp.	15,326	440,623
Ship Finance International Ltd.	13,873	201,159
SilverBow Resources, Inc. (1)	1,347	33,069
SM Energy Co.	3,417	60,618
Smart Sand, Inc. (1)	355	2,407
Southwestern Energy Co. (1)	15,042	91,907
SRC Energy, Inc. (1)	41,491	401,218
Stone Energy Corp. (1)	4,509	131,032
Superior Energy Services, Inc. (1)	35,366	377,709
Targa Resources Corp.	6,221	294,253
Teekay Corp.	12,911	115,295
Teekay Tankers Ltd.	29,839	48,339
Tesco Corp. (1)	10,329	56,293
TETRA Technologies, Inc. (1)	27,723	79,288
The Williams Companies, Inc.	20,796	624,088
Transocean Ltd. (1)	11,745	126,376
Ultra Petroleum Corp. (1)	41,414	359,059
Unit Corp. (1)	12,242	251,940
US Silica Holdings, Inc.	7,413	230,322
Valero Energy Corp.	105,200	8,093,036
W&T Offshore, Inc. (1)	19,708	60,109
Weatherford International Plc (1)	26,258	120,262
Westmoreland Coal Co. (1)	2,782	7,094
Whiting Petroleum Corp. (1)	10,160	55,474
WildHorse Resource Development Corp. (1)	4,889	65,121
Willbros Group, Inc. (1)	10,768	34,673
World Fuel Services Corp.	1,952	66,192
WPX Energy, Inc. (1)	1,333,471	15,334,917
		224,920,610
Financials - 24.26%
1st Source Corp.	3,788	192,430
Access National Corp.	3,246	93,030
ACNB Corp.	1,421	39,362
Affiliated Managers Group, Inc.	1,659	314,928
AG Mortgage Investment Trust, Inc.	6,630	127,561
AGNC Investment Corp.	11,155	241,840
Alleghany Corp. (1)	22,714	12,583,783
Allegiance Bancshares, Inc. (1)	783	28,814
Allstate Corp.	141,487	13,004,070
Ally Financial, Inc.	13,289	322,391
Ambac Financial Group, Inc. (1)	4,701	81,139
American Equity Investment Life Holding Co.	13,752	399,908
American Financial Group, Inc.	28,006	2,897,221
American National Bankshares, Inc.	1,791	73,789
American National Insurance Co.	248	29,284
Ameriprise Financial, Inc.	36,327	5,394,923
Ameris Bancorp	2,111	101,328
AMERISAFE, Inc.	4,447	258,815
Ames National Corp.	1,938	57,849
AmTrust Financial Services, Inc.	20,108	270,654
Annaly Capital Management, Inc.	319,760	3,897,874
Anworth Mortgage Asset Corp.	22,658	136,175
Aon Plc	90,901	13,280,636
Apollo Commercial Real Estate Finance, Inc.	24,673	446,828
Arch Capital Group Ltd. (1)	3,267	321,800
Ares Capital Corp.	1,052,150	17,244,738
Ares Commercial Real Estate Corp.	6,713	89,350
Argo Group International Holdings Ltd.	6,926	425,949
Arlington Asset Investment Corp.	4,856	61,817
ARMOUR Residential REIT, Inc.	9,482	255,066
Arrow Financial Corp.	2,640	90,680
Arthur J. Gallagher & Co.	248,353	15,286,127
ASB Bancorp, Inc. (1)	585	26,383
Aspen Insurance Holdings Ltd.	1,232	49,773
Associated Banc Corp.	4,563	110,653
Associated Capital Group, Inc.	1,263	45,089
Assurant, Inc.	1,320	126,086
Assured Guaranty Ltd.	77,212	2,914,753
Astoria Financial Corp.	21,802	468,743
Athene Holding Ltd. (1)	220,028	11,846,308
Atlantic Capital Bancshares, Inc. (1)	4,004	72,673
Atlas Financial Holdings, Inc. (1)	1,436	27,140
Axis Capital Holdings Ltd.	2,419	138,633
B. Riley Financial, Inc.	5,091	86,802
Baldwin & Lyons, Inc.	2,662	60,028
Banc of California, Inc.	519,106	10,771,449
BancFirst Corp.	3,950	224,162
Banco Latinoamericano De Comerico	45,090	1,327,450
BancorpSouth, Inc.	492,351	15,779,850
Bank Mutual Corp.	10,080	102,312
Bank of Commerce Holdings	3,616	41,584
Bank of Hawaii Corp.	1,263	105,284
Bank of Marin Bancorp	1,342	91,927
Bank of NT Butterfield & Son Ltd.	291,489	10,680,157
Bank of the Ozarks, Inc.	1,926	92,544
BankFinancial Corp.	3,215	51,086
BankUnited, Inc.	357,694	12,723,176
Bankwell Financial Group, Inc.	1,083	40,006
Banner Corp.	7,718	472,959
Bar Harbor Bankshares	3,528	110,638
BB&T Corp.	83,088	3,900,151
BCB Bancorp, Inc.	2,090	29,155
Bear State Financial, Inc.	4,250	43,605
Beneficial Bancorp, Inc.	16,259	269,899
Berkshire Hills Bancorp, Inc.	9,330	361,537
BGC Partners, Inc.	4,932	71,366
Blue Capital Reinsurance Holdings Ltd.	1,857	30,548
Blue Hills Bancorp, Inc.	2,818	54,106
Bofi Holding, Inc. (1)	8,197	233,369
BOK Financial Corp.	723	64,405
Boston Private Financial Holdings, Inc.	19,763	327,078
Bridge Bancorp, Inc.	4,440	150,738
Brookline Bancorp, Inc.	17,577	272,443
Brown & Brown, Inc.	3,483	167,846
Bryn Mawr Bank Corp.	3,934	172,309
BSB Bancorp, Inc. (1)	1,500	44,925
Byline Bancorp, Inc. (1)	1,439	30,593
C&F Financial Corp.	772	42,460
Cadence BanCorp (1)	2,175	49,851
California First National Bancorp	524	9,484
Camden National Corp.	3,599	157,060
Capital Bank Financial Corp.	160,143	6,573,870
Capital City Bank Group, Inc.	2,680	64,347
Capitol Federal Financial, Inc.	30,074	442,088
Capstar Financial Holdings, Inc. (1)	1,288	25,219
Capstead Mortgage Corp.	20,942	202,090
Carolina Financial Corp.	970	34,804
Cathay General Bancorp	17,820	716,364
CenterState Bank Corp.	12,657	339,208
Central Pacific Financial Corp.	5,714	183,877
Central Valley Community Bancorp	2,346	52,316
Century Bancorp, Inc.	661	52,946
Charter Financial Corp.	2,215	41,044
Chemical Financial Corp.	224,883	11,752,386
Chemung Financial Corp.	745	35,089
Cherry Hill Mortgage Investment Corp.	3,166	57,305
Chimera Investment Corp.	117,512	2,223,327
Cincinnati Financial Corp.	4,557	348,929
CIT Group, Inc.	44,720	2,193,516
Citizens & Northern Corp.	2,706	66,459
Citizens Financial Group, Inc.	208,021	7,877,755
Citizens, Inc. (1)	11,844	87,053
City Holding Company	3,555	255,640
Civista Bancshares, Inc.	2,329	52,030
Clifton Bancorp, Inc.	4,634	77,480
CNA Financial Corp.	105,929	5,322,932
CNB Financial Corporation, Inc.	3,472	94,855
CNO Financial Group, Inc.	29,250	682,695
CoBiz Financial, Inc.	8,004	157,199
Codorus Valley Bancorp, Inc.	1,766	54,234
Columbia Banking System, Inc.	13,624	573,707
Comerica, Inc.	5,173	394,493
Commerce Bancshares, Inc.	2,676	154,593
Commerce Union Bancshares, Inc.	1,579	36,601
Community Bank System, Inc.	11,470	633,717
Community Bankers Trust Corp. (1)	5,032	46,294
Community Financial Corp.	831	29,392
Community Trust Bancorp, Inc.	3,606	167,679
ConnectOne Bancorp, Inc.	5,193	127,748
County Bancorp, Inc.	952	28,608
Cowen, Inc. (1)	6,055	107,779
Crawford & Co.	1,071	12,809
Credit Acceptance Corp. (1)	30	8,405
CU Bancorp (1)	3,381	131,098
Cullen/Frost Bankers, Inc.	1,658	157,377
Customers Bancorp, Inc. (1)	6,549	213,628
CVB Financial Corp.	533,105	12,885,148
CYS Investments, Inc.	36,451	314,937
Dime Community Bancshares, Inc.	7,478	160,777
Discover Financial Services	311,189	20,065,467
DNB Financial Corp.	629	22,141
Donegal Group, Inc.	2,549	41,115
Donnelley Financial Solutions, Inc. (1)	745	16,062
Dynex Capital, Inc.	11,777	85,619
E*TRADE Financial Corp. (1)	138,469	6,038,633
Eagle Bancorp, Inc. (1)	1,453	97,424
East West Bancorp, Inc.	264,838	15,832,016
eHealth, Inc. (1)	404	9,652
Elevate Credit, Inc. (1)	3,778	23,084
Ellington Residential Mortgage REIT	2,531	36,750
EMC Insurance Group, Inc.	2,324	65,421
Employers Holdings, Inc.	7,648	347,602
Encore Capital Group, Inc. (1)	4,029	178,485
Enova International, Inc. (1)	5,747	77,297
Enstar Group Ltd. (1)	67,845	15,085,336
Entegra Financial Corp. (1)	1,380	34,431
Enterprise Bancorp, Inc.	2,136	77,558
Enterprise Financial Services Corp.	5,315	225,090
Equity Bancshares, Inc. (1)	1,680	59,774
Erie Indemnity Co.	192	23,149
ESSA Bancorp, Inc.	2,050	32,185
Evans Bancorp, Inc.	975	42,120
Everest Re Group Ltd.	20,414	4,662,353
EZCORP, Inc. (1)	11,900	113,050
F.N.B. Corp.	734,877	10,310,324
Farmers & Merchants Bancorp, Inc.	1,986	72,390
Farmers Capital Bank Corp.	1,733	72,873
Farmers National Banc Corp.	5,906	88,885
FB Financial Corp. (1)	1,558	58,768
FBL Financial Group, Inc.	2,414	179,843
FCB Financial Holdings, Inc. (1)	287,221	13,872,774
Federal Agricultural Mortgage Corp.	2,212	160,901
Federated Investors, Inc.	1,901	56,460
Federated National Holding Co.	3,567	55,681
Ferroglobe Representation & Warranty Insurance Trust (1)(3)	11,189	–
Fidelity & Guaranty Life	2,871	89,145
Fidelity National Financial Ventures Group (1)	139,467	2,391,859
Fidelity Southern Corp.	5,167	122,148
Fifth Street Asset Management, Inc.	1,178	4,594
Fifth Third Bancorp	588,207	16,458,032
Financial Institutions, Inc.	3,285	94,608
First American Financial Corp.	373,966	18,687,081
First Bancorp NC	5,651	194,451
First Bancorp PR (1)	45,497	232,945
First Bancorp, Inc.	2,262	68,561
First Bancshares, Inc.	1,955	58,943
First Busey Corp.	8,933	280,139
First Business Financial Services, Inc.	1,799	40,927
First Citizens Bancshares, Inc.	1,735	648,699
First Commonwealth Financial Corp.	22,751	321,472
First Community Bancshares, Inc.	3,893	113,325
First Connecticut Bancorp, Inc.	2,648	70,834
First Defiance Financial Corp.	2,304	120,937
First Financial Bancorp	14,463	378,207
First Financial Bankshares, Inc.	5,209	235,447
First Financial Corp.	2,473	117,715
First Financial Northwest, Inc.	1,686	28,645
First Foundation, Inc. (1)	4,715	84,351
First Guaranty Bancshares, Inc.	773	20,825
First Hawaiian, Inc.	1,560	47,252
First Horizon National Corp.	6,909	132,307
First Internet Bancorp	1,395	45,058
First Interstate BancSystem, Inc.	6,090	232,942
First Merchants Corp.	9,598	412,042
First Mid-Illinois Bancshares, Inc.	2,363	90,739
First Midwest Bancorp, Inc.	23,939	560,651
First Northwest Bancorp (1)	2,269	38,800
First of Long Island Corp.	4,449	135,457
First Potomac Realty Trust	13,754	153,220
First Republic Bank	916	95,685
FirstCash, Inc.	9,174	579,338
Flagstar Bancorp, Inc. (1)	5,180	183,786
Flushing Financial Corp.	6,540	194,369
FNB Bancorp	1,220	41,382
FNF Group	7,721	366,439
Franklin Financial Network, Inc. (1)	1,968	70,159
Fulton Financial Corp.	40,150	752,812
GAIN Capital Holdings, Inc.	9,312	59,504
GAMCO Investors, Inc.	1,130	33,629
Genworth Financial, Inc. (1)	94,729	364,707
German American Bancorp, Inc.	4,948	188,172
Glacier Bancorp, Inc.	173,828	6,563,745
Global Indemnity Ltd. (1)	2,196	93,110
Granite Point Mortgage Trust, Inc. (1)	2,574	48,211
Great Ajax Corp.	4,219	59,446
Great Southern Bancorp, Inc.	2,551	141,963
Great Western Bancorp, Inc.	13,864	572,306
Green Bancorp, Inc. (1)	4,031	95,333
Greene County Bancorp, Inc.	160	4,808
Greenhill & Co, Inc.	6,696	111,154
Greenlight Capital Re Ltd. (1)	7,492	162,202
Guaranty Bancorp	4,428	123,098
Hallmark Financial Services, Inc. (1)	4,106	47,671
Hamilton Lane, Inc.	1,201	32,247
Hancock Holding Co.	19,726	955,725
Hanmi Financial Corp.	7,297	225,842
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,499	280,231
Hanover Insurance Group, Inc.	1,294	125,427
HarborOne Bancorp, Inc. (1)	1,539	28,949
Harford Financial Services Group, Inc.	260,894	14,461,354
HCI Group, Inc.	882	33,736
Heartland Financial USA, Inc.	5,746	283,852
Heritage Commerce Corp.	7,628	108,546
Heritage Financial Corp.	6,889	203,225
Heritage Insurance Holdings, Inc.	5,631	74,386
Hilltop Holdings, Inc. (1)	17,249	448,474
Hingham Institution for Savings	161	30,633
Home Bancorp, Inc.	1,382	57,795
Home Bancshares, Inc.	7,261	183,111
HomeStreet, Inc. (1)	5,892	159,084
HomeTrust Bancshares, Inc. (1)	3,917	100,471
Hope Bancorp, Inc.	30,422	538,774
Horace Mann Educators Corp.	201,372	7,923,988
Horizon Bancorp	292,774	8,540,218
Howard Bancorp, Inc. (1)	1,451	30,326
Huntington Bancshares, Inc.	1,711,968	23,899,073
IBERIABANK Corp.	180,408	14,820,517
Impac Mortgage Holdings, Inc. (1)	2,960	38,658
Independence Holding Co.	2,042	51,560
Independent Bank Corp.	194,295	14,504,122
Independent Bank Corp. MI	4,780	108,267
Independent Bank Group, Inc.	4,098	247,109
Infinity Property & Casualty Corp.	2,170	204,414
Interactive Brokers Group, Inc.	1,986	89,449
International Bancshares Corp.	12,863	515,806
INTL FCStone, Inc. (1)	3,770	144,466
Invesco Ltd.	10,076	353,063
Invesco Mortgage Capital, Inc.	26,793	458,964
Investar Holding Corp.	1,155	27,835
Investment Technology Group, Inc.	5,022	111,187
Investors Bancorp, Inc.	1,650,408	22,511,565
Investors Title Co.	120	21,488
James River Group Holdings Ltd.	5,526	229,218
Kearny Financial Corp.	19,824	304,298
Kemper Corp.	9,225	488,925
KeyCorp	517,304	9,735,661
Kingstone Cos, Inc.	2,279	37,148
KKR Real Estate Finance Trust, Inc.	2,471	51,990
Ladder Capital Corp.	18,094	249,335
Ladenburg Thalmann Financial Services, Inc.	21,552	62,070
Lakeland Bancorp, Inc.	10,500	214,200
Lakeland Financial Corp.	4,707	229,325
Lazard Ltd.	57,032	2,578,987
LCNB Corp.	1,930	40,433
LegacyTexas Financial Group, Inc.	229,750	9,171,620
Legg Mason, Inc.	87,141	3,425,513
LendingClub Corp. (1)	6,656	40,535
Leucadia National Corp.	7,299	184,300
Lincoln National Corp.	84,176	6,185,252
Loews Corp.	194,276	9,298,049
M&T Bank Corp.	4,250	684,420
Macatawa Bank Corp.	5,821	59,723
Maiden Holdings Ltd.	10,276	81,694
MainSource Financial Group, Inc.	5,893	211,323
Malvern Bancorp, Inc. (1)	1,323	35,390
Markel Corp. (1)	406	433,600
Marlin Business Services Corp.	1,617	46,489
Marsh & McLennan Companies, Inc.	115,102	9,646,699
MB Financial, Inc.	17,394	783,078
MBIA, Inc. (1)	29,391	255,702
MBT Financial Corp.	3,895	42,650
Medley Management, Inc.	1,405	8,641
Mercantile Bank Corp.	3,786	132,131
Mercury General Corp.	904	51,248
Meridian Bancorp, Inc.	9,542	177,958
Meta Financial Group, Inc.	1,867	146,373
MFA Financial, Inc.	11,835	103,675
MGIC Investment Corp. (1)	240,816	3,017,424
Middlefield Banc Corp.	555	25,586
Midland States Bancorp, Inc.	3,385	107,237
MidSouth Bancorp, Inc.	3,306	39,837
MidWestOne Financial Group, Inc.	2,610	88,114
Moody's Corp.	32,019	4,457,365
MTGE Investment Corp.	10,947	212,372
MutualFirst Financial, Inc.	1,340	51,523
Nasdaq OMX Group, Inc.	126,080	9,780,026
National Bank Holdings Corp.	3,920	139,905
National Bankshares, Inc.	1,480	66,526
National Commerce Corp. (1)	1,476	63,173
National General Holdings Corp.	40,834	780,338
National Western Life Group, Inc. - Class A	558	194,742
Nationstar Mortgage Holdings, Inc. (1)	7,366	136,787
Navient Corp.	527,596	7,924,492
Navigators Group, Inc.	273,750	15,973,313
NBT Bancorp, Inc.	9,999	367,163
Nelnet, Inc.	4,875	246,188
New Residential Investment Corp.	1,053,971	17,632,935
New York Community Bancorp, Inc.	14,032	180,872
New York Mortgage Trust, Inc.	152,643	938,754
NewStar Financial, Inc.	6,581	77,261
NI Holdings, Inc. (1)	2,561	45,842
Nicolet Bankshares, Inc. (1)	2,059	118,454
NMI Holdings, Inc. (1)	11,554	143,270
Northern Trust Corp.	6,143	564,726
Northfield Bancorp, Inc.	9,009	156,306
Northrim BanCorp, Inc.	1,506	52,635
Northwest Bancshares, Inc.	22,065	381,063
Norwood Financial Corp.	1,203	36,716
OceanFirst Financial Corp.	7,325	201,364
Oconee Federal Financial Corp.	152	4,262
Ocwen Financial Corp. (1)	24,522	84,356
OFG Bancorp	10,793	98,756
Ohio Valley Banc Corp.	845	30,758
Old Line Bancshares, Inc.	1,681	47,068
Old National Bancorp	31,536	577,109
Old Point Financial Corp.	704	22,810
Old Republic International Corp.	7,033	138,480
Old Second Bancorp, Inc.	6,894	92,724
On Deck Capital, Inc. (1)	12,374	57,787
OneMain Holdings, Inc. (1)	1,516	42,736
Oppenheimer Holdings, Inc.	2,715	47,105
Opus Bank (1)	1,616	38,784
Orchid Island Capital, Inc.	10,435	106,333
Oritani Financial Corp.	9,037	151,822
Orrstown Financial Services, Inc.	1,624	40,438
Owens Realty Mortgage, Inc.	2,436	44,360
Pacific Continental Corp.	2,367	63,791
Pacific Mercantile Bancorp (1)	3,353	30,680
Pacific Premier Bancorp, Inc. (1)	5,989	226,085
PacWest Bancorp	217,791	11,000,623
Paragon Commercial Corp. (1)	807	45,563
Park National Corp.	3,125	337,469
Park Sterling Corp.	515,563	6,403,292
Parke Bancorp, Inc.	1,432	31,790
PCSB Financial Corp. (1)	4,013	75,685
Peapack Gladstone Financial Corp.	4,032	136,040
PennantPark Investment Corp.	163,500	1,227,885
Penns Woods Bancorp, Inc.	1,092	50,745
PennyMac Mortgage Investment Trust	14,448	251,251
Peoples Bancorp of North Carolina, Inc.	875	31,168
Peoples Bancorp, Inc.	3,880	130,329
Peoples Financial Services Corp.	1,526	72,943
People's United Financial, Inc.	10,119	183,559
People's Utah Bancorp	2,588	83,981
PHH Corp. (1)	12,805	178,374
Pinnacle Financial Partners, Inc.	1,486	99,488
Piper Jaffray Cos.	3,276	194,431
PJT Partners, Inc.	4,168	159,676
Popular, Inc.	43,440	1,561,234
PRA Group, Inc. (1)	4,617	132,277
Premier Financial Bancorp, Inc.	2,117	46,129
Principal Financial Group, Inc.	38,162	2,455,343
ProAssurance Corp.	1,567	85,637
Prosperity Bancshares, Inc.	1,938	127,385
Provident Bancorp, Inc. (1)	789	18,265
Provident Financial Holdings, Inc.	1,405	27,538
Provident Financial Services, Inc.	14,469	385,888
Prudential Bancorp, Inc.	1,618	29,982
Pzena Investment Management, Inc.	1,283	13,972
QCR Holdings, Inc.	2,830	128,765
Radian Group, Inc.	51,067	954,442
Raymond James Financial, Inc.	189,922	16,016,122
RBB Bancorp (1)	876	20,052
Redwood Trust, Inc.	18,392	299,606
Regional Management Corp. (1)	2,345	56,772
Regions Financial Corp.	927,976	14,133,074
Reinsurance Group of America, Inc.	231,646	32,321,566
RenaissanceRe Holdings Ltd.	837	113,112
Renasant Corp.	10,128	434,491
Republic Bancorp, Inc.	2,362	91,858
Republic First Bancorp, Inc. (1)	8,951	82,797
Resource Capital Corp.	7,454	80,354
Riverview Bancorp, Inc.	4,704	39,514
RLI Corp.	1,566	89,826
S & T Bancorp, Inc.	8,009	316,996
Safeguard Scientifics, Inc. (1)	4,734	63,199
Safety Insurance Group, Inc.	2,377	181,365
Sandy Spring Bancorp, Inc.	5,456	226,097
Santander Consumer USA Holdings, Inc. (1)	4,220	64,861
Seacoast Banking Corp. of Florida (1)	9,998	238,852
SEI Investments Co.	195,025	11,908,227
Selective Insurance Group, Inc.	189,183	10,187,505
Shore Bancshares, Inc.	2,849	47,436
SI Financial Group, Inc.	2,701	40,380
Sierra Bancorp	2,882	78,246
Signature Bank (1)	662	84,762
Simmons First National Corp.	7,251	419,833
SLM Corp. (1)	812,689	9,321,543
SmartFinancial, Inc. (1)	1,688	40,613
South State Corp.	6,750	607,838
Southern First Bancshares, Inc. (1)	1,408	51,181
Southern Missouri Bancorp, Inc.	1,477	53,896
Southern National Bancorp of Virginia, Inc.	5,045	85,715
Southside Bancshares, Inc.	6,615	240,530
Southwest Bancorp, Inc.	4,215	116,123
Starwood Property Trust, Inc.	87,991	1,911,165
State Auto Financial Corp.	4,120	108,068
State Bank Financial Corp.	8,689	248,940
State National Companies, Inc.	910	19,101
State Street Corp.	77,075	7,363,746
Sterling Bancorp	30,857	760,625
Stewart Information Services Corp.	4,933	186,270
Stifel Financial Corp.	15,668	837,611
Stock Yards Bancorp, Inc.	5,175	196,650
Summit Financial Group, Inc.	2,612	67,024
Sun Bancorp, Inc.	2,456	61,032
Sunshine Bancorp, Inc. (1)	1,300	30,212
SunTrust Banks, Inc.	342,184	20,452,338
Sutherland Asset Management Corp.	4,447	69,818
SVB Financial Group (1)	394	73,713
Synchrony Financial	579,556	17,995,214
Synovus Financial Corp.	3,508	161,578
T. Rowe Price Group, Inc.	5,852	530,484
TCF Financial Corp.	173,665	2,959,252
TD Ameritrade Holding Corp.	113,950	5,560,760
Territorial Bancorp, Inc.	1,735	54,774
Texas Capital Bancshares, Inc. (1)	193,901	16,636,706
TFS Financial Corp.	1,688	27,227
The Bancorp, Inc. (1)	11,538	95,419
Third Point Reinsurance Ltd. (1)	9,634	150,290
Timberland Bancorp, Inc.	1,292	40,491
Tiptree, Inc.	7,421	46,381
Tompkins Financial Corp.	3,283	282,798
Torchmark Corp.	56,595	4,532,694
Towne Bank	13,258	444,143
TPG RE Finance Trust, Inc. (1)	2,856	56,463
TriCo Bancshares	4,702	191,607
TriState Capital Holdings, Inc. (1)	3,843	88,005
Triumph Bancorp, Inc. (1)	4,128	133,128
TrustCo Bank Corp.	21,508	191,421
Trustmark Corp.	15,704	520,116
Two Harbors Investment Corp.	10,161	102,423
Two River Bancorp	1,738	34,447
UMB Financial Corp.	10,601	789,668
Umpqua Holdings Corp.	52,057	1,015,632
Union Bankshares Corp.	10,135	357,766
United Bankshares, Inc.	23,381	868,604
United Community Banks, Inc.	16,629	474,592
United Community Financial Corp.	11,489	110,294
United Financial Bancorp, Inc.	11,872	217,139
United Fire Group, Inc.	3,721	170,496
United Insurance Holdings Corp.	1,626	26,504
United Security Bancshares/Fresno CA	3,174	30,153
Unity Bancorp, Inc.	1,818	35,996
Universal Insurance Holdings, Inc.	65,389	1,503,947
Univest Corp. of Pennsylvania	6,061	193,952
Unum Group	380,155	19,437,325
Validus Holdings Ltd.	2,367	116,480
Valley National Bancorp	61,036	735,484
Veritex Holdings, Inc. (1)	2,628	70,851
Virtus Investment Partners, Inc.	1,408	163,398
Voya Financial, Inc.	75,185	2,999,130
W.R. Berkley Corp.	113,191	7,554,367
Waddell & Reed Financial, Inc.	12,867	258,241
Walker & Dunlop, Inc. (1)	1,099	57,511
Washington Federal, Inc.	20,660	695,209
Washington Trust Bancorp, Inc.	3,526	201,864
WashingtonFirst Bankshares, Inc.	2,274	80,932
Waterstone Financial, Inc.	5,320	103,740
Webster Financial Corp.	2,658	139,678
WesBanco, Inc.	9,920	406,918
West Bancorporation, Inc.	2,805	68,442
Westamerica Bancorporation	5,938	353,549
Western Alliance Bancorp (1)	1,278	67,836
Western Asset Mortgage Capital Corp.	10,230	107,108
Western New England Bancorp, Inc.	5,489	59,830
White Mountains Insurance Group Ltd.	134	114,838
Willis Towers Watson Plc	3,719	573,581
Wins Finance Holdings, Inc. (1)(3)	222	11,378
Wintrust Financial Corp.	13,005	1,018,422
WMIH Corp. (1)	46,478	44,154
World Acceptance Corp. (1)	1,480	122,677
WSFS Financial Corp.	5,266	256,718
Xenith Bankshares, Inc. (1)	1,137	36,953
XL Group Ltd.	158,207	6,241,266
Zions Bancorp	51,380	2,424,108
		854,123,181
Healthcare - 4.88%
AAC Holdings, Inc. (1)	2,698	26,791
Abeona Therapeutics, Inc. (1)	5,668	96,639
Acadia Healthcare Co., Inc. (1)	2,248	107,364
Accelerate Diagnostics, Inc. (1)	260	5,837
Acceleron Pharma, Inc. (1)	1,243	46,389
Aceto Corp.	6,915	77,655
Achillion Pharmaceuticals, Inc. (1)	27,612	123,978
Acorda Therapeutics, Inc. (1)	8,810	208,356
Adamas Pharmaceuticals, Inc. (1)	1,734	36,709
Advaxis, Inc. (1)	687	2,872
Agenus, Inc. (1)	2,217	9,777
Agilent Technologies, Inc.	7,179	460,892
Agios Pharmaceuticals, Inc. (1)	85	5,674
Akcea Therapeutics, Inc. (1)	996	27,559
Akorn, Inc. (1)	17,123	568,312
Alder Biopharmaceuticals, Inc. (1)	12,486	152,953
Alere, Inc. (1)	2,497	127,322
Allscripts Healthcare Solutions, Inc. (1)	42,302	601,957
Almost Family, Inc. (1)	2,221	119,268
Alnylam Pharmaceuticals, Inc. (1)	300	35,247
AMAG Pharmaceuticals, Inc. (1)	8,216	151,585
American Renal Associates Holdings, Inc. (1)	217	3,248
AMN Healthcare Services, Inc. (1)	192,220	8,784,454
Analogic Corp.	248,987	20,852,661
AngioDynamics, Inc. (1)	8,516	145,538
Anika Therapeutics, Inc. (1)	533	30,914
Aratana Therapeutics, Inc. (1)	492	3,016
Ardelyx, Inc. (1)	7,339	41,098
Array BioPharma, Inc. (1)	4,811	59,175
Atara Biotherapeutics, Inc. (1)	6,027	99,747
Athenex, Inc. (1)	603	10,559
Audentes Therapeutics, Inc. (1)	376	10,532
Bellicum Pharmaceuticals, Inc. (1)	1,916	22,130
BioCryst Pharmaceuticals, Inc. (1)	2,967	15,547
Biohaven Pharmaceutical Holding Co Ltd. (1)	254	9,495
Bio-Rad Laboratories, Inc. (1)	608	135,110
BioScrip, Inc. (1)	21,567	59,309
BioTime, Inc. (1)	16,932	48,087
Bluebird Bio, Inc. (1)	6,459	887,144
Boston Scientific Corp. (1)	337,861	9,855,405
Brookdale Senior Living, Inc. (1)	5,286	56,032
Bruker Corp.	104,194	3,099,772
Calyxt, Inc. (1)	573	14,033
Cara Therapeutics, Inc. (1)	868	11,883
Cardinal Health, Inc.	116,146	7,772,490
Cascadian Therapeutics, Inc. (1)	7,297	29,845
Celldex Therapeutics, Inc. (1)	28,842	82,488
Cempra, Inc. (1)	9,690	31,493
Centene Corp. (1)	144,992	14,030,876
Cerus Corp. (1)	2,216	6,050
Chimerix, Inc. (1)	10,313	54,143
Clearside Biomedical, Inc. (1)	1,887	16,492
Collegium Pharmaceutical, Inc. (1)	4,664	48,925
Community Health Systems, Inc. (1)	22,384	171,909
Computer Programs & Systems, Inc.	1,230	36,347
Concert Pharmaceuticals, Inc. (1)	2,286	33,719
ConforMIS, Inc. (1)	5,591	19,680
CONMED Corp.	6,312	331,191
Corvus Pharmaceuticals, Inc. (1)	1,819	28,995
Cross Country Healthcare, Inc. (1)	4,509	64,163
CryoLife, Inc. (1)	2,369	53,776
DaVita, Inc. (1)	80,469	4,779,054
Dentsply Sirona, Inc.	6,653	397,916
Dermira, Inc. (1)	1,481	39,987
Dova Pharmaceuticals, Inc. (1)	341	8,279
Dynavax Technologies Corp. (1)	13,132	282,338
Editas Medicine, Inc. (1)	2,166	52,006
Emergent BioSolutions, Inc. (1)	52,387	2,119,054
Enanta Pharmaceuticals, Inc. (1)	3,663	171,428
Endo International Plc (1)	341,862	2,928,048
Ensign Group, Inc.	85,068	1,921,686
Envision Healthcare Corp. (1)	177,903	7,996,740
Enzo Biochem, Inc. (1)	433	4,534
Epizyme, Inc. (1)	2,640	50,292
Evolent Health, Inc. (1)	9,373	166,839
Exactech, Inc. (1)	2,415	79,574
Fate Therapeutics, Inc. (1)	6,070	24,037
Five Prime Therapeutics, Inc. (1)	6,400	261,824
FONAR Corp. (1)	151	4,606
G1 Therapeutics, Inc. (1)	559	13,914
Genocea Biosciences, Inc. (1)	823	1,202
Haemonetics Corp. (1)	2,268	101,765
Halyard Health, Inc. (1)	10,915	491,502
HCA Healthcare, Inc. (1)	48,800	3,883,992
Heron Therapeutics, Inc. (1)	1,408	22,739
Hill-Rom Holdings, Inc.	123	9,102
HMS Holdings Corp. (1)	2,694	53,503
Hologic, Inc. (1)	3,492	128,121
Horizon Pharma Plc (1)	38,216	484,579
ICON Plc (1)	34,362	3,913,145
ICU Medical, Inc. (1)	47,077	8,749,260
Idera Pharmaceuticals, Inc. (1)	2,834	6,320
Immune Design Corp. (1)	3,271	33,855
Immunomedics, Inc. (1)	14,745	206,135
Impax Laboratories, Inc. (1)	17,141	347,962
Insmed, Inc. (1)	2,579	80,491
Integer Holdings Corp. (1)	45,328	2,318,527
Intellia Therapeutics, Inc. (1)	3,170	78,775
Intra-Cellular Therapies, Inc. (1)	7,976	125,861
Intrexon Corp. (1)	510	9,695
Invacare Corp.	7,479	117,794
Iovance Biotherapeutics, Inc. (1)	11,710	90,753
Jazz Pharmaceuticals Plc (1)	11,100	1,623,375
Juno Therapeutics, Inc. (1)	1,857	83,305
Kala Pharmaceuticals, Inc. (1)	520	11,877
Karyopharm Therapeutics, Inc. (1)	6,348	69,701
Kindred Biosciences, Inc. (1)	5,583	43,827
Kindred Healthcare, Inc.	19,664	133,715
Laboratory Corp. of America Holdings (1)	86,828	13,108,423
Lannet, Inc. (1)	64,384	1,187,885
Lantheus Holdings, Inc. (1)	496	8,829
LHC Group, Inc. (1)	235	16,666
LifePoint Health, Inc. (1)	35,699	2,066,972
LivaNova Plc (1)	11,303	791,888
Luminex Corp.	5,077	103,215
MacroGenics, Inc. (1)	5,632	104,079
Magellan Health, Inc. (1)	36,535	3,152,971
Mallinckrodt Plc (1)	65,434	2,445,269
Medicines Co. (1)	1,231	45,596
MediciNova, Inc. (1)	868	5,529
MEDNAX, Inc. (1)	2,655	114,484
Medpace Holdings, Inc. (1)	1,685	53,752
Meridian Bioscience, Inc.	1,250	17,875
Merrimack Pharmaceuticals, Inc.	978	14,223
Mersana Therapeutics, Inc. (1)	456	7,884
Minerva Neurosciences, Inc. (1)	797	6,057
Miragen Therapeutics, Inc. (1)	501	4,584
Momenta Pharmaceuticals, Inc. (1)	13,276	245,606
Mylan (1)	15,685	492,038
MyoKardia, Inc. (1)	363	15,555
Myriad Genetics, Inc. (1)	14,967	541,506
NanoString Technologies, Inc. (1)	3,003	48,528
NantHealth, Inc. (1)	3,740	15,409
NantKwest, Inc. (1)	6,755	37,017
National HealthCare Corp.	2,601	162,745
National Research Corp.	243	9,161
Natus Medical, Inc. (1)	173,790	6,517,125
Novavax, Inc. (1)	38,907	44,354
Novelion Therapeutics, Inc. (1)	3,205	22,531
Nymox Pharmaceutical Corp. (1)	3,600	13,752
Obalon Therapeutics, Inc. (1)	585	5,575
OPKO Health, Inc. (1)	8,644	59,298
OraSure Technologies, Inc. (1)	716	16,110
Orthofix International (1)	3,216	151,956
Otonomy, Inc. (1)	6,631	21,551
Owens & Minor, Inc.	14,267	416,596
Patterson Companies, Inc.	2,247	86,847
PDL BioPharma, Inc. (1)	38,058	129,017
PerkinElmer, Inc.	2,612	180,150
Perrigo Co. Plc	3,936	333,182
PetIQ, Inc. (1)	458	12,403
PharMerica Corp. (1)	16,983	497,602
Phibro Animal Health Corp.	205	7,595
Portola Pharmaceuticals, Inc. (1)	1,027	55,489
Premier, Inc. (1)	1,071	34,882
Protagonist Therapeutics, Inc. (1)	1,154	20,391
Prothena Corporation Plc (1)	2,061	133,491
PTC Therapeutics, Inc. (1)	1,907	38,159
QIAGEN NV - NASDAQ Listed	4,470	140,797
Quality Systems, Inc. (1)	4,562	71,760
Quest Diagnostics, Inc.	4,022	376,620
Quintiles IMS Holdings, Inc. (1)	80,362	7,640,015
Quotient Ltd. (1)	2,016	9,939
R1 RCM, Inc. (1)	2,790	10,351
Recro Pharma, Inc. (1)	2,656	23,851
REGENXBIO, Inc. (1)	4,672	153,942
Retrophin, Inc. (1)	8,972	223,313
Rockwell Medical, Inc. (1)	854	7,310
RTI Surgical, Inc. (1)	3,052	13,887
Sarepta Therapeutics, Inc. (1)	3,272	148,418
SciClone Pharmaceuticals, Inc. (1)	7,543	84,482
Sienna Biopharmaceuticals, Inc. (1)	337	7,498
Sientra, Inc. (1)	3,299	50,805
Spectrum Pharmaceuticals, Inc. (1)	18,346	258,128
Stemline Therapeutics, Inc. (1)	4,031	44,744
STERIS Plc	2,463	217,729
Sucampo Pharmaceuticals, Inc. (1)	85,540	1,009,372
Syndax Pharmaceuticals, Inc. (1)	55	644
Teleflex, Inc.	1,109	268,345
Tetraphase Pharmaceuticals, Inc. (1)	12,153	83,127
The Cooper Companies, Inc.	313	74,215
The Providence Service Corp. (1)	459	24,823
Tivity Health, Inc. (1)	2,854	116,443
Tocagen, Inc. (1)	282	3,514
Trevena, Inc. (1)	11,241	28,665
Triple-S Management Corp. (1)	4,383	103,789
United Therapeutics Corp. (1)	1,270	148,831
Universal Health Services, Inc.	63,394	7,032,930
Utah Medical Products, Inc.	75	5,516
Voyager Therapeutics, Inc. (1)	3,214	66,176
VWR Corp. (1)	2,588	85,689
WellCare Health Plans, Inc. (1)	98	16,831
Zimmer Holdings, Inc.	43,467	5,089,551
Zogenix, Inc. (1)	1,320	46,266
		171,893,759
Industrials - 15.65%
AAR Corp.	7,587	286,637
ABM Industries, Inc.	6,394	266,694
Acacia Research Corp. (1)	2,169	9,869
ACCO Brands Corp. (1)	24,915	296,488
Actuant Corp.	6,740	172,544
Acuity Brands, Inc.	380	65,086
Advanced Disposal Services, Inc. (1)	266,110	6,703,311
AECOM (1)	4,597	169,216
Aegion Corp. (1)	7,785	181,235
AeroVironment, Inc. (1)	4,897	265,026
AGCO Corp.	1,980	146,065
Air Lease Corp.	116,153	4,950,441
Aircastle Ltd.	11,293	251,721
Alamo Group, Inc.	320	34,358
Alaska Air Group, Inc.	609	46,448
Albany International Corp.	1,442	82,771
Allison Transmission Holdings, Inc.	365,120	13,702,954
Altra Industrial Motion Corp.	203,390	9,783,059
AMERCO	147	55,110
Ameresco, Inc. (1)	4,448	34,694
American Airlines Group, Inc.	211,888	10,062,561
American Railcar Industries, Inc.	1,730	66,778
AMETEK, Inc.	171,496	11,325,596
ARC Document Solutions, Inc. (1)	8,870	36,278
ArcBest Corp.	5,286	176,817
Arconic, Inc.	11,532	286,916
Armstrong Flooring, Inc. (1)	5,229	82,357
Armstrong World Industries, Inc. (1)	285,610	14,637,512
Astec Industries, Inc.	2,536	142,041
Atlas Air Worldwide Holdings, Inc. (1)	38,259	2,517,442
Avis Budget Group, Inc. (1)	71,100	2,706,066
Babcock & Wilcox Enterprises, Inc. (1)	10,948	36,457
Barnes Group, Inc.	10,147	714,755
Beacon Roofing Supply, Inc. (1)	3,666	187,882
Blue Bird Corp. (1)	780	16,068
BMC Stock Holdings, Inc. (1)	309,339	6,604,388
Brady Corp.	2,321	88,082
Briggs & Stratton Corp.	9,628	226,258
Caesarstone Ltd. (1)	284,575	8,480,335
CAI International, Inc. (1)	1,942	58,881
Carlisle Companies, Inc.	1,823	182,829
Casella Waste Systems, Inc. (1)	7,359	138,349
CBIZ, Inc. (1)	11,923	193,749
CECO Environmental Corp.	6,834	57,816
Chart Industries, Inc. (1)	7,071	277,395
Chicago Bridge & Iron Co.	65,174	1,094,923
CIRCOR International, Inc.	75,800	4,125,794
Clean Harbors, Inc. (1)	449	25,458
Cogint, Inc. (1)	4,778	23,412
Colfax Corp. (1)	2,635	109,721
Columbus Mckinnon Corp.	5,103	193,251
CompX International, Inc.	351	5,353
Copa Holdings SA	857	106,722
Costamare, Inc.	11,826	73,085
Covenant Transportation Group, Inc. - Class A (1)	2,671	77,406
CRA International, Inc.	1,998	82,018
Crane Co.	23,157	1,852,328
CSW Industrials, Inc. (1)	1,860	82,491
Cubic Corp.	5,807	296,157
Cummins, Inc.	59,452	9,989,720
Curtiss-Wright Corp.	56,586	5,915,500
Daseke, Inc. (1)	351	4,581
Delta Air Lines, Inc.	91,188	4,397,085
Deluxe Corp.	36,700	2,677,632
DigitalGlobe, Inc. (1)	14,478	510,349
DMC Global, Inc.	3,087	52,170
Donaldson Co., Inc.	293	13,460
Dover Corp.	4,041	369,307
Ducommun, Inc. (1)	2,529	81,054
Dun & Bradstreet Corp.	651	75,783
DXP Enterprises, Inc. (1)	835	26,294
Eagle Bulk Shipping, Inc. (1)	9,090	41,178
Eastern Co.	1,128	32,374
Eaton Corp. Plc	103,179	7,923,115
Echo Global Logistics, Inc. (1)	6,366	119,999
EMCOR Group, Inc.	82,022	5,690,686
Encore Wire Corp.	87,365	3,911,768
EnerSys, Inc.	45,493	3,146,751
Engility Holdings, Inc. (1)	4,286	148,638
Ennis, Inc.	5,820	114,363
EnPro Industries, Inc.	169,180	13,624,065
ESCO Technologies, Inc.	114,383	6,857,261
Essendant, Inc.	8,797	115,856
Esterline Technologies Corp. (1)	103,211	9,304,472
Exone Co. (1)	214	2,431
Expeditors International of Washington, Inc.	1,585	94,878
Federal Signal Corp.	10,363	220,525
Flowserve Corp.	3,867	164,696
Fluor Corp.	90,755	3,820,785
Fortive Corp.	856	60,596
Fortune Brands Home & Security, Inc.	293	19,698
Foundation Building Materials, Inc. (1)	2,545	35,986
Franklin Covey Co. (1)	342	6,943
Franklin Electric Company, Inc.	572	25,654
FreightCar America, Inc.	2,845	55,648
FTI Consulting, Inc. (1)	9,231	327,516
GATX Corp.	9,085	559,273
Genco Shipping & Trading Ltd. (1)	1,854	21,488
Gencor Industries, Inc. (1)	1,980	34,947
General Cable Corp.	912	17,191
Genesee & Wyoming, Inc. (1)	1,772	131,146
Gibraltar Industries, Inc. (1)	7,447	231,974
Global Brass and Copper Holdings, Inc.	59,416	2,008,261
Gorman Rupp Co.	4,096	133,407
GP Strategies Corp. (1)	305	9,409
Graham Corp.	2,147	44,722
Granite Construction, Inc.	2,106	122,043
Great Lakes Dredge & Dock Corp. (1)	12,700	61,595
Greenbrier Companies, Inc.	47,565	2,290,255
Griffon Corp.	1,055	23,421
Hardinge, Inc.	2,690	41,076
Hawaiian Holdings, Inc. (1)	1,013	38,038
HD Supply Holdings, Inc. (1)	244,800	8,829,936
Heartland Express, Inc.	324	8,126
Heidrick & Struggles International, Inc.	4,178	88,365
Heritage Crystal Clean, Inc. (1)	1,320	28,710
Herman Miller, Inc.	70,715	2,538,669
Hertz Global Holdings, Inc. (1)	12,875	287,885
Hexcel Corp. (1)	851	48,864
Hill International, Inc. (1)	1,014	4,817
Hub Group, Inc. (1)	7,571	325,174
Hubbell, Inc.	104,395	12,111,908
Huntington Ingalls Industries, Inc.	33,212	7,520,525
Hurco Companies, Inc.	1,318	54,829
Huron Consulting Group, Inc. (1)	5,185	177,846
Huttig Building Products, Inc. (1)	1,389	9,806
Hyster-Yale Materials Handling, Inc.	410	31,340
ICF International, Inc. (1)	4,268	230,259
IDEX Corp.	155	18,828
IES Holdings, Inc. (1)	1,944	33,631
IHS Markit Ltd. (1)	4,842	213,435
Ingersoll-Rand Plc	95,400	8,506,818
InnerWorkings, Inc. (1)	677	7,616
Insteel Industries, Inc.	393	10,261
Interface, Inc.	1,345	29,456
ITT, Inc.	46,045	2,038,412
Jacobs Engineering Group, Inc.	3,508	204,411
JetBlue Airways Corp. (1)	111,598	2,067,911
Kaman Corp.	5,923	330,385
Kansas City Southern	3,103	337,234
KAR Auction Services, Inc.	243,450	11,622,303
KBR, Inc.	29,219	522,436
Kelly Services, Inc.	7,424	186,268
KeyW Holding Corp. (1)	11,298	85,978
Kimball International, Inc.	936	18,505
Kirby Corp. (1)	1,591	104,926
KLX, Inc. (1)	12,106	640,771
Knoll, Inc.	273,015	5,460,300
Korn/Ferry International	11,945	470,991
Kratos Defense & Security Solutions, Inc. (1)	10,388	135,875
L.B. Foster Co. (1)	1,952	44,408
L3 Technologies, Inc.	23,966	4,515,913
Lawson Products, Inc. (1)	235	5,922
Layne Christensen Co. (1)	3,941	49,460
Lennox International, Inc.	86	15,391
LSC Communications, Inc.	8,124	134,127
LSI Industries, Inc.	5,313	35,119
Lydall, Inc. (1)	190,733	10,929,001
Macquarie Infrastructure Corp.	2,299	165,942
ManpowerGroup, Inc.	175,242	20,647,012
Marten Transport Ltd.	8,851	181,888
Masco Corp.	325,888	12,712,891
Masonite International Corp. (1)	285,460	19,753,832
Matson, Inc.	118,058	3,326,874
McGrath RentCorp	5,094	222,863
Mercury Systems, Inc. (1)	817	42,386
Meritor, Inc. (1)	19,523	507,793
Milacron Holdings Corp. (1)	700,264	11,806,451
Miller Industries, Inc.	2,211	61,797
Mistras Group, Inc. (1)	3,645	74,723
Mobile Mini, Inc.	10,277	354,043
Moog, Inc. (1)	34,973	2,917,797
MRC Global, Inc. (1)	20,819	364,124
MSA Safety, Inc.	57,980	4,609,990
MSC Industrial Direct Co., Inc.	742	56,073
Mueller Water Products, Inc.	492,254	6,300,851
MYR Group, Inc. (1)	1,996	58,163
National Presto Industries, Inc.	1,030	109,644
Navigant Consulting, Inc. (1)	11,162	188,861
Navios Maritime Holdings, Inc. (1)	22,427	37,453
Navistar International Corp. (1)	10,925	481,465
Neff Corp. (1)	278	6,950
Nexeo Solutions, Inc. (1)	6,470	47,231
Nielsen Holdings Plc	109,035	4,519,501
NL Industries, Inc. (1)	2,045	18,712
Northwest Pipe Co. (1)	2,228	42,377
NOW, Inc. (1)	24,712	341,273
NV5 Global, Inc. (1)	474	25,904
Old Dominion Freight Line, Inc. (1)	667	73,443
Orbital ATK, Inc.	1,685	224,375
Orion Group Holdings, Inc. (1)	3,318	21,766
Oshkosh Corp.	31,200	2,575,248
Owens Corning (1)	66,856	5,171,312
PACCAR, Inc.	60,874	4,403,625
Parker-Hannifin Corp.	532	93,111
Park-Ohio Holdings Corp.	2,137	97,447
Pendrell Corp. (1)	2,100	14,343
Pentair Plc	197,915	13,450,303
Pitney Bowes, Inc.	123,922	1,736,147
Powell Industries, Inc.	2,060	61,779
Preformed Line Products Co.	662	44,553
Quad/Graphics, Inc.	3,250	73,483
Quanex Building Products Corp.	203,527	4,670,945
Quanta Services, Inc. (1)	3,281	122,611
Regal-Beloit Corp.	1,338	105,702
Republic Services, Inc.	6,755	446,235
Resources Connection, Inc.	6,758	93,936
Revolution Lighting Technologies, Inc. (1)	2,874	18,681
Rexnord Corp. (1)	24,310	617,717
Roadrunner Transportation Systems, Inc. (1)	7,867	74,973
Robert Half International, Inc.	232,062	11,682,001
Roper Technologies, Inc.	175	42,595
RPX Corp. (1)	10,488	139,281
RR Donnelley & Sons Co.	11,724	120,757
Rush Enterprises, Inc. - Class A (1)	3,721	172,245
Rush Enterprises, Inc. - Class B (1)	529	23,075
Ryder System, Inc.	20,716	1,751,538
Safe Bulkers, Inc. (1)	11,896	32,595
Saia, Inc. (1)	3,262	204,364
Schneider National, Inc.	524	13,257
Scorpio Bulkers, Inc. (1)	13,820	97,431
Sensata Technologies Holding NV (1)	2,497	120,031
Simpson Manufacturing Company, Inc.	8,146	399,480
SkyWest, Inc.	11,653	511,567
Snap-on, Inc.	80,415	11,982,639
Southwest Airlines Co.	94,762	5,304,777
SP Plus Corp. (1)	2,823	111,509
Spartan Motors, Inc.	2,957	32,675
Sparton Corp. (1)	2,006	46,559
Spirit AeroSystems Holdings, Inc.	149,756	11,639,036
Spirit Airlines, Inc. (1)	2,105	70,328
SPX FLOW, Inc. (1)	7,187	277,131
Standex International Corp.	73,508	7,806,550
Stanley Black & Decker, Inc.	71,767	10,834,664
Steelcase, Inc.	182,246	2,806,588
Stericycle, Inc. (1)	2,437	174,538
Sterling Construction Company, Inc. (1)	4,516	68,779
Sunrun, Inc. (1)	20,203	112,127
Team, Inc. (1)	3,948	52,706
Teledyne Technologies, Inc. (1)	1,029	163,796
Tennant Co.	171	11,320
Terex Corp.	2,455	110,524
Tetra Tech, Inc.	884	41,150
Textainer Group Holdings Ltd. (1)	6,487	111,252
Textron, Inc.	200,686	10,812,962
The Brink's Co.	151,244	12,742,307
The Manitowoc Co., Inc. (1)	30,011	270,099
The Timken Co.	149,653	7,265,653
Thermon Group Holdings, Inc. (1)	7,473	134,439
Titan International, Inc.	11,734	119,100
Titan Machinery, Inc. (1)	4,280	66,468
TriMas Corp. (1)	563,479	15,213,933
Trinity Industries, Inc.	4,363	139,180
Triton International Ltd./Bermuda	10,227	340,355
Triumph Group, Inc.	11,488	341,768
TrueBlue, Inc. (1)	9,183	206,158
Tutor Perini Corp. (1)	7,546	214,306
Twin Disc, Inc. (1)	1,985	36,941
UniFirst Corp.	3,521	533,432
United Continental Holdings, Inc. (1)	152,457	9,281,582
United Rentals, Inc. (1)	25,100	3,482,374
Universal Forest Products, Inc.	519	50,945
Universal Logistics Holdings, Inc.	548	11,207
US Ecology, Inc.	163,920	8,818,896
USG Corp. (1)	44,214	1,443,587
Valmont Industries, Inc.	669	105,769
Vectrus, Inc. (1)	2,143	66,090
Veritiv Corp. (1)	2,746	89,245
Viad Corp.	1,891	115,162
Vicor Corp. (1)	231	5,452
Vivint Solar, Inc. (1)	6,137	20,866
VSE Corp.	2,051	116,620
W.W. Grainger, Inc.	85	15,279
Wabash National Corp.	76,795	1,752,462
WABCO Holdings, Inc. (1)	43,802	6,482,696
Wabtec Corp.	1,693	128,245
Watts Water Technologies, Inc.	2,731	188,985
Werner Enterprises, Inc.	11,007	402,306
Wesco Aircraft Holdings, Inc. (1)	170,296	1,600,782
WESCO International, Inc. (1)	79,324	4,620,623
West Corp.	8,803	206,606
Willis Lease Finance Corp. (1)	780	19,180
XPO Logistics, Inc. (1)	892	60,460
Xylem, Inc.	2,537	158,892
YRC Worldwide, Inc. (1)	6,331	87,368
		550,789,912
Information Technology - 13.81%
Acacia Communications, Inc. (1)	383	18,039
ACI Worldwide, Inc. (1)	255,350	5,816,873
Activision Blizzard, Inc.	259,802	16,759,827
Actua Corp. (1)	6,806	104,132
Acxiom Corp. (1)	8,977	221,193
ADTRAN, Inc.	11,270	270,480
Agilysys, Inc. (1)	3,273	39,112
Akamai Technologies, Inc. (1)	4,954	241,359
Alliance Data Systems Corp.	37,825	8,380,129
Alpha and Omega Semiconductor Ltd. (1)	4,137	68,219
Ambarella, Inc. (1)	4,371	214,223
Amdocs Ltd.	257,224	16,544,648
American Software, Inc.	2,325	26,412
Amkor Technology, Inc. (1)	228,092	2,406,371
Analog Devices, Inc.	98,025	8,446,814
Anixter International, Inc. (1)	6,793	577,405
Applied Materials, Inc.	102,100	5,318,389
ARRIS International Plc (1)	5,218	148,661
Arrow Electronics, Inc. (1)	236,532	19,019,538
Autodesk, Inc. (1)	1,090	122,363
Avid Technology, Inc. (1)	2,842	12,903
Avnet, Inc.	363,757	14,295,650
AVX Corp.	10,669	194,496
AXT, Inc. (1)	8,708	79,678
Bankrate, Inc. (1)	11,211	156,393
Bazaarvoice, Inc. (1)	19,440	96,228
Bel Fuse, Inc.	1,605	50,076
Belden, Inc.	50,979	4,105,339
Benchmark Electronics, Inc. (1)	11,667	398,428
Blucora, Inc. (1)	8,073	204,247
Booz Allen Hamilton Holding Corp.	249	9,310
Bottomline Technologies, Inc. (1)	1,088	34,631
Brocade Communications Systems, Inc.	24,947	298,117
CA, Inc.	62,166	2,075,101
CACI International, Inc. (1)	95,264	13,275,038
Calix, Inc. (1)	9,598	48,470
Cars.com, Inc. (1)	16,828	447,793
ChannelAdvisor Corp. (1)	216	2,484
Check Point Software Technologies Ltd. (1)	104,825	11,952,147
Cirrus Logic, Inc. (1)	39,900	2,127,468
Cognizant Technology Solutions - Class A	46,086	3,343,078
Cohu, Inc.	5,204	124,063
CommScope Holding Co., Inc. (1)	304,681	10,118,456
Comtech Telecommunications Corp.	5,416	111,191
Conduent, Inc. (1)	5,705	89,397
Control4 Corp. (1)	536	15,791
Convergys Corp.	90,727	2,348,922
CoreLogic, Inc. (1)	1,002	46,312
Corning, Inc.	131,100	3,922,512
Cray, Inc. (1)	9,443	183,666
Cree, Inc. (1)	22,784	642,281
CSG Systems International, Inc.	1,482	59,428
CTS Corp.	7,434	179,159
CyberOptics Corp. (1)	677	11,001
Cypress Semiconductor Corp.	8,772	131,755
Daktronics, Inc.	3,891	41,128
DHI Group, Inc. (1)	10,860	28,236
Digi International, Inc. (1)	6,037	63,992
Digimarc Corp. (1)	109	3,989
Diodes, Inc. (1)	6,606	197,718
Dolby Laboratories, Inc.	1,639	94,275
DSP Group, Inc. (1)	5,077	66,001
DST Systems, Inc.	1,654	90,772
DXC Technology Co.	157,061	13,488,399
Eastman Kodak Co. (1)	691	5,079
eBay, Inc. (1)	236,222	9,085,098
EchoStar Corp. (1)	1,436	82,182
Electro Scientific Industries, Inc. (1)	7,285	101,407
EMCORE Corp. (1)	3,358	27,536
Entegris, Inc. (1)	337,800	9,745,530
EVERTEC, Inc.	2,372	37,596
F5 Networks, Inc. (1)	13,000	1,567,280
FARO Technologies, Inc. (1)	2,798	107,024
Fidelity National Information Services, Inc.	335,944	31,373,810
Finisar Corp. (1)	14,296	316,942
FireEye, Inc. (1)	5,236	87,808
First Solar, Inc. (1)	2,426	111,305
Fiserv, Inc. (1)	45,100	5,816,096
Fitbit, Inc. (1)	40,372	280,989
Flex Ltd. (1)	909,529	15,070,896
FLIR Systems, Inc.	1,836	71,439
Global Payments, Inc.	126,050	11,978,532
Glu Mobile, Inc. (1)	22,813	85,777
GSI Technology, Inc. (1)	2,928	21,287
Guidewire Software, Inc. (1)	1,347	104,877
Harmonic, Inc. (1)	18,617	56,782
Harris Corp.	157,332	20,717,478
Hewlett Packard Enterprise Co.	291,588	4,289,259
HP, Inc.	541,647	10,811,274
II-VI, Inc. (1)	10,027	412,611
Infinera Corp. (1)	33,918	300,853
Information Services Group, Inc. (1)	3,306	13,290
Insight Enterprises, Inc. (1)	5,098	234,100
InterActiveCorp (1)	102,518	12,054,066
IXYS Corp. (1)	6,124	145,139
Jabil, Inc.	200,551	5,725,731
Juniper Networks, Inc.	172,369	4,797,029
Keysight Technologies, Inc. (1)	5,424	225,964
Kimball Electronics, Inc. (1)	6,178	133,754
Knowles Corp. (1)	20,548	313,768
Kopin Corp. (1)	1,173	4,891
KVH Industries, Inc. (1)	3,471	41,478
Lam Research Corp. (1)	42,300	7,827,192
Leaf Group Ltd. (1)	2,370	16,353
Leidos Holdings, Inc.	104,210	6,171,316
Limelight Networks, Inc. (1)	8,927	35,440
Liquidity Services, Inc. (1)	5,597	33,022
Littelfuse, Inc.	40,860	8,003,657
LogMeIn, Inc.	565	62,178
MACOM Technology Solutions Holdings, Inc. (1)	222,640	9,931,970
Mantech International Corp.	5,967	263,443
Marvell Technology Group Ltd.	321,769	5,759,665
Maxwell Technologies, Inc. (1)	7,932	40,691
Meet Group, Inc. (1)	12,678	46,148
Methode Electronics, Inc.	108,180	4,581,423
Micron Technology, Inc. (1)	140,075	5,509,150
Microsemi Corp. (1)	99,327	5,113,354
MicroStrategy, Inc. (1)	972	124,134
MKS Instruments, Inc.	139,987	13,221,772
MoneyGram International, Inc. (1)	6,547	105,472
Monotype Imaging Holdings, Inc.	4,785	92,111
Motorola Solutions, Inc.	4,351	369,269
MTS Systems Corp.	3,951	211,181
Nanometrics, Inc. (1)	922	26,554
National Instruments Corp.	635	26,778
NCR Corp. (1)	416,050	15,610,196
NeoPhotonics Corp. (1)	7,262	40,377
NetApp, Inc.	147,678	6,462,389
NetEase, Inc. - ADR	24,827	6,549,611
NETGEAR, Inc. (1)	106,313	5,060,499
NetScout Systems, Inc. (1)	164,481	5,320,960
Nuance Communications, Inc. (1)	8,330	130,948
NVE Corp.	59	4,659
Oclaro, Inc. (1)	5,276	45,532
ON Semiconductor Corp. (1)	462,020	8,533,509
Park Electrochemical Corp.	4,249	78,607
PC Connection, Inc.	2,776	78,255
PCM, Inc. (1)	1,351	18,914
PDF Solutions, Inc. (1)	370	5,731
Perficient, Inc. (1)	7,440	146,345
Photronics, Inc. (1)	15,763	139,503
Plantronics, Inc.	23,000	1,017,060
Plexus Corp. (1)	7,823	438,714
Presidio, Inc. (1)	1,607	22,739
Progress Software Corp.	1,795	68,515
QAD, Inc.	742	25,488
Qorvo, Inc. (1)	1,733	122,488
Quantum Corp. (1)	5,717	34,988
QuinStreet, Inc. (1)	8,291	60,939
Radisys Corp. (1)	6,428	8,806
Rambus, Inc. (1)	18,494	246,895
RealNetworks, Inc. (1)	4,761	22,853
Rogers Corp. (1)	63,930	8,520,590
Rosetta Stone, Inc. (1)	3,007	30,701
Rubicon Project, Inc. (1)	10,102	39,297
Rudolph Technologies, Inc. (1)	733	19,278
Sabre Corp.	1,263	22,860
Sanmina Corp. (1)	72,868	2,707,046
ScanSource, Inc. (1)	5,745	250,769
Seagate Technology Plc	55,900	1,854,203
SecureWorks Corp. (1)	1,804	22,279
ServiceSource International, Inc. (1)	5,679	19,649
Sigma Designs, Inc. (1)	8,255	52,007
Silver Spring Networks, Inc. (1)	7,389	119,480
Skyworks Solutions, Inc.	42,634	4,344,405
SMART Global Holdings, Inc. (1)	1,988	53,239
Sonus Networks, Inc. (1)	11,174	85,481
SS&C Technologies Holdings, Inc.	419	16,823
Stratasys Ltd. (1)	5,921	136,894
SunPower Corp. (1)	13,954	101,725
Super Micro Computer, Inc. (1)	7,207	159,275
Sykes Enterprises, Inc. (1)	8,425	245,673
Synchronoss Technologies, Inc. (1)	9,965	92,973
SYNNEX Corp.	5,413	684,799
Synopsys, Inc. (1)	4,060	326,952
TE Connectivity Ltd.	173,964	14,449,450
Tech Data Corp. (1)	7,590	674,372
TechTarget, Inc. (1)	2,807	33,516
Telenav, Inc. (1)	3,195	20,288
Teradata Corp. (1)	3,730	126,037
Teradyne, Inc.	400	14,916
The Western Union Co.	111,000	2,131,200
TiVo Corp.	27,424	544,366
Trimble, Inc. (1)	1,502	58,954
TTM Technologies, Inc. (1)	122,495	1,882,748
Twitter, Inc. (1)	18,528	312,567
Unisys Corp. (1)	3,533	30,031
VASCO Data Security International, Inc. (1)	6,133	73,903
Veeco Instruments, Inc. (1)	11,003	235,464
VeriFone Systems, Inc. (1)	24,060	487,937
Verint Systems, Inc. (1)	12,185	509,942
Versum Materials, Inc.	2,944	114,286
ViaSat, Inc. (1)	11,728	754,345
Viavi Solutions, Inc. (1)	33,482	316,740
Virtusa Corp. (1)	1,803	68,117
Vishay Intertechnology, Inc.	105,668	1,986,558
Vishay Precision Group, Inc. (1)	2,261	55,168
Western Digital Corp.	57,924	5,004,634
WEX, Inc. (1)	228	25,586
Xcerra Corp. (1)	1,655	16,302
Xerox Corp.	60,627	2,018,273
Xilinx, Inc.	373	26,420
XO Group, Inc. (1)	1,355	26,653
Zillow Group, Inc. - Class A (1)	574	23,046
Zillow Group, Inc. - Class C (1)	936	37,637
Zynga, Inc. (1)	22,752	86,003
		486,285,313
Materials - 6.28%
Advanced Emissions Solutions, Inc.	684	7,504
AdvanSix, Inc. (1)	928	36,888
AgroFresh Solutions, Inc. (1)	5,308	37,315
AK Steel Holding Corp. (1)	73,679	411,866
Albemarle Corp.	2,640	359,858
Alcoa Corp. (1)	5,427	253,007
Allegheny Technologies, Inc. (1)	25,322	605,196
American Vanguard Corp.	6,689	153,178
Ampco-Pittsburgh Corp.	1,782	31,007
AptarGroup, Inc.	1,366	117,899
Ardagh Group SA	230	4,924
Ashland Global Holdings, Inc.	1,845	120,645
Avery Dennison Corp.	120,866	11,885,962
Ball Corp.	4,564	188,493
Bemis, Inc.	2,608	118,847
Berry Global Group, Inc. (1)	154,098	8,729,652
Boise Cascade Co. (1)	7,368	257,143
Cabot Corp.	44,929	2,507,038
Calgon Carbon Corp.	10,839	231,955
Carpenter Technology Corp.	10,773	517,427
Celanese Corp.	56,926	5,935,674
Cemex SAB de CV - ADR (1)	489,750	4,446,930
Century Aluminum Co. (1)	10,880	180,390
CF Industries Holdings, Inc.	6,837	240,389
Clearwater Paper Corp. (1)	3,732	183,801
Cleveland-Cliffs, Inc. (1)	69,540	497,211
Coeur Mining, Inc. (1)	35,355	324,912
Commercial Metals Co.	26,999	513,791
Compass Minerals International, Inc.	690	44,781
Constellium (1)	1,150,325	11,790,831
Core Molding Technologies, Inc.	1,572	34,490
Crown Holdings, Inc. (1)	432,897	25,852,609
Domtar Corp.	45,298	1,965,480
Eagle Materials, Inc.	49,319	5,262,337
Eastman Chemical Co.	74,183	6,712,820
Flotek Industries, Inc. (1)	11,806	54,898
FMC Corp.	47,440	4,236,866
Freeport-McMoRan, Inc. (1)	31,908	447,988
FutureFuel Corp.	6,014	94,660
GCP Applied Technologies, Inc. (1)	16,728	513,550
Gold Resource Corp.	11,251	42,191
Graphic Packaging Holding Co.	503,147	7,018,901
Greif, Inc. - Class A	850	49,759
Greif, Inc. - Class B	165	10,601
Handy & Harman Ltd. (1)	286	9,309
Hawkins, Inc.	1,735	70,788
Haynes International, Inc.	2,875	103,241
HB Fuller Co.	146,748	8,520,189
Hecla Mining Co.	91,538	459,521
Huntsman Corp.	156,798	4,299,401
Ingevity Corp. (1)	149,320	9,328,020
Innophos Holdings, Inc.	4,473	220,027
Innospec, Inc.	5,585	344,315
International Paper Co.	80,740	4,587,647
Intrepid Potash, Inc. (1)	21,823	95,148
Kaiser Aluminum Corp.	3,801	392,035
Klondex Mines Ltd. (1)	28,769	104,719
Kraton Corp. (1)	5,550	224,442
Louisiana-Pacific Corp. (1)	2,094	56,706
LSB Industries, Inc. (1)	4,915	39,025
Martin Marietta Materials, Inc.	167	34,440
Materion Corp.	4,600	198,490
Minerals Technologies, Inc.	118,543	8,375,063
Neenah Paper, Inc.	637	54,495
NewMarket Corp.	14	5,961
Newmont Mining Corp.	15,682	588,232
Nucor Corp.	9,342	523,526
Olin Corp.	4,880	167,140
Olympic Steel, Inc.	2,065	45,430
OMNOVA Solutions, Inc. (1)	3,506	38,391
Owens-Illinois, Inc. (1)	112,675	2,834,903
Packaging Corporation of America	81,850	9,386,558
PH Glatfelter Co.	319,426	6,212,836
Platform Specialty Products Corp. (1)	3,799	42,359
PolyOne Corp.	293,875	11,763,816
PPG Industries, Inc.	23,663	2,571,222
Ramaco Resources, Inc. (1)	1,591	10,548
Rayonier Advanced Materials, Inc.	3,657	50,101
Reliance Steel & Aluminum Co.	198,753	15,139,016
Royal Gold, Inc.	1,219	104,883
RPM International, Inc.	327	16,788
Ryerson Holding Corp. (1)	3,611	39,179
Schnitzer Steel Industries, Inc.	6,152	173,179
Schweitzer-Mauduit International, Inc.	33,970	1,408,396
Scotts Miracle-Gro Co.	105	10,221
Sealed Air Corp.	2,763	118,035
Sonoco Products Co.	2,922	147,415
Southern Copper Corp.	243	9,662
Steel Dynamics, Inc.	387,026	13,340,786
Stepan Co.	1,703	142,473
SunCoke Energy, Inc. (1)	15,106	138,069
Tahoe Resources, Inc.	9,014	47,504
The Mosaic Co.	10,315	222,701
TimkenSteel Corp. (1)	9,206	151,899
Trecora Resources (1)	4,235	56,326
Tredegar Corp.	6,054	108,972
Trinseo S.A.	42,694	2,864,767
Tronox Ltd.	15,617	329,519
UFP Technologies, Inc. (1)	1,360	38,216
United States Lime & Minerals, Inc.	325	27,300
United States Steel Corp.	5,175	132,791
Valhi, Inc.	7,276	17,681
Valvoline, Inc.	244,842	5,741,545
Verso Corp. (1)	7,624	38,806
Vulcan Materials Co.	257	30,737
Warrior Met Coal, Inc.	3,920	92,394
Westlake Chemical Corp.	565	46,946
WestRock Co.	98,390	5,581,665
Worthington Industries, Inc.	861	39,606
		221,147,185
Real Estate - 7.49%
Acadia Realty Trust	19,117	547,129
Agree Realty Corp.	6,441	316,124
Alexander & Baldwin, Inc.	321,316	14,886,570
Alexander's, Inc.	25	10,602
Alexandria Real Estate Equities, Inc.	2,733	325,145
Altisource Residential Corp.	11,698	129,965
American Assets Trust, Inc.	116,143	4,619,007
American Campus Communities, Inc.	3,962	174,922
American Homes 4 Rent	171,139	3,715,428
Apartment Investment & Management Co.	4,583	201,010
Apple Hospitality REIT, Inc.	6,170	116,675
Armada Hoffler Properties, Inc.	1,145	15,812
Ashford Hospitality Prime, Inc.	6,534	62,073
Ashford Hospitality Trust, Inc.	18,743	125,016
AvalonBay Communities, Inc.	4,046	721,887
Bluerock Resident Growth REIT, Inc. - Class A	5,901	65,265
Boston Properties, Inc.	128,285	15,763,661
Brandywine Realty Trust	5,149	90,056
Brixmor Property Group, Inc.	8,813	165,684
Camden Property Trust	2,672	244,354
CareTrust REIT, Inc.	1,380	26,275
CatchMark Timber Trust, Inc.	9,134	115,180
CBL & Associates Properties, Inc.	130,364	1,093,754
CBRE Group, Inc. (1)	4,866	184,324
Cedar Realty Trust, Inc.	19,560	109,927
Chatham Lodging Trust	114,287	2,436,599
Chesapeake Lodging Trust	13,769	371,350
City Office REIT, Inc.	5,538	76,258
Clipper Realty, Inc.	3,117	33,383
Colony NorthStar, Inc.	15,831	198,837
Columbia Property Trust, Inc.	3,692	80,375
Community Healthcare Trust, Inc.	3,262	87,944
Consolidated-Tomoka Land Co.	122	7,329
CoreCivic, Inc.	3,495	93,561
CorEnergy Infrastructure Trust, Inc.	2,919	103,187
Corporate Office Properties Trust	2,981	97,866
Cousins Properties, Inc.	97,850	913,919
CubeSmart	1,730	44,911
CyrusOne, Inc.	107,079	6,310,165
DCT Industrial Trust, Inc.	2,738	158,585
DDR Corp.	261,317	2,393,664
DiamondRock Hospitality Co.	259,881	2,845,697
Digital Realty Trust, Inc.	1,415	167,437
Douglas Emmett, Inc.	199,704	7,872,332
Duke Realty Corp.	162,260	4,676,333
Easterly Government Properties, Inc.	8,743	180,718
EastGroup Properties, Inc.	72,300	6,371,076
Education Realty Trust, Inc.	17,117	615,014
Empire State Realty Trust, Inc.	3,834	78,750
EPR Properties	1,871	130,484
Equity Commonwealth (1)	465,501	14,151,230
Equity Residential	92,118	6,073,340
Essex Property Trust, Inc.	19,505	4,954,855
Extra Space Storage, Inc.	548	43,796
Farmland Partners, Inc.	7,883	71,262
Federal Realty Investment Trust	1,302	161,721
First Industrial Realty Trust, Inc.	21,459	645,701
Forest City Realty Trust, Inc.	7,383	188,340
Forestar Group, Inc. (1)	5,320	94,430
Four Corners Property Trust, Inc.	4,405	109,773
Franklin Street Properties Corp.	24,631	261,581
FRP Holdings, Inc. (1)	1,413	63,938
Gaming and Leisure Properties, Inc.	4,041	149,072
Getty Realty Corp.	26,544	759,424
GGP, Inc.	18,116	376,269
Gladstone Commercial Corp.	6,432	143,241
Global Medical REIT, Inc.	4,073	36,576
Global Net Lease, Inc.	15,564	340,696
Government Properties Income Trust	105,801	1,985,885
Gramercy Property Trust	30,153	912,128
Griffin Industrial Realty, Inc.	134	4,871
HCP, Inc.	13,817	384,527
Healthcare Realty Trust, Inc.	28,456	920,267
Healthcare Trust of America, Inc.	5,843	174,121
Hersha Hospitality Trust	9,391	175,330
Highwoods Properties, Inc.	2,993	155,905
Hospitality Properties Trust	120,308	3,427,575
Host Hotels & Resorts, Inc.	249,307	4,609,686
Hudson Pacific Properties, Inc.	4,180	140,155
Independence Realty Trust, Inc.	162,969	1,657,395
InfraREIT, Inc.	9,925	222,022
Investors Real Estate Trust	28,286	172,827
Invitation Homes, Inc.	2,540	57,531
Iron Mountain, Inc.	996	38,744
iStar, Inc. (1)	16,628	196,210
JBG SMITH Properties (1)	2,554	87,372
Jernigan Capital, Inc.	3,285	67,507
Jones Lang LaSalle, Inc.	1,329	164,132
Kennedy-Wilson Holdings, Inc.	300,922	5,582,103
Kilroy Realty Corp.	48,725	3,465,322
Kimco Realty Corp.	191,576	3,745,311
Kite Realty Group Trust	19,275	390,319
Lamar Advertising Co.	254	17,407
LaSalle Hotel Properties	114,731	3,329,494
Lexington Realty Trust	298,509	3,050,762
Liberty Property Trust	4,367	179,309
Life Storage, Inc.	1,384	113,225
LTC Properties, Inc.	5,391	253,269
Mack Cali Realty Corp.	105,290	2,496,426
MedEquities Realty Trust, Inc.	4,746	55,766
Medical Properties Trust, Inc.	139,708	1,834,366
Mid-America Apartment Communities, Inc.	3,328	355,697
Monmouth Real Estate Investment Corp.	13,467	218,031
National Health Investors, Inc.	5,089	393,329
National Retail Properties, Inc.	4,398	183,221
National Storage Affiliates Trust Co.	9,204	223,105
New Senior Investment Group, Inc.	19,105	174,811
NexPoint Residential Trust, Inc.	3,787	89,866
NorthStar Realty Europe Corp.	12,723	162,982
Omega Healthcare Investors, Inc.	130,044	4,149,704
One Liberty Properties, Inc.	3,636	88,573
Outfront Media, Inc.	3,463	87,198
Paramount Group, Inc.	6,085	97,360
Park Hotels & Resorts, Inc.	4,292	118,288
Parkway, Inc.	10,001	230,323
Pebblebrook Hotel Trust	346,985	12,540,038
Pennsylvania Real Estate Investment Trust	16,358	171,595
Physicians Realty Trust	449,633	7,971,993
Piedmont Office Realty Trust, Inc.	149,625	3,016,440
Preferred Apartment Communities, Inc.	7,742	146,169
Prologis, Inc.	15,486	982,742
QTS Realty Trust, Inc.	170,120	8,907,483
Quality Care Properties, Inc. (1)	22,257	344,984
RAIT Financial Trust	25,039	18,278
Ramco-Gershenson Properties Trust	18,658	242,741
Rayonier, Inc.	3,849	111,198
Re/Max Holdings, Inc.	4,130	262,462
Realogy Holdings Corp.	3,875	127,681
Realty Income Corp.	8,034	459,464
Redfin Corp. (1)	1,753	43,983
Regency Centers Corp.	126,743	7,863,136
Retail Opportunity Investments Corp.	22,706	431,641
Retail Properties of America, Inc.	7,047	92,527
Rexford Industrial Realty, Inc.	9,783	279,989
RLJ Lodging Trust	39,558	870,279
Sabra Health Care REIT, Inc.	161,228	3,537,342
Safety Income and Growth, Inc. (1)	1,874	34,931
Saul Centers, Inc.	298	18,449
Select Income REIT	155,818	3,649,258
Senior Housing Properties Trust	233,710	4,569,031
Seritage Growth Properties	5,883	271,030
SL Green Realty Corp.	146,369	14,830,107
Spirit Realty Capital, Inc.	218,230	1,870,231
STAG Industrial, Inc.	21,629	594,149
Starwood Waypoint Homes	29,716	1,080,771
STORE Capital Corp.	4,980	123,853
Stratus Properties, Inc.	1,377	41,723
Summit Hotel Properties, Inc.	137,599	2,200,208
Sun Communities, Inc.	2,249	192,694
Sunstone Hotel Investors, Inc.	52,525	844,077
Tanger Factory Outlet Centers, Inc.	2,521	61,563
Taubman Centers, Inc.	856	42,543
Tejon Ranch Co. (1)	3,351	70,706
Terreno Realty Corp.	8,789	317,986
The GEO Group, Inc.	22,395	602,426
The Howard Hughes Corp. (1)	124,387	14,668,959
The Macerich Co.	4,032	221,639
The St. Joe Co. (1)	10,712	201,921
Tier REIT, Inc.	11,244	217,009
Transcontinental Realty Investors, Inc. (1)	515	14,008
UDR, Inc.	7,786	296,102
UMH Properties, Inc.	1,353	21,039
Uniti Group, Inc.	4,765	69,855
Urstadt Biddle Properties, Inc.	7,182	155,849
Ventas, Inc.	10,426	679,045
VEREIT, Inc.	263,947	2,188,121
Vornado Realty Trust	5,059	388,936
W.P. Carey, Inc.	3,116	209,987
Washington Prime Group, Inc.	322,549	2,686,833
Washington Real Estate Investment Trust	11,569	379,000
Weingarten Realty Investors	3,522	111,788
Welltower, Inc.	10,777	757,408
Weyerhaeuser Co.	21,944	746,754
Whitestone REIT	8,437	110,103
Xenia Hotels & Resorts, Inc.	194,082	4,085,426
		263,484,304
Telecommunication Services - 0.26%
ATN International, Inc.	2,470	130,169
CenturyLink, Inc.	15,937	301,209
Cincinnati Bell, Inc. (1)	9,751	193,557
Consolidated Communications Holdings, Inc.	6,850	130,698
Frontier Communications Corp.	18,382	216,724
General Communication, Inc. (1)	385	15,704
Globalstar, Inc. (1)	36,845	60,057
Hawaiian Telcom Holdco, Inc. (1)	1,353	40,346
IDT Corp.	1,507	21,219
Intelsat S.A. (1)	9,674	45,468
Iridium Communications, Inc. (1)	19,695	202,858
Level 3 Communications, Inc. (1)	8,668	461,918
Lumos Networks Corp. (1)	1,294	23,188
ORBCOMM, Inc. (1)	1,432	14,993
pdvWireless, Inc. (1)	2,095	62,431
RingCentral, Inc. (1)	171,150	7,145,513
Spok Holdings, Inc.	4,493	68,968
Telephone & Data Systems, Inc.	2,788	77,757
United States Cellular Corp. (1)	399	14,125
Windstream Holdings, Inc.	45,279	80,144
		9,307,046
Utilities - 4.37%
AES Corp.	144,101	1,587,993
ALLETE, Inc.	11,979	925,857
Alliant Energy Corp.	264,733	11,004,951
Ameren Corp.	7,120	411,821
American States Water Co.	2,625	129,281
American Water Works Co., Inc.	5,242	424,130
Aqua America, Inc.	5,271	174,944
AquaVenture Holdings Ltd. (1)	2,744	37,044
Artesian Resources Corp.	1,710	64,638
Atlantic Power Corp. (1)	7,467	18,294
Atlantica Yield Plc	705,175	13,891,948
Atmos Energy Corp.	3,027	253,784
Avangrid, Inc.	1,609	76,299
Avista Corp.	15,093	781,365
Black Hills Corp.	12,530	862,941
Cadiz, Inc. (1)	4,823	61,252
California Water Service Group	4,269	162,862
Calpine Corp. (1)	10,631	156,807
CenterPoint Energy, Inc.	12,657	369,711
Chesapeake Utilities Corp.	3,204	250,713
CMS Energy Corp.	8,203	379,963
Connecticut Water Services, Inc.	2,522	149,555
Consolidated Edison, Inc.	8,995	725,717
Consolidated Water Co., Inc.	3,121	39,949
DTE Energy Co.	5,263	565,036
Dynegy, Inc. (1)	26,326	257,732
Edison International	145,599	11,235,875
El Paso Electric Co.	9,495	524,599
Entergy Corp.	97,491	7,444,413
Eversource Energy	9,321	563,361
Exelon Corp.	88,500	3,333,795
FirstEnergy Corp.	250,840	7,733,397
Genie Energy Ltd.	2,692	17,633
Great Plains Energy, Inc.	116,649	3,534,465
Hawaiian Electric Industries, Inc.	3,253	108,553
IDACORP, Inc.	11,811	1,038,541
MDU Resources Group, Inc.	5,755	149,342
MGE Energy, Inc.	75,224	4,859,470
Middlesex Water Co.	397	15,590
National Fuel Gas Co.	64,169	3,632,607
New Jersey Resources Corp.	18,532	781,124
NiSource, Inc.	9,665	247,327
Northwest Natural Gas Co.	6,592	424,525
NorthWestern Corp.	11,418	650,141
NRG Energy, Inc.	7,095	181,561
NRG Yield, Inc. - Class A	8,709	165,210
NRG Yield, Inc. - Class C	14,567	281,143
OGE Energy Corp.	5,877	211,748
ONE Gas, Inc.	72,231	5,319,091
Ormat Technologies, Inc.	4,912	299,878
Otter Tail Corp.	9,222	399,774
Pattern Energy Group, Inc.	12,990	313,059
PG&E Corp.	169,310	11,528,318
Pinnacle West Capital Corp.	135,647	11,470,310
PNM Resources, Inc.	18,735	755,020
Portland General Electric Co.	259,001	11,820,806
PPL Corp.	20,157	764,958
Public Service Enterprise Group, Inc.	228,860	10,584,775
RGC Resources, Inc.	895	25,570
SCANA Corp.	100,370	4,866,941
Sempra Energy	7,379	842,165
SJW Group	3,829	216,721
South Jersey Industries, Inc.	18,657	644,226
Southwest Gas Holdings, Inc.	9,941	771,620
Spark Energy, Inc.	360	5,400
Spire, Inc.	11,019	822,568
TerraForm Global, Inc. (1)	21,139	100,410
TerraForm Power, Inc. (1)	18,936	250,334
UGI Corp.	5,079	238,002
Unitil Corp.	3,225	159,509
Vectren Corp.	2,464	162,057
Vistra Energy Corp.	7,191	134,400
WEC Energy Group, Inc.	9,282	582,724
Westar Energy, Inc.	4,169	206,782
WGL Holdings, Inc.	11,945	1,005,769
Xcel Energy, Inc.	181,365	8,582,192
York Water Co.	186	6,305
		153,778,691
Total Common Stocks (Cost $2,933,665,399)		$3,394,178,141

SHORT-TERM INVESTMENTS - 3.30%
Money Market Funds - 3.30%
Goldman Sachs Financial Square Government Fund - Class I, 0.91% (2)	58,027,622	$58,027,622
JPMorgan U.S. Government Money Market Fund - Class I, 0.90% (2)	58,027,622	58,027,622
Total Short-Term Investments (Cost $116,055,244)		$116,055,244
TOTAL INVESTMENTS IN SECURITIES - 99.71%
(Cost $3,049,720,643)		$3,510,233,385
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.29%		10,078,681
TOTAL NET ASSETS - 100.00%		$3,520,312,066

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(1)	Non-income producing security.
(2)	Represents annualized seven-day yield as of the close of the reporting period.
(3)	Security is categorized as Level 3 per the Trust's fair value hierarchy. The value of these securities total $11,378, which represents 0.00% of the Fund's net assets.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder International Equity Fund
Schedule of Investments
September 30, 2017 (Unaudited)

	Shares	Value
Common Stocks - 94.60%
Australia - 2.29%
AGL Energy	13,903	$255,296
Alumina Ltd.	46,991	81,435
Amcor Ltd.	24,760	296,139
AMP Ltd.	56,895	216,046
APA Group	21,458	140,762
Aristocrat Leisure Ltd.	10,753	177,613
ASX Ltd.	4,021	165,731
Aurizon Holdings Ltd.	40,473	155,966
AusNet Services	37,695	50,020
Australia & New Zealand Banking Group Ltd.	58,487	1,362,372
Bank of Queensland Ltd.	7,045	71,894
Bendigo & Adelaide Bank Ltd.	11,353	103,655
BHP Billiton Ltd.	64,820	1,314,536
BHP Billiton Plc	41,535	732,925
BlueScope Steel Ltd.	11,201	96,760
Boral Ltd.	23,969	127,801
Brambles Ltd.	1,616,952	11,444,856
Caltex Australia Ltd.	5,341	134,761
Challenger Ltd.	12,288	120,450
CIMIC Group Ltd.	2,117	73,569
Coca-Cola Amatil Ltd.	10,790	65,496
Cochlear Ltd.	187,859	23,498,203
Commonwealth Bank of Australia	34,726	2,056,239
Computershare Ltd.	8,961	101,952
Crown Resorts Ltd.	7,463	66,360
CSL Ltd.	376,066	39,589,671
Dexus Property Group	20,061	149,703
Domino's Pizza Enterprises Ltd.	1,490	53,682
Flight Centre Travel Group Ltd.	1,076	38,082
Fortescue Metals Group Ltd.	32,779	132,746
Goodman Group	36,917	239,022
GPT Group	35,474	138,231
Harvey Norman Holdings Ltd.	10,932	33,345
Healthscope Ltd.	33,772	44,333
Incitec Pivot Ltd.	32,147	91,076
Insurance Australia Group Ltd.	46,322	231,999
LendLease Group	10,452	147,261
Macquarie Group Ltd.	6,296	450,769
Medibank Private Ltd.	60,090	137,869
Mesoblast Ltd. (1)	847,391	911,085
Mirvac Group	72,428	130,290
National Australia Bank Ltd.	53,253	1,320,297
Newcrest Mining Ltd.	15,188	249,991
Oil Search Ltd.	26,799	147,857
Orica Ltd.	7,446	115,904
Origin Energy Ltd. (1)	35,455	208,804
Qantas Airways Ltd.	10,526	48,212
QBE Insurance Group Ltd.	2,031,529	16,015,693
Ramsay Health Care Ltd.	3,102	151,778
REA Group Ltd.	980	51,620
Santos Ltd. (1)	39,223	124,381
Scentre Group	104,557	322,759
Seek Ltd.	947,770	12,375,163
Sonic Healthcare Ltd.	8,207	134,864
South32 Ltd.	105,201	272,156
Stockland	45,159	152,506
Suncorp Group Ltd.	25,405	260,860
Sydney Airport	21,853	122,039
Tabcorp Holdings Ltd.	14,556	48,794
Tatts Group Ltd.	26,570	83,124
Telstra Corp. Ltd.	81,928	224,438
TPG Telecom Ltd.	7,785	29,802
Transurban Group	41,922	391,480
Treasury Wine Estates Ltd.	1,226,838	13,198,034
Vicinity Centres	66,834	139,593
Wesfarmers Ltd.	22,884	742,896
Westfield Corp.	40,907	251,867
Westpac Banking Corp.	66,837	1,681,187
Woodside Petroleum Ltd.	15,047	344,547
Woolworths Ltd.	25,852	511,967
		135,152,614
Austria - 0.01%
Andritz AG	1,575	91,025
Erste Group Bank AG	5,916	255,600
OMV AG	2,903	169,244
Raiffeisen Bank International AG (1)	2,794	93,647
voestalpine AG	2,377	121,216
		730,732
Belgium - 0.84%
Ageas	3,855	181,314
Anheuser-Busch InBev SA/NV	238,855	28,551,906
Colruyt SA	1,248	63,945
Groupe Bruxelles Lambert SA	1,701	179,050
KBC Groep NV	54,201	4,598,383
Proximus	3,047	105,041
Solvay SA	105,400	15,757,061
Telenet Group Holding NV (1)	1,090	72,150
UCB SA	2,710	193,136
Umicore SA	1,855	153,567
		49,855,553
Bermuda - 0.10%
XL Group Ltd.	152,492	6,015,809
Brazil - 0.90%
Ambev SA - ADR	3,408,205	22,460,071
Raia Drogasil SA	1,296,574	30,691,364
		53,151,435
Canada - 1.40%
Cameco Corp.	909,377	8,793,676
Canadian Pacific Railway Ltd.	189,819	31,895,287
Fairfax Financial Holdings Ltd. (1)	23,897	12,436,016
First Quantum Minerals Ltd.	494,215	5,549,150
Lululemon Athletica, Inc. (1)	173,045	10,772,051
Lundin Mining Corp. (1)	880,834	6,042,828
Shopify, Inc. (1)	61,270	7,137,342
		82,626,350
Chile - 0.22%
Antofagasta Plc	1,004,374	12,793,713
China - 4.78%
Alibaba Group Holding Ltd. - ADR (1)	205,689	35,524,547
Baidu, Inc. - ADR (1)	267,008	66,135,211
Ctrip.com International Ltd. - ADR (1)	776,071	40,929,985
JD.com, Inc. - ADR (1)	307,941	11,763,346
Lenovo Group Ltd.	50,874,000	28,156,932
NetEase, Inc. - ADR	20,940	5,524,181
Shanghai Fosun Pharmaceutical Group Ltd.	6,086,000	25,266,147
Tencent Holdings Ltd.	1,279,386	55,935,643
Tsingtao Brewery Co. Ltd.	3,365,000	12,930,512
Yangzijiang Shipbuilding Holdings Ltd.	40,200	42,493
		282,208,997
Denmark - 2.39%
A.P. Moller-Maersk A/S - Class A	66	121,504
A.P. Moller-Maersk A/S - Class B	132	251,336
Carlsberg A/S	170,631	18,724,012
CHR Hansen Holding A/S	290,082	24,901,374
Coloplast A/S	288,063	23,421,263
Danske Bank A/S	154,370	6,186,160
DONG Energy A/S (2)	3,349	191,972
DSV A/S	3,825	289,767
Genmab A/S (1)	1,144	252,989
H Lundbeck A/S	1,428	82,556
ISS A/S	3,225	130,020
Novo Nordisk A/S - Class B	515,464	24,782,854
Novozymes A/S	803,198	41,258,388
Pandora A/S	2,118	209,411
TDC A/S	16,143	94,672
Tryg A/S	2,538	58,682
Vestas Wind Systems A/S	4,421	397,385
William Demant Holding A/S (1)	2,497	66,017
		141,420,362
Finland - 0.88%
Elisa OYJ	2,861	123,250
Fortum OYJ	8,566	171,165
Kone OYJ	274,428	14,547,156
Metso OYJ	85,839	3,150,327
Neste OYJ	2,566	112,145
Nokia OYJ	5,392,954	32,403,399
Nokian Renkaat OYJ	2,279	101,409
Orion OYJ - Class B	2,101	97,554
Sampo OYJ	8,737	462,398
Stora Enso OYJ	10,396	147,052
UPM-Kymmene OYJ	10,838	294,045
Wartsila OYJ Abp	2,969	210,261
		51,820,161
France - 7.58%
Accor SA	423,263	21,050,233
Aeroports de Paris	588	95,053
Air Liquide SA	7,859	1,048,037
Airbus SE	11,723	1,115,967
Alstom	3,162	134,347
Arkema SA	1,434	175,954
Atos SE	1,916	297,185
AXA SA	38,386	1,160,484
BNP Paribas SA	460,422	37,144,698
Bollore SA	20,148	100,752
Bouygues SA	254,251	12,069,452
Bureau Veritas SA	5,337	137,733
Capgemini SE	3,287	385,315
Carrefour SA	11,001	222,079
Casino Guichard Perrachon SA	1,136	67,373
Cie de Saint-Gobain	417,269	24,860,770
CNP Assurances	3,048	71,455
Credit Agricole SA	460,772	8,387,901
Danone SA	188,609	14,813,991
Dassault Aviation SA	47	76,051
Dassault Systemes	2,543	257,281
Edenred	4,808	130,704
Eiffage SA	1,504	155,759
Electricite de France SA	11,206	136,100
Engie	36,357	617,390
Essilor International SA	158,964	19,701,494
Eurazeo SA	768	68,645
Eutelsat Communications SA	3,487	103,224
Faurecia	94,600	6,564,817
Fonciere Des Regions	628	65,246
Gecina SA	902	146,346
Groupe Eurotunnel SE	10,054	121,225
Hermes International	38,978	19,665,415
ICADE	667	59,507
Iliad SA	54,575	14,506,146
Imerys SA	784	70,838
Ingenico Group	1,131	107,222
Ipsen SA	755	100,455
JCDecaux SA	1,408	52,787
Kering	1,538	612,686
Klepierre	4,334	170,224
Lagardere SCA	2,245	75,208
Legrand SA	246,477	17,788,158
L'Oreal SA	5,077	1,076,540
LVMH Moet Hennessy Louis Vuitton SE	111,494	30,820,919
Michelin	3,402	496,354
Natixis SA	17,943	143,596
Orange SA	39,228	642,313
Pernod Ricard SA	4,336	599,814
Peugeot SA	10,637	253,214
Publicis Groupe SA	210,634	14,735,266
Remy Cointreau SA	430	50,937
Renault SA	3,455	339,477
Rexel SA	6,100	105,527
Safran SA	150,056	15,334,005
Sanofi SA	833,635	82,985,131
Schneider Electric SE	181,910	15,840,826
SCOR SE	3,667	153,789
SEB SA	478	87,723
Societe BIC SA	550	65,928
Societe Generale SA	15,230	892,494
Sodexo SA	1,838	229,125
Suez Environnement Co.	7,158	130,696
Thales SA	2,149	243,374
TOTAL SA	972,252	52,204,241
Unibail-Rodamco SE	25,555	6,218,588
Valeo SA	4,896	363,285
Vallourec SA (1)	1,032,444	6,134,821
Veolia Environnement SA	9,604	221,928
Vinci SA	127,856	12,147,928
Vivendi SA	20,644	522,988
Wendel SA	680	110,155
Zodiac Aerospace	4,338	125,417
		447,968,106
Germany - 6.28%
Adidas AG	190,292	43,094,593
Allianz SE	116,734	26,216,770
Axel Springer SE	1,304	83,869
BASF SE	18,334	1,953,225
Bayer AG	299,929	40,971,075
Bayer Motoren Werke AG	6,789	689,040
Beiersdorf AG	96,622	10,402,827
Brenntag AG	308,700	17,208,649
Commerzbank AG (1)	2,678,402	36,526,483
Continental AG (1)	38,581	9,798,328
Covestro AG (2)	2,212	190,343
Daimler AG	386,172	30,826,014
Deutsche Bank AG	41,221	713,562
Deutsche Boerse AG	78,770	8,552,048
Deutsche Lufthansa AG	4,634	128,866
Deutsche Post AG	19,643	875,568
Deutsche Telekom AG	954,101	17,817,080
Deutsche Wohnen SE	7,097	301,610
E.ON SE	1,622,850	18,397,236
Evonik Industries AG	3,410	121,916
Fraport AG Frankfurt Airport Services Worldwide	781	74,231
Fresenius Medical Care AG & Co. KGaA	206,792	20,217,185
Fresenius SE & Co. KGaA	8,438	682,377
GEA Group AG	3,623	164,931
Hannover Rueck SE	1,158	139,663
HeidelbergCement AG	2,980	306,669
Henkel AG & Co. KGaA	2,081	253,404
HOCHTIEF AG	391	66,041
HUGO BOSS AG	1,290	113,825
Infineon Technologies AG	533,982	13,462,895
Innogy SE (2)	2,727	121,485
K&S AG	3,907	106,505
KION Group AG	1,382	132,388
LANXESS AG	1,976	156,046
Linde AG	3,775	784,999
MAN SE	847	95,612
Merck KGaA	2,635	293,467
METRO AG (1)	3,757	79,416
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,084	660,053
OSRAM Licht AG	1,691	135,058
ProSiebenSat.1 Media SE	4,719	161,035
RWE AG (1)	10,177	231,525
SAP SE	276,288	30,293,500
Siemens AG	98,676	13,924,035
Symrise AG	2,488	189,149
Telefonica Deutschland Holding AG	13,563	76,219
ThyssenKrupp AG	7,348	218,233
TUI AG	9,321	158,171
United Internet AG	2,550	158,948
Volkswagen AG	683	115,528
Vonovia SE	9,339	397,725
Zalando SE (1) (2)	445,463	22,358,857
		371,198,277
Hong Kong - 3.54%
1st Pacific Co.	36,000	28,782
AIA Group Ltd.	4,352,800	32,225,089
ASM Pacific Technology Ltd.	5,100	73,668
Bank Of East Asia Ltd.	24,600	106,631
BOC Hong Kong Holdings Ltd.	72,000	350,712
China Mobile Ltd.	2,774,500	28,166,602
CK Asset Holdings Ltd.	53,000	440,607
CK Hutchison Holdings Ltd.	3,486,000	44,649,698
CK Infrastructure Holdings Ltd.	14,000	120,695
CLP Holdings Ltd.	34,000	349,065
Galaxy Entertainment Group Ltd.	6,349,000	44,883,945
Hang Lung Group Ltd.	16,000	57,618
Hang Lung Properties Ltd.	37,000	88,090
Hang Seng Bank Ltd.	14,700	359,381
Henderson Land Development Co. Ltd.	22,800	151,652
HK Electric Investments & HK Electric Investments Ltd. (2)	53,500	48,822
HKT Trust & HKT Ltd.	76,000	92,329
Hong Kong & China Gas Co. Ltd.	173,010	326,008
Hong Kong Exchanges & Clearing Ltd.	23,099	623,860
Hongkong Land Holdings Ltd.	24,300	175,219
Hysan Development Co. Ltd.	12,000	56,617
I-CABLE Communications Ltd. (1)	27,434	901
Jardine Matheson Holdings Ltd.	280,800	17,809,474
Jardine Strategic Holdings Ltd.	29,900	1,293,202
Kerry Properties Ltd.	11,000	45,689
Li & Fung Ltd.	106,000	53,289
Link Real Estate Investment Trust	44,500	361,873
Melco Crown Entertainment Ltd. - ADR	5,123	123,567
MTR Corp. Ltd.	31,250	182,976
New World Development Co. Ltd.	123,413	178,075
NWS Holdings Ltd.	31,613	61,793
PAX Global Technology Ltd.	5,898,000	3,142,726
PCCW Ltd.	87,000	47,223
Power Assets Holdings Ltd.	28,500	247,382
Shangri-La Asia Ltd.	22,000	40,834
Sino Land Co. Ltd.	62,490	110,169
SJM Holdings Ltd.	45,000	41,339
Sun Hung Kai Properties Ltd.	29,000	472,417
Swire Pacific Ltd. - Class A	2,749,000	26,762,934
Swire Properties Ltd.	22,000	74,715
Techtronic Industries Co. Ltd.	27,000	144,533
WH Group Ltd. (2)	4,121,000	4,388,877
Wharf Holdings Ltd.	25,000	223,654
Wheelock & Co Ltd.	17,000	120,001
Yue Yuen Industrial Holdings Ltd.	17,000	64,864
		209,367,597
India - 0.96%
Asian Paints Ltd.	573,986	9,960,165
HDFC Bank Ltd. - ADR	318,213	30,666,187
Mahindra & Mahindra Ltd. - GDR	588,497	11,371,451
MakeMyTrip Ltd. (1)	167,200	4,807,000
		56,804,803
Indonesia - 0.45%
Bank Negara Indonesia Persero Tbk PT	48,135,300	26,468,456
Ireland - 1.84%
Accenture Plc	237,715	32,108,165
AerCap Holdings NV (1)	2,888	147,606
Bank of Ireland Group Plc (1)	16,591	135,886
CRH Plc	16,878	642,099
DCC Plc	1,790	173,811
ICON Plc (1)	191,669	21,827,266
James Hardie Industries Plc	8,744	122,044
Kerry Group Plc	3,209	307,945
Medtronic Plc	301,755	23,467,486
Paddy Power Plc	1,581	157,529
Perrigo Co. Plc	247,780	20,974,577
Ryanair Holdings Plc - ADR (1)	80,459	8,481,988
		108,546,402
Israel - 0.02%
Azrieli Group	857	47,664
Bank Hapoalim BM	20,458	143,157
Bank Leumi Le-Israel BM	30,552	162,369
Bezeq The Israeli telecommunication Corp. Ltd.	41,995	60,025
Check Point Software Technologies Ltd. (1)	2,679	305,460
Elbit Systems Ltd.	511	75,128
Frutarom Industries Ltd.	728	55,998
Israel Chemicals Ltd.	10,140	45,144
Mizrahi Tefahot Bank Ltd.	2,939	52,710
NICE-Systems Ltd.	1,114	90,235
Taro Pharmaceutical Industries Ltd. (1)	221	24,904
Teva Pharmaceutical Industries Ltd. - ADR	18,193	320,197
		1,382,991
Italy - 2.28%
Assicurazioni Generali SpA	24,281	452,870
Atlantia SpA	9,039	285,610
Enel SpA	6,891,312	41,515,182
Eni SpA	2,712,022	44,915,460
Ferrari NV	177,832	19,676,703
Intesa Sanpaolo SpA	248,211	878,739
Intesa Sanpaolo SpA - Savings Share	19,810	65,643
Leonardo SpA	6,967	130,631
Luxottica Group SpA	277,900	15,551,068
Mediobanca SpA	11,872	127,581
Poste Italiane SpA (2)	10,646	78,426
Prysmian SpA	4,213	142,345
Recordati SpA	2,147	99,077
Saipem SpA (1)	11,480	49,578
Snam SpA	50,785	244,734
Telecom Italia SpA (1)	4,822,371	4,523,533
Telecom Italia SpA - Savings Share	112,690	84,813
Terna Rete Elettrica Nazionale SpA	28,683	167,596
UniCredit SpA (1)	273,543	5,837,290
UnipolSai Assicurazioni SpA	22,412	52,407
		134,879,286
Japan - 16.60%
ABC-Mart, Inc.	700	36,976
Acom Co. Ltd.	7,700	29,875
Advantest Corp.	398,800	7,477,086
Aeon Co. Ltd.	12,000	177,367
Aeon Financial Service Co. Ltd.	2,400	50,208
Aeon Mall Co. Ltd.	1,800	32,042
Air Water, Inc.	2,700	49,855
Aisin Seiki Co.	3,500	184,529
Ajinomoto Co., Inc.	10,965	213,978
Alfresa Holdings Corp.	3,300	60,457
Alps Electric Co.	4,100	108,358
Amada Holdings Co.	6,000	65,876
ANA Holdings, Inc.	2,200	83,334
Aozora Bank	2,400	91,377
Asahi Glass Co. Ltd.	4,000	148,572
Asahi Group Holdings Ltd.	7,600	307,334
Asahi Kasei Corp.	25,000	308,062
Asics Corp.	3,000	44,744
Astellas Pharma, Inc.	42,200	537,102
Bandai Namco Holdings	3,800	130,548
Bank of Kyoto Ltd.	1,000	50,900
Benesse Holdings, Inc.	1,300	46,903
Bridgestone Corp.	13,100	594,789
Brother Industries Ltd.	4,900	114,247
Calbee, Inc.	1,500	52,682
Canon, Inc.	629,300	21,535,266
Casio Computer Co. Ltd.	4,400	62,064
Central Japan Railway Co.	2,800	491,371
Chiba Bank Ltd.	14,000	100,261
Chubu Electric Power Co., Inc.	12,900	160,319
Chugai Pharmaceutical Co. Ltd.	4,400	182,847
Chugoku Bank Ltd.	2,800	38,403
Chugoku Electric Power Co., Inc.	6,100	64,802
Coca-Cola Bottlers Japan, Inc.	2,600	84,213
Concordia Financial Group Ltd.	23,800	117,714
Credit Saison Co. Ltd.	3,100	64,324
CYBERDYNE, Inc.	1,700	22,672
Dai Nippon Printing Co. Ltd.	5,500	131,898
Daicel Corp.	5,900	71,141
Dai-ichi Life Holdings, Inc.	360,100	6,459,325
Daiichi Sankyo Co. Ltd.	11,600	261,774
Daikin Industries Ltd.	5,100	516,490
Daito Trust Construction Co. Ltd.	1,500	273,274
Daiwa House Industry Co. Ltd.	11,600	400,693
Daiwa House REIT Investment Corp.	26	62,232
Daiwa Securities Group, Inc.	32,000	181,402
DeNA Co. Ltd.	2,100	47,103
Denso Corp.	213,000	10,780,010
Dentsu, Inc.	4,800	210,855
Disco Corp.	700	142,664
Don Quijote Holdings Co. Ltd.	2,400	89,706
East Japan Railway Co.	385,700	35,603,334
Eisai Co. Ltd.	5,300	272,170
Electric Power Development Co. Ltd.	2,800	70,338
FamilyMart UNY Holdings Co Ltd.	1,850	97,462
FANUC Corp.	3,900	790,739
Fast Retailing Co. Ltd.	1,100	324,450
Fuji Electric Co. Ltd.	14,000	77,682
FUJIFILM Holdings Corp.	8,100	314,696
Fujitsu Ltd.	1,821,000	13,552,875
Fukuoka Financial Group, Inc.	15,000	69,385
Hachijuni Bank Ltd.	7,700	48,178
Hakuhodo DY Holdings, Inc.	4,100	53,982
Hamamatsu Photonics KK	2,900	87,729
Hankyu Hanshin Holdings, Inc.	4,600	174,644
Hikari Tsushin, Inc.	400	50,181
Hino Motors Ltd.	5,355	65,529
Hirose Electric Co. Ltd.	600	84,485
Hiroshima Bank Ltd.	4,000	32,432
Hisamitsu Pharmaceutical Co., Inc.	1,100	52,863
Hitachi Chemical Co. Ltd.	1,900	52,137
Hitachi Construction Machinery Co. Ltd.	2,000	59,271
Hitachi High-Technologies Corp.	1,480	53,752
Hitachi Ltd.	95,000	669,831
Hitachi Metals Ltd.	3,800	52,956
Honda Motor Co. Ltd.	1,590,500	46,984,209
Hoshizaki Corp.	1,100	96,628
Hoya Corp.	7,900	427,223
Hulic Co. Ltd.	5,400	52,950
Idemitsu Kosan Co. Ltd.	2,700	76,307
IHI Corp.	3,100	108,062
Iida Group Holdings Co. Ltd.	148,800	2,654,464
Inpex Corp.	1,149,900	12,249,632
Isetan Mitsukoshi Holdings Ltd.	6,600	68,969
Isuzu Motors Ltd.	1,262,000	16,732,704
ITOCHU Corp.	187,200	3,067,232
J Front Retailing Co. Ltd.	5,100	70,514
Japan Airlines Co. Ltd.	2,400	81,243
Japan Airport Terminal Co. Ltd.	1,000	35,630
Japan Exchange Group, Inc.	1,271,500	22,523,408
Japan Post Bank Co.	7,600	93,924
Japan Post Holdings Co.	31,200	368,610
Japan Prime Realty Investment Corp.	14	46,797
Japan Real Estate Investment Corp.	24	115,395
Japan Retail Fund Investment Corp.	53	95,105
Japan Tobacco, Inc.	1,535,900	50,332,923
JFE Holdings, Inc.	10,000	195,598
JGC Corp.	4,600	74,495
JSR Corp.	3,700	70,352
JTEKT Corp.	5,200	71,982
JXTG Holdings, Inc.	60,950	314,272
Kajima Corp.	18,000	178,909
Kakaku.com, Inc.	802,200	10,234,172
Kamigumi Co. Ltd.	2,500	57,919
Kaneka Corp.	6,000	46,620
Kansai Electric Power Co., Inc.	15,300	195,832
Kansai Paint Co. Ltd.	3,900	98,244
Kao Corp.	394,700	23,237,312
Kawasaki Heavy Industries Ltd.	2,975	98,642
KDDI Corp.	36,500	962,139
Keihan Electric Railway Co. Ltd.	1,800	52,720
Keikyu Corp.	6,000	121,678
Keio Corp.	2,200	90,679
Keisei Electric Railway Co. Ltd.	2,700	74,702
Keyence Corp.	69,354	36,887,164
Kikkoman Corp.	2,700	82,960
Kintetsu Group Holdings Co. Ltd.	3,800	141,367
Kirin Holdings Co. Ltd.	17,900	420,541
Kobe Steel Ltd.	6,355	72,779
Koito Manufacturing Co. Ltd.	2,200	138,149
Komatsu Ltd.	18,200	515,370
Konami Holdings Corp.	1,800	86,658
Konica Minolta, Inc.	8,800	72,302
Kose Corp.	600	68,773
Kubota Corp.	21,600	392,919
Kuraray Co. Ltd.	6,500	121,614
Kurita Water Industries Ltd.	1,815	52,454
Kyocera Corp.	6,400	397,221
Kyowa Hakko Kirin Co. Ltd.	5,000	85,195
Kyushu Electric Power Co., Inc.	8,200	87,112
Kyushu Financial Group, Inc.	8,100	49,866
Kyushu Railway Co.	3,000	89,244
Lawson, Inc.	1,045	69,200
LINE Corp.	1,000	36,164
Lion Corp.	4,700	85,878
LIXIL Group Corp.	5,300	140,747
M3, Inc.	4,100	116,897
Mabuchi Motor Co. Ltd.	1,000	50,099
Makita Corp.	4,300	173,551
Marubeni Corp.	34,700	237,216
Marui Group Co. Ltd.	3,500	50,103
Maruichi Steel Tube Ltd.	900	26,202
Mazda Motor Corp.	12,000	183,839
McDonald's Holdings Co. Japan Ltd.	1,450	64,150
Mebuki Financial Group, Inc.	19,440	75,217
Medipal Holdings Corp.	3,540	61,523
MEIJI Holdings Co. Ltd.	2,400	190,052
Minebea Co. Ltd.	7,500	117,467
Miraca Holdings, Inc.	1,100	51,209
MISUMI Group, Inc.	5,300	139,692
Mitsubishi Chemical Holdings Corp.	28,500	271,718
Mitsubishi Corp.	1,341,900	31,220,421
Mitsubishi Electric Corp.	1,142,500	17,872,537
Mitsubishi Estate Co. Ltd.	25,500	443,174
Mitsubishi Gas Chemical Co., Inc.	3,400	79,776
Mitsubishi Heavy Industries Ltd.	6,340	250,680
Mitsubishi Materials Corp.	2,200	76,202
Mitsubishi Motors Corp.	13,500	106,884
Mitsubishi Tanabe Pharma Corp.	4,290	98,486
Mitsubishi UFJ Financial Group, Inc.	1,595,700	10,374,980
Mitsubishi UFJ Lease & Finance Co. Ltd.	7,100	37,671
Mitsui & Co. Ltd.	33,200	491,058
Mitsui Chemicals, Inc.	3,500	106,461
Mitsui Fudosan Co. Ltd.	17,300	375,116
Mitsui OSK Lines Ltd.	2,200	66,756
Mixi, Inc.	775	37,429
Mizuho Financial Group, Inc.	485,300	850,750
MS&AD Insurance Group Holdings, Inc.	714,240	23,017,372
Murata Manufacturing Co. Ltd.	3,900	574,151
Nabtesco Corp.	2,100	78,134
Nagoya Railroad Co. Ltd.	3,500	75,368
NEC Corp.	5,200	141,063
Nexon Co. Ltd.	3,900	101,955
NGK Insulators Ltd.	4,900	91,808
NGK Spark Plug Co. Ltd.	3,100	66,019
NH Foods Ltd.	4,300	118,181
Nidec Corp.	4,900	602,361
Nikon Corp.	7,500	130,060
Nintendo Co. Ltd.	2,300	848,087
Nippon Building Fund, Inc.	26	129,625
Nippon Electric Glass Co. Ltd.	1,400	54,270
Nippon Express Co. Ltd.	1,600	104,307
Nippon Paint Holdings Co. Ltd.	3,200	108,862
Nippon Prologis Real Estate Investment Trust, Inc.	35	73,771
Nippon Steel & Sumitomo Metal Corp.	15,700	361,000
Nippon Telegraph & Telephone Corp.	408,300	18,708,601
Nippon Yusen KK	3,000	62,429
Nissan Chemical Industries Ltd.	2,400	84,460
Nissan Motor Co. Ltd.	47,100	466,602
Nisshin Seifun Group, Inc.	4,400	73,656
Nissin Foods Holdings Co. Ltd.	1,100	66,836
Nitori Holdings Co. Ltd.	1,600	228,819
Nitto Denko Corp.	3,300	275,257
NOK Corp.	1,800	40,265
Nomura Holdings, Inc.	5,963,500	33,461,144
Nomura Real Estate Holdings, Inc.	2,200	46,931
Nomura Real Estate Master Fund, Inc.	77	100,112
Nomura Research Institute Ltd.	2,548	99,507
NSK Ltd.	7,800	105,308
NTT Data Corp.	11,900	127,343
NTT DOCOMO, Inc.	27,800	635,419
Obayashi Corp.	12,500	149,931
Obic Co. Ltd.	1,400	88,143
Odakyu Electric Railway Co. Ltd.	5,400	102,465
Oji Holdings Corp.	17,850	96,383
Olympus Corp.	360,200	12,205,783
Omron Corp.	748,000	38,142,339
Ono Pharmaceutical Co. Ltd.	8,200	186,128
Oracle Corp.	800	62,882
Oriental Land Co. Ltd.	4,300	327,831
ORIX Corp.	26,400	426,207
Osaka Gas Co. Ltd.	7,400	137,540
Otsuka Corp.	1,000	64,136
Otsuka Holdings Co. Ltd.	7,530	299,405
Panasonic Corp.	3,183,765	46,202,726
Park24 Co. Ltd.	2,000	48,706
Pigeon Corp.	411,300	14,060,596
Pola Orbis Holdings, Inc.	1,700	51,404
Rakuten, Inc.	967,700	10,565,106
Recruit Holdings Co. Ltd.	22,800	493,699
Renesas Electronics Corp.	9,700	105,716
Resona Holdings, Inc.	44,000	226,222
Ricoh Co. Ltd.	13,800	134,193
Rinnai Corp.	700	59,961
Rohm Co. Ltd.	2,000	171,618
Ryohin Keikaku Co. Ltd.	500	147,391
Sankyo Co. Ltd.	800	25,527
Santen Pharmaceutical Co. Ltd.	6,700	105,712
SBI Holdings, Inc.	3,525	53,161
Secom Co. Ltd.	4,300	313,146
Sega Sammy Holdings, Inc.	3,000	41,936
Seibu Holdings, Inc.	4,300	73,448
Seiko Epson Corp.	5,400	130,766
Sekisui Chemical Co. Ltd.	7,800	153,672
Sekisui House Ltd.	1,596,800	26,915,229
Seven & i Holdings Co. Ltd.	15,200	587,244
Seven Bank Ltd.	10,500	37,944
Sharp Corp.	2,905	87,858
Shimadzu Corp.	4,800	94,674
Shimamura Co. Ltd.	400	47,982
Shimano, Inc.	100,400	13,375,211
Shimizu Corp.	11,000	121,983
Shin-Etsu Chemical Co. Ltd.	7,995	715,552
Shinsei Bank Ltd.	2,900	46,477
Shionogi & Co. Ltd.	5,900	322,535
Shiseido Co. Ltd.	441,900	17,685,792
Shizuoka Bank Ltd.	9,000	80,997
Showa Shell Sekiyu KK	4,300	49,570
SMC Corp.	52,300	18,480,800
SoftBank Group Corp.	16,700	1,354,308
Sohgo Security Services Co. Ltd.	1,400	64,264
Sompo Holdings, Inc.	116,350	4,534,094
Sony Corp.	295,100	11,009,787
Sony Financial Holdings, Inc.	3,200	52,511
Stanley Electric Co. Ltd.	3,000	102,896
Start Today Co. Ltd.	4,200	133,099
Subaru Corp.	12,300	443,626
Sugi Holdings Co. Ltd.	118,000	6,281,274
Sumitomo Chemical Co. Ltd.	31,300	195,815
Sumitomo Corp.	23,800	342,658
Sumitomo Dainippon Pharma Co. Ltd.	2,800	36,476
Sumitomo Electric Industries Ltd.	1,579,500	25,821,722
Sumitomo Heavy Industries Ltd.	2,200	88,306
Sumitomo Metal Mining Co. Ltd.	4,500	144,870
Sumitomo Mitsui Financial Group, Inc.	1,349,000	51,854,456
Sumitomo Mitsui Trust Holdings, Inc.	924,300	33,388,219
Sumitomo Realty & Development Co. Ltd.	7,000	211,787
Sumitomo Rubber Industries Ltd.	3,500	64,240
Sundrug Co. Ltd.	1,600	66,303
Suntory Beverage & Food Ltd.	2,710	120,545
Suruga Bank Ltd.	490,800	10,591,327
Suzuken Co. Ltd.	1,255	44,637
Suzuki Motor Corp.	7,000	367,396
Sysmex Corp.	247,955	15,842,096
T&D Holdings, Inc.	11,100	161,032
Taiheiyo Cement Corp.	2,400	92,722
Taisei Corp.	4,000	209,768
Taisho Pharmaceutical Holdings Co. Ltd.	800	60,787
Taiyo Nippon Sanso Corp.	2,800	33,184
Takashimaya Co. Ltd.	2,630,000	24,632,624
Takeda Pharmaceutical Co. Ltd.	616,400	34,084,418
TDK Corp.	2,500	169,883
Teijin Ltd.	3,300	65,105
Terumo Corp.	6,400	251,733
THK Co. Ltd.	2,300	78,450
Tobu Railway Co. Ltd.	3,400	93,419
Toho Co. Ltd.	2,200	76,820
Toho Gas Co. Ltd.	1,800	52,716
Tohoku Electric Power Co., Inc.	10,500	133,606
Tokio Marine Holdings, Inc.	634,200	24,820,947
Tokyo Electric Power Co., Inc.	30,800	124,425
Tokyo Electron Ltd.	3,200	492,637
Tokyo Gas Co. Ltd.	7,800	191,011
Tokyo Tatemono Co. Ltd.	3,700	47,330
Tokyu Corp.	10,900	154,374
Tokyu Fudosan Holdings Corp.	11,600	70,017
Toppan Printing Co. Ltd.	11,000	109,123
Toray Industries, Inc.	28,800	279,457
Toshiba Corp.	82,000	229,940
Tosoh Corp.	6,500	146,719
TOTO Ltd.	2,800	118,005
Toyo Seikan Group Holdings Ltd.	2,900	48,462
Toyo Suisan Kaisha Ltd.	1,550	56,945
Toyoda Gosei Co Ltd.	1,200	28,359
Toyota Industries Corp.	3,200	184,040
Toyota Motor Corp.	120,094	7,161,017
Toyota Tsusho Corp.	4,035	132,613
Trend Micro, Inc.	2,500	123,165
Tsuruha Holdings, Inc.	700	83,696
Unicharm Corp.	7,900	180,952
United Urban Investment Corp.	65	95,201
USS Co. Ltd.	5,000	100,915
West Japan Railway Co.	64,000	4,449,442
Yahoo Japan Corp.	28,100	133,557
Yakult Honsha Co. Ltd.	1,700	122,337
Yamada Denki Co. Ltd.	10,440	57,087
Yamaguchi Financial Group, Inc.	5,000	58,556
Yamaha Corp.	3,800	140,301
Yamaha Motor Co. Ltd.	958,400	28,689,782
Yamato Holdings Co. Ltd.	6,400	129,279
Yamazaki Baking Co. Ltd.	3,100	55,954
Yaskawa Electric Corp.	5,000	158,698
Yokogawa Electric Corp.	4,500	76,683
Yokohama Rubber Co. Ltd.	2,300	47,433
		980,924,562
Jersey - 0.00% (3)
Randgold Resources Ltd.	1,887	184,429
Jordan - 0.00% (3)
Hikma Pharmaceuticals Plc	2,778	45,136
Luxembourg - 0.02%
ArcelorMittal (1)	12,881	332,280
Eurofins Scientific SE	219	138,561
Millicom International Cellular SA	1,360	89,841
RTL Group SA	793	60,073
SES SA	7,170	156,964
Tenaris SA	9,582	135,824
		913,543
Macau - 0.01%
MGM China Holdings Ltd.	17,600	42,239
Sands China Ltd.	48,800	255,229
Wynn Macau Ltd.	30,400	82,216
		379,684
Malaysia - 0.12%
Public Bank Bhd	1,467,300	7,105,407
Mexico - 0.59%
Fresnillo Plc	4,330	81,587
Grupo Aeroportuario del Centro Norte SAB de CV	487,400	2,696,090
Grupo Aeroportuario del Pacifico SAB de CV - ADR	26,640	2,731,399
Grupo Mexico SAB de CV	931,600	2,853,121
Wal-Mart de Mexico SAB de CV	11,665,112	26,712,530
		35,074,727
Netherlands - 4.00%
ABN AMRO Group NV (2)	8,400	251,530
Aegon NV	34,391	200,465
Akzo Nobel NV	239,239	22,064,759
Altice NV - Class A (1)	9,574	191,823
Altice NV - Class B (1)	1,629	32,524
ASML Holding NV	7,534	1,287,385
Boskalis Westminster	1,892	66,133
Core Laboratories NV	193,455	19,094,008
EXOR NV	2,052	130,229
Gemalto NV	382,304	17,086,079
Heineken Holding NV	2,292	215,334
Heineken NV	5,157	510,295
ING Groep NV	609,151	11,228,024
Koninklijke Ahold Delhaize NV	1,327,780	24,808,952
Koninklijke DSM NV	3,603	294,962
Koninklijke KPN NV	2,061,659	7,075,131
Koninklijke Philips NV	18,707	771,846
Koninklijke Vopak NV	1,429	62,667
NN Group NV	6,150	257,538
NXP Semiconductors NV (1)	6,999	791,517
PostNL NV	7,265,709	31,304,721
QIAGEN NV - Aquis Listed	315,456	9,971,518
QIAGEN NV - NASDAQ Listed	244,874	7,713,526
Randstad Holding NV	2,397	148,142
Royal Dutch Shell Plc	495,717	14,981,459
Royal Dutch Shell Plc - Class A	1,195,924	36,221,834
Royal Dutch Shell Plc - Class A (Acquired 3/29/2016, Cost $15,977) (5)	7,163	216,529
Royal Dutch Shell Plc - Class B	935,903	28,812,772
Wolters Kluwer NV	6,277	290,090
		236,081,792
New Zealand - 0.01%
Auckland International Airport Ltd.	17,542	81,672
Contact Energy Ltd.	14,350	57,064
Fletcher Building Ltd.	13,230	76,466
Mercury NZ Ltd.	19,516	47,805
Meridian Energy Ltd.	24,811	51,026
Ryman Healthcare Ltd.	7,816	52,363
Spark New Zealand Ltd.	32,051	84,621
		451,017
Norway - 0.60%
DNB ASA (1)	1,665,983	33,636,320
Gjensidige Forsikring ASA	3,941	68,649
Marine Harvest ASA	8,185	161,883
Norsk Hydro ASA	27,764	202,588
Orkla ASA	15,939	163,561
Schibsted ASA - Class A	1,956	50,425
Schibsted ASA - Class B	1,677	39,668
Statoil ASA	22,625	454,864
Telenor ASA	14,847	314,527
Yara International ASA	3,540	158,737
		35,251,222
Phillippines - 0.10%
Puregold Price Club, Inc.	5,514,500	5,661,102
Portugal - 0.24%
EDP - Energias de Portugal SA	46,616	175,774
Galp Energia SGPS SA	8,062	142,964
Jeronimo Martins SGPS SA	717,546	14,163,546
		14,482,284
Republic of Korea - 1.20%
Amorepacific Corp.	22,964	5,212,941
Hana Financial Group, Inc.	137,171	5,690,781
NAVER Corp.	10,443	6,813,344
POSCO	36,740	10,209,475
Samsung Electronic Co. Ltd.	12,177	27,400,975
Samsung Fire & Marine Insurance Co. Ltd.	64,601	15,831,148
		71,158,664
Russia - 0.64%
Gazprom PJSC - ADR	1,453,474	6,099,064
Magnit PJSC - GDR	172,233	7,051,598
Yandex NV (1)	740,945	24,414,138
		37,564,800
Singapore - 1.75%
Ascendas Real Estate Investment Trust	49,500	97,284
CapitaLand Commercial Trust	47,300	57,840
CapitaLand Ltd.	48,700	128,854
CapitaLand Mall Trust	68,200	100,652
City Developments Ltd.	10,100	84,634
ComfortDelGro Corp. Ltd.	44,400	68,227
DBS Group Holdings Ltd.	1,772,500	27,285,986
Genting Singapore Plc	123,900	107,138
Global Logistic Properties Ltd.	52,200	127,187
Golden Agri-Resources Ltd.	166,500	46,114
Hutchison Port Holdings Trust	108,900	46,937
Jardine Cycle & Carriage Ltd.	2,200	64,020
Keppel Corp. Ltd.	31,000	148,833
Oversea-Chinese Banking Corp. Ltd.	61,600	507,970
SATS Ltd.	15,100	51,392
Sembcorp Industries Ltd.	17,300	37,875
Singapore Airlines Ltd.	12,000	88,982
Singapore Exchange Ltd.	16,300	88,936
Singapore Press Holdings Ltd.	9,865	19,825
Singapore Technologies Engineering Ltd.	33,900	86,158
Singapore Telecommunications Ltd.	6,692,700	18,193,610
StarHub Ltd.	11,000	21,120
Suntec Real Estate Investment Trust	45,900	63,225
United Overseas Bank Ltd.	2,738,126	47,549,632
UOL Group Ltd.	8,719	52,329
Wilmar International Ltd.	3,497,500	8,218,688
		103,343,448
South Africa - 0.75%
Clicks Group Ltd.	1,246,240	14,516,175
Investec Plc	11,596	84,771
Mediclinic International Plc	6,972	60,726
Mondi Plc	6,916	185,938
Naspers Ltd.	136,022	29,404,234
		44,251,844
Spain - 3.63%
Abertis Infraestructuras SA	14,961	302,464
ACS Actividades Co.	5,161	191,460
Aena SA (2)	112,927	20,408,877
Amadeus IT Group SA	8,746	568,826
Banco Bilbao Vizcaya Argentaria SA	3,624,806	32,407,025
Banco de Sabadell SA	108,017	225,813
Banco Santander	2,118,882	14,821,175
Bankia SA	2,145,119	10,356,138
Bankinter SA	16,638	157,578
CaixaBank SA	2,037,710	10,228,235
Distribuidora Internacional de Alimentacion SA	1,490,637	8,705,435
Enagas SA	608	17,132
Endesa SA	7,025	158,519
Ferrovial SA	9,558	210,598
Gamesa Corp Technologica SA	4,672	61,042
Gas Natural SDG SA	7,593	168,203
Grifols SA	6,185	180,497
Iberdrola SA	3,637,268	28,281,902
Industria de Diseno Textil SA	753,573	28,409,708
Mapfre SA	31,684	103,245
Red Electrica Corp. SA	2,381	50,083
Repsol SA	23,994	442,792
Telefonica SA	5,356,119	58,204,979
		214,661,726
Sweden - 2.33%
Alfa Laval AB	5,649	138,174
Assa Abloy AB	20,183	462,098
Atlas Copco AB - Class A	1,300,209	55,157,914
Atlas Copco AB - Class B	7,876	305,965
Boliden AB	5,441	184,555
Electrolux AB	5,016	170,724
Essity AB (1)	12,180	332,076
Getinge AB	5,074	95,259
Hennes & Mauritz AB	18,813	488,691
Hexagon AB	5,060	251,017
Husqvarna AB - Class B	7,966	82,034
ICA Gruppen AB	1,553	58,423
Industrivarden AB	3,403	86,326
Investor AB	371,531	18,381,209
Kinnevik AB	4,558	148,904
L E Lundbergforetagen AB	851	68,095
Lundin Petroleum AB (1)	3,767	82,546
Nordea Bank AB	60,828	825,875
Sandvik AB	23,145	399,730
Securitas AB	6,178	103,586
Skandinaviska Enskilda Banken AB	31,044	409,570
Skanska AB	6,716	155,738
SKF AB	7,147	156,037
Svenska Handelsbanken AB	1,375,504	20,781,531
Swedbank AB	18,005	498,586
Swedish Match AB	3,511	123,311
Tele2 AB	6,851	78,506
Telefonaktiebolaget LM Ericsson - Class B	918,381	5,294,548
TeliaSonera AB	6,715,728	31,667,613
Volvo AB	31,599	610,115
		137,598,756
Switzerland - 7.41%
ABB Ltd.	1,369,115	33,855,465
Adecco SA	380,489	29,641,815
Baloise Holding AG	956	151,386
Barry Callebaut AG	44	67,360
Chocoladefabriken Lindt & Spruengli AG	25	142,640
Chocoladefabriken Lindt & Spruengli AG - REG	2	138,778
Chubb Ltd.	241,738	34,459,752
Cie Financiere Richemont SA	173,213	15,855,226
Coca-Cola HBC AG	3,560	120,537
Credit Suisse Group AG	600,096	9,508,279
Dufry AG (1)	761	120,964
EMS-Chemie Holding AG	169	112,469
Geberit AG	732	346,540
Givaudan SA	187	407,097
Glencore Plc	246,942	1,133,465
Julius Baer Group Ltd.	4,721	280,145
Kuehne & Nagel International AG	1,148	212,725
LafargeHolcim Ltd.	9,259	542,067
Lonza Group AG	1,471	386,527
Nestle SA	976,563	81,973,921
Novartis AG	909,008	77,970,114
Novartis AG - Sponsored ADR	263,265	22,601,300
Pargesa Holding SA	678	56,414
Partners Group Holding AG	343	232,862
Roche Holding AG	230,554	58,934,246
Schindler Holding AG	408	87,867
Schindler Holding AG - Participation Certificate	83,844	18,529,216
SGS SA	107	256,937
Sika AG	44	327,610
Sonova Holding AG	1,043	177,035
STMicroelectronics NV	12,860	249,474
Straumann Holding AG	190	122,192
Swatch Group AG - BR	24,881	10,368,326
Swatch Group AG - REG	1,157	92,253
Swiss Life Holding AG	638	224,922
Swiss Prime Site	1,402	126,054
Swiss Re AG	6,379	578,221
Swisscom AG	526	269,683
UBS Group AG	569,157	9,736,557
Vifor Pharma AG	946	111,577
Wolseley Plc	5,248	344,317
Zurich Insurance Group AG	87,216	26,651,419
		437,505,754
Taiwan - 2.02%
Compal Electronics, Inc.	3,788,000	2,694,526
Delta Electronics, Inc. - GDR	411,505	10,596,157
Hon Hai Precision Industry Co Ltd.	734,000	2,549,114
Hon Hai Precision Industry Co. Ltd. - GDR	1,883,914	13,187,398
Taiwan Semiconductor Manufacturing Co Ltd.	2,691,000	19,274,181
Taiwan Semiconductor Manufacturing Co Ltd. - ADR	1,885,560	70,802,778
		119,104,154
Thailand - 0.56%
Bangkok Bank Plc	4,520,000	25,308,244
Thai Beverage Plc	11,450,300	7,605,482
		32,913,726
United Kingdom - 13.83%
3I Group Plc	18,497	226,461
Admiral Group Plc	3,994	97,324
Anglo American Plc	26,131	469,793
Ashtead Group Plc	9,857	237,790
ASOS Plc (1)	214,114	17,102,505
Associated British Foods Plc	7,055	302,036
AstraZeneca Plc	606,785	40,352,025
Auto Trader Group (2)	3,022,526	15,901,471
Aviva Plc	1,045,924	7,218,891
Babcock International Group Plc	4,920	54,570
BAE Systems Plc	63,720	539,628
Barclays Plc	2,522,867	6,541,740
Barratt Developments Plc	21,097	173,801
Berkeley Group Holdings Plc	2,541	126,635
BP Plc	12,156,933	77,877,189
British American Tobacco Plc	46,420	2,906,062
British Land Co. Plc	19,447	157,009
BT Group Plc	169,600	645,072
Bunzl Plc	6,798	206,518
Burberry Group Plc	506,183	11,951,749
Capita Plc	1,480,169	11,199,153
Centrica Plc	107,621	269,737
CNH Industrial NV	20,385	244,727
Cobham Plc	49,119	95,899
Coca-Cola European Partners Plc	4,593	192,572
Compass Group Plc	1,489,605	31,605,709
ConvaTec Group Plc (2)	26,807	98,504
Croda International Plc	2,588	131,595
Diageo Plc	634,548	20,867,402
Direct Line Insurance Group Plc	25,782	125,689
Dixons Carphone Plc	19,315	50,080
easyJet Plc	2,897	47,275
Experian Plc	1,460,448	29,335,484
Fiat Chrysler Automobiles NV (1)	22,083	395,756
G4S Plc	30,088	112,254
GKN Plc	36,330	168,337
GlaxoSmithKline Plc	1,532,194	30,629,457
Hammerson Plc	14,946	107,616
Hargreaves Lansdown Plc	1,247,850	24,761,351
Howden Joinery Group Plc	1,045,940	6,044,302
HSBC Holdings Plc	3,801,111	37,577,095
Imagination Technologies Group Plc (1)	1,832,529	4,124,866
IMI Plc	5,582	93,007
Imperial Tobacco Group Plc	116,800	4,985,110
Inmarsat Plc	9,212	79,504
InterContinental Hotels Group Plc	3,595	190,178
International Consolidated Airlines Group SA	14,583	116,219
Intertek Group Plc	227,557	15,210,578
Intu Properties Plc	15,880	49,090
ITV Plc	76,118	178,337
J Sainsbury Plc	2,659,115	8,478,072
John Wood Group Plc	1,073,486	9,805,109
Johnson Matthey Plc	360,490	16,530,323
Jupiter Fund Management Plc	1,677,325	12,424,603
Kingfisher Plc	6,165,485	24,684,610
Land Securities Group Plc	15,404	200,738
Legal & General Group Plc	116,243	405,162
Lloyds Banking Group Plc	35,354,551	32,128,644
London Stock Exchange Group Plc	6,505	334,005
Marks & Spencer Group Plc	31,889	150,984
Meggitt Plc	16,115	112,559
Merlin Entertainments Plc (2)	14,033	83,749
Micro Focus International Plc	8,568	274,241
National Grid Plc	1,294,688	16,035,405
Next Plc	2,931	206,613
Old Mutual Plc	97,667	254,420
Pearson Plc	16,668	136,687
Persimmon Plc	6,218	215,188
Provident Financial Plc	3,777	42,055
Prudential Plc	52,188	1,248,883
Reckitt Benckiser Group Plc	367,058	33,537,329
RELX NV	19,839	422,042
RELX Plc	21,625	474,588
Rightmove Plc	362,430	19,654,116
Rio Tinto Ltd.	8,776	459,993
Rio Tinto Plc	24,533	1,141,988
Rolls-Royce Holdings Plc (1)	34,104	405,642
Royal Bank of Scotland Group Plc (1)	11,199,851	40,317,257
Royal Mail Plc	15,467	79,641
RSA Insurance Group Plc	339,700	2,838,156
Sage Group Plc	21,654	202,786
Schroders Plc	2,516	113,186
Segro Plc	19,688	141,551
Severn Trent Plc	4,597	133,903
Sky Plc	20,450	250,877
Smith & Nephew Plc	18,116	327,450
Smiths Group Plc	7,766	164,247
SSE Plc	20,749	388,258
St James's Place Plc	10,345	159,000
Standard Chartered Plc (1)	1,069,789	10,636,999
Standard Life Plc	52,354	304,330
Tate & Lyle Plc	9,288	80,649
Taylor Wimpey Plc	64,424	168,852
Tesco Plc (1)	31,902,849	80,004,387
Travis Perkins Plc	722,732	14,023,288
Unilever NV	104,095	6,153,118
Unilever Plc	243,258	14,079,598
Unilever Plc - ADR	399,345	23,146,036
United Utilities Group Plc	13,989	160,178
Vodafone Group Plc	4,479,835	12,544,366
Weir Group Plc	645,309	16,985,472
Whitbread Plc	3,628	183,128
Willis Towers Watson Plc	34,000	5,243,820
WM Morrison Supermarkets Plc	43,276	135,795
Worldpay Group Plc (2)	41,958	229,012
WPP Plc	322,692	5,987,894
		817,206,134
United States - 1.43%
Amdocs Ltd.	288,462	18,553,876
Carnival Plc	3,771	239,806
Mettler-Toledo International, Inc. (1)	35,141	22,003,889
Mylan (1)	444,563	13,945,941
News Corp. - Class A	436,340	5,785,869
Schlumberger Ltd.	333,090	23,236,358
Shire Plc	18,333	933,768
		84,699,507
Total Common Stocks (Cost $4,923,621,267)		$5,588,955,062

Preferred Stocks - 0.27%
Germany - 0.27%
Bayer Motoren Werke AG	873	$77,816
Fuchs Petrolub SE	1,139	67,452
Henkel AG & Co. KGaA	3,485	474,802
Porsche Automobil Holding SE	2,963	189,577
Schaeffler AG	4,128	66,607
Volkswagen AG	90,907	14,840,934
Total Preferred Stocks (Cost $13,538,391)		$15,717,188

Rights - 0.00% (3)
Singapore - 0.00% (3)
CapitaLand Commercial Trust, expires 1/18/2018 (1)	7,852	$1,713
TOTAL RIGHTS (Cost $1,577)		$1,713

SHORT-TERM INVESTMENTS - 4.47%
Money Market Funds - 4.47%
Goldman Sachs Financial Square Government Fund - Class I, 0.91% (4)	132,115,184	$132,115,184
JPMorgan U.S. Government Money Market Fund - Class I, 0.90% (4)	132,115,185	132,115,185
Total Short-Term Investments (Cost $264,230,369)		$264,230,369
TOTAL INVESTMENTS IN SECURITIES - 99.34%
(Cost $5,201,391,604)		$5,868,904,332
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.66%		38,794,422
TOTAL NET ASSETS - 100.00%		$5,907,698,754

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

(1)	Non-income producing security.
(2)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $64,351,925, which represents 1.09% of total net assets.

(3)	Amount calculated is less than 0.005%.
(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	This security was restricted at September 30, 2017. The value of the restricted security totals $216,529, which represents 0.00% of total net assets.

	COMMON STOCKS
	Consumer Discretionary	14.45%
	Consumer Staples	11.46%
	Energy	5.82%
	Financials	17.76%
	Healthcare	11.53%
	Industrials	11.85%
	Information Technology	11.99%
	Materials	3.47%
	Real Estate	0.70%
	Telecommunication Services	3.69%
	Utilities	1.88%
	Total Common Stocks	94.60%
	PREFERRED STOCKS
	Consumer Discretionary	0.26%
	Consumer Staples	0.01%
	Materials	0.00%
	Total Preferred Stocks	0.27%
	RIGHTS	0.00%
	SHORT-TERM INVESTMENTS	4.47%
	TOTAL INVESTMENTS	99.34%
	Other Assets in Excess of Liabilities	0.66%
	TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The sector classifications listed above are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Mutual Funds
Notes to Schedule of Investments
September 30, 2017 (Unaudited)

1. ORGANIZATION
The Bridge Builder Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2017, the Trust consists of nine series, of which the following eight active series are presented in this filing (each a “Fund,” and collectively, the “Funds”). The one remaining series is inactive and currently not available for purchase.

Olive Street Investment Advisers, LLC (the “Adviser”) acts as investment adviser to the Funds.  In fulfilling this obligation, the Adviser, among other things, recommends the hiring and termination of, and monitors the ongoing performance of, one or more investment advisers (the “Sub-advisers”).

Fund	Investment Objective
Bridge Builder Core Bond Fund	To provide total return (capital appreciation plus income)
(“Core Bond Fund”)
Bridge Builder Core Plus Bond Fund ("Core Plus Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Municipal Bond Fund (“Municipal Bond Fund”)	To provide current income exempt from federal tax, with a secondary goal of preservation of investment principal
Bridge Builder Large Cap Growth Fund (“Large Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Large Cap Value Fund ("Large Cap Value Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)	To provide capital appreciation
Bridge Builder International Equity Fund (“International Equity Fund”)	To provide capital appreciation

The Funds are diversified and each currently offer a single class of shares. The Funds are available for investment exclusively through Edward Jones Advisory Solutions®.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its Schedules of Investments. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

Investment Valuation – All securities and other investments are recorded at their estimated fair value, as described in Note 4.

3. SECURITIES AND OTHER INVESTMENTS
a) Delayed Delivery Securities – Certain Funds may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of delayed delivery mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. For these obligations, the Fund will earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so.

A Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized appreciation/(depreciation) on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

b) Derivatives – The Funds invest in derivatives as permitted by their investment objectives and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

Futures Contracts – Certain Funds may enter into futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date. The Funds buy and sell futures contracts to gain or hedge exposure to certain risk factors. Upon entering into a futures contract, the Funds are required to deposit with the broker cash or securities, which are referred to as initial margin. Securities deposited as initial margin are designated on the Schedule of Investments. Exchange traded futures are marked to market daily based on the price movement of the contract. This change in value creates either a payable or receivable for the Fund as either more or less margin is required by the clearing agent. This change in value, known as variation margin, is moved daily between the Fund and its counterparty. A change in the market value of an open futures contracts is recorded as unrealized appreciation/(depreciation) until the contract is closed. When a contract is closed, the Fund will record a realized gain or loss equal to the difference between the proceeds of the closing transaction and the Fund’s basis in the contracts. Futures contracts outstanding at period end, if any, are listed within each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts – Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation/(depreciation). When the contract is closed in its foreign currency, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed within each Fund’s Schedule of Investments.

Repurchase Agreements – In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. A Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by a Fund’s custodian (or, with multiparty agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty. Certain Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian under a triparty agreement for investment companies and other clients advised by a Sub-adviser and its affiliates. A Fund may participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities. Repurchase agreements are subject to Master Netting Agreements, which are agreements between a Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the Schedule of Investments are gross settlement amounts.

Swap Agreements – Certain Funds may invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC Swaps”) or may be cleared through a third-party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into credit default, interest rate and total return swap agreements to manage its exposure to credit, interest rate and equity risk. Securities or cash may be used as collateral or margin in accordance with the terms of the swap agreement in order to provide assets in the event of a default or bankruptcy.

Centrally Cleared Swaps and OTC Swaps are marked to market daily. Swap variation margin is accounted for as unrealized appreciation/(depreciation) until the contract is closed, at which time the gains or losses are realized. Upfront premiums received/(paid) represent cash payments made upon the opening of the swap agreement to compensate for differences between the stated terms of the contract and the current market value contract. These upfront payments are recorded as assets/(liabilities) and are included within the market value of the swap contract. Upon liquidation or termination of the swap agreement, these payments are recorded as realized gain/(loss). Net periodic payments received/(paid) by the Fund are also included in the realized gain/(loss) on swap contracts. Swap contracts outstanding, including their respective notional amounts at period end, if any, are listed within each Fund’s Schedule of Investments.

Interest Rate Swaps – Certain Funds may enter into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Credit Default Swap Contracts – Certain Funds may enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or other equally ranked obligations of the reference entity. As a seller of protection on a credit default swap contract, the Fund, will generally receive from the protection buyer a fixed rate of income throughout the term of the swap provided there is no credit event. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss.

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments.

c) Loan Participation, Assignments, and Unfunded Commitments – Certain Funds invest in loan participations and assignments. When one of the Funds purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons interpositioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing on such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded loan commitments are marked daily. When investing in loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

d) Restricted Securities – The Funds may own investment securities that are unregistered and thus restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, a Fund may have the right to include these securities in such registration, generally without cost to the Fund. A Fund generally has no right to require registration of the unregistered securities it holds. All restricted securities held at September 30, 2017 met the definition of Rule 144A of the Securities Act of 1933 and can be traded with an institutional investor without registration.

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Funds’ Board of Trustees (“Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has established a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to its fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•
Level 1 – Fair value measurement within Level 1 should be based on a quoted price in an active market that the Funds have the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the Financial Accounting Standards Board (FASB) has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.

•
Level 2 –Fair value measurement within Level 2 should be based on all inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•
Level 3 – Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets don’t exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Certain vendor-priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are classified as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are fair valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral).

Quantitative Information
The following tables represent each Fund’s valuation inputs as presented in the Schedule of Investments.

Core Bond Fund
	Level 1	Level 2	Level 3		Total
Assets
Asset-Backed Obligations	$-	$1,398,843,428	$53,852,194		$1,452,695,622
Corporate Bonds
Basic Materials	-	211,182,490	-		211,182,490
Communications	-	350,324,302	-		350,324,302
Consumer Cyclical	-	311,531,051	6,320,027		317,851,078
Consumer Non-cyclical	-	585,501,051	-		585,501,051
Diversified	-	12,663,310	-		12,663,310
Energy	-	500,048,363	-		500,048,363
Financials	-	1,672,715,968	160,352		1,672,876,320
Industrials	-	208,901,168	184,186		209,085,354
Real Estate	-	9,815,067	-		9,815,067
Technology	-	187,454,155	-		187,454,155
Utilities	-	341,228,822	-		341,228,822
Government Related	-	3,175,337,642	-		3,175,337,642
Mortgage-Backed Obligations	-	4,770,881,099	6,046,699		4,776,927,798
Preferred Stocks
Financials	2,585,900	-	-		2,585,900
Short-Term Investments
Money Market Funds	1,142,787,911	-	-		1,142,787,911
U.S. Treasury Bills	-	993,298	-		993,298
Futures Contracts (1)	2,858,256	-	-		2,858,256
Total Assets	$1,148,232,067	$13,737,421,214	$66,563,458		$14,952,216,739
Liabilities
Futures Contracts (1)	$3,597,269	$-	$-		$3,597,269
TBA Sales Commitments	-	12,509,102	-		12,509,102
Total Liabilities	$3,597,269	$12,509,102	$-		$16,106,371

Core Plus Bond Fund
	Level 1	Level 2	Level 3		Total
Assets
Asset-Backed Obligations	$-	$1,066,293,824	$21,332,873		$1,087,626,697
Bank Loans	-	152,870,343	1,393,000		154,263,343
Corporate Bonds
Basic Materials	-	47,430,762	-		47,430,762
Communications	-	279,642,199	-		279,642,199
Consumer, Cyclical	-	204,002,195	11,184,127		215,186,322
Consumer, Non-cyclical	-	330,964,588	3,211,495		334,176,083
Diversified	-	5,814,663	-		5,814,663
Energy	-	233,874,507	480,575		234,355,082
Financials	-	940,280,062	94,827		940,374,889
Industrials	-	110,179,090	233,583		110,412,673
Real Estate	-	41,554,686	-		41,554,686
Technology	-	130,955,717	-		130,955,717
Utilities	-	108,376,772	1,011,619		109,388,391
Government Related	-	1,374,352,223	-		1,374,352,223
Mortgage-Backed Obligations	-	1,807,331,423	5,484,905		1,812,816,328
Preferred Stocks
Consumer, Non-cyclical	1,835,748	-	-		1,835,748
Short-Term Investments
Commercial Paper	-	10,551,100	-		10,551,100
Money Market Funds	551,686,219	-	-		551,686,219
Repurchase Agreements	-	35,400,000	-		35,400,000
U.S. Treasury Bills	-	2,091,215	-		2,091,215
Futures Contracts (1)	938,301	-	-		938,301
Forward Foreign Currency Exchange Contracts (1)	-	3,070,799	-		3,070,799
Swap Contracts (1)	-	453,035	-		453,035
Total Assets	$554,460,268	$6,885,489,203	$44,427,004		$7,484,376,475
Liabilities
Futures Contracts (1)	$6,549,066	$-	$-		$6,549,066
Forward Foreign Currency Exchange Contracts (1)	-	4,287,698	-		4,287,698
Swap Contracts (1)	-	1,724,772	-		1,724,772
Total Liabilities	$6,549,066	$6,012,470	$-		$12,561,536

Municipal Bond Fund
	Level 1	Level 2	Level 3		Total
Assets
Municipal Bonds
Education	$-	$353,591,396	$-		$353,591,396
General Obligation	-	670,213,385	479,716		670,693,101
General Revenue	-	635,302,071	3,129,185		638,431,256
Healthcare	-	406,479,677	10,605,927		417,085,604
Housing	-	71,755,283	-		71,755,283
Transportation	-	351,523,735	620,151		352,143,886
Utilities	-	241,838,806	-		241,838,806
Money Market Funds	60,291,889	-	-		60,291,889
Total Assets	$60,291,889	$2,730,704,353	$14,834,979		$2,805,831,221

Large Cap Growth Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Consumer Discretionary	$762,399,782	$14,669,083	$-		$777,068,865
Consumer Staples	259,335,548	-	-		259,335,548
Energy	225,075,554	-	-		225,075,554
Financials	320,260,698	-	-		320,260,698
Healthcare	668,341,956	-	-		668,341,956
Industrials	436,085,687	-	-		436,085,687
Information Technology	1,601,755,487	-	-		1,601,755,487
Materials	76,607,739	-	-		76,607,739
Real Estate	51,551,806	-	-		51,551,806
Telecommunication Services	56,083,439	-	-		56,083,439
Utilities	53,586	-	-		53,586
Money Market Funds	201,348,923	-	-		201,348,923
Total Assets	$4,658,900,205	$14,669,083	$-		$4,673,569,288

Large Cap Value Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Consumer Discretionary	$589,630,010	$47,401,106	$-		$637,031,116
Consumer Staples	432,239,004	-	-		432,239,004
Energy	514,039,741	-	-		514,039,741
Financials	1,107,913,754	-	-		1,107,913,754
Healthcare	720,163,960	-	-		720,163,960
Industrials	623,261,100	-	-		623,261,100
Information Technology	589,200,882	43,764,603	-		632,965,485
Materials	411,990,996	-	-		411,990,996
Real Estate	124,142,722	-	-		124,142,722
Telecommunication Services	45,783,049	-	-		45,783,049
Utilities	33,440,657	-	-		33,440,657
Money Market Funds	251,160,885	-	-		251,160,885
Total Assets	$5,442,966,760	$91,165,709	$-		$5,534,132,469

Small/Mid Cap Growth Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Consumer Discretionary	$297,781,468	$-	$-		$297,781,468
Consumer Staples	180,256,218	-	-		180,256,218
Energy	46,402,033	-	-		46,402,033
Financials	248,028,823	-	-		248,028,823
Healthcare	526,357,255	-	-		526,357,255
Industrials	428,448,573	-	-		428,448,573
Information Technology	656,501,386	-	-		656,501,386
Materials	116,754,446	-	-		116,754,446
Real Estate	72,383,209	-	-		72,383,209
Telecommunication Services	6,413,970	-	-		6,413,970
Utilities	6,083,367	-	-		6,083,367
Rights
Healthcare	-	-	57,057		57,057
Money Market Funds	151,872,346	-	-		151,872,346
Total Assets	$2,737,283,094	$-	$57,057		$2,737,340,151

Small/Mid Cap Value Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Consumer Discretionary	$385,251,666	$-	$-		$385,251,666
Consumer Staples	73,196,474	-	-		73,196,474
Energy	224,920,610	-	-		224,920,610
Financials	854,111,803	-	11,378	(2)	854,123,181
Healthcare	171,893,759	-	-		171,893,759
Industrials	550,789,912	-	-		550,789,912
Information Technology	486,285,313	-	-		486,285,313
Materials	221,147,185	-	-		221,147,185
Real Estate	263,389,874	94,430	-		263,484,304
Telecommunication Services	9,307,046	-	-		9,307,046
Utilities	153,778,691	-	-		153,778,691
Money Market Funds	116,055,244	-	-		116,055,244
Total Assets	$3,510,127,577	$94,430	$11,378		$3,510,233,385

International Equity Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Consumer Discretionary	$74,181,817	$779,590,664	$-		$853,772,481
Consumer Staples	108,893,159	567,852,709	-		676,745,868
Energy	51,124,043	292,588,364	-		343,712,407
Financials	88,957,470	960,509,189	-		1,049,466,659
Healthcare	132,939,813	548,340,768	-		681,280,581
Industrials	60,071,556	639,894,711	-		699,966,267
Information Technology	274,484,614	433,780,909	-		708,265,523
Materials	14,445,099	190,734,688	-		205,179,787
Real Estate	229,737	41,409,619	-		41,639,356
Telecommunication Services	92,329	217,953,188	-		218,045,517
Utilities	-	110,880,616	-		110,880,616
Preferred Stocks
Consumer Discretionary	-	15,174,934	-		15,174,934
Consumer Staples	-	474,802	-		474,802
Materials	-	67,452	-		67,452
Rights
Financials	-	1,713	-		1,713
Money Market Funds	264,230,369	-	-		264,230,369
Total Assets	$1,069,650,006	$4,799,254,326	$-		$5,868,904,332

(1) Derivative instruments, including futures and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/depreciation of the instrument within the Funds’ Schedule of Investments. Credit default and interest rate swaps are reported at value.
(2) Includes a security valued at $0.

The Funds recognize all transfers at the end of the reporting period. Transfers from Level 1 and Level 2 to Level 3 are generally due to a decline in market activity which resulted in a lack of or fewer observable market inputs used to determine price or the removal of a fair valuation adjustment. Transfers from Level 3 to Level 2 are generally the result of increased observable market activity, resulting in an increase in the number of observable inputs used to determine price.

Below are the transfers between levels for the Funds during the reporting period from July 1, 2017 to September 30, 2017. There were no transfers between levels for the Large Cap Growth, Large Cap Value and Small/Mid Cap Growth during the reporting period ended September 30, 2017.

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Small/Mid Cap Value Fund	International Equity Fund

Transfers into Level 1 (1)	$-	$-	$-	$-	$27,589,265
Transfers out of Level 1 (2)	-	-	-	(94,430)	(4,935,531)
Net transfers into Level 1	$-	$-	$-	$(94,430)	$22,653,734

Transfers into Level 2 (1)(2)	$57,874,826	$46,506,963	$9,444,229	$94,430	$4,935,531
Transfers out of Level 2 (1)(2)	(7,086,464)	(9,066,381)	-	-	(27,589,265)
Net transfers into Level 2	$50,788,362	$37,440,582	$9,444,229	$94,430	$(22,653,734)

Transfers into Level 3 (2)	$7,086,464	$9,066,381	$-	$-	$-
Transfers out of Level 3 (1)	(57,874,826)	(46,506,963)	(9,444,229)	-	-
Net transfers into Level 3	$(50,788,362)	$(37,440,582)	$(9,444,229)	$-	$-

(1) Securities transferred from Level 3 to Level 2 and Level 2 to Level 1 were the result of additional market data being obtained and observed or the removal of a fair value valuation adjustment.
(2) Securities transferred from Level 1 to Level 2 and Level 2 to Level 3 because of the lack of observable market data or the application of a fair value valuation adjustment.

The Core Bond, Core Plus Bond, Municipal Bond, Small/Mid Cap Growth and Small/Mid Cap Value Funds all held Level 3 securities at the end of the period. In the aggregate, securities classified as Level 3 in the Core Bond, Small/Mid Cap Growth and Small/Mid Cap Value Funds, have been deemed immaterial.

Below is a roll forward which details the activity of securities in Level 3 during the period ended September 30, 2017:

	Core Plus Bond Fund	Municipal Bond Fund
Beginning Balance - June 30, 2017	$62,688,278	$20,908,965
Purchases	22,293,140	6,184,467
Sales proceeds and paydowns	(1,450,514)	(1,630,148)
Transfers into Level 3	9,066,381	-
Transfer out of Level 3	(46,506,963)	(9,444,229)
Realized gains/(losses), net	24,003	33,631
Change in unrealized gains/(losses), net	(1,687,321)	(1,217,707)
Ending Balance - September 30, 2017	$44,427,004	$14,834,979

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship of unobservable inputs, where relevant and significant. Interrelationships may also exist between observable and unobservable inputs (for example, as interest rates rise, prepayment rates decline).

Significant unobservable inputs used by the third-party pricing vendors and broker-dealers generally include prepayment rates, interest rates, probability of default and loss severity in the event of default. Significant increases/(decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

Additionally, third-party pricing vendors and broker-dealers could use market activity related to comparable securities to supplement the inputs noted above. Usually, an increase/(decrease) in the price of a comparable bond would result in a higher (lower) fair value measurement.

The following tables present information about unobservable inputs related to the Funds’ categories of Level 3 investments as of September 30, 2017:

Quantitative Information about Level 3 Fair Value Measurements*

Core Plus Bond Fund

Investment Type	Fair Value at 9/30/17	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Asset-Backed Obligations	$14,832,873	Discounted Cash Flow	Internal Rate of Return	3.81%-4.65%	4.02%
			Life expectancy (in months)	17.88-54.00	46.86
Corporate Bonds	$16,216,226	Discounted Cash Flow	Internal Rate of Return	3.00%-6.00%	3.75%
Mortgage-Backed Obligations	$5,484,904	Discounted Cash Flow	Internal Rate of Return	5.34%-9.40%	7.04%
			Life expectancy (in months)	7.68-57.36	28.47
Asset-Backed Obligations	$6,500,000	Market activity	Recent transaction	$100.00	$100.00
Bank Loans	$1,393,000	Market activity	Recent transaction	$99.50	$99.50

Municipal Bond Fund

Investment Type	Fair Value at 9/30/17	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Municipal Bonds	$14,834,979	Discounted Cash Flow	Internal Rate of Return	1.90%-5.71%	3.51%

* The tables above do not include Level 3 securities that are valued using a single broker's quote.  At September 30, 2017, the value of these securities was $0 for both the Core Plus Bond and Municipal Bond Funds. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 4. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.

5. DERIVATIVE INSTRUMENTS
The Funds’ average monthly notional amount of derivatives during the period ended September 30, 2017 were as follows:

	Average Monthly Notional Amount of:
	Purchased Futures	Sold Futures	Swaps	Forward Foreign Currency Exchange Contracts
Core Bond Fund	$578,809,448	$(284,080,679)	$-	-

Core Plus Bond Fund	819,204,190	(84,354,793)	182,613,333	521,033,807

6. RISKS
Investing in the Funds may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectus and statements of additional information for more information on risks associated with investing in the Funds.

a) Interest Rate Risk – Certain Funds invest in fixed-income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Current market conditions may pose heightened risks for the Funds. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets and result in a decline in the value of the fixed income investments held by the Funds. The value of a fixed-income security with greater duration will be more sensitive to changes in interest rates than a similar security with less duration. Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates. The prices of fixed-income securities with less duration generally will be less affected by changes in interest rates than the prices of fixed-income securities with greater duration. For example, a five-year duration means the fixed income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. Usually, the changes in the value of fixed-income securities will not affect cash income generated, but may affect the value of your investment in the Fund. Floating rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the benchmark rate chosen, frequency of reset and reset caps or floors, among other things). Zero coupon bonds have longer durations than coupon-bearing bonds with comparable maturities and generally experience greater volatility in response to changing interest rates.

b) Liquidity Risk – Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent a Fund from selling securities or closing derivative positions at desirable times or prices. During times of significant market or economic turmoil, usually liquid markets for certain of a Fund’s investments may experience extreme reductions in buy-side demand, which may result in values of a Fund’s portfolio securities declining significantly over short or extended periods of time. These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security. Under certain adverse market or economic conditions, Fund investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, a Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

c) Credit Risk – There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. A Fund may invest in securities that are rated in the lowest investment grade category. Such securities may exhibit speculative characteristics similar to high yield securities, and issuers of such securities may be more vulnerable to changes in economic conditions than issuers of higher grade securities.

d) Counterparty Risk – When a Fund enters into an investment contract, such as an OTC Swap or a repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that a Fund buys a security from a seller (counterparty) that agrees to repurchase the security at an agreed upon price and time, but the counterparty later fails to repurchase the security.

e) Market Risk – Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets. As a result, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

f) Equity Risk – Since certain Funds purchase equity securities, those Funds are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

g) Multi-Manager and Multi-Style Management Risk – Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing a Fund’s investment strategies in pursuit of its objective. To a significant extent, a Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Fund. There can be no assurance that the Adviser or Sub-advisers will be successful in this regard. In addition, because portions of each Fund’s assets are managed by different Sub-advisers using different styles/strategies, a Fund could experience overlapping security transactions. Certain Sub-advisers may be purchasing securities at the same time that other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style. The Adviser’s and the Sub-advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-adviser’s judgment will produce the desired results. In addition, a Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case a Fund’s value may be adversely affected.

h) Foreign Securities Risk – The securities of foreign issuers, including ADRs and GDRs, may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the United States. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies, particularly in emerging markets, may be less stable than the U.S. Government and the U.S. economy.

i) Currency Risk – While the Funds’ net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: (1) it may be expensive to convert foreign currencies into U.S. dollars and vice versa; (2) complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces; (4) there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (5) available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (6) the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

j) Geographic Focus Risk – To the extent that a significant portion of a Fund’s portfolio is invested in the securities of companies in a particular country or region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

k) High Yield Securities Risk – High yield, or “junk,” securities involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. High-yield securities also may be less liquid than higher quality investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Bridge Builder Trust

By (Signature and Title)  /s/ Ryan Robson
                                            Ryan Robson, Principal Executive Officer

Date   November 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Ryan Robson
                                              Ryan Robson, Principal Executive Officer

Date   November 17, 2017

By (Signature and Title)* /s/ Aaron Masek
                                             Aaron Masek, Principal Financial Officer

Date   November 17, 2017

* Print the name and title of each signing officer under his or her signature.